UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

5 Park Plaza, Suite 1900

Irvine, California 92614

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Elizabeth M. Forget	Robert N. Hickey, Esq.
President	Sullivan & Worcester LLP
Met Investors Series Trust	1666 K Street, N.W.
5 Park Plaza, Suite 1900	Washington, D.C. 20006
Irvine, California 92614

Registrant’s telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Met Investors Series Trust Schedule of Investments	March 31, 2011

Met Investors Series Trust

American Funds Balanced Allocation Portfolio	MIST-1
American Funds Bond Portfolio	MIST-3
American Funds Growth Allocation Portfolio	MIST-5
American Funds Growth Portfolio	MIST-7
American Funds International Portfolio	MIST-9
American Funds Moderate Allocation Portfolio	MIST-11
Batterymarch Growth and Income Portfolio	MIST-13
BlackRock High Yield Portfolio	MIST-17
BlackRock Large Cap Core Portfolio	MIST-32
Clarion Global Real Estate Portfolio	MIST-36
Dreman Small Cap Value Portfolio	MIST-39
Goldman Sachs Mid Cap Value Portfolio	MIST-43
Harris Oakmark International Portfolio	MIST-47
Invesco Small Cap Growth Portfolio	MIST-51
Janus Forty Portfolio	MIST-55
Lazard Mid Cap Portfolio	MIST-58
Legg Mason ClearBridge Aggressive Growth Portfolio	MIST-61
Legg Mason Value Equity Portfolio	MIST-64
Loomis Sayles Global Markets Portfolio	MIST-67
Lord Abbett Bond Debenture Portfolio	MIST-76
Lord Abbett Growth and Income Portfolio	MIST-92
Lord Abbett Mid Cap Value Portfolio	MIST-96
Met/Eaton Vance Floating Rate Portfolio	MIST-100
Met/Franklin Income Portfolio	MIST-110
Met/Franklin Mutual Shares Portfolio	MIST-118
Met/Franklin Templeton Founding Strategy Portfolio	MIST-126
Met/Templeton Growth Portfolio	MIST-128
Met/Templeton International Bond Portfolio	MIST-133
MetLife Aggressive Strategy Portfolio	MIST-143
MetLife Balanced Strategy Portfolio	MIST-145
MetLife Defensive Strategy Portfolio	MIST-147
MetLife Growth Strategy Portfolio	MIST-149
MetLife Moderate Strategy Portfolio	MIST-151
MFS® Emerging Markets Equity Portfolio	MIST-153
MFS® Research International Portfolio	MIST-157
Morgan Stanley Mid Cap Growth Portfolio	MIST-161
Oppenheimer Capital Appreciation Portfolio	MIST-165
PIMCO Inflation Protected Bond Portfolio	MIST-168
PIMCO Total Return Portfolio	MIST-183
Pioneer Fund Portfolio	MIST-210
Pioneer Strategic Income Portfolio	MIST-214
Rainier Large Cap Equity Portfolio	MIST-234
RCM Technology Portfolio	MIST-238
SSgA Growth and Income ETF Portfolio	MIST-241
SSgA Growth ETF Portfolio	MIST-243
T. Rowe Price Mid Cap Growth Portfolio	MIST-245
Third Avenue Small Cap Value Portfolio	MIST-250
Turner Mid Cap Portfolio	MIST-253
Van Kampen Comstock Portfolio	MIST-257
Notes to Schedule of Investments	MIST-260

Not all Portfolios are available under every product.

Refer to your prospectus for information on the portfolios that are available.

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	28,576,203	$306,622,656
American Funds Global Bond Fund (Class 1) (a)	6,430,947	77,107,051
American Funds Global Small Capitalization Fund (Class 1) (a)	5,643,030	123,525,942
American Funds Growth Fund (Class 1) (a)	16,079,368	940,482,239
American Funds Growth-Income Fund (Class 1) (a)	40,864,522	1,467,853,634
American Funds High-Income Bond Fund (Class 1) (a)	17,513,400	203,505,710
American Funds International Fund (Class 1) (a)	17,552,562	326,126,604
American Funds New World Fund (Class 1) (a)	5,199,307	122,807,631
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	39,462,339	497,225,469

Total Mutual Funds (Cost $3,412,792,181)		4,065,256,936

Total Investments—100.1% (Cost $3,412,792,181#)		4,065,256,936
Other assets and liabilities (net)—(0.1)%		(2,095,522)

Net Assets—100.0%		$4,063,161,414

#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $3,412,792,181. Aggregate unrealized appreciation based on cost for federal income tax purpose is $652,464,755, resulting in a net unrealized appreciation of $652,464,755.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-1

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,065,256,936	$—	$—	$4,065,256,936
Total Investments	$4,065,256,936	$—	$—	$4,065,256,936

MIST-2

Met Investors Series Trust

American Funds Bond Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Bond Fund (Class 1) (a) (Cost—$413,094,309)	39,470,446	$423,517,884

Total Investments—100.1% (Cost $413,094,309#)		423,517,884
Other assets and liabilities (net)—(0.1)%		(236,041)

Net Assets—100.0%		$423,281,843

#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $ 413,094,309. Aggregate unrealized appreciation based on cost for federal income tax purpose is $10,423,575, resulting in a net unrealized appreciation of $10,423,575.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-3

Met Investors Series Trust

American Funds Bond Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Security	$423,517,884	$—	$—	$423,517,884
Total Investments	$423,517,884	$—	$—	$423,517,884

MIST-4

Met Investors Series Trust

American Funds Growth Allocation Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	6,531,353	$70,081,416
American Funds Global Bond Fund (Class 1) (a)	1,960,039	23,500,865
American Funds Global Small Capitalization Fund (Class 1) (a)	4,567,051	99,972,741
American Funds Growth Fund (Class 1) (a)	13,310,537	778,533,307
American Funds Growth-Income Fund (Class 1) (a)	28,059,880	1,007,910,879
American Funds High-Income Bond Fund (Class 1) (a)	6,329,984	73,554,421
American Funds International Fund (Class 1) (a)	14,616,746	271,579,145
American Funds New World Fund (Class 1) (a)	4,176,171	98,641,157
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	5,549,922	69,929,021

Total Mutual Funds (Cost $1,872,775,609)		2,493,702,952

Total Investments—100.1% (Cost $1,872,775,609#)		2,493,702,952
Other assets and liabilities (net)—(0.1)%		(1,352,068)

Net Assets—100.0%		$2,492,350,884

#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $1,872,775,609. Aggregate unrealized appreciation based on cost for federal income tax purpose is $620,927,343, resulting in a net unrealized appreciation of $620,927,343.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-5

Met Investors Series Trust

American Funds Growth Allocation Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,493,702,952	$—	$—	$2,493,702,952
Total Investments	$2,493,702,952	$—	$—	$2,493,702,952

MIST-6

Met Investors Series Trust

American Funds Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (a) (Cost—$687,615,742)	15,182,859	$888,045,428

Total Investments—100.1% (Cost $687,615,742#)		888,045,428
Other assets and liabilities (net)—(0.1)%		(450,409)

Net Assets—100.0%		$887,595,019

#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $687,615,742. Aggregate unrealized appreciation based on cost for federal income tax purpose is $200,429,686, resulting in a net unrealized appreciation of $200,429,686.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-7

Met Investors Series Trust

American Funds Growth Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$888,045,428	$—	$—	$888,045,428
Total Investments	$888,045,428	$—	$—	$888,045,428

MIST-8

Met Investors Series Trust

American Funds International Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds International Fund (Class 1) (a) (Cost—$295,102,361)	18,962,518	$352,323,583

Total Investments—100.1% (Cost $295,102,361#)		352,323,583
Other assets and liabilities (net)—(0.1)%		(205,036)

Net Assets—100.0%		$352,118,547

#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $295,102,361. Aggregate unrealized appreciation based on cost for federal income tax purpose is $57,221,222, resulting in a net unrealized appreciation of $57,221,222.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-9

Met Investors Series Trust

American Funds International Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$352,323,583	$—	$—	$352,323,583
Total Investments	$352,323,583	$—	$—	$352,323,583

MIST-10

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	43,144,956	$462,945,379
American Funds Global Bond Fund (Class 1) (a)	2,307,974	27,672,604
American Funds Global Small Capitalization Fund (Class 1) (a)	1,342,956	29,397,306
American Funds Growth Fund (Class 1) (a)	6,274,205	366,978,272
American Funds Growth-Income Fund (Class 1) (a)	25,927,507	931,316,041
American Funds High-Income Bond Fund (Class 1) (a)	12,526,727	145,560,570
American Funds International Fund (Class 1) (a)	9,458,991	175,748,056
American Funds New World Fund (Class 1) (a)	1,240,250	29,294,705
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	53,411,420	672,983,894

Total Mutual Funds (Cost $2,466,884,036)		2,841,896,827

Total Investments—100.1% (Cost $2,466,884,036#)		2,841,896,827
Other assets and liabilities (net)—(0.1)%		(1,511,849)

Net Assets—100.0%		$2,840,384,978

#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $2,466,884,036. Aggregate unrealized appreciation based on cost for federal income tax purpose is $375,012,791, resulting in a net unrealized appreciation of $375,012,791.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-11

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,841,896,827	$—	$—	$2,841,896,827
Total Investments	$2,841,896,827	$—	$—	$2,841,896,827

MIST-12

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.2%
General Dynamics Corp.	19,916	$1,524,769
Honeywell International, Inc.	14,666	875,707
Huntington Ingalls Industries, Inc.*	3,500	145,250
Lockheed Martin Corp.	10,963	881,425
Northrop Grumman Corp.	21,000	1,316,910
Raytheon Co.	19,100	971,617
Textron, Inc. (a)	56,200	1,539,318
United Technologies Corp.	19,341	1,637,216

		8,892,212

Air Freight & Logistics—0.5%
United Parcel Service, Inc. - Class B	18,710	1,390,527

Auto Components—0.8%
Autoliv, Inc. (a)	13,380	993,197
TRW Automotive Holdings Corp.*	21,800	1,200,744

		2,193,941

Beverages—3.2%
Coca-Cola Co. (The)	43,150	2,863,002
Coca-Cola Enterprises, Inc.	30,900	843,570
Constellation Brands, Inc. - Class A*	24,400	494,832
Dr Pepper Snapple Group, Inc.	53,700	1,995,492
PepsiCo, Inc.	40,492	2,608,090

		8,804,986

Biotechnology—1.4%
Amgen, Inc.*	31,241	1,669,831
Biogen Idec, Inc.*	17,200	1,262,308
Celgene Corp.*	17,350	998,146

		3,930,285

Capital Markets—1.3%
Ameriprise Financial, Inc.	24,900	1,520,892
Goldman Sachs Group, Inc. (The)	3,383	536,104
Raymond James Financial, Inc.	12,500	478,000
Waddell & Reed Financial, Inc. - Class A (a)	25,600	1,039,616

		3,574,612

Chemicals—1.8%
Dow Chemical Co. (The)	29,600	1,117,400
E. I. du Pont de Nemours & Co.	46,196	2,539,394
PPG Industries, Inc.	15,000	1,428,150

		5,084,944

Commercial & Professional Services—0.3%
R.R. Donnelley & Sons Co.	45,190	854,995

Commercial Banks—3.0%
Bank of Hawaii Corp. (a)	14,100	674,262
BOK Financial Corp. (a)	7,000	361,760
KeyCorp	208,400	1,850,592
M&T Bank Corp. (a)	9,900	875,853
PNC Financial Services Group, Inc.	18,291	1,152,150
U.S. Bancorp	30,900	816,687
Wells Fargo & Co.	80,084	2,538,663

		8,269,967

Security Description	Shares	Value

Communications Equipment—2.0%
Cisco Systems, Inc.	189,684	$3,253,081
QUALCOMM, Inc.	23,252	1,274,907
Research In Motion, Ltd.* (a)	17,710	1,001,855

		5,529,843

Computers & Peripherals—4.5%
Apple, Inc.*	21,942	7,645,690
Dell, Inc.*	62,504	906,933
Hewlett-Packard Co.	95,856	3,927,220

		12,479,843

Diversified Consumer Services—0.4%
Sotheby’s (a)	18,700	983,620

Diversified Financial Services—3.3%
Bank of America Corp.	148,087	1,974,000
Citigroup, Inc.*	398,320	1,760,575
JPMorgan Chase & Co.	97,093	4,475,987
NASDAQ OMX Group, Inc. (The)*	38,800	1,002,592

		9,213,154

Diversified Telecommunication Services—3.4%
AT&T, Inc.	177,383	5,427,920
Qwest Communications International, Inc.	152,200	1,039,526
Verizon Communications, Inc.	74,075	2,854,850

		9,322,296

Electric Utilities—0.8%
Exelon Corp.	35,260	1,454,122
Pinnacle West Capital Corp.	19,400	830,126

		2,284,248

Electronic Equipment, Instruments & Components—1.8%
Arrow Electronics, Inc.*	24,000	1,005,120
Avnet, Inc.*	24,700	842,023
Corning, Inc.	73,482	1,515,934
Flextronics International, Ltd.*	84,000	627,480
Vishay Intertechnology, Inc.* (a)	47,900	849,746

		4,840,303

Energy Equipment & Services—1.5%
Baker Hughes, Inc.	17,800	1,307,054
Oil States International, Inc.* (a)	36,000	2,741,040

		4,048,094

Food & Staples Retailing—2.5%
CVS Caremark Corp.	41,000	1,407,120
Wal-Mart Stores, Inc.	35,595	1,852,720
Walgreen Co.	32,800	1,316,592
Whole Foods Market, Inc.	33,200	2,187,880

		6,764,312

Food Products—1.9%
Archer-Daniels-Midland Co.	33,700	1,213,537
ConAgra Foods, Inc.	35,200	836,000
Corn Products International, Inc.	22,600	1,171,132

MIST-13

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Sara Lee Corp.	47,700	$842,859
Tyson Foods, Inc. - Class A	58,400	1,120,696

		5,184,224

Gas Utilities—0.5%
Energen Corp.	19,900	1,256,088

Health Care Equipment & Supplies—0.7%
Medtronic, Inc.	45,600	1,794,360

Health Care Providers & Services—3.0%
Aetna, Inc.	42,500	1,590,775
Cardinal Health, Inc.	13,200	542,916
CIGNA Corp.	25,900	1,146,852
Humana, Inc.*	22,900	1,601,626
Medco Health Solutions, Inc.*	24,700	1,387,152
UnitedHealth Group, Inc.	46,075	2,082,590

		8,351,911

Hotels, Restaurants & Leisure—0.5%
Chipotle Mexican Grill, Inc.* (a)	3,500	953,295
Royal Caribbean Cruises, Ltd.*	12,000	495,120

		1,448,415

Household Durables—0.3%
Whirlpool Corp.	9,600	819,456

Household Products—1.4%
Procter & Gamble Co. (The)	61,802	3,807,003

Industrial Conglomerates—2.3%
3M Co.	5,961	557,354
General Electric Co.	228,924	4,589,926
Tyco International, Ltd.	28,990	1,297,882

		6,445,162

Insurance—3.6%
ACE, Ltd.	19,000	1,229,300
Aflac, Inc.	24,200	1,277,276
Assurant, Inc.	54,900	2,114,199
Berkshire Hathaway, Inc. - Class B*	26,800	2,241,284
Principal Financial Group, Inc.	33,500	1,075,685
Prudential Financial, Inc.	8,900	548,062
Travelers Cos., Inc. (The)	22,600	1,344,248

		9,830,054

Internet Software & Services—1.5%
Google, Inc. - Class A*	7,100	4,162,091

IT Services—3.6%
Accenture plc - Class A	14,200	780,574
CACI International, Inc. - Class A* (a)	9,300	570,276
International Business Machines Corp.	38,446	6,269,389
Lender Processing Services, Inc.	15,600	502,164
Visa, Inc. - Class A	25,800	1,899,396

		10,021,799

Security Description	Shares	Value

Machinery—3.3%
Caterpillar, Inc.	18,900	$2,104,515
Deere & Co.	11,800	1,143,302
Eaton Corp.	23,600	1,308,384
Oshkosh Corp.* (a)	30,300	1,072,014
Parker Hannifin Corp.	15,600	1,477,008
SPX Corp.	10,400	825,656
Timken Co. (The)	22,000	1,150,600

		9,081,479

Media—2.7%
Comcast Corp. - Class A	125,604	3,104,931
DIRECTV - Class A*	23,800	1,113,840
News Corp. - Class A	60,400	1,060,624
Time Warner Cable, Inc.	11,050	788,307
Time Warner, Inc.	14,945	533,536
Viacom, Inc. - Class B	18,000	837,360

		7,438,598

Metals & Mining—2.4%
Cliffs Natural Resources, Inc.	10,800	1,061,424
Freeport-McMoRan Copper & Gold, Inc.	31,000	1,722,050
Newmont Mining Corp.	24,100	1,315,378
Walter Energy, Inc.	10,400	1,408,472
Yamana Gold, Inc.	92,650	1,140,522

		6,647,846

Multi-Utilities—1.4%
Alliant Energy Corp.	27,800	1,082,254
Integrys Energy Group, Inc.	22,660	1,144,557
NiSource, Inc. (a)	57,500	1,102,850
TECO Energy, Inc.	33,740	632,962

		3,962,623

Multiline Retail—1.3%
Big Lots, Inc.*	12,500	542,875
Dollar Tree, Inc.*	24,725	1,372,732
Target Corp.	33,517	1,676,185

		3,591,792

Oil, Gas & Consumable Fuels—11.3%
Arch Coal, Inc.	54,800	1,974,992
Chevron Corp.	59,679	6,411,315
ConocoPhillips Co.	59,038	4,714,775
Exxon Mobil Corp.	119,454	10,049,665
Hess Corp.	7,000	596,470
Marathon Oil Corp.	28,800	1,535,328
Murphy Oil Corp.	22,300	1,637,266
Occidental Petroleum Corp.	11,016	1,151,062
Tesoro Corp.* (a)	42,300	1,134,909
Valero Energy Corp.	67,900	2,024,778

		31,230,560

Paper & Forest Products—0.9%
Domtar Corp.	17,000	1,560,260
International Paper Co.	27,900	842,022

		2,402,282

MIST-14

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—5.2%
Abbott Laboratories	54,779	$2,686,910
Bristol-Myers Squibb Co.	20,800	549,744
Eli Lilly & Co.	47,576	1,673,248
Endo Pharmaceuticals Holdings, Inc.*	43,600	1,663,776
Johnson & Johnson	40,354	2,390,975
Merck & Co., Inc.	83,604	2,759,768
Pfizer, Inc.	124,436	2,527,295

		14,251,716

Real Estate Investment Trusts—1.0%
Apartment Investment & Management Co. - Class A	42,100	1,072,287
Host Hotels & Resorts, Inc.	93,700	1,650,057

		2,722,344

Real Estate Management & Development—0.3%
Brookfield Properties Corp.	48,000	850,560

Road & Rail—1.8%
CSX Corp.	5,800	455,880
Hertz Global Holdings, Inc.*	58,000	906,540
J.B. Hunt Transport Services, Inc.	18,620	845,720
Ryder System, Inc.	22,700	1,148,620
Union Pacific Corp.	16,100	1,583,113

		4,939,873

Semiconductors & Semiconductor Equipment—2.9%
Analog Devices, Inc.	25,800	1,016,004
Applied Materials, Inc.	66,900	1,044,978
Intel Corp.	202,129	4,076,942
Teradyne, Inc.* (a)	47,800	851,318
Texas Instruments, Inc.	27,974	966,781

		7,956,023

Software—4.4%
Adobe Systems, Inc.*	27,600	915,216
Microsoft Corp.	243,480	6,174,653
Oracle Corp.	110,040	3,672,035
Symantec Corp.*	33,500	621,090
VMware, Inc. - Class A*	9,800	799,092

		12,182,086

Specialty Retail—3.4%
Advance Auto Parts, Inc. (a)	14,000	918,680
Aeropostale, Inc.*	22,050	536,256
Guess?, Inc.	26,700	1,050,645
Home Depot, Inc. (The)	52,000	1,927,120
Lowe’s Cos., Inc.	28,500	753,255
PetSmart, Inc.	23,200	950,040
Ross Stores, Inc.	17,400	1,237,488
TJX Cos., Inc. (The)	38,010	1,890,237

		9,263,721

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.	10,550	549,022
VF Corp.	8,600	847,358
Warnaco Group, Inc. (The)* (a)	14,100	806,379

		2,202,759

Security Description	Shares	Value

Tobacco—1.0%
Altria Group, Inc.	31,125	$810,184
Lorillard, Inc. (a)	11,000	1,045,110
Philip Morris International, Inc.	12,788	839,276

		2,694,570

Trading Companies & Distributors—0.3%
United Rentals, Inc.* (a)	26,800	891,904

Total Common Stocks (Cost $239,956,744)		273,893,481

Short-Term Investments—5.2%
Security Description	Shares/Par Amount	Value

Mutual Funds—5.0%
State Street Navigator Securities Lending Prime Portfolio (b)	13,593,952	13,593,952

Repurchase Agreement —0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $610,000 on 04/01/11 collateralized by $655,000 Freddie Mac at 3.300% due 11/24/20 with a value of $625,525.	$610,000	610,000

Total Short-Term Investments (Cost $14,203,952)		14,203,952

Total Investments—104.6% (Cost $254,160,696#)		288,097,433
Other assets and liabilities (net)—(4.6)%		(12,709,829)

Net Assets—100.0%		$275,387,604

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $254,160,696. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $40,611,876 and $6,675,139, respectively, resulting in a net unrealized appreciation of $33,936,737.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $15,464,498 and the collateral received consisted of cash in the amount of $13,593,952 and non-cash collateral with a value of $2,145,508. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-15

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$273,893,481	$—	$—	$273,893,481

Short-Term Investments
Mutual Funds	13,593,952	—	—	13,593,952
Repurchase Agreement	—	610,000	—	610,000
Total Short-Term Investments	13,593,952	610,000	—	14,203,952

Total Investments	$287,487,433	$610,000	$—	$288,097,433

*	See Schedule of Investments for additional detailed categorizations.

MIST-16

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—81.5% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—2.6%
Acquisition Co. Lanza Parent 10.000%, due 06/01/17 (144A) (a)	$1,026,000	$1,138,860
Aguila 3 S.A. 7.875%, due 01/31/18 (144A) (a)	1,456,000	1,492,400
Aviation Capital Group Corp. 6.750%, due 04/06/21 (144A) (a)	4,510,000	4,510,000
GeoEye, Inc. 9.625%, due 10/01/15	480,000	545,400
Huntington Ingalls Industries, Inc.
6.875%, due 03/15/18 (144A) (a)	880,000	922,900
7.125%, due 03/15/21 (144A) (a)	950,000	995,125
Kratos Defense & Security Solutions, Inc. 10.000%, due 06/01/17	1,370,000	1,517,275
National Air Cargo Group, Inc. 1.000%, due 08/16/15 (b)	4,548,504	4,548,504
Sequa Corp.
11.750%, due 12/01/15 (144A) (a)	2,710,000	2,940,350
13.500%, due 12/01/15 (144A) (a) (c)	6,005,573	6,591,116

		25,201,930

Airlines—1.0%
Air Canada 9.250%, due 08/01/15 (144A) (a)	2,620,000	2,737,900
American Airlines Pass Through Trust, Series 2001-02
7.858%, due 10/01/11 (d)	1,520,000	1,561,800
American Airlines, Inc. 7.500%, due 03/15/16 (144A) (a)	480,000	477,000
Delta Air Lines, Inc., Series B 9.750%, due 12/17/16	1,433,853	1,550,712
United Air Lines, Inc. 12.750%, due 07/15/12	2,946,240	3,277,692

		9,605,104

Auto Components—1.1%
Allison Transmission, Inc.
11.000%, due 11/01/15 (144A) (a)	2,170,000	2,365,300
11.250%, due 11/01/15 (144A) (a) (c)	503,000	548,899
Delphi International Holdings Corp. 12.000%, due 10/06/14 (144A) (a)	165,937	185,850
Exide Technologies 8.625%, due 02/01/18 (144A) (a)	950,000	1,018,875
Hertz Holdings Netherlands B.V.
8.500%, due 07/31/15 (144A) (a) (e)	3,785,000	5,798,133
8.500%, due 07/31/15 (e)	380,000	582,111
Lear Corp.
5.750%, due 08/01/14	1,395,000	38,363
Series B 8.500%, due 12/01/13	1,530,000	42,075
Stanadyne Corp., Series 1 10.000%, due 08/15/14	160,000	164,800
Stanadyne Holdings, Inc. 0.000%/12.000% , due 02/15/15 (f)	125,000	129,687

		10,874,093

Beverages—0.1%
Cott Beverages USA, Inc. 8.125%, due 09/01/18	580,000	622,050

Security Description	Par Amount	Value

Biotechnology—0.1%
QHP Royalty Sub LLC 10.250%, due 03/15/15 (144A) (a)	$1,171,208	$1,194,517

Building Products—1.2%
Ainsworth Lumber Co., Ltd. 11.000%, due 07/29/15 (144A) (a) (c)	88,100	89,532
Associated Materials LLC/Associated Materials Finance, Inc.
9.125%, due 11/01/17 (144A) (a)	1,590,000	1,697,325
Building Materials Corp. of America 7.000%, due 02/15/20 (144A) (a)	740,000	771,450
Griffon Corp. 7.125%, due 04/01/18 (144A) (a)	1,480,000	1,513,300
Nortek, Inc.
11.000%, due 12/01/13	2,627,422	2,791,636
10.000%, due 12/01/18 (144A) (a)	4,260,000	4,611,450

		11,474,693

Capital Markets—0.2%
American Capital, Ltd. 8.960%/7.960% , due 12/31/13 (g)	1,610,000	1,661,926

Chemicals—4.3%
American Pacific Corp. 9.000%, due 02/01/15	150,000	146,813
Celanese U.S. Holdings LLC 6.625%, due 10/15/18 (144A) (a)	1,040,000	1,073,800
CF Industries, Inc.
6.875%, due 05/01/18	1,410,000	1,586,250
7.125%, due 05/01/20	1,300,000	1,477,125
Chemtura Corp. 7.875%, due 09/01/18 (144A) (a)	2,795,000	2,962,700
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	1,645,000	1,747,812
9.000%, due 11/15/20 (144A) (a)	2,430,000	2,525,681
Huntsman International LLC
6.875%, due 11/15/13 (144A) (a) (e)	750,000	1,085,076
8.625%, due 03/15/21 (144A) (a)	1,645,000	1,801,275
Ineos Finance plc 9.000%, due 05/15/15 (144A) (a)	1,350,000	1,485,000
Koppers, Inc. 7.875%, due 12/01/19	1,115,000	1,215,350
KRATON Polymers LLC/KRATON Polymers Capital Corp.
6.750%, due 03/01/19 (144A) (a)	420,000	428,400
MacDermid, Inc. 9.500%, due 04/15/17 (144A) (a)	2,330,000	2,487,275
Momentive Performance Materials, Inc.
11.500%, due 12/01/16	930,000	1,002,075
9.000%, due 01/15/21 (144A) (a)	4,705,000	4,875,556
Nalco Co.
8.250%, due 05/15/17	1,060,000	1,163,350
6.625%, due 01/15/19 (144A) (a) (d)	2,290,000	2,367,287
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.
8.375%, due 03/01/18 (144A) (a)	635,000	650,875
Nova Chemicals Corp. 8.625%, due 11/01/19	1,700,000	1,910,375
Omnova Solutions, Inc. 7.875%, due 11/01/18 (144A) (a)	810,000	824,175

MIST-17

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Chemicals—(Continued)
OXEA Finance/Cy SCA 9.500%, due 07/15/17 (144A) (a)	$1,675,000	$1,835,219
PolyOne Corp. 7.375%, due 09/15/20	690,000	727,950
Rhodia S.A. 6.875%, due 09/15/20 (144A) (a)	2,840,000	2,907,450
Solutia, Inc. 7.875%, due 03/15/20	2,425,000	2,643,250
TPC Group LLC 8.250%, due 10/01/17 (144A) (a)	1,080,000	1,144,800

		42,074,919

Commercial & Professional Services—2.4%
ACCO Brands Corp. 10.625%, due 03/15/15	2,508,000	2,840,310
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.625%, due 03/15/18	1,390,000	1,542,900
8.250%, due 01/15/19	2,565,000	2,699,662
Brickman Group Holdings, Inc. 9.125%, due 11/01/18 (144A) (a)	1,600,000	1,724,000
Casella Waste Systems, Inc. 7.750%, due 02/15/19 (144A) (a)	2,054,000	2,064,270
Clean Harbors, Inc. 7.625%, due 08/15/16 (144A) (a)	1,020,000	1,087,575
Hertz Corp. (The)
7.500%, due 10/15/18 (144A) (a)	1,045,000	1,086,800
6.750%, due 04/15/19 (144A) (a)	980,000	976,325
7.375%, due 01/15/21 (144A) (a)	1,635,000	1,679,963
iPayment, Inc. 9.750%, due 05/15/14	310,000	310,000
Live Nation Entertainment, Inc. 8.125%, due 05/15/18 (144A) (a)	2,725,000	2,799,937
Mobile Mini, Inc. 7.875%, due 12/01/20 (144A) (a)	770,000	820,050
Old AII, Inc.
10.000%, due 12/15/16 (b) (h)	1,350,000	0
9.000%, due 12/15/14 (b) (h)	1,665,000	0
RSC Equipment Rental, Inc. 8.250%, due 02/01/21 (144A) (a)	1,985,000	2,074,325
RSC Equipment Rental, Inc./RSC Holdings III LLC
10.000%, due 07/15/17 (144A) (a)	1,945,000	2,227,025
Tropicana Entertainment LLC/Tropicana Financial Corp.
9.625%, due 12/15/14 (b) (h)	70,000	79

		23,933,221

Commercial Banks—2.4%
ATF Capital B.V. 9.250%, due 02/21/14 (144A) (a)	100,000	107,750
CIT Group, Inc.
7.000%, due 05/01/14-05/01/16 (d)	9,652,260	9,689,506
7.000%, due 05/01/17	10,180,164	10,218,339
6.625%, due 04/01/18 (144A) (a) (d)	3,724,000	3,783,681
Glitnir Banki HF
6.375%, due 09/25/12 (144A) (a) (b) (h)	1,835,000	0

		23,799,276

Security Description	Par Amount	Value

Computers & Peripherals—0.4%
SunGard Data Systems, Inc.
7.375%, due 11/15/18 (144A) (a)	$1,590,000	$1,633,725
7.625%, due 11/15/20 (144A) (a)	2,000,000	2,065,000

		3,698,725

Construction & Engineering—0.1%
Boart Longyear Management Pty, Ltd. 7.000%, due 04/01/21 (144A) (a)	700,000	721,000

Consumer Finance—3.2%
Ally Financial, Inc.
7.500%, due 12/31/13	170,000	184,663
8.300%, due 02/12/15	660,000	725,175
6.250%, due 12/01/17 (144A) (a)	930,000	948,600
8.000%, due 03/15/20-11/01/31	10,540,000	11,535,150
8.000%, due 11/01/31 (d)	4,650,000	5,177,101
7.500%, due 09/15/20 (144A) (a)	2,450,000	2,624,563
Series EMTN 5.375%, due 06/06/11 (e)	822,000	1,186,911
Credit Acceptance Corp.
9.125%, due 02/01/17	3,625,000	3,937,656
9.125%, due 02/01/17 (144A) (a)	260,000	281,775
FCE Bank plc, Series EMTN
7.125%, due 01/15/13 (e)	2,250,000	3,358,947
9.375%, due 01/17/14 (e)	350,000	558,495
Ford Motor Credit Co. LLC 6.625%, due 08/15/17	1,123,000	1,200,080

		31,719,116

Containers & Packaging—2.1%
Ardagh Packaging Finance plc
7.375%, due 10/15/17 (144A) (a) (e)	1,550,000	2,256,230
9.250%, due 10/15/20 (144A) (a) (e)	483,000	718,485
Ball Corp. 6.625%, due 03/15/18	175,000	180,250
Berry Plastics Corp.
8.250%, due 11/15/15	2,195,000	2,332,187
9.750%, due 01/15/21 (144A) (a)	3,095,000	3,079,525
Cascades, Inc. 7.750%, due 12/15/17	1,370,000	1,453,913
Crown European Holdings S.A. 7.125%, due 08/15/18 (144A) (a) (e)	750,000	1,106,883
Graphic Packaging International, Inc.
9.500%, due 06/15/17	3,345,000	3,712,950
7.875%, due 10/01/18	1,270,000	1,366,838
Greif, Inc. 7.750%, due 08/01/19	690,000	757,275
OI European Group B.V. 6.875%, due 03/31/17 (e)	395,000	575,675
Pregis Corp. 12.375%, due 10/15/13	830,000	822,738
Rock-Tenn Co. 9.250%, due 03/15/16	600,000	663,000
Sealed Air Corp. 7.875%, due 06/15/17	1,785,000	1,997,076

		21,023,025

Diversified Consumer Services—0.0%
Service Corp. International 7.875%, due 02/01/13	60,000	64,050

MIST-18

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—4.4%
BI-LO LLC/BI-LO Finance Corp. 9.250%, due 02/15/19 (144A) (a)	$835,000	$867,356
CDW LLC/CDW Finance Corp.
11.500%, due 10/12/15 (c) (d)	2,250,000	2,441,250
8.000%, due 12/15/18 (144A) (a)	700,000	742,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%, due 01/15/16	220,000	227,150
8.000%, due 01/15/18 (d)	9,725,000	10,041,062
KKR Group Finance Co. 6.375%, due 09/29/20 (144A) (a)	2,115,000	2,167,243
Leucadia National Corp.
8.125%, due 09/15/15	1,800,000	1,998,000
7.125%, due 03/15/17	2,915,000	3,075,325
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.750%, due 10/15/16 (144A) (a)	1,943,000	2,064,438
7.750%, due 10/15/16 (144A) (a) (e)	1,050,000	1,541,446
7.750%, due 10/15/16 (e)	999,000	1,473,660
8.000%, due 12/15/16 (e)	1,750,000	2,444,966
9.000%, due 04/15/19 (144A) (a)	6,580,000	6,843,200
6.875%, due 02/15/21 (144A) (a)	2,025,000	2,045,250
8.250%, due 02/15/21 (144A) (a)	1,665,000	1,660,838
UPCB Finance II, Ltd. 6.375%, due 07/01/20 (144A) (a) (e)	2,773,000	3,780,809

		43,413,993

Diversified Telecommunication Services—6.0%
Avaya, Inc.
9.750%, due 11/01/15	770,000	783,475
10.125%, due 11/01/15 (c)	2,250,000	2,264,625
7.000%, due 04/01/19 (144A) (a)	1,450,000	1,421,000
Broadview Networks Holdings, Inc. 11.375%, due 09/01/12 (d)	1,835,000	1,807,475
Digicel Group, Ltd.
8.875%, due 01/15/15 (144A) (a)	2,945,000	3,081,942
9.125%, due 01/15/15 (144A) (a)	3,067,665	3,221,048
8.250%, due 09/01/17 (144A) (a) (d)	2,600,000	2,769,000
10.500%, due 04/15/18 (144A) (a) (d)	1,400,000	1,608,250
Frontier Communications Corp.
8.250%, due 04/15/17	521,000	565,285
8.500%, due 04/15/20 (d)	650,000	707,688
ITC DeltaCom, Inc. 10.500%, due 04/01/16	780,000	863,850
Level 3 Financing, Inc.
9.250%, due 11/01/14	420,000	431,550
8.750%, due 02/15/17	6,470,000	6,453,825
10.000%, due 02/01/18	370,000	373,700
9.375%, due 04/01/19 (144A) (a)	2,520,000	2,450,700
NII Capital Corp. 7.625%, due 04/01/21	1,323,000	1,359,382
Qwest Communications International, Inc. 7.500%, due 02/15/14	6,380,000	6,499,625
Qwest Corp. 7.500%, due 06/15/23	700,000	705,250
Sprint Capital Corp. 6.875%, due 11/15/28	6,730,000	6,242,075
Sunrise Communications Holdings S.A. 8.500%, due 12/31/18 (144A) (a) (e)	420,000	634,450
Sunrise Communications International S.A. 7.000%, due 12/31/17 (144A) (a) (e)	490,000	721,079

Security Description	Par Amount	Value

Diversified Telecommunication Services—(Continued)
tw telecom holdings, inc. 8.000%, due 03/01/18	$830,000	$899,513
Virgin Media Secured Finance plc 7.000%, due 01/15/18 (i)	1,973,000	3,427,596
West Corp. 8.625%, due 10/01/18 (144A) (a)	2,475,000	2,617,312
7.875%, due 01/15/19 (144A) (a)	655,000	671,375
Windstream Corp. 7.875%, due 11/01/17	2,505,000	2,699,137
Ziggo Finance B.V. 6.125%, due 11/15/17 (144A) (a) (e)	2,650,000	3,777,628

		59,057,835

Electric Utilities—1.5%
AES Ironwood LLC 8.857%, due 11/30/25	1,156,657	1,153,765
AES Red Oak LLC
8.540%, due 11/30/19	698,719	712,693
Series B 9.200%, due 11/30/29	650,000	656,500
Calpine Construction Finance Co. LP/CCFC Finance Corp.
8.000%, due 06/01/16 (144A) (a)	1,205,000	1,319,475
Elwood Energy LLC 8.159%, due 07/05/26	1,089,707	1,084,258
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.000%, due 12/01/20	4,183,000	4,453,536
FPL Energy National Wind Portfolio LLC 6.125%, due 03/25/19 (144A) (a)	66,663	63,915
Infinis plc 9.125%, due 12/15/14 (144A) (a) (i)	740,000	1,261,814
Ipalco Enterprises, Inc.
8.625%, due 11/14/11	525,000	544,687
7.250%, due 04/01/16 (144A) (a)	1,910,000	2,077,125
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
10.250%, due 11/01/15	2,500,000	1,475,000

		14,802,768

Electrical Equipment—0.3%
Cengage Learning Acquisitions, Inc. 10.500%, due 01/15/15 ( 144A) (a)	2,815,000	2,885,375

Electronic Equipment, Instruments & Components—0.2%
NXP B.V./NXP Funding LLC 3.053%, due 10/15/13 (d) (j)	1,710,000	1,701,450

Energy Equipment & Services—1.3%
Calfrac Holdings LP 7. 500%, due 12/01/20 (144A) (a)	815,000	845,562
Compagnie Generale de Geophysique-Veritas 7.500%, due 05/15/15	12,000	12,390
9.500%, due 05/15/16	590,000	660,800
7.750%, due 05/15/17	2,035,000	2,149,469
Drummond Co., Inc. 9.000%, due 10/15/14 (144A) (a)	1,670,000	1,778,550
7.375%, due 02/15/16	1,900,000	1,966,500
Exterran Holdings, Inc. 7.250%, due 12/01/18 (144A) (a)	1,300,000	1,329,250
Frac Tech Services LLC/Frac Tech Finance, Inc. 7.125%, due 11/15/18 (144A) (a)	2,405,000	2,471,137

MIST-19

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Energy Equipment & Services—(Continued)
Key Energy Services, Inc. 6.750%, due 03/01/21	$1,550,000	$1,581,000
Precision Drilling Corp. 6.625%, due 11/15/20 (144A) (a)	295,000	304,588
Southern Star Central Corp. 6.750%, due 03/01/16	50,000	51,000

		13,150,246

Food & Staples Retailing—0.5%
Rite Aid Corp. 9.750%, due 06/12/16 (d)	3,280,000	3,657,200
7.500%, due 03/01/17 (d)	705,000	708,525

		4,365,725

Food Products—0.4%
Blue Merger Sub, Inc. 7.625%, due 02/15/19 (144A) (a)	1,220,000	1,242,875
Darling International, Inc. 8.500%, due 12/15/18 (144A) (a)	815,000	890,387
Reddy Ice Corp. 11.250%, due 03/15/15 (144A) (a)	1,180,000	1,236,050
Smithfield Foods, Inc. 10.000%, due 07/15/14	251,000	296,808

		3,666,120

Gas Utilities—1.2%
Energy Future Holdings Corp. 10.000%, due 01/15/20	11,140,000	11,860,480

Health Care Equipment & Supplies—1.1%
ConvaTec Healthcare E S.A. 7.375%, due 12/15/17 (144A) (a) (e)	1,400,000	2,035,403
10.500%, due 12/15/18 (144A) (a)	1,750,000	1,846,250
DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14	6,420,000	7,029,900

		10,911,553

Health Care Providers & Services—3.1%
Crown Newco 3 plc 7.000%, due 02/15/18 (144A) (a) (i)	497,000	815,557
DaVita, Inc. 6.375%, due 11/01/18	1,300,000	1,316,250
Gentiva Health Services, Inc. 11.500%, due 09/01/18	1,520,000	1,727,100
HCA Holdings, Inc. 8.500%, due 04/15/19	980,000	1,092,700
7.875%, due 02/15/20	1,140,000	1,245,450
HCA, Inc. 7.250%, due 09/15/20	6,040,000	6,493,000
HealthSouth Corp. 8.125%, due 02/15/20	750,000	815,625
inVentiv Health, Inc. 10.000%, due 08/15/18 (144A) (a)	2,190,000	2,283,075
MedAssets, Inc. 8.000%, due 11/15/18 (144A) (a)	550,000	565,125
Omnicare, Inc. 6.875%, due 12/15/15	1,865,000	1,923,281

Security Description	Par Amount	Value

Health Care Providers & Services—(Continued)
Ontex IV S.A. 7.500%, due 04/15/18 (144A) (a) (e)	$530,000	$751,752
Tenet Healthcare Corp. 9.000%, due 05/01/15 (d)	2,568,000	2,837,640
10.000%, due 05/01/18	3,498,000	4,114,522
8.875%, due 07/01/19	4,117,000	4,713,965

		30,695,042

Health Care Technology—0.8%
IMS Health, Inc. 12.500%, due 03/01/18 (144A) (a)	6,555,000	7,718,513

Hotels, Restaurants & Leisure—2.3%
Boyd Gaming Corp. 9.125%, due 12/01/18 (144A) (a) (d)	1,230,000	1,276,125
Caesars Entertainment Operating Co., Inc. 11.250%, due 06/01/17	560,000	639,100

10.000%, due 12/15/18 (d)	10,415,000	9,555,762
Cirsa Funding Luxembourg S.A. 8.750%, due 05/15/18 (e)	180,000	261,376
Diamond Resorts Corp. 12.000%, due 08/15/18 (144A) (a)	3,740,000	4,020,500
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.
10.250%, due 06/15/15 (144A) (a) (h)	1,425,000	7,125
MGM Resorts International 13.000%, due 11/15/13	1,605,000	1,932,019

10.375%, due 05/15/14	3,540,000	4,071,000
Scientific Games Corp. 8.125%, due 09/15/18 (144A) (a)	275,000	290,812
Scientific Games International, Inc. 9.250%, due 06/15/19	55,000	60,638
Waterford Gaming LLC 8.625%, due 09/15/14 (144A) (a)	700,926	280,370

		22,394,827

Household Durables—2.8%
American Standard Americas 10.750%, due 01/15/16 (144A) (a)	1,370,000	1,469,325
Beazer Homes USA, Inc. 8.125%, due 06/15/16	890,000	892,225
12.000%, due 10/15/17	3,400,000	3,952,500
9.125%, due 06/15/18 (d)	5,160,000	5,263,200
9.125%, due 05/15/19 (144A) (a)	355,000	360,769
Catalina Marketing Corp. 10.500%, due 10/01/15 (144A) (a) (c)	1,030,000	1,120,125
Jarden Corp. 8.000%, due 05/01/16 (d)	1,235,000	1,356,956
Pulte Homes, Inc. 6.375%, due 05/15/33	180,000	147,150
Ryland Group, Inc. (The) 6.625%, due 05/01/20	2,580,000	2,528,400
Standard Pacific Corp. 10.750%, due 09/15/16	3,340,000	3,907,800
8.375%, due 05/15/18	2,025,000	2,113,594
8.375%, due 05/15/18-01/15/21 (144A) (a)	3,855,000	4,012,156

		27,124,200

MIST-20

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Independent Power Producers & Energy Traders—1.5%
Calpine Corp. 7.500%, due 02/15/21 (144A) (a)	$1,550,000	$1,612,000
7.875%, due 01/15/23 (144A) (a)	2,155,000	2,238,506
NRG Energy, Inc. 7.625%, due 01/15/18 (144A) (a)	9,215,000	9,572,082

8.500%, due 06/15/19	1,020,000	1,078,650

		14,501,238

Industrial—Diversified—0.0%
Harland Clarke Holdings Corp. 6.000%, due 05/15/15 (j)	50,000	45,313

9.500%, due 05/15/15	60,000	59,625

		104,938

Insurance—0.7%
American General Institutional Capital, Series A
7.570%, due 12/01/45 (144A) (a)	2,275,000	2,337,563
CNO Financial Group, Inc. 9.000%, due 01/15/18 (144A) (a)	1,605,000	1,693,275
Dai-ichi Life Insurance Co., Ltd. (The) 7.250%, due 12/31/49 (144A) (a) (j)	1,598,000	1,558,309
Genworth Financial, Inc. 7.625%, due 09/24/21	1,490,000	1,497,435
USI Holdings Corp. 4.188%, due 11/15/14 (144A) (a) (j)	80,000	78,200

		7,164,782

Machinery—0.7%
Navistar International Corp. 8.250%, due 11/01/21	970,000	1,080,338
Oshkosh Corp. 8.250%, due 03/01/17	2,075,000	2,292,875
Thermon Industries, Inc. 9.500%, due 05/01/17	1,595,000	1,730,575
Titan International, Inc. 7.875%, due 10/01/17 (144A) (a)	1,510,000	1,611,925

		6,715,713

Media—8.3%
Affinion Group, Inc. 7.875%, due 12/15/18 (144A) (a)	2,150,000	2,031,750
AMC Entertainment, Inc. 8.750%, due 06/01/19	2,185,000	2,381,650
CCH II LLC/CCH II Capital Corp. 13.500%, due 11/30/16	2,829,537	3,402,518
CCO Holdings LLC/CCO Holdings Capital Corp.
7.875%, due 04/30/18 (d)	1,150,000	1,227,625
8.125%, due 04/30/20 (d)	1,310,000	1,431,175
Checkout Holding Corp. 8.049%, due 11/15/15 (144A) (a) (k)	3,325,000	2,169,562
Clear Channel Communications, Inc. 11.000%, due 08/01/16 (c)	12,770	11,940
9.000%, due 03/01/21 (144A) (a)	860,000	862,150
Clear Channel Worldwide Holdings, Inc. Series A 9.250%, due 12/15/17	5,769,000	6,331,477
Series B 9.250%, due 12/15/17	14,967,000	16,482,409

Security Description	Par Amount	Value

Media—(Continued)
CMP Susquehanna Corp. 9.875%, due 05/15/14 (144A) (a)	$122,000	$86,363
EchoStar DBS Corp. 6.625%, due 10/01/14	1,175,000	1,246,969
7.000%, due 10/01/13	1,525,000	1,654,625
Gray Television, Inc. 10.500%, due 06/29/15 (d)	3,100,000	3,313,125
Interactive Data Corp. 10.250%, due 08/01/18 (144A) (a)	3,140,000	3,540,350
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG
7.500%, due 03/15/19 (144A) (a) (e)	2,330,000	3,399,886
Musketeer GmbH 9.500%, due 03/15/21 (144A) (a) (e)	1,470,000	2,173,662
NAI Entertainment Holdings LLC 8.250%, due 12/15/17 (144A) (a)	1,945,000	2,090,875
Nielsen Finance LLC/Nielsen Finance Co. 11.625%, due 02/01/14	782,000	924,715
11.500%, due 05/01/16	1,602,000	1,894,365
7.750%, due 10/15/18 (144A) (a)	5,980,000	6,443,450
ProQuest LLC 9.000%, due 10/15/18 (144A) (a)	1,585,000	1,640,475
Rainbow National Services LLC 10.375%, due 09/01/14 (144A) (a)	1,978,000	2,057,120
8.750%, due 09/01/12 (144A) (a) (d)	1,610,000	1,624,087
Regal Entertainment Group 9.125%, due 08/15/18	1,340,000	1,440,500
Unitymedia GmbH 9.625%, due 12/01/19 (e)	456,000	706,618
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
8.125%, due 12/01/17 (e)	452,000	674,850
UPC Germany GmbH 8.125%, due 12/01/17 (144A) (a)	2,620,000	2,784,538
8.125%, due 12/01/17 (144A) (a) (e)	1,146,000	1,714,887
9.625%, due 12/01/19 (144A) (a) (e)	1,505,000	2,332,150
UPC Holding B.V. 9.875%, due 04/15/18 (144A) (a)	1,900,000	2,112,245
Ziggo Bond Co. B.V. 8.000%, due 05/15/18 (144A) (a) (e)	1,086,000	1,603,923

		81,792,034

Metals & Mining—2.6%
Chichester Metals Pty, Ltd. 7.000%, due 11/01/15 (144A) (a)	4,965,000	5,146,410
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14	950,000	978,500
JMC Steel Group 8.250%, due 03/15/18 (144A) (a)	1,315,000	1,351,162
New World Resources NV 7.875%, due 05/01/18 (e)	1,345,000	2,018,074
Novelis, Inc. 8.750%, due 12/15/20 (144A) (a)	12,205,000	13,486,525
Ryerson, Inc. 7.679%, due 11/01/14 (j)	660,000	635,250
12.000%, due 11/01/15	670,000	730,300
United States Steel Corp. 7.375%, due 04/01/20	710,000	747,275

		25,093,496

MIST-21

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Multiline Retail—0.7%
Dollar General Corp. 11.875%, due 07/15/17 (c)	$5,803,000	$6,716,973

Oil, Gas & Consumable Fuels—9.4%
Arch Coal, Inc. 7.250%, due 10/01/20	2,690,000	2,898,475
Arch Western Financial LLC 6.750%, due 07/01/13	1,099,000	1,115,485
Berry Petroleum Co. 8.250%, due 11/01/16	205,000	217,813
6.750%, due 11/01/20	795,000	821,831
Bill Barrett Corp. 9.875%, due 07/15/16	230,000	259,900
Carrizo Oil & Gas, Inc. 8.625%, due 10/15/18 (144A) (a)	760,000	811,300
Chaparral Energy, Inc. 8.250%, due 09/01/21 (144A) (a)	845,000	872,463
Chesapeake Energy Corp. 6.500%, due 08/15/17	890,000	966,763
6.625%, due 08/15/20	1,550,000	1,658,500
6.875%, due 11/15/20 (d)	400,000	434,000
6.125%, due 02/15/21	3,290,000	3,401,037
Clayton Williams Energy, Inc. 7.750%, due 04/01/19 (144A) (a)	1,105,000	1,109,144
Coffeyville Resources LLC/Coffeyville Finance, Inc.
9.000%, due 04/01/15 (144A) (a)	1,093,000	1,194,102
Concho Resources, Inc. 7.000%, due 01/15/21	1,330,000	1,403,150
Connacher Oil and Gas, Ltd. 11.750%, due 07/15/14 (144A) (a)	465,000	501,619
10.250%, due 12/15/15 (144A) (a)	3,265,000	3,477,225
CONSOL Energy, Inc. 8.250%, due 04/01/20	6,375,000	7,100,156
Continental Resources, Inc. 7.125%, due 04/01/21	1,175,000	1,252,844
Copano Energy LLC/Copano Energy Finance Corp.
7.125%, due 04/01/21	1,160,000	1,180,300
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
7.750%, due 04/01/19 (144A) (a)	1,210,000	1,210,000
Crosstex Energy LP/Crosstex Energy Finance Corp.
8.875%, due 02/15/18	495,000	542,025
Denbury Resources, Inc. 9.750%, due 03/01/16	2,690,000	3,046,425
8.250%, due 02/15/20	1,261,000	1,415,472
6.375%, due 08/15/21	955,000	981,263
El Paso Corp. 6.700%, due 02/15/27	62,930	58,907
Energy Transfer Equity LP 7. 500%, due 10/15/20	350,000	383,250
Energy XXI Gulf Coast, Inc. 9.250%, due 12/15/17 (144A) (a)	1,410,000	1,512,225
7.750%, due 06/15/19 (144A) (a)	1,950,000	1,959,750
EV Energy Partners LP/EV Energy Finance Corp.
8.000%, due 04/15/19 (144A) (a) (d)	1,430,000	1,458,600
Forest Oil Corp. 8.500%, due 02/15/14	1,090,000	1,220,800
Hilcorp Energy I LP/Hilcorp Finance Co. 8.000%, due 02/15/20 (144A) (a)	2,065,000	2,209,550
7.625%, due 04/15/21 (144A) (a)	2,825,000	2,973,312
James River Escrow, Inc. 7.875%, due 04/01/19 (144A) (a)	1,520,000	1,580,800

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 04/15/20 (144A) (a)	$5,170,000	$5,790,400
7.750%, due 02/01/21 (144A) (a)	2,525,000	2,708,062
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.750%, due 11/01/20	620,000	638,600
MEG Energy Corp. 6.500%, due 03/15/21 (144A) (a)	2,000,000	2,035,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18	5,440,000	5,943,200
Oasis Petroleum, Inc. 7.250%, due 02/01/19 (144A) (a)	1,160,000	1,183,200
Petrohawk Energy Corp. 10.500%, due 08/01/14	765,000	882,619
7.875%, due 06/01/15	3,120,000	3,322,800
7.250%, due 08/15/18 (144A) (a)	2,280,000	2,359,800
7.250%, due 08/15/18	675,000	698,625
Range Resources Corp. 6.375%, due 03/15/15	200,000	205,000
7.500%, due 05/15/16	75,000	78,188
8.000%, due 05/15/19	2,660,000	2,945,950
6.750%, due 08/01/20	665,000	711,550
SandRidge Energy, Inc. 7.500%, due 03/15/21 (144A) (a)	2,810,000	2,918,887
SM Energy Co. 6.625%, due 02/15/19 (144A) (a)	1,710,000	1,759,162
Swift Energy Co. 7.125%, due 06/01/17	825,000	847,688
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, due 02/01/21 (144A) (a)	1,005,000	997,462
Teekay Corp. 8.500%, due 01/15/20 (d)	1,780,000	1,931,300
Trafigura Beheer B.V. 6.375%, due 04/08/15 (e)	735,000	987,583
Whiting Petroleum Corp. 6.500%, due 10/01/18	1,585,000	1,638,494

		91,812,056

Paper & Forest Products—1.7%
Boise Cascade LLC 7.125%, due 10/15/14	463,000	459,528
Boise Paper Holdings LLC/Boise Co.-Issuer Co. 8.000%, due 04/01/20	430,000	466,550
Boise Paper Holdings LLC/Boise Finance Co. 9.000%, due 11/01/17	895,000	997,925
Clearwater Paper Corp. 10.625%, due 06/15/16	1,040,000	1,180,400
7.125%, due 11/01/18 (144A) (a)	1,025,000	1,078,813
Georgia-Pacific LLC 7.700%, due 06/15/15 (d)	380,000	432,250
8.250%, due 05/01/16 (144A) (a)	2,885,000	3,267,262
Graham Packaging Co. LP/GPC Capital Corp. I
8.250%, due 10/01/18	805,000	867,388
NewPage Corp. 11.375%, due 12/31/14 (d)	5,030,000	5,061,437
Verso Paper Holdings LLC 11.500%, due 07/01/14	2,497,000	2,740,457
4.054%, due 08/01/14 (j)	290,000	287,100

		16,839,110

MIST-22

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Pharmaceuticals—0.8%
Angiotech Pharmaceuticals, Inc. 4.061%, due 12/01/13 (d) (j)	$2,655,000	$2,316,487
Axcan Intermediate Holdings, Inc. 12.750%, due 03/01/16	1,520,000	1,698,600
STHI Holding Corp. 8.000%, due 03/15/18 (144A) (a)	860,000	894,400
Valeant Pharmaceuticals International 6.500%, due 07/15/16 (144A) (a) (d)	1,115,000	1,106,638
6.750%, due 10/01/17 (144A) (a)	230,000	227,700
6.875%, due 12/01/18 (144A) (a)	430,000	423,550
7.000%, due 10/01/20 (144A) (a)	940,000	916,500

		7,583,875

Professional Services—0.3%
FTI Consulting, Inc. 6.750%, due 10/01/20 (144A ) (a)	3,320,000	3,378,100

Real Estate—1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.
0.000%/11.000% , due 06/30/15 (144A) (a) (f)	119,600	72,358
Realogy Corp. 11.500%, due 04/15/17 (144A) (a)	5,885,000	6,135,113
7.875%, due 02/15/19 (144A) (a) (d)	8,045,000	7,894,156

		14,101,627

Semiconductors & Semiconductor Equipment—0.1%
Spansion LLC 7.875%, due 11/15/17 (144A) (a)	1,330,000	1,359,925

Software—2.1%
First Data Corp. 9.875%, due 09/24/15	2,795,000	2,865,462
7.375%, due 06/15/19 (144A) (a)	3,035,000	3,099,494
8.250%, due 01/15/21 (144A) (a) (d)	7,376,000	7,394,440
12.625%, due 01/15/21 (144A) (a)	6,862,000	7,479,580

		20,838,976

Specialty Retail—0.7%
Asbury Automotive Group, Inc. 7.625%, due 03/15/17	880,000	902,000
8.375%, due 11/15/20 (144A) (a)	1,110,000	1,159,950
Claire’s Stores, Inc. 8.875%, due 03/15/19 (144A) (a)	1,105,000	1,060,800
Sonic Automotive, Inc. 9.000%, due 03/15/18	1,010,000	1,078,175
Toys “R” Us - Delaware, Inc. 7.375%, due 09/01/16 (144A) (a)	1,100,000	1,168,750
United Auto Group, Inc. 7.750%, due 12/15/16	1,395,000	1,449,056

		6,818,731

Textiles, Apparel & Luxury Goods—0.4%
Phillips-Van Heusen Corp. 7.375%, due 05/15/20	1,375,000	1,460,937
7.750%, due 11/15/23	1,510,000	1,660,339

Security Description	Par Amount	Value

Textiles, Apparel & Luxury Goods—(Continued)
Polymer Group, Inc. 7.750%, due 02/01/19 (144A) (a)	$492,000	$509,835

		3,631,111

Trading Companies & Distributors—0.1%
Interline Brands, Inc. 7.000%, due 11/15/18	840,000	865,200
Russel Metals, Inc. 6.375%, due 03/01/14	230,000	233,163

		1,098,363

Transportation—0.5%
Florida East Coast Railway Corp. 8.125%, due 02/01/17 (144A) (a)	1,010,000	1,059,237
Travelport LLC 9.875%, due 09/01/14 (d)	1,940,000	1,898,775
9.000%, due 03/01/16	390,000	364,163
11.875%, due 09/01/16 (d)	1,870,000	1,753,125

		5,075,300

Wireless Telecommunication Services—2.4%
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, due 12/01/15 (144A) (a) (d)	1,430,000	1,551,550
Cricket Communications, Inc. 10.000%, due 07/15/15 (d)	1,665,000	1,835,662
7.750%, due 05/15/16	4,070,000	4,344,725
FiberTower Corp. 9.000%, due 01/01/16	344,634	305,001
9.000%, due 01/01/16 (144A) (a)	85,528	73,768
Intelsat Jackson Holdings S.A. 7.250%, due 04/01/19-10/15/20 (144A) (a)	2,205,000	2,218,782
7.500%, due 04/01/21 (144A) (a)	1,280,000	1,289,600
iPCS, Inc. 2.429%, due 05/01/13 (j)	4,881,000	4,783,380
MetroPCS Wireless, Inc. 7.875%, due 09/01/18 (d)	1,370,000	1,472,750
6.625%, due 11/15/20 (d)	2,800,000	2,803,500
Phones4u Finance plc 9.500%, due 04/01/18 (144A) (a) (i)	1,255,000	1,983,876
SBA Telecommunications, Inc. 8.000%, due 08/15/16	1,200,000	1,312,500

		23,975,094

Total Domestic Bonds & Debt Securities (Cost $763,994,872)		800,017,214

Loan Participation—5.1%

Aerospace & Defense—0.2%
AWAS Capital, Inc. 7.750%, due 06/10/11 (j)	1,680,000	1,722,697

Diversified Financial Services—0.9%
Abbot Turbo Mezzanine Bridge 7.250%, due 03/15/18 (b) (j)	882,163	105,860
AGFS Funding Co. 7.250%, due 04/16/16 (j)	6,500,000	6,518,298

MIST-23

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Loan Participation—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
First Data Corp. 3.002%, due 09/24/14-09/24/16 (j)	$2,006,239	$1,998,887

		8,623,045

Diversified Telecommunication Services—1.6%
Hawaiian Telecom 9.000%, due 05/25/14 (j)	797,556	815,102
Intelsat Jackson Holdings, Ltd. 5.250%, due 03/07/18 (j)	10,725,000	10,814,929
Vodafone Intermediate Holding Co. 6.875%, due 07/30/15 (j)	3,882,487	3,960,137

		15,590,168

Electronic Equipment, Instruments & Components—0.2%
Texas Competitive Electric Holdings Co. LLC 3.759%, due 10/10/14 (j)	2,439,077	2,054,566

Health Care Providers & Services—0.3%
Harden Healthcare LLC 8.500%, due 02/22/15 (b) (j)	720,182	705,778
7.750%, due 03/02/15 (b) (j)	2,090,000	2,048,200

		2,753,978

Hotels, Restaurants & Leisure—0.6%
Delphi Holdings LLP 0.000%, due 01/28/15 (j)	1,450,000	1,350,994
Enterprise Inns 6.500%, due 12/06/18 (i) (j)	1,264,000	1,807,492
Volume Services America, Inc. 10.500%, due 08/24/16 (j)	2,992,500	3,015,887

		6,174,373

Leisure Equipment & Products—0.0%
Travelport Holdings, Ltd. 8.314%, due 03/26/12 (j)	449,251	413,873

Media—0.7%
Education Media, Inc. 6.006%, due 11/14/14 (j)	1,206,612	1,163,627
Hema Holding B.V. 5.000%, due 01/29/17 (e) (j)	1,611,426	2,285,645
Newsday, Inc. 10.500%, due 08/01/13	3,140,000	3,334,303

		6,783,575

Multiline Retail—0.0%
Claires Stores, Inc. 3.063%, due 05/29/14 (j)	315,498	301,432

Paper & Forest Products—0.3%
Verso Paper Holdings LLC 6.672%, due 02/01/13 (j)	2,742,602	2,632,898

Real Estate—0.3%
Ainsworth Lumber Co., Ltd. 5.250%, due 04/28/11 (j)	1,000,000	1,001,000

Security Description	Par Amount	Value

Real Estate—(Continued)
Realogy Corp. 4.400%, due 10/10/13 (j)	$222,918	$214,003
4.562%, due 10/10/13 (j)	1,314,326	1,238,403

		2,453,406

Transportation Infrastructure—0.0%
Marsico Parent Co. 5.313%, due 11/14/14 (j)	372,960	304,894

Total Loan Participation (Cost $47,167,892)		49,808,905

Common Stocks—4.8%
Security Description	Shares	Value

Auto Components—0.1%
Dana Holding Corp.*	25,000	434,750

Building Products—0.0%
Ainsworth Lumber Co., Ltd.*	9,394	37,217
Ainsworth Lumber Co., Ltd. (144A)* (a)	10,657	0
Nortek, Inc.*	1,670	71,810

		109,027

Capital Markets—0.1%
E*Trade Financial Corp.*	76,199	1,190,990

Chemicals—0.3%
CF Industries Holdings, Inc.	21,500	2,940,985
Zemex Minerals Group, Inc.	87	0

		2,940,985

Commercial Banks—0.1%
CIT Group, Inc.*	23,156	985,288

Communications Equipment—0.1%
Loral Space & Communications, Inc.* (d)	10,336	801,557

Diversified Financial Services—0.3%
Bank of America Corp.	190,000	2,532,700

Diversified Telecommunication Services—0.0%
Viatel Holding Bermuda, Ltd.*	4	1

Food Products—0.1%
Zhongpin, Inc.* (d)	55,479	842,171

Hotels, Restaurants & Leisure—0.0%
Buffets Restaurants Holdings, Inc.* (b)	114	1

Household Durables—0.2%
Beazer Homes USA, Inc.* (d)	175,407	801,610
PulteGroup, Inc.*	201,521	1,491,255

		2,292,865

MIST-24

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—0.1%
Navistar International Corp.*	16,655	$1,154,691
Stanley-Martin Communities LLC* (b)	450	243,900

		1,398,591

Media—1.4%
Belo Corp. - Class A* (d)	173,718	1,530,456
Cebridge Connections Holdings* (b)	7,460	37,598
Charter Communications, Inc. - Class A* (d)	222,524	11,266,390
Clear Channel Outdoor Holdings, Inc. - Class A* (d)	36,444	530,260
Education Media & Publishing Group, Ltd.* (b)	123,307	616,535

		13,981,239

Metals & Mining—0.1%
African Minerals, Ltd.*	109,653	880,763

Oil, Gas & Consumable Fuels—0.8%
Alpha Natural Resources, Inc.* (d)	41,600	2,469,792
Marathon Oil Corp.	97,000	5,171,070

		7,640,862

Road & Rail—0.4%
Dollar Thrifty Automotive Group* (d)	59,000	3,937,070

Semiconductors & Semiconductor Equipment—0.2%
Spansion, Inc. - Class A*	124,563	2,325,591

Software—0.1%
Bankruptcy Management Solution, Inc.*	796	3,502
TiVo, Inc.* (d)	56,185	492,181

		495,683

Wireless Telecommunication Services—0.4%
Crown Castle International Corp.*	93,854	3,993,488
FiberTower Corp.* (d)	109,071	219,233

		4,212,721

Total Common Stocks (Cost $45,681,153)		47,002,855

Preferred Stocks—3.6%

Auto Components—0.6%
Dana Holding Corp., Series B (144A) (a)	38,300	5,792,875

Diversified Financial Services—2.9%
Delphi - Class B	935	18,289,386
GMAC Capital Trust I, Series 2*	421,840	10,778,645

		29,068,031

Media—0.0%
CMP Susquehanna Radio Holdings Corp., Series A (144A)* (a) (j)	28,451	285

Road & Rail—0.0%
Marsico Parent Superholdco LLC (144A)* (a) (b) (k)	25	0

Security Description	Shares	Value

Thrifts & Mortgage Finance—0.1%
Fannie Mae, Series 0*	70,000	$217,000
Freddie Mac, Series Z*	201,964	343,339

		560,339

Total Preferred Stocks (Cost $24,658,622)		35,421,530

Convertible Bonds—3.0%
Security Description	Par Amount	Value

Capital Markets—0.0%
E*Trade Financial Corp., Series A 0.000%, due 08/31/19 (144A) (a) (k)	$76,000	115,235
0.000%, due 08/31/19 (k)	11,000	16,671

		131,906

Computers & Peripherals—0.3%
EMC Corp. Series B 1.750%, due 12/01/13	1,670,000	2,855,700

Diversified Telecommunication Services—0.2%
Level 3 Communications, Inc. 6.500%, due 10/01/16	1,240,000	1,821,250

Health Care Equipment & Supplies—0.1%
Hologic, Inc. 2.000%/0.000% , due 12/15/37 (g)	1,075,000	1,042,750

Machinery—1.2%
Navistar International Corp. 3.000%, due 10/15/14	6,320,000	9,603,240
Titan International, Inc. 5.625%, due 01/15/17 (144A) (a)	650,000	1,806,785

		11,410,025

Marine—0.1%
Horizon Lines, Inc. 4.250%, due 08/15/12 (d)	1,345,000	1,052,463

Media—0.2%
Liberty Global, Inc. 4.500%, due 11/15/16	1,060,000	1,790,107

Metals & Mining—0.4%
Goldcorp, Inc. 2.000%, due 08/01/14 (d)	1,865,000	2,387,200
Newmont Mining Corp., Series A 1.250%, due 07/15/14	1,400,000	1,853,250

		4,240,450

Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp. 2.250%, due 12/15/38	1,250,000	1,154,687

MIST-25

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount	Value

Semiconductors & Semiconductor Equipment—0.2%
Linear Technology Corp., Series A 3.000%, due 05/01/27	$1,460,000	$1,558,477

Thrifts & Mortgage Finance—0.1%
Radian Group, Inc. 3.000%, due 11/15/17	1,670,000	1,528,050

Wireless Telecommunication Services—0.1%
NII Holdings, Inc. 3.125%, due 06/15/12 (d)	800,000	808,000

Total Convertible Bonds (Cost $24,903,370)		29,393,865

Convertible Preferred Stocks—1.1%

Automobiles—0.3%
General Motors Co., Series B 4.750%, due 12/01/13	77,900	3,762,959

Diversified Financial Services—0.6%
Citigroup, Inc. 7.500%, due 12/15/12	48,200	6,097,300

Household Durables—0.1%
Beazer Homes USA, Inc. 7.500%, due 01/15/13	31,387	767,020

Professional Services—0.1%
Nielsen Holdings N.V. 6.250%, due 02/01/13*	1,508,500	861,731

Total Convertible Preferred Stocks (Cost $11,462,250)		11,489,010

Warrants—0.0%
Security Description	Shares	Value

Communications Equipment—0.0%
Turbo Cayman, Ltd., expires 12/31/09*	1	0

Hotels, Restaurants & Leisure—0.0%
Buffets Restaurant Holdings, expires 04/28/14*	50	0
HMH Holdings*	26,513	0

		0

Media—0.0%
Advanstar Holdings Corp., expires 10/15/11*	75	10
Charter Communications, Inc., expires 11/30/14*	281	2,107
Smurfit Kappa Group plc, expires 10/01/13 (144A)* (a) (b)	100	4,569

		6,686

Security Description	Shares	Value

Software—0.0%
Bankruptcy Management Solution, Inc., expires 12/30/11*	531	$0

Thrifts & Mortgage Finance—0.0%
CNB Capital Trust I, expires 03/23/19*	32,513	0

Total Warrants (Cost $993)		6,686

Short-Term Investments—5.1%

Security Description	Shares/Par Amount	Value

Mutual Funds—4.4%
State Street Navigator Securities Lending Prime Portfolio (l)	42,761,242	42,761,242

Repurchase Agreements—0.7%
Fixed Income Clearing Corp. 0.010%, due 04/01/11, Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $7,049,002 on 04/01/11 collateralized by $7,190,000 Fannie Mae at 0.000% due 05/18/11 with a value of $7,190,000.	$7,049,000	7,049,000

Total Short-Term Investments (Cost $49,810,242)		49,810,242

Total Investments—104.2% (Cost $967,679,394#)		1,022,950,307
Other Assets and Liabilities (net)—(4.2)%		(41,631,144)

Net Assets—100.0%		$981,319,163

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $967,679,394. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $66,563,557 and $11,292,644, respectively, resulting in a net unrealized appreciation of $55,270,913.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $381,667,205, which is 38.9% of the Portfolio’s net assets.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $41,805,521 and the collateral received consisted of cash in the amount of $42,761,242. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

MIST-26

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

(e)	Par shown in Euro. Value is shown in USD.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(g)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(h)	Security is in default and/or issuer is in bankruptcy.
(i)	Par shown in British Pound. Value is shown in USD.
(j)	Variable or floating rate security. The stated rate represents the rate at March 31, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(k)	Zero coupon bond - Interest rate represents current yield to maturity.
(l)	Represents investment of collateral received from securities lending transactions.

Credit Composition as of March 31, 2011 (Unaudited)

Portfolio Composition by Credit Quality	% of Fixed Income Market Value
A	0.6
BBB	4.4
BB	27.1
B	47.3
CCC	11.2
CC	1.7
D	0.2
Not Rated	7.5

MIST-27

Met Investors Series Trust

BlackRock High Yield Portfolio

Futures Contracts

The futures contracts outstanding as of March 31, 2011 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Short	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2011	Unrealized Depreciation
S&P 500 E Mini Index Futures	06/17/2011	(510)	$(33,345,318)	$(33,685,500)	$(340,182)

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation
4/27/2011	Citibank N.A.	260,000	EUR	$368,626	$364,432	$4,194

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/14/2011	Deutsche Bank AG	390,000	EUR	$553,073	$554,033	$960
4/27/2011	Citibank N.A.	29,600,500	EUR	41,967,403	40,508,284	(1,459,119)
4/27/2011	Royal Bank of Scotland Group plc	2,959,500	EUR	4,195,961	4,053,023	(142,938)
4/27/2011	Citibank N.A.	399,000	EUR	565,700	550,715	(14,985)
4/27/2011	Deutsche Bank AG	1,294,000	EUR	1,834,625	1,747,550	(87,075)
4/27/2011	Citibank N.A.	3,660,000	EUR	5,189,125	5,145,290	(43,835)
4/14/2011	Citibank N.A.	1,751,000	GBP	2,809,772	2,731,560	(78,212)
4/14/2011	Deutsche Bank AG	497,500	GBP	798,322	792,445	(5,877)
4/14/2011	Deutsche Bank AG	577,000	GBP	925,893	933,358	7,465
4/14/2011	UBS AG	175,500	GBP	281,619	283,216	1,597
4/14/2011	Citibank N.A.	361,000	GBP	579,285	581,478	2,193
4/14/2011	Deutsche Bank AG	546,500	GBP	876,951	878,007	1,056
4/14/2011	Royal Bank of Scotland Group plc	98,000	GBP	157,257	157,710	453
4/14/2011	Citibank N.A.	150,500	GBP	241,503	242,103	600
4/14/2011	Citibank N.A.	226,000	GBP	362,655	362,105	(550)
4/14/2011	UBS AG	176,500	GBP	283,224	282,229	(995)
4/14/2011	UBS AG	180,500	GBP	289,642	289,184	(458)
4/14/2011	Deutsche Bank AG	156,000	GBP	250,328	251,501	1,173
4/14/2011	Royal Bank of Scotland Group plc	997,000	GBP	1,599,853	1,594,286	(5,567)
4/14/2011	Royal Bank of Scotland Group plc	252,500	GBP	405,178	405,602	424

						$(1,823,690)

EUR—	Euro
GBP—	British Pound

MIST-28

Met Investors Series Trust

BlackRock High Yield Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$20,653,426	$4,548,504	$25,201,930
Airlines	—	9,605,104	—	9,605,104
Auto Components	—	10,874,093	—	10,874,093
Beverages	—	622,050	—	622,050
Biotechnology	—	1,194,517	—	1,194,517
Building Products	—	11,474,693	—	11,474,693
Capital Markets	—	1,661,926	—	1,661,926
Chemicals	—	42,074,919	—	42,074,919
Commercial & Professional Services	—	23,933,142	79	23,933,221
Commercial Banks	—	23,799,276	—	23,799,276
Computers & Peripherals	—	3,698,725	—	3,698,725
Construction & Engineering	—	721,000	—	721,000
Consumer Finance	—	31,719,116	—	31,719,116
Containers & Packaging	—	21,023,025	—	21,023,025
Diversified Consumer Services	—	64,050	—	64,050
Diversified Financial Services	—	43,413,993	—	43,413,993
Diversified Telecommunication Services	—	59,057,835	—	59,057,835
Electric Utilities	—	14,802,768	—	14,802,768
Electrical Equipment	—	2,885,375	—	2,885,375
Electronic Equipment, Instruments & Components	—	1,701,450	—	1,701,450
Energy Equipment & Services	—	13,150,246	—	13,150,246
Food & Staples Retailing	—	4,365,725	—	4,365,725
Food Products	—	3,666,120	—	3,666,120
Gas Utilities	—	11,860,480	—	11,860,480
Health Care Equipment & Supplies	—	10,911,553	—	10,911,553
Health Care Providers & Services	—	30,695,042	—	30,695,042
Health Care Technology	—	7,718,513	—	7,718,513
Hotels, Restaurants & Leisure	—	22,394,827	—	22,394,827
Household Durables	—	27,124,200	—	27,124,200
Independent Power Producers & Energy Traders	—	14,501,238	—	14,501,238
Industrial - Diversified	—	104,938	—	104,938
Insurance	—	7,164,782	—	7,164,782
Machinery	—	6,715,713	—	6,715,713
Media	—	81,792,034	—	81,792,034
Metals & Mining	—	25,093,496	—	25,093,496
Multiline Retail	—	6,716,973	—	6,716,973
Oil, Gas & Consumable Fuels	—	91,812,056	—	91,812,056
Paper & Forest Products	—	16,839,110	—	16,839,110
Pharmaceuticals	—	7,583,875	—	7,583,875
Professional Services	—	3,378,100	—	3,378,100
Real Estate	—	14,101,627	—	14,101,627
Semiconductors & Semiconductor Equipment	—	1,359,925	—	1,359,925

MIST-29

Met Investors Series Trust

BlackRock High Yield Portfolio

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Software	$—	$20,838,976	$—	$20,838,976
Specialty Retail	—	6,818,731	—	6,818,731
Textiles, Apparel & Luxury Goods	—	3,631,111	—	3,631,111
Trading Companies & Distributors	—	1,098,363	—	1,098,363
Transportation	—	5,075,300	—	5,075,300
Wireless Telecommunication Services	—	23,975,094	—	23,975,094
Total Domestic Bonds & Debt Securities	—	795,468,631	4,548,583	800,017,214

Loan Participation
Aerospace & Defense	—	1,722,697	—	1,722,697
Diversified Financial Services	—	8,517,185	105,860	8,623,045
Diversified Telecommunication Services	—	15,590,168	—	15,590,168
Electronic Equipment, Instruments & Components	—	2,054,566	—	2,054,566
Health Care Providers & Services	—	—	2,753,978	2,753,978
Hotels, Restaurants & Leisure	—	6,174,373	—	6,174,373
Leisure Equipment & Products	—	413,873	—	413,873
Media	—	6,783,575	—	6,783,575
Multiline Retail	—	301,432	—	301,432
Paper & Forest Products	—	2,632,898	—	2,632,898
Real Estate	—	2,453,406	—	2,453,406
Transportation Infrastructure	—	304,894	—	304,894
Total Loan Participation	—	46,949,067	2,859,838	49,808,905

Common Stocks
Auto Components	434,750	—	—	434,750
Building Products	109,027	—	—	109,027
Capital Markets	1,190,990	—	—	1,190,990
Chemicals	2,940,985	—	—	2,940,985
Commercial Banks	985,288	—	—	985,288
Communications Equipment	801,557	—	—	801,557
Diversified Financial Services	2,532,700	—	—	2,532,700
Diversified Telecommunication Services	1	—	—	1
Food Products	842,171	—	—	842,171
Hotels, Restaurants & Leisure	—	—	1	1
Household Durables	2,292,865	—	—	2,292,865
Machinery	1,154,691	—	243,900	1,398,591
Media	13,327,106	—	654,133	13,981,239
Metals & Mining	—	880,763	—	880,763
Oil, Gas & Consumable Fuels	7,640,862	—	—	7,640,862
Road & Rail	3,937,070	—	—	3,937,070
Semiconductors & Semiconductor Equipment	2,325,591	—	—	2,325,591
Software	495,683	—	—	495,683
Wireless Telecommunication Services	4,212,721	—	—	4,212,721
Total Common Stocks	45,224,058	880,763	898,034	47,002,855

Preferred Stocks
Auto Components	5,792,875	—	—	5,792,875
Diversified Financial Services	18,289,386	10,778,645	—	29,068,031
Media	—	285	—	285
Road & Rail	—	—	—	—
Thrifts & Mortgage Finance	560,339	—	—	560,339
Total Preferred Stocks	24,642,600	10,778,930	—	35,421,530

Total Convertible Bonds*	—	29,393,865	—	29,393,865

Convertible Preferred Stocks
Automobiles	3,762,959	—	—	3,762,959
Diversified Financial Services	6,097,300	—	—	6,097,300
Household Durables	767,020	—	—	767,020
Professional Services	—	861,731	—	861,731
Total Convertible Preferred Stocks	10,627,279	861,731	—	11,489,010

Warrants
Communications Equipment	—	—	—	—

MIST-30

Met Investors Series Trust

BlackRock High Yield Portfolio

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Hotels, Restaurants & Leisure	$—	$—	$—	$—
Media	2,107	10	4,569	6,686
Software	—	—	—	—
Thrifts & Mortgage Finance	—	—	—	—
Total Warrants	2,107	10	4,569	6,686

Short-Term Investments
Mutual Funds	42,761,242	—	—	42,761,242
Repurchase Agreement	—	7,049,000	—	7,049,000
Total Short-Term Investments	42,761,242	7,049,000	—	49,810,242
Total Investments	123,257,286	891,381,997	8,311,024	1,022,950,307

Forward Contracts**
Forward Contracts to Buy Appreciation	—	4,194	—	4,194
Forward Contracts to Sell Appreciation	—	15,921	—	15,921
Forward Contracts to Sell (Depreciation)	—	(1,839,611)	—	(1,839,611)
Total Forward Contracts	—	(1,819,496)		(1,819,496)

Futures Contracts**
Futures Contracts Short (Depreciation)	(340,182)	—	—	(340,182)
Total Futures Contracts	$(340,182)	$—	$—	$(340,182)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases	Net Sales	Net Transfers In to Level 3	Net Transfers Out of Level 3	Balance as of March 31, 2011	Change in Unrealized Depreciation for Investments still held at March 31, 2011
Domestic Bonds & Debt Securities
Aerospace & Defense	$4,680,229	$—	$—	$—	$—	$(131,725)	$—	$—	$4,548,504	$—
Commercial & Professional Services	—	12,199	—	(23,081)	—	—	10,961	—	79	—
Commercial Banks	—	89,984	—	(645,072)	—	555,088	—	—	—	—
Media	2,440	2,569	—	81,354	—	—	—	(86,363)	—	—
Loan Participation
Finance	1,635,701	—	(2,090,889)	810,771	42,028	(291,752)	—	—	105,859	(335,222)
Health Care-Providers & Services	2,753,978	—	—	—	—	—	—	—	2,753,978	—
Common Stock
Building Products	577,558	—	(246,724)	343,918	—	(674,752)	—	—	—	—
Machinery	243,900	—	—	—	—	—	—	—	243,900	—
Media	683,675	—	—	(29,541)	—	—	—	—	654,134	(29,542)
Hotels, Restaurants & Leisure	1	—	—	—	—	—	—	—	1	(1)
Preferred Stocks
Media	—	—	—	285	—	—	—	(285)	—	—
Warrants
Media	4,569	—	—	—	—	—	—	—	4,569	—

Total	$10,582,051	$104,752	$(2,337,613)	$538,634	$42,028	$(543,141)	$10,961	$(86,648)	$8,311,024	$(364,765)

Domestic Bonds & Debt in the amount of $10,961 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

Domestic Bonds & Debt and Preferred Stocks in the amount of $86,648 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices.

MIST-31

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—100.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Raytheon Co.	244,000	$12,412,280
Textron, Inc. (a)	330,000	9,038,700

		21,450,980

Airlines—0.4%
Southwest Airlines Co.	340,000	4,294,200

Auto Components—1.5%
Autoliv, Inc.	110,000	8,165,300
TRW Automotive Holdings Corp.*	180,000	9,914,400

		18,079,700

Automobiles—1.1%
Harley-Davidson, Inc.	300,000	12,747,000

Beverages—0.4%
Dr Pepper Snapple Group, Inc.	140,000	5,202,400

Biotechnology—2.1%
Amgen, Inc.*	310,000	16,569,500
Cephalon, Inc.* (a)	110,000	8,335,800

		24,905,300

Capital Markets—2.1%
Ameriprise Financial, Inc.	210,000	12,826,800
Ares Capital Corp. (a)	250,000	4,225,000
TD Ameritrade Holding Corp. (a)	390,000	8,139,300

		25,191,100

Chemicals—0.6%
Lubrizol Corp. (The)	10,000	1,339,600
Nalco Holding Co.	200,000	5,462,000

		6,801,600

Commercial & Professional Services—1.4%
Avery Dennison Corp.	190,000	7,972,400
Iron Mountain, Inc. (a)	270,000	8,432,100

		16,404,500

Commercial Banks—1.5%
Fifth Third Bancorp	700,000	9,716,000
KeyCorp	750,000	6,660,000
Wells Fargo & Co.	70,000	2,219,000

		18,595,000

Communications Equipment—1.7%
Motorola Solutions Inc.*	310,000	13,853,900
Tellabs, Inc.	1,400,000	7,336,000

		21,189,900

Computers & Peripherals—5.6%
Apple, Inc.*	50,000	17,422,500
Dell, Inc.*	940,000	13,639,400
QLogic Corp.*	620,000	11,501,000
Seagate Technology plc*	870,000	12,528,000
Western Digital Corp.*	340,000	12,678,600

		67,769,500

Security Description	Shares	Value

Construction & Engineering—0.7%
Chicago Bridge & Iron Co. N.V.	200,000	$8,132,000

Consumer Finance—1.0%
Capital One Financial Corp.	50,000	2,598,000
Discover Financial Services	420,000	10,130,400

		12,728,400

Containers & Packaging—1.0%
Crown Holdings, Inc.*	320,000	12,345,600

Diversified Consumer Services—1.7%
Career Education Corp.* (a)	140,000	3,180,800
H&R Block, Inc. (a)	190,000	3,180,600
ITT Educational Services, Inc.* (a)	160,000	11,544,000
Service Corp. International	250,000	2,765,000

		20,670,400

Diversified Financial Services—0.8%
Citigroup, Inc.*	340,000	1,502,800
JPMorgan Chase & Co.	90,000	4,149,000
NASDAQ OMX Group, Inc. (The)*	170,000	4,392,800

		10,044,600

Diversified Telecommunication Services—2.6%
AT&T, Inc.	100,000	3,060,000
Qwest Communications International, Inc.	1,950,000	13,318,500
Verizon Communications, Inc.	400,000	15,416,000

		31,794,500

Electric Utilities—0.7%
DPL, Inc. (a)	80,000	2,192,800
NV Energy, Inc.	420,000	6,253,800

		8,446,600

Electronic Equipment, Instruments & Components—1.2%
Corning, Inc.	690,000	14,234,700

Energy Equipment & Services—1.1%
Nabors Industries, Ltd.*	430,000	13,063,400

Food & Staples Retailing—2.1%
Kroger Co. (The)	580,000	13,902,600
Safeway, Inc. (a)	500,000	11,770,000

		25,672,600

Gas Utilities—0.5%
Questar Corp.	260,000	4,537,000
UGI Corp.	50,000	1,645,000

		6,182,000

Health Care Equipment & Supplies—0.8%
Varian Medical Systems, Inc.*	140,000	9,469,600

Health Care Providers & Services—10.7%
Aetna, Inc.	370,000	13,849,100
AmerisourceBergen Corp.	330,000	13,054,800

MIST-32

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Cardinal Health, Inc.	130,000	$5,346,900
CIGNA Corp.	30,000	1,328,400
Community Health Systems, Inc.*	190,000	7,598,100
Coventry Health Care, Inc.*	239,000	7,621,710
Health Management Associates, Inc. - Class A* (a)	1,110,000	12,099,000
Health Net, Inc.*	379,000	12,393,300
Humana, Inc.*	190,000	13,288,600
Lincare Holdings, Inc. (a)	162,000	4,804,920
Tenet Healthcare Corp.*	1,600,000	11,920,000
UnitedHealth Group, Inc.	380,000	17,176,000
WellPoint, Inc.	124,000	8,653,960

		129,134,790

Household Products—0.3%
Procter & Gamble Co. (The)	60,000	3,696,000

Industrial Conglomerates—2.5%
General Electric Co.	1,490,000	29,874,500

Insurance—0.3%
Berkshire Hathaway, Inc. - Class B*	10,000	836,300
Brown & Brown, Inc.	100,000	2,580,000

		3,416,300

Internet & Catalog Retail—0.4%
Expedia, Inc.	230,000	5,211,800

Internet Software & Services—0.1%
Google, Inc. - Class A*	2,000	1,172,420

IT Services—1.9%
Amdocs, Ltd.*	130,000	3,750,500
International Business Machines Corp.	40,000	6,522,800
Western Union Co.	620,000	12,877,400

		23,150,700

Life Sciences Tools & Services—2.7%
Agilent Technologies, Inc.*	290,000	12,986,200
Illumina, Inc.* (a)	180,000	12,612,600
Pharmaceutical Product Development, Inc.	267,000	7,398,570

		32,997,370

Machinery—0.9%
AGCO Corp.*	70,000	3,847,900
Harsco Corp.	50,000	1,764,500
Oshkosh Corp.*	40,000	1,415,200
Timken Co. (The)	70,000	3,661,000

		10,688,600

Media—4.6%
CBS Corp. - Class B	560,000	14,022,400
Comcast Corp. - Class A	730,000	18,045,600
DIRECTV - Class A*	330,000	15,444,000
Gannett Co., Inc. (a)	80,000	1,218,400
Time Warner Cable, Inc.	100,000	7,134,000

		55,864,400

Security Description	Shares	Value

Metals & Mining—1.5%
Alcoa, Inc.	820,000	$14,473,000
Cliffs Natural Resources, Inc.	30,000	2,948,400
Walter Energy, Inc.	10,000	1,354,300

		18,775,700

Multi-Utilities—1.3%
CMS Energy Corp. (a)	431,000	8,464,840
NiSource, Inc. (a)	380,000	7,288,400

		15,753,240

Multiline Retail—1.1%
Macy’s, Inc.	550,000	13,343,000

Oil, Gas & Consumable Fuels—6.1%
Chevron Corp.	60,000	6,445,800
Exxon Mobil Corp.	300,000	25,239,000
Marathon Oil Corp.	290,000	15,459,900
SM Energy Co.	124,000	9,199,560
Sunoco, Inc.	10,000	455,900
Tesoro Corp.*	130,000	3,487,900
Valero Energy Corp.	450,000	13,419,000

		73,707,060

Paper & Forest Products—1.1%
International Paper Co.	440,000	13,279,200

Personal Products—0.2%
Herbalife, Ltd.	30,000	2,440,800

Pharmaceuticals—3.8%
Bristol-Myers Squibb Co.	620,000	16,386,600
Eli Lilly & Co.	440,000	15,474,800
Forest Laboratories, Inc.*	70,000	2,261,000
Johnson & Johnson	160,000	9,480,000
Pfizer, Inc.	130,000	2,640,300

		46,242,700

Semiconductors & Semiconductor Equipment—13.9%
Altera Corp.	320,000	14,086,400
Analog Devices, Inc.	320,000	12,601,600
Applied Materials, Inc.	900,000	14,058,000
Atmel Corp.*	880,000	11,994,400
Cypress Semiconductor Corp.* (a)	350,000	6,783,000
Intel Corp.	1,070,000	21,581,900
International Rectifier Corp.*	100,000	3,306,000
Lam Research Corp.*	240,000	13,598,400
Marvell Technology Group, Ltd.*	630,000	9,796,500
Maxim Integrated Products, Inc.	290,000	7,424,000
National Semiconductor Corp.	740,000	10,611,600
NVIDIA Corp.*	390,000	7,199,400
ON Semiconductor Corp.* (a)	540,000	5,329,800
Rambus, Inc.*	70,000	1,386,000
Teradyne, Inc.* (a)	710,000	12,645,100
Texas Instruments, Inc.	440,000	15,206,400

		167,608,500

MIST-33

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—3.6%
Autodesk, Inc.*	210,000	$9,263,100
CA, Inc.	490,000	11,848,200
Cadence Design Systems, Inc.* (a)	260,000	2,535,000
Microsoft Corp.	270,000	6,847,200
Symantec Corp.*	690,000	12,792,600

		43,286,100

Specialty Retail—4.7%
Advance Auto Parts, Inc. (a)	170,000	11,155,400
GameStop Corp. - Class A* (a)	520,000	11,710,400
Limited Brands, Inc.	390,000	12,823,200
Ross Stores, Inc.	170,000	12,090,400
Williams-Sonoma, Inc. (a)	210,000	8,505,000

		56,284,400

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.	180,000	9,367,200

Tobacco—2.0%
Philip Morris International, Inc.	360,000	23,626,800

Wireless Telecommunication Services—1.1%
Sprint Nextel Corp.*	2,810,000	13,038,400

Total Common Stocks (Cost $1,003,432,887)		1,207,375,560

Short-Term Investment—6.9%

Mutual Funds—6.9%
State Street Navigator Securities Lending Prime Portfolio (b) (Cost—$83,138,265)	83,138,265	83,138,265

Total Investments—106.9% (Cost $1,086,571,152#)		1,290,513,825
Other assets and liabilities (net)—(6.9)%		(83,377,135)

Net Assets—100.0%		$1,207,136,690

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $1,086,571,152. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $219,407,096 and $15,464,423, respectively, resulting in a net unrealized appreciation of $203,942,673.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $94,860,672 and the collateral received consisted of cash in the amount of $83,138,265 and non-cash collateral with a value of $13,644,479. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-34

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,207,375,560	$—	$—	$1,207,375,560

Short-Term Investments
Mutual Funds	83,138,265	—	—	83,138,265
Total Short-Term Investments	83,138,265	—	—	83,138,265

Total Investments	$1,290,513,825	$—	$—	$1,290,513,825

*	See Schedule of Investments for additional detailed categorizations.

MIST-35

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Australia—9.0%
Dexus Property Group (REIT)	16,471,012	$14,505,895
Goodman Group (REIT)	19,459,514	13,804,519
GPT Group (REIT)	5,609,020	18,242,996
ING Office Fund (REIT)	16,002,900	10,277,234
Mirvac Group (REIT)	6,283,497	8,103,461
Stockland (REIT)	5,292,036	20,338,920
Westfield Group (REIT)	2,713,150	26,227,373
Westfield Retail Trust (REIT)	6,520,715	17,685,664

		129,186,062

Bermuda—2.6%
Great Eagle Holdings, Ltd. (a)	1,005,600	3,372,666
Hongkong Land Holdings, Ltd.	4,509,700	31,587,662
Kerry Properties, Ltd.	566,600	2,850,486

		37,810,814

Brazil—0.2%
Sonae Sierra Brasil S.A.*	213,000	3,032,680

Canada—5.2%
Brookfield Asset Management, Inc. - Class A	131,500	4,268,490
Brookfield Properties Corp. (a)	1,021,100	18,093,892
Calloway Real Estate Investment Trust (REIT)	424,300	11,264,602
Canadian Real Estate Investment Trust (REIT)	87,000	3,102,027
Cominar Real Estate Investment Trust (REIT)	183,000	4,274,645
H&R Real Estate Investment Trust (REIT)	260,000	5,885,985
Primaris Retail Real Estate Investment Trust (REIT)	146,500	3,211,000
RioCan Real Estate Investment Trust (REIT)	902,100	23,633,943

		73,734,584

Cayman Islands—1.1%
Evergrande Real Estate Group, Ltd.	8,084,000	4,440,227
Longfor Properties (a)	2,925,000	4,961,868
Shimao Property Holdings, Ltd.	4,234,000	5,988,443

		15,390,538

France—6.9%
Accor S.A.	149,230	6,705,987
Gecina S.A. (REIT)	1,050	144,985
ICADE (REIT)	109,700	13,544,416
Klepierre (REIT) (a)	209,430	8,509,104
Mercialys (REIT)	180,570	7,206,534
Nexity	141,790	7,037,747
Societe Immobiliere de Location pour l’Industrie et le Commerce (REIT)	41,940	5,881,866
Unibail-Rodamco (REIT)	227,150	49,260,839

		98,291,478

Germany—0.2%
IVG Immobilien AG*	275,810	2,289,275

Hong Kong—10.1%
Cheung Kong Holdings, Ltd. (a)	367,900	5,994,624
China Overseas Land & Investment, Ltd. (a)	7,520,000	15,444,607
Hang Lung Properties, Ltd.	2,354,100	10,295,050
Hysan Development Co., Ltd. (a)	845,500	3,485,173

Security Description	Shares	Value

Hong Kong—(Continued)
Link (The) (REIT)	5,817,100	$18,264,676
Sino Land Co., Ltd.	1,470,000	2,624,759
Sun Hung Kai Properties, Ltd.	3,680,700	58,203,244
Wharf Holdings, Ltd. (The)	4,231,080	29,301,346

		143,613,479

Japan—9.5%
Advance Residence Investment (REIT)	927	1,832,273
Frontier Real Estate Investment Corp. (REIT)	792	7,061,689
Japan Real Estate Investment Corp. (REIT) (a)	1,324	12,516,684
Japan Retail Fund Investment Corp. (REIT)	2,840	4,467,416
Kenedix Realty Investment Corp. (REIT)	581	2,384,729
Mitsubishi Estate Co., Ltd.	2,220,010	37,737,756
Mitsui Fudosan Co., Ltd.	1,921,674	31,354,334
Nippon Accommodations Fund, Inc. (REIT)	522	3,765,060
Nippon Building Fund, Inc. (REIT)	577	5,624,668
Nomura Real Estate Holdings, Inc.	224,000	3,412,637
Sumitomo Realty & Development Co., Ltd. (a)	995,300	20,009,414
United Urban Investment Corp. (REIT) (a)	4,812	6,037,781

		136,204,441

Netherlands—1.3%
Corio N.V. (REIT)	144,030	10,096,653
Eurocommercial Properties N.V. (REIT)	112,900	5,603,819
Wereldhave N.V. (REIT)	28,600	3,059,629

		18,760,101

Norway—0.2%
Norwegian Property ASA*	1,591,880	2,922,891

Singapore—4.3%
CapitaCommercial Trust (REIT) (a)	11,014,000	12,135,773
Capitaland, Ltd.	4,962,700	13,007,815
CapitaMall Trust (REIT)	3,934,923	5,863,154
CapitaMalls Asia, Ltd.	1,643,300	2,322,465
City Developments, Ltd.	311,400	2,851,766
Global Logistic Properties, Ltd.*	9,200,500	13,663,078
Keppel Land, Ltd.	2,279,000	8,104,798
Suntec Real Estate Investment Trust (REIT)	2,339,000	2,859,666

		60,808,515

Sweden—0.5%
Castellum A.B. (a)	300,700	4,382,166
Hufvudstaden A.B. - A Shares (a)	253,120	3,013,550

		7,395,716

Switzerland—0.4%
Swiss Prime Site A.G.*	76,680	6,065,624

United Kingdom—5.0%
British Land Co. plc (REIT) (a)	1,345,837	11,950,115
Derwent London plc (REIT)	549,180	14,477,728
Grainger plc	1,435,920	2,474,534
Great Portland Estates plc (REIT)	1,215,810	7,535,622
Hammerson plc (REIT)	605,029	4,345,038
Land Securities Group plc (REIT)	1,905,473	22,453,797

MIST-36

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Safestore Holdings plc	2,288,900	$5,619,652
Segro plc (REIT)	607,985	3,141,203

		71,997,689

United States—41.7%
Alexandria Real Estate Equities, Inc. (REIT) (a)	190,100	14,822,097
AMB Property Corp. (REIT) (a)	419,500	15,089,415
Apartment Investment & Management Co. - Class A (REIT) (a)	543,100	13,832,757
AvalonBay Communities, Inc. (REIT) (a)	221,548	26,603,484
Boston Properties, Inc. (REIT) (a)	398,500	37,797,725
BRE Properties, Inc. - Class A (REIT) (a)	286,946	13,538,112
Developers Diversified Realty Corp. (REIT) (a)	994,800	13,927,200
Equity Residential (REIT) (a)	808,800	45,624,408
Federal Realty Investment Trust (REIT) (a)	195,934	15,980,377
General Growth Properties, Inc. (REIT)* (a)	1,581,432	24,480,567
HCP, Inc. (REIT)	627,200	23,795,968
Health Care REIT, Inc. (REIT) (a)	122,000	6,397,680
Highwoods Properties, Inc. (REIT) (a)	245,678	8,601,187
Host Hotels & Resorts, Inc. (REIT) (a)	1,780,771	31,359,377
Kimco Realty Corp. (REIT) (a)	387,900	7,114,086
Liberty Property Trust (REIT) (a)	548,300	18,039,070
Macerich Co. (The) (REIT) (a)	640,988	31,748,136
Nationwide Health Properties, Inc. (REIT) (a)	388,159	16,508,402
Pebblebrook Hotel Trust (REIT) (a)	188,200	4,168,630
Peoples Choice Financial Corp. (144A)* (b) (c)	60,000	0
ProLogis (REIT) (a)	1,507,100	24,083,458
Public Storage (REIT) (a)	130,200	14,440,482
Regency Centers Corp. (REIT) (a)	328,834	14,297,702
Simon Property Group, Inc. (REIT) (a)	492,143	52,738,044
SL Green Realty Corp. (REIT) (a)	228,560	17,187,712
Starwood Hotels & Resorts Worldwide, Inc. (a)	283,300	16,465,396
Tanger Factory Outlet Centers, Inc. (REIT) (a)	274,530	7,203,667
Taubman Centers, Inc. (REIT) (a)	215,413	11,541,829
UDR, Inc. (REIT) (a)	758,475	18,484,036
Ventas, Inc. (REIT) (a)	162,600	8,829,180
Vornado Realty Trust (REIT)	475,669	41,621,038

		596,321,222

Total Common Stocks (Cost $1,139,074,863)		1,403,825,109

Short-Term Investments—6.3%

Mutual Funds—4.5%
State Street Navigator Securities Lending Prime Portfolio (d)	63,333,295	63,333,295

Security Description	Par Amount	Value

Repurchase Agreement—1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $25,994,007 on 04/01/11 collateralized by $23,650,000 Fannie Mae at 4.625% due 10/15/14 with a value of $26,517,563.	$25,994,000	$25,994,000

Total Short-Term Investments (Cost $89,327,295)		89,327,295

Total Investments—104.5% (Cost $1,228,402,158#)		1,493,152,404
Other assets and liabilities (net)—(4.5)%		(63,899,867)

Net Assets—100.0%		$1,429,252,537

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $1,228,402,158. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $275,306,522 and $10,556,276, respectively, resulting in a net unrealized appreciation of $264,750,246.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $61,762,637 and the collateral received consisted of cash in the amount of $63,333,295. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $0, which is 0.0% of net assets.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees.
(d)	Represents investment of collateral received from securities lending transactions.
REIT—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of March 31, 2011 (Unaudited)

% of Net Assets
Diversified	22.0
Regional Malls	13.2
Operating & Development	11.2
Real Estate Investment Trusts (REIT)	10.5
Office	9.4
Apartments	8.5
Real Estate	5.0
Lodging	4.0
Health Care Providers & Services	3.9
Industrials	3.8

MIST-37

Met Investors Series Trust

Clarion Global Real Estate Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$129,186,062	$—	$129,186,062
Bermuda	—	37,810,814	—	37,810,814
Brazil	3,032,680	—	—	3,032,680
Canada	73,734,584	—	—	73,734,584
Cayman Islands	—	15,390,538	—	15,390,538
France	—	98,291,478	—	98,291,478
Germany	—	2,289,275	—	2,289,275
Hong Kong	—	143,613,479	—	143,613,479
Japan	—	136,204,441	—	136,204,441
Netherlands	—	18,760,101	—	18,760,101
Norway	—	2,922,891	—	2,922,891
Singapore	—	60,808,515	—	60,808,515
Sweden	—	7,395,716	—	7,395,716
Switzerland	—	6,065,624	—	6,065,624
United Kingdom	—	71,997,689	—	71,997,689
United States	596,321,222	—	—	596,321,222
Total Common Stocks	673,088,486	730,736,623	—	1,403,825,109

Short-Term Investments
Mutual Funds	63,333,295	—	—	63,333,295
Repurchase Agreement	—	25,994,000	—	25,994,000
Total Short-Term Investments	63,333,295	25,994,000	—	89,327,295

Total Investments	$736,421,781	$756,730,623	$—	$1,493,152,404

MIST-38

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—95.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
Alliant Techsystems, Inc.	37,500	$2,650,125
Curtiss-Wright Corp.	78,859	2,771,105
Esterline Technologies Corp.*	39,475	2,791,672

		8,212,902

Auto Components—1.9%
American Axle & Manufacturing Holdings, Inc.* (a)	214,025	2,694,575
Cooper Tire & Rubber Co. (a)	115,575	2,976,056

		5,670,631

Beverages—0.5%
Central European Distribution Corp.*	123,543	1,402,213

Building Products—0.7%
Ameron International Corp.	30,823	2,151,137

Capital Markets—2.1%
Apollo Investment Corp. (a)	245,210	2,957,233
Waddell & Reed Financial, Inc. - Class A	80,540	3,270,729

		6,227,962

Chemicals—2.1%
OM Group, Inc.*	82,100	2,999,934
RPM International, Inc.	14,857	352,557
Scotts Miracle-Gro Co. (The) - Class A	49,125	2,841,881

		6,194,372

Commercial & Professional Services—2.1%
Brink’s Co. (The)	100,625	3,331,694
Geo Group, Inc. (The)*	115,758	2,968,035

		6,299,729

Commercial Banks—5.6%
BancorpSouth, Inc. (a)	181,310	2,801,240
Bank of Hawaii Corp.	60,900	2,912,238
FirstMerit Corp.	142,233	2,426,495
Fulton Financial Corp.	263,775	2,930,540
Hancock Holding Co. (a)	63,950	2,100,118
Prosperity Bancshares, Inc. (a)	21,333	912,412
Wintrust Financial Corp. (a)	63,849	2,346,451

		16,429,494

Communications Equipment—1.8%
Arris Group, Inc.*	211,658	2,696,523
Plantronics, Inc.	73,375	2,686,992

		5,383,515

Computers & Peripherals—3.6%
Lexmark International, Inc. - Class A*	65,350	2,420,564
NCR Corp.*	156,947	2,956,882
QLogic Corp.*	153,596	2,849,206
Synaptics, Inc.* (a)	84,469	2,282,352

		10,509,004

Security Description	Shares	Value

Construction & Engineering—2.0%
EMCOR Group, Inc.* (a)	93,470	$2,894,766
Tutor Perini Corp. (a)	124,376	3,029,799

		5,924,565

Diversified Consumer Services—1.0%
Regis Corp. (a)	163,435	2,899,337

Electric Utilities—3.8%
Allete, Inc. (a)	73,725	2,873,063
IDACORP, Inc.	67,620	2,576,322
NV Energy, Inc.	195,975	2,918,068
Portland General Electric Co.	125,198	2,975,956

		11,343,409

Electrical Equipment—2.3%
EnerSys*	85,750	3,408,563
General Cable Corp.*	79,565	3,445,164

		6,853,727

Energy Equipment & Services—3.4%
Atwood Oceanics, Inc.* (a)	72,063	3,345,885
Cal Dive International, Inc.*	454,050	3,169,269
Superior Energy Services, Inc.*	86,805	3,559,005

		10,074,159

Food & Staples Retailing—0.8%
Nash Finch Co. (a)	64,477	2,446,257

Food Products—1.3%
Chiquita Brands International, Inc.* (a)	37,067	568,608
Corn Products International, Inc.	60,475	3,133,814

		3,702,422

Health Care Equipment & Supplies—3.0%
Alere, Inc.* (a)	78,038	3,054,407
STERIS Corp.	79,450	2,744,203
Teleflex, Inc.	50,800	2,945,384

		8,743,994

Health Care Providers & Services—6.3%
Amedisys, Inc.* (a)	91,573	3,205,055
Amsurg Corp.*	110,826	2,819,413
Healthspring, Inc.*	102,915	3,845,934
LifePoint Hospitals, Inc.* (a)	75,040	3,015,107
MEDNAX, Inc.*	42,775	2,849,243
Owens & Minor, Inc. (a)	87,812	2,852,134

		18,586,886

Hotels, Restaurants & Leisure—3.4%
Brinker International, Inc.	125,050	3,163,765
International Speedway Corp. - Class A	91,605	2,729,829
LIFE TIME FITNESS, Inc.* (a)	42,053	1,568,998
Sonic Corp.* (a)	272,345	2,464,722

		9,927,314

MIST-39

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—2.0%
Helen of Troy, Ltd.*	91,975	$2,704,065
Jarden Corp. (a)	89,629	3,188,104

		5,892,169

Insurance—4.9%
Allied World Assurance Co. Holdings, Ltd.	47,632	2,986,050
Argo Group International Holdings, Ltd.	47,738	1,577,264
Aspen Insurance Holdings, Ltd.	85,875	2,366,715
Hanover Insurance Group, Inc. (The)	55,025	2,489,881
Platinum Underwriters Holdings, Ltd.	58,230	2,217,981
Protective Life Corp.	106,030	2,815,096
StanCorp Financial Group, Inc.	3,125	144,125

		14,597,112

Internet & Catalog Retail—0.5%
NutriSystem, Inc. (a)	97,209	1,408,558

Internet Software & Services—0.8%
EarthLink, Inc. (a)	305,325	2,390,695

IT Services—2.2%
CACI International, Inc. - Class A*	53,900	3,305,148
DST Systems, Inc.	61,675	3,257,673

		6,562,821

Leisure Equipment & Products—0.8%
JAKKS Pacific, Inc.* (a)	125,525	2,428,909

Life Sciences Tools & Services—1.0%
Charles River Laboratories International, Inc.*	75,800	2,909,204

Machinery—2.0%
Barnes Group, Inc. (a)	137,980	2,881,022
Briggs & Stratton Corp. (a)	139,040	3,149,256

		6,030,278

Marine—0.9%
Diana Shipping, Inc.*	229,761	2,720,370

Metals & Mining—4.1%
Gammon Gold, Inc.* (a)	346,213	3,617,926
Minefinders Corp., Ltd.* (a)	150,736	1,985,193
New Gold, Inc.*	322,486	3,776,311
Thompson Creek Metals Co., Inc.* (a)	220,325	2,762,876

		12,142,306

Multi-Utilities—1.9%
TECO Energy, Inc.	152,350	2,858,086
Vectren Corp.	98,255	2,672,536

		5,530,622

Oil, Gas & Consumable Fuels—4.3%
Contango Oil & Gas Co.* (a)	50,825	3,214,173
James River Coal Co.* (a)	92,817	2,243,387
Tesoro Corp.*	120,936	3,244,713
W&T Offshore, Inc. (a)	171,661	3,912,154

		12,614,427

Security Description	Shares	Value

Real Estate Investment Trusts—7.5%
Anworth Mortgage Asset Corp.	350,575	$2,485,577
Brandywine Realty Trust	238,900	2,900,246
CBL & Associates Properties, Inc. (a)	167,475	2,917,414
CommonWealth REIT	106,343	2,761,728
Hospitality Properties Trust	118,075	2,733,436

Medical Properties Trust, Inc. (a)	234,935	2,718,198
OMEGA Healthcare Investors, Inc.	129,350	2,889,679
Pennsylvania Real Estate Investment Trust	199,225	2,842,941

		22,249,219

Road & Rail—0.9%
Ryder System, Inc.	52,025	2,632,465

Semiconductors & Semiconductor Equipment—2.7%
Amkor Technology, Inc.* (a)	394,265	2,657,346
Microsemi Corp.*	124,000	2,568,040
PMC-Sierra, Inc.*	364,875	2,736,563

		7,961,949

Software—1.1%
JDA Software Group, Inc.*	96,696	2,926,021
Net 1 UEPS Technologies, Inc.*	48,058	413,299

		3,339,320

Specialty Retail—1.1%
Aaron’s, Inc.	123,750	3,138,300

Textiles, Apparel & Luxury Goods—2.1%
Hanesbrands, Inc.*	61,275	1,656,876
Jones Group, Inc. (The)	106,141	1,459,439
Wolverine World Wide, Inc.	81,975	3,056,028

		6,172,343

Thrifts & Mortgage Finance—1.0%
Washington Federal, Inc.	162,775	2,822,519

Tobacco—0.9%
Universal Corp. (a)	59,542	2,592,459

Trading Companies & Distributors—2.0%
Aircastle, Ltd. (a)	235,148	2,838,236
GATX Corp. (a)	77,530	2,997,310

		5,835,546

Total Common Stocks (Cost $224,993,887)		280,954,620

Short-Term Investments—23.6%

Mutual Funds—18.3%
State Street Navigator Securities Lending Prime Portfolio (b)	54,006,530	54,006,530

MIST-40

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—5.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $15,785,004 on 04/01/11 collateralized by $16,305,000 Freddie Mac at 1.870% due 06/23/15 with a value of $16,101,188.	$15,785,000	$15,785,000

Total Short-Term Investments (Cost $69,791,530)		69,791,530

Total Investments—118.8% (Cost $294,785,417#)		350,746,150
Other assets and liabilities (net)—(18.8)%		(55,571,335)

Net Assets—100.0%		$295,174,815

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $294,785,417. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $61,720,507 and $5,759,774, respectively, resulting in a net unrealized appreciation of $55,960,733.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $52,972,923 and the collateral received consisted of cash in the amount of $54,006,530. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-41

Met Investors Series Trust

Dreman Small Cap Value Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$280,954,620	$—	$—	$280,954,620

Short-Term Investments
Mutual Funds	54,006,530	—	—	54,006,530
Repurchase Agreement	—	15,785,000	—	15,785,000
Total Short-Term Investments	54,006,530	15,785,000	—	69,791,530

Total Investments	$334,961,150	$15,785,000	$—	$350,746,150

*	See Schedule of Investments for additional detailed categorizations.

MIST-42

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
BE Aerospace, Inc.*	127,850	$4,542,510
Spirit AeroSystems Holdings, Inc. - Class A* (a)	102,362	2,627,633
Textron, Inc. (a)	249,482	6,833,312

		14,003,455

Airlines—0.6%
JetBlue Airways Corp.* (a)	599,037	3,755,962

Auto Components—2.6%
Lear Corp.	215,528	10,532,853
TRW Automotive Holdings Corp.*	107,724	5,933,438

		16,466,291

Beverages—0.5%
Hansen Natural Corp.*	50,016	3,012,464

Biotechnology—0.8%
Biogen Idec, Inc.*	66,897	4,909,571

Building Products—1.1%
Masco Corp. (a)	530,967	7,391,061

Capital Markets—3.5%
Invesco, Ltd.	266,898	6,821,913
Janus Capital Group, Inc. (a)	341,942	4,264,017
Lazard, Ltd. - Class A	83,453	3,469,976
Legg Mason, Inc. (a)	214,516	7,741,882

		22,297,788

Chemicals—2.1%
Albemarle Corp.	24,490	1,463,767
Cytec Industries, Inc.	84,170	4,576,323
Huntsman Corp. (a)	413,200	7,181,416

		13,221,506

Commercial & Professional Services—0.7%
Republic Services, Inc.	155,787	4,679,841

Commercial Banks—4.7%
CIT Group, Inc.*	141,878	6,036,909
Fifth Third Bancorp	592,580	8,225,011
First Republic Bank* (a)	47,593	1,471,100
M&T Bank Corp. (a)	76,439	6,762,558
SunTrust Banks, Inc.	271,123	7,819,187

		30,314,765

Communications Equipment—1.1%
Brocade Communications Systems, Inc.*	618,440	3,803,406
Polycom, Inc.* (a)	66,276	3,436,411

		7,239,817

Consumer Finance—1.5%
SLM Corp.*	618,525	9,463,432

Containers & Packaging—0.9%
Owens-Illinois, Inc.*	87,883	2,653,188
Temple-Inland, Inc. (a)	146,142	3,419,723

		6,072,911

Security Description	Shares	Value

Diversified Financial Services—0.9%
NASDAQ OMX Group, Inc. (The)*	234,677	$6,064,054

Diversified Telecommunication Services—1.3%
CenturyLink, Inc. (a)	197,713	8,214,975

Electric Utilities—4.8%
DPL, Inc. (a)	64,903	1,778,991
Edison International	73,721	2,697,451
Northeast Utilities	190,539	6,592,650
NV Energy, Inc.	328,671	4,893,911
Pinnacle West Capital Corp.	97,846	4,186,830
PPL Corp. (a)	310,139	7,846,517
Westar Energy, Inc. (a)	113,353	2,994,786

		30,991,136

Electrical Equipment—1.3%
Cooper Industries plc	78,113	5,069,534
GrafTech International, Ltd.* (a)	149,775	3,089,858

		8,159,392

Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp. - Class A	79,388	4,317,913

Energy Equipment & Services—2.9%
Cameron International Corp.*	138,156	7,888,708
Helmerich & Payne, Inc.	45,203	3,104,994
Oil States International, Inc.* (a)	97,800	7,446,492

		18,440,194

Food Products—3.1%
ConAgra Foods, Inc.	252,671	6,000,937
H.J. Heinz Co.	52,632	2,569,494
J.M. Smucker Co. (The)	161,631	11,538,837

		20,109,268

Health Care Equipment & Supplies—3.3%
Boston Scientific Corp.* (a)	1,100,778	7,914,594
Hologic, Inc.*	280,170	6,219,774
Kinetic Concepts, Inc.* (a)	136,697	7,439,051

		21,573,419

Health Care Providers & Services—1.4%
Aetna, Inc.	164,634	6,162,251
Patterson Cos., Inc.	95,290	3,067,385

		9,229,636

Hotels, Restaurants & Leisure—1.6%
Royal Caribbean Cruises, Ltd.*	126,466	5,217,987
Wyndham Worldwide Corp.	166,109	5,283,927

		10,501,914

Household Durables—2.3%
Mohawk Industries, Inc.* (a)	51,809	3,168,120
Newell Rubbermaid, Inc.	389,607	7,453,182
NVR, Inc.* (a)	5,579	4,217,724

		14,839,026

MIST-43

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—1.0%
Energizer Holdings, Inc.*	91,065	$6,480,185

Insurance—10.7%
Everest Reinsurance Group, Ltd.	115,336	10,170,328
Genworth Financial, Inc. - Class A*	489,958	6,594,835
Hartford Financial Services Group, Inc. (The) (a)	268,014	7,217,617
Lincoln National Corp.	161,486	4,851,039
Marsh & McLennan Cos., Inc.	128,138	3,819,794
PartnerRe, Ltd.	12,780	1,012,687
Principal Financial Group, Inc.	396,143	12,720,152
Unum Group	241,631	6,342,814
W.R. Berkley Corp. (a)	249,443	8,034,559
XL Group plc	330,624	8,133,350

		68,897,175

Internet & Catalog Retail—1.4%
Liberty Media Corp. - nteractive - Class A*	554,432	8,893,089

Leisure Equipment & Products—1.0%
Hasbro, Inc. (a)	141,480	6,626,923

Machinery—2.8%
Eaton Corp.	59,539	3,300,842
Parker Hannifin Corp.	72,414	6,856,158
Pentair, Inc. (a)	207,636	7,846,564

		18,003,564

Media—4.2%
CBS Corp. - Class B	223,525	5,597,066
DISH Network Corp. - Class A*	410,984	10,011,570
Liberty Global, Inc. - Class A* (a)	150,208	6,220,113
Scripps Networks Interactive - Class A (a)	103,927	5,205,704

		27,034,453

Metals & Mining—1.5%
Cliffs Natural Resources, Inc.	40,101	3,941,127
Stillwater Mining Co.* (a)	153,954	3,530,165
Thompson Creek Metals Co., Inc.* (a)	167,067	2,095,020

		9,566,312

Multi-Utilities—4.6%
CMS Energy Corp. (a)	342,421	6,725,149
SCANA Corp. (a)	168,819	6,646,404
Sempra Energy	114,738	6,138,483
Xcel Energy, Inc.	428,225	10,230,295

		29,740,331

Oil, Gas & Consumable Fuels—8.9%
Alpha Natural Resources, Inc.* (a)	117,926	7,001,267
CONSOL Energy, Inc.	59,453	3,188,464
Forest Oil Corp.*	249,602	9,442,444
Frontier Oil Corp.	208,689	6,118,762
Newfield Exploration Co.*	261,040	19,841,650
Pioneer Natural Resources Co.	57,407	5,850,921
QEP Resources, Inc. (a)	137,255	5,564,318

		57,007,826

Security Description	Shares	Value

Pharmaceuticals—0.8%
Warner Chilcott plc - Class A (a)	232,479	$5,412,111

Real Estate Investment Trusts—6.8%
Alexandria Real Estate Equities, Inc. (a)	40,611	3,166,440
AvalonBay Communities, Inc. (a)	40,411	4,852,553
Camden Property Trust (a)	65,718	3,734,097
Douglas Emmett, Inc. (a)	90,161	1,690,519
Essex Property Trust, Inc. (a)	15,781	1,956,844
Host Hotels & Resorts, Inc. (a)	349,714	6,158,463
Kimco Realty Corp.	332,338	6,095,079
MFA Financial, Inc.	663,161	5,437,920
Tanger Factory Outlet Centers, Inc. (a)	170,573	4,475,835
Ventas, Inc.	110,753	6,013,888

		43,581,638

Road & Rail—1.3%
Kansas City Southern*	93,416	5,086,501
Ryder System, Inc.	63,765	3,226,509

		8,313,010

Semiconductors & Semiconductor Equipment—2.0%
Maxim Integrated Products, Inc.	29,494	755,046
ON Semiconductor Corp.* (a)	565,600	5,582,472
Xilinx, Inc.	190,965	6,263,652

		12,601,170

Software—2.8%
BMC Software, Inc.*	93,656	4,658,450
Check Point Software Technologies, Ltd.*	68,149	3,479,007
Electronic Arts, Inc.*	112,340	2,194,000
Parametric Technology Corp.* (a)	215,607	4,849,001
Quest Software, Inc.* (a)	122,390	3,107,482

		18,287,940

Wireless Telecommunication Services—1.9%
Clearwire Corp. - Class A* (a)	476,763	2,665,105
Sprint Nextel Corp.* (a)	2,030,810	9,422,959

		12,088,064

Total Common Stocks (Cost $528,542,141)		627,803,582

Short-Term Investments—13.5%
Security Description	Shares/Par Amount	Value

Mutual Funds—10.9%
State Street Navigator Securities Lending Prime Portfolio (b)	70,422,110	70,422,110

Repurchase Agreement—2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $16,563,005 on 04/01/11 collateralized by $17,695,000 Freddie Mac at 3.300% due 11/24/20 with a value of $16,898,725.	$16,563,000	16,563,000

MIST-44

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Value

Total Short-Term Investments (Cost $86,985,110)	$86,985,110

Total Investments—111.1% (Cost $615,527,251#)	714,788,692
Other assets and liabilities (net)—(11.1)%	(71,280,780)

Net Assets—100.0%	$643,507,912

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $615,527,251. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $103,487,560 and $4,226,119, respectively, resulting in a net unrealized appreciation of $99,261,441.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $68,919,732 and the collateral received consisted of cash in the amount of $70,422,110 and non-cash collateral with a value of $35,061. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-45

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$627,803,582	$—	$—	$627,803,582

Short-Term Investments
Mutual Funds	70,422,110	—	—	70,422,110
Repurchase Agreement	—	16,563,000	—	16,563,000
Total Short-Term Investments	70,422,110	16,563,000	—	86,985,110

Total Investments	$698,225,692	$16,563,000	$—	$714,788,692

*	See Schedule of Investments for additional detailed categorizations.

MIST-46

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Australia—3.5%
Amcor, Ltd.	5,448,600	$39,815,205
Brambles, Ltd.	4,741,700	34,747,923
Foster’s Group, Ltd.	3,685,600	21,821,970

		96,385,098

Canada—0.7%
Thomson Reuters Corp. (a)	502,500	19,674,959

France—10.5%
BNP Paribas	1,078,410	78,981,699
Danone S.A.	892,200	58,327,438
Publicis Groupe (a)	904,800	50,769,372
Societe Television Francaise S.A.	2,086,473	38,339,011
Sodexo	323,100	23,601,321
Vallourec S.A.	328,173	36,867,953

		286,886,794

Germany—7.0%
Allianz SE	597,600	83,919,605
Daimler AG* (a)	422,400	29,833,545
SAP AG	1,258,700	77,289,554

		191,042,704

Ireland—1.6%
Bank of Ireland plc* (b)	60,692,042	18,916,097
Experian plc	2,043,700	25,325,273

		44,241,370

Israel—0.1%
Orbotech, Ltd.*	265,000	3,402,600

Italy—2.8%
Intesa Sanpaolo	25,799,300	76,454,331

Japan—23.4%
Canon, Inc.	1,891,600	82,730,361
Daiwa Securities Group, Inc. (a)	20,497,000	94,597,729
Honda Motor Co., Ltd. (a)	1,468,300	55,235,430
Japan Tobacco, Inc. (a)	9,860	35,463,018
Meitec Corp. (a)	908,000	18,254,343
Olympus Corp. (a)	2,470,500	69,067,742
OMRON Corp. (a)	1,803,900	50,954,672
Rohm Co., Ltd.	1,350,000	84,241,310
Secom Co., Ltd. (a)	633,800	29,420,830
Sumitomo Mitsui Financial Group, Inc. (a)	1,196,800	37,391,867
Toyota Motor Corp.	2,068,000	83,129,582

		640,486,884

Mexico—1.8%
Fomento Economico Mexicano, S.A.B de C.V. (ADR)	278,600	16,353,820
Grupo Televisa S.A. (ADR)*	1,330,786	32,644,181

		48,998,001

Netherlands—5.5%
Akzo Nobel N.V.	430,100	29,614,083
Aperam	62,789	2,524,848

Security Description	Shares	Value

Netherlands—(Continued)
ArcelorMittal	1,212,900	$43,984,763
Heineken Holding N.V.	953,500	45,920,450
Koninklijke Ahold N.V.	2,188,900	29,387,394

		151,431,538

South Korea—1.4%
Samsung Electronics Co., Ltd.	44,200	37,498,377

Spain—2.8%
Banco Santander S.A.	6,553,958	76,448,840

Sweden—3.0%
Assa Abloy AB - Class B	2,319,900	66,681,137
Hennes & Mauritz AB - B Shares	431,600	14,343,427

		81,024,564

Switzerland—20.9%
Adecco S.A.	725,100	47,890,986
Compagnie Financiere Richemont S.A. - Class A	442,800	25,641,980
Credit Suisse Group AG	2,121,000	90,388,164
Geberit AG	109,400	23,914,274
Givaudan S.A.	54,400	54,928,305
Holcim Ltd.	595,400	44,965,522
Kuehne & Nagel International AG	314,800	44,165,910
Nestle S.A.	1,074,100	61,806,523
Novartis AG	870,700	47,340,904
Roche Holdings AG	399,000	57,155,527
UBS AG*	4,150,247	74,707,563

		572,905,658

United Kingdom—12.5%
BAE Systems plc	3,273,800	17,089,911
Diageo plc	4,077,800	77,641,754
G4S plc	16,786,100	68,806,440
GlaxoSmithKline plc	2,437,600	46,533,045
Reed Elsevier plc	6,039,800	52,325,001
Schroders plc	232,600	6,484,295
Signet Jewelers, Ltd.*	845,692	38,918,746
Tesco plc	665,800	4,069,188
Wolseley plc*	862,400	29,089,717

		340,958,097

Total Common Stocks (Cost $2,345,886,402)		2,667,839,815

Short-Term Investments—11.5%

Mutual Funds—8.6%
State Street Navigator Securities Lending Prime Portfolio (c)	236,480,980	236,480,980

MIST-47

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreements—2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $73,996,326 on 04/01/11 collateralized by $76,335,000 Federal Farm Credit Bank at 1.750% due 03/16/15 with a value of $75,476,231	$73,996,305	$73,996,305
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $3,343,530 on 04/01/11 collateralized by $3,360,000 Federal Farm Credit Bank at 2.970% due 05/18/15 with a value of $3,410,400	3,343,529	3,343,529
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $1,024,166 on 04/01/11 collateralized by $1,060,000 Freddie Mac at 1.870% due 06/23/15 with a value of $1,046,750.	1,024,166	1,024,166

Total Short-Term Investments (Cost $314,844,980)		314,844,980

Total Investments—109.0% (Cost $2,660,731,382#)		2,982,684,795
Other assets and liabilities (net)—(9.0)%		(247,149,482)

Net Assets—100.0%		$2,735,535,313

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $2,660,731,382. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $411,136,690 and $89,183,277, respectively, resulting in a net unrealized appreciation of $321,953,413.
(a)	All or a portion of the security was on loan. As of As of March 31, 2011, the market value of securities loaned was $224,519,363 and the collateral received consisted of cash in the amount of $236,480,980. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2011 (Unaudited)

% of Net Assets
Commercial Banks	10.5
Capital Markets	9.7
Media	7.1
Automobiles	6.1
Beverages	5.9
Pharmaceuticals	5.5
Commercial Services & Supplies	4.9
Semiconductors & Semiconductor Equipment	4.5
Food Products	4.4
Professional Services	3.3

MIST-48

Met Investors Series Trust

Harris Oakmark International Portfolio

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/12/2011	State Street Corp.	8,500,000	AUD	$8,663,606	$7,384,800	$(1,278,806)
9/12/2011	State Street Corp.	5,700,000	AUD	5,787,524	5,005,569	(781,955)
9/16/2011	State Street Corp.	5,500,000	AUD	5,581,702	4,954,950	(626,752)
9/16/2011	State Street Corp.	8,675,000	AUD	8,803,866	8,186,598	(617,268)
9/21/2011	State Street Corp.	7,350,000	AUD	7,454,593	6,942,736	(511,857)
9/21/2011	State Street Corp.	9,700,000	AUD	9,838,035	9,297,935	(540,100)
9/21/2011	State Street Corp.	12,230,000	AUD	12,404,038	11,970,113	(433,925)
9/21/2011	State Street Corp.	7,700,000	AUD	7,809,574	7,524,440	(285,134)
6/15/2011	State Street Corp.	40,400,000	CHF	44,130,919	41,036,893	(3,094,026)
6/15/2011	State Street Corp.	40,000,000	CHF	43,693,979	41,596,040	(2,097,939)
6/15/2011	State Street Corp.	39,000,000	CHF	42,601,630	40,783,034	(1,818,596)
6/15/2011	State Street Corp.	48,600,000	CHF	53,088,185	52,419,268	(668,917)
7/6/2011	State Street Corp.	42,500,000	CHF	46,432,167	40,242,401	(6,189,766)
7/19/2011	State Street Corp.	28,500,000	CHF	31,139,635	27,499,300	(3,640,335)
8/3/2011	State Street Corp.	26,500,000	CHF	28,957,370	25,491,064	(3,466,306)
7/1/2011	State Street Corp.	1,890,000,000	JPY	22,847,381	21,496,571	(1,350,810)
7/20/2011	State Street Corp.	2,420,000,000	JPY	29,259,895	27,854,191	(1,405,704)
8/3/2011	State Street Corp.	2,120,000,000	JPY	25,636,436	24,598,819	(1,037,617)
8/15/2011	State Street Corp.	3,030,000,000	JPY	36,645,413	35,668,040	(977,373)
9/7/2011	State Street Corp.	4,370,000,000	JPY	52,864,514	52,119,983	(744,531)
9/16/2011	State Street Corp.	2,380,000,000	JPY	28,793,945	29,101,758	307,813
9/21/2011	State Street Corp.	3,930,000,000	JPY	47,548,825	48,755,676	1,206,851
9/21/2011	State Street Corp.	3,400,000,000	JPY	41,136,388	41,468,472	332,084
9/21/2011	State Street Corp.	2,950,000,000	JPY	35,691,866	36,134,691	442,825
9/21/2011	State Street Corp.	2,310,000,000	JPY	27,948,546	29,331,471	1,382,925
12/21/2011	State Street Corp.	106,400,000	SEK	16,599,418	16,338,063	(261,355)
12/21/2011	State Street Corp.	26,800,000	SEK	4,181,056	4,172,830	(8,226)

						$(28,164,800)

AUD—	Australian Dollar
CHF—	Swiss Franc
JPY—	Japanese Yen
SEK—	Swedish Krona

MIST-49

Met Investors Series Trust

Harris Oakmark International Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$96,385,098	$—	$96,385,098
Canada	19,674,959	—	—	19,674,959
France	—	286,886,794	—	286,886,794
Germany	—	191,042,704	—	191,042,704
Ireland	—	44,241,370	—	44,241,370
Israel	3,402,600	—	—	3,402,600
Italy	—	76,454,331	—	76,454,331
Japan	—	640,486,884	—	640,486,884
Mexico	48,998,001	—	—	48,998,001
Netherlands	—	151,431,538	—	151,431,538
South Korea	—	37,498,377	—	37,498,377
Spain	—	76,448,840	—	76,448,840
Sweden	—	81,024,564	—	81,024,564
Switzerland	—	572,905,658	—	572,905,658
United Kingdom	38,918,746	302,039,351	—	340,958,097
Total Common Stocks	110,994,306	2,556,845,509	—	2,667,839,815

Short-Term Investments
Mutual Funds	236,480,980	—	—	236,480,980
Repurchase Agreements	—	78,364,000	—	78,364,000
Total Short-Term Investments	236,480,980	78,364,000	—	314,844,980

Total Investments	$347,475,286	$2,635,209,509	$—	$2,982,684,795

Forward Contracts**
Forward Contracts to Sell Appreciation	$—	$3,672,498	$—	$3,672,498
Forward Contracts to Sell (Depreciation)	—	(31,837,298)	—	(31,837,298)
Total Forward Contracts	$—	$(28,164,800)	$—	$(28,164,800)

**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

MIST-50

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—96.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Hexcel Corp.*	513,535	$10,111,504
TransDigm Group, Inc.*	301,639	25,286,398

		35,397,902

Air Freight & Logistics—1.5%
Forward Air Corp. (a)	316,480	9,693,782
Hub Group, Inc.*	356,813	12,913,063

		22,606,845

Auto Components—1.8%
Tenneco, Inc.*	269,674	11,447,661
TRW Automotive Holdings Corp.* (a)	294,972	16,247,058

		27,694,719

Biotechnology—1.8%
Acorda Therapeutics, Inc.*	283,709	6,582,049
BioMarin Pharmaceutical, Inc.* (a)	438,614	11,022,370
United Therapeutics Corp.*	149,645	10,029,208

		27,633,627

Capital Markets—2.1%
Affiliated Managers Group, Inc.*	131,119	14,340,485
Greenhill & Co., Inc.	122,694	8,072,038
Stifel Financial Corp.* (a)	131,028	9,406,500

		31,819,023

Chemicals—2.7%
Calgon Carbon Corp.* (a)	397,071	6,305,487
Intrepid Potash, Inc.*	299,448	10,426,779
Olin Corp. (a)	501,792	11,501,073
Rockwood Holdings, Inc.*	269,554	13,267,448

		41,500,787

Commercial & Professional Services—1.5%
Corrections Corp. of America*	423,095	10,323,518
Fuel Tech, Inc.* (a)	430,220	3,828,958
Tetra Tech, Inc.*	393,617	9,718,404

		23,870,880

Commercial Banks—2.1%
City National Corp. (a)	160,497	9,156,354
Huntington Bancshares, Inc.	1,416,974	9,408,707
SVB Financial Group* (a)	243,862	13,883,064

		32,448,125

Communications Equipment—4.3%
Ciena Corp.*	437,796	11,365,184
Finisar Corp.*	475,362	11,693,905
Harmonic, Inc.*	1,047,857	9,828,899
NETGEAR, Inc.*	315,360	10,230,278
Polycom, Inc.*	447,462	23,200,905

		66,319,171

Containers & Packaging—0.9%
Greif, Inc. - Class A	218,958	14,322,043

Security Description	Shares	Value

Distributors—0.5%
Pool Corp. (a)	354,059	$8,536,362

Diversified Consumer Services—1.3%
Weight Watchers International, Inc. (a)	279,078	19,563,368

Electric Utilities—0.7%
ITC Holdings Corp.	158,637	11,088,726

Electrical Equipment—1.8%
Regal-Beloit Corp.	216,300	15,969,429
Thomas & Betts Corp.*	198,516	11,805,747

		27,775,176

Electronic Equipment, Instruments & Components—1.6%
Coherent, Inc.* (a)	224,122	13,023,729
Littelfuse, Inc.	208,866	11,926,249

		24,949,978

Energy Equipment & Services—4.0%
Dresser-Rand Group, Inc.* (a)	238,256	12,775,287
Dril-Quip, Inc.*	143,171	11,314,804
FMC Technologies, Inc.*	122,775	11,599,782
Lufkin Industries, Inc.	148,212	13,853,376
Patterson-UTI Energy, Inc.	414,499	12,182,125

		61,725,374

Food Products—1.1%
Diamond Foods, Inc.	181,801	10,144,496
Ralcorp Holdings, Inc.*	105,203	7,199,041

		17,343,537

Health Care Equipment & Supplies—3.3%
Insulet Corp.*	383,977	7,917,605
Masimo Corp. (a)	342,429	11,334,400
Meridian Bioscience, Inc. (a)	332,519	7,977,131
Sirona Dental Systems, Inc.*	243,655	12,221,735
Zoll Medical Corp.* (a)	274,932	12,319,703

		51,770,574

Health Care Providers & Services—3.4%
Chemed Corp.	198,534	13,224,350
Health Management Associates, Inc. - Class A*	995,790	10,854,111
MEDNAX, Inc.*	146,134	9,733,986
PSS World Medical, Inc.* (a)	381,223	10,350,204
VCA Antech, Inc.* (a)	335,108	8,438,019

		52,600,670

Health Care Technology—1.6%
Allscripts Healthcare Solutions, Inc.*	598,561	12,563,795
Quality Systems, Inc. (a)	140,773	11,732,022

		24,295,817

Hotels, Restaurants & Leisure—4.7%
Buffalo Wild Wings, Inc.*	186,701	10,162,136
Choice Hotels International, Inc. (a)	240,651	9,349,291
Darden Restaurants, Inc.	207,072	10,173,447
Jack in the Box, Inc.*	430,097	9,754,600
P.F. Chang’s China Bistro, Inc.	268,762	12,414,117
Penn National Gaming, Inc.* (a)	354,814	13,149,407

MIST-51

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
WMS Industries, Inc.*	217,021	$7,671,692

		72,674,690

Insurance—1.2%
Brown & Brown, Inc.	280,312	7,232,050
ProAssurance Corp.*	170,120	10,780,504

		18,012,554

Internet Software & Services—2.7%
Open Text Corp.* (a)	197,380	12,300,721
ValueClick, Inc.*	758,232	10,964,035
VistaPrint N.V.* (a)	176,533	9,162,063
WebMD Health Corp.*	175,553	9,378,041

		41,804,860

IT Services—1.3%
Alliance Data Systems Corp.* (a)	126,575	10,871,527
Global Payments, Inc.	182,228	8,914,594

		19,786,121

Life Sciences Tools & Services—2.6%
Bruker Corp.*	552,858	11,527,089
PAREXEL International Corp.*	374,577	9,326,967
PerkinElmer, Inc.	382,503	10,048,354
Techne Corp.	126,604	9,064,847

		39,967,257

Machinery—5.1%
Kaydon Corp.	223,846	8,772,525
Kennametal, Inc.	263,226	10,265,814
Lincoln Electric Holdings, Inc.	150,387	11,417,381
Lindsay Co. (a)	130,362	10,301,205
Meritor, Inc.*	644,309	10,933,924
Terex Corp.* (a)	328,930	12,183,567
Wabtec Corp.	230,687	15,647,499

		79,521,915

Media—1.0%
DreamWorks Animation SKG, Inc. - Class A*	227,568	6,355,974
National CineMedia, Inc.	478,845	8,940,036

		15,296,010

Metals & Mining—1.1%
Allied Nevada Gold Corp.*	98,876	3,508,121
Carpenter Technology Corp.	198,957	8,497,453
Detour Gold Corp.*	136,271	4,299,309

		16,304,883

Oil, Gas & Consumable Fuels—4.2%
Bill Barrett Corp.* (a)	236,922	9,455,557
Carrizo Oil & Gas, Inc.* (a)	304,550	11,247,032
Frontier Oil Corp.	599,820	17,586,722
James River Coal Co.* (a)	408,000	9,861,360
SandRidge Energy, Inc.* (a)	1,337,877	17,124,826

		65,275,497

Security Description	Shares	Value

Personal Products—0.6%
Nu Skin Enterprises, Inc. - Class A (a)	330,195	$9,493,106

Pharmaceuticals—2.6%
Medicis Pharmaceutical Corp. - Class A	345,282	11,062,835
Perrigo Co. (a)	152,776	12,148,748
Valeant Pharmaceuticals International, Inc. (a)	329,172	16,396,057

		39,607,640

Professional Services—1.0%
CoStar Group, Inc.* (a)	236,528	14,825,575

Road & Rail—0.8%
Knight Transportation, Inc. (a)	653,998	12,589,462

Semiconductors & Semiconductor Equipment—6.6%
Advanced Energy Industries, Inc.*	630,831	10,314,087
Cymer, Inc.*	227,806	12,889,263
Hittite Microwave Corp.*	203,801	12,996,390
Microsemi Corp.*	594,542	12,312,965
ON Semiconductor Corp.*	998,564	9,855,826
Power Integrations, Inc. (a)	218,467	8,373,840
Semtech Corp.*	435,043	10,884,776
Teradyne, Inc.* (a)	782,864	13,942,808
Volterra Semiconductor Corp.* (a)	391,501	9,720,970

		101,290,925

Software—11.5%
ANSYS, Inc.*	199,898	10,832,473
Aspen Technology, Inc.*	719,531	10,785,770
BroadSoft, Inc.* (a)	189,238	9,024,760
CommVault Systems, Inc.*	348,248	13,888,130
Fair Isaac Corp. (a)	326,133	10,309,064
Informatica Corp.*	441,891	23,079,967
Lawson Software, Inc.* (a)	1,345,305	16,278,191
Manhattan Associates, Inc.*	50,983	1,668,164
MICROS Systems, Inc.*	257,636	12,734,947
Nice Systems, Ltd. (ADR)*	304,450	11,246,383
Parametric Technology Corp.*	417,617	9,392,206
Quest Software, Inc.*	485,990	12,339,286
Solarwinds, Inc.* (a)	342,827	8,042,721
SuccessFactors, Inc.* (a)	471,121	18,416,120
Websense, Inc.* (a)	437,206	10,042,622

		178,080,804

Specialty Retail—5.9%
Dick’s Sporting Goods, Inc.*	300,488	12,013,510
DSW, Inc. - Class A* (a)	266,188	10,636,873
Foot Locker, Inc.	559,695	11,037,185
Group 1 Automotive, Inc. (a)	290,089	12,415,809
Tractor Supply Co.	279,391	16,724,345
Vitamin Shoppe, Inc.* (a)	344,174	11,643,407
Williams-Sonoma, Inc. (a)	394,729	15,986,525

		90,457,654

Textiles, Apparel & Luxury Goods—1.3%
Maidenform Brands, Inc.*	318,665	9,104,259
Steven Madden, Ltd.*	243,183	11,412,578

		20,516,837

MIST-52

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Trading Companies & Distributors—1.4%
Watsco, Inc.	127,282	$8,872,828
WESCO International, Inc.* (a)	200,792	12,549,500

		21,422,328

Wireless Telecommunication Services—0.9%
SBA Communications Corp. - Class A* (a)	348,060	13,811,021

Total Common Stocks (Cost $1,094,348,901)		1,494,001,843

Short-Term Investments—13.2%
Security Description	Shares/Par Amount	Value

Mutual Funds—9.6%
State Street Navigator Securities Lending Prime Portfolio (b)	148,080,425	148,080,425

Repurchase Agreement—3.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $55,954,016, on 04/01/11 collateralized by $60,000,000 Fannie Mae at 3.420% due 11/24/20 with a value of $57,075,000.	$55,954,000	55,954,000

Total Short-Term Investments (Cost $204,034,425)		204,034,425

Total Investments—110.0% (Cost $1,298,383,326#)		1,698,036,268
Other assets and liabilities (net)—(10.0)%		(154,732,431)

Net Assets—100.0%		$1,543,303,837

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $1,298,383,326. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $412,187,108 and $12,534,166, respectively, resulting in a net unrealized appreciation of $399,652,942.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $151,946,875 and the collateral received consisted of cash in the amount of $148,080,425 and non-cash collateral with a value of $6,782,013. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-53

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,494,001,843	$—	$—	$1,494,001,843

Short-Term Investments
Mutual Funds	148,080,425	—	—	148,080,425
Repurchase Agreement	—	55,954,000	—	55,954,000
Total Short-Term Investments	148,080,425	55,954,000	—	204,034,425

Total Investments	$1,642,082,268	$55,954,000	$—	$1,698,036,268

*	See Schedule of Investments for additional detailed categorizations.

MIST-54

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—94.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Precision Castparts Corp.	214,145	$31,517,861

Air Freight & Logistics—5.4%
C.H. Robinson Worldwide, Inc. (a)	528,195	39,155,095
United Parcel Service, Inc. - Class B	857,200	63,707,104

		102,862,199

Automobiles—4.1%
Ford Motor Co.* (a)	3,319,005	49,486,365
General Motors Co.* (a)	925,850	28,729,125

		78,215,490

Beverages—2.3%
Anheuser-Busch InBev N.V.	750,200	42,829,038

Biotechnology—6.9%
Celgene Corp.*	1,822,612	104,854,868
Vertex Pharmaceuticals, Inc.*	532,565	25,525,841

		130,380,709

Capital Markets—2.4%
Charles Schwab Corp. (The)	2,486,098	44,824,347

Chemicals—0.9%
Israel Chemicals, Ltd.	1,087,544	17,880,663

Commercial Banks—1.7%
Standard Chartered plc	1,275,954	33,110,498

Communications Equipment—1.8%
Cisco Systems, Inc.	2,033,195	34,869,294

Computers & Peripherals—10.7%
Apple, Inc.*	578,058	201,424,310

Diversified Financial Services—5.6%
Bank of America Corp.	5,551,020	73,995,096
CME Group, Inc. - Class A	103,605	31,242,088

		105,237,184

Electronic Equipment, Instruments & Components—3.1%
Amphenol Corp. - Class A (a)	398,530	21,676,047
TE Connectivity, Ltd.	1,087,705	37,873,888

		59,549,935

Health Care Providers & Services—2.7%
Medco Health Solutions, Inc.*	912,766	51,260,939

Insurance—3.7%
AIA Group, Ltd.*	7,976,200	24,601,751
Prudential plc	3,966,660	44,994,664

		69,596,415

Internet Software & Services—10.0%
eBay, Inc.*	3,253,915	101,001,522
Google, Inc. - Class A*	113,645	66,619,835

Security Description	Shares	Value

Internet Software & Services—(Continued)
Yahoo!, Inc.*	1,283,410	$21,368,777

		188,990,134

Machinery—2.2%
FANUC Corp. (a)	271,400	40,999,314

Media—3.7%
News Corp. - Class A	3,930,645	69,022,126

Metals & Mining—5.0%
Ivanhoe Mines, Ltd.* (a)	3,420,657	93,931,241

Oil, Gas & Consumable Fuels—2.4%
BG Group plc	930,764	23,131,603
Petroleo Brasileiro S.A. (ADR)	550,469	22,255,462

		45,387,065

Real Estate Management & Development—0.8%
Hang Lung Properties, Ltd.	3,317,000	14,506,045

Software—9.3%
Adobe Systems, Inc.*	1,153,635	38,254,537
Microsoft Corp.	3,388,890	85,942,250
Oracle Corp.	1,529,636	51,043,953

		175,240,740

Specialty Retail—2.5%
Limited Brands, Inc.	1,460,865	48,033,241

Textiles, Apparel & Luxury Goods—3.1%
Compagnie Financiere Richemont S.A. - Class A	698,646	40,457,694
NIKE, Inc. - Class B (a)	250,295	18,947,331

		59,405,025

Wireless Telecommunication Services—2.2%
Crown Castle International Corp.*	963,860	41,012,243

Total Common Stocks (Cost $1,412,422,079)		1,780,086,056

Short-Term Investments—11.7%

Mutual Funds—5.5%
State Street Navigator Securities Lending Prime Portfolio (b)	104,269,838	104,269,838

MIST-55

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—6.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $116,089,032 on 04/01/11collateralized by $123,995,000 Freddie Mac at 3.300% due 11/24/20 with a value of $118,415,225.	$116,089,000	$116,089,000

Total Short-Term Investments (Cost $220,358,838)		220,358,838

Total Investments—105.9% (Cost $1,632,780,917#)		2,000,444,894
Other assets and liabilities (net)—(5.9)%		(111,040,268)

Net Assets—100.0%		$1,889,404,626

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $1,632,780,917. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $412,204,248 and $44,540,271, respectively, resulting in a net unrealized appreciation of $367,663,977.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $100,952,251 and the collateral received consisted of cash in the amount of $104,269,838 and non-cash collateral with a value of $115,900. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-56

Met Investors Series Trust

Janus Forty Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$31,517,861	$—	$—	$31,517,861
Air Freight & Logistics	102,862,199	—	—	102,862,199
Automobiles	78,215,490	—	—	78,215,490
Beverages	—	42,829,038	—	42,829,038
Biotechnology	130,380,709	—	—	130,380,709
Capital Markets	44,824,347	—	—	44,824,347
Chemicals	—	17,880,663	—	17,880,663
Commercial Banks	—	33,110,498	—	33,110,498
Communications Equipment	34,869,294	—	—	34,869,294
Computers & Peripherals	201,424,310	—	—	201,424,310
Diversified Financial Services	105,237,184	—	—	105,237,184
Electronic Equipment, Instruments & Components	59,549,935	—	—	59,549,935
Health Care Providers & Services	51,260,939	—	—	51,260,939
Insurance	—	69,596,415	—	69,596,415
Internet Software & Services	188,990,134	—	—	188,990,134
Machinery	—	40,999,314	—	40,999,314
Media	69,022,126	—	—	69,022,126
Metals & Mining	93,931,241	—	—	93,931,241
Oil, Gas & Consumable Fuels	22,255,462	23,131,603	—	45,387,065
Real Estate Management & Development	—	14,506,045	—	14,506,045
Software	175,240,740	—	—	175,240,740
Specialty Retail	48,033,241	—	—	48,033,241
Textiles, Apparel & Luxury Goods	18,947,331	40,457,694	—	59,405,025
Wireless Telecommunication Services	41,012,243	—	—	41,012,243
Total Common Stocks	1,497,574,786	282,511,270	—	1,780,086,056

Short-Term Investments
Mutual Funds	104,269,838	—	—	104,269,838
Repurchase Agreement	—	116,089,000	—	116,089,000
Total Short-Term Investments	104,269,838	116,089,000	—	220,358,838

Total Investments	$1,601,844,624	$398,600,270	$—	$2,000,444,894

MIST-57

Met Investors Series Trust

Lazard Mid Cap Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—96.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Rockwell Collins, Inc. (a)	329,300	$21,348,519

Auto Components—1.4%
Lear Corp. (a)	251,000	12,266,370

Beverages—2.6%
Molson Coors Brewing Co. - Class B (a)	482,800	22,638,492

Capital Markets—4.4%
Ameriprise Financial, Inc.	353,000	21,561,240
Invesco, Ltd. (a)	658,300	16,826,148

		38,387,388

Chemicals—1.0%
Eastman Chemical Co. (a)	87,500	8,690,500

Commercial & Professional Services—1.4%
Corrections Corp. of America* (a)	484,800	11,829,120

Commercial Banks—3.2%
City National Corp. (a)	219,400	12,516,770
Fifth Third Bancorp	671,400	9,319,032
KeyCorp (a)	667,800	5,930,064

		27,765,866

Communications Equipment—0.6%
Motorola Mobility Holdings, Inc.* (a)	226,100	5,516,840

Construction & Engineering—0.9%
Foster Wheeler AG* (a)	217,700	8,189,874

Containers & Packaging—3.4%
Ball Corp.	542,700	19,455,795
Rock-Tenn Co. - Class A (a)	149,500	10,367,825

		29,823,620

Diversified Consumer Services—1.7%
DeVry, Inc. (a)	261,700	14,411,819

Diversified Financial Services—0.5%
NYSE Euronext (a)	121,500	4,273,155

Electrical Equipment—1.1%
Thomas & Betts Corp.* (a)	167,000	9,931,490

Electronic Equipment, Instruments & Components—2.1%
Ingram Micro, Inc. - Class A*	851,000	17,896,530

Energy Equipment & Services—3.3%
Rowan Cos., Inc.* (a)	340,200	15,030,036
Tidewater, Inc. (a)	231,700	13,867,245

		28,897,281

Food Products—3.3%
Campbell Soup Co. (a)	303,400	10,045,574
Ralcorp Holdings, Inc.*	271,400	18,571,902

		28,617,476

Security Description	Shares	Value

Gas Utilities—2.0%
Energen Corp. (a)	278,600	$17,585,232

Health Care Equipment & Supplies—3.3%
CareFusion Corp.*	395,450	11,151,690
DENTSPLY International, Inc. (a)	162,300	6,003,477
Zimmer Holdings, Inc.*	194,500	11,773,085

		28,928,252

Health Care Providers & Services—1.5%
HEALTHSOUTH Corp.* (a)	234,000	5,845,320
Laboratory Corp. of America Holdings* (a)	79,600	7,333,548

		13,178,868

Hotels, Restaurants & Leisure—3.0%
Darden Restaurants, Inc.	262,800	12,911,364
International Game Technology (a)	783,300	12,712,959

		25,624,323

Household Durables—3.6%
Newell Rubbermaid, Inc. (a)	1,108,900	21,213,257
Stanley Black & Decker, Inc. (a)	127,500	9,766,500

		30,979,757

Household Products—0.0%
Energizer Holdings, Inc.*	3,800	270,408

Insurance—2.8%
PartnerRe, Ltd. (a)	146,700	11,624,508
Principal Financial Group, Inc. (a)	388,900	12,487,579

		24,112,087

Internet Software & Services—0.5%
AOL, Inc.* (a)	210,800	4,116,924

IT Services—2.9%
Amdocs, Ltd.*	352,700	10,175,395
Lender Processing Services, Inc. (a)	186,200	5,993,778
Teradata Corp.*	178,100	9,029,670

		25,198,843

Leisure Equipment & Products—1.2%
Mattel, Inc. (a)	411,000	10,246,230

Life Sciences Tools & Services—1.3%
Life Technologies Corp.*	211,739	11,099,358

Machinery—6.6%
Dover Corp. (a)	463,300	30,457,342
Joy Global, Inc. (a)	83,300	8,230,873
Parker Hannifin Corp.	199,900	18,926,532

		57,614,747

Media—2.8%
Cablevision Systems Corp. - Class A (a)	279,700	9,680,417
DreamWorks Animation SKG, Inc. - Class A* (a)	234,300	6,543,999
Interpublic Group of Cos., Inc. (The)	400,400	5,033,028

MIST-58

Met Investors Series Trust

Lazard Mid Cap Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Sirius XM Radio, Inc.* (a)	2,048,600	$3,400,676

		24,658,120

Metals & Mining—3.7%
Cliffs Natural Resources, Inc. (a)	110,600	10,869,768
Compass Minerals International, Inc. (a)	144,700	13,533,791
United States Steel Corp. (a)	147,800	7,972,332

		32,375,891

Multi-Utilities—2.0%
CMS Energy Corp. (a)	451,700	8,871,388
Wisconsin Energy Corp. (a)	286,800	8,747,400

		17,618,788

Oil, Gas & Consumable Fuels—5.4%
Arch Coal, Inc. (a)	225,500	8,127,020
EQT Corp. (a)	313,900	15,663,610
Noble Energy, Inc.	84,600	8,176,590
Williams Cos., Inc. (The) (a)	467,300	14,570,414

		46,537,634

Personal Products—0.7%
Avon Products, Inc. (a)	229,500	6,205,680

Pharmaceuticals—2.9%
Hospira, Inc.* (a)	176,100	9,720,720
Medicis Pharmaceutical Corp. - Class A (a)	133,500	4,277,340
Warner Chilcott plc - Class A (a)	484,800	11,286,144

		25,284,204

Professional Services—2.0%
Equifax, Inc. (a)	450,100	17,486,385

Real Estate Investment Trusts—2.5%
Macerich Co. (The) (a)	194,800	9,648,444
Weingarten Realty Investors (a)	485,900	12,176,654

		21,825,098

Semiconductors & Semiconductor Equipment—3.8%
Analog Devices, Inc. (a)	268,700	10,581,406
Teradyne, Inc.* (a)	577,100	10,278,151
Xilinx, Inc. (a)	363,200	11,912,960

		32,772,517

Software—5.1%
BMC Software, Inc.*	313,700	15,603,438
Intuit, Inc.* (a)	171,700	9,117,270
Quest Software, Inc.* (a)	273,700	6,949,243
Symantec Corp.* (a)	678,300	12,575,682

		44,245,633

Specialty Retail—3.2%
AutoZone, Inc.* (a)	55,300	15,127,868
Ross Stores, Inc.	87,300	6,208,776

Security Description	Shares	Value

Specialty Retail—(Continued)
TJX Cos., Inc. (The)	121,000	$6,017,330

		27,353,974

Total Common Stocks (Cost $690,187,339)		835,803,293

Preferred Stock—0.4%

Automobiles—0.4%
Better Place LLC* (b) (Cost—$3,539,700)	1,179,900	3,539,700

Short-Term Investments—16.3%
Security Description	Shares/Par Amount	Value

Mutual Funds—13.0%
State Street Navigator Securities Lending Prime Portfolio (c)	112,825,134	112,825,134

Repurchase Agreement—3.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $28,842,008 on 04/01/11 collateralized by $29,795,000 Freddie Mac at 1.870% due 06/23/15 with a value of $29,422,563.	$28,842,000	28,842,000

Total Short-Term Investments (Cost $141,667,134)		141,667,134

Total Investments—112.9% (Cost $835,394,173#)		981,010,127
Other assets and liabilities (net)—(12.9)%		(112,471,089)

Net Assets—100.0%		$868,539,038

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $835,394,173. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $150,341,814 and $4,725,860, respectively, resulting in a net unrealized appreciation of $145,615,954.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $109,796,519 and the collateral received consisted of cash in the amount of $112,825,134. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Represents investment of collateral received from securities lending transactions.

MIST-59

Met Investors Series Trust

Lazard Mid Cap Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$835,803,293	$—	$—	$835,803,293

Total Preferred Stock*	—	—	3,539,700	3,539,700

Short-Term Investments
Mutual Funds	112,825,134	—	—	112,825,134
Repurchase Agreement	—	28,842,000	—	28,842,000
Total Short-Term Investments	112,825,134	28,842,000	—	141,667,134

Total Investments	$948,628,427	$28,842,000	$3,539,700	$981,010,127

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Balance as of March 31, 2011	Change in Unrealized Appreciation from Investments still held at March 31, 2011
Preferred Stock
Automobiles	$3,539,700	$3,539,700	$—

Total	$3,539,700	$3,539,700	$—

MIST-60

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—93.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
L-3 Communications Holdings, Inc. (a)	269,000	$21,065,390

Biotechnology—14.5%
Amgen, Inc.*	851,700	45,523,365
Biogen Idec, Inc.*	803,500	58,968,865
BioMimetic Therapeutics, Inc.* (a)	145,000	1,900,950
Human Genome Sciences, Inc.* (a)	311,670	8,555,342
ImmunoGen, Inc.* (a)	121,000	1,097,470
Isis Pharmaceuticals, Inc.* (a)	90,435	817,532
Vertex Pharmaceuticals, Inc.*	216,700	10,386,431

		127,249,955

Communications Equipment—0.5%
Arris Group, Inc.* (a)	122,915	1,565,937
Nokia Oyj (ADR) (a)	325,700	2,771,707

		4,337,644

Computers & Peripherals—4.3%
SanDisk Corp.*	567,690	26,164,832
Seagate Technology plc*	813,600	11,715,840

		37,880,672

Construction & Engineering—0.8%
Fluor Corp.	92,610	6,821,653

Electronic Equipment, Instruments & Components—2.2%
Dolby Laboratories, Inc. - Class A* (a)	85,000	4,182,850
TE Connectivity, Ltd.	440,825	15,349,527

		19,532,377

Energy Equipment & Services—11.2%
Core Laboratories N.V. (a)	200,000	20,434,000
National-Oilwell Varco, Inc.	334,678	26,529,925
Weatherford International, Ltd.* (a)	2,268,400	51,265,840

		98,229,765

Health Care Equipment & Supplies—2.4%
Covidien plc	412,925	21,447,324

Health Care Providers & Services—8.2%
UnitedHealth Group, Inc.	1,589,300	71,836,360

Industrial Conglomerates—2.4%
Tyco International, Ltd.	463,325	20,743,060

Internet & Catalog Retail—1.1%
Liberty Media Corp. - Interactive - Class A*	590,800	9,476,432

Machinery—1.9%
Pall Corp.	290,200	16,718,422

Media—15.7%
Cablevision Systems Corp. - Class A	1,147,600	39,718,436
CBS Corp.	79,400	1,988,176
Comcast Corp. - Class A	159,000	3,930,480
Comcast Corp. - Special Class A	1,861,300	43,219,386
DIRECTV - Class A*	444,975	20,824,830

Security Description	Shares	Value

Media—(Continued)
Liberty Global, Inc. - Class A* (a)	52,900	$2,190,589
Liberty Media Corp. - Capital, Series A*	146,600	10,800,022
Liberty Media-Starz, Series A*	44,490	3,452,424
Madison Square Garden, Inc. - Class A*	280,650	7,574,743
Viacom, Inc. - Class B	79,600	3,702,992

		137,402,078

Metals & Mining—1.8%
Freeport-McMoRan Copper & Gold, Inc.	203,400	11,298,870
Nucor Corp. (a)	99,600	4,583,592

		15,882,462

Oil, Gas & Consumable Fuels—8.3%
Anadarko Petroleum Corp.	889,160	72,839,987

Pharmaceuticals—8.0%
Forest Laboratories, Inc.*	1,146,800	37,041,640
Teva Pharmaceutical Industries, Ltd. (ADR)	84,100	4,219,297
Valeant Pharmaceuticals International, Inc. (a)	578,970	28,838,496

		70,099,433

Semiconductors & Semiconductor Equipment—5.5%
Broadcom Corp. - Class A	632,700	24,915,726
Cirrus Logic, Inc.* (a)	171,400	3,604,542
Cree, Inc.* (a)	230,300	10,630,648
Intel Corp.	347,500	7,009,075
Standard Microsystems Corp.* (a)	75,000	1,849,500

		48,009,491

Software—1.7%
Autodesk, Inc.*	179,700	7,926,567
Citrix Systems, Inc.*	97,500	7,162,350

		15,088,917

Specialty Retail—0.1%
Charming Shoppes, Inc.* (a)	177,100	754,446

Total Common Stocks (Cost $645,083,261)		815,415,868

Short-Term Investments—13.8%

Mutual Funds—6.7%
State Street Navigator Securities Lending Prime Portfolio (b)	59,253,062	59,253,062

MIST-61

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—7.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $62,365,017 on 04/01/11 collateralized by $66,610,000 Freddie Mac at 3.300% due 11/24/20 with a value of $63,612,550.	$62,365,000	$62,365,000

Total Short-Term Investments (Cost $121,618,062)		121,618,062

Total Investments—106.8% (Cost $766,701,323#)		937,033,930
Other assets and liabilities (net)—(6.8)%		(60,031,376)

Net Assets—100.0%		$877,002,554

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $766,701,323. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $200,150,168 and $29,817,561, respectively, resulting in a net unrealized appreciation of $170,332,607.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $57,710,822 and the collateral received consisted of cash in the amount of $59,253,062. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-62

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$815,415,868	$—	$—	$815,415,868

Short-Term Investments
Mutual Funds	59,253,062	—	—	59,253,062
Repurchase Agreement	—	62,365,000	—	62,365,000
Total Short-Term Investments	59,253,062	62,365,000	—	121,618,062

Total Investments	$874,668,930	$62,365,000	$—	$937,033,930

*	See Schedule of Investments for additional detailed categorizations.

MIST-63

Met Investors Series Trust

Legg Mason Value Equity Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Airlines—1.8%
United Continental Holdings, Inc.* (a)	152,900	$3,515,171

Automobiles—2.9%
Ford Motor Co.*	235,200	3,506,832
General Motors Co.*	73,000	2,265,190

		5,772,022

Beverages—1.7%
PepsiCo, Inc.	51,600	3,323,556

Biotechnology—3.1%
Celgene Corp.*	21,100	1,213,883
Gilead Sciences, Inc.*	118,800	5,041,872

		6,255,755

Capital Markets—5.3%
BlackRock, Inc.	15,500	3,115,655
Goldman Sachs Group, Inc. (The)	27,700	4,389,619
Morgan Stanley	113,400	3,098,088

		10,603,362

Commercial Banks—2.9%
Wells Fargo & Co.	185,000	5,864,500

Communications Equipment—6.9%
Cisco Systems, Inc.	247,700	4,248,055
QUALCOMM, Inc.	92,300	5,060,809
Research In Motion, Ltd.* (a)	77,700	4,395,489

		13,704,353

Computers & Peripherals—6.5%
Apple, Inc.*	10,600	3,693,570
EMC Corp.*	158,000	4,194,900
Hewlett-Packard Co.	126,600	5,186,802

		13,075,272

Consumer Finance—4.5%
American Express Co.	89,900	4,063,480
Capital One Financial Corp.	93,686	4,867,924

		8,931,404

Diversified Financial Services—10.1%
Bank of America Corp.	365,700	4,874,781
Citigroup, Inc.*	1,263,500	5,584,670
JPMorgan Chase & Co.	129,006	5,947,177
NYSE Euronext	104,400	3,671,748

		20,078,376

Energy Equipment & Services—1.2%
Transocean, Ltd.*	30,300	2,361,885

Health Care Equipment & Supplies—1.1%
Medtronic, Inc.	57,100	2,246,885

Health Care Providers & Services—4.3%
Aetna, Inc.	117,866	4,411,725

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
UnitedHealth Group, Inc.	94,141	$4,255,173

		8,666,898

Hotels, Restaurants & Leisure—1.6%
Yum! Brands, Inc.	61,100	3,139,318

Independent Power Producers & Energy Traders—3.8%
AES Corp. (The)*	586,100	7,619,300

Industrial Conglomerates—3.1%
General Electric Co.	310,700	6,229,535

Insurance—4.0%
Aflac, Inc.	93,800	4,950,764
Prudential Financial, Inc.	48,500	2,986,630

		7,937,394

Internet & Catalog Retail—2.3%
Amazon.com, Inc.*	25,139	4,528,288

Internet Software & Services—2.6%
eBay, Inc.*	170,300	5,286,112

IT Services—4.1%
International Business Machines Corp.	35,016	5,710,059
MasterCard, Inc. - Class A	9,800	2,466,856

		8,176,915

Media—2.9%
Time Warner, Inc.	160,800	5,740,560

Multiline Retail—1.6%
Target Corp.	65,300	3,265,653

Oil, Gas & Consumable Fuels—6.6%
BP plc (ADR)	115,700	5,106,998
Chevron Corp.	19,800	2,127,114
ConocoPhillips Co.	75,000	5,989,500

		13,223,612

Pharmaceuticals—4.5%
Abbott Laboratories	10,600	519,930
Johnson & Johnson	41,200	2,441,100
Merck & Co., Inc.	78,000	2,574,780
Pfizer, Inc.	169,500	3,442,545

		8,978,355

Road & Rail—1.0%
Norfolk Southern Corp.	27,600	1,911,852

Semiconductors & Semiconductor Equipment—4.7%
Intel Corp.	185,600	3,743,552
Texas Instruments, Inc.	164,828	5,696,456

		9,440,008

Software—2.5%
Microsoft Corp.	194,300	4,927,448

MIST-64

Met Investors Series Trust

Legg Mason Value Equity Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—1.3%
Best Buy Co., Inc.	92,200	$2,647,984

Total Common Stocks (Cost $157,897,301)		197,451,773

Short-Term Investments—4.3%
Security Description	Shares/Par Amount	Value

Mutual Funds—2.1%
State Street Navigator Securities Lending Prime Portfolio (b)	4,251,222	4,251,222

Repurchase Agreement—2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $4,386,001 on 04/01/11 collateralized by $4,535,000 Freddie Mac at 1.870% due 06/23/15 with a value of $4,478,313.	$4,386,000	4,386,000

Total Short-Term Investments (Cost $8,637,222)		8,637,222

Total Investments—103.2% (Cost $166,534,523#)		206,088,995
Other assets and liabilities (net)—(3.2)%		(6,400,167)

Net Assets—100.0%		$199,688,828

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $166,534,523. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $42,054,018 and $2,499,546, respectively, resulting in a net unrealized appreciation of $39,554,472.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $5,104,133 and the collateral received consisted of cash in the amount of $4,251,222 and non-cash collateral with a value of $1,192,611. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-65

Met Investors Series Trust

Legg Mason Value Equity Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$197,451,773	$—	$—	$197,451,773

Short-Term Investments
Mutual Funds	4,251,222	—	—	4,251,222
Repurchase Agreement	—	4,386,000	—	4,386,000
Total Short-Term Investments	4,251,222	4,386,000	—	8,637,222

Total Investments	$201,702,995	$4,386,000	$—	$206,088,995

*	See Schedule of Investments for additional detailed categorizations.

MIST-66

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—68.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Embraer S.A. (ADR)	140,736	$4,742,803
Precision Castparts Corp.	28,293	4,164,164

		8,906,967

Automobiles—2.4%
Bayerische Motoren Werke (BMW) AG	71,913	6,008,604
Daimler AG*	57,031	4,028,023

		10,036,627

Beverages—1.0%
Anheuser-Busch InBev N.V.	70,607	4,030,965

Biotechnology—1.0%
Vertex Pharmaceuticals, Inc.*	86,480	4,144,986

Chemicals—1.1%
LG Chem, Ltd.	10,458	4,381,164

Commercial Banks—3.0%
Banco Santander Chile (ADR) (a)	64,850	5,625,737
Standard Chartered plc	250,590	6,502,711

		12,128,448

Communications Equipment—2.4%
Acme Packet, Inc.* (a)	82,859	5,879,674
QUALCOMM, Inc.	74,542	4,087,138

		9,966,812

Computers & Peripherals—4.1%
Apple, Inc.*	47,790	16,652,425

Consumer Finance—1.3%
American Express Co.	116,360	5,259,472

Electrical Equipment—1.0%
Mitsubishi Electric Corp.	339,000	3,974,240

Energy Equipment & Services—5.9%
FMC Technologies, Inc.* (a)	77,764	7,347,143
National Oilwell Varco, Inc.	88,111	6,984,559
Saipem S.p.A.	108,986	5,793,203
Schlumberger, Ltd.	45,681	4,260,210

		24,385,115

Hotels, Restaurants & Leisure—1.3%
Wynn Macau, Ltd.	1,930,400	5,384,892

Industrial Conglomerates—2.4%
Siemens AG	71,933	9,861,957

Internet & Catalog Retail—2.9%
Netflix, Inc.* (a)	23,647	5,612,143
Priceline.com, Inc.* (a)	12,321	6,239,847

		11,851,990

Internet Software & Services—4.4%
Baidu, Inc. (ADR)*	60,395	8,323,035

Security Description	Shares	Value

Internet Software & Services—(Continued)
Google, Inc. - Class A*	6,977	$4,089,987
SINA Corp.* (a)	53,728	5,751,045

		18,164,067

Machinery—8.0%
Atlas Copco A.B. - Class A	216,210	5,746,794
Caterpillar, Inc.	63,066	7,022,399
Deere & Co.	89,336	8,655,765
FANUC Corp.	33,000	4,985,178
Hyundai Heavy Industries Co., Ltd.	13,863	6,536,551

		32,946,687

Metals & Mining—1.0%
Antofagasta plc	196,398	4,284,915

Multiline Retail—0.9%
S.A.C.I. Falabella	347,460	3,546,403

Personal Products—3.4%
Estee Lauder Cos., Inc. (The) - Class A (a)	84,628	8,154,754
Natura Cosmeticos S.A.	205,293	5,795,500

		13,950,254

Pharmaceuticals—3.5%
Genomma Lab Internacional S.A.B. de C.V. - Class B* (a)	1,543,368	3,483,521
Novo Nordisk A.S. - Class B (a)	84,121	10,552,777
Valeant Pharmaceuticals International, Inc. (a)	9,742	485,249

		14,521,547

Real Estate Management & Development—2.1%
Hang Lung Properties, Ltd.	641,000	2,803,249
Jones Lang LaSalle, Inc.	60,376	6,021,902

		8,825,151

Semiconductors & Semiconductor Equipment—2.4%
ARM Holdings plc	1,079,270	10,063,569

Software—3.4%
Oracle Corp.	249,493	8,325,581
Salesforce.com, Inc.* (a)	41,051	5,483,593

		13,809,174

Specialty Retail—0.7%
CIA. Hering	149,200	2,746,939

Textiles, Apparel & Luxury Goods—4.3%
Burberry Group plc	362,536	6,831,442
Lululemon Athletica, Inc.* (a)	50,058	4,457,665
Mail.ru Group, Ltd. (GDR) (144A)* (b) (z)	85,498	2,564,085
Swatch Group AG (The)	8,131	3,603,711

		17,456,903

Trading Companies & Distributors—0.8%
Mills Estruturas e Servicos de Engenharia S.A.	287,400	3,165,995

MIST-67

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Wireless Telecommunication Services—1.5%
SOFTBANK Corp. (a)	150,100	$5,964,204

Total Common Stocks (Cost $217,498,867)		280,411,868

Domestic Bonds & Debt Securities—18.8%
Security Description	Par Amount	Value

Aerospace & Defense—0.1%
Finmeccanica S.p.A. 4.875%, due 03/24/25 (c)	$290,000	390,700

Airlines—0.8%
Delta Air Lines, Inc. 8.954%, due 08/10/14	1,559,661	1,622,047
8.021%, due 08/10/22	1,623,135	1,675,887

		3,297,934

Auto Components—0.3%
Goodyear Tire & Rubber Co. 7.000%, due 03/15/28	1,228,000	1,160,460

Automobiles—1.8%
Ford Motor Co. 6.625%, due 10/01/28	5,750,000	5,609,280
7.450%, due 07/16/31 (a)	1,465,000	1,593,349

		7,202,629

Building Products—0.6%
Lafarge S.A. 4.750%, due 03/23/20 (c)	225,000	294,026
USG Corp. 6.300%, due 11/15/16	195,000	184,275
9.750%, due 01/15/18	1,495,000	1,573,488
Voto-Votorantim, Ltd. 6.750%, due 04/05/21 (144A) (b)	300,000	319,500

		2,371,289

Capital Markets—0.7%
Goldman Sachs Group, Inc. (The) 6.875%, due 01/18/38 (d)	100,000	160,069
Morgan Stanley 5.375%, due 11/14/13 (d)	240,000	403,706
7.625%, due 03/03/16 (e)	500,000	522,144
5.750%, due 01/25/21	1,600,000	1,617,879

		2,703,798

Chemicals—0.2%
Hercules, Inc. 6.500%, due 06/30/29	10,000	8,463
Incitec Pivot Finance LLC 6.000%, due 12/10/19 (144A) (b)	80,000	83,968
LPG International, Inc. 7.250%, due 12/20/15	175,000	193,375
Mexichem S.A.B. de C.V. 8.750%, due 11/06/19 (144A) (b)	400,000	461,000

		746,806

Security Description	Par Amount	Value

Commercial Banks — 1.8%
Akbank T.A.S. 5.125%, due 07/22/15 (144A) (a) (b)	$200,000	$201,760
Banco Santander Chile 6.500%, due 09/22/20 (144A) (b) (f)	250,000,000	526,003
Barclays Bank plc, Series EMTN 3.680%, due 08/20/15 (g)	220,000,000	196,203
BBVA Bancomer S.A. 6.500%, due 03/10/21 (144A) (b)	300,000	297,949
Canara Bank, Ltd. 6.365%, due 11/28/21 (h)	200,000	200,308
CIT Group, Inc. 7.000%, due 05/01/13-05/01/16 (a)	1,222,810	1,252,944
7.000%, due 05/01/15-05/01/17	1,299,788	1,307,587
European Investment Bank 2.375%, due 07/10/20 (i)	430,000	480,424
Export-Import Bank of Korea 4.000%, due 11/26/15 (144A) (b) (j)	8,000,000	176,774
ICICI Bank, Ltd. 6.375%, due 04/30/22 (144A) (b) (h)	300,000	299,243
Inter-American Development Bank, Series EMTN 4.750%, due 01/10/14 (k)	48,200,000	1,051,008
International Bank for Reconstruction & Development (The), Series GDIF 2.300%, due 02/26/13 (g)	900,000,000	818,077
Standard Chartered Bank 5.875%, due 09/26/17 (c)	250,000	367,868
Wells Fargo & Co. 4.625%, due 11/02/35 (d)	100,000	141,718
Series EMTN 4.875%, due 11/29/35 (d)	100,000	134,458

		7,452,324

Consumer Finance — 0.4%
Ally Financial, Inc. 8.000%, due 12/31/18-11/01/31 (a)	1,184,000	1,287,760
Springleaf Finance Corp., Series MTN 6.900%, due 12/15/17	100,000	92,000
Sydney Airport Finance Co. Pty, Ltd. 5.125%, due 02/22/21 (144A) (b)	140,000	138,034

		1,517,794

Containers & Packaging—0.0%
Owens Brockway Glass Container, Inc. 6.750%, due 12/01/14 (c)	100,000	144,677

Distributors—0.2%
Marfrig Overseas, Ltd. 9.625%, due 11/16/16 (144A) (b)	530,000	564,450
9.500%, due 05/04/20 (144A) (b)	300,000	314,250

		878,700

Diversified Financial Services—0.6%
Bank of America Corp. 4.750%, due 05/06/19 (c) (h)	285,000	386,835
Fibria Overseas Finance, Ltd. 7.500%, due 05/04/20 (144A) (b)	239,000	260,510

MIST-68

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
6.750%, due 03/03/21 (144A) (b)	$300,000	$312,582
General Electric Capital Corp., Series GMTN 7.625%, due 12/10/14 (l)	850,000	706,831
International Lease Finance Corp. 8.250%, due 12/15/20	85,000	93,287
Macquarie Bank, Ltd. 6.625%, due 04/07/21 (144A) (b)	500,000	501,430

		2,261,475

Diversified Telecommunication Services—1.9%
Axtel S.A.B. de C.V. 9.000%, due 09/22/19 (144A) (b)	720,000	694,800
Bell Canada 6.100%, due 03/16/35 (144A) (b) (m)	300,000	306,430
Level 3 Communications, Inc. 3.500%, due 06/15/12	565,000	560,056
Level 3 Financing, Inc. 8.750%, due 02/15/17	670,000	668,325
9.375%, due 04/01/19 (144A) (b)	95,000	92,388
Qwest Capital Funding, Inc. 7.625%, due 08/03/21	1,070,000	1,118,150
7.750%, due 02/15/31	1,445,000	1,546,150
Sprint Capital Corp. 6.900%, due 05/01/19	735,000	762,562
6.875%, due 11/15/28	1,250,000	1,159,375
8.750%, due 03/15/32	350,000	374,063
Telecom Italia Capital S.A. 6.000%, due 09/30/34	350,000	317,647
Telefonica Emisiones SAU 4.375%, due 02/02/16 (c)	140,000	201,326

		7,801,272

Electric Utilities—0.9%
Abu Dhabi National Energy Co. 6.500%, due 10/27/36 (144A) (b)	900,000	864,722
Dubai Electricity & Water Authority 8.500%, due 04/22/15 (144A) (b)	300,000	326,060
6.375%, due 10/21/16 (144A) (b)	200,000	202,700
E-CL S.A. 5.625%, due 01/15/21 (144A) (b)	250,000	249,825
Emgesa S.A. ESP 8.750%, due 01/25/21 (144A) (b) (n)	450,000,000	254,105
Empresas Publicas de Medellin ESP 7.625%, due 07/29/19 (144A) (b)	400,000	458,000
8.375%, due 02/01/21 (144A) (b) (n)	1,390,000,000	769,523
Majapahit Holding B.V. 8.000%, due 08/07/19 (144A) (b)	400,000	456,000
7.750%, due 01/20/20 (144A) (a) (b)	200,000	226,000

		3,806,935

Energy Equipment & Services —0.1%
MBPS Finance Co. 11.250%, due 11/15/15 (144A) (b)	200,000	197,000
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, due 06/30/21 (144A) (a) (b)	200,000	211,750

		408,750

Security Description	Par Amount	Value

Food Products—1.1%
Albertson’s, Inc. 7.450%, due 08/01/29	$5,470,000	$4,348,650

Gas Utilities—0.1%
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17 (144A) (a) (b)	395,000	392,037

Health Care Providers & Services—2.2%
HCA, Inc. 7.690%, due 06/15/25	755,000	722,913
7.500%, due 12/15/23 - 11/06/33	5,375,000	4,967,100
7.580%, due 09/15/25	1,375,000	1,302,812
7.050%, due 12/01/27	80,000	71,600
7.750%, due 07/15/36	1,420,000	1,334,800
Tenet Healthcare Corp. 6.875%, due 11/15/31	910,000	758,712

		9,157,937

Homebuilders—0.1%
Urbi, Desarrollos Urbanos, S.A. de C.V. 9.500%, due 01/21/20 (144A) (b)	475,000	534,375

Household Durables—0.3%
Desarrolladora Homex S.A. de C.V. 7.500%, due 09/28/15 (a)	385,000	398,475
K. Hovnanian Enterprises, Inc. 6.375%, due 12/15/14 (a)	170,000	155,125
6.250%, due 01/15/15	530,000	442,550
7.500%, due 05/15/16	15,000	11,475

		1,007,625

Independent Power Producers & Energy Traders—0.1%
Listrindo Capital B.V. 9.250%, due 01/29/15 (144A) (b)	400,000	442,882

Industrial Conglomerates — 1.4%
Borden, Inc. 8.375%, due 04/15/16	3,030,000	2,833,050
9.200%, due 03/15/21	1,910,000	1,785,850
7.875%, due 02/15/23	899,000	741,675
Textron, Inc. 3.875%, due 03/11/13 (c)	250,000	352,644

		5,713,219

Insurance—0.1%
American General Finance Corp. Series I 4.875%, due 07/15/12 (a)	200,000	197,500
Series J 5.900%, due 09/15/12	100,000	99,500
Series MTN 5.850%, due 06/01/13	300,000	294,750

		591,750

Machinery—0.1%
Cummins, Inc. 6.750%, due 02/15/27	509,000	535,499

MIST-69

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Media—0.2%
Corus Entertainment, Inc. 7.250%, due 02/10/17 (144A) (b) (m)	$190,000	$208,710
Myriad International Holding B.V. 6.375%, due 07/28/17 (144A) (b)	100,000	105,714
Shaw Communications, Inc. 5.650%, due 10/01/19 (m)	250,000	263,620
WPP plc 6.000%, due 04/04/17 (d)	160,000	274,314

		852,358

Metals & Mining—0.6%
Alcoa, Inc. 5.900%, due 02/01/27 (a)	975,000	961,706
CSN Resources S.A. 6.500%, due 07/21/20 (144A) (a) (b)	100,000	107,000
Gerdau Holdings, Inc. 7.000%, due 01/20/20 (144A) (b)	400,000	445,000
Vale Overseas, Ltd. 6.875%, due 11/21/36	694,000	740,748

		2,254,454

Multiline Retail—0.1%
JC Penney Corp., Inc. 7.625%, due 03/01/97	250,000	225,000

Oil, Gas & Consumable Fuels—0.8%
Adaro Indonesia PT 7.625%, due 10/22/19 (144A) (b)	400,000	444,000
Ecopetrol S.A. 7.625%, due 07/23/19 (a)	400,000	463,000
El Paso Corp. 6.950%, due 06/01/28	5,000	5,091
Gazprom Via Gaz Capital S.A. 5.092%, due 11/29/15 (144A) (b)	200,000	209,740
NGC Corp. Capital Trust, Series B 8.316%, due 06/01/27	540,000	288,900
Noble Group, Ltd. 6.750%, due 01/29/20 (144A) (b)	300,000	321,562
Pacific Rubiales Energy Corp. 8.750%, due 11/10/16 (144A) (b)	200,000	228,313
Pan American Energy LLC 7.875%, due 05/07/21 (144A) (b)	200,000	216,260
TXU Corp. 5.550%, due 11/15/14 (a)	630,000	415,800
6.500%, due 11/15/24	1,620,000	765,450
6.550%, due 11/15/34	120,000	55,800

		3,413,916

Paper & Forest Products—0.2%
Celulosa Arauco y Constitucion S.A. 7.250%, due 07/29/19	200,000	231,266
5.000%, due 01/21/21 (144A) (b)	170,000	168,379
Weyerhaeuser Co. 6.950%, due 10/01/27	60,000	59,855
7.375%, due 03/15/32	320,000	338,354

		797,854

Security Description	Par Amount	Value

Real Estate Investment Trusts—0.3%
iStar Financial, Inc. 5.500%, due 06/15/12 (a)	$115,000	$114,425
5.950%, due 10/15/13	955,000	914,412
5.700%, due 03/01/14	125,000	118,125
6.050%, due 04/15/15 (a)	40,000	37,000
5.875%, due 03/15/16 (a)	220,000	198,000

		1,381,962

Road & Rail—0.1%
DP World, Ltd. 6.850%, due 07/02/37 (144A) (b)	500,000	462,669

Semiconductors & Semiconductor Equipment—0.0%
STATS ChipPAC, Ltd. 7.500%, due 08/12/15 (144A) (b)	150,000	164,250

Specialty Retail—0.2%
Edcon Proprietary, Ltd. 4.423%, due 06/15/14 (c) (h)	610,000	748,418

Thrifts & Mortgage Finance—0.1%
Odebrecht Finance, Ltd. 7.000%, due 04/21/20 (144A) (b)	200,000	218,750
6.000%, due 04/05/23 (144A) (b)	300,000	298,500

		517,250

Tobacco—0.0%
British American Tobacco Holdings (The Netherlands) B.V., Series EMTN
4.000%, due 07/07/20 (c)	100,000	137,161

Transportation—0.1%
Transnet, Ltd. 4.500%, due 02/10/16 (144A) (b)	400,000	408,786

Water Utilities—0.1%
Veolia Environnement 5.125%, due 05/24/22 (c)	200,000	293,443

Wireless Telecommunication Services—0.1%
British Telecommunications plc 5.750%, due 12/07/28 (d)	150,000	232,419
Indosat Palapa Co. B.V. 7.375%, due 07/29/20 (144A) (a) (b)	200,000	220,760
Sprint Nextel Corp. 6.000%, due 12/01/16 (a)	109,000	109,954

		563,133

Total Domestic Bonds & Debt Securities (Cost $70,993,488)		77,090,171

Convertible Bonds—2.7%

Automobiles—0.6%
Ford Motor Co. 4.250%, due 11/15/16	1,305,000	2,368,444

MIST-70

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—0.3%
Level 3 Communications, Inc. 7.000%, due 03/15/15 (144A) (b)	$1,015,000	$1,181,206

Health Care Providers & Services—0.1%
Omnicare, Inc. 3.750%, due 12/15/25	365,000	472,219

Insurance—0.4%
Old Republic International Corp. 3.750%, due 03/15/18 (a)	1,500,000	1,515,075

Machinery—0.0%
Trinity Industries, Inc. 3.875%, due 06/01/36	45,000	49,275

Real Estate Investment Trusts—0.3%
iStar Financial, Inc. 0.803%, due 10/01/12 (h)	1,150,000	1,049,375

Semiconductors & Semiconductor Equipment—1.0%
Intel Corp. 3.250%, due 08/01/39 (a)	2,670,000	3,153,937
Kulicke & Soffa Industries, Inc. 0.875%, due 06/01/12	910,000	913,413

		4,067,350

Wireless Telecommunication Services—0.0%
NII Holdings, Inc. 3.125%, due 06/15/12 (a)	200,000	202,000

Total Convertible Bonds (Cost $9,057,363)		10,904,944

Foreign Bonds & Debt Securities—2.4%

Canada—0.3%
Canadian Government Bond 3.000%, due 12/01/15 (m)	1,265,000	1,324,072

Germany—0.4%
Bundesrepublik Deutschland, Series 09 3.250%, due 01/04/20 (c)	1,065,000	1,507,952

New Zealand—0.4%
New Zealand Government Bond Series 1217 6.000%, due 12/15/17 (l)	1,230,000	984,014
Series 413 6.500%, due 04/15/13 (l)	720,000	582,846

		1,566,860

Norway—0.4%
Norwegian Government Bond 4.250%, due 05/19/17 (o)	4,700,000	884,569
4.500%, due 05/22/19 (o)	4,280,000	814,503

		1,699,072

Security Description	Par Amount	Value

Singapore—0.6%
Singapore Government Bond 1.625%, due 04/01/13 (p)	$250,000	$203,157
2.250%, due 07/01/13 (p)	2,555,000	2,110,531

		2,313,688

Sweden—0.2%
Sweden Government Bond, Series 1047 5.000%, due 12/01/20 (q)	5,650,000	1,016,356

Uruguay—0.1%
Uruguay Government International Bond 5.000%, due 09/14/18 (r)	3,000,000	256,935
3.700%, due 06/26/37 (r)	2,700,000	187,817

		444,752

Total Foreign Bonds & Debt Securities (Cost $9,156,074)		9,872,752

Foreign Bonds & Debt Securities - Emerging Markets—2.4%

Argentina—0.1%
Argentina Government International Bond, Series NY 8.280%, due 12/31/33 (a)	611,447	548,162

Brazil—0.7%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, due 06/10/19 (144A) (a) (b)	400,000	437,066
Brazil Notas do Tesouro Nacional, Series B 6.000%, due 05/15/15 (s)	143,500	1,787,121
Brazilian Government International Bond 10.250%, due 01/10/28 (s)	1,050,000	644,389

		2,868,576

Croatia—0.1%
Croatia Government International Bond 6.375%, due 03/24/21 (144A) (b)	250,000	250,770

Hungary—0.1%
Hungary Government International Bond 6.375%, due 03/29/21	380,000	381,772

Indonesia—0.1%
Indonesia Treasury Bond 11.500%, due 09/15/19 (t)	3,600,000,000	501,911

Malaysia—0.1%
Malaysia Government Bond, Series 0509 3.210%, due 05/31/13 (u)	1,200,000	396,197

Mexico—0.5%
Mexican Bonos, Series M 8.000%, due 12/17/15 (v)	14,050,000	1,230,053
8.500%, due 12/13/18 (v)	6,700,000	602,887

		1,832,940

MIST-71

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Foreign Bonds & Debt Securities - Emerging Markets—(Continued)

Security Description	Par Amount	Value

Peru—0.0%
Peruvian Government International Bond 7.840%, due 08/12/20 (144A) (b) (w)	$450,000	$172,229

Philippines—0.2%
Philippine Government International Bond 6.250%, due 01/14/36 (j)	30,000,000	656,105

South Korea—0.2%
Korea Treasury Bond, Series 1409 5.000%, due 09/10/14 (g)	1,000,000,000	939,212

Turkey—0.1%
Turkey Government Bond, Series CPI 4.000%, due 04/29/15 (x)	600,000	417,773

United Arab Emirates—0.1%
MDC-GMTN B.V. 7.625%, due 05/06/19 (144A) (b)	250,000	290,576

United Kingdom—0.1%
United Kingdom Gilt 5.250%, due 06/07/12 (d)	300,000	505,307

Total Foreign Bonds & Debt Securities - Emerging Markets (Cost $9,004,920)		9,761,530

U.S. Government & Agency Obligations—1.9%
U.S. Treasury Bond 4.250%, due 11/15/40	2,970,000	2,838,206
U.S. Treasury Notes 0.875%, due 01/31/12 (a)	4,000,000	4,020,468
0.750%, due 03/31/13	1,000,000	999,376

Total U.S. Government & Agency Obligations (Cost $7,829,776)		7,858,050

Convertible Preferred Stocks—0.5%

Diversified Telecommunication Services—0.5%
Lucent Technologies Capital Trust I 7.750%, due 03/15/17	2,063	2,021,740

Total Convertible Preferred Stocks (Cost $1,483,161)		2,021,740

Municipals—0.2%
Tobacco Settlement Financing Corp. 6.706%, due 06/01/46	1,365,000	858,517

Total Municipals (Cost $1,364,695)		858,517

Preferred Stocks—0.2%
Security Description	Shares/Par Amount	Value

Consumer Finance—0.2%
Ally Financial, Inc., Series G 7 (144A) (b)	906	$843,090

Total Preferred Stocks (Cost $211,643)		843,090

Short-Term Investments—13.7%

Mutual Funds—11.3%
State Street Navigator Securities Lending Prime Portfolio (y)	46,433,380	46,433,380

Repurchase Agreements—2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $9,800,903 on 04/01/11 collateralized by $9,555,000 Federal Home Loan Bank at 4.125% due 03/13/20 with a value of $9,996,919.	$9,800,901	9,800,901
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $97,100 on 04/01/11 collateralized by $105,100 Freddie Mac at 3.300% due 11/24/20 with a value of $100,275.	97,099	97,099

		9,898,000

Total Short-Term Investments (Cost $56,331,380)		56,331,380

Total Investments—111.2% (Cost $382,931,367#)		455,954,042
Other assets and liabilities (net)—(11.2)%		(45,951,569)

Net Assets—100.0%		$410,002,473

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $382,931,367. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $76,612,504 and $3,589,829, respectively, resulting in a net unrealized appreciation of $73,022,675.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $45,161,448 and the collateral received consisted of cash in the amount of $46,433,380. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $21,103,465, which is 5.1% of the Portfolio’s net assets.
(c)	Par shown in Euro. Value is shown in USD.
(d)	Par shown in British Pound. Value is shown in USD.
(e)	Par shown in Australian Dollar. Value is shown in USD.
(f)	Par shown in Chilean Peso. Value is shown in USD.
(g)	Par shown in South Korean Won. Value is shown in USD.

MIST-72

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Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(i)	Par shown in Swiss Franc. Value is shown in USD.
(j)	Par shown in Philippine Peso. Value is shown in USD.
(k)	Par shown in Indian Rupee. Value is shown in USD.
(l)	Par shown in New Zealand Dollar. Value is shown in USD.
(m)	Par shown in Canadian Dollar. Value is shown in USD.
(n)	Par shown in Colombian Peso. Value is shown in USD.
(o)	Par shown in Norwegian Krone. Value is shown in USD.
(p)	Par shown in Singapore Dollar. Value is shown in USD.
(q)	Par shown in Swedish Krona. Value is shown in USD.
(r)	Par shown in Uruguayan Peso. Value is shown in USD.
(s)	Par shown in Brazilian Real. Value is shown in USD.
(t)	Par shown in Indonesian Rupiah. Value is shown in USD.
(u)	Par shown in Malaysian Ringgit. Value is shown in USD.
(v)	Par shown in Mexican Peso. Value is shown in USD.
(w)	Par shown in Peruvian Nuevos Soles. Value is shown in USD.
(x)	Par shown in Turkish New Lira. Value is shown in USD.
(y)	Represents investment of collateral received from securities lending transactions.
(z)	Security was valued in good faith under procedures approved by the Board of Trustees.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
GDR—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Countries Diversification as of March 31, 2011 (Unaudited)

Top Ten Countries	% of Net Assets
United States	61.3
United Kingdom	7.2
Cayman Islands	5.4
Germany	5.2
Brazil	4.8
Japan	3.6
South Korea	2.9
Denmark	2.6
Chile	2.5
Mexico	1.9

Credit Composition as of March 31, 2011 (Unaudited)

Portfolio Composition by Credit Quality	% of Fixed Income Market Value
AAA/Government Agency	17.3
AA	1.0
A	11.2
BBB	13.0
BB	15.2
B	31.7
CCC	8.4
CC	1.1
C	0.3
Not Rated	0.8

MIST-73

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation
6/2/2011	Morgan Stanley	1,200,000	PLN	$420,129	$411,946	$8,183
8/23/2011	Morgan Stanley	5,330,000	CNY	819,756	797,547	22,209
8/23/2011	Morgan Stanley	6,300,000	CNY	968,943	965,813	3,130

						33,522

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Depreciation
6/15/2011	Credit Suisse Group AG	490,000	AUD	$503,042	$490,882	$(12,160)
6/2/2011	Morgan Stanley	1,200,000	PLN	420,129	412,477	(7,652)

						$(19,812)

AUD—	Australian Dollar
CNY—	China Yuan Renminbi
PLN—	Polish Zloty

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$8,906,967	$—	$—	$8,906,967
Automobiles	—	10,036,627	—	10,036,627
Beverages	—	4,030,965	—	4,030,965
Biotechnology	4,144,986	—	—	4,144,986
Chemicals	—	4,381,164	—	4,381,164
Commercial Banks	5,625,737	6,502,711	—	12,128,448
Communications Equipment	9,966,812	—	—	9,966,812
Computers & Peripherals	16,652,425	—	—	16,652,425
Consumer Finance	5,259,472	—	—	5,259,472
Electrical Equipment	—	3,974,240	—	3,974,240
Energy Equipment & Services	18,591,912	5,793,203	—	24,385,115
Hotels, Restaurants & Leisure	—	5,384,892	—	5,384,892
Industrial Conglomerates	—	9,861,957	—	9,861,957
Internet & Catalog Retail	11,851,990	—	—	11,851,990
Internet Software & Services	18,164,067	—	—	18,164,067
Machinery	15,678,164	17,268,523	—	32,946,687
Metals & Mining	—	4,284,915	—	4,284,915
Multiline Retail	3,546,403	—	—	3,546,403

MIST-74

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Personal Products	$13,950,254	$—	$—	$13,950,254
Pharmaceuticals	3,968,770	10,552,777	—	14,521,547
Real Estate Management & Development	6,021,902	2,803,249	—	8,825,151
Semiconductors & Semiconductor Equipment	—	10,063,569	—	10,063,569
Software	13,809,174	—	—	13,809,174
Specialty Retail	2,746,939	—	—	2,746,939
Textiles, Apparel & Luxury Goods	4,457,665	10,435,153	2,564,085	17,456,903
Trading Companies & Distributors	3,165,995	—	—	3,165,995
Wireless Telecommunication Services	—	5,964,204	—	5,964,204
Total Common Stocks	166,509,634	111,338,149	2,564,085	280,411,868
Total Domestic Bonds & Debt Securities*	—	77,090,171	—	77,090,171
Total Convertible Bonds*	—	10,904,944	—	10,904,944
Total Foreign Bonds & Debt Securities*	—	9,872,752	—	9,872,752
Total Foreign Bonds & Debt Securities - Emerging Markets*	—	9,761,530	—	9,761,530
U.S. Government & Agency Obligations	—	7,858,050	—	7,858,050
Total Convertible Preferred Stocks*	2,021,740	—	—	2,021,740
Municipals	—	858,517	—	858,517
Total Preferred Stocks*	843,090	—	—	843,090
Short-Term Investments
Mutual Funds	46,433,380	—	—	46,433,380
Repurchase Agreements	—	9,898,000	—	9,898,000
Total Short-Term Investments	46,433,380	9,898,000	—	56,331,380

Total	$215,807,844	$237,582,113	$2,564,085	$455,954,042

Forward Contracts**
Forward Contracts to Buy Appreciation	—	33,522	—	33,522
Forward Contracts to Sell (Depreciation)	—	(19,812)	—	(19,812)
Total Forward Contracts	$—	$13,710	$—	$13,710

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued base on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Change in Unrealized Depreciation	Balance as of March 31, 2011	Change in Unrealized Depreciation for Investments still held at March 31, 2011
Common Stocks
Textiles, Apparel & Luxury Goods	$3,077,928	$(513,843)	$2,564,085	$(513,843)

Total	$3,077,928	$(513,843)	$2,564,085	$(513,843)

MIST-75

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—80.2% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—1.8%
Alliant Techsystems, Inc. 6.875%, due 09/15/20 (a)	$850,000	$891,438
DigitalGlobe, Inc. 10.500%, due 05/01/14 (a)	2,850,000	3,245,437
Esterline Technologies Corp.
6.625%, due 03/01/17 (a)	2,275,000	2,371,687
7.000%, due 08/01/20	2,100,000	2,207,625
GeoEye, Inc.
9.625%, due 10/01/15	5,000,000	5,681,250
8.625%, due 10/01/16	2,315,000	2,477,050
Huntington Ingalls Industries, Inc.
6.875%, due 03/15/18 (144A) (b)	1,250,000	1,310,938
7.125%, due 03/15/21 (144A) (b)	875,000	916,563
L-3 Communications Corp. 6.375%, due 10/15/15	3,550,000	3,674,250
Spirit Aerosystems, Inc.
7.500%, due 10/01/17	1,625,000	1,755,000
6.750%, due 12/15/20	7,500,000	7,706,250
Triumph Group, Inc. 8.000%, due 11/15/17	2,250,000	2,418,750
UAL 2007-1 Pass Through Trust 6.636%, due 07/02/22	1,844,788	1,863,236

		36,519,474

Agriculture—0.3%
Bunge NA Finance LP 5.900%, due 04/01/17	1,375,000	1,461,267
Phibro Animal Health Corp. 9.250%, due 07/01/18 (144A) (b)	4,800,000	5,148,000

		6,609,267

Airlines—0.4%
Delta Air Lines, Inc.
9.500%, due 09/15/14 (144A) (b)	898,000	960,860
Class 2A 4.950%, due 05/23/19	850,000	854,250
United Air Lines, Inc.
9.875%, due 08/01/13 (144A) (b)	3,600,000	3,820,500
12.000%, due 11/01/13 (144A) (b)	2,075,000	2,277,312

		7,912,922

Auto Components—1.8%
Armored Autogroup, Inc. 9.250%, due 11/01/18 (144A) (a) (b)	3,325,000	3,399,812
BorgWarner, Inc. 4.625%, due 09/15/20	1,510,000	1,512,253
Cooper-Standard Automotive, Inc. 8.500%, due 05/01/18 (a)	3,750,000	4,031,250
Dana Holding Corp.
6.500%, due 02/15/19	2,500,000	2,493,750
6.750%, due 02/15/21 (a)	2,500,000	2,506,250
Exide Technologies 8.625%, due 02/01/18 (144A) (b)	1,075,000	1,152,938
Goodyear Tire & Rubber Co. (The) 10.500%, due 05/15/16	1,775,000	1,996,875
Stanadyne Corp., Series 1 10.000%, due 08/15/14	2,075,000	2,137,250

Security Description	Par Amount	Value

Auto Components—(Continued)
Stanadyne Holdings, Inc. 0.000%/12.000%, due 02/15/15	$2,750,000	$2,853,125
Stoneridge, Inc. 9.500%, due 10/15/17 (144A) (b)	1,725,000	1,914,750
Tenneco, Inc.
7.750%, due 08/15/18	675,000	723,938
6.875%, due 12/15/20 (a)	2,825,000	2,938,000
TRW Automotive, Inc.
7.250%, due 03/15/17 (144A) (b)	4,000,000	4,420,000
8.875%, due 12/01/17 (144A) (b)	3,500,000	3,937,500
Uncle Acquisition 2010 Corp. 8.625%, due 02/15/19 (144A) (b)	1,775,000	1,894,812

		37,912,503

Automobiles—0.2%
Ford Motor Co. 7.450%, due 07/16/31 (a)	4,345,000	4,725,665

Beverages—0.2%
Constellation Brands, Inc. 7.250%, due 05/15/17 (a)	4,275,000	4,659,750

Building Products—0.4%
Building Materials Corp. of America 7.500%, due 03/15/20 (144A) (b)	1,650,000	1,724,250
Griffon Corp. 7.125%, due 04/01/18 (144A) (a) (b)	1,575,000	1,610,437
Masco Corp. 7.125%, due 03/15/20	3,500,000	3,635,625
Owens Corning, Inc. 9.000%, due 06/15/19 (a)	1,625,000	1,923,402

		8,893,714

Capital Markets—0.4%
Macquarie Group, Ltd. 6.250%, due 01/14/21 (144A) (a) (b)	2,700,000	2,745,563
Raymond James Financial, Inc. 8.600%, due 08/15/19	4,075,000	4,879,185

		7,624,748

Chemicals—2.9%
Airgas, Inc. 7.125%, due 10/01/18	1,900,000	2,061,500
Ashland, Inc. 9.125%, due 06/01/17	2,100,000	2,420,250
Celanese U.S. Holdings LLC 6.625%, due 10/15/18 (144A) (b)	5,000,000	5,162,500
CF Industries, Inc. 7.125%, due 05/01/20 (a)	2,500,000	2,840,625
Chemtura Corp. 7.875%, due 09/01/18 (144A) (b)	3,500,000	3,710,000
Huntsman International LLC 8.625%, due 03/15/20 (a)	5,000,000	5,500,000
Ineos Finance plc 9.000%, due 05/15/15 (144A) (b)	1,000,000	1,100,000
Ineos Group Holdings plc 8.500%, due 02/15/16 (144A) (a) (b)	6,000,000	6,082,500

MIST-76

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Chemicals—(Continued)
LBI Escrow Corp. 8.000%, due 11/01/17 (144A) (a) (b)	$3,693,000	$4,089,997
Momentive Performance Materials, Inc. 9.000%, due 01/15/21 (144A) (a) (b)	4,000,000	4,145,000
Mosaic Global Holdings, Inc. 7.300%, due 01/15/28	4,900,000	5,548,226
Nalco Co.
8.250%, due 05/15/17 (a)	2,000,000	2,195,000
6.625%, due 01/15/19 (144A) (a) (b)	3,075,000	3,178,781
Potash Corp. of Saskatchewan, Inc. 4.875%, due 03/30/20 (a)	2,050,000	2,129,489
Rockwood Specialties Group, Inc. 7.500%, due 11/15/14 (a)	4,500,000	4,629,375
Scotts Miracle-Gro Co. (The) 6.625%, due 12/15/20 (144A) (b)	5,600,000	5,775,000

		60,568,243

Commercial & Professional Services—1.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.625%, due 03/15/18	3,500,000	3,885,000
Brambles USA, Inc. 5.350%, due 04/01/20 (144A) (b)	3,350,000	3,367,779
Clean Harbors, Inc.
7.625%, due 08/15/16 (a)	2,655,000	2,830,894
7.625%, due 08/15/16 (144A) (b)	1,325,000	1,412,781
Corrections Corp. of America 7.750%, due 06/01/17 (a)	4,700,000	5,128,875
Deluxe Corp. 7.375%, due 06/01/15	3,900,000	4,060,875
Hertz Corp. (The) 7.500%, due 10/15/18 (144A) (b)	7,500,000	7,800,000
Live Nation Entertainment, Inc. 8.125%, due 05/15/18 (144A) (b)	4,750,000	4,880,625
Old AII, Inc. 10.000%, due 12/15/16 (c) (d)	4,330,000	0
RSC Equipment Rental, Inc. 8.250%, due 02/01/21 (144A) (b)	2,500,000	2,612,500
Steelcase, Inc. 6.375%, due 02/15/21	1,925,000	1,956,288

		37,935,617

Commercial Banks—1.9%
CIT Group, Inc. 7.000%, due 05/01/16 (a)	14,000,000	14,052,500
Discover Bank, Series BKNT 8.700%, due 11/18/19 (a)	2,000,000	2,399,896
Huntington BancShares, Inc. 7.000%, due 12/15/20	2,000,000	2,211,958
Lloyds TSB Bank plc 6.375%, due 01/21/21	1,800,000	1,879,189
Regions Bank
6.450%, due 06/26/37 (a)	5,000,000	4,613,860
Series BKNT 7.500%, due 05/15/18 (a)	1,925,000	2,037,632
Regions Financial Corp. 7.750%, due 11/10/14 (a)	1,450,000	1,567,235

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Silicon Valley Bank 6.050%, due 06/01/17	$2,600,000	$2,728,235
SVB Financial Group 5.375%, due 09/15/20 (a)	2,150,000	2,118,679
Zions Bancorporation 7.750%, due 09/23/14	5,500,000	5,977,636

		39,586,820

Communications Equipment—1.2%
Alcatel-Lucent USA, Inc. 6.450%, due 03/15/29	3,925,000	3,395,125
Brocade Communications Systems, Inc. 6.625%, due 01/15/18	3,500,000	3,723,125
6.875%, due 01/15/20 (a)	2,900,000	3,146,500
CommScope, Inc. 8.250%, due 01/15/19 (144A) (b)	8,500,000	8,925,000
MasTec, Inc. 7.625%, due 02/01/17 (a)	3,000,000	3,090,000
ViaSat, Inc. 8.875%, due 09/15/16	3,500,000	3,766,875

		26,046,625

Computers & Peripherals—1.0%
Seagate HDD Cayman 6.875%, due 05/01/20 (144A) (a) (b)	3,300,000	3,324,750
SunGard Data Systems, Inc. 10.250%, due 08/15/15 (a)	8,000,000	8,420,000
7.375%, due 11/15/18 (144A) (b)	6,500,000	6,678,750
7.625%, due 11/15/20 (144A) (a) (b)	1,450,000	1,497,125

		19,920,625

Construction & Engineering—0.5%
Boart Longyear Management Pty, Ltd. 7.000%, due 04/01/21 (144A) (b)	3,000,000	3,090,000
Dycom Investments, Inc. 7.125%, due 01/15/21 (144A) (b)	4,375,000	4,473,437
Great Lakes Dredge & Dock Corp. 7.375%, due 02/01/19 (144A) (b)	3,300,000	3,366,000

		10,929,437

Construction Materials—0.0%
Cemex S.A.B. de C.V. 9.000%, due 01/11/18 (144A) (b)	750,000	788,309

Consumer Finance—1.3%
Ally Financial, Inc. 8.300%, due 02/12/15	6,650,000	7,306,687
7.500%, due 09/15/20 (144A) (b)	1,500,000	1,606,875
American Express Bank FSB S.A. 5.500%, due 04/16/13 (a)	3,000,000	3,219,174
American Express Credit Corp. 7.300%, due 08/20/13	3,000,000	3,356,346
Ford Motor Credit Co. LLC 7.250%, due 10/25/11	3,500,000	3,602,274
8.000%, due 06/01/14 (a)	3,000,000	3,338,886
Hyundai Capital America 3.750%, due 04/06/16 (144A) (a) (b)	850,000	832,034

MIST-77

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Consumer Finance—(Continued)
Springleaf Finance Corp., Series MTN 6.900%, due 12/15/17	$5,000,000	$4,600,000

		27,862,276

Containers & Packaging—2.5%
Ardagh Packaging Finance plc 7.375%, due 10/15/17 (144A) (b)	4,000,000	4,300,000
9.125%, due 10/15/20 (144A) (b)	3,000,000	3,262,500
Ball Corp. 6.625%, due 03/15/18 (a)	3,500,000	3,605,000
7.375%, due 09/01/19 (a)	2,000,000	2,175,000
Cascades, Inc. 7.750%, due 12/15/17	1,350,000	1,432,688
7.875%, due 01/15/20	950,000	1,007,000
Crown Cork & Seal, Inc. 7.375%, due 12/15/26	12,250,000	12,142,812
Graphic Packaging International, Inc. 9.500%, due 08/15/13 (a)	7,504,000	7,710,360
Owens-Brockway Glass Container, Inc. 6.750%, due 12/01/14	1,800,000	1,847,250
Packaging Dynamics Corp. 8.750%, due 02/01/16 (144A) (a) (b)	2,500,000	2,568,750
Sealed Air Corp. 7.875%, due 06/15/17	2,500,000	2,797,025
Solo Cup Co. 10.500%, due 11/01/13 (a)	1,500,000	1,575,000
8.500%, due 02/15/14 (a)	4,000,000	3,600,000
Vitro S.A.B. de C.V. 9.125%, due 02/01/17 (c)	5,500,000	4,317,500

		52,340,885

Diversified Financial Services—4.2%
Asciano Finance, Ltd. 4.625%, due 09/23/20 (144A) (a) (b)	2,250,000	2,134,991
Bank of America Corp. 5.750%, due 12/01/17 (a)	2,650,000	2,795,928
Cantor Fitzgerald LP 7.875%, due 10/15/19 (144A) (b)	2,550,000	2,653,721
Capital One Capital VI 8.875%, due 05/15/40 (a)	5,750,000	6,080,625
CEDC Finance Corp. International, Inc. 9.125%, due 12/01/16 (144A) (a) (b)	2,650,000	2,464,500
Cemex Finance LLC 9.500%, due 12/14/16 (144A) (a) (b)	1,025,000	1,108,841
FMR LLC 5.350%, due 11/15/21 (144A) (b)	3,100,000	3,055,710
Goodman Funding Pty, Ltd. 6.375%, due 11/12/20 (144A) (b)	3,000,000	3,020,292
Hughes Network Systems LLC/HNS Finance Corp.
9.500%, due 04/15/14 (a)	5,175,000	5,369,063
International Lease Finance Corp. 9.000%/8.750%, due 03/15/17 (144A) (b) (e)	7,700,000	8,681,750
7.125%, due 09/01/18 (144A) (b)	1,450,000	1,565,275
8.250%, due 12/15/20 (a)	1,575,000	1,728,563
JPMorgan Chase & Co. 6.000%, due 01/15/18 (a)	3,500,000	3,843,077

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
KKR Group Finance Co. 6.375%, due 09/29/20 (144A) (a) (b)	$2,600,000	$2,664,223
Lazard Group LLC 7.125%, due 05/15/15 (a)	4,300,000	4,728,172
Morgan Stanley 6.000%, due 04/28/15 (a)	4,000,000	4,360,372
Nuveen Investments, Inc. 10.500%, due 11/15/15 (a)	10,250,000	10,583,125
10.500%, due 11/15/15 (144A) (b)	1,075,000	1,115,313
PHH Corp. 9.250%, due 03/01/16 (144A) (a) (b)	1,360,000	1,484,100
Pinafore LLC 9.000%, due 10/01/18 (144A) (b)	2,000,000	2,170,000
Reynolds Group Issuer, Inc. 7.750%, due 10/15/16 (144A) (b)	4,825,000	5,126,562
8.500%, due 05/15/18 (144A) (b)	2,800,000	2,849,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
9.000%, due 04/15/19 (144A) (b)	1,550,000	1,612,000
8.250%, due 02/15/21 (144A) (b)	950,000	947,625
Sensus Metering Systems, Inc. 8.625%, due 12/15/13	3,405,000	3,473,100
SLM Corp., Series MTN 6.250%, due 01/25/16 (a)	1,300,000	1,356,654
Washington Mutual Bank/Henderson NV 6.875%, due 06/15/11 (c)	6,000,000	22,500
ZFS Finance USA Trust V 6.500%, due 05/09/37 (144A) (b) (f)	630,000	634,725

		87,629,807

Diversified Telecommunication Services—3.8%
Avaya, Inc. 7.000%, due 04/01/19 (144A) (a) (b)	6,000,000	5,880,000
CenturyLink, Inc., Series Q 6.150%, due 09/15/19 (a)	6,000,000	6,279,783
Ceridian Corp. 11.250%, due 11/15/15 (a)	3,825,000	3,997,125
Cogent Communications Group, Inc. 8.375%, due 02/15/18 (144A) (b)	1,790,000	1,850,413
CPI International Acquisition, Inc. 8.000%, due 02/15/18 (144A) (b)	2,300,000	2,325,875
Digicel Group, Ltd. 10.500%, due 04/15/18 (144A) (a) (b)	3,500,000	4,020,625
Inmarsat Finance plc 7.375%, due 12/01/17 (144A) (b)	2,500,000	2,650,000
NII Capital Corp. 10.000%, due 08/15/16 (a)	3,500,000	4,007,500
8.875%, due 12/15/19	3,575,000	3,950,375
Qtel International Finance, Ltd. 4.750%, due 02/16/21 (144A) (b)	1,350,000	1,263,732
Qwest Communications International, Inc. 8.000%, due 10/01/15	2,900,000	3,215,375
Sprint Capital Corp. 6.900%, due 05/01/19 (a)	10,500,000	10,893,750
Telefonica Emisiones SAU 7.045%, due 06/20/36 (a)	2,000,000	2,175,218
Virgin Media Finance plc 9.500%, due 08/15/16 (a)	2,600,000	2,957,500
8.375%, due 10/15/19 (a)	3,000,000	3,367,500

MIST-78

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—(Continued)
Virgin Media Secured Finance plc 5.250%, due 01/15/21 (144A) (a) (b)	$550,000	$552,921
Wind Acquisition Finance S.A.
11.750%, due 07/15/17 (144A) (b)	4,225,000	4,879,875
7.250%, due 02/15/18 (144A) (b)	3,500,000	3,692,500
Windstream Corp.
7.000%, due 03/15/19 (a)	7,425,000	7,517,813
7.750%, due 10/01/21 (144A) (a) (b)	3,700,000	3,778,625

		79,256,505

Electric Utilities—1.4%
Black Hills Corp. 5.875%, due 07/15/20	2,000,000	2,056,812
Commonwealth Edison Co. 5.800%, due 03/15/18	4,000,000	4,425,300
Duquesne Light Holdings, Inc. 6.400%, due 09/15/20 (144A) (b)	5,000,000	5,095,835
Edison Mission Energy 7.000%, due 05/15/17 (a)	2,825,000	2,281,188
Mirant Americas Generation LLC 9.125%, due 05/01/31	4,000,000	4,150,000
Nisource Finance Corp. 6.150%, due 03/01/13	2,180,000	2,364,328
Northern States Power/Minnesota 5.250%, due 03/01/18	2,000,000	2,183,628
Peco Energy Co. 5.350%, due 03/01/18 (a)	3,125,000	3,430,787
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
10.250%, due 11/01/15 (a)	5,500,000	3,245,000

		29,232,878

Electrical Equipment—0.6%
Belden, Inc.
7.000%, due 03/15/17	4,250,000	4,372,187
9.250%, due 06/15/19	2,300,000	2,561,625
Emerson Electric Co. 5.250%, due 10/15/18	3,500,000	3,860,175
Roper Industries, Inc. 6.250%, due 09/01/19 (a)	2,175,000	2,402,788

		13,196,775

Electronic Equipment, Instruments & Components—0.2%
NXP B.V./NXP Funding LLC 9.500%, due 10/15/15 (a)	2,000,000	2,130,000
9.750%, due 08/01/18 (144A) (b)	1,825,000	2,064,531

		4,194,531

Energy Equipment & Services—1.3%
Alta Wind Holdings LLC 7.000%, due 06/30/35 (144A) (b)	2,400,000	2,535,245
Basic Energy Services, Inc. 7.750%, due 02/15/19 (144A) (b)	3,000,000	3,097,500
Cameron International Corp. 6.375%, due 07/15/18 (a)	1,920,000	2,158,999
Complete Production Services, Inc. 8.000%, due 12/15/16	4,000,000	4,240,000

Security Description	Par Amount	Value

Energy Equipment & Services—(Continued)
Dresser-Rand Group, Inc. 6.500%, due 05/01/21 (144A) (b)	$2,350,000	$2,420,500
Key Energy Services, Inc. 6.750%, due 03/01/21	1,450,000	1,479,000
Murray Energy Corp. 10.250%, due 10/15/15 (144A) (b)	2,500,000	2,700,000
Precision Drilling Corp. 6.625%, due 11/15/20 (144A) (b)	1,400,000	1,445,500
SEACOR Holdings, Inc. 7.375%, due 10/01/19	4,150,000	4,421,597
Trinidad Drilling, Ltd. 7.875%, due 01/15/19 (144A) (a) (b)	1,600,000	1,699,666

		26,198,007

Entertainment & Leisure—1.2%
Downstream Development Authority 12.000%, due 10/15/15 (144A) (b)	1,750,000	1,855,000
Mohegan Tribal Gaming Authority 11.500%, due 11/01/17 (144A) (a) (b)	5,200,000	5,304,000
MU Finance plc 8.375%, due 02/01/17 (144A) (a) (b)	4,500,000	4,826,250
Universal City Development Partners
8.875%, due 11/15/15	1,950,000	2,132,812
10.875%, due 11/15/16	1,500,000	1,691,250
WMG Acquisition Corp.
7.375%, due 04/15/14 (a)	2,000,000	2,015,000
9.500%, due 06/15/16	7,000,000	7,437,500

		25,261,812

Food & Staples Retailing—0.7%
Ingles Markets, Inc. 8.875%, due 05/15/17	4,000,000	4,315,000
Rite Aid Corp. 10.250%, due 10/15/19 (a)	2,775,000	3,049,031
Stater Bros. Holdings, Inc. 7.375%, due 11/15/18 (144A) (a) (b)	3,000,000	3,127,500
SUPERVALU, Inc. 7.500%, due 11/15/14 (a)	3,600,000	3,636,000

		14,127,531

Food Products—1.5%
Blue Merger Sub, Inc. 7.625%, due 02/15/19 (144A) (a) (b)	2,250,000	2,292,187
Bumble Bee Acquisition Corp. 9.000%, due 12/15/17 (144A) (a) (b)	1,750,000	1,828,750
Bumble Bee Holdco SCA 9.625%, due 03/15/18 (144A) (b) (g)	1,450,000	1,355,750
Corn Products International, Inc. 4.625%, due 11/01/20 (a)	1,825,000	1,803,116
Dole Food Co., Inc. 8.750%, due 07/15/13 (a)	7,975,000	8,652,875
General Mills, Inc. 5.200%, due 03/17/15 (a)	4,000,000	4,397,220
H.J. Heinz Co. 5.350%, due 07/15/13	3,000,000	3,260,325
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
9.250%, due 04/01/15 (a)	1,800,000	1,887,750

MIST-79

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Food Products—(Continued)
10.625%, due 04/01/17 (a)	$1,225,000	$1,319,938
8.250%, due 09/01/17 (a)	925,000	971,250
Viterra, Inc. 5.950%, due 08/01/20 (144A) (b)	4,250,000	4,090,090

		31,859,251

Gas Utilities—0.8%
Ferrellgas LP 6.500%, due 05/01/21 (144A) (b)	2,500,000	2,462,500
Ferrellgas Partners LP 8.625%, due 06/15/20	1,625,000	1,771,250
National Fuel Gas Co. 6.500%, due 04/15/18	7,200,000	7,864,963
8.750%, due 05/01/19	1,750,000	2,152,276
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.375%, due 03/15/20	1,475,000	1,593,000

		15,843,989

Health Care Equipment & Supplies—1.0%
Bausch & Lomb, Inc. 9.875%, due 11/01/15 (a)	6,500,000	7,003,750
Biomet, Inc. 10.000%, due 10/15/17 (a)	6,500,000	7,158,125
Giant Funding Corp. 8.250%, due 02/01/18 (144A) (b)	2,500,000	2,575,000
VWR Funding, Inc., Series B 10.250%, due 07/15/15 (a) (g)	4,225,000	4,489,062

		21,225,937

Health Care Providers & Services—3.2%
Capella Healthcare, Inc. 9.250%, due 07/01/17 (144A) (b)	3,000,000	3,210,000
Centene Corp. 7.250%, due 04/01/14	4,825,000	5,024,031
Community Health Systems, Inc. 8.875%, due 07/15/15	10,000,000	10,575,000
HCA Holdings, Inc. 9.125%, due 11/15/14	7,000,000	7,376,250
9.875%, due 02/15/17	1,175,000	1,321,875
7.875%, due 02/15/20	2,100,000	2,294,250
7.750%, due 05/15/21 (144A) (a) (b)	7,000,000	7,332,500
HealthSouth Corp. 8.125%, due 02/15/20	5,250,000	5,709,375
Select Medical Corp. 7.625%, due 02/01/15 (a)	4,100,000	4,192,250
Tenet Healthcare Corp. 9.250%, due 02/01/15 (a)	2,500,000	2,765,625
8.875%, due 07/01/19	1,250,000	1,431,250
United Surgical Partners International, Inc. 8.875%, due 05/01/17 (a)	5,000,000	5,268,750
UnitedHealth Group, Inc. 4.875%, due 04/01/13	2,269,000	2,414,048
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.000%, due 02/01/18 (a)	6,750,000	6,944,063
Vanguard Health Systems, Inc. 8.026%, due 02/01/16 (144A) (a) (b) (h)	1,425,000	912,000

		66,771,267

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure—4.6%
AMC Entertainment, Inc. 8.000%, due 03/01/14	$1,700,000	$1,727,625
Ameristar Casinos, Inc. 9.250%, due 06/01/14	1,925,000	2,124,719
Boyd Gaming Corp. 7.125%, due 02/01/16 (a)	4,750,000	4,548,125
Caesars Entertainment Operating Co., Inc. 12.750%, due 04/15/18 (144A) (a) (b)	5,250,000	5,328,750
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, due 01/15/16 (144A) (a) (b)	2,950,000	3,045,875
10.750%, due 01/15/17 (144A) (a) (b) (g)	1,675,000	1,731,531
DineEquity, Inc. 9.500%, due 10/30/18 (144A) (a) (b)	5,500,000	5,995,000
Gaylord Entertainment Co. 6.750%, due 11/15/14 (a)	2,400,000	2,451,000
Great Canadian Gaming Corp. 7.250%, due 02/15/15 (144A) (b)	4,600,000	4,715,000
Hyatt Hotels Corp. 5.750%, due 08/15/15 (144A) (b)	3,000,000	3,108,957
Isle of Capri Casinos, Inc. 7.000%, due 03/01/14 (a)	5,000,000	4,987,500
Marina District Finance Co., Inc. 9.875%, due 08/15/18 (144A) (a) (b)	4,500,000	4,730,625
McDonald’s Corp. 5.000%, due 02/01/19 (a)	4,100,000	4,479,078
MCE Finance, Ltd. 10.250%, due 05/15/18 (a)	2,500,000	2,909,375
MGM Resorts International 6.625%, due 07/15/15 (a)	4,000,000	3,810,000
9.000%, due 03/15/20 (a)	1,100,000	1,215,500
Midwest Gaming Borrower LLC/Midwest Finance Corp.
11.625%, due 04/15/16 (144A) (a) (b)	1,500,000	1,556,250
NCL Corp., Ltd. 9.500%, due 11/15/18 (144A) (b)	2,200,000	2,337,500
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.
8.875%, due 04/15/17 (144A) (b)	1,300,000	1,335,750
Peninsula Gaming LLC/Peninsula Gaming Corp. 8.375%, due 08/15/15 (144A) (b)	900,000	965,250
Rare Restaurant Group LLC/RRG Finance Corp. 9.250%, due 05/15/14 (144A) (b)	2,000,000	1,770,000
River Rock Entertainment Authority 9.750%, due 11/01/11 (a)	4,850,000	4,098,250
Scientific Games International, Inc. 9.250%, due 06/15/19 (a)	2,550,000	2,811,375
Snoqualmie Entertainment Authority 9.125%, due 02/01/15 (144A) (b)	4,225,000	4,225,000
Speedway Motorsports, Inc. 8.750%, due 06/01/16	3,500,000	3,854,375
Starwood Hotels & Resorts Worldwide, Inc. 6.750%, due 05/15/18 (a)	900,000	982,125
Station Casinos, Inc. 6.500%, due 02/01/14 (c)	4,500,000	450
Turning Stone Casino Resort Enterprise 9.125%, due 09/15/14 (144A) (b)	2,350,000	2,432,250
Wendy’s/Arby’s Restaurants LLC 10.000%, due 07/15/16	4,000,000	4,420,000
Wyndham Worldwide Corp. 5.750%, due 02/01/18	1,250,000	1,297,010

MIST-80

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure—(Continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.875%, due 11/01/17 (a)	$3,750,000	$4,040,625
7.750%, due 08/15/20	1,800,000	1,917,000

		94,951,870

Household Durables—1.1%
American Standard Americas 10.750%, due 01/15/16 (144A) (b)	4,200,000	4,504,500
Diversey, Inc. 8.250%, due 11/15/19	2,500,000	2,693,750
K. Hovnanian Enterprises, Inc. 10.625%, due 10/15/16	2,050,000	2,188,375
KB Home 9.100%, due 09/15/17 (a)	4,125,000	4,393,125
Lennar Corp., Series B 12.250%, due 06/01/17 (a)	3,600,000	4,482,000
Whirlpool Corp. 8.600%, due 05/01/14 (a)	3,177,000	3,688,624

		21,950,374

Independent Power Producers & Energy Traders—0.6%
AES Corp. (The) 8.000%, due 10/15/17	6,000,000	6,480,000
PSEG Power LLC 5.320%, due 09/15/16 (a)	5,000,000	5,394,470

		11,874,470

Insurance—1.0%
AXA S.A. 6.379%, due 12/14/49 (144A) (b) (f)	2,325,000	2,080,875
Fidelity National Financial, Inc. 6.600%, due 05/15/17 (a)	3,700,000	3,832,453
Genworth Financial, Inc. 7.625%, due 09/24/21	2,350,000	2,361,727
HUB International Holdings, Inc. 9.000%, due 12/15/14 (144A) (b)	2,000,000	2,100,000
Liberty Mutual Group, Inc. 10.750%, due 06/15/58 (144A) (b) (f)	3,150,000	4,126,500
USI Holdings Corp. 4.188%, due 11/15/14 (144A) (b) (f)	3,950,000	3,861,125
Willis North America, Inc. 7.000%, due 09/29/19 (a)	2,425,000	2,630,431

		20,993,111

Internet & Catalog Retail—0.2%
Expedia, Inc. 8.500%, due 07/01/16	3,125,000	3,414,063

Internet Software & Services—0.1%
Equinix, Inc. 8.125%, due 03/01/18 (a)	2,700,000	2,936,250

Investment Companies—0.2%
Constellation Enterprises LLC 10.625%, due 02/01/16 (144A) (b)	3,325,000	3,441,375

Security Description	Par Amount	Value

IT Services—0.2%
Fidelity National Information Services, Inc. 7.625%, due 07/15/17	$1,150,000	$1,252,063
ManTech International Corp. 7.250%, due 04/15/18	2,900,000	3,059,500

		4,311,563

Life Sciences Tools & Services—0.2%
Bio-Rad Laboratories, Inc. 8.000%, due 09/15/16 (a)	2,000,000	2,225,000
Life Technologies Corp. 6.000%, due 03/01/20	1,250,000	1,348,673

		3,573,673

Machinery—2.1%
Actuant Corp. 6.875%, due 06/15/17 (a)	3,475,000	3,596,625
Altra Holdings, Inc. 8.125%, due 12/01/16 (a)	4,250,000	4,579,375
IDEX Corp. 4.500%, due 12/15/20	2,250,000	2,202,264
Manitowoc Co., Inc. (The) 9.500%, due 02/15/18 (a)	4,500,000	5,062,500
8.500%, due 11/01/20 (a)	2,000,000	2,155,000
Mueller Water Products, Inc. 7.375%, due 06/01/17 (a)	5,550,000	5,452,875
Navistar International Corp. 8.250%, due 11/01/21 (a)	4,800,000	5,346,000
Oshkosh Corp. 8.500%, due 03/01/20	1,625,000	1,830,156
SPX Corp. 6.875%, due 09/01/17 (144A) (b)	4,900,000	5,292,000
Thermadyne Holdings Corp. 9.000%, due 12/15/17 (144A) (b)	1,575,000	1,671,469
Timken Co. (The) 6.000%, due 09/15/14	2,650,000	2,925,362
Valmont Industries, Inc. 6.625%, due 04/20/20	3,500,000	3,626,589

		43,740,215

Manufacturing—0.7%
Amsted Industries, Inc. 8.125%, due 03/15/18 (144A) (b)	3,400,000	3,642,250
Park-Ohio Industries, Inc. 8.375%, due 11/15/14	2,700,000	2,782,134
RBS Global, Inc./Rexnord Corp. 8.500%, due 05/01/18 (a)	7,000,000	7,595,000

		14,019,384

Media—4.5%
Affinion Group, Inc. 11.500%, due 10/15/15 (a)	4,300,000	4,558,000
Allbritton Communications Co. 8.000%, due 05/15/18 (a)	2,900,000	3,074,000
Belo Corp. 8.000%, due 11/15/16	1,200,000	1,321,500
Cablevision Systems Corp. 8.000%, due 12/15/18 (144A) (a) (b)	4,000,000	4,260,000

MIST-81

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Media—(Continued)
CCH II LLC/CCH II Capital Corp. 13.500%, due 11/30/16 (a)	$1,862,780	$2,239,993
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, due 01/15/19 (a)	2,350,000	2,420,500
8.125%, due 04/30/20 (a)	4,900,000	5,353,250
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.625%, due 11/15/17 (144A) (a) (b)	1,250,000	1,309,375
Cinemark USA, Inc. 8.625%, due 06/15/19 (a)	3,300,000	3,621,750
Citadel Broadcasting Corp. 7.750%, due 12/15/18 (144A) (b)	2,700,000	2,936,250
Clear Channel Communications, Inc. 5.500%, due 09/15/14 (a)	1,500,000	1,353,750
Discovery Communications LLC 5.625%, due 08/15/19	2,325,000	2,521,465
EchoStar DBS Corp. 7.125%, due 02/01/16	5,150,000	5,523,375
Entravision Communications Corp. 8.750%, due 08/01/17	1,750,000	1,872,500
Fox Acquisition Subordinated LLC 13.375%, due 07/15/16 (144A) (b)	1,150,000	1,288,000
Gray Television, Inc. 10.500%, due 06/29/15 (a)	3,675,000	3,927,656
Grupo Televisa S.A. 6.000%, due 05/15/18 (a)	1,050,000	1,150,534
Interpublic Group of Cos., Inc. 6.250%, due 11/15/14	5,500,000	6,036,250
10.000%, due 07/15/17 (a)	1,400,000	1,673,000
Kabel Baden-Wurttemberg GmbH & Co. Kabel Baden-Wurttemberg GmbH & Co. KG,
due 03/15/19 (144A) (b)	1,150,000	1,184,500
Lamar Media Corp. 7.875%, due 04/15/18 (a)	2,500,000	2,693,750
LIN Television Corp. 6.500%, due 05/15/13 (a)	5,000,000	5,025,000
8.375%, due 04/15/18 (a)	2,000,000	2,185,000
Mediacom Broadband LLC 8.500%, due 10/15/15 (a)	3,275,000	3,414,188
Mediacom LLC/Mediacom Capital Corp. 9.125%, due 08/15/19 (a)	6,350,000	6,826,250
Ono Finance II plc 10.875%, due 07/15/19 (144A) (a) (b)	1,750,000	1,856,449
ProQuest LLC 9.000%, due 10/15/18 (144A) (b)	3,275,000	3,389,625
Salem Communications Corp. 9.625%, due 12/15/16	1,601,000	1,737,085
Sinclair Television Group, Inc. 9.250%, due 11/01/17 (144A) (b)	2,000,000	2,240,000
Time Warner Cable, Inc. 4.125%, due 02/15/21 (a)	5,000,000	4,681,315
Univision Communications, Inc. 8.500%, due 05/15/21 (144A) (a) (b)	2,100,000	2,178,750

		93,853,060

Metals & Mining—3.5%
AK Steel Corp. 7.625%, due 05/15/20 (a)	1,100,000	1,127,500
Algoma Acquisition Corp. 9.875%, due 06/15/15 (144A) (b)	4,680,000	4,329,000

Security Description	Par Amount	Value

Metals & Mining—(Continued)
Allegheny Ludlum Corp. 6.950%, due 12/15/25	$3,700,000	$3,973,907
Anglo American Capital plc 9.375%, due 04/08/14 (144A) (b)	2,000,000	2,393,768
Arch Coal, Inc. 8.750%, due 08/01/16 (a)	2,600,000	2,918,500
7.250%, due 10/01/20	600,000	646,500
Atkore International, Inc. 9.875%, due 01/01/18 (144A) (b)	5,000,000	5,362,500
Chichester Metals Pty, Ltd. 7.000%, due 11/01/15 (144A) (b)	5,250,000	5,473,125
6.875%, due 02/01/18 (144A) (b)	1,500,000	1,571,250
Cliffs Natural Resources, Inc. 5.900%, due 03/15/20 (a)	3,500,000	3,739,144
Essar Steel Algoma, Inc. 9.375%, due 03/15/15 (144A) (a) (b)	2,400,000	2,430,000
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14	5,000,000	5,150,000
Freeport McMoRan Copper & Gold, Inc. 8.375%, due 04/01/17	7,000,000	7,726,663
Gold Fields Orogen Holding BVI, Ltd. 4.875%, due 10/07/20 (144A) (b)	3,400,000	3,249,003
JMC Steel Group 8.250%, due 03/15/18 (144A) (a) (b)	3,000,000	3,082,500
Noranda Aluminium Acquisition Corp. 5.193%, due 05/15/15 (a) (f) (g)	3,957,240	3,828,630
Novelis, Inc. 8.750%, due 12/15/20 (144A) (a) (b)	2,350,000	2,596,750
Peabody Energy Corp. 5.875%, due 04/15/16 (a)	3,750,000	3,815,625
7.375%, due 11/01/16 (a)	3,250,000	3,623,750
Steel Dynamics, Inc. 7.625%, due 03/15/20 (a)	2,500,000	2,681,250
Teck Resources, Ltd. 10.750%, due 05/15/19	2,200,000	2,813,439

		72,532,804

Multiline Retail—0.9%
JC Penney Corp., Inc. 7.950%, due 04/01/17 (a)	2,250,000	2,525,625
Macy’s Retail Holdings, Inc. 8.375%, due 07/15/15 (a)	2,500,000	2,918,750
5.900%, due 12/01/16	5,000,000	5,400,000
6.375%, due 03/15/37	1,250,000	1,256,250
QVC, Inc.
7.125%, due 04/15/17 (144A) (a) (b)	2,500,000	2,621,875
7.375%, due 10/15/20 (144A) (b)	3,500,000	3,653,125

		18,375,625

Oil, Gas & Consumable Fuels—10.0%
Berry Petroleum Co. 6.750%, due 11/01/20	5,000,000	5,168,750
Brigham Exploration Co. 8.750%, due 10/01/18 (144A) (b)	2,300,000	2,576,000
Chaparral Energy, Inc. 8.250%, due 09/01/21 (144A) (b)	4,000,000	4,130,000

MIST-82

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Chesapeake Energy Corp. 7.250%, due 12/15/18 (a)	$7,900,000	$8,867,750
6.625%, due 08/15/20	4,100,000	4,387,000
Cimarex Energy Co. 7.125%, due 05/01/17 (a)	7,950,000	8,436,937
Colorado Interstate Gas Co. 6.800%, due 11/15/15 (a)	2,107,000	2,432,333
Concho Resources, Inc. 8.625%, due 10/01/17	1,250,000	1,387,500
7.000%, due 01/15/21	5,175,000	5,459,625
CONSOL Energy, Inc. 8.250%, due 04/01/20 (a)	3,500,000	3,898,125
6.375%, due 03/01/21 (144A) (b)	2,500,000	2,515,625
Continental Resources, Inc. 8.250%, due 10/01/19	6,500,000	7,223,125
7.375%, due 10/01/20	1,750,000	1,890,000
Dynegy Holdings, Inc. 8.375%, due 05/01/16 (a)	5,000,000	4,212,500
7.750%, due 06/01/19	2,000,000	1,562,500
El Paso Corp. 7.000%, due 06/15/17	7,000,000	7,869,407
6.500%, due 09/15/20 (144A) (a) (b)	3,200,000	3,464,000
El Paso Natural Gas Co. 5.950%, due 04/15/17	4,000,000	4,422,600
Energy XXI Gulf Coast, Inc. 7.750%, due 06/15/19 (144A) (b)	2,450,000	2,462,250
Forest Oil Corp. 8.500%, due 02/15/14	2,575,000	2,884,000
7.250%, due 06/15/19 (a)	7,500,000	7,875,000
James River Escrow, Inc. 7.875%, due 04/01/19 (144A) (b)	3,750,000	3,900,000
Kerr-McGee Corp. 6.950%, due 07/01/24	6,850,000	7,593,691
Kinder Morgan Finance Co. LLC 6.000%, due 01/15/18 (144A) (a) (b)	4,000,000	4,165,000
Linn Energy LLC/Linn Energy Finance Corp. 7.750%, due 02/01/21 (144A) (b)	5,500,000	5,898,750
Lukoil International Finance BV 6.656%, due 06/07/22 (144A) (a) (b)	4,750,000	4,987,500
Marathon Petroleum Corp. 5.125%, due 03/01/21 (144A) (a) (b)	1,250,000	1,262,410
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
8.750%, due 04/15/18	4,400,000	4,818,000
6.750%, due 11/01/20 (a)	3,000,000	3,090,000
MEG Energy Corp. 6.500%, due 03/15/21 (144A) (b)	2,550,000	2,594,625
Nabors Industries, Inc. 6.150%, due 02/15/18	4,000,000	4,385,568
Newfield Exploration Co. 7.125%, due 05/15/18 (a)	3,950,000	4,266,000
Northwest Pipeline Corp. 6.050%, due 06/15/18	900,000	1,012,562
Oasis Petroleum, Inc. 7.250%, due 02/01/19 (144A) (b)	6,000,000	6,120,000
Pan American Energy LLC 7.875%, due 05/07/21 (144A) (b)	3,000,000	3,243,900
Panhandle Eastern Pipeline Co. 7.000%, due 06/15/18	1,850,000	2,067,664

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Patriot Coal Corp. 8.250%, due 04/30/18 (a)	$3,500,000	$3,762,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
8.250%, due 04/15/18	4,000,000	4,300,000
Petrobras International Finance Co. 5.875%, due 03/01/18 (a)	2,500,000	2,660,623
Pioneer Natural Resources Co., Series A 7.200%, due 01/15/28	1,510,000	1,582,158
QEP Resources, Inc.
6.800%, due 03/01/20	1,450,000	1,496,236
6.875%, due 03/01/21	2,500,000	2,637,500
Quicksilver Resources, Inc. 8.250%, due 08/01/15 (a)	4,000,000	4,210,000
Range Resources Corp. 7.250%, due 05/01/18	2,525,000	2,714,375
8.000%, due 05/15/19	4,125,000	4,568,437
SandRidge Energy, Inc. 7.500%, due 03/15/21 (144A) (b)	3,300,000	3,427,875
SM Energy Co. 6.625%, due 02/15/19 (144A) (b)	4,500,000	4,629,375
Tennessee Gas Pipeline Co. 7.500%, due 04/01/17	3,500,000	4,178,297
Tesoro Corp. 9.750%, due 06/01/19	2,000,000	2,280,000
Whiting Petroleum Corp. 6.500%, due 10/01/18	3,000,000	3,101,250
Williams Cos., Inc. (The) 7.875%, due 09/01/21	3,500,000	4,363,737
Williams Partners LP 5.250%, due 03/15/20 (a)	2,300,000	2,403,576
Williams Partners LP/Williams Partners Finance Corp.
7.250%, due 02/01/17	3,500,000	4,103,985

		208,950,621

Paper & Forest Products—0.9%
Boise Paper Holdings LLC/Boise Finance Co. 9.000%, due 11/01/17 (a)	2,500,000	2,787,500
Georgia-Pacific LLC 8.250%, due 05/01/16 (144A) (b)	3,000,000	3,397,500
5.400%, due 11/01/20 (144A) (b)	1,250,000	1,236,620
Graham Packaging Co. LP/GPC Capital Corp. I 8.250%, due 01/01/17 - 10/01/18 (a)	4,500,000	4,848,750
Millar Western Forest Products, Ltd. 8.500%, due 04/01/21 (144A) (b)	2,550,000	2,550,000
NewPage Corp. 11.375%, due 12/31/14 (a)	2,375,000	2,389,844
Weyerhaeuser Co. 7.375%, due 10/01/19 (a)	1,600,000	1,810,571

		19,020,785

Personal Products—0.4%
Elizabeth Arden, Inc. 7.375%, due 03/15/21	5,500,000	5,768,125
Mead Johnson Nutrition Co. 4.900%, due 11/01/19	3,000,000	3,111,483

		8,879,608

MIST-83

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Pharmaceuticals—1.2%
Axcan Intermediate Holdings, Inc. 12.750%, due 03/01/16	$3,500,000	$3,911,250
Mylan, Inc. 7.625%, due 07/15/17 (144A) (b)	1,200,000	1,297,500
7.875%, due 07/15/20 (144A) (b)	2,200,000	2,403,500
Novartis Securities Investment, Ltd. 5.125%, due 02/10/19	2,450,000	2,656,430
STHI Holding Corp. 8.000%, due 03/15/18 (144A) (b)	2,200,000	2,288,000
Valeant Pharmaceuticals International 6.750%, due 08/15/21 (144A) (a) (b)	3,550,000	3,385,812
Warner Chilcott Co. LLC 7.750%, due 09/15/18 (144A) (b)	8,000,000	8,420,000

		24,362,492

Professional Services—0.1%
FTI Consulting, Inc. 6.750%, due 10/01/20 (144A) (b)	1,900,000	1,933,250

Real Estate Investment Trusts—1.2%
Developers Diversified Realty Corp. 7.875%, due 09/01/20	2,625,000	3,015,067
DuPont Fabros Technology LP 8.500%, due 12/15/17	2,700,000	2,986,875
Felcor Lodging LP 10.000%, due 10/01/14 (a)	1,550,000	1,778,625
Health Care REIT, Inc. 6.125%, due 04/15/20	2,000,000	2,119,028
Host Marriott LP 6.375%, due 03/15/15	3,000,000	3,078,750
Kilroy Realty Corp. 5.000%, due 11/03/15	2,000,000	1,997,896
Omega Healthcare Investors, Inc. 7.500%, due 02/15/20 (a)	1,700,000	1,827,500
6.750%, due 10/15/22 (144A) (b)	1,675,000	1,718,969
ProLogis 5.625%, due 11/15/16	1,129,000	1,184,049
6.875%, due 03/15/20 (a)	4,000,000	4,384,308
Ventas, Inc. 3.125%, due 11/30/15	900,000	874,062

		24,965,129

Semiconductors & Semiconductor Equipment—0.8%
Advanced Micro Devices, Inc. 8.125%, due 12/15/17 (a)	2,000,000	2,090,000
7.750%, due 08/01/20 (a)	3,800,000	3,923,500
Freescale Semiconductor, Inc. 9.250%, due 04/15/18 (144A) (b)	2,000,000	2,200,000
10.750%, due 08/01/20 (144A) (a) (b)	4,700,000	5,299,250
KLA-Tencor Corp. 6.900%, due 05/01/18	2,675,000	2,954,356

		16,467,106

Software—0.9%
First Data Corp. 7.375%, due 06/15/19 (144A) (b)	1,125,000	1,148,906
8.250%, due 01/15/21 (144A) (a) (b)	5,000,000	5,012,500

Security Description	Par Amount	Value

Software—(Continued)
12.625%, due 01/15/21 (144A) (a) (b)	$2,067,000	$2,253,030
Open Solutions, Inc. 9.750%, due 02/01/15 (144A) (a) (b)	3,500,000	2,467,500
Serena Software, Inc. 10.375%, due 03/15/16	2,425,000	2,564,438
Vangent, Inc. 9.625%, due 02/15/15	5,000,000	5,000,000

		18,446,374

Specialty Retail—1.5%
Brookstone, Inc. 13.000%, due 10/15/14 (144A) (b)	3,089,000	2,787,823
Chinos Acquisition Corp. 8.125%, due 03/01/19 (144A) (a) (b)	4,000,000	3,945,000
Inergy LP/Inergy Finance Corp. 8.750%, due 03/01/15 (a)	227,000	246,295
6.875%, due 08/01/21 (144A) (b)	4,900,000	5,114,375
Limited Brands, Inc. 8.500%, due 06/15/19	1,250,000	1,440,625
7.000%, due 05/01/20 (a)	4,275,000	4,547,531
6.625%, due 04/01/21 (a)	1,400,000	1,438,500
7.600%, due 07/15/37 (a)	1,500,000	1,492,500
PETCO Animal Supplies, Inc. 9.250%, due 12/01/18 (144A) (a) (b)	1,650,000	1,773,750
Toys “R” Us Property Co. I LLC 10.750%, due 07/15/17 (a)	4,900,000	5,586,000
Toys “R” Us Property Co. II LLC 8.500%, due 12/01/17 (a)	2,550,000	2,754,000

		31,126,399

Textiles, Apparel & Luxury Goods—0.7%
Hanesbrands, Inc. 6.375%, due 12/15/20 (a)	3,000,000	2,940,000
Levi Strauss & Co. 8.875%, due 04/01/16 (a)	2,200,000	2,304,500
7.625%, due 05/15/20 (a)	2,000,000	2,015,000
Perry Ellis International, Inc. 7.875%, due 04/01/19 (a)	1,500,000	1,556,250
Polymer Group, Inc. 7.750%, due 02/01/19 (144A) (b)	5,000,000	5,181,250
Quiksilver, Inc. 6.875%, due 04/15/15 (a)	725,000	717,750

		14,714,750

Thrifts & Mortgage Finance—0.3%
Odebrecht Finance, Ltd. 6.000%, due 04/05/23 (144A) (b)	1,300,000	1,293,500
Provident Funding Associates 10.250%, due 04/15/17 (144A) (a) (b)	3,550,000	3,967,125
Provident Funding Associates LP/PFG Finance Corp
10.125%, due 02/15/19 (144A) (b)	750,000	784,687

		6,045,312

Trading Companies & Distributors—0.1%
Interline Brands, Inc. 7.000%, due 11/15/18 (a)	3,000,000	3,090,000

MIST-84

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Transportation—0.6%
Commercial Barge Line Co. 12.500%, due 07/15/17	$2,075,000	$2,401,812
Florida East Coast Railway Corp. 8.125%, due 02/01/17 (144A) (a) (b)	5,500,000	5,768,125
Travelport LLC 9.875%, due 09/01/14 (a)	2,250,000	2,202,187
9.000%, due 03/01/16 (a)	2,250,000	2,100,938

		12,473,062

Utilities—0.1%
Coso Geothermal Power Holdings 7.000%, due 07/15/26 (144A) (b)	3,410,833	2,778,577

Wireless Telecommunication Services—3.0%
Buccaneer Merger Sub, Inc. 9.125%, due 01/15/19 (144A) (b)	3,600,000	3,843,000
CC Holdings GS V LLC/Crown Castle GS III Corp.
7.750%, due 05/01/17 (144A) (b)	6,000,000	6,570,000
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, due 12/01/17 (144A) (a) (b)	5,500,000	5,891,875
Intelsat Jackson Holdings S.A. 7.500%, due 04/01/21 (144A) (b)	5,900,000	5,944,250
Intelsat Luxembourg S.A. 7.284%/11.250%, due 02/04/17 (a)	8,750,000	9,603,125
iPCS, Inc. 3.554%, due 05/01/14 (f) (g)	4,142,777	4,049,565
MetroPCS Wireless, Inc. 7.875%, due 09/01/18 (a)	4,600,000	4,945,000
6.625%, due 11/15/20 (a)	6,075,000	6,082,594
SBA Telecommunications, Inc. 8.250%, due 08/15/19	3,000,000	3,330,000
Sprint Nextel Corp. 8.375%, due 08/15/17 (a)	4,650,000	5,202,187
Telemar Norte Leste S.A. 5.500%, due 10/23/20 (144A) (b)	2,095,000	2,057,744
Telemovil Finance Co., Ltd. 8.000%, due 10/01/17 (144A) (b)	2,700,000	2,824,585
Vimpel-Communications 7.748%, due 02/02/21 (144A) (b)	2,125,000	2,241,875

		62,585,800

Total Domestic Bonds & Debt Securities (Cost $1,591,176,581)		1,671,442,272

Convertible Bonds—11.1%

Airlines—0.3%
AMR Corp. 6.250%, due 10/15/14 (a)	1,400,000	1,480,500
United Continental Holdings, Inc. 4.500%, due 06/30/21	4,000,000	4,052,560

		5,533,060

Automobiles—0.3%
Ford Motor Co. 4.250%, due 11/15/16	3,000,000	5,444,700

Security Description	Par Amount	Value

Beverages—0.4%
Central European Distribution Corp. 3.000%, due 03/15/13 (a)	$3,663,000	$3,200,546
Molson Coors Brewing Co. 2.500%, due 07/30/13 (a)	5,000,000	5,831,250

		9,031,796

Biotechnology—1.4%
BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13	3,500,000	5,608,750
Decode Genetics, Inc. 3.500%, due 04/15/11 (c)	1,666,000	16,660
Fisher Scientific International, Inc. 3.250%, due 03/01/24	2,125,000	2,913,906
Gilead Sciences, Inc. 0.625%, due 05/01/13 (a)	5,000,000	6,118,750
Human Genome Sciences, Inc. 2.250%, due 10/15/11 - 08/15/12	3,800,000	6,647,750
Incyte Corp., Ltd. 4.750%, due 10/01/15	1,500,000	3,011,250
Vertex Pharmaceuticals, Inc. 3.350%, due 10/01/15 (a)	3,500,000	4,270,000

		28,587,066

Commercial & Professional Services—0.2%
Charles River Associates, Inc. 2.875%, due 06/15/34	3,000,000	3,277,500

Computers & Peripherals—0.6%
EMC Corp. Series B 1.750%, due 12/01/13	5,800,000	9,918,000
NetApp, Inc. 1.750%, due 06/01/13	1,275,000	2,028,844

		11,946,844

Containers & Packaging—0.2%
Owens-Brockway Glass Container, Inc. 3.000%, due 06/01/15 (144A) (a) (b)	3,670,000	3,723,105

Diversified Financial Services—0.1%
Ingersoll-Rand Co., Ltd. - Class A 4.500%, due 04/15/12	1,000,000	2,715,510

Electrical Equipment—0.8%
General Cable Corp. 4.500%/2.250%, due 11/15/29 (a) (e)	1,000,000	1,396,250
Roper Industries, Inc. 0.000%, due 01/15/34	12,500,000	13,453,125
Suntech Power Holdings Co., Ltd. 3.000%, due 03/15/13	1,750,000	1,616,562

		16,465,937

Electronic Equipment, Instruments & Components—0.2%
Itron, Inc. 2.500%, due 08/01/26 (a)	4,325,000	4,470,969

MIST-85

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount	Value

Energy Equipment & Services—0.2%
Exterran Energy Corp. 4.750%, due 01/15/14 (a)	$3,500,000	$3,521,875

Food Products—0.4%
Archer-Daniels-Midland Co. 0.875%, due 02/15/14 (a)	7,500,000	8,381,250

Health Care Equipment & Supplies—0.3%
Medtronic, Inc. 1.500%, due 04/15/11 (a)	1,500,000	1,503,750
1.625%, due 04/15/13	1,650,000	1,702,553
NuVasive, Inc. 2.250%, due 03/15/13	2,500,000	2,453,125

		5,659,428

Health Care Providers & Services—0.2%
Five Star Quality Care, Inc. 3.750%, due 10/15/26	1,500,000	1,492,500
Omnicare, Inc. 3.750%, due 12/15/25	1,900,000	2,458,125

		3,950,625

Industrial Conglomerates—0.2%
Textron, Inc. 4.500%, due 05/01/13	1,600,000	3,432,000

Internet Software & Services—0.3%
Digital River, Inc. 2.000%, due 11/01/30 (144A) (b)	900,000	942,750
GSI Commerce, Inc. 2.500%, due 06/01/27 (a)	5,600,000	6,328,000

		7,270,750

IT Services—0.2%
Alliance Data Systems Corp. 1.750%, due 08/01/13	2,500,000	3,021,875
CACI International, Inc. 2.125%, due 05/01/14	1,850,000	2,326,029

		5,347,904

Machinery—0.5%
Actuant Corp. 2.000%, due 11/15/23	1,400,000	2,068,500
ArvinMeritor, Inc. 4.625%/0.000%, due 03/01/26 (a) (e)	3,200,000	3,612,000
Danaher Corp. 0.671%, due 01/22/21 (h)	2,500,000	3,762,500
Greenbrier Cos., Inc. (The) 3.500%, due 04/01/18 (144A) (b)	600,000	625,908

		10,068,908

Media—0.6%
Interpublic Group of Cos., Inc. 4.250%, due 03/15/23	2,500,000	2,868,750
Liberty Media Corp. 3.250%, due 03/15/31	8,250,000	6,806,250

Security Description	Par Amount	Value

Media—(Continued)
Sinclair Broadcast Group, Inc. 6.000%, due 09/15/12	$3,000,000	$3,018,750

		12,693,750

Metals & Mining—0.3%
Newmont Mining Corp., Series A 1.250%, due 07/15/14 (a)	5,000,000	6,618,750

Multiline Retail—0.1%
Saks, Inc. 7.500%, due 12/01/13 (144A) (b)	1,300,000	2,874,625

Oil, Gas & Consumable Fuels—0.1%
Patriot Coal Corp. 3.250%, due 05/31/13	1,125,000	1,105,313

Pharmaceuticals—0.7%
Allergan, Inc. 1.500%, due 04/01/26 (a)	2,000,000	2,245,000
Alza Corp. 0.606%, due 07/28/20 (a) (h)	7,000,000	6,002,500
Salix Pharmaceuticals, Ltd. 2.750%, due 05/15/15	1,500,000	1,620,990
Teva Pharmaceutical Finance Co. LLC, Series C 0.250%, due 02/01/26 (a)	3,750,000	4,307,812

		14,176,302

Professional Services—0.5%
FTI Consulting, Inc. 3.750%, due 07/15/12	5,000,000	6,468,750
Omnicom Group, Inc. 0.000%, due 07/01/38 (a) (h)	3,000,000	3,386,250

		9,855,000

Real Estate Investment Trusts—0.1%
ProLogis 3.250%, due 03/15/15 (a)	2,700,000	3,196,557

Semiconductors & Semiconductor Equipment—0.4%
Intel Corp. 2.950%, due 12/15/35 (a)	5,000,000	5,168,750
Xilinx, Inc. 2.625%, due 06/15/17 (144A) (a) (b)	2,800,000	3,528,000

		8,696,750

Software—0.9%
Concur Technologies, Inc. 2.500%, due 04/15/15 (144A) (b)	4,550,000	5,634,151
Nuance Communications, Inc. 2.750%, due 08/15/27 (a)	5,575,000	7,017,532
Symantec Corp. 1.000%, due 06/15/13 (a)	5,075,000	6,127,910

		18,779,593

MIST-86

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/Par Amount	Value

Specialty Retail—0.1%
Charming Shoppes, Inc. 1.125%, due 05/01/14 (a)	$3,000,000	$2,602,500

Thrifts & Mortgage Finance—0.1%
Radian Group, Inc. 3.000%, due 11/15/17	2,500,000	2,287,500

Wireless Telecommunication Services—0.4%
InterDigital, Inc. 2.500%, due 03/15/16 (144A) (b)	1,525,000	1,525,000
SBA Communications Corp. 4.000%, due 10/01/14	5,000,000	7,331,000

		8,856,000

Total Convertible Bonds (Cost $212,038,857)		230,571,867

Convertible Preferred Stocks—3.2%

Auto Components—0.1%
Cooper-Standard Holding, Inc. 7.000%, due 12/13/49 (g)*	5,543	1,114,143

Automobiles—0.1%
General Motors Co., Series B 4.750%, due 12/01/13	61,200	2,956,266

Commercial Banks—0.7%
Fifth Third Bancorp, Series G 8.500%, due 12/31/49 (a)	42,000	6,216,000
Wells Fargo & Co., Series L 7.500%, due 12/31/49 (a)	7,500	7,764,000

		13,980,000

Diversified Financial Services—1.0%
AMG Capital Trust I 5.100%, due 04/15/36	75,000	3,754,687
Bank of America Corp., Series L 7.250%, due 12/31/49 (a)	9,000	9,098,910
Citigroup, Inc. 7.500%, due 12/15/12 (a)	60,000	7,590,000

		20,443,597

Diversified Telecommunication Services—0.0%
Lucent Technologies Capital Trust I 7.750%, due 03/15/17	1,000	980,000

Electric Utilities—0.1%
PPL Corp. 9.500%, due 07/01/13 (a)	27,200	1,438,880

Insurance—0.2%
Hartford Financial Services Group, Inc., Series F
7.250%, due 04/01/13 (a)	150,000	3,912,000

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—1.0%
Apache Corp., Series D 6.000%, due 08/01/13 (a)	170,000	$12,046,200
Williams Holdings Cos., Inc. (The) 5.500%, due 06/01/33	65,000	9,327,500

		21,373,700

Professional Services—0.0%
Nielsen Holdings N.V. 6.250%, due 02/01/13*	1,140,000	651,225

Thrifts & Mortgage Finance—0.0%
Fannie Mae 8.750%, due 05/13/11*	125,000	120,219

Total Convertible Preferred Stocks (Cost $60,418,893)		66,970,030

Common Stocks—2.4%

Auto Components—0.4%
Cooper-Standard Holding, Inc.	160,434	7,139,313
Cooper-Standard Holding, Inc.* (a)	27,799	1,209,257

		8,348,570

Chemicals—0.2%
LyondellBasell Industries N.V. - Class A* (a)	105,000	4,152,750

Media—0.2%
Charter Communications, Inc. - Class A* (a)	73,600	3,726,368

Metals & Mining—0.4%
Barrick Gold Corp.	175,000	9,084,250

Oil, Gas & Consumable Fuels—0.4%
El Paso Corp.	424,762	7,645,716

Paper & Forest Products—0.0%
PT Indah Kiat Pulp and Paper Corp.*	1,867,500	364,149

Pharmaceuticals—0.4%
Mylan, Inc.* (a)	322,013	7,300,035
Teva Pharmaceutical Industries, Ltd. (ADR)	7,020	352,193

		7,652,228

Road & Rail—0.1%
Kansas City Southern* (a)	45,000	2,450,250

Software—0.3%
Informatica Corp.* (a)	120,000	6,267,600

Total Common Stocks (Cost $28,706,666)		49,691,881

MIST-87

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Municipals—0.2%

Security Description	Par Amount	Value

Chicago O’Hare International Airport Revenue, Build America Bonds
6.395%, due 01/01/40	$1,300,000	$1,248,546
Metropolitan Government of Nashville & Davidson County, Convention Center Authority, Build America Bonds
6.731%, due 07/01/43	3,350,000	3,255,664

Total Municipals (Cost $4,716,839)		4,504,210

Preferred Stocks—0.6%

Security Description	Shares	Value

Commercial Banks—0.5%
Fifth Third Capital Trust IV 6.500%, due 04/15/37 (a) (f)	4,200,000	4,121,250
US Bancorp, Series A 7.189%, due 04/15/11 (a)	2,305	1,959,273
Wachovia Capital Trust III 5.570%, due 03/29/49 (a) (f)	3,143,000	2,895,489

		8,976,012

Diversified Financial Services—0.1%
Citigroup Capital XIII 7.875%, due 10/30/40 (a)	31,000	849,400
JPMorgan Chase & Co., Series 1 7.900%, due 04/29/49 (a) (f)	1,650,000	1,811,540

		2,660,940

Thrifts & Mortgage Finance—0.0%
Fannie Mae, Series S 8.250%, due 12/31/15*	136,300	231,710

Total Preferred Stocks (Cost $12,515,707)		11,868,662

Warrants—0.0%

Auto Components—0.0%
Cooper-Standard Holding, Inc., expires 11/27/17*	20,875	511,437

Media—0.0%
Charter Communications, Inc., expires 11/30/14*	19,873	149,048
Ion Media Networks, Inc., expires 12/12/39*	389	0

		149,048

Total Warrants (Cost $2,464,226)		660,485

Short-Term Investments—20.8%

Security Description	Shares/Par Amount	Value

Mutual Funds—19.6%
State Street Navigator Securities Lending Prime Portfolio (i)	409,269,169	409,269,169

Security Description	Par Amount	Value

Repurchase Agreement—1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $23,973,007 on 04/01/11 collateralized by $22,565,000 Fannie Mae at 4.377% due 01/23/18 with a value of $24,454,819.	$23,973,000	$23,973,000

Total Short-Term Investments (Cost $433,242,169)		433,242,169

Total Investments—118.5% (Cost $2,345,279,938#)		2,468,951,576
Other assets and liabilities (net)—(18.5)%		(384,783,544)

Net Assets—100.0%		$2,084,168,032

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $2,345,279,938. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $168,260,125 and $44,588,487, respectively, resulting in a net unrealized appreciation of $123,671,638.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $400,899,084 and the collateral received consisted of cash in the amount of $409,269,169. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $587,093,130, which is 28.2% of the Portfolio’s net assets.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Zero coupon bond — Interest rate represents current yield to maturity.
(i)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-88

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Credit Composition as of March 31, 2010 (Unaudited)

Portfolio Composition by Credit Quality	% of Fixed Income Market Value
AAA	0.3
AA	0.3
A	5.1
BBB	14.8
BB	32.0
B	32.8
CCC	10.5
CC	0.3
D	0.2
Not Rated	3.7

Futures Contracts

The futures contracts outstanding as of March 31, 2011 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts - Short	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2011	Unrealized Depreciation
U.S. Treasury Note 10 Year Futures	06/21/2011	(100)	$(11,811,227)	$(11,903,125)	$(91,898)

MIST-89

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Domestic Bonds & Debt Securities*	$—	$1,671,442,272	$—	$1,671,442,272

Total Convertible Bonds*	—	230,571,867	—	230,571,867

Convertible Preferred Stocks
Auto Components	—	1,114,143	—	1,114,143
Automobiles	2,956,266	—	—	2,956,266
Commercial Banks	13,980,000	—	—	13,980,000
Diversified Financial Services	20,443,597	—	—	20,443,597
Diversified Telecommunication Services	980,000	—	—	980,000
Electric Utilities	1,438,880	—	—	1,438,880
Insurance	3,912,000	—	—	3,912,000
Oil, Gas & Consumable Fuels	21,373,700	—	—	21,373,700
Professional Services	—	651,225	—	651,225
Thrifts & Mortgage Finance	120,219	—	—	120,219
Total Convertible Preferred Stocks	65,204,662	1,765,368	—	66,970,030

Common Stocks
Auto Components	—	8,348,570	—	8,348,570
Chemicals	4,152,750	—	—	4,152,750
Media	3,726,368	—	—	3,726,368
Metals & Mining	9,084,250	—	—	9,084,250
Oil, Gas & Consumable Fuels	7,645,716	—	—	7,645,716
Paper & Forest Products	—	364,149	—	364,149
Pharmaceuticals	7,652,228	—	—	7,652,228
Road & Rail	2,450,250	—	—	2,450,250
Software	6,267,600	—	—	6,267,600
Total Common Stocks	40,979,162	8,712,719	—	49,691,881

Municipals	—	4,504,210	—	4,504,210
Preferred Stocks
Commercial Banks	1,959,273	7,016,739	—	8,976,012
Diversified Financial Services	849,400	1,811,540	—	2,660,940
Thrifts & Mortgage Finance	231,710	—	—	231,710
Total Preferred Stocks	3,040,383	8,828,279	—	11,868,662

Warrants
Auto Components	—	511,437	—	511,437
Media	149,048	0	—	149,048
Total Warrants	149,048	511,437	—	660,485

MIST-90

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Funds	$409,269,169	$—	$—	$409,269,169
Repurchase Agreement	—	23,973,000	—	23,973,000
Total Short-Term Investments	409,269,169	23,973,000	—	433,242,169

Total Investments	518,642,424	1,950,309,152	—	2,468,951,576

Futures Contracts**
Futures Contracts Short (Depreciation)	(91,898)	—	—	(91,898)
Total Warrants	$(91,898)	$—	$—	$(91,898)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

MIST-91

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—96.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Rockwell Collins, Inc.	129,800	$8,414,934
United Technologies Corp.	152,283	12,890,756

		21,305,690

Airlines—1.4%
AMR Corp.* (a)	1,267,217	8,186,222
Delta Air Lines, Inc.*	1,646,782	16,138,463
Southwest Airlines Co.	778,500	9,832,455

		34,157,140

Automobiles—1.2%
Ford Motor Co.*	1,966,820	29,325,286

Beverages—1.0%
Coca-Cola Co. (The)	146,187	9,699,508
Diageo plc (ADR)	185,700	14,154,054

		23,853,562

Biotechnology—2.6%
Amgen, Inc.*	639,368	34,174,220
Celgene Corp.*	481,200	27,683,436

		61,857,656

Capital Markets—6.1%
Charles Schwab Corp. (The)	1,165,532	21,014,542
Goldman Sachs Group, Inc. (The)	318,053	50,401,859
Invesco, Ltd.	727,158	18,586,158
Legg Mason, Inc. (a)	230,800	8,329,572
State Street Corp.	1,039,339	46,707,895

		145,040,026

Chemicals—2.5%
Dow Chemical Co. (The)	693,024	26,161,656
LyondellBasell Industries N.V. - Class A*	149,000	5,892,950
Mosaic Co. (The)	334,758	26,362,193

		58,416,799

Commercial Banks—7.0%
KeyCorp	1,941,651	17,241,861
M&T Bank Corp. (a)	224,073	19,823,738
PNC Financial Services Group, Inc.	562,953	35,460,409
SunTrust Banks, Inc.	539,972	15,572,793
Wells Fargo & Co.	2,447,353	77,581,090

		165,679,891

Communications Equipment—0.4%
QUALCOMM, Inc.	156,400	8,575,412

Computers & Peripherals—0.8%
EMC Corp.*	705,200	18,723,060

Construction & Engineering—0.5%
Fluor Corp.	160,827	11,846,517

Diversified Financial Services—5.3%
Bank of America Corp.	882,021	11,757,340

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Citigroup, Inc.*	9,164,804	$40,508,433
JPMorgan Chase & Co.	1,606,668	74,067,395

		126,333,168

Diversified Telecommunication Services—1.7%
AT&T, Inc.	386,318	11,821,331
Verizon Communications, Inc.	703,263	27,103,756

		38,925,087

Electric Utilities—0.8%
NextEra Energy, Inc.	361,200	19,909,344

Electrical Equipment—0.9%
Emerson Electric Co.	354,593	20,718,869

Electronic Equipment, Instruments & Components—1.2%
Corning, Inc.	1,361,400	28,085,682

Energy Equipment & Services—3.5%
Halliburton Co.	553,472	27,585,045
Schlumberger, Ltd.	588,177	54,853,387

		82,438,432

Food & Staples Retailing—0.4%
Kroger Co. (The)	429,275	10,289,722

Food Products—3.7%
Archer-Daniels-Midland Co.	1,209,882	43,567,851
Bunge, Ltd. (a)	621,800	44,974,794

		88,542,645

Health Care Equipment & Supplies—2.2%
Beckman Coulter, Inc.	92,200	7,659,054
Covidien plc	204,979	10,646,609
St. Jude Medical, Inc.	350,993	17,991,901
Zimmer Holdings, Inc.*	241,500	14,617,995

		50,915,559

Health Care Providers & Services—6.9%
CIGNA Corp.	678,924	30,062,755
Express Scripts, Inc.*	548,300	30,490,963
HCA Holdings, Inc.*	437,814	14,828,760
Humana, Inc.*	196,963	13,775,592
McKesson Corp.	155,700	12,308,085
UnitedHealth Group, Inc.	1,384,901	62,597,525

		164,063,680

Hotels, Restaurants & Leisure—1.3%
Carnival Corp.	235,785	9,044,713
Hyatt Hotels Corp. - Class A* (a)	317,057	13,646,133
Marriott International, Inc. - Class A (a)	225,823	8,034,782

		30,725,628

Household Products—0.7%
Colgate-Palmolive Co.	211,000	17,040,360

MIST-92

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—3.2%
Aflac, Inc.	174,234	$9,196,071
Berkshire Hathaway, Inc. - Class B*	543,488	45,451,901
Marsh & McLennan Cos., Inc.	702,600	20,944,506

		75,592,478

Internet & Catalog Retail—1.0%
HSN, Inc.* (a)	727,878	23,313,932

IT Services—1.0%
MasterCard, Inc. - Class A	93,500	23,535,820

Life Sciences Tools & Services—1.5%
Thermo Fisher Scientific, Inc.*	626,324	34,792,298

Machinery—3.2%
Caterpillar, Inc.	282,172	31,419,852
Dover Corp.	98,300	6,462,242
Eaton Corp.	695,508	38,558,964

		76,441,058

Media—5.7%
Comcast Corp. - Class A	2,056,854	50,845,431
Omnicom Group, Inc.	266,817	13,090,042
Time Warner Cable, Inc.	240,026	17,123,455
Time Warner, Inc.	999,400	35,678,580
Walt Disney Co. (The)	420,627	18,124,817

		134,862,325

Metals & Mining—2.4%
Barrick Gold Corp.	529,829	27,503,423
Cliffs Natural Resources, Inc. ( a)	213,632	20,995,753
Freeport-McMoRan Copper & Gold, Inc.	152,000	8,443,600

		56,942,776

Multi-Utilities—0.5%
PG&E Corp.	266,700	11,782,806

Oil, Gas & Consumable Fuels—15.4%
Anadarko Petroleum Corp.	589,277	48,273,572
Apache Corp.	83,300	10,905,636
Chevron Corp.	791,700	85,052,331
CONSOL Energy, Inc.	144,000	7,722,720
Devon Energy Corp.	200,800	18,427,416
El Paso Corp.	1,358,517	24,453,306
Exxon Mobil Corp.	922,980	77,650,307
Hess Corp.	302,699	25,792,982
Imperial Oil, Ltd.	292,297	14,927,608
Range Resources Corp. (a)	248,101	14,503,984
Southwestern Energy Co.*	238,865	10,264,029
Suncor Energy, Inc.	395,015	17,712,473
Valero Energy Corp.	291,500	8,692,530

		364,378,894

Paper & Forest Products—1.5%
International Paper Co.	1,168,475	35,264,576

Pharmaceuticals—2.4%
Teva Pharmaceutical Industries, Ltd. (ADR)	873,196	43,808,243

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Watson Pharmaceuticals, Inc.*	232,600	$13,027,926

		56,836,169

Road & Rail—1.8%
Hertz Global Holdings, Inc.* (a)	2,701,468	42,223,945

Semiconductors & Semiconductor Equipment—1.6%
Intel Corp.	1,149,600	23,187,432
Texas Instruments, Inc.	413,334	14,284,823

		37,472,255

Software—2.1%
Adobe Systems, Inc.*	766,200	25,407,192
Oracle Corp.	748,200	24,967,434

		50,374,626

Total Common Stocks (Cost $1,787,251,453)		2,280,583,173

Short-Term Investments—6.9%
Security Description	Shares/Par Amount	Value

Mutual Funds—2.8%
State Street Navigator Securities Lending Prime Portfolio (b)	66,422,831	66,422,831

Repurchase Agreements—4.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $45,436,287 on 04/01/11 collateralized by $46,000,000 Fannie Mae at 2.000% due 02/18/15 with a value of $46,345,000.	$45,436,275	45,436,275
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $26,290,540 on 04/01/11 collateralized by $26,985,000 Freddie Mac at 1.750% due 11/10/14 with a value of $26,816,344.	26,290,533	26,290,533
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $24,351,884 on 04/01/11 collateralized by $25,000,000 Fannie Mae at 2.625% due 11/20/14 with a value of $24,843,750.	24,351,877	24,351,877
Fixed Income Clearing Corp, Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $53,315 on 04/01/11 collateralized by $55,000 Federal Farm Credit Bank at 1.750% due 03/16/15 with a value of $54,381.	53,315	53,315

Total Short-Term Investments (Cost $162,554,831)		162,554,831

Total Investments—103.2% (Cost $1,949,806,284#)		2,443,138,004
Other assets and liabilities (net)—(3.2)%		(74,938,757)

Net Assets—100.0%		$2,368,199,247

MIST-93

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $1,949,806,284. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $502,705,513 and $9,373,793, respectively, resulting in a net unrealized appreciation of $493,331,720.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $64,500,238 and the collateral received consisted of cash in the amount of $66,422,831. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-94

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,280,583,173	$—	$—	$2,280,583,173

Short-Term Investments
Mutual Funds	66,422,831	—	—	66,422,831
Repurchase Agreements	—	96,132,000	—	96,132,000
Total Short-Term Investments	66,422,831	96,132,000	—	162,554,831

Total Investments	$2,347,006,004	$96,132,000	$—	$2,443,138,004

*	See Schedule of Investments for additional detailed categorization.

MIST-95

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—95.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Rockwell Collins, Inc.	80,300	$5,205,849

Airlines—1.1%
Delta Air Lines, Inc.*	137,200	1,344,560
Southwest Airlines Co.	275,500	3,479,565

		4,824,125

Auto Components—0.7%
Gentex Corp. (a)	34,700	1,049,675
Lear Corp.	42,400	2,072,088

		3,121,763

Capital Markets—4.6%
Affiliated Managers Group, Inc.*	42,700	4,670,099
Invesco, Ltd.	171,800	4,391,208
Lazard, Ltd - Class A	221,200	9,197,496
LPL Investment Holdings, Inc.* (a)	70,300	2,517,443

		20,776,246

Chemicals—4.5%
Air Products & Chemicals, Inc.	35,400	3,192,372
Ashland, Inc.	78,539	4,536,413
Celanese Corp., Series A	28,100	1,246,797
Eastman Chemical Co.	41,200	4,091,984
Huntsman Corp.	139,600	2,426,248
LyondellBasell Industries N.V. - Class A*	87,600	3,464,580
Olin Corp. (a)	71,700	1,643,364

		20,601,758

Commercial & Professional Services—1.0%
Republic Services, Inc.	156,586	4,703,844

Commercial Banks—9.9%
CIT Group, Inc.*	60,900	2,591,295
City National Corp. (a)	110,100	6,281,205
Comerica, Inc. (a)	124,200	4,560,624
Commerce Bancshares, Inc.	84,767	3,427,977
Cullen/Frost Bankers, Inc. (a)	72,000	4,249,440
Hancock Holding Co. (a)	103,900	3,412,076
KeyCorp	485,000	4,306,800
M&T Bank Corp.	46,343	4,099,965
Signature Bank* (a)	71,829	4,051,156
TCF Financial Corp. (a)	327,304	5,191,041
UMB Financial Corp. (a)	41,300	1,542,762
Zions Bancorporation (a)	60,100	1,385,906

		45,100,247

Computers & Peripherals—0.7%
Diebold, Inc.	85,300	3,024,738

Construction & Engineering—0.7%
Jacobs Engineering Group, Inc.*	63,400	3,260,662

Containers & Packaging—2.1%
Ball Corp.	49,844	1,786,907
Greif, Inc. - Class A	69,900	4,572,159

Security Description	Shares	Value

Containers & Packaging—(Continued)

Temple-Inland, Inc.	144,800	$3,388,320

		9,747,386

Diversified Telecommunication Services—1.0%
CenturyLink, Inc.	103,457	4,298,638
Qwest Communications International, Inc.	60,000	409,800

		4,708,438

Electric Utilities—1.0%
Northeast Utilities	65,958	2,282,147
PPL Corp.	94,000	2,378,200

		4,660,347

Electrical Equipment—1.3%
AMETEK, Inc.	52,150	2,287,821
General Cable Corp.* (a)	85,500	3,702,150

		5,989,971

Electronic Equipment, Instruments & Components—0.8%
FLIR Systems, Inc. (a)	20,100	695,661
TE Connectivity, Ltd.	90,700	3,158,174

		3,853,835

Energy Equipment & Services—4.9%
GulfMark Offshore, Inc. - Class A*	24,000	1,068,240
Halliburton Co.	89,429	4,457,141
Helmerich & Payne, Inc.	32,600	2,239,294
Pride International, Inc.*	64,600	2,774,570
Superior Energy Services, Inc.* (a)	91,500	3,751,500
Tidewater, Inc. (a)	38,050	2,277,293
Weatherford International, Ltd.*	248,600	5,618,360

		22,186,398

Food Products—2.0%
Bunge, Ltd.	123,930	8,963,857

Gas Utilities—0.4%
Questar Corp.	91,500	1,596,675

Health Care Equipment & Supplies—3.7%
Beckman Coulter, Inc.	20,700	1,719,549
Cooper Cos., Inc. (The)	29,200	2,027,940
Kinetic Concepts, Inc.* (a)	110,700	6,024,294
St. Jude Medical, Inc.	59,400	3,044,844
Zimmer Holdings, Inc.*	67,000	4,055,510

		16,872,137

Health Care Providers & Services—4.6%
AmerisourceBergen Corp.	38,300	1,515,148
Coventry Health Care, Inc.*	93,100	2,968,959
HCA Holdings, Inc.*	58,500	1,981,395
HEALTHSOUTH Corp.* (a)	117,982	2,947,190
Humana, Inc.*	44,700	3,126,318
McKesson Corp.	57,399	4,537,391
Patterson Cos., Inc.	54,900	1,767,231
Universal Health Services, Inc. - Class B	41,200	2,035,692

		20,879,324

MIST-96

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.2%
Marriott International, Inc. - Class A (a)	23,107	$822,147

Household Durables—1.9%
Fortune Brands, Inc.	79,300	4,907,877
Tupperware Brands Corp.	63,000	3,761,730

		8,669,607

Industrial Conglomerates—0.6%
Tyco International, Ltd.	58,900	2,636,953

Insurance—3.3%
ACE, Ltd.	37,288	2,412,533
Aon Corp.	96,600	5,115,936
Markel Corp.* (a)	3,800	1,574,910
PartnerRe, Ltd.	73,370	5,813,839

		14,917,218

IT Services—3.5%
Fiserv, Inc.*	123,600	7,752,192
VeriFone Systems, Inc.* (a)	50,278	2,762,776
Western Union Co.	257,000	5,337,890

		15,852,858

Machinery—9.0%
Dover Corp.	72,100	4,739,854
Eaton Corp.	90,528	5,018,872
Ingersoll-Rand plc (a)	105,200	5,082,212
Kennametal, Inc. (a)	93,400	3,642,600
Oshkosh Corp.*	93,300	3,300,954
Pall Corp.	75,700	4,361,077
Parker Hannifin Corp.	40,264	3,812,196
Trinity Industries, Inc. (a)	187,200	6,864,624
WABCO Holdings, Inc.*	69,500	4,283,980

		41,106,369

Media—6.3%
Interpublic Group of Cos., Inc. (The)	1,111,300	13,969,041
Meredith Corp. (a)	115,600	3,921,152
Omnicom Group, Inc.	221,000	10,842,260

		28,732,453

Metals & Mining—3.8%
Agnico-Eagle Mines, Ltd.	46,600	3,091,910
IAMGOLD Corp.	231,648	5,100,889
Reliance Steel & Aluminum Co.	104,000	6,009,120
Royal Gold, Inc.	27,500	1,441,000
Worthington Industries, Inc. (a)	80,500	1,684,060

		17,326,979

Multi-Utilities—0.9%
CMS Energy Corp.	216,176	4,245,697

Multiline Retail—0.8%
Macy’s, Inc.	148,900	3,612,314

Oil, Gas & Consumable Fuels—7.5%
Cabot Oil & Gas Corp.	44,400	2,351,868

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
El Paso Corp.	513,000	$9,234,000
EQT Corp.	153,706	7,669,929
Forest Oil Corp.*	7,300	276,159
Murphy Oil Corp.	37,300	2,738,566
QEP Resources, Inc.	170,400	6,908,016
Range Resources Corp. (a)	84,700	4,951,562

		34,130,100

Pharmaceuticals—4.1%
Mylan, Inc.* (a)	399,609	9,059,136
Par Pharmaceutical Cos., Inc.*	54,700	1,700,076
Warner Chilcott plc - Class A (a)	203,900	4,746,792
Watson Pharmaceuticals, Inc.*	59,400	3,326,994

		18,832,998

Real Estate Investment Trusts—0.6%
Alexandria Real Estate Equities, Inc.	35,500	2,767,935

Road & Rail—0.6%
Kansas City Southern*	52,200	2,842,290

Semiconductors & Semiconductor Equipment—1.3%
Analog Devices, Inc.	36,100	1,421,618
Micron Technology, Inc.*	412,800	4,730,688

		6,152,306

Software—1.8%
Adobe Systems, Inc.*	147,289	4,884,103
Intuit, Inc.*	65,600	3,483,360

		8,367,463

Specialty Retail—2.8%
Guess?, Inc.	80,500	3,167,675
PetSmart, Inc.	87,800	3,595,410
Pier 1 Imports, Inc.* (a)	604,627	6,136,964

		12,900,049

Textiles, Apparel & Luxury Goods—0.4%
VF Corp.	16,213	1,597,467

Total Common Stocks (Cost $332,785,133)		435,590,803

Short-Term Investments—15.1%

Mutual Funds—11.3%
State Street Navigator Securities Lending Prime Portfolio (b)	51,405,155	51,405,155

MIST-97

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—3.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $17,268,005 on 04/01/11 collateralized by $17,355,000 Federal Farm Credit Bank at 2.970% due 05/18/15 with a value of $17,615,325.	$17,268,000	$17,268,000

Total Short-Term Investments (Cost $68,673,155)		68,673,155

Total Investments—110.6% (Cost $401,458,288#)		504,263,958
Other assets and liabilities (net)—(10.6)%		(48,128,773)

Net Assets—100.0%		$456,135,185

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $401,458,288. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $103,602,766 and $797,096, respectively, resulting in a net unrealized appreciation of $102,805,670.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $50,167,767 and the collateral received consisted of cash in the amount of $51,405,155. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-98

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$435,590,803	$—	$—	$435,590,803

Short-Term Investments
Mutual Funds	51,405,155	—	—	51,405,155
Repurchase Agreement	—	17,268,000	—	17,268,000
Total Short-Term Investments	51,405,155	17,268,000	—	68,673,155

Total Investments	$486,995,958	$17,268,000	$—	$504,263,958

*	See Schedule of Investments for additional detailed categorizations.

MIST-99

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Senior Floating-Rate Interests (a)—96.9% of Net Assets

Security Description	Principal Amount	Value

Aerospace and Defense—2.2%
Booz Allen Hamilton, Inc., Term Loan 4.000%, due 08/03/17	$325,000	$328,076
DAE Aviation Holdings, Inc., Term Loan 5.310%, due 07/31/14	3,045,012	3,043,109
Delos Aircraft, Inc., Term Loan 7.000%, due 03/17/16	1,075,000	1,083,446
DynCorp International LLC, Term Loan 6.250%, due 07/05/16	1,435,185	1,447,384
Hawker Beechcraft Acquisition Co. LLC Letter of Credit Facility Deposits 2.307%, due 03/26/14	56,550	49,888
Term Loan 2.263%, due 03/26/14	914,498	806,759
IAP Worldwide Services, Inc., First Lien Term Loan
8.250%, due 12/30/12	1,304,202	1,305,017
International Lease Finance Corp., Term Loan 6.750%, due 03/17/15	1,450,000	1,460,616
Transdigm, Inc., Term Loan 4.000%, due 02/14/17	1,421,438	1,434,097
Triumph Group, Inc., Term Loan 4.500%, due 06/16/16	373,125	375,146
Wesco Aircraft Hardware Corp., Term Loan 2.500%, due 09/30/13	1,299,269	1,300,479
Wyle Services Corp., Incremental Term Loan 7.750%, due 03/25/16	547,248	551,010

		13,185,027

Air Transport—0.3%
Delta Air Lines, Inc., Term Loan 2.250%, due 04/30/12	1,979,381	1,968,867

Auto Components—1.5%
Federal-Mogul Corp., Term Loan
2.200%, due 12/29/14	2,308,074	2,255,729
2.190%, due 12/28/15	2,246,136	2,195,196
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan
1.960%, due 04/30/14	4,000,000	3,928,332
Tenneco, Inc., Term Loan 4.807%, due 06/03/16	992,500	999,944

		9,379,201

Automobile—2.0%
Ford Motor Co., Term Loan 3.010%, due 12/16/13	4,009,759	4,011,754
Hertz Corp. (The), Term Loan 3.750%, due 03/09/18	2,600,000	2,605,410
HHI Holdings LLC, Term Loan 7.750%, due 03/21/17	400,000	400,000
KAR Holdings, Inc., Term Loan 3.000%, due 10/18/13	1,220,055	1,218,912
Metaldyne Co. LLC, Term Loan 7.750%, due 10/28/16	572,125	586,428
Pinafore LLC, Term Loan 4.250%, due 09/29/16	3,302,755	3,320,095

		12,142,599

Automotive—0.7%
Allison Transmission, Inc., Term Loan 3.010%, due 08/07/14	4,328,300	4,301,248

Security Description	Principal Amount	Value

Beverage, Food and Tobacco—1.9%
Green Mountain Coffee Roasters, Inc., Term Loan 5.500%, due 12/16/16	$1,695,750	$1,707,056
JRD Holdings, Inc., Term Loan 2.500%, due 07/02/14	2,100,000	2,093,437
Michael Foods Group, Inc., Term Loan 4.250%, due 02/23/18	1,434,236	1,444,275
Pierre Foods, Inc., First Lien Term Loan 7.000%, due 09/30/16	1,268,625	1,276,818
U.S. Foodservice, Inc., Term Loan 2.750%, due 07/03/14	1,496,114	1,453,620
Windsor Quality Food Co., Ltd., Term Loan 5.000%, due 02/16/17	1,215,000	1,214,241
Wm. Bolthouse Farms, Inc., First Lien Term Loan 5.500%, due 02/11/16	2,111,374	2,124,112

		11,313,559

Broadcast Media—0.2%
Block Communications, Inc., Term Loan 2.246%, due 12/22/11	1,114,763	1,103,615

Broadcasting and Entertainment—2.0%
Mediacom Broadband LLC, Term Loan 4.500%, due 10/23/17	1,985,000	1,979,210
Mediacom LLC, Term Loan 4.500%, due 10/23/17	497,494	490,031
NDS Finance, Ltd., Term Loan 3.000%, due 03/12/18	1,000,000	998,438
Univision Communications, Inc. Extended Term Loan 4.496%, due 03/31/17	3,570,711	3,485,267
Term Loan 2.246%, due 09/29/14	1,092,684	1,065,660
UPC Financing Partnership, Term Loan 3.761%, due 12/30/16	728,489	730,539
3.761%, due 12/29/17	3,300,000	3,306,874

		12,056,019

Brokerage/Securites Dealers/Investment Houses—0.6%
Citco III, Ltd., Term Loan 4.457%, due 06/30/14	3,538,199	3,511,663

Buildings and Real Estate—1.0%
Armstrong World Industries, Inc., Term Loan 4.000%, due 03/09/18	925,000	930,781
Beacon Sales Acquisition, Inc., Term Loan 2.290%, due 09/30/13	1,511,162	1,481,883
Brickman Group Holdings, Inc., Term Loan 7.250%, due 10/14/16	723,187	738,405
CB Richard Ellis Services, Inc., Term Loan 1.625%, due 03/05/18	501,429	501,219
1.750%, due 09/04/19	473,571	473,473
CPG International, Inc., Term Loan 6.000%, due 02/18/17	349,125	349,779
RE/MAX International, Inc., Term Loan 5.500%, due 04/15/16	1,846,665	1,851,260

		6,326,800

MIST-100

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Business Equipment and Services—2.1%
Acosta, Inc., Term Loan 4.750%, due 03/01/18	$875,000	$877,916
Activant Solutions, Inc., Term Loan
2.813%, due 05/01/13	185,869	184,243
4.813%, due 02/02/16	1,112,697	1,119,651
Acxiom Corp., Extended Term Loan 3.303%, due 03/15/15	1,063,809	1,058,490
Audatex North America, Inc., Term Loan 2.063%, due 05/16/14	1,432,732	1,421,987
Brand Energy & Infrastructure Services, Inc., Term Loan
2.563%, due 02/07/14	1,871,511	1,824,723
Education Management LLC, Term Loan 2.063%, due 06/03/13	2,465,621	2,411,905
West Corp., Term Loan 2.740%, due 10/24/13	308,117	307,249
4.600%, due 07/15/16	2,642,067	2,650,324
4.620%, due 07/15/16	749,384	752,194

		12,608,682

Cable Television—1.7%
Atlantic Broadband Finance LLC, Term Loan 4.000%, due 03/08/16	851,130	854,641
Charter Communications Operating LLC
Extended Term Loan 3.560%, due 09/06/16	4,466,137	4,484,113
Term Loan 2.250%, due 03/06/14	1,642,084	1,641,282
Insight Midwest Holdings LLC, Term Loan 2.020%, due 04/07/14	2,206,420	2,185,721
MCC Iowa LLC, Term Loan 1.980%, due 01/31/15	1,206,547	1,189,203

		10,354,960

Cargo Transport—0.4%
Swift Transportation Co., Inc., Term Loan 6.000%, due 12/21/16	2,429,137	2,444,015

Casinos & Gaming—0.2%
Isle of Capri Casinos, Inc., Term Loan 0.000%, due 03/24/17 (b)	700,000	704,077
Penn National Gaming, Inc., Term Loan 2.030%, due 10/03/12	500,000	498,610

		1,202,687

Chemicals, Plastics and Rubber—5.6%
Arizona Chemical, Inc., Term Loan 4.750%, due 11/21/16	310,532	312,667
Celanese U.S. Holdings LLC, Extended Term Loan 3.303%, due 10/31/16	1,751,157	1,761,981
Chemtura, Term Loan 5.500%, due 08/27/16	1,200,000	1,210,750
Cristal Inorganic Chemicals U.S., Inc., First Lien Term Loan
2.557%, due 05/15/14	1,474,575	1,456,757
General Chemical Corp., Term Loan 5.000%, due 03/03/17	373,125	375,146
Houghton International, Inc., Term Loan 6.750%, due 01/29/16	1,568,247	1,582,949

Security Description	Principal Amount	Value

Chemicals, Plastics and Rubber—(Continued)
Huntsman International LLC
Extended Term Loan 2.790%, due 04/19/17	$1,370,921	$1,368,366
Term Loan 1.790%, due 04/21/14	509,498	498,924
Ineos U.S. Finance LLC, Term Loan
7.501%, due 12/16/13	2,732,571	2,817,111
8.001%, due 12/16/14	2,829,952	2,917,505
ISP Chemco, Inc., Term Loan 1.780%, due 06/04/14	1,385,604	1,367,418
MacDermid, Inc., Term Loan 2.246%, due 04/12/14	1,840,076	1,818,993
Momentive Performance Materials Inc. (Nautilus), Extended Term Loan
3.750%, due 05/05/15	2,081,207	2,068,720
Momentive Specialty Chemicals, Inc., Extended Term Loan
4.063%, due 05/05/15	3,244,926	3,223,585
Nalco Co., Term Loan 4.500%, due 10/05/17	870,625	879,422
Omnova Solutions, Inc., Term Loan 5.750%, due 05/31/17	1,822,938	1,838,888
Rockwood Specialties Group, Inc., Term Loan 3.750%, due 02/09/18	1,600,000	1,614,501
Solutia, Inc., Term Loan 3.500%, due 08/01/17	1,813,235	1,825,701
Styron S.A.R.L. LLC, Term Loan 6.000%, due 08/02/17	2,294,250	2,310,262
Univar, Inc., Term Loan 5.000%, due 06/30/17	3,092,250	3,108,265

		34,357,911

Commercial Services—0.3%
Allied Security Holdings, LLC, First Lien Term Loan
5.000%, due 02/04/17	400,000	402,750
Language Line, LLC, Term Loan 6.250%, due 06/20/16	1,421,438	1,435,059

		1,837,809

Computer Software & Services—1.2%
SunGard Data Systems, Inc., Term Loan 2.010%, due 02/28/14	3,407,838	3,389,722
3.930%, due 02/26/16	3,907,837	3,923,191

		7,312,913

Containers & Packaging-Metal & Glass—0.3%
BWAY Corp., Term Loan 4.500%, due 02/23/18	2,042,132	2,051,352

Containers & Packaging-Paper—0.8%
Graham Packaging Co. LP, Term Loan 6.000%, due 09/23/16	2,437,750	2,460,604
Graphic Packaging International, Inc., Term Loan 2.300%, due 05/16/14	2,539,497	2,526,271

		4,986,875

Containers & Packaging-Plastics—0.5%
Berry Plastics Corp., Term Loan 2.314%, due 04/03/15	2,080,664	1,998,305
Consolidated Container Co. LLC, Term Loan 2.500%, due 03/28/14	988,405	962,459

		2,960,764

MIST-101

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Containers, Packaging and Glass—0.6%
Pelican Products, Inc., Term Loan 5.000%, due 03/07/17	$498,750	$500,932
Reynolds Group Holdings, Inc., Term Loan 4.250%, due 02/09/18	3,040,000	3,057,647

		3,558,579

Diversified/Conglomerate Manufacturing—2.2%
Affinion Group, Inc., Term Loan 5.000%, due 10/10/16	2,628,374	2,634,945
AMSCAN Holdings, Inc., Term Loan 6.750%, due 12/04/17	995,000	1,002,960
Brock Holdings III, Inc., Term Loan 6.000%, due 03/16/17	875,000	871,719
JMC Steel Group, Inc., Term Loan 4.750%, due 04/03/17	1,525,000	1,528,164
Manitowoc Co., Inc. (The), Term Loan 8.000%, due 11/06/14	925,407	932,926
Mitchell International, Inc., First Lien Term Loan
2.313%, due 03/28/14	2,172,453	2,113,616
N.E.W. Holdings I LLC, Secured Term Loan 6.000%, due 03/23/16	1,871,429	1,870,961
RGIS Holdings LLC Delayed Draw Term Loan 2.807%, due 04/30/14	11,558	11,371
Term Loan 2.807%, due 04/30/14	467,082	459,492
Vangent, Inc., Term Loan 2.320%, due 02/14/13	1,708,251	1,682,627

		13,108,781

Diversified/Conglomerate Services—2.7%
Advantage Sales & Marketing, Inc., Term Loan 5.250%, due 12/18/17	2,219,437	2,232,606
Altegrity, Inc. Incremental Term Loan 7.750%, due 02/21/15	471,438	476,741
Term Loan 3.059%, due 02/21/15	2,771,208	2,753,888
Aquilex Holdings LLC, Term Loan 6.000%, due 04/01/16	881,892	883,729
Compass Minerals Group, Inc. Extended Term Loan 3.010%, due 01/15/16	1,612,473	1,612,473
Term Loan 1.760%, due 12/22/12	344,337	345,198
Darling International, Inc., Term Loan 5.140%, due 12/16/16	533,333	538,333
Getty Images, Inc., Term Loan 5.250%, due 11/07/16	4,228,750	4,271,697
ServiceMaster Co. Delayed Draw Term Loan 2.750%, due 07/24/14	89,866	88,317
Term Loan 2.770%, due 07/24/14	1,401,107	1,376,963
Trans Union LLC, Term Loan 4.750%, due 02/12/18	2,000,000	2,010,250

		16,590,195

Security Description	Principal Amount	Value

Electronics/Electrical—5.3%
Aspect Software, Inc., Term Loan 6.250%, due 04/19/16	$2,483,715	$2,505,448
Dealer Computer Services, Inc., Term Loan 5.250%, due 04/21/17	1,686,813	1,694,615
Edwards (Cayman Islands II), Ltd., Term Loan 5.500%, due 05/31/16	847,875	846,815
Fender Musical Instruments Corp., Term Loan 2.500%, due 06/09/14	1,205,460	1,142,173
Fifth Third Processing Solutions LLC, Term Loan 5.500%, due 11/03/16	573,563	579,298
Freescale Semiconductor, Inc., Extended Term Loan 4.511%, due 12/01/16	2,374,004	2,364,166
InfoGroup, Inc., Term Loan 6.250%, due 07/01/16	471,438	476,152
Infor Enterprise Solutions Holdings, Inc.
Extended Dollar Term Loan 5.000%, due 07/28/15	2,415,923	2,331,366
Extended Term Loan 6.000%, due 07/28/15	1,412,822	1,398,253
Microsemi Corp., Term Loan 4.000%, due 11/02/17	1,500,000	1,508,749
Network Solutions LLC, Term Loan 2.500%, due 03/07/14	904,091	896,181
Nxp B.V., Term Loan 0.000%, due 03/07/17 (b)	2,000,000	2,023,750
Protection One Alarm Monitoring, Inc., Term Loan
6.000%, due 05/16/16	1,026,878	1,033,724
Sabre, Inc., Term Loan 2.270%, due 09/30/14	3,956,561	3,735,105
Sensata Technologies Finance Co. LLC, Term Loan
2.054%, due 04/26/13	2,875,031	2,855,625
Serena Software, Inc., Extended Term Loan 4.310%, due 03/10/16	1,700,000	1,692,562
Shield Finance Co. S.A.R.L., Term Loan 7.752%, due 06/15/16	537,625	543,673
SkillSoft Corp., Term Loan 6.500%, due 05/26/17	496,250	503,384
Softlayer Technologies, Inc., Term Loan 7.250%, due 11/05/16	423,916	428,509
Spansion LLC, Term Loan 6.250%, due 01/08/15	558,028	562,911
VeriFone, Inc., Term Loan 3.000%, due 10/31/13	2,508,184	2,476,831
Vertafore, Inc., Term Loan 5.250%, due 07/29/16	573,563	574,996

		32,174,286

Entertainment—0.7%
Six Flags Theme Parks, Inc., Term Loan 5.250%, due 06/30/16	2,385,065	2,408,319
Universal City Development Partners, Ltd., Term Loan
5.500%, due 11/06/14	1,784,461	1,801,935

		4,210,254

Finance—1.8%
Asset Acceptance Capital Corp., Term Loan 3.810%, due 06/05/13	3,386,303	3,332,688

MIST-102

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Finance—(Continued)
Fidelity National Information Solutions, Inc., Term Loan 5.250%, due 07/18/16	$1,517,375	$1,528,282
First Data Corp., Term Loan 3.002%, due 09/24/14	2,413,830	2,316,228
Grosvenor Capital Management Holdings LLLP, Extended Term Loan 4.313%, due 12/05/16	1,527,836	1,508,738
Harbourvest Partners LLC, Term Loan 6.250%, due 12/14/16	818,391	824,529
Interactive Data Corp., Term Loan 4.750%, due 02/12/18	1,570,375	1,579,343

		11,089,808

Financial Intermediaries—1.9%
iPayment, Inc., Term Loan 2.270%, due 05/10/13	1,330,660	1,309,037
LPL Holdings, Inc. Extended Term Loan 4.250%, due 06/25/15	1,823,967	1,835,366
Term Loan 2.040%, due 06/28/13	579,457	580,906
5.250%, due 06/28/17	1,321,883	1,335,102
MSCI, Inc., Term Loan 3.750%, due 03/14/17	1,847,354	1,859,188
Nuveen Investments, Inc. Extended Term Loan 5.806%, due 05/12/17	1,023,796	1,026,512
First Lien Term Loan 3.306%, due 11/13/14	876,204	843,529
SS&C Technologies, Inc., Term Loan 2.300%, due 11/23/12	2,690,748	2,677,294

		11,466,934

Food Service—1.6%
Aramark Corp. Extended Letter of Credit 3.494%, due 07/26/16	154,267	154,518
Extended Term Loan 3.557%, due 07/26/16	2,345,733	2,349,545
Synthetic Letter of Credit 2.119%, due 01/27/14	160,084	158,983
Term Loan 2.182%, due 01/27/14	1,987,191	1,973,517
Cracker Barrel Old Country Store, Inc., Term Loan
2.820%, due 04/27/16	1,208,288	1,209,421
Dave & Buster’s, Inc., Term Loan 6.000%, due 06/01/16	496,250	499,661
OSI Restaurant Partners LLC Revolving Term Loan 3.540%, due 06/14/13	323,216	314,395
Term Loan 2.563%, due 06/14/14	3,398,386	3,305,637

		9,965,677

Food, Beverages & Tobacco—2.5%
American Seafoods Group LLC, Term Loan 4.250%, due 03/08/18	435,029	435,301

Security Description	Principal Amount	Value

Food, Beverages & Tobacco—(Continued)
Dean Foods Co. Extended Term Loan 3.500%, due 04/02/14	$493,590	$489,024
Term Loan 1.810%, due 04/02/14	2,674,729	2,603,849
Del Monte Foods Co., Term Loan 4.500%, due 03/08/18	6,550,000	6,562,792
Dole Food Co., Inc., Term Loan 5.040%, due 03/02/17	1,735,703	1,746,952
Earthbound Holdings III LLC, Term Loan 6.250%, due 12/21/16	473,812	481,512
Pinnacle Foods Holdings Corp., Term Loan 2.761%, due 04/02/14	2,500,000	2,494,270
6.000%, due 04/02/14	499,472	504,092

		15,317,792

Food/Drug Retailers—0.4%
Roundy’s Supermarkets, Inc., Extended Term Loan 7.000%, due 11/03/13	2,474,160	2,484,599

Forest Products—0.6%
Georgia-Pacific Corp., Term Loan
2.307%, due 12/20/12	1,521,534	1,522,740
2.310%, due 12/21/12	2,173,382	2,175,106

		3,697,846

Health Care—1.9%
1-800 Contacts, Inc., Term Loan 7.700%, due 03/04/15	904,657	910,311
Carestream Health, Inc., Term Loan 5.000%, due 02/25/17	1,050,000	1,029,164
Health Management Associates, Inc., Term Loan 2.057%, due 02/28/14	5,934,054	5,859,511
Kindred Healthcare, Inc., Term Loan 0.000%, due 04/09/18 (b)	1,400,000	1,396,063
Quintiles Transnational Corp., Term Loan 2.310%, due 03/29/13	2,243,693	2,236,681

		11,431,730

Health Care-Equipment & Supplies—0.2%
Hanger Orthopedic Group, Inc., Term Loan 4.000%, due 12/01/16	997,500	1,002,695
Mylan Laboratories, Inc., Term Loan 3.563%, due 10/02/14	509,422	511,931

		1,514,626

Health Care-Providers & Services—2.2%
Community Health Systems, Inc. Delayed Draw Term Loan 2.561%, due 07/25/14	362,800	359,370
Extended Term Loan 3.811%, due 01/25/17	2,192,524	2,191,018
Term Loan 2.561%, due 07/25/14	4,724,512	4,679,837
DaVita, Inc., Term Loan 4.500%, due 10/20/16	1,870,313	1,881,327

MIST-103

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Health Care-Providers & Services—(Continued)
Medassets, Inc., Term Loan 5.250%, due 11/16/16	$1,498,500	$1,510,364
Vanguard Health Holding Co. II LLC, Term Loan 5.000%, due 01/29/16	2,729,427	2,740,775

		13,362,691

Healthcare, Education and Childcare—10.4%
Alere, Inc., First Lien Term Loan 2.254%, due 06/26/14	2,771,208	2,740,032
Alliance Healthcare Services, Inc., Term Loan 5.500%, due 06/01/16	2,442,825	2,451,986
Ardent Medical Services, Inc., First Lien Term Loan 6.500%, due 09/15/15	994,975	1,001,608
Ascend Learning, Term Loan 7.750%, due 12/06/16	1,221,937	1,221,938
Aveta Holdings, LLC, Term Loan 8.500%, due 04/14/15	959,502	967,098
Axcan Pharma, Inc., Term Loan 5.500%, due 02/10/17	1,296,750	1,295,737
Biomet, Inc., Term Loan 3.290%, due 03/25/15	4,948,718	4,947,342
Catalent Pharma Solutions, Dollar Term Loan 2.496%, due 04/10/14	2,276,350	2,211,854
CDRL MS, Inc., Term Loan 0.000%, due 09/29/16 (b)	750,000	756,875
Convatec, Inc., Term Loan 5.750%, due 12/22/16	947,625	951,469
CRC Health Corp., Extended Term Loan 4.807%, due 11/16/15	2,138,723	2,109,316
DJO Finance LLC, Term Loan 3.246%, due 05/20/14	3,063,198	3,049,159
Emdeon Business Services LLC
First Lien Term Loan 2.250%, due 11/18/13	1,780,145	1,776,807
Incremental Term Loan 4.500%, due 11/18/13	995,000	1,000,597
Fresenius U.S. Finance I, Inc., Term Loan 3.500%, due 09/10/14	987,842	990,669
Grifols, Inc., Term Loan 0.000%, due 11/23/16 (b)	1,325,000	1,336,313
HCA Holdings, Inc.
Extended Term Loan 3.557%, due 03/31/17	4,500,000	4,496,562
Term Loan 2.557%, due 11/18/13	1,781,543	1,775,837
Ikaria Acquisition, Inc., First Lien Term Loan 7.000%, due 05/16/16	447,500	435,753
IMS Health, Inc., Term Loan 4.500%, due 08/25/17	2,552,446	2,566,538
inVentiv Health, Inc. Delayed Draw Term Loan 1.625%, due 08/04/16	500,000	501,875
Term Loan 4.750%, due 08/04/16 - 08/14/16	722,000	725,003
Laureate Education, Inc. Delayed Draw Term Loan 3.554%, due 08/17/14	111,465	110,594

Security Description	Principal Amount	Value

Healthcare, Education and Childcare—(Continued)
Term Loan 3.554%, due 08/17/14	$885,961	$879,040
7.000%, due 08/31/14	985,000	990,336
MPT Operating Partnership LP, Term Loan 5.000%, due 05/17/16	664,417	667,739
Multiplan, Inc., Term Loan 4.750%, due 08/26/17	2,014,423	2,024,243
Prime Healthcare Services, Inc., Term Loan 7.250%, due 04/22/15	1,992,456	1,957,588
Radnet Management, Inc., Term Loan 5.750%, due 04/01/16	990,000	991,238
Rehabcare Group, Inc., Term Loan 6.000%, due 11/24/15	1,149,167	1,155,990
Renal Advantage Holdings, Inc., Term Loan 5.750%, due 12/16/16	473,812	479,143
Res-Care, Inc., Term Loan 7.250%, due 12/22/16	550,000	552,750
Select Medical Corp., Extended Term Loan 4.060%, due 08/22/14	2,680,017	2,688,907
Sunquest Information Systems, Inc., Term Loan 6.250%, due 12/16/16	1,500,000	1,508,438
TZ Merger Sub, Inc., Term Loan 6.750%, due 08/04/15 (b)	2,138,258	2,147,168
Universal Health Services, Inc., Term Loan 4.000%, due 11/15/16	1,218,172	1,224,453
VWR Funding, Inc., Term Loan 2.746%, due 06/30/14	3,900,000	3,835,408
Warner Chilcott Co. LLC, Term Loan 4.250%, due 03/14/18	605,714	609,247
Warner Chilcott Corp., Term Loan 4.250%, due 03/14/18	1,211,429	1,218,495
WC Luxco S. A. R. L., Term Loan 4.250%, due 03/14/18	832,857	837,715

		63,188,860

Home and Office Furnishings, Housewares, and Durable Consumer Products—0.4%
National Bedding Co. LLC, Extended First Lien Term Loan
3.820%, due 11/28/13	2,181,212	2,178,485

Hotel, Motel, Inns and Gaming—1.2%
Caesars Entertainment Operating Co., Term Loan 3.303%, due 01/28/15	4,000,000	3,711,876
Las Vegas Sands LLC
Extended Delayed Draw Term Loan 3.000%, due 11/23/16	584,356	570,722
Extended Term Loan 3.000%, due 11/23/16	1,234,418	1,205,255
VML U.S. Finance LLC, Term Loan 4.790%, due 05/27/13	1,834,375	1,834,756

		7,322,609

Household Products—0.6%
Goodman Global Holdings, Inc., First Lien Term Loan 5.750%, due 10/28/16	1,119,375	1,127,680
Spectrum Brands, Inc., Term Loan 5.010%, due 06/17/16	2,294,250	2,317,807

		3,445,487

MIST-104

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Industrial Equipment—0.2%
Veyance Technologies, Inc. Delayed Draw Term Loan 2.750%, due 07/31/14	$124,960	$115,926
Term Loan 2.750%, due 07/31/14	872,457	809,386

		925,312

Insurance—2.9%
Alliant Holdings I, Inc., Term Loan 3.307%, due 08/21/14	2,093,030	2,064,905
AmWINS Group, Inc., First Lien Term Loan 0.000%, due 06/08/13 (b)	1,000,000	993,125
Applied Systems, Inc., First Lien Term Loan 5.500%, due 12/08/16	922,687	928,454
Asurion Corp. Incremental Term Loan 6.750%, due 03/31/15	847,875	860,139
Term Loan 3.270%, due 07/03/14	4,157,789	4,135,516
CCC Information Services, Inc., Term Loan 5.500%, due 11/11/15	950,000	956,235
CNO Financial Group, Inc., Term Loan 7.500%, due 09/30/16	1,690,000	1,706,900
Hub International Holdings, Inc. Delayed Draw Term Loan 2.807%, due 06/13/14	182,583	181,167
Term Loan 2.807%, due 06/13/14	2,197,857	2,180,812
Sedgwick CMS Holdings, Inc., Term Loan 5.000%, due 12/30/16	998,461	1,000,946
USI Holdings Corp., Term Loan 2.750%, due 05/05/14	2,455,888	2,373,002

		17,381,201

Leisure—0.9%
AMC Entertainment, Inc., Extended Term Loan 3.496%, due 12/16/16	3,958,225	3,966,264
Orbitz Worldwide, Inc., Term Loan 3.280%, due 07/25/14	1,919,483	1,811,512

		5,777,776

Leisure Equipment & Products—1.4%
Bombardier Recreational Products, Inc., Term Loan 2.810%, due 06/28/13	2,284,810	2,257,963
Travelport LLC Extended Delayed Draw Term Loan 4.963%, due 08/21/15	2,974,267	2,945,919
Extended Term Loan 4.963%, due 08/21/15	1,692,646	1,676,514
Yankee Candle Co., Inc. (The), Term Loan 2.250%, due 02/06/14	1,668,906	1,665,545

		8,545,941

Leisure, Amusement, Entertainment—0.3%
Clubcorp Operations, Inc., Term Loan 6.000%, due 11/09/16	399,000	402,741

Security Description	Principal Amount	Value

Leisure, Amusement, Entertainment—(Continued)
Miramax Film NY LLC, First Lien Term Loan 7.750%, due 05/20/16	$615,000	$624,225
Sea World Parks & Entertainment, Inc., Term Loan 2.996%, due 02/17/16	508,499	507,227
4.000%, due 08/17/17	483,852	487,481

		2,021,674

Leisure, Amusement, Motion Pictures, Entertainment—0.9%
Carmike Cinemas, Inc., Term Loan 5.500%, due 01/27/16	1,868,605	1,881,840
Cedar Fair LP, Term Loan 4.000%, due 12/15/17	1,964,544	1,976,634
Zuffa LLC, Term Loan 2.313%, due 06/19/15	1,682,519	1,655,179

		5,513,653

Lodging and Casinos—0.2%
LodgeNet Entertainment Corp., Term Loan 6.500%, due 04/04/14	1,129,758	1,085,979

Machinery (Non-Agriculture, Non-Construct, Non-Electronic)—0.4%
Rexnord Corp., Term Loan 2.500%, due 07/19/13	2,725,106	2,709,211

Manufacturing—2.6%
Diversey Holdings, Inc., Term Loan 4.000%, due 11/24/15	2,176,196	2,185,717
Harbor Freight Tools USA, Inc., First Lien Term Loan 6.500%, due 12/22/17	2,194,500	2,218,846
Polypore, Inc., Incremental Term Loan 2.250%, due 07/03/14	1,978,957	1,955,456
Sensus Metering Systems, Inc., Term Loan 7.000%, due 06/03/13	3,100,535	3,116,037
TriMas Corp., Extended Term Loan 6.015%, due 12/15/15	2,848,051	2,869,412
Walter Energy, Inc., Term Loan 0.000%, due 03/05/18 (b)	3,725,000	3,753,869

		16,099,337

Media—0.6%
National CineMedia LLC, Term Loan 1.810%, due 02/13/15	3,400,000	3,358,109

Metals & Mining—0.3%
Novelis, Inc., Term Loan 4.000%, due 03/10/17	1,845,375	1,852,459

Mining, Steel, Iron and Non-Precious Metals—0.7%
Fairmount Minerals, Ltd., Term Loan 5.250%, due 03/01/17	2,225,000	2,230,215
Noranda Aluminum Acquisition Corp., Term Loan 1.996%, due 05/18/14	428,116	424,548
Oxbow Carbon and Mineral Holdings LLC, Extended Term Loan
3.800%, due 05/08/16	1,798,015	1,809,816

		4,464,579

MIST-105

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Oil and Gas—1.1%
Big West Oil LLC, Term Loan 5.754%, due 03/31/16	$1,345,614	$1,364,957
CITGO Petroleum Corp., Term Loan
8.000%, due 06/24/15	136,875	142,761
9.000%, due 06/23/17	1,588,000	1,665,131
MEG Energy Corp., Term Loan 0.000%, due 03/16/18 (b)	925,000	931,706
Obsidian Natural Gas Trust, Term Loan 7.000%, due 11/02/15	2,037,082	2,082,916
Sheridan Production Partners I LLC, Term Loan 6.500%, due 04/20/17	599,325	603,982

		6,791,453

Other Broadcasting and Entertainment—0.3%
Mediacom Illinois LLC, Term Loan 5.500%, due 03/31/17	1,970,000	1,972,053

Personal Non-Durable Consumer Prod.—0.7%
Bausch and Lomb, Inc. Delayed Draw Term Loan 3.496%, due 04/24/15	894,171	894,171
Term Loan 3.540%, due 04/24/15	1,786,154	1,786,154
Jarden Corp., Term Loan 3.553%, due 01/26/15	1,482,024	1,488,767

		4,169,092

Personal Products—0.1%
Prestige Brands, Inc., Term Loan 4.750%, due 03/24/16	512,909	518,466

Personal, Food and Miscellaneous Services—1.0%
Dineequity, Inc., Term Loan 4.250%, due 10/19/17	2,112,871	2,130,038
Dunkin’ Brands, Inc., Term Loan 4.250%, due 11/23/17	1,920,188	1,932,018
QCE LLC, First Lien Term Loan 5.000%, due 05/05/13	988,896	916,707
Sagittarius Restaurants LLC, Term Loan 7.520%, due 05/18/15	315,234	310,309
Wendy’s/Arby’s Restaurants LLC, Term Loan 5.000%, due 05/24/17	518,582	522,468

		5,811,540

Publishing & Printing—1.1%
Cengage Learning Acquisitions, Inc., Term Loan 2.500%, due 07/03/14	1,984,589	1,905,989
IWCO Direct, Inc. Delayed Draw Term Loan 3.629%, due 08/05/14	115,341	98,905
Term Loan 3.629%, due 08/07/14	1,109,361	951,277
Merrill Communications LLC, Term Loan 7.500%, due 12/24/12	1,593,936	1,593,936
Valassis Communications, Inc., Term Loan 2.560%, due 03/02/14	1,390,979	1,387,068
Visant Holding Corp., Term Loan 5.250%, due 12/31/16	997,500	997,874

		6,935,049

Security Description	Principal Amount	Value

Radio and TV Broadcasting—2.1%
BBHI Acquisition LLC, Term Loan 4.500%, due 12/14/17	$1,321,688	$1,332,014
Citadel Broadcasting Corp., Term Loan 4.250%, due 12/30/16	990,000	991,975
Foxco Acquisition Subordinated, LLC, Term Loan 4.750%, due 07/14/15	1,989,911	1,993,642
Live Nation Entertainment, Inc., Term Loan 4.500%, due 11/07/16	2,457,731	2,468,484
Nielsen Finance LLC, Term Loan 2.259%, due 08/09/13	2,440,224	2,429,547
3.759%, due 05/02/16	997,487	997,384
4.009%, due 05/02/16	2,474,984	2,481,946

		12,694,992

Restaurants—0.8%
Burger King Corp., Term Loan 4.500%, due 10/19/16	4,239,375	4,238,981
Denny’s, Inc., Term Loan 5.250%, due 02/24/17	437,000	440,277

		4,679,258

Retail Store—2.2%
Dollar General Corp., Term Loan 3.000%, due 07/07/14	3,000,000	3,002,556
J Crew Operating Corp., Term Loan 4.750%, due 03/07/18	1,725,000	1,721,452
Nbty, Inc., Term Loan 4.250%, due 10/02/17	3,790,500	3,803,532
Neiman Marcus Group, Inc. (The), Extended Term Loan
4.310%, due 04/06/16	3,384,073	3,387,599
Phillips-Van Heusen Corp., Term Loan 3.500%, due 05/06/16	349,732	353,555
Pilot Travel Centers LLC, Term Loan 4.250%, due 03/30/18	1,375,000	1,381,875

		13,650,569

Retail-Food & Drug—2.0%
General Nutrition Centers, Inc., Term Loan 4.250%, due 03/02/18	4,035,407	4,041,056
Pantry, Inc. (The), Term Loan 2.000%, due 05/15/14	1,933,904	1,906,506
Rite Aid Corp., Term Loan 2.010%, due 06/04/14	4,988,543	4,850,980
4.500%, due 02/28/18	1,506,470	1,493,917

		12,292,459

Retail-Multiline—0.2%
Rent-A-Center, Inc., Extended Term Loan 3.310%, due 03/31/15	1,301,874	1,305,129

Retail-Specialty—0.6%
FTD, Inc., Term Loan 6.750%, due 08/26/14	1,378,562	1,387,178
Jo-Ann Stores, Inc., Term Loan 4.750%, due 03/22/18	1,375,000	1,365,890
Savers, Inc., Term Loan 4.250%, due 03/03/17	900,000	906,750

		3,659,818

MIST-106

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Retailers(other than food/drug)—1.1%
Michaels Stores, Inc., Term Loan 2.580%, due 10/31/13	$2,814,411	$2,791,738
Pep Boys-Manny, Moe & Jack (The), Term Loan
2.310%, due 10/28/13	1,452,171	1,450,356
Petco Animal Supplies, Inc., Term Loan 4.500%, due 11/24/17	2,277,000	2,286,140

		6,528,234

Road & Rail—0.3%
Kansas City Southern Railway Co. (The), Term Loan
2.040%, due 04/26/13	1,880,260	1,880,260

Surface Transport—0.4%
Brenntag Holding GmbH and Co., Term Loan
3.770%, due 01/20/14	2,400,000	2,407,500

Telecommunications—4.8%
Alaska Communications Systems Holdings, Inc., Term Loan
5.500%, due 10/21/16	1,122,188	1,124,707
Cellular South, Inc., Term Loan 2.060%, due 05/29/14	1,082,813	1,078,752
Cequel Communications LLC, Term Loan 2.260%, due 11/05/13	3,481,865	3,465,271
ClientLogic Corp., Term Loan 5.803%, due 01/30/14	2,394,165	2,388,180
CommScope, Inc., Term Loan 5.000%, due 01/14/18	2,275,000	2,293,484
CSC Holdings, Inc., Extended Term Loan 2.059%, due 03/29/16	2,277,000	2,280,196
Intelsat Jackson Holdings S.A., Term Loan 5.250%, due 04/02/18	6,800,000	6,853,638
MetroPCS Wireless, Inc. Extended Term Loan 4.110%, due 11/04/16	2,194,568	2,202,209
Term Loan 4.060%, due 03/15/18	1,521,187	1,526,179
Syniverse Technologies, Inc., Term Loan 5.250%, due 12/21/17	1,471,313	1,484,647
Telesat Canada, Term Loan 3.250%, due 10/31/14	4,069,514	4,066,124
TowerCo Finance LLC, Term Loan 5.250%, due 02/02/17	475,000	477,969

		29,241,356

Telecommunications-Wireline—0.3%
NTELOS, Inc., Term Loan 4.000%, due 08/07/15	1,970,019	1,976,175

Theaters—0.9%
Cinemark USA, Inc., Extended Term Loan 3.530%, due 04/29/16	2,870,927	2,889,126
Regal Cinemas, Inc., Term Loan 3.557%, due 08/23/17	2,568,563	2,576,045

		5,465,171

Security Description	Principal Amount	Value

Utilities—2.8%
BRSP LLC, Term Loan 7.500%, due 06/04/14	$1,000,000	$1,007,500
Calpine Corp., Term Loan 4.500%, due 04/02/18	3,100,000	3,117,868
Covanta Energy Corp. Synthetic Letter of Credit 0.203%, due 02/10/14	421,218	418,322
Term Loan 1.813%, due 02/10/14	821,376	815,729
Dynegy Holdings, Inc. Synthetic Letter of Credit 4.000%, due 04/02/13	4,351,877	4,326,380
Term Loan 4.000%, due 04/02/13	327,503	325,584
Equipower Resources Holdings LLC, Term Loan 5.750%, due 01/26/18	375,000	379,688
NRG Energy, Inc. Extended Letter of Credit 3.557%, due 08/31/15	1,480,068	1,487,865
Extended Term Loan 3.500%, due 08/31/15	839,296	844,607
Synthetic Letter of Credit 2.057%, due 02/01/13	567	564
Term Loan 2.057%, due 02/01/13	126,519	125,985
Texas Competitive Electric Holdings Co. LLC, Term Loan
3.759%, due 10/10/14	1,484,615	1,253,174
3.760%, due 10/10/14	1,583,590	1,334,504
3.783%, due 10/10/14	2,276,410	1,921,534

		17,359,304

Total Senior Floating-Rate Interests (Cost $584,506,529)		590,588,914

Short-Term Investment—6.2%

Security Description	Principal Amount	Value

Repurchase Agreement—6.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $37,757,010 on 04/01/11 collateralized by $38,275,000 Fannie Mae at 2.000% due 07/14/14 with a value of $38,514,219. (Cost — $37,757,000)	$37,757,000	37,757,000

Total Investments—103.1% (Cost $622,263,529#)		628,345,914
Other assets and liabilities (net)—(3.1)%		(18,803,267)

Net Assets—100.0%		$609,542,647

#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $622,263,529. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $6,591,894 and $509,509, respectively, resulting in a net unrealized appreciation of $6,082,385.

MIST-107

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

(a)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	This Senior Loan will settle after March 31, 2011, at which time the interest rate will be determined.

Credit Composition as of March 31, 2011 (Unaudited)

Portfolio Composition by Credit Quality	% of Fixed Income Market Value
BBB	4.3
BB	54.6
B	38.6
CCC	0.9
CC	0.2
Not Rated	1.4

MIST-108

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Senior Floating-Rate Interests*	$—	$590,588,914	$—	$590,588,914

Total Short-Term Investment	—	37,757,000	—	37,757,000

Total Investments	$—	$628,345,914	$—	$628,345,914

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Accrued Premium / Discount	Realized Gain (Loss)	Change in Unrealized Depreciation	Sales	Balance as of March 31, 2011	Change in Unrealized Depreciation for Investments still held at March 31, 2011
Senior Floating-Rate Interest
Broadcast Media	$4,125,716	$832	$82,351	$(75,950)	$(4,132,949)	$—	$—
Radio and TV Broadcasting	2,225,237	345	28,413	(15,702)	(2,238,293)	—	—

Total	$6,350,953	$1,177	$110,764	$(91,652)	$(6,371,242)	$—	$—

MIST-109

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—43.6% of Net Assets

Security Description	Par Amount	Value

Airlines—0.4%
American Airlines, Inc. 7.500%, due 03/15/16 (144A) (a) (b)	$1,700,000	$1,691,500

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The) 8.250%, due 08/15/20 (a)	600,000	645,000

Chemicals—0.7%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	900,000	956,250
Ineos Group Holdings plc 7.875%, due 02/15/16 (144A) (b) (h)	158,000	220,185
Kerling plc 10.625%, due 02/01/17 (144A) (b) (h)	1,100,000	1,708,462

		2,884,897

Commercial & Professional Services—1.2%
Hertz Corp. 8.875%, due 01/01/14	1,048,000	1,079,440
Quintiles Transnational Corp. 9.500%, due 12/30/14 (144A) (b) (c)	2,700,000	2,767,500
United Rentals North America, Inc. 8.375%, due 09/15/20	900,000	945,000

		4,791,940

Commercial Banks—3.9%
CIT Group, Inc. 7.000%, due 05/01/14 - 05/01/16 (a)	9,800,000	9,857,750
7.000%, due 05/01/15 - 05/01/17	5,150,000	5,187,313

		15,045,063

Communications Equipment—0.1%
CommScope, Inc. 8.250%, due 01/15/19 (144A) (b)	300,000	315,000

Computers & Peripherals—0.8%
CDW Escrow Corp. 8.500%, due 04/01/19 (144A) (b)	2,000,000	2,000,000
SunGard Data Systems, Inc. 7.625%, due 11/15/20 (144A) (a) (b)	1,000,000	1,032,500

		3,032,500

Construction & Engineering—0.3%
Abengoa Finance SAU 8.875%, due 11/01/17 (144A) (b)	1,200,000	1,187,484

Consumer Finance—1.4%
Ally Financial, Inc. 8.000%, due 03/15/20	1,000,000	1,087,500
Ford Motor Credit Co. LLC 8.000%, due 06/01/14	2,000,000	2,225,924
7.000%, due 04/15/15	1,000,000	1,083,378
12.000%, due 05/15/15	800,000	1,007,770

		5,404,572

Security Description	Par Amount	Value

Containers & Packaging—0.1%
Berry Plastics Corp. 9.750%, due 01/15/21 (144A) (b)	$250,000	$248,750

Diversified Financial Services—2.2%
CDW LLC/CDW Finance Corp. 11.000%, due 10/12/15 (a)	1,000,000	1,090,000
12.535%, due 10/12/17	500,000	538,750
International Lease Finance Corp. 8.875%, due 09/15/15 (144A) (b)	400,000	441,000
7.125%, due 09/01/18 (144A) (b)	1,200,000	1,295,400
Petroplus Finance, Ltd. 6.750%, due 05/01/14 (144A) (b)	800,000	788,000
7.000%, due 05/01/17 (144A) (b)	1,070,000	1,021,850
9.375%, due 09/15/19 (144A) (a) (b)	1,340,000	1,363,450
Pinafore LLC 9.000%, due 10/01/18 (144A) (b)	500,000	542,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
8.250%, due 02/15/21 (144A) (b)	300,000	299,250
UPCB Finance III, Ltd. 6.625%, due 07/01/20 (144A) (a) (b)	1,000,000	985,000

		8,365,200

Diversified Telecommunication Services—0.4%
Frontier Communications Corp. 8.250%, due 04/15/17	300,000	325,500
8.500%, due 04/15/20	400,000	435,500
Virgin Media Secured Finance plc 7.000%, due 01/15/18 (h)	500,000	868,625

		1,629,625

Electric Utilities—2.6%
Calpine Construction Finance Co. LP/CCFC Finance Corp.
8.000%, due 06/01/16 (144A) (b)	500,000	547,500
Public Service Co. of New Mexico 7.950%, due 05/15/18	300,000	337,512
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
3.906%, due 10/10/14	2,969,849	2,506,954
10.250%, due 11/01/15	9,500,000	5,605,000
10.500%, due 11/01/16 (a) (c)	56,250	32,906
15.000%, due 04/01/21 (144A) (a) (b)	1,255,000	1,041,650

		10,071,522

Electronic Equipment, Instruments & Components—0.1%
NXP B.V./NXP Funding LLC 9.750%, due 08/01/18 (144A) (b)	500,000	562,500

Energy Equipment & Services—0.2%
SESI LLC 6.875%, due 06/01/14	790,000	809,750

Food & Staples Retailing—0.3%
SUPERVALU, Inc. 8.000%, due 05/01/16 (a)	1,000,000	1,005,000

MIST-110

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Food Products—0.4%
Dean Foods Co. 9.750%, due 12/15/18 (144A) (a) (b)	$1,000,000	$1,031,250
JBS USA LLC/JBS USA Finance, Inc. 11.625%, due 05/01/14	560,000	652,400

		1,683,650

Health Care Equipment & Supplies—0.1%
Giant Funding Corp. 8.250%, due 02/01/18 (144A) (b)	400,000	412,000

Health Care Providers & Services—4.4%
Community Health Systems, Inc. 8.875%, due 07/15/15	700,000	740,250
HCA Holdings, Inc. 6.375%, due 01/15/15	750,000	768,750
9.250%, due 11/15/16	2,500,000	2,703,125
8.500%, due 04/15/19	2,100,000	2,341,500
7.875%, due 02/15/20	1,400,000	1,529,500
7.750%, due 05/15/21 (144A) (a) (b)	1,000,000	1,047,500
Tenet Healthcare Corp. 9.250%, due 02/01/15 (a)	3,900,000	4,314,375
8.000%, due 08/01/20 (144A) (b)	1,400,000	1,466,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.000%, due 02/01/18	1,200,000	1,234,500
7.750%, due 02/01/19 (144A) (b)	500,000	508,750
Vanguard Health Systems, Inc. 8.018%, due 02/01/16 (144A) (b) (d)	500,000	320,000

		16,974,750

Hotels, Restaurants & Leisure—1.8%
Caesars Entertainment Operating Co., Inc. 11.250%, due 06/01/17	1,000,000	1,141,250
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, due 01/15/16 (144A) (a) (b)	400,000	413,000
10.750%, due 01/15/17 (144A) (a) (b) (c)	1,200,000	1,240,500
CKE Restaurants, Inc. 11.375%, due 07/15/18 (a)	450,000	498,375
ClubCorp Club Operations, Inc. 10.000%, due 12/01/18 (144A) (b)	1,500,000	1,507,500
Host Hotels & Resorts LP 9.000%, due 05/15/17 (a)	300,000	338,250
MGM Resorts International 6.750%, due 04/01/13	200,000	202,500
10.000%, due 11/01/16 (144A) (a) (b)	1,500,000	1,590,000

		6,931,375

Household Durables—0.4%
Diversey, Inc. 8.250%, due 11/15/19	1,000,000	1,077,500
KB HOME 6.250%, due 06/15/15 (a)	400,000	398,000

		1,475,500

Security Description	Par Amount	Value

Independent Power Producers & Energy Traders—1.4%
Calpine Corp. 7.250%, due 10/15/17 (144A) (b)	$1,000,000	$1,045,000
7.875%, due 07/31/20 - 01/15/23 (144A) (b)	1,600,000	1,679,250
7.500%, due 02/15/21 (144A) (b)	1,000,000	1,041,250
Dynegy Roseton/Danskammer Pass Through Trust, Series B
7.670%, due 11/08/16	500,000	472,500
GenOn Energy, Inc. 7.875%, due 06/15/17 (a)	1,300,000	1,296,750

		5,534,750

Machinery—0.8%
Case New Holland, Inc. 7.875%, due 12/01/17 (144A) (b)	1,000,000	1,116,250
Manitowoc Co., Inc. (The) 9.500%, due 02/15/18 (a)	800,000	888,000
Terex Corp. 8.000%, due 11/15/17 (a)	1,000,000	1,058,750

		3,063,000

Manufacturing—0.8%
RBS Global, Inc./Rexnord Corp. 11.750%, due 08/01/16 (a)	500,000	538,750
8.500%, due 05/01/18 (a)	2,200,000	2,387,000

		2,925,750

Media—2.0%
Cablevision Systems Corp. 7.750%, due 04/15/18	1,000,000	1,085,000
8.000%, due 04/15/20 (a)	1,000,000	1,095,000
CCH II LLC/CCH II Capital Corp. 13.500%, due 11/30/16	1,466,756	1,763,774
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.625%, due 11/15/17 (144A) (b)	1,200,000	1,257,000
Clear Channel Communications, Inc. 9.000%, due 03/01/21 (144A) (b)	1,500,000	1,503,750
Clear Channel Worldwide Holdings, Inc., Series B
9.250%, due 12/15/17	600,000	660,750
Dex One Corp. 12.000%, due 01/29/17 (a) (c)	461,677	295,473

		7,660,747

Metals & Mining—0.8%
Chichester Metals Pty, Ltd. 7.000%, due 11/01/15 (144A) (b)	400,000	417,000
6.875%, due 02/01/18 (144A) (b)	2,500,000	2,618,750

		3,035,750

Oil & Gas Exploration & Production—0.2%
Antero Resources Finance Corp. 9.375%, due 12/01/17	700,000	766,500
Sabine Pass LNG LP 7.250%, due 11/30/13	150,000	154,125

		920,625

MIST-111

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—7.9%
ATP Oil & Gas Corp. 11.875%, due 05/01/15 (144A) (b)	$1,000,000	$1,050,000
Chesapeake Energy Corp. 9.500%, due 02/15/15	1,000,000	1,245,000
6.875%, due 08/15/18	700,000	764,750
7.250%, due 12/15/18 (a)	2,000,000	2,245,000
6.875%, due 11/15/20 (a)	885,000	960,225
CONSOL Energy, Inc. 8.250%, due 04/01/20 (144A) (b)	700,000	779,625
Dynegy Holdings, Inc. 8.375%, due 05/01/16	1,430,000	1,204,775
7.500%, due 06/01/15	2,500,000	2,115,625
7.750%, due 06/01/19	616,000	481,250
Energy Transfer Equity LP 7.500%, due 10/15/20	900,000	985,500
Energy XXI Gulf Coast, Inc. 9.250%, due 12/15/17 (144A) (b)	1,000,000	1,072,500
EXCO Resources, Inc. 7.500%, due 09/15/18	1,400,000	1,426,250
Expro Finance Luxembourg SCA 8.500%, due 12/15/16 (144A) (a) (b)	1,100,000	1,094,500
Forest Oil Corp. 7.250%, due 06/15/19	532,000	558,600
Holly Corp. 9.875%, due 06/15/17	1,000,000	1,135,000
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 04/15/20 (144A) (b)	1,300,000	1,449,500
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18 (144A) (b)	1,000,000	1,092,500
Petrohawk Energy Corp. 10.500%, due 08/01/14	400,000	461,500
7.875%, due 06/01/15	1,430,000	1,522,950
Pioneer Natural Resources Co. 6.875%, due 05/01/18	330,000	359,851
Plains Exploration & Production Co. 7.750%, due 06/15/15	500,000	524,375
SandRidge Energy, Inc. 3.928%, due 04/01/14 (a) (e)	1,375,000	1,356,039
9.875%, due 05/15/16 (144A) (b)	400,000	446,000
8.000%, due 06/01/18 (144A) (b)	1,290,000	1,357,725
7.500%, due 03/15/21 (144A) (b)	2,200,000	2,285,250
W&T Offshore, Inc. 8.250%, due 06/15/14 (144A) (b)	1,230,000	1,279,200
Western Refining, Inc. 11.250%, due 06/15/17 (144A) (b)	1,000,000	1,135,000

		30,388,490

Paper & Forest Products—0.2%
NewPage Corp. 10.000%, due 05/01/12 (a)	800,000	534,000
11.375%, due 12/31/14 (a)	450,000	452,813

		986,813

Pharmaceuticals—0.3%
Mylan, Inc. 6.000%, due 11/15/18 (144A) (b)	1,000,000	1,005,000

Security Description	Par Amount	Value

Publishing—0.4%
Visant Corp. 10.000%, due 10/01/17 (144A) (b)	$1,400,000	$1,519,000

Real Estate Investment Trusts—0.1%
iStar Financial, Inc. 8.625%, due 06/01/13 (a)	350,000	358,750

Semiconductors & Semiconductor Equipment—1.9%
Advanced Micro Devices, Inc. 8.125%, due 12/15/17	500,000	522,500
Freescale Semiconductor, Inc. 10.125%, due 12/15/16 (a)	401,000	428,068
10.125%, due 03/15/18 (144A) (b)	2,190,000	2,463,750
10.750%, due 08/01/20 (144A) (a) (b)	3,500,000	3,946,250

		7,360,568

Software—2.6%
First Data Corp. 9.875%, due 09/24/15 (a)	149,000	153,470
11.250%, due 03/31/16 (a)	2,400,000	2,403,000
8.250%, due 01/15/21 (144A) (a) (b)	3,465,000	3,473,663
12.625%, due 01/15/21 (144A) (b)	2,437,000	2,656,330
8.750%, due 01/15/22 (144A) (a) (b) (c)	1,217,000	1,217,000

		9,903,463

Transportation—0.9%
CEVA Group plc 8.375%, due 12/01/17 (144A) (b)	900,000	922,500
11.500%, due 04/01/18 (144A) (b)	1,400,000	1,527,750
CHC Helicopter S.A. 9.250%, due 10/15/20 (144A) (b)	1,000,000	1,035,000

		3,485,250

Wireless Telecommunication Services—1.3%
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, due 12/01/15 (144A) (a) (b)	1,000,000	1,085,000
Cricket Communications, Inc. 7.750%, due 10/15/20 (144A) (a) (b)	2,400,000	2,424,000
Intelsat Jackson Holdings S.A. 7.500%, due 04/01/21 (144A) (b)	1,500,000	1,511,250

		5,020,250

Total Domestic Bonds & Debt Securities (Cost $155,547,626)		168,335,784

Common Stocks—39.3%

Security Description	Shares	Value

Aerospace & Defense—0.2%
Boeing Co. (The)	11,000	813,230

Beverages—0.8%
Diageo plc	60,000	1,142,407
PepsiCo, Inc.	32,400	2,086,884

		3,229,291

MIST-112

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Shares	Value

Commercial Banks—3.5%
Banco Santander S.A.	101,538	$1,184,393
Barclays plc	100,000	448,787
CIT Group, Inc.*	20,000	851,000
HSBC Holdings plc	250,000	2,571,860
M&T Bank Corp. (a)	25,000	2,211,750
Wells Fargo & Co.	200,000	6,340,000

		13,607,790

Diversified Financial Services—2.9%
Bank of America Corp.	363,720	4,848,388
Citigroup, Inc.*	349,845	1,546,315
JPMorgan Chase & Co.	100,000	4,610,000

		11,004,703

Diversified Telecommunication Services—2.2%
AT&T, Inc.	110,000	3,366,000
CenturyLink, Inc. (a)	30,000	1,246,500
Frontier Communications Corp. (a)	47,001	386,348
Telstra Corp., Ltd.	500,000	1,459,551
Verizon Communications, Inc.	50,000	1,927,000

		8,385,399

Electric Utilities—5.8%
American Electric Power Co., Inc.	60,000	2,108,400
Duke Energy Corp.	190,000	3,448,500
Entergy Corp.	40,000	2,688,400
FirstEnergy Corp.	50,000	1,854,500
NextEra Energy, Inc.	60,000	3,307,200
Pinnacle West Capital Corp.	15,000	641,850
PPL Corp. (a)	26,300	665,390
Progress Energy, Inc.	60,000	2,768,400
Southern Co.	130,000	4,954,300

		22,436,940

Energy Equipment & Services—1.2%
Baker Hughes, Inc.	20,000	1,468,600
Schlumberger, Ltd.	20,000	1,865,200
Weatherford International, Ltd.* (a)	50,000	1,130,000

		4,463,800

Gas Utilities—0.2%
AGL Resources, Inc.	20,000	796,800

Independent Power Producers & Energy Traders—0.0%
Dynegy, Inc.* (a)	29,500	167,855

Industrial Conglomerates—0.8%
General Electric Co.	150,000	3,007,500

Media—0.5%
Charter Communications, Inc. - Class A* (a)	10,825	548,070
Comcast Corp. - Class A	50,000	1,236,000
Dex One Corp.* (a)	43,546	210,763

		1,994,833

Metals & Mining—1.5%
AngloGold Ashanti, Ltd.	20,000	959,000

Security Description	Shares	Value

Metals & Mining—(Continued)
Barrick Gold Corp.	40,000	2,076,400
Newmont Mining Corp.	40,900	2,232,322
Nucor Corp. (a)	10,000	460,200

		5,727,922

Multi-Utilities—4.9%
CenterPoint Energy, Inc.	50,000	878,000
Consolidated Edison, Inc. (a)	20,000	1,014,400
Dominion Resources, Inc. (a)	65,000	2,905,500
PG&E Corp.	100,000	4,418,000
Public Service Enterprise Group, Inc.	100,000	3,151,000
Sempra Energy	50,000	2,675,000
TECO Energy, Inc.	80,000	1,500,800
Xcel Energy, Inc. (a)	91,927	2,196,136

		18,738,836

Multiline Retail—0.4%
Target Corp.	30,000	1,500,300

Office Electronics—0.3%
Xerox Corp. (a)	100,000	1,065,000

Oil, Gas & Consumable Fuels—6.7%
Alpha Natural Resources, Inc.* (a)	10,000	593,700
BP plc (ADR) (a)	60,000	2,648,400
Callon Petroleum Co.*	20,471	159,060
Canadian Oil Sands, Ltd. (a)	150,000	5,042,704
Chesapeake Energy Corp. (a)	35,000	1,173,200
Chevron Corp.	10,000	1,074,300
ConocoPhillips Co.	65,000	5,190,900
Exxon Mobil Corp.	101,294	8,521,864
Spectra Energy Corp.	60,000	1,630,800

		26,034,928

Pharmaceuticals—5.2%
Johnson & Johnson	70,000	4,147,500
Merck & Co., Inc.	185,000	6,106,850
Pfizer, Inc.	165,000	3,351,150
Roche Holdings AG	45,000	6,446,112

		20,051,612

Real Estate Investment Trusts (REITs)—0.2%
Westfield Retail Trust	272,200	738,268

Semiconductors & Semiconductor Equipment—1.0%
Intel Corp.	150,000	3,025,500
Xilinx, Inc. (a)	30,000	984,000

		4,009,500

Specialty Retail—0.3%
Home Depot, Inc. (The) (a)	27,200	1,008,032

Wireless Telecommunication Services—0.7%
Vodafone Group plc	950,000	2,690,933

Total Common Stocks (Cost $135,007,814)		151,473,472

MIST-113

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Convertible Preferred Stocks—4.1%

Security Description	Shares	Value

Automobiles—0.2%
General Motors Co., Series B 4.750%, due 12/01/13	14,800	$714,914
Motors Liquidation Co., Series C 6.250%, due 07/15/33	15,000	110,587

		825,501

Commercial Banks—0.8%
Wells Fargo & Co., Series L 7.500%, due 12/31/49	2,800	2,898,560

Diversified Financial Services—1.7%
Bank of America Corp., Series L 7.250%, due 12/31/49	4,000	4,043,960
Citigroup, Inc. 7.500%, due 12/15/12	20,000	2,530,000

		6,573,960

Electric Utilities—0.1%
NextEra Energy, Inc. 8.375%, due 06/01/12	10,000	516,100

Health Care Providers & Services—0.3%
Tenet Healthcare Corp. 7.000%, due 10/01/12	1,100	1,295,690

Oil, Gas & Consumable Fuels—0.7%
SandRidge Energy, Inc. 7.000%, due 12/31/49 (144A) (b)*	15,000	2,817,570

Real Estate Investment Trusts (REITs)—0.3%
FelCor Lodging Trust, Inc. 1.950%, due 12/31/49*	34,000	918,000

Thrifts & Mortgage Finance—0.0%
Fannie Mae 8.750%, due 05/13/11*	3,800	3,655

Total Convertible Preferred Stocks (Cost $12,114,061)		15,849,036

Preferred Stocks—3.0%

Commercial Banks—0.6%
Wells Fargo Capital XIII 7.700%, due 12/29/49 (e)	300,000	310,500
Wells Fargo Capital XV 9.750%, due 09/26/44 (a) (e)	1,835,000	2,023,087

		2,333,587

Consumer Finance—0.1%
Ally Financial, Inc., Series G 7.000%, due 12/31/11 (144A) (b)	141	131,209

Diversified Financial Services—1.6%
Bank of America Corp. 8.125%, due 12/29/49 (a) (e)	1,500,000	1,614,930
JPMorgan Chase & Co., Series 1 7.900%, due 12/31/49 (e)	4,250,000	4,666,088

		6,281,018

Security Description	Shares	Value

Metals & Mining—0.2%
AngloGold Ashanti, Ltd. 6.000%, due 09/15/13 (a)	15,000	$804,750

Oil, Gas & Consumable Fuels—0.5%
Chesapeake Energy Corp. 5.750%, due 12/31/49 (144A) (b)*	1,500	2,055,915

Thrifts & Mortgage Finance—0.0%
Fannie Mae, Series S 8.250%, due 12/31/10 (e)*	6,900	11,730
Freddie Mac, Series Z 8.375%, due 12/31/12 (e)*	10,300	18,154

		29,884

Total Preferred Stocks (Cost $8,887,160)		11,636,363

Loan Participation—2.7%

Security Description	Par Amount	Value

Automobiles—0.1%
Allison Transmission, Inc. 3.010%, due 08/07/14 (e)	$472,614	468,963

Diversified Financial Services—1.1%
First Data Corp. 3.002%, due 09/24/14 (e)	1,911,373	1,834,918
iStar Financial, Inc. 7.000%, due 06/30/14 (e)	2,500,000	2,501,563

		4,336,481

Electric Utilities—1.3%
Texas Competitive Electric Holdings Co. LLC 3.759%, due 10/10/14 (e)	4,476,837	3,773,956
3.783%, due 10/10/14 (e)	1,479,662	1,249,034

		5,022,990

Media—0.2%
Clear Channel Communications, Inc. 3.896%, due 11/13/15 (e)	719,284	634,930

Publishing—0.0%
Supermedia, Inc. 11.000%, due 12/31/15 (e)	104,841	69,863
11.000%, due 12/31/15 (e) (f)	130,943	327

		70,190

Total Loan Participation (Cost $9,799,032)		10,533,554

Asset-Backed Security—0.4%
Banc of America Large Loan, Inc. 2.005%, due 11/15/15 (144A) (b) (e) (Cost—$1,284,482)	1,476,416	1,398,244

MIST-114

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Convertible Bonds—0.7%

Security Description	Par Amount	Value

Commercial Banks—0.1%
CapitalSource, Inc. 3.500%/4.000%, due 07/15/34 (g)	$450,000	$453,375

Construction Materials—0.4%
Cemex S.A.B. de C.V. 3.250%, due 03/15/16 (144A) (b)	900,000	931,950
3.750%, due 03/15/18 (144A) (b)	570,000	594,937

		1,526,887

Real Estate Investment Trusts—0.1%
iStar Financial, Inc. 0.803%, due 10/01/12 (e)	500,000	456,250

Semiconductors & Semiconductor Equipment—0.1%
Advanced Micro Devices, Inc. 6.000%, due 05/01/15	238,000	246,628

Total Convertible Bonds (Cost $2,427,353)		2,683,140

Municipals—0.3%

California—0.3%
California State General Obligation Unlimited, Build America Bonds
7.950%, due 03/01/36 (Cost—$1,001,180)	1,000,000	1,069,590

Warrant—0.0%

Security Description	Shares	Value

Media—0.0%
Charter Communications, Inc., expires 11/30/14*
(Cost—$4,455)	1,273	9,547

Short-Term Investments—20.7%

Discount Notes—1.8%
Federal Home Loan Bank 0.010%, due 04/01/11 (d)	6,775,000	6,775,000

Mutual Funds—14.7%
State Street Navigator Securities Lending Prime Portfolio (h)	56,915,320	56,915,320

Security Description	Par Amount	Value

Repurchase Agreement—4.2%
Fixed Income Clearing Corp. 0.010%, due 04/01/11, Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $16,167,004 on 04/01/11 collateralized by $15,430,000 Freddie Mac at 5.125% due 07/15/12 with a value of $16,490,813.	$16,167,000	$16,167,000

Total Short-Term Investments (Cost $79,857,320)		79,857,320

Total Investments—114.8% (Cost $405,930,483#)		442,846,050
Other assets and liabilities (net)—(14.8)%		(57,044,793)

Net Assets—100.0%		$385,801,257

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was 405,930,483. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $42,676,450 and $5,760,883, respectively, resulting in a net unrealized appreciation of $36,915,567.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $53,564,508 and the collateral received consisted of cash in the amount of $56,915,320. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $86,032,849, which is 22.3% of the Portfolio’s net assets.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Zero coupon bond — Interest rate represents current yield to maturity.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2011. Maturity date shown for callable securities.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(h)	Par shown in Euro. Value is shown in USD.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-115

Met Investors Series Trust

Met/Franklin Income Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Domestic Bonds & Debt Securities*	$—	$168,335,784	$—	$168,335,784

Common Stocks
Aerospace & Defense	813,230	—	—	813,230
Beverages	2,086,884	1,142,407	—	3,229,291
Commercial Banks	9,402,750	4,205,040	—	13,607,790
Diversified Financial Services	11,004,703	—	—	11,004,703
Diversified Telecommunication Services	6,925,848	1,459,551	—	8,385,399
Electric Utilities	22,436,940	—	—	22,436,940
Energy Equipment & Services	4,463,800	—	—	4,463,800
Gas Utilities	796,800	—	—	796,800
Independent Power Producers & Energy Traders	167,855	—	—	167,855
Industrial Conglomerates	3,007,500	—	—	3,007,500
Media	1,994,833	—	—	1,994,833
Metals & Mining	5,727,922	—	—	5,727,922
Multi-Utilities	18,738,836	—	—	18,738,836
Multiline Retail	1,500,300	—	—	1,500,300
Office Electronics	1,065,000	—	—	1,065,000
Oil, Gas & Consumable Fuels	26,034,928	—	—	26,034,928
Pharmaceuticals	13,605,500	6,446,112	—	20,051,612
Real Estate Investment Trusts	—	738,268	—	738,268
Semiconductors & Semiconductor Equipment	4,009,500	—	—	4,009,500
Specialty Retail	1,008,032	—	—	1,008,032
Wireless Telecommunication Services	—	2,690,933	—	2,690,933
Total Common Stocks	134,791,161	16,682,311	—	151,473,472

Total Convertible Preferred Stocks*	15,849,036	—	—	15,849,036

Preferred Stocks
Commercial Banks	—	2,333,587	—	2,333,587
Consumer Finance	131,209	—	—	131,209
Diversified Financial Services	—	6,281,018	—	6,281,018
Metals & Mining	804,750	—	—	804,750
Oil, Gas & Consumable Fuels	2,055,915	—	—	2,055,915
Thrifts & Mortgage Finance	29,884	—	—	29,884
Total Preferred Stocks	3,021,758	8,614,605	—	11,636,363

Loan Participation
Automotive	—	468,963	—	468,963
Electric Utilities	—	5,022,990	—	5,022,990
Finance	—	4,336,481	—	4,336,481
Media	—	634,930	—	634,930
Printing, Publishing, and Broadcasting	—	69,863	327	70,190
Total Loan Participation	—	10,533,227	327	10,533,554

MIST-116

Met Investors Series Trust

Met/Franklin Income Portfolio

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Asset-Backed Security	$—	$1,398,244	$—	$1,398,244
Total Convertible Bonds*	—	2,683,140	—	2,683,140

Municipals	—	1,069,590	—	1,069,590
Total Warrant*	9,547	—	—	9,547

Short-Term Investments
Discount Notes	—	6,775,000	—	6,775,000
Mutual Funds	56,915,320	—	—	56,915,320
Repurchase Agreement	—	16,167,000	—	16,167,000
Total Short-Term Investments	56,915,320	22,942,000	—	79,857,320

Total Investments	$210,586,822	$232,258,901	$327	$442,846,050

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Change in Unrealized Appreciation	Balance as of March 31, 2011	Change in Unrealized Appreciation for Investments still held at March 31, 2011
Loan Participation
Printing, Publishing, and Broadcasting	$327	$—	$327	$—

Total	$327	$—	$327	$—

MIST-117

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—90.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.2%
GenCorp, Inc.* (a)	143,356	$857,269
Huntington Ingalls Industries, Inc.*	21,300	883,950

		1,741,219

Air Freight & Logistics—0.6%
TNT N.V.	242,682	6,239,603

Automobiles—1.1%
Daimler AG* (a)	91,589	6,468,808
General Motors Co.*	180,310	5,595,019

		12,063,827

Beverages—3.5%
Brown-Forman Corp. - Class B	814	55,596
Carlsberg A.S. - Class B (a)	6,058	652,967
Coca-Cola Enterprises, Inc.	192,713	5,261,065
Dr Pepper Snapple Group, Inc.	265,298	9,858,474
PepsiCo, Inc.	114,602	7,381,515
Pernod Ricard S.A. (a)	147,631	13,817,257

		37,026,874

Biotechnology—2.5%
Amgen, Inc.*	202,967	10,848,586
Cephalon, Inc.*	51,670	3,915,553
Genzyme Corp.*	153,623	11,698,391

		26,462,530

Building Products—0.9%
Owens Corning, Inc.*	255,549	9,197,209

Capital Markets—1.8%
Morgan Stanley	438,352	11,975,776
UBS AG*	375,052	6,751,218

		18,726,994

Chemicals—1.2%
Linde AG	80,173	12,673,747

Commercial Banks—3.8%
Barclays plc	1,991,443	8,937,343
Intesa Sanpaolo	928,712	2,752,170
PNC Financial Services Group, Inc.	203,983	12,848,889
Wells Fargo & Co.	503,329	15,955,529

		40,493,931

Communications Equipment—1.5%
Cisco Systems, Inc.	520,940	8,934,121
Motorola Solutions, Inc.*	156,884	7,011,146

		15,945,267

Computers & Peripherals—1.2%
Hewlett-Packard Co.	311,003	12,741,793

Diversified Financial Services—2.0%
Bank of America Corp.	857,389	11,428,996

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Bond Street Holdings LLC - Class A (144A)* (b)	78,194	$1,602,977
Deutsche Boerse AG	79,243	6,017,998
NYSE Euronext	69,361	2,439,426

		21,489,397

Diversified Telecommunication Services—1.6%
Cable & Wireless Communications plc	3,329,133	2,437,469
Cable & Wireless Worldwide plc	1,088,419	915,994
Telefonica S.A.	531,896	13,328,213

		16,681,676

Electric Utilities—2.7%
Brookfield Infrastructure Partners LP (a)	183,012	4,066,527
E. On AG	350,880	10,730,163
Entergy Corp.	66,180	4,447,958
Exelon Corp.	227,710	9,390,760

		28,635,408

Electrical Equipment—0.6%
Alstom S.A.	102,684	6,078,832

Electronic Equipment, Instruments & Components—0.7%
TE Connectivity, Ltd.	221,812	7,723,494

Energy Equipment & Services—2.2%
Exterran Holdings, Inc.* (a)	18,513	439,314
Pride International, Inc.*	156,537	6,723,264
Transocean, Ltd.*	201,402	15,699,286

		22,861,864

Food & Staples Retailing—5.0%
Carrefour S.A.	98,563	4,372,410
CVS Caremark Corp.	852,219	29,248,156
Kroger Co. (The)	574,212	13,763,862
Wal-Mart Stores, Inc.	117,338	6,107,443

		53,491,871

Food Products—4.5%
General Mills, Inc.	231,104	8,446,851
Kraft Foods, Inc. - Class A	712,951	22,358,143
Nestle S.A.	288,876	16,622,681

		47,427,675

Health Care Equipment & Supplies—3.0%
Alcon, Inc.	47,336	7,834,581
Boston Scientific Corp.*	912,247	6,559,056
Medtronic, Inc.	326,447	12,845,689
Zimmer Holdings, Inc.*	70,154	4,246,422

		31,485,748

Health Care Providers & Services—3.7%
Coventry Health Care, Inc.*	120,648	3,847,465
Tenet Healthcare Corp.*	1,551,881	11,561,514
UnitedHealth Group, Inc.	539,147	24,369,444

		39,778,423

MIST-118

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.1%
Thomas Cook Group plc	214,165	$585,868

Household Durables—0.6%
Stanley Black & Decker, Inc.	89,269	6,838,005

Independent Power Producers & Energy Traders—0.8%
NRG Energy, Inc.*	373,519	8,045,599

Industrial Conglomerates—1.4%
Koninklijke Philips Electronics N.V.	179,130	5,726,337
Orkla A.S.A.	917,040	8,892,567

		14,618,904

Insurance—3.5%
ACE, Ltd.	186,162	12,044,681
Alleghany Corp.*	5,946	1,968,206
CNO Financial Group, Inc.* (a)	206,603	1,551,589
Old Republic International Corp. (a)	383,596	4,867,833
White Mountains Insurance Group, Ltd. (a)	27,699	10,087,976
Zurich Financial Services AG	23,975	6,731,530

		37,251,815

Leisure Equipment & Products—0.7%
Mattel, Inc.	317,254	7,909,142

Marine—1.2%
A.P. Moller - Maersk A.S. - Class B (a)	1,350	12,708,884

Media—5.6%
British Sky Broadcasting Group plc	695,916	9,215,164
Comcast Corp. - Class A	116,810	2,712,328
News Corp. - Class A	858,053	15,067,411
Time Warner Cable, Inc.	179,115	12,778,064
Time Warner, Inc.	364,837	13,024,681
Viacom, Inc. - Class B	34,100	1,586,332
Virgin Media, Inc. (a)	197,167	5,479,271

		59,863,251

Metals & Mining—1.0%
ThyssenKrupp AG	267,564	10,977,718

Multi-Utilities—0.7%
GDF Suez	175,955	7,185,441

Office Electronics—1.8%
Xerox Corp.	1,778,019	18,935,902

Oil, Gas & Consumable Fuels—5.1%
BP plc	511,880	3,729,569
Marathon Oil Corp.	418,678	22,319,724
Noble Energy, Inc.	17,716	1,712,251
Prime AET&D Holdings No. 1 (c)	762,551	1
Royal Dutch Shell plc - Class A	410,570	14,934,424
Total S.A.	99,583	6,067,407
Williams Cos., Inc. (The)	175,039	5,457,716

		54,221,092

Security Description	Shares	Value

Paper & Forest Products—1.8%
Domtar Corp.	60,495	$5,552,231
International Paper Co.	456,977	13,791,566

		19,343,797

Pharmaceuticals—5.2%
Eli Lilly & Co.	469,147	16,499,900
Merck & Co., Inc.	555,670	18,342,667
Pfizer, Inc.	1,015,406	20,622,896

		55,465,463

Real Estate—0.3%
Canary Wharf Group plc (144A)* (b) (c)	767,618	3,457,781

Real Estate Investment Trusts—2.1%
Alexander’s, Inc. (a)	18,738	7,625,429
Link (The)	423,877	1,330,900
Weyerhaeuser Co.	531,550	13,076,130

		22,032,459

Real Estate Management & Development—0.2%
Forestar Real Estate Group, Inc.* (a)	90,350	1,718,457

Semiconductors & Semiconductor Equipment—1.1%
LSI Corp.*	1,577,636	10,727,925
Maxim Integrated Products, Inc.	21,762	557,107

		11,285,032

Software—3.0%
Microsoft Corp.	778,354	19,739,057
Nintendo Co., Ltd. (a)	22,733	6,171,445
Symantec Corp.*	332,890	6,171,781

		32,082,283

Tobacco—8.6%
Altria Group, Inc.	706,619	18,393,292
British American Tobacco plc	609,680	24,510,322
Imperial Tobacco Group plc	549,834	17,017,069
Japan Tobacco, Inc. (a)	1,583	5,693,505
Lorillard, Inc.	77,527	7,365,840
Philip Morris International, Inc.	124,325	8,159,450
Reynolds American, Inc.	274,126	9,739,697

		90,879,175

Wireless Telecommunication Services—1.6%
Vodafone Group plc	6,086,182	17,239,483

Total Common Stocks (Cost $795,815,648)		961,612,933

Loan Participation—1.9%

Security Description	Par Amount	Value

Commercial Banks—0.2%
CIT Group, Inc. 6.250%, due 08/11/15 (d)	$1,963,709	1,998,074

MIST-119

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Loan Participation—(Continued)

Security Description	Par Amount	Value

Containers & Packaging—0.1%
Smurfit-Stone Container Enterprises, Inc. 6.750%, due 02/22/16 (d)	$800,777	$804,080

Electronic Equipment, Instruments & Components—0.6%
Texas Competitive Electric Holdings LLC 3.759%, due 10/10/14 (d)	2,877,218	2,428,023
3.759%, due 10/10/14 (d)	4,898,987	4,097,440
3.783%, due 10/10/14 (d)	97,532	82,330

		6,607,793

Media—0.1%
Clear Channel Communications, Inc. 1.000%, due 01/29/16 (d)	1,039,000	903,930
3.869%, due 01/29/16 (d)	750,976	662,905

		1,566,835

Real Estate—0.9%
Realogy Corp. 3.261%, due 10/10/13 (d)	786,971	755,496
4.500%, due 10/10/16 (d)	9,016,300	8,495,473
13.500%, due 10/15/17	273,000	295,659

		9,546,628

Utilities—0.0%
Boston Generating LLC 0.933%, due 12/21/13 (d)	6,812	4,053
6.500%, due 12/21/13 (d)	60,157	35,794

		39,847

Total Loan Participation (Cost $20,166,043)		20,563,257

Domestic Bonds & Debt Securities—0.3%

Media—0.1%
Clear Channel Communications, Inc. 3.673%, due 01/29/16	436,000	380,410

Oil, Gas & Consumable Fuels—0.1%
OPTI Canada, Inc. 9.000%, due 12/15/12 (144A) (a) (b)	541,000	552,496
9.750%, due 08/15/13 (144A) (b)	582,000	586,365

		1,138,861

Real Estate—0.1%
Realogy Corp. 7.875%, due 02/15/19 (144A) (a) (b)	1,353,000	1,327,632

Total Domestic Bonds & Debt Securities (Cost $2,828,634)		2,846,903

Short-Term Investments—13.7%

Security Description	Shares/Par Amount	Value

Discount Notes—2.2%
Federal Home Loan Bank 0.010%, due 04/01/11 (e)	$23,400,000	$23,400,000

Mutual Funds—5.7%
State Street Navigator Securities Lending Prime Portfolio (f)	60,175,034	60,175,034

Repurchase Agreements—0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $1,552,000 on 04/01/11 collateralized by $1,585,000 Fannie Mae at 0.000% due 05/18/11 with a value of $1,585,000.	$1,552,000	1,552,000

U.S. Government & Agency Discount Notes—5.7%
U.S. Treasury Bills 0.140%, due 04/21/11 (e)	5,000,000	4,999,895
0.140%, due 04/28/11 (e)	5,000,000	4,999,840
0.160%, due 05/12/11 (e)	5,000,000	4,999,800
0.182%, due 05/19/11 (e)	5,000,000	4,999,735
0.165%, due 05/26/11 (e)	5,000,000	4,999,655
0.185%, due 06/16/11 (e)	5,000,000	4,999,315
0.182%, due 06/23/11 (e)	5,000,000	4,999,110
0.175%, due 07/07/11 (e)	5,000,000	4,998,760
0.100%, due 07/21/11 (e)	5,000,000	4,998,580
0.148%, due 08/04/11 (e)	5,000,000	4,998,265
0.125%, due 08/25/11 (e)	10,000,000	9,994,730

		59,987,685

Total Short-Term Investments (Cost $145,107,146)		145,114,719

Total Investments—106.6% (Cost $963,917,471#)		1,130,137,812
Other assets and liabilities (net)—(6.6)%		(69,485,129)

Net Assets—100.0%		$1,060,652,683

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $963,917,471. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $179,778,506 and $13,558,165, respectively, resulting in a net unrealized appreciation of $166,204,630.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $58,148,361 and the collateral received consisted of cash in the amount of $60,175,034. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $7,527,251, which is 0.7% of the Portfolio’s net assets.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees.

MIST-120

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short-Term Investments—(Continued)

(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Zero coupon bond - Interest rate represents current yield to maturity.
(f)	Represents investment of collateral received from securities lending transactions.

Countries Diversification as of March 31, 2011 (Unaudited)

Top Ten Countries	% of Net Assets
United States	61.4
United Kingdom	9.7
Switzerland	6.9
Germany	4.4
France	3.5
Bermuda	1.3
Denmark	1.3
Spain	1.3
Japan	1.1
Norway	0.8

MIST-121

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
5/10/2011	Bank of America N.A.	314,342	CHF	$343,284	$327,184	$16,100
5/10/2011	Bank of America N.A.	155,765	CHF	170,107	161,499	8,608
5/10/2011	Bank of America N.A.	257,442	CHF	281,145	275,139	6,006
5/10/2011	Deutsche Bank AG	436,584	CHF	476,781	437,328	39,453
5/10/2011	Deutsche Bank AG	386,000	CHF	421,539	386,890	34,649
5/10/2011	Deutsche Bank AG	340,000	CHF	371,304	347,143	24,161
5/10/2011	Deutsche Bank AG	320,000	CHF	349,463	333,368	16,095
5/10/2011	Deutsche Bank AG	655,550	CHF	715,907	713,340	2,567
4/26/2011	Deutsche Bank AG	1,405,088	DKK	267,202	258,664	8,538
4/26/2011	Deutsche Bank AG	1,062,100	DKK	201,977	196,795	5,182
4/26/2011	Deutsche Bank AG	1,317,723	DKK	250,588	245,222	5,366
4/26/2011	Deutsche Bank AG	970,022	DKK	184,467	181,267	3,200
4/26/2011	Deutsche Bank AG	790,343	DKK	150,298	148,057	2,241
4/26/2011	Deutsche Bank AG	807,212	DKK	153,505	150,447	3,058
4/26/2011	Deutsche Bank AG	1,204,679	DKK	229,091	224,373	4,718
4/26/2011	Deutsche Bank AG	254,770	DKK	48,449	47,798	651
4/26/2011	Deutsche Bank AG	848,677	DKK	161,391	159,222	2,169
4/26/2011	Deutsche Bank AG	751,486	DKK	142,908	140,710	2,198
4/26/2011	Deutsche Bank AG	639,335	DKK	121,581	120,283	1,298
4/26/2011	Deutsche Bank AG	915,410	DKK	174,081	174,397	(316)
4/26/2011	Deutsche Bank AG	846,131	DKK	160,907	161,048	(141)
4/26/2011	Deutsche Bank AG	524,170	DKK	99,680	99,357	323
4/26/2011	Deutsche Bank AG	654,613	DKK	124,486	123,928	558
4/26/2011	Deutsche Bank AG	154,144	DKK	29,313	29,342	(29)
4/26/2011	Skandinaviska Enskilda Banken	858,412	DKK	163,242	158,689	4,553
4/26/2011	State Street Corp.	480,000	DKK	91,280	87,510	3,770
4/26/2011	State Street Corp.	471,100	DKK	89,588	89,468	120
4/15/2011	Barclays Bank plc	220,000	EUR	311,984	305,417	6,567
5/12/2011	Deutsche Bank AG	101,209	GBP	162,350	165,002	(2,652)
5/12/2011	Deutsche Bank AG	137,154	GBP	220,009	220,395	(386)
5/12/2011	Deutsche Bank AG	1,158,600	GBP	1,858,521	1,854,247	4,274
5/12/2011	State Street Corp.	65,746	GBP	105,464	106,079	(615)
4/20/2011	Bank of America N.A.	49,320,000	JPY	595,919	607,891	(11,972)
4/20/2011	Deutsche Bank AG	28,797,227	JPY	347,949	347,528	421
4/20/2011	Deutsche Bank AG	13,661,112	JPY	165,063	164,545	518

						$191,251

MIST-122

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

FAIR VALUE HIERARCHY—(Continued)

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
5/10/2011	Bank of America N.A.	488,950	CHF	$533,968	$501,564	$(32,404)
5/10/2011	Bank of America N.A.	377,000	CHF	411,711	395,593	(16,118)
5/10/2011	Deutsche Bank AG	10,344,521	CHF	11,296,946	10,729,717	(567,229)
5/10/2011	Deutsche Bank AG	800,000	CHF	873,656	841,733	(31,923)
5/10/2011	State Street Corp.	6,472,414	CHF	7,068,332	6,711,338	(356,994)
4/26/2011	State Street Corp.	18,320,934	DKK	3,484,044	3,303,212	(180,832)
4/15/2011	Bank of America N.A.	340,449	EUR	482,794	458,476	(24,318)
4/15/2011	Barclays Bank plc	327,554	EUR	464,508	445,310	(19,198)
4/15/2011	Deutsche Bank AG	298,835	EUR	423,781	400,173	(23,608)
4/15/2011	Deutsche Bank AG	712,795	EUR	1,010,822	947,241	(63,581)
4/15/2011	Deutsche Bank AG	761,013	EUR	1,079,200	1,023,943	(55,257)
4/15/2011	Deutsche Bank AG	161,334	EUR	228,788	216,924	(11,864)
4/15/2011	Deutsche Bank AG	378,039	EUR	536,101	513,347	(22,754)
4/15/2011	Deutsche Bank AG	98,488	EUR	139,667	134,446	(5,221)
4/15/2011	Deutsche Bank AG	646,261	EUR	916,469	880,659	(35,810)
4/15/2011	Deutsche Bank AG	386,817	EUR	548,548	528,063	(20,485)
4/15/2011	Deutsche Bank AG	316,555	EUR	448,910	433,959	(14,951)
4/15/2011	Deutsche Bank AG	454,452	EUR	644,463	617,964	(26,499)
4/15/2011	Deutsche Bank AG	727,180	EUR	1,031,221	993,306	(37,915)
4/15/2011	Deutsche Bank AG	1,050,000	EUR	1,489,015	1,439,550	(49,465)
4/15/2011	Deutsche Bank AG	461,508	EUR	654,469	628,223	(26,246)
4/15/2011	Deutsche Bank AG	310,899	EUR	440,889	420,979	(19,910)
4/15/2011	Deutsche Bank AG	154,799	EUR	219,522	208,889	(10,633)
4/15/2011	Deutsche Bank AG	77,069	EUR	109,292	104,078	(5,214)
4/15/2011	Deutsche Bank AG	104,558	EUR	148,275	142,247	(6,028)
4/15/2011	Deutsche Bank AG	360,863	EUR	511,744	492,753	(18,991)
4/15/2011	Deutsche Bank AG	472,571	EUR	670,157	649,312	(20,845)
4/15/2011	Deutsche Bank AG	432,100	EUR	612,766	596,687	(16,079)
4/15/2011	Deutsche Bank AG	478,454	EUR	678,499	668,854	(9,645)
4/15/2011	Deutsche Bank AG	369,177	EUR	523,532	520,354	(3,178)
4/15/2011	HSBC Bank USA N.A.	2,550,000	EUR	3,616,180	3,465,246	(150,934)
4/15/2011	State Street Corp.	53,748,882	EUR	76,221,812	71,566,637	(4,655,175)
4/15/2011	State Street Corp.	113,237	EUR	160,582	153,774	(6,808)
4/15/2011	State Street Corp.	189,018	EUR	268,048	257,633	(10,415)
4/15/2011	State Street Corp.	161,696	EUR	229,303	220,736	(8,567)
4/15/2011	State Street Corp.	91,846	EUR	130,248	125,632	(4,616)
5/12/2011	Deutsche Bank AG	42,771,512	GBP	68,610,163	68,605,505	(4,658)
5/12/2011	Deutsche Bank AG	329,585	GBP	528,690	535,246	6,556
5/12/2011	Deutsche Bank AG	322,275	GBP	516,965	523,230	6,265
5/12/2011	HSBC Bank USA N.A.	2,400,000	GBP	3,849,861	3,871,452	21,591
5/12/2011	State Street Corp.	385,279	GBP	618,030	620,426	2,396
5/12/2011	State Street Corp.	651,287	GBP	1,044,736	1,051,659	6,923
4/20/2011	Bank of America N.A.	5,375,385	JPY	64,949	65,184	235
4/20/2011	Barclays Bank plc	327,947,447	JPY	3,962,493	4,045,937	83,444
4/20/2011	Deutsche Bank AG	16,900,000	JPY	204,198	209,236	5,038
4/20/2011	Deutsche Bank AG	9,822,960	JPY	118,688	120,000	1,312
4/20/2011	Deutsche Bank AG	10,823,800	JPY	130,781	130,000	(781)
4/20/2011	Deutsche Bank AG	6,680,797	JPY	80,722	80,730	8
4/20/2011	Deutsche Bank AG	11,600,400	JPY	140,164	140,000	(164)
4/20/2011	Deutsche Bank AG	34,300,000	JPY	414,437	414,802	365
4/20/2011	Deutsche Bank AG	18,700,000	JPY	225,947	228,361	2,414
4/20/2011	Deutsche Bank AG	32,000,000	JPY	386,646	383,946	(2,700)
4/20/2011	State Street Corp.	30,000,000	JPY	362,481	368,605	6,124
4/20/2011	State Street Corp.	16,230,700	JPY	196,111	200,751	4,640
5/18/2011	Bank of America N.A.	42,917,457	NOK	7,737,830	7,306,343	(431,487)

						$(6,862,189)

CHF—	Swiss Franc
DKK—	Danish Krone

MIST-123

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

FAIR VALUE HIERARCHY—(Continued)

EUR—	Euro
GBP—	British Pound
JPY—	Japanese Yen
NOK—	Norwegian Krone

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,741,219	$—	$—	$1,741,219
Air Freight & Logistics	—	6,239,603	—	6,239,603
Automobiles	5,595,019	6,468,808	—	12,063,827
Beverages	22,556,650	14,470,224	—	37,026,874
Biotechnology	26,462,530	—	—	26,462,530
Building Products	9,197,209	—	—	9,197,209
Capital Markets	11,975,776	6,751,218	—	18,726,994
Chemicals	—	12,673,747	—	12,673,747
Commercial Banks	28,804,418	11,689,513	—	40,493,931
Communications Equipment	15,945,267	—	—	15,945,267
Computers & Peripherals	12,741,793	—	—	12,741,793
Diversified Financial Services	15,471,399	6,017,998	—	21,489,397
Diversified Telecommunication Services	—	16,681,676	—	16,681,676
Electric Utilities	17,905,245	10,730,163	—	28,635,408
Electrical Equipment	—	6,078,832	—	6,078,832
Electronic Equipment, Instruments & Components	7,723,494	—	—	7,723,494
Energy Equipment & Services	22,861,864	—	—	22,861,864
Food & Staples Retailing	49,119,461	4,372,410	—	53,491,871
Food Products	30,804,994	16,622,681	—	47,427,675
Health Care Equipment & Supplies	31,485,748	—	—	31,485,748
Health Care Providers & Services	39,778,423	—	—	39,778,423
Hotels, Restaurants & Leisure	—	585,868	—	585,868
Household Durables	6,838,005	—	—	6,838,005
Independent Power Producers & Energy Traders	8,045,599	—	—	8,045,599
Industrial Conglomerates	—	14,618,904	—	14,618,904
Insurance	30,520,285	6,731,530	—	37,251,815
Leisure Equipment & Products	7,909,142	—	—	7,909,142
Marine	—	12,708,884	—	12,708,884
Media	50,648,087	9,215,164	—	59,863,251
Metals & Mining	—	10,977,718	—	10,977,718
Multi-Utilities	—	7,185,441	—	7,185,441
Office Electronics	18,935,902	—	—	18,935,902
Oil, Gas & Consumable Fuels	44,424,115	9,796,976	1	54,221,092
Paper & Forest Products	19,343,797	—	—	19,343,797
Pharmaceuticals	55,465,463	—	—	55,465,463
Real Estate	—	—	3,457,781	3,457,781
Real Estate Investment Trusts	20,701,559	1,330,900	—	22,032,459
Real Estate Management & Development	1,718,457	—	—	1,718,457
Semiconductors & Semiconductor Equipment	11,285,032	—	—	11,285,032
Software	25,910,838	6,171,445	—	32,082,283
Tobacco	43,658,279	47,220,896	—	90,879,175
Wireless Telecommunication Services	—	17,239,483	—	17,239,483
Total Common Stocks	695,575,069	262,580,082	3,457,782	961,612,933

Total Loan Participation*	—	20,563,257	—	20,563,257

Total Domestic Bonds & Debt Securities*	—	2,846,903	—	2,846,903

Short-Term Investments
Discount Notes	—	23,400,000	—	23,400,000
Mutual Funds	60,175,034	—	—	60,175,034
Repurchase Agreements	—	1,552,000	—	1,552,000
U.S. Government & Agency Discount Notes	—	59,987,685	—	59,987,685
Total Short-Term Investments	60,175,034	84,939,685	—	145,114,719

Total Investments	$755,750,103	$370,929,927	$3,457,782	$1,130,137,812

Forward Contracts**
Forward Contracts to Buy Appreciation	$—	$207,362	$—	$207,362
Forward Contracts to Buy (Depreciation)	—	(16,111)	—	(16,111)
Forward Contracts to Sell Appreciation	—	147,311	—	147,311
Forward Contracts to Sell (Depreciation)	—	(7,009,500)	—	(7,009,500)
Total Forward Contracts	$—	$(6,670,938)	$—	$(6,670,938)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

MIST-124

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

FAIR VALUE HIERARCHY—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Change in Unrealized Appreciation	Net Purchases	Balance as of March 31, 2011	Change in Unrealized Appreciation for Investments still held at March 31, 2011
Common Stocks
Oil, Gas & consumable Fuels	$1	$—	$—	$1	$—
Real Estate	3,327,204	130,577	—	3,457,781	130,577

Total	$3,327,205	$130,577	$—	$3,457,782	$130,577

MIST-125

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met/Franklin Income Portfolio (Class A) (a)	27,647,744	$311,037,117
Met/Franklin Mutual Shares Portfolio (Class A) (a)	32,236,479	301,411,080
Met/Templeton Growth Portfolio (Class A) (a)	31,219,017	310,629,222

Total Mutual Funds (Cost $723,557,737)		923,077,419

Total Investments—100.0% (Cost $723,557,737#)		923,077,419
Other assets and liabilities (net)—0.0%		(253,457)

Net Assets—100.0%		$922,823,962

#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $723,557,737. Aggregate unrealized appreciation based on cost for federal income tax purpose is $199,519,682, resulting in a net unrealized appreciation of $199,519,682.
(a)	A Portfolio of Met Investors Series Trust.

MIST-126

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$923,077,419	$—	$—	$923,077,419
Total Investments	$923,077,419	$—	$—	$923,077,419

MIST-127

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Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—95.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
BAE Systems plc	279,750	$1,460,353

Air Freight & Logistics—2.3%
Deutsche Post AG	90,860	1,641,267
FedEx Corp.	32,540	3,044,117
United Parcel Service, Inc. - Class B	60,300	4,481,496

		9,166,880

Airlines—0.5%
Deutsche Lufthansa AG*	46,330	983,061
International Consolidated Airlines Group S.A.*	257,220	936,783

		1,919,844

Auto Components—0.6%
Compagnie Generale des Etablissements Michelin - Class B	30,294	2,562,128

Automobiles—2.4%
Bayerische Motoren Werke (BMW) AG	24,730	2,066,286
Hyundai Motor Co.	20,191	3,747,671
Nissan Motor Co., Ltd.	12,000	106,995
Toyota Motor Corp. (a)	86,100	3,461,053

		9,382,005

Biotechnology—2.3%
Amgen, Inc.*	125,740	6,720,803
Biogen Idec, Inc.*	31,991	2,347,820

		9,068,623

Capital Markets—0.8%
Bank of New York Mellon Corp.	48,290	1,442,422
Nomura Holdings, Inc.	197,000	1,035,339
UBS AG*	39,420	709,590

		3,187,351

Commercial & Professional Services—0.6%
Brambles, Ltd.	103,316	757,116
Rentokil Initial plc*	1,107,930	1,600,149

		2,357,265

Commercial Banks—4.4%
DBS Group Holdings, Ltd.	270,500	3,145,948
HSBC Holdings plc	300,400	3,153,648
ICICI Bank, Ltd. (ADR)	54,080	2,694,806
Intesa Sanpaolo	553,121	1,639,133
KB Financial Group, Inc.	70,674	3,698,475
UniCredito Italiano S.p.A.	1,329,237	3,290,183

		17,622,193

Communications Equipment—1.9%
Brocade Communications Systems, Inc.*	305,640	1,879,686
Cisco Systems, Inc.	216,240	3,708,516
Telefonaktiebolaget LM Ericsson - Class B	161,731	2,079,374

		7,667,576

Security Description	Shares	Value

Computers & Peripherals—0.7%
Dell, Inc.*	136,540	$1,981,195
Seagate Technology plc*	57,910	833,904

		2,815,099

Construction Materials—0.8%
CRH plc	135,752	3,121,913

Consumer Finance—0.9%
American Express Co.	76,060	3,437,912

Diversified Financial Services—2.9%
Bank of America Corp.	126,510	1,686,378
Citigroup, Inc.*	215,410	952,112
ING Groep N.V.*	493,144	6,264,398
JPMorgan Chase & Co.	53,100	2,447,910

		11,350,798

Diversified Telecommunication Services—4.2%
China Telecom Corp., Ltd. (ADR)	30,950	1,887,950
France Telecom S.A.	190,740	4,282,303
Singapore Telecommunications, Ltd.	1,785,000	4,279,846
Telefonica S.A.	134,141	3,361,296
Telekom Austria AG	55,330	810,717
Telenor ASA	120,910	1,988,608

		16,610,720

Electrical Equipment—0.5%
Alstom S.A.	33,410	1,977,852

Electronic Equipment, Instruments & Components—1.4%
Flextronics International, Ltd.*	233,810	1,746,561
FUJIFILM Holdings Corp.	39,000	1,213,773
TE Connectivity, Ltd.	72,590	2,527,584

		5,487,918

Energy Equipment & Services—3.0%
Baker Hughes, Inc.	47,490	3,487,191
Halliburton Co.	81,260	4,049,998
Noble Corp.	65,110	2,970,318
SBM Offshore N.V.	54,836	1,596,749

		12,104,256

Food & Staples Retailing—1.8%
CVS Caremark Corp.	109,868	3,770,670
Tesco plc	538,260	3,289,699

		7,060,369

Food Products—0.7%
Nestle S.A.	51,560	2,966,897

Health Care Equipment & Supplies—2.4%
Covidien plc	97,750	5,077,135
Medtronic, Inc.	113,590	4,469,767

		9,546,902

MIST-128

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Met/Templeton Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—0.5%
Quest Diagnostics, Inc.	34,940	$2,016,737

Hotels, Restaurants & Leisure—0.5%
Compass Group plc	220,570	1,986,050

Household Durables—0.4%
Persimmon plc	245,920	1,757,948

Industrial Conglomerates—4.3%
General Electric Co.	222,550	4,462,128
Koninklijke (Royal) Philips Electronics N.V.*	74,370	2,377,422
Siemens AG	44,990	6,168,093
Tyco International, Ltd.	86,010	3,850,668

		16,858,311

Insurance—5.3%
ACE, Ltd.	34,470	2,230,209
AIA Group, Ltd.*	660,800	2,038,168
Aviva plc	622,130	4,322,443
AXA S.A.	112,460	2,353,264
Muenchener Rueckversicherungs-Gesellschaft AG	16,760	2,637,773
Progressive Corp. (The)	130,940	2,766,762
RenaissanceRe Holdings, Ltd.	29,740	2,051,763
Swiss Reinsurance Co., Ltd.	36,930	2,119,765
Torchmark Corp.	5,130	341,042

		20,861,189

Internet & Catalog Retail—0.1%
Expedia, Inc.	21,800	493,988

IT Services—2.2%
Accenture plc - Class A	136,980	7,529,791
Cap Gemini S.A.	19,520	1,135,793

		8,665,584

Life Sciences Tools & Services—0.5%
Lonza Group AG	21,770	1,829,022

Machinery—0.2%
GEA Group AG	23,610	778,067

Media—8.5%
British Sky Broadcasting Group plc	78,700	1,042,128
Comcast Corp. - Special Class A	331,550	7,698,591
News Corp. - Class A	380,870	6,688,077
Pearson plc	134,770	2,388,604
Reed Elsevier N.V.	110,840	1,429,130
Time Warner Cable, Inc.	58,556	4,177,385
Time Warner, Inc.	39,596	1,413,577
Viacom, Inc. - Class B	46,600	2,167,832
Vivendi	138,460	3,955,269
Walt Disney Co. (The)	64,100	2,762,069

		33,722,662

Metals & Mining—1.1%
Alcoa, Inc.	97,070	1,713,286
POSCO	1,560	715,877

Security Description	Shares	Value

Metals & Mining—(Continued)
Vale S.A. (ADR)	61,620	$1,819,022

		4,248,185

Multiline Retail—0.6%
Marks & Spencer Group plc	178,900	966,428
Target Corp.	32,310	1,615,823

		2,582,251

Office Electronics—0.3%
Konica Minolta Holdings, Inc. (a)	143,000	1,204,192

Oil, Gas & Consumable Fuels—8.8%
BP plc	620,989	4,524,539
Chevron Corp.	38,310	4,115,643
Eni S.p.A.	115,560	2,839,107
Gazprom (ADR)	100,700	3,257,406
Petroleo Brasileiro S.A. (ADR)	55,070	1,957,188
Repsol YPF S.A.	23,945	822,371
Royal Dutch Shell plc	170,810	6,201,236
StatoilHydro ASA	128,130	3,553,864
Talisman Energy, Inc.	70,500	1,738,923
Total S.A.	95,820	5,838,134

		34,848,411

Paper & Forest Products—0.4%
Svenska Cellulosa AB	88,339	1,420,955

Pharmaceuticals—8.9%
Abbott Laboratories	25,190	1,235,570
GlaxoSmithKline plc	284,030	5,422,047
Merck & Co., Inc.	117,840	3,889,898
Merck KGaA (a)	23,010	2,078,011
Novartis AG	67,700	3,680,922
Pfizer, Inc.	351,390	7,136,731
Roche Holdings AG	30,660	4,391,951
Sanofi-Aventis	103,060	7,244,215

		35,079,345

Professional Services—1.1%
Adecco S.A.	17,370	1,147,244
Hays plc	476,490	889,507
Randstad Holding N.V.*	43,230	2,407,892

		4,444,643

Real Estate Management & Development—1.0%
Cheung Kong Holdings, Ltd.	112,000	1,824,947
Swire Pacific, Ltd.	153,000	2,248,103

		4,073,050

Road & Rail—0.3%
East Japan Railway Co.	18,400	1,016,100

Semiconductors & Semiconductor Equipment—2.5%
Samsung Electronics Co., Ltd.	7,201	6,109,181
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	323,289	3,937,660

		10,046,841

MIST-129

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Met/Templeton Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—5.9%
Check Point Software Technologies, Ltd.*	34,030	$1,737,231
Microsoft Corp.	266,160	6,749,818
Nintendo Co., Ltd. (a)	7,738	2,100,675
Oracle Corp.	245,490	8,192,001
SAP AG	73,560	4,516,898

		23,296,623

Specialty Retail—2.3%
Home Depot, Inc. (The)	50,900	1,886,354
Industria de Diseno Textil S.A. (a)	30,219	2,427,944
Kingfisher plc	921,440	3,634,092
USS Co., Ltd. (a)	15,990	1,249,913

		9,198,303

Trading Companies & Distributors—1.0%
ITOCHU Corp. (a)	99,700	1,049,157
Wolseley plc*	82,904	2,796,444

		3,845,601

Wireless Telecommunication Services—3.4%
Sprint Nextel Corp.*	611,800	2,838,752
Turkcell Iletisim Hizmetleri A.S. (ADR)	124,690	1,874,091
Vodafone Group plc	3,100,760	8,783,092

		13,495,935

Total Common Stocks (Cost $307,892,853)		378,644,847

Short-Term Investments—5.3%
Security Description	Shares/Par Amount	Value

Mutual Funds—1.9%
State Street Navigator Securities Lending Prime Portfolio (b)	7,448,842	7,448,842

Repurchase Agreement—3.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $13,583,004 on 04/01/11 collateralized by $14,510,000 Freddie Mac at 3.300% due 11/24/20 with a value of $13,857,050.	$13,583,000	13,583,000

Total Short-Term Investments (Cost $21,031,842)		21,031,842

Total Investments—100.9% (Cost $328,924,695#)		399,676,689
Other assets and liabilities (net)—(0.9)%		(3,567,471)

Net Assets—100.0%		$396,109,218

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $328,924,695. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $75,386,267 and $4,634,273, respectively, resulting in a net unrealized appreciation of $70,751,994.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $7,083,459 and the collateral received consisted of cash in the amount of $7,448,842. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Countries Diversification as of March 31, 2011 (Unaudited)

Top Ten Countries	% of Net Assets
United States	36.7
United Kingdom	13.7
France	7.4
Switzerland	7.2
Germany	5.3
Ireland	4.2
South Korea	3.6
Netherlands	3.6
Japan	3.1
Singapore	2.3

MIST-130

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Met/Templeton Growth Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$1,460,353	$—	$1,460,353
Air Freight & Logistics	7,525,613	1,641,267	—	9,166,880
Airlines	—	1,919,844	—	1,919,844
Auto Components	—	2,562,128	—	2,562,128
Automobiles	—	9,382,005	—	9,382,005
Biotechnology	9,068,623	—	—	9,068,623
Capital Markets	1,442,422	1,744,929	—	3,187,351
Commercial & Professional Services	—	2,357,265	—	2,357,265
Commercial Banks	2,694,806	14,927,387	—	17,622,193
Communications Equipment	5,588,202	2,079,374	—	7,667,576
Computers & Peripherals	2,815,099	—	—	2,815,099
Construction Materials	—	3,121,913	—	3,121,913
Consumer Finance	3,437,912	—	—	3,437,912
Diversified Financial Services	5,086,400	6,264,398	—	11,350,798
Diversified Telecommunication Services	1,887,950	14,722,770	—	16,610,720
Electrical Equipment	—	1,977,852	—	1,977,852
Electronic Equipment, Instruments & Components	4,274,145	1,213,773	—	5,487,918
Energy Equipment & Services	10,507,507	1,596,749	—	12,104,256
Food & Staples Retailing	3,770,670	3,289,699	—	7,060,369
Food Products	—	2,966,897	—	2,966,897
Health Care Equipment & Supplies	9,546,902	—	—	9,546,902
Health Care Providers & Services	2,016,737	—	—	2,016,737
Hotels, Restaurants & Leisure	—	1,986,050	—	1,986,050
Household Durables	—	1,757,948	—	1,757,948
Industrial Conglomerates	8,312,796	8,545,515	—	16,858,311
Insurance	7,389,776	13,471,413	—	20,861,189
Internet & Catalog Retail	493,988	—	—	493,988
IT Services	7,529,791	1,135,793	—	8,665,584
Life Sciences Tools & Services	—	1,829,022	—	1,829,022
Machinery	—	778,067	—	778,067
Media	24,907,531	8,815,131	—	33,722,662
Metals & Mining	3,532,308	715,877	—	4,248,185
Multiline Retail	1,615,823	966,428	—	2,582,251
Office Electronics	—	1,204,192	—	1,204,192
Oil, Gas & Consumable Fuels	10,709,418	24,138,993	—	34,848,411
Paper & Forest Products	—	1,420,955	—	1,420,955
Pharmaceuticals	12,262,199	22,817,146	—	35,079,345
Professional Services	—	4,444,643	—	4,444,643
Real Estate Management & Development	—	4,073,050	—	4,073,050
Road & Rail	—	1,016,100	—	1,016,100

MIST-131

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FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$3,937,660	$6,109,181	$—	$10,046,841
Software	16,679,050	6,617,573	—	23,296,623
Specialty Retail	1,886,354	7,311,949	—	9,198,303
Trading Companies & Distributors	—	3,845,601	—	3,845,601
Wireless Telecommunication Services	4,712,843	8,783,092	—	13,495,935
Total Common Stocks	173,632,525	205,012,322	—	378,644,847

Short-Term Investments
Mutual Funds	7,448,842	—	—	7,448,842
Repurchase Agreement	—	13,583,000	—	13,583,000
Total Short-Term Investments	7,448,842	13,583,000	—	21,031,842

Total Investments	$181,081,367	$218,595,322	$—	$399,676,689

MIST-132

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Foreign Bonds & Debt Securities - Emerging Markets—66.6% of Net Assets

Security Description	Par Amount	Value

Argentina—1.3%
Argentina Bonos 0.467%, due 08/03/12 (a)	$44,400,000	$11,033,400

Brazil—4.5%
Brazil Notas do Tesouro Nacional Series B 6.000%, due 05/15/15 - 05/15/45 (b)	1,989,500	25,160,630
Series F 10.000%, due 01/01/12 - 01/01/17 (b)	2,198,000	13,127,365

		38,287,995

Egypt—4.3%
Egypt Treasury Bill Series 273 0.000%, due 04/05/11 (c) (d)	725,000	121,484
929.420%, due 05/03/11 (c) (d)	1,025,000	170,365
498.646%, due 05/31/11 (c) (d)	4,575,000	754,009
341.011%, due 06/28/11 (c) (d)	5,825,000	951,154
Series 364 0.000%, due 04/12/11 (c) (d)	193,075,000	32,289,805
444.670%, due 06/07/11 (c) (d)	200,000	32,889
370.333%, due 06/21/11 (c) (d)	5,625,000	921,879
294.446%, due 07/12/11 (c) (d)	3,100,000	503,690
174.270%, due 09/20/11 (c) (d)	500,000	79,411
136.838%, due 11/08/11 (c) (d)	675,000	105,528
Series 371 103.994%, due 01/17/12 (c) (d)	4,225,000	647,167

		36,577,381

Hungary—2.7%
Hungary Government International Bond 3.875%, due 02/24/20 (e)	6,510,000	7,894,882
6.375%, due 03/29/21	2,790,000	2,803,950
Republic of Hungary 5.750%, due 06/11/18 (e)	4,650,000	6,522,563
6.250%, due 01/29/20 (f)	5,305,000	5,416,039

		22,637,434

Indonesia—5.8%
Indonesia Government 12.800%, due 06/15/21 (g)	93,010,000,000	14,142,786
10.000%, due 09/15/24 - 02/15/28 (g)	279,030,000,000	34,992,236

		49,135,022

Israel—4.6%
Israel Government Bond - Shahar 7.000%, due 04/29/11 (h)	62,615,000	19,208,833
Israel Treasury Bill - Makam Series 0112 93.634%, due 01/04/12 (c) (h)	5,695,000	1,597,301
Series 0212 86.149%, due 02/01/12 (c) (h)	2,845,000	795,238
Series 0252 78.580%, due 02/29/12 (c) (h)	645,000	179,795
Series 0711 274.956%, due 07/06/11 (c) (h)	18,728,000	5,343,166

Security Description	Par Amount	Value

Israel—(Continued)
Series 0811 213.876%, due 08/03/11 (c) (h)	$6,327,000	$1,799,290
Series 1011 139.697%, due 10/05/11 (c) (h)	20,638,000	5,833,420
Series 1111 120.871%, due 11/02/11 (c) (h)	2,275,000	641,872
Series 1211 104.033%, due 12/07/11 (c) (h)	1,900,000	534,212
Series 411 427.743%, due 04/06/11 (c) (h)	10,035,000	2,883,209

		38,816,336

Lithuania—1.9%
Republic of Lithuania 6.750%, due 01/15/15 (144A) (i)	7,480,000	8,179,148
7.375%, due 02/11/20 (144A) (i)	6,420,000	7,179,403
6.125%, due 03/09/21 (144A) (f) (i)	930,000	950,782

		16,309,333

Malaysia—1.0%
Bank Negara Monetary Notes, Series 4610 206.400%, due 07/28/11 (c) (j)	22,500,000	7,359,461
Malaysia Government Bond 3.833%, due 09/28/11 (j)	4,000,000	1,329,717

		8,689,178

Mexico—9.4%
Mexican Bonos 7.750%, due 12/14/17 (k)	195,000,000	16,929,560
8.000%, due 12/07/23 (k)	200,000,000	17,068,300
10.000%, due 12/05/24 - 11/20/36 (k)	359,890,000	35,610,874
Series M 9.000%, due 06/20/13 (k)	108,350,000	9,662,223

		79,270,957

Peru—0.3%
Peru Government Bond 7.840%, due 08/12/20 (l)	5,663,000	2,172,461

Poland—3.7%
Poland Government Bond 5.750%, due 04/25/14 (m)	13,000,000	4,631,784
6.250%, due 10/24/15 (m)	45,000,000	16,196,453
Series 0113 37.207%, due 01/25/13 (c) (m)	13,460,000	4,337,274
Series 0412 4.750%, due 04/25/12 (m)	595,000	209,486
Series 0413 5.250%, due 04/25/13 (m)	4,900,000	1,731,997
Series 0712 50.438%, due 07/25/12 (c) (m)	1,230,000	407,390
Series 1012 43.354%, due 10/25/12 (c) (m)	10,675,000	3,486,660

		31,001,044

MIST-133

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Foreign Bonds & Debt Securities - Emerging Markets—(Continued)

Security Description	Par Amount	Value

Qatar—0.6%
Qatar Government International Bond 6.550%, due 04/09/19 (144A) (i)	$4,550,000	$5,152,875

Russia—3.0%
Russian-Eurobonds 7.500%, due 03/31/30 (144A) (f) (i)	21,798,000	25,579,953

South Africa—1.8%
Republic of South Africa 4.500%, due 04/05/16 (e)	2,000,000	2,886,443
South Africa Government International Bond
5.250%, due 05/16/13 (e)	1,800,000	2,669,447
6.875%, due 05/27/19	7,970,000	9,295,012

		14,850,902

South Korea—16.2%
Export-Import Bank of Korea 8.125%, due 01/21/14	2,200,000	2,525,123
Korea Development Bank 8.000%, due 01/23/14	2,200,000	2,512,534
Korea Treasury Bond 5.500%, due 06/10/11 (n)	33,500,000,000	30,666,602
4.750%, due 12/10/11 (n)	34,000,000,000	31,285,176
Series 1206 4.000%, due 06/10/12 (n)	49,000,000,000	44,898,419
Series 1212 4.250%, due 12/10/12 (n)	4,446,000,000	4,094,859
Series 1303 5.250%, due 03/10/13 (n)	1,423,000,000	1,335,312
Series 1306 3.750%, due 06/10/13 (n)	15,907,000,000	14,518,156
Republic of Korea 7.125%, due 04/16/19	4,600,000	5,438,856

		137,275,037

Sri Lanka—1.7%
Sri Lanka Government Bond Series A 12.000%, due 07/15/11 (o)	27,640,000	253,599
6.900%, due 08/01/12 (o)	12,400,000	111,596
7.000%, due 03/01/14 (o)	900,000	7,910
11.750%, due 03/15/15 (o)	11,590,000	113,953
6.500%, due 07/15/15 (o)	41,530,000	345,870
11.000%, due 08/01/15 (o)	522,600,000	5,066,908
Series B 6.600%, due 06/01/14 (o)	13,600,000	117,688
11.000%, due 09/01/15 (o)	762,125,000	7,397,159
Sri Lanka Treasury Bill, Series 364 364.174%, due 07/08/11 (c) (o)	880,000	7,826
212.440%, due 09/16/11 (c) (o)	9,500,000	83,387
118.583%, due 01/27/12 (c) (o)	8,200,000	70,045
115.885%, due 02/03/12 (c) (o)	15,070,000	128,551
113.313%, due 02/10/12 (c) (o)	56,610,000	482,232
110.852%, due 02/17/12 (c) (o)	13,820,000	117,550

		14,304,274

Security Description	Par Amount	Value

Ukraine—0.8%
Ukraine Government International Bond 7.950%, due 02/23/21 (144A) (f) (i)	$6,530,000	$6,726,812

United Arab Emirates—0.6%
Emirate of Abu Dhabi 6.750%, due 04/08/19 (144A) (i)	4,600,000	5,306,730

Venezuela—1.8%
Petroleos de Venezuela S.A., Series 2011 13.054%, due 07/10/11 (c)	9,025,000	8,821,938
Venezuela Government International Bond 1.303%, due 04/20/11 (a) (f)	2,715,000	2,720,430
10.750%, due 09/19/13 (f)	3,985,000	4,020,865

		15,563,233

Vietnam—0.6%
Socialist Republic of Vietnam 6.750%, due 01/29/20 (144A) (f) (i)	5,080,000	5,295,900

Total Foreign Bonds & Debt Securities - Emerging Markets (Cost $491,819,890)		563,986,257

Foreign Bonds & Debt Securities—24.3%

Australia—9.9%
Australia Government Bond, Series 123 5.750%, due 04/15/12 (p)	16,770,000	17,537,302
New South Wales Treasury Corp. 5.500%, due 03/01/17 (p)	12,800,000	13,197,960
Series 12 6.000%, due 05/01/12 (p)	3,350,000	3,508,177
Series 813 5.500%, due 08/01/13 (p)	5,140,000	5,358,391
Queensland Treasury Corp. 6.000%, due 06/14/11 - 09/14/17 (p)	31,040,000	32,429,690
7.125%, due 09/18/17 (144A) (i) (q)	305,000	252,461
Series 13 6.000%, due 08/14/13 (p)	6,880,000	7,271,612
Western Australia Treasury Corp. 8.000%, due 06/15/13 (p)	3,390,000	3,716,588

		83,272,181

Germany—0.7%
Kreditanstalt fuer Wiederaufbau, Series EMTN 4.660%, due 01/05/12 (r)	32,000,000	5,849,346

Iraq—0.5%
Republic of Iraq 5.800%, due 01/15/28	4,200,000	3,874,500

Multi-National—1.2%
Corp. Andina De Fomento 8.125%, due 06/04/19	3,700,000	4,460,272

MIST-134

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Multi-National—(Continued)
European Investment Bank, Series EMTN 5.375%, due 07/16/12 (r)	$32,000,000	$5,967,069

		10,427,341

Norway—3.3%
Norwegian Government Bond 6.000%, due 05/16/11 (r)	154,330,000	28,005,949

Sweden—4.4%
Sweden Government, Series 1046 5.500%, due 10/08/12 (s)	114,900,000	19,050,714
Sweden Treasury Bill 175.463%, due 09/21/11 (c) (s)	116,395,000	18,271,429

		37,322,143

United Kingdom—4.3%
United Kingdom Gilt 9.000%, due 07/12/11 (t)	1,640,000	2,694,253
3.250%, due 12/07/11 (t)	7,291,000	11,901,988
5.000%, due 03/07/12 (t)	2,489,000	4,146,135
United Kingdom Treasury Bill 0.000%, due 07/25/11 - 08/08/11 (c) (t)	11,155,000	17,866,547

		36,608,923

Total Foreign Bonds & Debt Securities (Cost $189,367,395)		205,360,383

Municipals—1.6%
California State General Obligation Unlimited, Build America Bonds
6.650%, due 03/01/22	815,000	879,735
7.300%, due 10/01/39	410,000	432,652
7.625%, due 03/01/40	3,245,000	3,553,113
California State General Obligation Unlimited, Build America Bonds, Taxable Various Purposes
7.550%, due 04/01/39	325,000	353,597
California State General Obligation Unlimited, Various Purposes
5.250%, due 03/01/30	1,210,000	1,199,921
5.500%, due 03/01/40	1,015,000	977,993
City of Detroit, MI General Obligation Limited, District State Aid
4.500%, due 11/01/23	280,000	272,644
Illinois State General Obligation Unlimited, Taxable
4.421%, due 01/01/15	2,920,000	2,912,963
New York State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds
5.600%, due 03/15/40	1,520,000	1,470,965
Tulare, CA Sewer Revenue Bonds Build America, FSA
8.750%, due 11/15/44	1,585,000	1,655,152

Total Municipals (Cost $13,345,258)		13,708,735

Short-Term Investments—6.3%

Security Description	Shares/Par Amount	Value

Discount Notes—1.9%
Federal Home Loan Bank 0.010%, due 04/01/11 (c)	16,130,000	$16,130,000

Mutual Funds—1.5%
State Navigator Securities lending Prime Portfolio (u)	12,401,614	12,401,614

Repurchase Agreements—2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $16,411,770 on 04/01/11 collateralized by $16,740,000 Freddie Mac at 0.000% due 05/04/11 with a value of $16,740,000.	$16,411,765	16,411,765
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $8,327,237 on 04/01/11 collateralized by $8,495,000 Fannie Mae at 0.000% due 05/18/11 with a value of $8,495,000.	8,327,235	8,327,235

		24,739,000

Total Short-Term Investments (Cost $53,270,614)		53,270,614

Total Investments—98.8% (Cost $747,803,157#)		836,325,989
Other Assets and Liabilities (net)—1.2%		10,105,223

Net Assets—100.0%		$846,431,212

#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $747,803,157. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $91,370,532 and $2,847,700, respectively, resulting in a net unrealized appreciation of $88,522,832.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Par shown in Brazilian Real. Value is shown in USD.
(c)	Zero coupon bond—Interest rate represents current yield to maturity.
(d)	Par shown in Egyptian Pound. Value is shown in USD.
(e)	Par shown in Euro. Value is shown in USD.
(f)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $12,144,537 and the collateral received consisted of cash in the amount of $12,401,614. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(g)	Par shown in Indonesian Rupiah. Value is shown in USD.
(h)	Par shown in Israeli Shekel. Value is shown in USD.
(i)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $64,624,064, which is 7.6% of the Portfolio’s net assets.
(j)	Par shown in Malaysian Ringgit. Value is shown in USD.
(k)	Par shown in Mexican Peso. Value is shown in USD.

MIST-135

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

(l)	Par shown in Peruvian Nuevos Soles. Value is shown in USD.
(m)	Par Shown in Polish Zloty. Value is shown in USD.
(n)	Par shown in South Korean Won. Value is shown in USD.
(o)	Par shown in Sri Lankan Rupee. Value is shown in USD.
(p)	Par shown in Australian Dollar. Value is shown in USD.
(q)	Par shown in New Zealand Dollar. Value is shown in USD.
(r)	Par shown in Norwegian Krone. Value is shown in USD.
(s)	Par shown in Swedish Krona. Value is shown in USD.
(t)	Par shown in British Pound. Value is shown in USD.
(u)	Represents investment of collateral received from securities lending transactions.
FSA—	Financial Security Assurance, Inc.

Top Industries as of March 31, 2011

% of Net Assets
Global Government Investment Grade	65.5
Global Government High Yield	23.6
Foreign Corporate Investment Grade	3.4

Credit Composition as of March 31, 2011 (Unaudited)

Portfolio Composition by Credit Quality	% of Fixed Income Market Value
AAA/Government/Government Agency	20.7
AA	1.6
A	33.7
BBB	15.3
BB	7.8
B	2.3
Not Rated	18.6

MIST-136

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/8/2012	Morgan Stanley	4,007,013	AUD	$3,994,593	$3,896,219	$98,374
2/8/2012	UBS AG	4,005,906	AUD	3,993,490	3,884,728	108,762
1/4/2012	Deutsche Bank AG	11,600,000	BRL	6,671,459	6,451,613	219,846
5/9/2011	Deutsche Bank AG	8,066,295,000	CLP	16,869,966	15,190,763	1,679,203
5/9/2011	JPMorgan Chase	8,126,730,000	CLP	16,996,361	15,304,576	1,691,785
5/10/2011	Deutsche Bank AG	440,900,000	CLP	922,006	830,320	91,686
1/13/2012	Morgan Stanley	864,300,000	CLP	1,760,840	1,703,222	57,618
2/10/2012	Deutsche Bank AG	438,900,000	CLP	891,316	891,711	(395)
2/13/2012	Barclays Bank plc	438,100,000	CLP	889,388	889,002	386
2/14/2012	Deutsche Bank AG	433,400,000	CLP	879,746	883,768	(4,022)
2/14/2012	Morgan Stanley	753,400,000	CLP	1,529,304	1,549,727	(20,423)
2/16/2012	Morgan Stanley	681,880,000	CLP	1,383,813	1,416,452	(32,639)
2/16/2012	Morgan Stanley	682,020,000	CLP	1,384,097	1,416,154	(32,057)
2/21/2012	Deutsche Bank AG	360,850,000	CLP	731,895	746,175	(14,280)
2/21/2012	JPMorgan Chase	405,100,000	CLP	821,645	831,614	(9,969)
2/22/2012	JPMorgan Chase	687,600,000	CLP	1,394,467	1,427,296	(32,829)
2/23/2012	Deutsche Bank AG	245,250,000	CLP	497,316	506,673	(9,357)
2/27/2012	Deutsche Bank AG	303,150,000	CLP	614,445	626,291	(11,846)
2/27/2012	Morgan Stanley	865,080,000	CLP	1,753,402	1,783,027	(29,625)
2/28/2012	JPMorgan Chase	246,100,000	CLP	498,755	506,900	(8,145)
2/28/2012	Morgan Stanley	313,500,000	CLP	635,350	639,665	(4,315)
2/29/2012	Barclays Bank plc	769,600,000	CLP	1,559,522	1,567,733	(8,211)
2/29/2012	Deutsche Bank AG	303,150,000	CLP	614,305	626,291	(11,986)
3/1/2012	Barclays Bank plc	385,400,000	CLP	780,888	783,971	(3,083)
3/1/2012	Deutsche Bank AG	39,050,000	CLP	79,122	79,515	(393)
3/2/2012	Deutsche Bank AG	39,050,000	CLP	79,113	79,515	(402)
3/12/2012	Morgan Stanley	113,400,000	CLP	229,481	230,582	(1,101)
3/21/2012	JPMorgan Chase	408,600,000	CLP	826,015	820,070	5,945
5/9/2011	Deutsche Bank AG	158,947,880	CNY	24,316,464	23,975,124	341,340
5/10/2011	Citibank N.A.	159,770,200	CNY	24,443,285	23,881,943	561,342
1/24/2012	Barclays Bank plc	343,858	GBP	548,771	544,819	3,952
1/24/2012	Citibank N.A.	228,975	GBP	365,427	361,842	3,585
1/24/2012	Deutsche Bank AG	342,887	GBP	547,221	542,763	4,458
1/26/2012	Deutsche Bank AG	179,999	GBP	287,250	286,405	845
1/27/2012	Barclays Bank plc	228,120	GBP	364,034	358,793	5,241
1/27/2012	JPMorgan Chase	45,301	GBP	72,291	72,074	217
1/27/2012	Morgan Stanley	135,950	GBP	216,949	214,017	2,932
1/30/2012	JPMorgan Chase	89,988	GBP	143,592	141,629	1,963
1/31/2012	Morgan Stanley	44,245	GBP	70,599	70,044	555
2/1/2012	Barclays Bank plc	18,383	GBP	29,332	28,984	348
2/1/2012	Citibank N.A.	148,153	GBP	236,393	234,344	2,049
2/1/2012	Morgan Stanley	170,575	GBP	272,169	268,880	3,289
2/14/2012	Barclays Bank plc	995,417	GBP	1,587,757	1,586,078	1,679
3/29/2012	Deutsche Bank AG	1,088,279	GBP	1,733,927	1,733,694	233
3/29/2012	Morgan Stanley	1,088,136	GBP	1,733,699	1,733,694	5
3/30/2012	Barclays Bank plc	2,182,889	GBP	3,477,853	3,467,388	10,465
4/2/2012	Credit Suisse Group AG	1,309,025	GBP	2,085,423	2,080,433	4,990
3/30/2012	Morgan Stanley	1,525,657	ILS	432,511	426,209	6,302
3/30/2012	Morgan Stanley	926,692	ILS	262,709	258,889	3,820
5/10/2011	HSBC Bank plc	1,228,565,000	INR	27,369,131	26,650,000	719,131
7/18/2011	Citibank N.A.	7,329,000	INR	161,161	151,833	9,328
7/20/2011	JPMorgan Chase	7,329,000	INR	161,103	151,582	9,521
8/24/2011	Deutsche Bank AG	49,984,000	INR	1,091,939	1,033,154	58,785
8/24/2011	HSBC Bank plc	57,675,000	INR	1,259,955	1,194,124	65,831
9/1/2011	Deutsche Bank AG	35,346,000	INR	771,071	726,238	44,833
10/26/2011	Deutsche Bank AG	78,899,000	INR	1,705,137	1,698,579	6,558
10/26/2011	HSBC Bank plc	80,751,000	INR	1,745,162	1,741,449	3,713
10/27/2011	Deutsche Bank AG	166,621,000	INR	3,600,374	3,584,789	15,585
10/27/2011	HSBC Bank plc	120,290,000	INR	2,599,246	2,601,990	(2,744)
5/10/2011	Citibank N.A.	50,424,120	MYR	16,608,462	15,275,407	1,333,055

MIST-137

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Forward Foreign Currency Exchange Contracts to Buy—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
6/6/2011	HSBC Bank plc	99,141,840	MYR	$32,592,077	$29,614,912	$2,977,165
8/26/2011	HSBC Bank plc	10,421,193	MYR	3,407,066	3,265,296	141,770
8/26/2011	JPMorgan Chase	7,165,900	MYR	2,342,793	2,248,831	93,962
10/12/2011	JPMorgan Chase	58,458,531	MYR	19,050,919	18,636,953	413,966
9/30/2011	HSBC Bank plc	22,900,000	PHP	523,695	506,805	16,890
10/3/2011	HSBC Bank plc	18,300,000	PHP	418,447	404,979	13,468
10/4/2011	Deutsche Bank AG	75,232,000	PHP	1,720,178	1,671,971	48,207
10/4/2011	HSBC Bank plc	60,346,000	PHP	1,379,810	1,339,058	40,752
10/5/2011	Deutsche Bank AG	89,947,000	PHP	2,056,539	2,008,508	48,031
10/5/2011	HSBC Bank plc	89,969,000	PHP	2,057,042	2,010,121	46,921
10/6/2011	JPMorgan Chase	23,762,000	PHP	543,266	530,828	12,438
10/7/2011	Deutsche Bank AG	73,838,000	PHP	1,688,065	1,659,803	28,262
10/11/2011	Citibank N.A.	29,555,000	PHP	675,551	668,242	7,309
10/11/2011	Deutsche Bank AG	59,085,000	PHP	1,350,531	1,334,380	16,151
10/11/2011	HSBC Bank plc	59,197,000	PHP	1,353,091	1,334,799	18,292
10/11/2011	JPMorgan Chase	29,478,000	PHP	673,791	665,433	8,358
10/12/2011	Deutsche Bank AG	17,593,000	PHP	402,112	399,242	2,870
10/13/2011	HSBC Bank plc	29,334,000	PHP	670,436	660,750	9,686
10/13/2011	JPMorgan Chase	72,971,000	PHP	1,667,772	1,646,643	21,129
10/17/2011	JPMorgan Chase	9,568,000	PHP	218,638	217,965	673
10/17/2011	JPMorgan Chase	31,771,000	PHP	725,998	723,762	2,236
10/19/2011	Deutsche Bank AG	16,007,000	PHP	365,741	363,465	2,276
10/19/2011	HSBC Bank plc	58,332,000	PHP	1,332,816	1,322,062	10,754
10/21/2011	Deutsche Bank AG	63,989,000	PHP	1,461,934	1,441,713	20,221
10/21/2011	JPMorgan Chase	32,130,000	PHP	734,063	724,105	9,958
10/26/2011	Deutsche Bank AG	62,498,000	PHP	1,427,533	1,416,835	10,698
10/26/2011	HSBC Bank plc	58,332,000	PHP	1,332,376	1,320,565	11,811
10/26/2011	JPMorgan Chase	31,270,000	PHP	714,246	709,038	5,208
10/27/2011	HSBC Bank plc	15,770,000	PHP	360,190	359,144	1,046
10/28/2011	Deutsche Bank AG	25,083,000	PHP	572,873	570,951	1,922
10/28/2011	Deutsche Bank AG	31,530,000	PHP	720,117	718,060	2,057
10/28/2011	HSBC Bank plc	10,510,000	PHP	240,039	239,408	631
10/31/2011	HSBC Bank plc	20,520,000	PHP	468,592	466,682	1,910
11/4/2011	Deutsche Bank AG	10,300,000	PHP	235,165	239,418	(4,253)
11/14/2011	Deutsche Bank AG	18,200,000	PHP	415,339	422,745	(7,406)
1/13/2012	JPMorgan Chase	141,109,000	PHP	3,211,233	3,205,202	6,031
1/17/2012	HSBC Bank plc	22,640,000	PHP	515,131	514,745	386
1/18/2012	Deutsche Bank AG	25,275,000	PHP	575,060	567,276	7,784
1/18/2012	HSBC Bank plc	44,316,000	PHP	1,008,284	994,859	13,425
1/19/2012	Deutsche Bank AG	15,814,000	PHP	359,786	356,091	3,695
1/19/2012	JPMorgan Chase	63,113,000	PHP	1,435,893	1,402,979	32,914
1/26/2012	HSBC Bank plc	58,332,000	PHP	1,326,713	1,295,403	31,310
2/3/2012	Deutsche Bank AG	59,600,000	PHP	1,355,078	1,341,104	13,974
2/3/2012	HSBC Bank plc	21,300,000	PHP	484,281	478,856	5,425
2/3/2012	HSBC Bank plc	16,800,000	PHP	381,968	377,859	4,109
2/6/2012	HSBC Bank plc	16,800,000	PHP	381,918	379,661	2,257
2/6/2012	HSBC Bank plc	15,700,000	PHP	356,911	354,802	2,109
2/7/2012	JPMorgan Chase	23,000,000	PHP	522,842	518,018	4,824
2/7/2012	Deutsche Bank AG	2,353,000	SGD	1,868,822	1,842,542	26,280
2/7/2012	HSBC Bank plc	2,353,000	SGD	1,868,822	1,842,773	26,049
2/8/2012	Deutsche Bank AG	4,218,000	SGD	3,350,069	3,316,948	33,121
2/8/2012	Deutsche Bank AG	469,000	SGD	372,495	368,479	4,016
2/9/2012	Barclays Bank plc	654,403	SGD	519,749	513,717	6,032
2/13/2012	HSBC Bank plc	2,333,200	SGD	1,853,125	1,832,170	20,955
2/14/2012	HSBC Bank plc	1,679,900	SGD	1,334,250	1,319,152	15,098
2/17/2012	Barclays Bank plc	1,863,000	SGD	1,479,687	1,458,146	21,541
2/17/2012	Deutsche Bank AG	2,796,000	SGD	2,220,722	2,186,989	33,733
2/17/2012	HSBC Bank plc	2,796,000	SGD	2,220,722	2,187,058	33,664
2/24/2012	Deutsche Bank AG	3,648,000	SGD	2,897,475	2,853,857	43,618
2/27/2012	Deutsche Bank AG	2,274,000	SGD	1,806,170	1,783,390	22,780

MIST-138

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Forward Foreign Currency Exchange Contracts to Buy—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/29/2012	Deutsche Bank AG	2,277,000	SGD	$1,808,562	$1,783,476	$25,086
3/19/2012	Deutsche Bank AG	3,051,000	SGD	2,423,446	2,391,684	31,762
3/19/2012	HSBC Bank plc	3,488,000	SGD	2,770,561	2,733,628	36,933
3/19/2012	JPMorgan Chase	4,370,000	SGD	3,471,144	3,416,999	54,145
3/21/2012	Deutsche Bank AG	3,284,900	SGD	2,609,249	2,562,524	46,725
3/21/2012	HSBC Bank plc	2,625,000	SGD	2,085,080	2,050,061	35,019

						$11,621,902

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/7/2011	Deutsche Bank AG	3,184,000	EUR	$4,515,933	$4,302,635	$(213,298)
4/7/2011	HSBC Bank plc	3,821,000	EUR	5,419,402	5,163,814	(255,588)
4/7/2011	UBS AG	1,911,000	EUR	2,710,411	2,581,570	(128,841)
4/13/2011	UBS AG	3,193,000	EUR	4,528,193	4,301,290	(226,903)
4/14/2011	HSBC Bank plc	2,625,000	EUR	3,722,607	3,583,493	(139,114)
5/10/2011	UBS AG	17,552,000	EUR	24,878,912	22,420,925	(2,457,987)
5/11/2011	Deutsche Bank AG	8,138,999	EUR	11,536,315	10,382,921	(1,153,394)
8/22/2011	UBS AG	2,270,000	EUR	3,209,849	2,923,124	(286,725)
8/23/2011	UBS AG	2,271,000	EUR	3,211,180	2,919,643	(291,537)
8/25/2011	Barclays Bank plc	2,255,000	EUR	3,188,390	2,853,703	(334,687)
10/5/2011	UBS AG	2,310,000	EUR	3,262,656	3,160,265	(102,391)
10/6/2011	UBS AG	3,220,000	EUR	4,547,802	4,396,588	(151,214)
10/12/2011	UBS AG	3,217,000	EUR	4,542,708	4,476,262	(66,446)
10/27/2011	Deutsche Bank AG	4,106,000	EUR	5,795,331	5,719,412	(75,919)
10/27/2011	Deutsche Bank AG	4,112,000	EUR	5,803,799	5,727,810	(75,989)
10/27/2011	UBS AG	4,118,000	EUR	5,812,268	5,735,345	(76,923)
11/3/2011	Deutsche Bank AG	1,990,000	EUR	2,808,128	2,751,474	(56,654)
11/7/2011	Deutsche Bank AG	1,525,000	EUR	2,151,687	2,126,277	(25,410)
12/2/2011	Deutsche Bank AG	1,380,000	EUR	1,945,575	1,795,725	(149,850)
12/12/2011	Barclays Bank plc	1,340,000	EUR	1,888,589	1,770,676	(117,913)
1/5/2012	Deutsche Bank AG	15,484,300	EUR	21,807,024	20,641,346	(1,165,678)
1/11/2012	UBS AG	8,953,000	EUR	12,606,203	11,588,987	(1,017,216)
1/18/2012	Deutsche Bank AG	1,805,000	EUR	2,540,908	2,393,078	(147,830)
1/27/2012	Citibank N.A.	1,858,400	EUR	2,615,275	2,512,798	(102,477)
2/8/2012	Citibank N.A.	2,553,000	EUR	3,591,294	3,448,873	(142,421)
2/8/2012	UBS AG	1,915,000	EUR	2,693,822	2,593,772	(100,050)
2/9/2012	Barclays Bank plc	558,000	EUR	784,909	752,184	(32,725)
2/9/2012	Deutsche Bank AG	137,000	EUR	192,711	184,517	(8,194)
2/9/2012	HSBC Bank plc	419,000	EUR	589,385	563,471	(25,914)
2/10/2012	Barclays Bank plc	465,000	EUR	654,069	630,540	(23,529)
2/13/2012	UBS AG	446,000	EUR	627,279	605,565	(21,714)
2/16/2012	JPMorgan Chase	956,000	EUR	1,344,433	1,278,746	(65,687)
2/16/2012	UBS AG	956,000	EUR	1,344,433	1,279,291	(65,142)
2/17/2012	Deutsche Bank AG	1,022,000	EUR	1,437,201	1,371,340	(65,861)
2/21/2012	UBS AG	1,022,000	EUR	1,437,005	1,368,264	(68,741)
2/27/2012	Deutsche Bank AG	1,592,000	EUR	2,238,007	2,169,211	(68,796)
2/29/2012	Deutsche Bank AG	966,320	EUR	1,358,344	1,320,476	(37,868)
3/1/2012	Deutsche Bank AG	455,000	EUR	639,566	620,370	(19,196)
3/5/2012	Deutsche Bank AG	457,000	EUR	642,289	624,582	(17,707)
3/8/2012	HSBC Bank plc	714,000	EUR	1,003,387	986,748	(16,639)
3/8/2012	Morgan Stanley	2,023,000	EUR	2,842,928	2,798,719	(44,209)
3/8/2012	UBS AG	2,677,000	EUR	3,761,997	3,703,763	(58,234)
3/26/2012	Deutsche Bank AG	1,040,000	EUR	1,460,618	1,455,594	(5,024)
4/4/2012	Deutsche Bank AG	1,420,000	EUR	1,993,693	1,994,745	1,052
4/20/2011	Citibank N.A.	100,800,000	JPY	1,217,937	1,099,794	(118,143)
4/20/2011	UBS AG	100,800,000	JPY	1,217,937	1,099,213	(118,724)
8/18/2011	Deutsche Bank AG	186,225,000	JPY	2,252,313	2,191,527	(60,786)

MIST-139

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Forward Foreign Currency Exchange Contracts to Sell—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/18/2011	JPMorgan Chase	152,028,000	JPY	$1,838,715	$1,779,771	$(58,944)
8/18/2011	UBS AG	305,946,000	JPY	3,700,289	3,600,339	(99,950)
8/19/2011	HSBC Bank plc	151,323,000	JPY	1,830,208	1,780,543	(49,665)
8/22/2011	Barclays Bank plc	151,705,000	JPY	1,834,886	1,785,899	(48,987)
8/22/2011	Deutsche Bank AG	151,899,000	JPY	1,837,232	1,790,417	(46,815)
8/22/2011	Morgan Stanley	119,300,000	JPY	1,442,945	1,404,455	(38,490)
8/23/2011	Citibank N.A.	303,103,000	JPY	3,666,098	3,574,201	(91,897)
8/23/2011	Credit Suisse Group AG	300,880,000	JPY	3,639,210	3,539,765	(99,445)
8/23/2011	Deutsche Bank AG	149,920,000	JPY	1,813,315	1,770,806	(42,509)
8/24/2011	Barclays Bank plc	301,452,000	JPY	3,646,167	3,561,747	(84,420)
8/24/2011	JPMorgan Chase	302,459,000	JPY	3,658,347	3,564,632	(93,715)
8/25/2011	Barclays Bank plc	126,257,000	JPY	1,527,139	1,487,827	(39,312)
8/25/2011	Deutsche Bank AG	193,175,000	JPY	2,336,544	2,276,531	(60,013)
8/25/2011	Deutsche Bank AG	63,483,000	JPY	767,857	747,404	(20,453)
8/26/2011	HSBC Bank plc	148,685,000	JPY	1,798,435	1,778,671	(19,764)
8/26/2011	HSBC Bank plc	223,934,000	JPY	2,708,617	2,678,851	(29,766)
8/26/2011	HSBC Bank plc	223,165,000	JPY	2,699,316	2,669,652	(29,664)
8/26/2011	HSBC Bank plc	127,670,000	JPY	1,544,246	1,527,276	(16,970)
8/26/2011	HSBC Bank plc	189,374,000	JPY	2,290,593	2,265,421	(25,172)
8/26/2011	HSBC Bank plc	62,949,000	JPY	761,406	753,039	(8,367)
8/26/2011	JPMorgan Chase	126,965,000	JPY	1,535,718	1,499,173	(36,545)
8/26/2011	JPMorgan Chase	70,389,000	JPY	851,398	831,432	(19,966)
8/26/2011	JPMorgan Chase	7,000,000	JPY	84,669	82,664	(2,005)
8/26/2011	JPMorgan Chase	39,663,000	JPY	479,748	468,608	(11,140)
8/26/2011	UBS AG	160,467,000	JPY	1,940,945	1,911,619	(29,326)
8/26/2011	UBS AG	190,155,000	JPY	2,300,040	2,265,287	(34,753)
8/30/2011	Barclays Bank plc	358,900,000	JPY	4,341,297	4,262,774	(78,523)
9/1/2011	JPMorgan Chase	150,260,000	JPY	1,817,601	1,771,099	(46,502)
9/30/2011	JPMorgan Chase	66,105,000	JPY	799,877	789,125	(10,752)
11/8/2011	Citibank N.A.	94,232,353	JPY	1,140,877	1,165,679	24,802
11/10/2011	Barclays Bank plc	92,567,000	JPY	1,120,748	1,145,206	24,458
11/14/2011	Barclays Bank plc	229,154,000	JPY	2,774,635	2,857,282	82,647
11/14/2011	UBS AG	93,849,000	JPY	1,136,339	1,170,085	33,746
11/16/2011	Deutsche Bank AG	306,357,000	JPY	3,709,534	3,742,510	32,976
11/16/2011	JPMorgan Chase	152,982,000	JPY	1,852,388	1,869,510	17,122
11/17/2011	Barclays Bank plc	73,747,000	JPY	892,982	896,587	3,605
11/17/2011	Barclays Bank plc	305,461,000	JPY	3,698,741	3,713,676	14,935
11/17/2011	HSBC Bank plc	79,941,000	JPY	967,983	967,106	(877)
11/17/2011	UBS AG	122,208,000	JPY	1,479,782	1,484,188	4,406
11/21/2011	Barclays Bank plc	425,961,000	JPY	5,158,157	5,137,012	(21,145)
11/28/2011	Bank of America Securities LLC	330,341,000	JPY	4,000,677	3,989,625	(11,052)
11/29/2011	Barclays Bank plc	481,311,000	JPY	5,829,126	5,812,233	(16,893)
11/29/2011	Citibank N.A.	119,465,000	JPY	1,446,833	1,443,511	(3,322)
12/1/2011	Deutsche Bank AG	296,207,000	JPY	3,587,453	3,539,336	(48,117)
12/28/2011	Barclays Bank plc	109,297,635	JPY	1,324,282	1,317,014	(7,268)
12/28/2011	Citibank N.A.	109,701,956	JPY	1,329,181	1,321,233	(7,948)
12/28/2011	JPMorgan Chase	109,471,259	JPY	1,326,386	1,327,842	1,456
1/10/2012	Barclays Bank plc	88,890,000	JPY	1,077,267	1,074,849	(2,418)
1/10/2012	Citibank N.A.	44,450,000	JPY	538,694	537,823	(871)
1/10/2012	UBS AG	44,440,000	JPY	538,573	537,448	(1,125)
1/12/2012	Deutsche Bank AG	44,590,000	JPY	540,413	539,301	(1,112)
1/12/2012	HSBC Bank plc	44,630,000	JPY	540,898	540,871	(27)
1/13/2012	Barclays Bank plc	138,210,000	JPY	1,675,085	1,673,245	(1,840)
1/13/2012	HSBC Bank plc	139,260,000	JPY	1,687,811	1,687,243	(568)
1/13/2012	UBS AG	109,940,000	JPY	1,332,457	1,331,573	(884)
1/26/2012	Barclays Bank plc	411,460,000	JPY	4,988,188	5,001,945	13,757
1/26/2012	Deutsche Bank AG	102,590,000	JPY	1,243,713	1,248,084	4,371
1/26/2012	Deutsche Bank AG	239,615,982	JPY	2,904,899	2,919,725	14,826
1/26/2012	UBS AG	359,980,000	JPY	4,364,089	4,379,052	14,963
1/27/2012	HSBC Bank plc	443,025,359	JPY	5,370,971	5,405,385	34,414
2/10/2012	HSBC Bank plc	157,477,000	JPY	1,909,713	1,923,736	14,023
2/10/2012	Morgan Stanley	133,761,000	JPY	1,622,111	1,636,961	14,850
2/15/2012	Deutsche Bank AG	46,833,020	JPY	568,000	570,092	2,092

MIST-140

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Forward Foreign Currency Exchange Contracts to Sell—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/15/2012	JPMorgan Chase	55,150,000	JPY	$668,870	$671,905	$3,035
2/16/2012	JPMorgan Chase	31,950,000	JPY	387,504	386,243	(1,261)
2/22/2012	HSBC Bank plc	144,240,000	JPY	1,749,627	1,740,663	(8,964)
2/23/2012	JPMorgan Chase	144,300,000	JPY	1,750,391	1,740,546	(9,845)
3/1/2012	HSBC Bank plc	159,900,000	JPY	1,939,906	1,968,000	28,094
3/1/2012	JPMorgan Chase	160,000,000	JPY	1,941,119	1,968,504	27,385
3/1/2012	UBS AG	178,400,000	JPY	2,164,348	2,194,504	30,156
3/19/2012	Citibank N.A.	142,403,000	JPY	1,728,282	1,772,482	44,200
3/19/2012	Morgan Stanley	85,500,000	JPY	1,037,675	1,063,909	26,234
3/19/2012	UBS AG	115,450,000	JPY	1,401,165	1,437,107	35,942
3/23/2012	UBS AG	86,066,450	JPY	1,044,637	1,065,535	20,898

						$(10,854,210)

Forward Foreign Cross-Currency Exchange Contracts

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Net Unrealized Appreciation/ (Depreciation)
2/9/2012	Barclays Bank plc	1,270,000	AUD	100,711,000	JPY	$44,617
2/9/2012	Citibank N.A.	1,270,000	AUD	100,774,500	JPY	43,847
2/9/2012	Deutsche Bank AG	1,270,000	AUD	100,810,060	JPY	43,415
10/18/2011	Barclays Bank plc	4,236,000	NOK	517,513	EUR	25,903
10/19/2011	Barclays Bank plc	4,253,000	NOK	517,485	EUR	28,953
10/27/2011	Barclays Bank plc	8,488,000	NOK	1,034,996	EUR	54,234
11/7/2011	UBS AG	17,891,400	NOK	2,155,357	EUR	150,149
11/25/2011	Morgan Stanley	5,567,420	NOK	670,891	EUR	45,833
11/28/2011	Morgan Stanley	8,580,000	NOK	1,031,945	EUR	73,253
11/28/2011	UBS AG	1,720,000	NOK	206,756	EUR	14,846
11/28/2011	UBS AG	27,237,000	NOK	3,299,655	EUR	199,020
12/1/2011	UBS AG	8,810,000	NOK	1,067,879	EUR	63,391
2/8/2012	UBS AG	18,244,200	NOK	2,302,165	EUR	(4,235)
2/9/2012	UBS AG	25,499,600	NOK	3,206,005	EUR	10,372
2/9/2012	Deutsche Bank AG	36,433,000	NOK	4,581,903	EUR	13,037
2/9/2012	Deutsche Bank AG	4,666,000	PLN	1,173,394	EUR	(52,071)
5/24/2011	Morgan Stanley	5,956,000	PLN	1,402,171	EUR	99,871
7/5/2011	Deutsche Bank AG	39,200,000	PLN	9,282,501	EUR	543,988
8/16/2011	Deutsche Bank AG	35,870,000	PLN	8,762,458	EUR	85,862
2/10/2012	Barclays Bank plc	4,666,000	PLN	1,172,686	EUR	(51,154)
2/14/2012	Deutsche Bank AG	4,666,000	PLN	1,162,026	EUR	(36,477)
4/29/2011	UBS AG	261,920,000	SEK	27,198,339	EUR	2,877,536
6/29/2011	UBS AG	22,382,000	SEK	2,328,184	EUR	232,841
6/29/2011	UBS AG	16,252,000	SEK	1,694,417	EUR	163,579

						$4,670,610

AUD—	Australian Dollar
BRL—	Brazilian Real
CLP—	Chilean Peso
CNY—	Yuan Renminbi
EUR—	Euro
GBP—	British Pound
ILS—	Israeli Shekel
INR—	Indian Rupee
JPY—	Japanese Yen
MYR—	Malaysian Ringgit
NOK—	Norwegian Krone
PHP—	Philippine Peso
PLN—	Polish Zloty
SEK—	Swedish Krona
SGD—	Singapore Dollar

MIST-141

Met Investors Series Trust

Met/Templeton International Bond Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Bonds & Debt Securities—Emerging Markets*	$—	$563,986,257	$—	$563,986,257
Total Foreign Bonds & Debt Securities—Non Emerging Markets*	—	205,360,383	—	205,360,383
Municipals	—	13,708,735	—	13,708,735
Short-Term Investments
Discount Notes	—	16,130,000	—	16,130,000
Mutual Funds	12,401,614	—	—	12,401,614
Repurchase Agreements	—	24,739,000	—	24,739,000
Total Short-Term Investments	12,401,614	40,869,000	—	53,270,614

Total Investments	$12,401,614	$823,924,375	$—	$836,325,989

Forward Contracts**
Forward Contracts to Buy Appreciation	$—	$11,871,383	$—	$11,871,383
Forward Contracts to Buy (Depreciation)	—	(249,481)	—	(249,481)
Forward Contracts to Sell Appreciation	—	570,445	—	570,445
Forward Contracts to Sell (Depreciation)	—	(11,424,655)	—	(11,424,655)
Forward Cross Currency Contracts Appreciation	—	11,432,256	—	11,432,256
Forward Cross Currency Contracts (Depreciation)	—	(6,761,646)	—	(6,761,646)
Total Forward Contracts	$—	$5,438,302	$—	$5,438,302

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued base on the unrealized appreciation/depreciation on the instrument.

MIST-142

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Company—100.0%
Artio International Stock Portfolio (Class A) (b)	3,253,852	$33,091,672
BlackRock Large Cap Value Portfolio (Class A) (b)	3,849,406	42,766,902
Clarion Global Real Estate Portfolio (Class A) (a)	3,938,524	41,433,275
Davis Venture Value Portfolio (Class A) (b)	2,046,570	66,881,893
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	1,285,128	17,439,186
Harris Oakmark International Portfolio (Class A) (a)	3,007,950	42,321,852
Invesco Small Cap Growth Portfolio (Class A)* (a)	2,984,744	47,188,811
Janus Forty Portfolio (Class A) (a)	451,152	32,144,578
Jennison Growth Portfolio (Class A) (b)	5,308,580	67,100,448
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	4,510,059	36,756,981
Lord Abbett Growth and Income Portfolio (Class A) (a)	1,824,452	42,199,565
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	95,622	17,880,354
Met/Dimensional International Small Company Portfolio (Class A) (b)	2,061,214	35,720,843
MFS® Emerging Markets Equity Portfolio (Class A) (a)	2,187,815	25,750,578
MFS® Research International Portfolio (Class A) (a)	4,031,552	43,016,664
MFS® Value Portfolio (Class A) (b)	3,227,929	42,189,031
Neuberger Berman Genesis Portfolio (Class A) (b)	1,465,120	18,548,423
Rainier Large Cap Equity Portfolio (Class A) (a)	6,991,594	60,127,706
T. Rowe Price Mid Cap Growth Portfolio (Class A)* (a)	2,571,107	27,665,111
Third Avenue Small Cap Value Portfolio (Class A) (a)	1,647,344	26,341,039
Turner Mid Cap Growth Portfolio (Class A)* (a)	1,860,591	28,150,744
Van Eck Global Natural Resources Portfolio (Class A) (b)	1,477,627	28,961,492
Van Kampen Comstock Portfolio (Class A) (a)	4,222,452	42,857,886

Total Mutual Funds (Cost $712,855,564)		866,535,034

Total Investments—100.0% (Cost $712,855,564#)		866,535,034
Other assets and liabilities (net)—0.0%		(277,237)

Net Assets—100.0%		$866,257,797

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $712,855,564. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $153,948,855 and $269,385, respectively, resulting in a net unrealized appreciation of $153,679,470.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-143

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$866,535,034	$—	$—	$866,535,034
Total Investments	$866,535,034	$—	$—	$866,535,034

MIST-144

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio (Class A) (b)	29,626,039	$301,296,820
BlackRock Bond Income Portfolio (Class A) (b)	1,754,127	190,971,773
BlackRock High Yield Portfolio (Class A) (a)	22,671,023	204,039,211
BlackRock Large Cap Value Portfolio (Class A) (b)	56,643,712	629,311,639
Clarion Global Real Estate Portfolio (Class A) (a)	19,351,717	203,580,066
Davis Venture Value Portfolio (Class A) (b)	15,555,992	508,369,807
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	15,677,181	212,739,351
Harris Oakmark International Portfolio (Class A) (a)	29,004,414	408,092,101
Invesco Small Cap Growth Portfolio (Class A)* (a)	21,529,344	340,378,923
Janus Forty Portfolio (Class A) (a)	4,159,285	296,349,078
Jennison Growth Portfolio (Class A) (b)	32,593,450	411,981,206
Lazard Mid Cap Portfolio (Class A) (a)	8,863,691	107,693,850
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	26,630,854	217,041,458
Lord Abbett Bond Debenture Portfolio (Class A) (a)	22,686,065	305,808,157
Lord Abbett Growth and Income Portfolio (Class A) (a)	13,446,462	311,016,664
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	579,404	108,342,759
Met/Dimensional International Small Company Portfolio (Class A) (b)	12,296,919	213,105,610
Met/Eaton Vance Floating Rate Portfolio (Class A)* (a)	18,437,017	193,773,053
Met/Templeton International Bond Portfolio (Class A) (a)	15,482,057	198,015,511
MFS® Emerging Markets Equity Portfolio (Class A) (a)	8,949,753	105,338,590
MFS® Research International Portfolio (Class A) (a)	39,507,957	421,549,899
MFS® Value Portfolio (Class A) (b)	39,345,845	514,250,199
Neuberger Berman Genesis Portfolio (Class A) (b)	8,891,465	112,565,942
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	25,019,280	292,225,186
PIMCO Total Return Portfolio (Class A) (a)	121,746,259	1,534,002,868
Rainier Large Cap Equity Portfolio (Class A) (a)	48,822,536	419,873,807
T. Rowe Price Mid Cap Growth Portfolio (Class A)* (a)	20,431,008	219,837,649
Third Avenue Small Cap Value Portfolio (Class A) (a)	13,675,239	218,667,074
Turner Mid Cap Growth Portfolio (Class A)* (a)	7,317,454	110,713,085
Van Eck Global Natural Resources Portfolio (Class A) (b)	5,815,537	113,984,518

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Van Kampen Comstock Portfolio (Class A) (a)	30,820,755	$312,830,658
Western Asset Management U.S. Government Portfolio (Class A) (b)	38,987,817	476,431,124

Total Mutual Funds (Cost $8,783,497,651)		10,214,177,636

Total Investments—100.0% (Cost $8,783,497,651#)		10,214,177,636
Other assets and liabilities (net)—0.0%		(2,605,293)

Net Assets—100.0%		$10,211,572,343

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $8,783,497,651. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $1,436,402,352 and $5,722,367, respectively, resulting in a net unrealized appreciation of $1,430,679,985.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-145

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$10,214,177,636	$—	$—	$10,214,177,636
Total Investments	$10,214,177,636	$—	$—	$10,214,177,636

MIST-146

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio (Class A) (b)	5,000,751	$50,857,633
BlackRock Bond Income Portfolio (Class A) (b)	1,541,756	167,850,982
BlackRock High Yield Portfolio (Class A) (a)	5,717,998	51,461,986
BlackRock Large Cap Value Portfolio (Class A) (b)	9,711,956	107,899,829
Clarion Global Real Estate Portfolio (Class A) (a)	2,483,838	26,129,975
Davis Venture Value Portfolio (Class A) (b)	2,399,747	78,423,725
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	1,960,864	26,608,918
Harris Oakmark International Portfolio (Class A) (a)	3,621,978	50,961,235
Invesco Small Cap Growth Portfolio (Class A)* (a)	1,794,022	28,363,486
Jennison Growth Portfolio (Class A) (b)	6,305,771	79,704,947
Lazard Mid Cap Portfolio (Class A) (a)	2,211,429	26,868,857
Lord Abbett Bond Debenture Portfolio (Class A) (a)	11,412,453	153,839,872
Lord Abbett Growth and Income Portfolio (Class A) (a)	2,298,360	53,161,062
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	147,057	27,498,272
Met/Eaton Vance Floating Rate Portfolio (Class A)* (a)	6,974,721	73,304,321
Met/Templeton International Bond Portfolio (Class A) (a)	3,913,704	50,056,272
MFS® Research International Portfolio (Class A) (a)	4,923,200	52,530,546
MFS® Value Portfolio (Class A) (b)	8,084,350	105,662,455
Neuberger Berman Genesis Portfolio (Class A) (b)	2,229,867	28,230,110
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	19,016,865	222,116,984
PIMCO Total Return Portfolio (Class A) (a)	46,144,371	581,419,068
Rainier Large Cap Equity Portfolio (Class A) (a)	6,229,954	53,577,607
Third Avenue Small Cap Value Portfolio (Class A) (a)	1,717,626	27,464,844
Van Eck Global Natural Resources Portfolio (Class A) (b)	1,461,446	28,644,333
Van Kampen Comstock Portfolio (Class A) (a)	7,858,811	79,766,935
Western Asset Management U.S. Government Portfolio (Class A) (b)	23,412,235	286,097,517

Total Mutual Funds (Cost $2,160,814,450)		2,518,501,771

Total Investments—100.0% (Cost $2,160,814,450#)		2,518,501,771
Other assets and liabilities (net)—0.0%		(706,499)

Net Assets—100.0%		$2,517,795,272

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $2,160,814,450. Aggregate unrealized appreciation based on cost for federal income tax purpose is $357,687,321, resulting in a net unrealized appreciation of $357,687,321.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-147

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$2,518,501,771	$—	$—	$2,518,501,771
Total Investments	$2,518,501,771	$—	$—	$2,518,501,771

MIST-148

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio (Class A) (b)	22,436,669	$228,180,927
BlackRock High Yield Portfolio (Class A) (a)	8,496,951	76,472,560
BlackRock Large Cap Value Portfolio (Class A) (b)	42,648,723	473,827,315
Clarion Global Real Estate Portfolio (Class A) (a)	21,905,637	230,447,302
Davis Venture Value Portfolio (Class A) (b)	14,166,872	462,973,376
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	11,908,213	161,594,445
Harris Oakmark International Portfolio (Class A) (a)	22,101,446	310,967,352
Invesco Small Cap Growth Portfolio (Class A)* (a)	22,101,271	349,421,098
Janus Forty Portfolio (Class A) (a)	3,136,573	223,480,818
Jennison Growth Portfolio (Class A) (b)	36,960,054	467,175,077
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	40,975,741	333,952,286
Lord Abbett Bond Debenture Portfolio (Class A) (a)	5,645,989	76,107,936
Lord Abbett Growth and Income Portfolio (Class A) (a)	13,523,164	312,790,776
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	881,114	164,759,492
Met/Dimensional International Small Company Portfolio (Class A) (b)	14,197,210	246,037,643
Met/Eaton Vance Floating Rate Portfolio (Class A)* (a)	6,985,536	73,417,982
Met/Templeton International Bond Portfolio (Class A) (a)	11,758,422	150,390,215
MFS® Emerging Markets Equity Portfolio (Class A) (a)	13,531,035	159,260,288
MFS® Research International Portfolio (Class A) (a)	44,820,984	478,239,903
MFS® Value Portfolio (Class A) (b)	35,813,269	468,079,421
Neuberger Berman Genesis Portfolio (Class A) (b)	13,524,275	171,217,325
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	25,647,231	299,559,653
PIMCO Total Return Portfolio (Class A) (a)	35,089,423	442,126,734
Rainier Large Cap Equity Portfolio (Class A) (a)	55,660,404	478,679,474
T. Rowe Price Mid Cap Growth Portfolio (Class A)* (a)	15,739,805	169,360,305
Third Avenue Small Cap Value Portfolio (Class A) (a)	15,364,469	245,677,859
Turner Mid Cap Growth Portfolio (Class A)* (a)	11,269,321	170,504,824
Van Eck Global Natural Resources Portfolio (Class A) (b)	8,947,952	175,379,861
Van Kampen Comstock Portfolio (Class A) (a)	31,216,957	316,852,117

Total Mutual Funds (Cost $6,641,067,893)		7,916,934,364

Total Investments—100.0% (Cost $6,641,067,893#)		7,916,934,364
Other assets and liabilities (net)—0.0%		(2,050,791)

Net Assets—100.0%		$7,914,883,573

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $6,641,067,893. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $1,310,010,105 and $34,143,634, respectively, resulting in a net unrealized appreciation of $1,275,866,471.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-149

Met Investors Series Trust

MetLife Growth Strategy Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$7,916,934,364	$—	$—	$7,916,934,364
Total Investments	$7,916,934,364	$—	$—	$7,916,934,364

MIST-150

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio (Class A) (b)	8,898,624	$90,499,008
BlackRock Bond Income Portfolio (Class A) (b)	1,592,643	173,391,013
BlackRock High Yield Portfolio (Class A) (a)	10,343,621	93,092,593
BlackRock Large Cap Value Portfolio (Class A) (b)	21,499,369	238,857,993
Clarion Global Real Estate Portfolio (Class A) (a)	8,884,970	93,469,881
Davis Venture Value Portfolio (Class A) (b)	7,089,691	231,691,086
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	3,555,058	48,242,133
Harris Oakmark International Portfolio (Class A) (a)	9,853,397	138,637,293
Invesco Small Cap Growth Portfolio (Class A)* (a)	6,492,862	102,652,141
Jennison Growth Portfolio (Class A) (b)	14,898,787	188,320,665
Lazard Mid Cap Portfolio (Class A) (a)	4,006,589	48,680,053
Lord Abbett Bond Debenture Portfolio (Class A) (a)	13,812,412	186,191,308
Lord Abbett Growth and Income Portfolio (Class A) (a)	4,090,649	94,616,717
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	261,581	48,913,124
Met/Dimensional International Small Company Portfolio (Class A) (b)	2,780,845	48,192,046
Met/Eaton Vance Floating Rate Portfolio (Class A)* (a)	8,431,382	88,613,825
Met/Templeton International Bond Portfolio (Class A) (a)	7,070,722	90,434,538
MFS® Emerging Markets Equity Portfolio (Class A) (a)	4,098,013	48,233,612
MFS® Research International Portfolio (Class A) (a)	17,854,976	190,512,597
MFS® Value Portfolio (Class A) (b)	17,907,275	234,048,087
Neuberger Berman Genesis Portfolio (Class A) (b)	4,031,916	51,044,062
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	19,117,497	223,292,368
PIMCO Total Return Portfolio (Class A) (a)	79,907,279	1,006,831,715
Rainier Large Cap Equity Portfolio (Class A) (a)	16,774,665	144,262,116
T. Rowe Price Mid Cap Growth Portfolio (Class A)* (a)	4,622,172	49,734,576
Third Avenue Small Cap Value Portfolio (Class A) (a)	6,233,026	99,666,082
Van Eck Global Natural Resources Portfolio (Class A) (b)	2,639,281	51,729,912
Van Kampen Comstock Portfolio (Class A) (a)	13,975,917	141,855,558
Western Asset Management U.S. Government Portfolio (Class A) (b)	28,272,699	345,492,379

Total Mutual Funds (Cost $3,934,241,582)		4,591,198,481

Total Investments—100.0% (Cost $3,934,241,582#)		4,591,198,481
Other assets and liabilities (net)—0.0%		(1,214,395)

Net Assets—100.0%		$4,589,984,086

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $3,934,241,582. Aggregate unrealized appreciation based on cost for federal income tax purpose is $656,956,899, resulting in a net unrealized appreciation of $656,956,899.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-151

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$4,591,198,481	$—	$—	$4,591,198,481
Total Investments	$4,591,198,481	$—	$—	$4,591,198,481

MIST-152

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Austria—0.7%
Erste Group Bank AG (a)	175,815	$8,880,796

Bermuda—2.2%
Credicorp, Ltd.	37,625	3,947,991
Dairy Farm International Holdings, Ltd.	612,900	5,101,098
Li & Fung, Ltd.	2,574,000	13,231,919
VTech Holdings, Ltd.	363,500	4,119,932

		26,400,940

Brazil—16.9%
Anhanguera Educacional Participacoes S.A.	327,200	8,028,142
Arezzo & Co.*	356,690	4,980,022
Banco Santander Brasil S.A.	641,100	7,790,224
BM&F BOVESPA S.A.	1,310,000	9,526,834
Brasil Brokers Participacoes	1,406,000	7,334,377
Brasil Insurance Participacoes e Administracao S.A.*	8,400	9,279,205
CETIP	350,800	5,812,759
CIA Brasileira de Meios de Pagamento	797,640	6,774,886
CIA. Hering	370,400	6,819,479
Companhia de Bebidas das Americas (ADR) (a)	274,705	7,776,898
Companhia Siderurgica Nacional S.A. (ADR) (a)	174,760	2,911,502
CPFL Energia S.A.	104,800	2,983,628
CSU Cardsystem S.A.	1,471,898	4,408,151
Diagnosticos da America S.A.	742,500	9,569,180
Duratex S.A.	480,189	5,083,470
Equatorial Energia S.A.	219,100	1,709,019
Fleury S.A.	406,200	6,045,199
Itau Unibanco Banco Multiplo S.A. (ADR)	232,334	5,587,633
Kroton Educacional S.A.*	291,923	3,769,407
Lojas Renner S.A.	153,500	4,982,426
LPS Brasil-Consultoria de Imoveis S.A.	284,800	6,694,185
M Dias Branco S.A.	212,000	5,074,105
Petroleo Brasileiro S.A. (ADR)	722,378	29,205,742
Redecard S.A.	289,300	4,269,947
Totvs S.A.	182,500	3,511,231
Tractebel Energia S.A.	273,040	4,624,814
Vale S.A. (ADR) (a)	825,368	27,526,023
Vivo Participacoes S.A. (ADR)	91,849	3,708,863

		205,787,351

Canada—0.6%
Bankers Petroleum, Ltd.*	865,324	7,746,778

Cayman Islands—2.8%
Geely Automobile Holdings, Ltd.	17,900,000	6,640,666
Hengan International Group Co., Ltd.	922,500	6,837,714
Sands China, Ltd.*	4,156,000	9,253,957
Stella International Holdings, Ltd.	5,300,500	11,838,038

		34,570,375

Chile—0.7%
Banco Santander Chile (ADR) (a)	29,138	2,527,722
Empresa Nacional de Telecomunicaciones S.A.	161,639	2,648,485

Security Description	Shares	Value

Chile—(Continued)
Enersis S.A. (ADR)	185,027	$3,852,262

		9,028,469

China—8.4%
Anhui Conch Cement Co., Ltd. - Class H	3,290,000	20,704,980
Bank of China, Ltd.	38,762,000	21,552,822
China Construction Bank Corp.	31,374,060	29,404,742
China Pacific Insurance (Group) Co., Ltd. - Class H	3,810,200	15,967,967
China Shenhua Energy Co., Ltd.	2,198,000	10,354,330
Maanshan Iron & Steel Co., Ltd. - Class H	7,440,000	4,019,869

		102,004,710

Colombia—0.2%
Bancolombia S.A. (ADR) (a)	45,231	2,834,174

Czech Republic—0.9%
Komercni Banka A.S.	44,181	11,161,044

Egypt—0.6%
Commercial International Bank Egypt SAE (GDR)	1,272,450	6,985,750

Hong Kong—6.1%
China Mobile, Ltd.	855,000	7,901,915
China Overseas Land & Investment, Ltd.	3,746,000	7,693,550
China Unicom (Hong Kong), Ltd.	2,266,000	3,769,791
China Unicom, Ltd. (ADR) (a)	745,166	12,369,756
CNOOC, Ltd.	4,480,000	11,356,034
First Pacific Co., Ltd.	18,670,800	16,716,117
Hang Lung Properties, Ltd.	1,186,000	5,186,665
Sinotruk Hong Kong, Ltd.	10,476,500	8,950,890

		73,944,718

India—8.2%
BEML, Ltd.	154,162	2,388,231
Dabur India, Ltd.	5,742,988	12,402,953
Housing Development Finance Corp., Ltd.	1,140,201	17,806,694
ICICI Bank, Ltd.	393,766	9,838,617
Infosys Technologies, Ltd. (ADR)	393,289	28,198,821
MOIL, Ltd.	395,408	3,507,985
Reliance Industries, Ltd.	602,282	14,159,487
Steel Authority of India, Ltd.	3,275,481	12,461,389

		100,764,177

Indonesia—1.4%
PT Bank Negara Indonesia (Persero) Tbk	1,845,500	841,519
PT XL Axiata Tbk*	26,616,000	16,661,896

		17,503,415

Israel—1.0%
Nice Systems, Ltd. (ADR)* (a)	160,320	5,922,221
Teva Pharmaceutical Industries, Ltd. (ADR)	137,320	6,889,344

		12,811,565

MIST-153

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—1.2%
Chugoku Marine Paints, Ltd. (a)	509,000	$4,286,251
INPEX Corp. (a)	1,383	10,455,365

		14,741,616

Luxembourg—0.7%
Tenaris S.A. (ADR) (a)	82,665	4,088,611
Ternium S.A. (ADR)	128,300	4,611,102

		8,699,713

Malaysia—0.8%
CIMB Group Holdings Berhad	3,535,600	9,563,518

Mexico—5.3%
Alfa S.A.B. - Class A* (a)	228,810	2,956,214
America Movil S.A.B. de C.V. (ADR)	296,520	17,227,812
Bolsa Mexicana de Valores S.A. de C.V. (a)	1,138,700	2,392,436
Compartamos S.A.B. de C.V.* (a)	1,777,900	3,196,878
Corporacion GEO S.A.B. de C.V., Series B* (a)	1,023,640	2,865,299
Corporacion Moctezuma S.A.B. de C.V.	1,549,400	3,835,148
Genomma Lab Internacional S.A.B. de C.V. - Class B* (a)	1,442,400	3,255,627
Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR) (a)	114,630	6,736,805
Grupo Continental S.A.	617,962	2,084,416
Grupo Mexico S.A.B. de C.V., Series B	1,472,793	5,511,543
Grupo Televisa S.A. (ADR)* (a)	149,862	3,676,115
Kimberly-Clark de Mexico, S.A.B. de C.V. - Class A (a)	346,779	2,152,893
Mexichem S.A.B. de C.V. (a)	1,036,000	3,885,652
Urbi, Desarrollos Urbanos, S.A. de C.V.* (a)	1,991,256	4,619,754

		64,396,592

Panama—0.3%
Copa Holdings S.A. - Class A (a)	59,227	3,127,186

Philippines—0.4%
Manila Water Co.	12,172,200	5,092,916

Russia—6.9%
Gazprom (ADR)	807,765	26,172,351
LUKOIL (ADR)	113,929	8,133,391
Magnitogorsk Iron & Steel Works (GDR)	473,200	6,922,916
Metal and Metallurgical Co. Norilsk Nickel (ADR)	416,450	11,010,938
Mobile Telesystems (ADR)	304,297	6,460,225
Novolipetsk Steel (GDR)	168,250	7,403,000
Sberbank of Russia	4,784,070	17,987,127

		84,089,948

South Africa—7.2%
Anglo Platinum, Ltd.	90,086	9,261,196
Gold Fields, Ltd.	433,601	7,572,165
Lewis Group, Ltd.	831,425	9,149,274
MTN Group, Ltd.	1,036,174	20,898,366
Naspers, Ltd. - Class N	301,108	16,143,342
Shoprite Holdings, Ltd.	168,597	2,581,792

Security Description	Shares	Value

South Africa—(Continued)
Tiger Brands, Ltd.	232,049	$5,995,510
Truworths International, Ltd.	1,578,009	16,418,155

		88,019,800

South Korea—10.4%
Hana Financial Group, Inc.	361,550	15,672,987
KT&G Corp.	147,738	7,684,731
Mando Corp.	123,741	19,539,676
POSCO	13,781	6,324,040
Samsung Electronics Co., Ltd.	57,472	48,758,070
Seoul Semiconductor Co., Ltd.	144,963	5,653,728
Shinsegae Co., Ltd.	67,686	16,091,538
TK Corp.*	371,851	6,683,275

		126,408,045

Taiwan—8.3%
Acer, Inc.	4,345,108	8,869,251
Chinatrust Financial Holding Co., Ltd.	11,365,000	9,651,303
Formosa Plastics Corp.	3,432,000	12,075,758
High Tech Computer Corp.	320,636	12,546,937
Hon Hai Precision Industry Co., Ltd.	3,459,224	12,122,793
Siliconware Precision Industries Co.	14,069,000	17,419,710
Taiwan Semiconductor Manufacturing Co., Ltd.	10,756,842	25,791,205
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)	249,778	3,042,296

		101,519,253

Thailand—1.7%
Bangkok Bank Public Co., Ltd.	1,719,100	9,851,582
PTT Exploration and Production Public Co., Ltd.	1,791,600	10,662,523

		20,514,105

Turkey—2.4%
BIM Birlesik Magazalar A.S.	78,054	2,624,107
Tupras-Turkiye Petrol Rafinerileri A.S. (a)	243,998	7,155,416
Turkiye Garanti Bankasi A.S. (a)	4,138,941	19,348,299

		29,127,822

United Kingdom—1.6%
Standard Chartered plc	767,071	20,136,231

Total Common Stocks (Cost $941,647,986)		1,195,861,007

Preferred Stocks—1.0%

Brazil—1.0%
Eletropaulo Metropolitana S.A.	300,580	6,659,264
Suzano Papel e Celulose S.A.	238,475	2,202,614
Universo Online S.A.	300	2,889
Usinas Siderurgicas de Minas Gerais S.A. - Class A	252,800	3,064,101

		11,928,868

Total Preferred Stocks (Cost $9,191,467)		11,928,868

MIST-154

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short-Term Investments—5.4%

Security Description	Shares/Par Amount	Value

Commercial Paper—0.9%
Barclays U.S. Funding LLC 0.100%, due 04/01/11	$10,852,000	$10,852,000

Mutual Funds—4.5%
State Street Navigator Securities Lending Prime Portfolio (b)	55,404,223	55,404,223

Total Short-Term Investments (Cost $66,256,223)		66,256,223

Total Investments—104.3% (Cost $1,017,095,676#)		1,274,046,098
Other assets and liabilities (net)—(4.3)%		(52,998,400)

Net Assets—100.0%		$1,221,047,698

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $1,017,095,676. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $270,850,060 and $13,899,638, respectively, resulting in a net unrealized appreciation of $256,950,422.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $54,015,224 and the collateral received consisted of cash in the amount of $55,404,223. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
GDR—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Ten Largest Industries as of March 31, 2011 (Unaudited)

% of Net Assets
Commercial Banks	17.5
Oil, Gas & Consumable Fuels	11.1
Metals & Mining	9.2
Semiconductors & Semiconductor Equipment	8.2
Wireless Telecommunication Services	4.8
IT Services	3.6
Diversified Telecommunication Services	2.7
Specialty Retail	2.7
Diversified Financial Services	2.3
Real Estate Management & Development	2.2

MIST-155

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$8,880,796	$—	$8,880,796
Bermuda	3,947,991	22,452,949	—	26,400,940
Brazil	186,610,931	19,176,420	—	205,787,351
Canada	7,746,778	—	—	7,746,778
Cayman Islands	—	34,570,375	—	34,570,375
Chile	9,028,469	—	—	9,028,469
China	—	102,004,710	—	102,004,710
Colombia	2,834,174	—	—	2,834,174
Czech Republic	—	11,161,044	—	11,161,044
Egypt	6,985,750	—	—	6,985,750
Hong Kong	12,369,756	61,574,962	—	73,944,718
India	28,198,821	72,565,356	—	100,764,177
Indonesia	—	17,503,415	—	17,503,415
Israel	12,811,565	—	—	12,811,565
Japan	—	14,741,616	—	14,741,616
Luxembourg	8,699,713	—	—	8,699,713
Malaysia	—	9,563,518	—	9,563,518
Mexico	64,396,592	—	—	64,396,592
Panama	3,127,186	—	—	3,127,186
Philippines	—	5,092,916	—	5,092,916
Russia	43,035,434	41,054,514	—	84,089,948
South Africa	—	88,019,800	—	88,019,800
South Korea	—	126,408,045	—	126,408,045
Taiwan	3,042,296	98,476,957	—	101,519,253
Thailand	10,662,523	9,851,582	—	20,514,105
Turkey	—	29,127,822	—	29,127,822
United Kingdom	—	20,136,231	—	20,136,231
Total Common Stocks	403,497,979	792,363,028	—	1,195,861,007

Total Preferred Stocks*	11,928,868	—	—	11,928,868

Short-Term Investments
Commercial Paper	—	10,852,000	—	10,852,000
Mutual Funds	55,404,223	—	—	55,404,223
Total Short-Term Investments	55,404,223	10,852,000	—	66,256,223

Total Investments	$470,831,070	$803,215,028	$—	$1,274,046,098

*	See Schedule of Investments for additional detailed categorizations.

MIST-156

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Australia—3.8%
Iluka Resources, Ltd.	2,592,815	$35,650,914
Newcrest Mining, Ltd.	452,816	18,734,981
Nufarm, Ltd.* (a)	2,638,404	14,173,390
Westpac Banking Corp.	1,224,270	30,818,116

		99,377,401

Austria—0.8%
Erste Group Bank AG	418,603	21,144,543

Belgium—0.6%
KBC Grope N.V.*	402,599	15,157,924

Bermuda—1.3%
Cheung Kong Infrastructure Holdings, Ltd. (a)	940,000	4,451,908
Esprit Holdings, Ltd.	2,084,419	9,531,228
Hiscox, Ltd.	1,629,161	9,865,749
Li & Fung, Ltd.	2,000,817	10,285,411

		34,134,296

Brazil—3.0%
Banco Santander Brasil S.A. (ADR)	1,645,690	20,176,159
BM&F BOVESPA S.A.	1,615,900	11,751,459
Diagnosticos da America S.A.	882,900	11,378,625
Petroleo Brasileiro S.A. (ADR)	259,800	10,503,714
Tractebel Energia S.A.	532,950	9,027,230
Vivo Participacoes S.A. (ADR)	356,770	14,406,373

		77,243,560

Canada—1.6%
Bankers Petroleum, Ltd.*	1,162,408	10,406,411
Teck Resources, Ltd. - Class B	588,839	31,138,543

		41,544,954

Cayman Islands—0.6%
Sands China, Ltd.*	6,606,400	14,710,139

China—2.4%
Bank of China, Ltd.	27,963,000	15,548,257
China Construction Bank Corp.	20,571,920	19,280,641
China Pacific Insurance (Group) Co., Ltd. - Class H (a)	3,629,200	15,209,424
China Petroleum and Chemical Corp. - Class H (a)	11,518,000	11,599,160

		61,637,482

Czech Republic—1.3%
CEZ	390,956	19,996,412
Komercni Banka A.S.	59,015	14,908,423

		34,904,835

Finland—1.1%
Fortum OYJ* (a)	452,176	15,391,783
Kone OYJ - Class B (a)	20,610	1,187,018
Outotec OYJ (a)	191,272	11,516,578

		28,095,379

Security Description	Shares	Value

France—9.9%
BNP Paribas	728,243	$53,335,809
Danone S.A.	617,595	40,375,178
Dassault Systemes S.A. (a)	242,146	18,645,026
Legrand S.A.	153,927	6,406,731
LVMH Moet Hennessy Louis Vuitton S.A.	167,680	26,560,706
Publicis Groupe (a)	480,712	26,973,305
Sanofi-Aventis	477,234	33,545,371
Schneider Electric S.A.	226,685	38,778,753
Technip S.A.	116,270	12,430,305

		257,051,184

Germany—9.1%
Bayer AG	322,506	24,994,624
Bayerische Motoren Werke (BMW) AG	406,121	33,932,951
Deutsche Boerse AG	197,161	14,973,115
Linde AG	261,219	41,293,497
MAN SE	297,133	37,072,127
Rhoen-Klinikum AG	885,106	19,215,302
Siemens AG	408,299	55,977,467
Symrise AG	319,427	9,376,139

		236,835,222

Hong Kong—2.0%
China Unicom (Hong Kong), Ltd. (a)	11,772,850	19,585,693
Hang Lung Properties, Ltd.	2,159,000	9,441,830
Hutchison Whampoa, Ltd. (a)	1,393,000	16,467,566
Sinotruk Hong Kong, Ltd. (a)	8,097,000	6,917,898

		52,412,987

India—2.0%
BEML, Ltd.	269,107	4,168,924
HDFC Bank, Ltd. (ADR) (a)	89,587	15,224,415
ICICI Bank, Ltd.	1,101,075	27,511,404
Steel Authority of India, Ltd.	1,620,550	6,165,294

		53,070,037

Italy—0.7%
Telecom Italia S.p.A	13,232,156	18,899,562

Japan—19.0%
Aeon Credit Service Co., Ltd. (a)	1,176,400	16,273,746
Chugoku Marine Paints, Ltd.	760,000	6,399,903
DENSO Corp.	671,900	22,404,784
East Japan Railway Co. (a)	360,000	19,880,225
GLORY, Ltd.	857,800	18,843,976
Honda Motor Co., Ltd. (a)	720,900	27,119,268
INPEX Corp.	5,225	39,500,565
Japan Tobacco, Inc.	5,336	19,191,751
JGC Corp. (a)	1,124,000	26,257,805
KDDI Corp. (a)	3,243	20,002,191
Konica Minolta Holdings, Inc.	3,805,000	32,041,621
Lawson, Inc.	564,100	27,329,238
Miraca Holdings, Inc.	523,500	20,144,346
Mitsubishi UFJ Financial Group, Inc. (a)	3,434,400	37,332,392
Nippon Paint Co., Ltd. (a)	621,000	4,186,517
Nippon Television Network Corp.	118,910	16,886,089
Nomura Holdings, Inc. (a)	2,158,500	11,344,056
Nomura Research Institute, Ltd. (a)	568,100	12,601,566

MIST-157

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Ricoh Co., Ltd. (a)	1,033,000	$12,180,838
Santen Pharmaceutical Co., Ltd.	526,900	20,967,974
Sumitomo Metal Industries, Ltd. (a)	3,024,000	6,795,506
Sumitomo Mitsui Financial Group, Inc. (a)	874,100	27,309,685
Tokyo Gas Co., Ltd. (a)	4,697,000	21,413,425
Yamato Holdings Co., Ltd. (a)	1,898,100	29,582,566

		495,990,033

Mexico—0.4%
Kimberly-Clark de Mexico, S.A.B. de C.V. - Class A	863,330	5,359,774
Urbi, Desarrollos Urbanos, S.A. de C.V.*	2,124,000	4,927,723

		10,287,497

Netherlands—6.6%
Akzo Nobel N.V.	698,672	48,106,326
Heineken N.V.	698,915	38,221,789
ING Groep N.V.*	3,395,870	43,137,664
Koninklijke (Royal) KPN N.V.	1,811,323	30,914,180
SNS REAAL N.V.*	1,969,045	11,166,640

		171,546,599

Portugal—1.2%
EDP - Energias de Portugal S.A.	8,277,778	32,291,001

Russia—0.7%
Sberbank of Russia	4,621,840	17,377,176

Singapore—1.0%
Hutchison Port Holdings Trust*	160,800	159,192
Keppel Corp., Ltd.	1,610,000	15,726,272
United Overseas Bank, Ltd.	674,000	10,053,967

		25,939,431

South Korea—0.7%
Samsung Electronics Co., Ltd.	22,764	19,312,512

Spain—1.0%
Inditex S.A.	173,679	13,954,231
Red Electrica Corporacion S.A.	214,914	12,217,667

		26,171,898

Sweden—1.0%
Telefonaktiebolaget LM Ericsson - Class B	2,034,438	26,156,749

Switzerland—7.8%
Credit Suisse Group AG	690,774	29,437,904
Julius Baer Group, Ltd.	355,868	15,491,290
Nestle S.A.	1,208,711	69,552,391
Roche Holdings AG	324,270	46,450,684
Schindler Holding AG	53,107	6,398,193
Sonova Holding AG	87,023	7,777,590
Swiss Reinsurance Co., Ltd.	472,494	27,120,933

		202,228,985

Security Description	Shares	Value

Taiwan—1.7%
Acer, Inc.	11,263,208	$22,990,503
Taiwan Semiconductor Manufacturing Co., Ltd.	9,508,753	22,798,717

		45,789,220

United Kingdom—16.3%
Aberdeen Asset Management plc	2,087,511	7,064,500
AMEC plc	611,030	11,685,888
Amlin plc	701,743	4,298,986
Barclays plc	5,761,341	25,856,166
BG Group plc	1,142,453	28,392,556
BHP Billiton plc	1,399,802	55,510,758
BP plc	5,518,307	40,206,502
Compass Group plc	574,630	5,174,068
HSBC Holdings plc	6,472,913	66,589,704
Kingfisher plc	2,424,870	9,563,509
Reckitt Benckiser Group plc	502,276	25,807,542
Royal Dutch Shell plc - Class A (a)	1,919,355	69,659,802
Tesco plc	4,374,957	26,738,548
Vodafone Group plc	16,682,734	47,254,864

		423,803,393

United States—1.6%
Cognizant Technology Solutions Corp. - Class A*	192,820	15,695,548
Monsanto Co.	119,990	8,670,477
Synthes, Inc. (144A) (b)	123,194	16,718,720

		41,084,745

Total Common Stocks (Cost $2,239,940,879)		2,584,198,744

Short-Term Investments—8.1%
Security Description	Shares/Par Amount	Value

Mutual Funds—7.6%
State Street Navigator Securities Lending Prime Portfolio (c)	197,040,292	197,040,292

Repurchase Agreements—0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $7,816,289 on 04/01/11 collateralized by $6,495,000 Freddie Mac at 6.250% due 07/15/32 with a value of $7,972,613.	$7,816,287	7,816,287
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $4,887,354 on 04/01/11 collateralized by 5,220,000 Freddie Mac at 3.300% due 11/24/20 with a value of $4,985,100.	4,887,353	4,887,353

MIST-158

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreements—(Continued)
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $1,331,361 on 04/01/11 collateralized by $1,060,000 Fannie Mae at 6.625% due 11/15/30 with a value of $1,360,370.	$1,331,360	$1,331,360

Total Short-Term Investments (Cost $211,075,292)		211,075,292

Total Investments—107.3% (Cost $2,451,016,171#)		2,795,274,036
Other assets and liabilities (net)—(7.3)%		(189,588,437)

Net Assets—100.0%		$2,605,685,599

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $2,451,016,171. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $402,809,013 and $58,551,148, respectively, resulting in a net unrealized appreciation of $344,257,865.
(a)	All or a portion of the security was on loan. As of March 31, 2011 the market value of securities loaned was $186,893,588 and the collateral received consisted of cash in the amount of $197,040,292. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $16,718,720, which is 0.6% of net assets.
(c)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2011 (Unaudited)

% of Net Assets
Commercial Banks	15.0
Oil, Gas & Consumable Fuels	8.1
Metals & Mining	5.9
Chemicals	5.1
Pharmaceuticals	4.8
Food Products	4.2
Industrial Conglomerates	3.4
Electric Utilities	3.2
Wireless Telecommunication Services	3.1
Diversified Financial Services	3.1

MIST-159

Met Investors Series Trust

MFS® Research International Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$99,377,401	$—	$99,377,401
Austria	—	21,144,543	—	21,144,543
Belgium	—	15,157,924	—	15,157,924
Bermuda	—	34,134,296	—	34,134,296
Brazil	56,837,705	20,405,855	—	77,243,560
Canada	41,544,954	—	—	41,544,954
Cayman Islands	—	14,710,139	—	14,710,139
China	—	61,637,482	—	61,637,482
Czech Republic	—	34,904,835	—	34,904,835
Finland	—	28,095,379	—	28,095,379
France	—	257,051,184	—	257,051,184
Germany	—	236,835,222	—	236,835,222
Hong Kong	—	52,412,987	—	52,412,987
India	15,224,415	37,845,622	—	53,070,037
Italy	—	18,899,562	—	18,899,562
Japan	—	495,990,033	—	495,990,033
Mexico	10,287,497	—	—	10,287,497
Netherlands	—	171,546,599	—	171,546,599
Portugal	—	32,291,001	—	32,291,001
Russia	—	17,377,176	—	17,377,176
Singapore	159,192	25,780,239	—	25,939,431
South Korea	—	19,312,512	—	19,312,512
Spain	—	26,171,898	—	26,171,898
Sweden	—	26,156,749	—	26,156,749
Switzerland	—	202,228,985	—	202,228,985
Taiwan	—	45,789,220	—	45,789,220
United Kingdom	—	423,803,393	—	423,803,393
United States	24,366,025	16,718,720	—	41,084,745
Total Common Stocks	148,419,788	2,435,778,956	—	2,584,198,744

Short-Term Investments
Mutual Funds	197,040,292	—	—	197,040,292
Repurchase Agreements	—	14,035,000	—	14,035,000
Total Short-Term Investments	197,040,292	14,035,000	—	211,075,292

Total Investments	$345,460,080	$2,449,813,956	$—	$2,795,274,036

MIST-160

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—3.0%
C.H. Robinson Worldwide, Inc. (a)	156,810	$11,624,325
Expeditors International of Washington, Inc.	306,321	15,358,935

		26,983,260

Biotechnology—0.7%
Ironwood Pharmaceuticals, Inc.*	44,752	625,633
Ironwood Pharmaceuticals, Inc. (IPO)*	68,285	954,624
Ironwood Pharmaceuticals, Inc. - Class A* (a)	346,736	4,854,304

		6,434,561

Capital Markets—1.1%
Greenhill & Co., Inc. (a)	143,068	9,412,444

Chemicals—4.1%
Intrepid Potash, Inc.* (a)	391,443	13,630,045
Nalco Holding Co.	385,056	10,515,880
Rockwood Holdings, Inc.*	255,877	12,594,266

		36,740,191

Commercial & Professional Services—6.3%
Covanta Holding Corp. (a)	608,049	10,385,477
Edenred*	1,060,625	32,018,076
Stericycle, Inc.*	153,551	13,615,367

		56,018,920

Communications Equipment—3.5%
Motorola Solutions, Inc.*	703,326	31,431,639

Construction Materials—1.2%
Martin Marietta Materials, Inc.	118,420	10,618,721

Diversified Consumer Services—1.2%
New Oriental Education & Technology Group, Inc. (ADR)*	107,281	10,735,610

Diversified Financial Services—5.6%
IntercontinentalExchange, Inc.*	96,695	11,945,700
Leucadia National Corp.	430,189	16,149,295
Moody’s Corp. (a)	122,304	4,147,329
MSCI, Inc. - Class A* (a)	480,847	17,704,786

		49,947,110

Food Products—1.8%
Mead Johnson Nutrition Co.	282,868	16,386,543

Health Care Equipment & Supplies—5.3%
Gen-Probe, Inc.*	214,796	14,251,715
IDEXX Laboratories, Inc.* (a)	151,616	11,707,787
Intuitive Surgical, Inc.*	64,286	21,436,810

		47,396,312

Hotels, Restaurants & Leisure—5.9%
Betfair Group plc*	171,432	2,686,446
Chipotle Mexican Grill, Inc.* (a)	63,276	17,234,484
Ctrip.com International, Ltd. (ADR)*	456,772	18,951,470
Wynn Resorts, Ltd.	103,975	13,230,819

		52,103,219

Security Description	Shares	Value

Household Durables—1.6%
Gafisa S.A. (ADR) (a)	436,244	$5,601,373
NVR, Inc.*	11,109	8,398,404

		13,999,777

Internet & Catalog Retail—5.7%
Netflix, Inc.* (a)	113,774	27,001,984
Priceline.com, Inc.* (a)	46,178	23,386,386

		50,388,370

Internet Software & Services—2.7%
Akamai Technologies, Inc.*	231,995	8,815,810
Alibaba.com, Ltd.	4,195,800	7,190,076
Youku.com, Inc. (ADR)* (a)	169,881	8,071,046

		24,076,932

IT Services—3.7%
Gartner, Inc. - Class A* (a)	342,853	14,286,684
Teradata Corp.*	372,871	18,904,560

		33,191,244

Life Sciences Tools & Services—4.4%
Illumina, Inc.* (a)	391,814	27,454,407
Techne Corp.	157,555	11,280,938

		38,735,345

Machinery—1.9%
Schindler Holding AG	137,118	16,519,619

Media—3.9%
Groupe Aeroplan, Inc.	581,808	7,860,814
Morningstar, Inc. (a)	205,546	11,999,775
Naspers, Ltd. - Class N	278,411	14,926,485

		34,787,074

Metals & Mining—3.0%
Lynas Corp., Ltd.*	3,098,828	7,203,680
Molycorp, Inc.* (a)	322,528	19,358,131

		26,561,811

Multiline Retail—1.4%
Dollar Tree, Inc.*	226,911	12,598,099

Oil, Gas & Consumable Fuels—3.8%
Range Resources Corp. (a)	257,077	15,028,721
Ultra Petroleum Corp.* (a)	372,751	18,357,987

		33,386,708

Personal Products—1.3%
Natura Cosmeticos S.A.	417,824	11,795,332

Pharmaceuticals—1.1%
Valeant Pharmaceuticals International, Inc. (a)	198,860	9,905,217

Professional Services—5.6%
IHS, Inc. - Class A*	155,307	13,783,496
Intertek Group plc	571,988	18,690,627

MIST-161

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Verisk Analytics, Inc. - Class A*	519,023	$17,003,194

		49,477,317

Semiconductors & Semiconductor Equipment—2.9%
ARM Holdings plc (ADR)	496,302	13,980,827
First Solar, Inc.* (a)	51,282	8,248,197
NVIDIA Corp.*	175,057	3,231,552

		25,460,576

Software—10.4%
Autodesk, Inc.*	270,281	11,922,095
Citrix Systems, Inc.*	104,203	7,654,753
FactSet Research Systems, Inc. (a)	136,316	14,276,375
Red Hat, Inc.*	314,680	14,283,325
Rovi Corp.* (a)	147,500	7,913,375
Salesforce.com, Inc.*	132,495	17,698,682
Solera Holdings, Inc.	360,963	18,445,209

		92,193,814

Textiles, Apparel & Luxury Goods—1.5%
Lululemon Athletica, Inc.* (a)	148,868	13,256,695

Trading Companies & Distributors—1.4%
Fastenal Co.	189,645	12,294,685

Wireless Telecommunication Services—1.2%
Millicom International Cellular S.A.	115,929	11,148,892

Total Common Stocks (Cost $678,091,449)		863,986,037

Preferred Stocks—1.4%

Automobiles—0.1%
Better Place LLC* (b)	247,240	741,720

Hotels, Restaurants & Leisure—0.6%
Zynga, Inc. Series C (b)	209,521	5,878,788

Internet Software & Services—0.7%
Groupon, Inc. Series G* (b)	192,641	6,085,529

Total Preferred Stocks (Cost $12,706,037)		12,706,037

Short-Term Investments—3.6%

Mutual Funds—2.2%
State Street Navigator Securities Lending Prime Portfolio (c)	19,839,972	19,839,972

Security Description	Par Amount	Value

Repurchase Agreement—1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $11,980,003 on 04/01/11 collateralized by $12,375,000 Freddie Mac at 1.870% due 06/23/15 with a value of $12,220,313.	$11,980,000	$11,980,000

Total Short-Term Investments (Cost $31,819,972)		31,819,972

Total Investments—102.2% (Cost $722,617,458#)		908,512,046
Other assets and liabilities (net)—(2.2)%		(19,651,807)

Net Assets—100.0%		$888,860,239

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $722,617,458. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $193,515,994 and $7,621,406, respectively, resulting in a net unrealized appreciation of $185,894,588.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $19,310,894 and the collateral received consisted of cash in the amount of $19,839,972. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
IPO–	Initial Public Offering.

MIST-162

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$26,983,260	$—	$—	$26,983,260
Biotechnology	6,434,561	—	—	6,434,561
Capital Markets	9,412,444	—	—	9,412,444
Chemicals	36,740,191	—	—	36,740,191
Commercial & Professional Services	24,000,844	32,018,076	—	56,018,920
Communications Equipment	31,431,639	—	—	31,431,639
Construction Materials	10,618,721	—	—	10,618,721
Diversified Consumer Services	10,735,610	—	—	10,735,610
Diversified Financial Services	49,947,110	—	—	49,947,110
Food Products	16,386,543	—	—	16,386,543
Health Care Equipment & Supplies	47,396,312	—	—	47,396,312
Hotels, Restaurants & Leisure	49,416,773	2,686,446	—	52,103,219
Household Durables	13,999,777	—	—	13,999,777
Internet & Catalog Retail	50,388,370	—	—	50,388,370
Internet Software & Services	16,886,856	7,190,076	—	24,076,932
IT Services	33,191,244	—	—	33,191,244
Life Sciences Tools & Services	38,735,345	—	—	38,735,345
Machinery	—	16,519,619	—	16,519,619
Media	19,860,589	14,926,485	—	34,787,074
Metals & Mining	19,358,131	7,203,680	—	26,561,811
Multiline Retail	12,598,099	—	—	12,598,099
Oil, Gas & Consumable Fuels	33,386,708	—	—	33,386,708
Personal Products	11,795,332	—	—	11,795,332
Pharmaceuticals	9,905,217	—	—	9,905,217
Professional Services	30,786,690	18,690,627	—	49,477,317
Semiconductors & Semiconductor Equipment	25,460,576	—	—	25,460,576
Software	92,193,814	—	—	92,193,814
Textiles, Apparel & Luxury Goods	13,256,695	—	—	13,256,695
Trading Companies & Distributors	12,294,685	—	—	12,294,685
Wireless Telecommunication Services	11,148,892	—	—	11,148,892
Total Common Stocks	764,751,028	99,235,009	—	863,986,037

Total Preferred Stocks*	—	—	12,706,037	12,706,037

Short-Term Investments
Mutual Funds	19,839,972	—	—	19,839,972
Repurchase Agreement	—	11,980,000	—	11,980,000
Total Short-Term Investments	19,839,972	11,980,000	—	31,819,972

Total Investments	$784,591,000	$111,215,009	$12,706,037	$908,512,046

*	See Schedule of Investments for additional detailed categorization.

MIST-163

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

FAIR VALUE HIERARCHY—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Purchases	Balance as of March 31, 2011	Change in Unrealized Appreciation for Investments still held at March 31, 2011
Preferred Stocks
Automobiles	$741,720	$—	$741,720	$—
Hotels, Restaurants & Leisure	—	5,878,788	5,878,788	—
Internet Software & Services	6,085,529	—	6,085,529	—

Total	$6,827,249	$5,878,788	$12,706,037	$—

MIST-164

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Goodrich Corp.	123,260	$10,542,428
United Technologies Corp.	93,810	7,941,016

		18,483,444

Air Freight & Logistics—1.3%
United Parcel Service, Inc. - Class B	127,850	9,501,812

Auto Components—0.9%
Johnson Controls, Inc.	165,370	6,874,431

Beverages—1.4%
Brown-Forman Corp. - Class B (a)	43,450	2,967,635
Coca-Cola Co. (The)	112,690	7,476,982

		10,444,617

Biotechnology—0.9%
Celgene Corp.*	113,570	6,533,682

Capital Markets—0.5%
Charles Schwab Corp. (The)	199,380	3,594,821

Chemicals—2.5%
Ecolab, Inc.	146,710	7,485,144
Praxair, Inc.	115,200	11,704,320

		19,189,464

Commercial Banks—2.5%
Standard Chartered plc	85,170	2,210,128
U.S. Bancorp	252,600	6,676,218
Wells Fargo & Co.	322,850	10,234,345

		19,120,691

Communications Equipment—7.3%
Cisco Systems, Inc.	620,520	10,641,918
Juniper Networks, Inc.*	369,630	15,554,030
QUALCOMM, Inc.	533,800	29,268,254

		55,464,202

Computers & Peripherals—5.0%
Apple, Inc.*	108,370	37,761,526

Diversified Financial Services—2.3%
BM&F BOVESPA S.A.	790,540	5,749,117
IntercontinentalExchange, Inc.*	29,710	3,670,374
JPMorgan Chase & Co.	180,420	8,317,362

		17,736,853

Electrical Equipment—2.8%
ABB, Ltd.*	367,157	8,864,730
Emerson Electric Co.	215,540	12,594,002

		21,458,732

Electronic Equipment, Instruments & Components—1.5%
Corning, Inc.	547,870	11,302,558

Security Description	Shares	Value

Energy Equipment & Services—3.5%
Halliburton Co.	246,420	$12,281,573
Schlumberger, Ltd.	155,990	14,547,627

		26,829,200

Food & Staples Retailing—1.4%
Costco Wholesale Corp.	145,790	10,689,323

Food Products—3.3%
General Mills, Inc.	204,885	7,488,547
Nestle S.A.	180,897	10,409,286
Unilever N.V.	225,629	7,090,658

		24,988,491

Health Care Equipment & Supplies—2.4%
Baxter International, Inc.	165,950	8,923,131
Stryker Corp. (a)	146,780	8,924,224

		17,847,355

Health Care Providers & Services—1.8%
Express Scripts, Inc.*	147,340	8,193,577
Medco Health Solutions, Inc.*	102,610	5,762,578

		13,956,155

Hotels, Restaurants & Leisure—1.5%
McDonald’s Corp.	151,920	11,559,593

Household Products—1.3%
Colgate-Palmolive Co.	121,330	9,798,611

Internet & Catalog Retail—1.3%
Amazon.com, Inc.*	53,305	9,601,830

Internet Software & Services—4.8%
eBay, Inc.*	315,300	9,786,912
Google, Inc. - Class A*	44,620	26,156,690

		35,943,602

IT Services—3.4%
Cognizant Technology Solutions Corp. - Class A*	131,440	10,699,216
International Business Machines Corp.	44,700	7,289,229
Visa, Inc. - Class A (a)	104,920	7,724,210

		25,712,655

Life Sciences Tools & Services—2.3%
Mettler-Toledo International, Inc.*	34,670	5,963,240
Thermo Fisher Scientific, Inc.*	212,470	11,802,708

		17,765,948

Machinery—7.9%
Caterpillar, Inc. (a)	128,190	14,273,956
Danaher Corp.	201,550	10,460,445
Deere & Co.	89,960	8,716,224
Joy Global, Inc.	129,460	12,791,943
Parker Hannifin Corp.	143,410	13,578,059

		59,820,627

MIST-165

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—2.2%
McGraw-Hill Cos., Inc. (The)	111,920	$4,409,648
Walt Disney Co. (The)	279,340	12,036,761

		16,446,409

Metals & Mining—1.8%
Barrick Gold Corp.	118,450	6,148,740
Freeport-McMoRan Copper & Gold, Inc.	134,390	7,465,364

		13,614,104

Oil, Gas & Consumable Fuels—7.6%
Chevron Corp.	113,790	12,224,460
ConocoPhillips Co.	204,550	16,335,363
EOG Resources, Inc.	90,200	10,689,602
Occidental Petroleum Corp.	173,070	18,084,084

		57,333,509

Pharmaceuticals—5.5%
Allergan, Inc.	176,600	12,542,132
Bristol-Myers Squibb Co.	332,350	8,784,010
Novo Nordisk A.S. - Class B	101,446	12,726,157
Roche Holdings AG	50,478	7,230,819

		41,283,118

Road & Rail—1.4%
Union Pacific Corp.	104,400	10,265,652

Semiconductors & Semiconductor Equipment—1.5%
Broadcom Corp. - Class A	278,740	10,976,781

Software—5.4%
Intuit, Inc.*	195,130	10,361,403
Oracle Corp.	655,300	21,867,361
VMware, Inc. - Class A* (a)	104,590	8,528,269

		40,757,033

Specialty Retail—3.4%
Bed Bath & Beyond, Inc.*	121,960	5,887,009
O’Reilly Automotive, Inc.*	119,140	6,845,784
Tiffany & Co.	74,150	4,555,776
TJX Cos., Inc. (The)	167,120	8,310,878

		25,599,447

Textiles, Apparel & Luxury Goods—3.2%
Coach, Inc.	176,660	9,193,386
NIKE, Inc. - Class B (a)	106,910	8,093,087
Polo Ralph Lauren Corp.	58,350	7,214,978

		24,501,451

Wireless Telecommunication Services—1.1%
NII Holdings, Inc.*	195,580	8,149,819

Total Common Stocks (Cost $593,750,263)		750,907,546

Short-Term Investments—3.4%

Security Description	Shares/Par Amount	Value

Mutual Funds—2.9%
State Street Navigator Securities Lending Prime Portfolio (b)	21,619,686	$21,619,686

Repurchase Agreement—0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $3,988,001 on 04/01/11 collateralized by $4,095,000 Freddie Mac at 1.750% due 11/10/14 with a value of $4,069,406.	$3,988,000	3,988,000

Total Short-Term Investments (Cost $25,607,686)		25,607,686

Total Investments—102.7% (Cost $619,357,949#)		776,515,232
Other assets and liabilities (net)—(2.7)%		(20,270,426)

Net Assets—100.0%		$756,244,806

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $619,357,949. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $164,282,510 and $7,125,227, respectively, resulting in a net unrealized appreciation of $157,157,283.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $20,937,017 and the collateral received consisted of cash in the amount of $21,619,686. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-166

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$18,483,444	$—	$—	$18,483,444
Air Freight & Logistics	9,501,812	—	—	9,501,812
Auto Components	6,874,431	—	—	6,874,431
Beverages	10,444,617	—	—	10,444,617
Biotechnology	6,533,682	—	—	6,533,682
Capital Markets	3,594,821	—	—	3,594,821
Chemicals	19,189,464	—	—	19,189,464
Commercial Banks	16,910,563	2,210,128	—	19,120,691
Communications Equipment	55,464,202	—	—	55,464,202
Computers & Peripherals	37,761,526	—	—	37,761,526
Diversified Financial Services	17,736,853	—	—	17,736,853
Electrical Equipment	12,594,002	8,864,730	—	21,458,732
Electronic Equipment, Instruments & Components	11,302,558	—	—	11,302,558
Energy Equipment & Services	26,829,200	—	—	26,829,200
Food & Staples Retailing	10,689,323	—	—	10,689,323
Food Products	7,488,547	17,499,944	—	24,988,491
Health Care Equipment & Supplies	17,847,355	—	—	17,847,355
Health Care Providers & Services	13,956,155	—	—	13,956,155
Hotels, Restaurants & Leisure	11,559,593	—	—	11,559,593
Household Products	9,798,611	—	—	9,798,611
Internet & Catalog Retail	9,601,830	—	—	9,601,830
Internet Software & Services	35,943,602	—	—	35,943,602
IT Services	25,712,655	—	—	25,712,655
Life Sciences Tools & Services	17,765,948	—	—	17,765,948
Machinery	59,820,627	—	—	59,820,627
Media	16,446,409	—	—	16,446,409
Metals & Mining	13,614,104	—	—	13,614,104
Oil, Gas & Consumable Fuels	57,333,509	—	—	57,333,509
Pharmaceuticals	21,326,142	19,956,976	—	41,283,118
Road & Rail	10,265,652	—	—	10,265,652
Semiconductors & Semiconductor Equipment	10,976,781	—	—	10,976,781
Software	40,757,033	—	—	40,757,033
Specialty Retail	25,599,447	—	—	25,599,447
Textiles, Apparel & Luxury Goods	24,501,451	—	—	24,501,451
Wireless Telecommunication Services	8,149,819	—	—	8,149,819
Total Common Stocks	702,375,768	48,531,778	—	750,907,546

Short-Term Investments
Mutual Funds	21,619,686	—	—	21,619,686
Repurchase Agreement	—	3,988,000	—	3,988,000
Total Short-Term Investments	21,619,686	3,988,000	—	25,607,686

Total Investments	$723,995,454	$52,519,778	$—	$776,515,232

MIST-167

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

U.S. Government & Agency Obligations—84.8% of Net Assets

Security Description	Par Amount	Value

Fannie Mae
1.250%, due 03/14/14	$10,700,000	$10,653,926
6.000%, due 03/09/20	10,100,000	10,337,340
5.375%, due 04/11/22	1,700,000	1,773,013
6.280%, due 06/15/27	1,000,000	1,037,259
Fannie Mae Pool
4.500%, due 04/01/23 - 04/01/24	14,270,726	14,995,006
2.686%, due 11/01/34 (a)	2,190,482	2,309,014
5.500%, due 12/01/36 - 02/01/37	20,255,775	21,715,612
1.518%, due 07/01/44 - 09/01/44 (a)	122,680	122,832
Fannie Mae REMICS
0.400%, due 08/25/34 (a)	231,303	221,042
2.538%, due 05/25/35 (a)	1,104,827	1,138,286
1.050%, due 02/25/36 (a)	1,216,021	1,215,928
0.310%, due 12/25/36 - 07/25/37 (a)	2,217,001	2,181,248
0.630%, due 07/25/37 (a)	257,403	257,528
0.930%, due 02/25/41 (a)	12,911,950	12,941,411
Fannie Mae Whole Loan
0.600%, due 05/25/42 (a)	175,669	175,697
5.950%, due 02/25/44	234,851	236,479
Freddie Mac 0.214%, due 03/21/13 (a)	50,300,000	50,331,718
Freddie Mac Non Gold Pool 2.490%, due 01/01/34 (a)	198,496	208,369
Freddie Mac REMICS
0.655%, due 03/15/17 (a)	90,963	90,963
0.485%, due 02/15/19 (a)	5,447,245	5,440,456
0.405%, due 10/15/20 (a)	1,931,238	1,923,753
0.605%, due 12/15/30 (a)	108,341	108,379
0.705%, due 08/15/33 (a)	13,886,965	13,915,322
Freddie Mac Structured Pass Through Securities
0.510%, due 08/25/31 (a)	93,319	90,825
1.513%, due 10/25/44 (a)	5,733,213	5,663,894
1.518%, due 02/25/45 (a)	1,703,837	1,662,921
Ginnie Mae 0.554%, due 03/20/37 (a)	15,098,469	15,020,508
U.S. Treasury Inflation Index Note 1.250%, due 07/15/20	92,459,898	95,616,571
U.S. Treasury Inflation Indexed Bond
2.375%, due 04/15/11 - 01/15/27	340,752,567	381,290,366
2.000%, due 04/15/12	55,340,100	57,903,896
2.625%, due 07/15/17	107,822,777	123,970,963
1.625%, due 01/15/18	47,191,696	51,085,011
1.375%, due 07/15/18	5,718,160	6,096,542
2.000%, due 01/15/26 (b)	84,313,640	90,202,442
1.750%, due 01/15/28 (b)	79,057,425	80,774,473
3.625%, due 04/15/28	119,798,392	154,876,919
3.875%, due 04/15/29 (b)	130,719,580	175,327,636
3.375%, due 04/15/32	2,108,850	2,722,064
U.S. Treasury Inflation Indexed Note
3.375%, due 01/15/12	93,032,253	97,553,062
3.000%, due 07/15/12	77,208,023	82,757,350
1.875%, due 07/15/13 - 07/15/15	77,863,324	85,149,181
2.000%, due 01/15/14 - 01/15/16	461,279,683	505,463,022
0.625%, due 04/15/13	20,522,278	21,493,885
1.250%, due 04/15/14	69,698,406	74,547,324
1.625%, due 01/15/15	37,708,005	40,922,009
0.500%, due 04/15/15	8,229,924	8,552,693
2.500%, due 07/15/16 - 01/15/29	110,620,075	125,661,426
1.375%, due 01/15/20	62,061,119	65,159,334
1.125%, due 01/15/21	10,468,328	10,634,345

Total U.S. Government & Agency Obligations (Cost $2,494,885,938)		2,513,529,243

Domestic Bonds & Debt Securities—31.8%

Security Description	Par Amount	Value

Airlines—0.0%
Southwest Airlines Co. 5.125%, due 03/01/17	$1,000,000	$1,038,641

Beverages—0.4%
DanFin Funding, Ltd. 1.003%, due 07/16/13 (144A) (a) (c)	11,600,000	11,588,025

Capital Markets—5.2%
ABN Amro Bank N.V. 2.071%, due 01/30/14 (144A) (a) (c)	13,800,000	13,828,236
Banco Mercantil del Norte S.A. 4.375%, due 07/19/15 (144A) (c)	5,600,000	5,663,207
Goldman Sachs Group, Inc. (The) 1.393%, due 11/15/14 (a) (g)	15,400,000	21,161,599
Lehman Brothers Holdings, Inc.
0.012%, due 11/24/08 (d)	300,000	77,625
0.000%, due 12/23/08 (d)	6,300,000	1,630,125
0.024%, due 09/26/14 (d)	700,000	185,500
0.011%, due 09/27/27 (d)	400,000	104,500
Merrill Lynch & Co., Inc. Series C
0.540%, due 06/05/12 (a)	5,300,000	5,279,192
6.050%, due 08/15/12	22,200,000	23,600,132
Series EMTN
1.947%, due 09/27/12 (a) (g)	3,000,000	4,157,035
1.317%, due 01/31/14 (a) (g)	3,400,000	4,692,185
1.388%, due 05/30/14 (a) (g)	2,000,000	2,746,399
1.387%, due 08/25/14 (a) (g)	3,000,000	4,109,645
Morgan Stanley Series 1 1.161%, due 12/01/11 (a)	3,815,000	3,830,893
Series EMTN 1.422%, due 03/01/13 (a) (g)	2,600,000	3,641,099
Series GMTN 2.812%, due 05/14/13 (a)	14,800,000	15,331,024
1.388%, due 11/29/13 (a) (g)	7,300,000	10,069,158
0.603%, due 01/09/14 (a)	8,925,000	8,790,572
Nordea Bank AB 1.203%, due 01/14/14 (144A) (a) (c)	26,000,000	26,270,764

		155,168,890

Chemicals—0.4%
Dow Chemical Co. (The)
2.562%, due 08/08/11 (a)	8,940,000	9,007,855
4.850%, due 08/15/12	2,000,000	2,095,832

		11,103,687

Commercial Banks—14.0%
ANZ National International, Ltd. 6.200%, due 07/19/13 (144A) (c)	3,600,000	3,929,720
0.754%, due 08/19/14 (144A) (a)( c)	5,000,000	5,037,285
Banco Santander Brazil S.A.
2.498%, due 12/28/11 (144A) (c) (e)	900,000	882,000

MIST-168

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bond & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
2.409%, due 03/18/14 (144A) (a) (c)	$1,200,000	$1,204,281
4.250%, due 01/14/16 (144A) (c)	5,500,000	5,502,514
Bank of Scotland plc 4.880%, due 04/15/11	2,800,000	2,803,638
Barclays Bank plc 7.434%, due 09/29/49 (144A) (a) (c)	700,000	703,500
BBVA Bancomer S.A. 6.500%, due 03/10/21 (144A) (c)	6,700,000	6,654,185
BPCE S.A. 2.375%, due 10/04/13(144A) (c)	10,740,000	10,666,281
Commonwealth Bank of Australia 0.723%, due 07/12/13 (144A) (a) (c)	29,700,000	29,768,072
0.808%, due 06/25/14 (144A) (a) (c)	7,900,000	7,967,727
0.589%, due 09/17/14 (144A) (a) (c)	7,500,000	7,512,750
Dexia Credit Local
0.959%, due 09/23/11 (144A) (a) (c)	2,700,000	2,706,983
0.710%, due 03/05/13 (144A) (a) (c)	4,800,000	4,770,293
0.784%, due 04/29/14 (144A) (a) (c)	32,400,000	32,243,800
Export-Import Bank of Korea, Series 97 0.523%, due 10/04/11 (144A) (a) (c)	1,600,000	1,600,914
ICICI Bank, Ltd. 2.063%, due 02/24/14 (144A) (a) (c)	4,500,000	4,445,373
ING Bank Australia, Ltd., Series RTD 5.523%, due 06/24/14 (a) (j)	800,000	834,503
ING Bank N.V. 1.107%, due 03/30/12 (144A) (a) (c)	26,100,000	26,185,451
1.623%, due 10/18/13 (144A) (a) (c)	7,300,000	7,336,252
Intesa Sanpaolo 2.713%, due 02/24/14 (144A) (a) (c)	27,700,000	28,078,687
LeasePlan Corp. N.V. 3.000%, due 05/07/12 (144A) (c)	5,200,000	5,330,062
National Australia Bank, Ltd.
5.350%, due 06/12/13 (144A) (c)	3,000,000	3,228,555
0.803%, due 07/08/14 (144A) (a) (c)	15,500,000	15,670,298
NIBC Bank N.V. 2.800%, due 12/02/14 (144A) (c)	24,000,000	24,820,800
Royal Bank of Scotland plc
1.450%, due 10/20/11 (144A) (c)	25,000,000	25,156,975
3.000%, due 12/09/11 (144A) (c)	2,500,000	2,545,302
2.733%, due 08/23/13 (a)	17,500,000	17,987,375
Series EMTN 1.203%, due 04/23/12 (a)	800,000	806,732

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Series MTN 0.571%, due 03/30/12 (144A) (a) (c)	$36,500,000	$36,564,532
Societe Financement de l’Economie Francaise
2.125%, due 01/30/12 (144A) (c)	800,000	811,184
0.503%, due 07/16/12 (144A) (a) (c)	21,500,000	21,581,700
Svenska Handelsbanken AB 1.310%, due 09/14/12 (144A) (a) (c)	8,700,000	8,778,483
UBS AG, Series BKNT 2.250%, due 08/12/13	2,600,000	2,626,671
Wachovia Bank N.A. 0.691%, due 11/03/14 (a)	1,700,000	1,655,885
Wachovia Corp. Series EMTN 1.244%, due 02/13/14 (a) (g)	500,000	694,346
Westpac Banking Corp.
0.500%, due 12/14/12 (144A) (a) (c)	43,500,000	43,532,364
3.585%, due 08/14/14 (144A) (c)	6,700,000	7,035,121
0.590%, due 09/10/14 (144A) (a) (c)	1,300,000	1,302,640
2.700%, due 12/09/14 (144A) (c)	4,900,000	4,967,615

		415,930,849

Computers & Peripherals—0.2%
Lexmark International, Inc. 5.900%, due 06/01/13	5,000,000	5,334,450

Consumer Finance—2.1%
Ally Financial, Inc.
6.875%, due 09/15/11	700,000	714,875
3.512%, due 02/11/14 (a)	17,600,000	17,657,129
8.300%, due 02/12/15	500,000	549,375
Series UNRE 7.000%, due 02/01/12	4,300,000	4,445,125
American Express Bank FSB, Series BKNT 0.378%, due 05/29/12 (a)	1,400,000	1,396,952
American Express Co. 7.250%, due 05/20/14	2,000,000	2,276,492
American Express Credit Corp., Series C
0.368%, due 02/24/12 (a)	3,000,000	2,995,896
5.875%, due 05/02/13	400,000	432,094
FCE Bank plc, Series EMTN 7.125%, due 01/16/12 (g)	2,500,000	3,670,109
Ford Motor Credit Co. LLC
7.250%, due 10/25/11	5,800,000	5,969,482
7.800%, due 06/01/12	400,000	424,246
7.000%, due 04/15/15	16,200,000	17,550,724
Hyundai Capital Services, Inc. 4.375%, due 07/27/16 (144A) (c)	3,100,000	3,120,134

		61,202,633

Diversified Financial Services—5.1%
Bank of America Corp., Series 170 0.908%, due 06/11/12 (a) (h)	2,300,000	3,659,807

MIST-169

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bond & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Citigroup, Inc.
5.250%, due 02/27/12	$4,000,000	$4,156,060
5.300%, due 10/17/12	11,000,000	11,611,787
1.164%, due 02/15/13 (a)	19,500,000	19,568,425
2.312%, due 08/13/13 (a)	4,000,000	4,120,372
6.000%, due 12/13/13	2,300,000	2,502,412
0.591%, due 11/05/14 (a)	1,400,000	1,365,200
Series EMTN 1.238%, due 03/05/14 (a) (g)	1,400,000	1,924,606
7.375%, due 06/16/14 (g)	3,400,000	5,316,774
FIH Erhvervsbank AS 2.000%, due 06/12/13 (144A) (c)	1,200,000	1,220,645
General Electric Capital Corp., Series G 0.309%, due 09/21/12 (a)	42,900,000	42,948,691
HSBC Finance Corp.
0.653%, due 07/19/12 (a)	3,932,000	3,921,478
0.553%, due 01/15/14 (a)	3,800,000	3,746,728
Series EMTN 1.251%, due 04/05/13 (a) (g)	1,100,000	1,524,649
International Lease Finance Corp.
6.625%, due 11/15/13	1,100,000	1,144,000
6.500%, due 09/01/14 (144A) (c)	1,500,000	1,608,750
6.750%, due 09/01/16 (144A) (c)	1,300,000	1,397,500
7.125%, due 09/01/18 (144A) (c)	2,700,000	2,914,650
Macquarie Bank, Ltd., Series B 2.600%, due 01/20/12 (144A) (c)	1,400,000	1,423,934
Racers, Series A 0.506%, due 07/25/17 (144A) (a) (c) (f)	1,590,538	1,562,045
TransCapitalInvest, Ltd. 7.700%, due 08/07/13 (144A) (c)	2,700,000	3,024,767
Vita Capital III, Ltd., Series B-II 1.423%, due 01/01/12 (144A) (a) (c)	800,000	791,440
Volkswagen International Finance N.V. 0.757%, due 10/01/12 (144A) (a) (c)	25,100,000	25,118,925
Westpac Securities NZ, Ltd. 2.500%, due 05/25/12 (144A) (c)	4,000,000	4,078,448

		150,652,093

Diversified Telecommunication Services—0.5%
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, due 05/20/11	8,300,000	8,335,300
Telefonica Emisiones SAU 0.641%, due 02/04/13 (a)	6,000,000	5,946,528

		14,281,828

Food Products—0.1%
Wm. Wrigley Jr. Co. 1.684%, due 06/28/11 (144A) (a) (c)	2,400,000	2,401,409

Household Durables—0.3%
Black & Decker Corp. (The) 8.950%, due 04/15/14	2,000,000	2,366,280
D.R. Horton, Inc. 5.250%, due 02/15/15	7,500,000	7,650,000

		10,016,280

Security Description	Par Amount	Value

Insurance—0.6%
American International Group, Inc.
8.250%, due 08/15/18	$1,700,000	$1,993,849
6.400%, due 12/15/20	12,700,000	13,579,259
8.175%, due 05/15/58 (144A) (a) (c)	2,700,000	2,926,125

		18,499,233

Media—0.3%
EchoStar DBS Corp. 7.000%, due 10/01/13	6,200,000	6,727,000
Videotron Ltee 6.875%, due 01/15/14	2,000,000	2,037,500

		8,764,500

Oil, Gas & Consumable Fuels—1.6%
BP Capital Markets plc 0.450%, due 04/11/11 (a)	400,000	400,013
EOG Resources, Inc. 1.061%, due 02/03/14 (a)	14,600,000	14,738,364
Petrobras International Finance Co. 3.875%, due 01/27/16	13,800,000	13,871,160
Petroleos Mexicanos 5.500%, due 01/21/21	1,900,000	1,934,567
Pricoa Global Funding 1 0.439%, due 06/26/12 (144A) (a) (c)	17,300,000	17,196,010

		48,140,114

Thrifts & Mortgage Finance—1.0%
Achmea Hypotheekbank N.V. 3.200%, due 11/03/14 (144A) (c)	6,000,000	6,218,706
Countrywide Financial Corp., Series MTN 5.800%, due 06/07/12	1,400,000	1,473,025
Santander US Debt S.A. Unipersonal 1.107%, due 03/30/12 (144A) (a) (c)	22,000,000	21,801,626

		29,493,357

Total Domestic Bonds & Debt Securities (Cost $933,778,824)		943,615,989

Asset-Backed Securities—15.7%
Ace Securities Corp. 0.300%, due 12/25/36 (a)	46,964	45,764
Alzette European CLO S.A. 0.630%, due 12/15/20 (144A) (a) (c) (f)	1,356,369	1,307,332
American General Mortgage Loan, Series 2010 Class A1
5.150%, due 03/25/58 (144A) (a) (c)	6,945,717	7,187,796
American Money Management Corp. 0.537%, due 05/03/18 (144A) (a) (c) (f)	500,000	468,610
Aquilae Clo plc, Series 2006-1 X Class A 1.469%, due 01/17/23 (a) (f) (g)	3,596,685	4,615,738

MIST-170

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Ares Management LLC, Series CLO Funds 2006-6RA Class A1B
0.537%, due 03/12/18 (144A) (a) (c)	$2,671,212	$2,557,805
Arkle Master Issuer plc 1.464%, due 05/17/60 (144A) (a) (c)	6,900,000	6,906,454
Arran Residential Mortgages Funding plc, Series 2010-1A Class A1B
2.291%, due 05/16/47 (144A) (a) (c) (g)	1,206,014	1,711,974
Asset Backed Funding Certificates 0.600%, due 06/25/34 (a)	866,880	708,834
Babson CLO, Ltd. 0.633%, due 11/15/16 (144A) (a) (c)	2,641,269	2,553,976
Banc of America Commercial Mortgage, Inc.
0.428%, due 06/10/49 (144A) (a) (c)	550,543	528,857
5.802%, due 06/10/49 (a)	1,650,543	1,735,695
5.933%, due 02/10/51 (a)	1,100,000	1,190,509
Banc of America Funding Corp. 2.796%, due 02/20/36 (a)	2,910,315	2,792,289
Banc of America Large Loan, Inc.
2.005%, due 11/15/15 (144A) (a) (c)	22,913,372	21,700,171
0.765%, due 08/15/29 (144A) (a) (c)	4,291,437	4,121,497
5.640%, due 02/17/51 (144A) (a) (c)	1,000,000	1,064,947
Series 2009-UB1 Class A4A 5.620%, due 06/24/50 (144A) (a) (c)	1,700,000	1,814,064
Banc of America Mortgage Securities, Inc.
6.500%, due 09/25/33	147,934	154,507
5.176%, due 11/25/34 (a)	266,260	247,921
2.866%, due 06/25/35 (a)	735,394	635,954
3.184%, due 09/25/35 (a)	425,239	359,026
Bank of America Credit Card Trust 0.275%, due 03/15/14 (a)	875,000	873,990
BCRR Trust 4.230%, due 12/22/28 - 04/22/34 (144A) (c)	12,696,623	12,994,920
Bear Stearns ALT-A Trust
0.410%, due 02/25/34 (a)	400,335	328,114
2.987%, due 09/25/35 (a)	2,653,269	2,074,690
Bear Stearns ARM Trust
3.121%, due 01/25/35 (a)	4,600,997	4,260,581
2.710%, due 03/25/35 (a)	2,428,907	2,337,634
2.731%, due 03/25/35 (a)	16,895	16,299
2.290%, due 08/25/35 (a)	356,314	343,893
Series 2005-1 Class 2A1 2.783%, due 03/25/35 (a)	1,095,560	901,202
Bear Stearns Asset Backed Securities Trust
0.910%, due 10/25/32 (a)	27,188	24,402
0.580%, due 01/25/36 (a)	5,043	5,016
0.300%, due 11/25/36 (a)	15,597	14,973
1.250%, due 10/25/37 (a)	3,837,025	2,563,906
Bear Stearns Commercial Mortgage Securities
10.532%, due 05/18/11 (144A) (c) (e) (f)	3,700,000	3,663,000
Bear Stearns Structured Products, Inc. 2.683%, due 01/26/36 (a)	1,009,876	674,920

Security Description	Par Amount	Value

Capital Auto Receivables Asset Trust 1.705%, due 10/15/12 (a)	$2,460,936	$2,468,686
Carrington Mortgage Loan Trust 0.570%, due 10/25/35 (a)	411,384	388,185
Chase Issuance Trust 0.610%, due 06/16/14 (a)	1,940,000	1,943,576
Chase Mortgage Finance Corp., Series 2007-A1 Class 5A1
2.903%, due 02/25/37 (a)	426,745	398,832
Citibank Omni Master Trust
2.355%, due 05/16/16 (144A) (a) (c)	10,700,000	10,864,649
3.005%, due 08/15/18 (144A) (a) (c)	4,000,000	4,239,781
Citigroup Mortgage Loan Trust, Inc.
2.510%, due 08/25/35 (144A) (a) (c)	534,938	508,497
2.560%, due 08/25/35 (a)	485,230	432,062
2.670%, due 12/25/35 (a)	7,905,991	7,694,051
2.820%, due 12/25/35 (a)	108,784	100,840
College Loan Corp. Trust 0.553%, due 01/25/24 (a)	900,000	904,956
Commercial Mortgage Pass Through Certificates, Series 2010-C1 Class A1
3.156%, due 07/10/46 (144A) (c)	2,481,683	2,476,888
Conseco Finance Securitizations Corp. 6.681%, due 12/01/33 (a)	7,542,025	8,073,421
Countrywide Alternative Loan Trust
0.530%, due 12/25/35 (a)	61,760	43,841
0.434%, due 02/20/47 (a)	1,874,763	1,049,506
0.420%, due 05/25/47 (a)	13,114,944	8,849,171
0.430%, due 05/25/47 (a)	654,550	384,348
Series 2005-11CB Class 2A6 5.500%, due 06/25/35	1,200,000	1,026,909
Countrywide Asset-Backed Certificates
0.500%, due 04/25/36 (a)	444,777	398,970
0.430%, due 07/25/36 (a)	6,781,662	5,895,045
0.330%, due 06/25/37 (a)	35,541	35,410
0.300%, due 05/25/47 (a)	6,949	6,937
Countrywide Home Loans
2.969%, due 11/19/33 (a)	89,404	91,009
2.984%, due 08/25/34 (a)	473,838	353,267
0.540%, due 04/25/35 (a)	1,563,223	994,077
0.590%, due 06/25/35 (144A) (a) (c)	329,921	280,697
Credit Suisse First Boston Mortgage Securities Corp., Series 2010-RR4
5.467%, due 09/18/39 (144A) (a) (c)	2,000,000	2,136,465
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1 Class A3A
5.383%, due 02/15/40 (144A) (c)	1,600,000	1,702,929
Credit-Based Asset Servicing and Securitization LLC
0.370%, due 07/25/37 (144A) (a) (c)	312,423	281,057
CSAB Mortgage Backed Trust 5.720%, due 09/25/36	1,344,348	964,538
Daimler Chrysler Auto Trust 1.740%, due 09/10/12 (a)	230,154	230,510
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
0.350%, due 10/25/36 (a)	76,385	31,124
5.869%, due 10/25/36	1,249,352	792,982
5.886%, due 10/25/36	1,249,352	794,059

MIST-171

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Deutsche Mortgage Securities, Inc., Series 2010-RS2 Class A1
1.498%, due 06/28/47 (144A) (a) (c)	$1,167,769	$1,166,206
Duane Street CLO 0.562%, due 11/08/17 (144A) (a) (c) (f)	1,649,638	1,577,315
Equity One ABS, Inc. 0.550%, due 04/25/34 (a)	118,587	92,153
First Franklin Mortgage Loan Asset Backed Certificates
0.300%, due 11/25/36 (a)	108,537	107,713
First Horizon Pass Trust Mortgage 2.365%, due 06/25/34 (a)	533,903	496,348
First NLC Trust 0.320%, due 08/25/37 (144A) (a) (c)	2,045,566	1,349,288
Ford Credit Auto Owner Trust 2.755%, due 05/15/13 (a)	6,324,689	6,382,884
Gallatin Funding, Ltd. 0.563%, due 08/15/17 (144A) (a) (c) (f)	1,000,000	962,000
GE Capital Commercial Mortgage Corp. 4.229%, due 12/10/37	440,554	442,147
Gracechurch Mortgage Financing plc, Series 2007-1A Class 3A1
0.393%, due 11/20/56 (144A) (a) (c)	417,614	412,610
Granite Master Issuer plc
Series 2006-3 Class A3 0.294%, due 12/20/54 (a)	1,918,167	1,814,586
Series 2006-3 Class A7 0.354%, due 12/20/54 (a)	522,804	494,678
Series 2006-4 Class A6 0.344%, due 12/20/54 (a)	418,243	395,743
Granite Mortgages plc 0.996%, due 09/20/44 (a) (h)	1,854,304	2,854,613
Greenpoint Mortgage Funding Trust 0.470%, due 06/25/45 (a)	648,666	435,916
0.520%, due 11/25/45 (a)	284,566	187,432
0.330%, due 10/25/46 (a)	190,915	174,574
GS Mortgage Securities Corp. II 1.317%, due 03/06/20 (144A) (a) (c)	3,600,000	3,600,716
Series 2010-C1 Class A2 4.592%, due 08/10/43 (144A) (c)	6,500,000	6,545,672
GSAMP Trust 0.320%, due 10/25/36 (a)	1,171	1,128
GSR Mortgage Loan Trust 2.796%, due 09/25/35 (a)	1,107,126	1,084,151
Series 2005-AR1 Class 1A1 3.044%, due 01/25/35 (a)	796,241	751,566
Series 2005-AR3 Class 6A1 2.836%, due 05/25/35 (a)	1,353,242	1,137,095
Harborview Mortgage Loan Trust 0.474%, due 05/19/35 (a)	166,804	114,551
0.534%, due 02/19/36 (a)	332,328	210,435
Harbourmaster CLO 1.433%, due 06/15/20 (144A) (a) (c) (g)	866,587	1,165,250
Harvest CLO 2.003%, due 03/29/17 (a) (g)	546,095	712,640

Security Description	Par Amount	Value

Hillmark Funding 0.563%, due 05/21/21 (144A) (a) (c)	$15,600,000	$14,581,554
Holmes Master Issuer plc 1.106%, due 07/15/40 (a) (g)	18,400,000	26,220,953
2.339%, due 10/15/54 (144A) (c) (g)	15,300,000	21,699,949
Household Home Equity Loan Trust 0.404%, due 03/20/36 (a)	2,748,702	2,587,935
5.910%, due 03/20/36	1,330,386	1,332,101
HSI Asset Securitization Corp. Trust 0.300%, due 10/25/36 (a)	24,086	18,865
0.310%, due 05/25/37 (a)	216,075	211,507
Illinois Student Assistance Commission, Series 2010-1 Class A1
0.783%, due 04/25/17 (a)	2,091,335	2,092,339
Indus (Eclipse 2007-1X) plc, Series 2007-1X Class A
0.943%, due 01/25/20 (a) (h)	2,568,469	3,338,992
Indymac Index Mortgage Loan Trust, Series 2005-AR1 Class 2A1
5.062%, due 11/25/35 (a)	2,378,304	2,084,804
JPMorgan Chase Commercial Mortgage Securities Corp.
5.794%, due 02/12/51 (a)	1,500,000	1,618,026
JPMorgan Mortgage Acquisition Corp. 0.310%, due 03/25/47 (a)	801,790	677,360
JPMorgan Mortgage Trust 5.041%, due 02/25/35 (a)	2,588,396	2,638,585
2.922%, due 07/25/35 (a)	739,458	736,156
3.081%, due 08/25/35 (a)	1,260,473	1,077,662
5.491%, due 07/27/37 (144A) (a) (c)	2,019,941	1,733,008
Series 2005-A6 Class 2A1 3.142%, due 08/25/35 (a)	928,863	811,389
Series 2005-A6 Class 4A1 5.437%, due 09/25/35 (a)	440,841	410,743
Series 2007-A1 Class 1A1 3.006%, due 07/25/35 (a)	815,674	803,198
Landmark CDO, Series 2005-1A Class A1L
0.611%, due 06/01/17 (144A) (a) (c)	6,900,297	6,633,635
Magnolia Funding, Ltd. 3.000%, due 04/20/17 (144A) (c) (g)	1,442,676	2,042,167
Master Adjustable Rate Mortgages Trust 2.563%, due 12/25/33 (a)	459,896	436,690
2.899%, due 11/21/34 (a)	600,000	587,366
Mellon Residential Funding Corp. 0.695%, due 12/15/30 (a)	113,273	108,321
0.955%, due 11/15/31 (a)	949,946	911,805
Merrill Lynch Floating Trust 0.325%, due 06/15/22 (144A) (a) (c)	159,451	156,257
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700%, due 09/12/49	5,400,000	5,666,335
Merrill Lynch/Countrywide Mortgage Investors Trust
1.250%, due 10/25/35 (a)	494,445	434,467
1.707%, due 10/25/35 (a)	2,605,042	2,392,555
0.500%, due 11/25/35 (a)	365,278	315,607
5.430%, due 12/25/35 (a)	870,796	778,739
0.320%, due 07/25/37 (a)	21,454	21,220

MIST-172

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Morgan Stanley Capital, Inc. 0.300%, due 11/25/36 (a)	$967	$951
Nautique Funding, Ltd., Series 2006-1A Class A1A
0.553%, due 04/15/20 (144A) (a) (c) (f)	962,297	889,847
Navigare Funding CLO, Ltd., Series 2006-1A Class A
0.573%, due 05/20/19 (144A) (a) (c)	700,000	675,250
Navigator CDO, Ltd. 1.163%, due 11/15/15 (144A) (a) (c)	561,119	558,780
NCUA Guaranteed Notes Series 2010-R1 Class 1A
0.690%, due 10/07/20 (a)	6,236,078	6,243,873
Series 2010-R3 Class 2A 0.859%, due 12/08/20 (a)	7,092,834	7,129,407
Nelnet Student Loan Trust, Series 2008-4 Class A2
1.003%, due 07/25/18 (a)	1,584,793	1,591,986
NYLIM Flatiron CLO, Ltd., Series 2006-1A Class A2A
0.532%, due 08/08/20 (144A) (a) (c) (f)	600,000	558,563
Pacifica CDO Ltd. 0.663%, due 02/15/17 (a)	11,413,159	11,142,097
Park Place Securities, Inc. 0.930%, due 12/25/34 (a)	4,408,828	4,205,759
0.510%, due 09/25/35 (a)	30,826	28,022
Penta CLO S.A. 1.478%, due 06/04/24 (a) (f) (g)	4,357,383	5,579,673
RBSCF Trust, Series 2010-RR4 Class CMLA 6.013%, due 12/16/49 (144A) (a) (c)	2,600,000	2,865,959
RBSSP Resecuritization Trust 2.703%, due 07/26/45 (144A) (a) (c)	14,612,440	14,378,414
Residential Accredit Loans, Inc. 0.550%, due 08/25/35 (a)	262,399	162,451
1.672%, due 09/25/45 (a)	282,678	181,387
Securitized Asset Sales, Inc. 2.736%, due 11/26/23 (a)	7,317	7,218
Sequoia Mortgage Trust 0.604%, due 10/19/26 (a)	236,128	207,961
0.454%, due 07/20/36 (a)	3,021,625	2,513,424
SLM Student Loan Trust 0.303%, due 01/25/16 (a)	35,114	35,110
0.803%, due 10/25/17 (a)	860,000	861,490
1.905%, due 12/15/17 (144A) (a) (c)	3,398,984	3,425,521
1.803%, due 04/25/23 (a)	26,360,202	27,242,388
6.255%, due 07/15/42 (144A) (a) (c)	14,590,289	14,100,457
4.500%, due 11/16/43 (144A) (a) (c)	4,892,678	4,756,016
Series 2004-5X Class A5 1.105%, due 10/25/23 (a) (g)	4,100,000	5,553,801
Small Business Administration Participation Certificates
5.510%, due 11/01/27	5,826,924	6,294,692
Soundview Home Equity Loan Trust 0.310%, due 11/25/36 (144A) (a) (c)	69,744	24,924

Security Description	Par Amount	Value

Structured Adjustable Rate Mortgage Loan Trust
2.585%, due 02/25/34 (a)	$367,437	$354,566
1.712%, due 01/25/35 (a)	216,286	126,414
Structured Asset Investment Loan Trust 0.300%, due 07/25/36 (a)	1,997	1,992
Structured Asset Mortgage Investments, Inc. 0.584%, due 10/19/34 (a)	180,647	167,550
0.504%, due 07/19/35 (a)	353,186	259,691
0.440%, due 06/25/36 (a)	177,359	119,921
0.460%, due 05/25/46 (a)	77,335	43,982
Structured Asset Securities Corp. 1.750%, due 04/25/35 (a)	756,450	582,981
2.768%, due 10/25/35 (144A) (a) (c)	358,854	293,747
0.300%, due 05/25/36 - 10/25/36 (a)	36,065	35,893
SWAN Environment Pvt., Ltd. 6.110%, due 04/25/41 (a) (j)	749,741	764,497
Symphony CLO, Ltd. 0.553%, due 05/15/19 (144A) (a) (c)	3,500,000	3,239,295
TBW Mortgage Backed Pass Through Certificates
6.015%, due 07/25/37	546,568	315,470
Thornburg Mortgage Securities Trust 0.380%, due 06/25/37 (a)	1,809,252	1,766,402
6.171%, due 09/25/37 (a)	5,532,816	5,571,877
0.370%, due 10/25/46 (a)	1,698,628	1,683,411
Truman Capital Mortgage Loan Trust 0.590%, due 01/25/34 (144A) (a) (c)	575	573
Vornado DP LLC, Series 2010-VNO Class A2FX-4
4.004%, due 09/13/28 (144A) (c)	7,000,000	6,714,033
Wachovia Bank Commercial Mortgage Trust
0.335%, due 06/15/20 (144A) (a) (c)	4,029,381	3,733,406
0.345%, due 09/15/21 (144A) (a) (c)	2,855,033	2,830,338
Series 2004-C14 Class A4 5.088%, due 08/15/41 (a)	1,500,000	1,596,661
WaMu Mortgage Pass Through Certificates
1.512%, due 11/25/42 (a)	41,794	37,159
0.540%, due 10/25/45 (a)	1,930,457	1,674,131
0.510%, due 11/25/45 (a)	304,490	258,111
1.312%, due 02/25/46 (a)	312,012	247,850
2.984%, due 07/25/46 (a)	1,276,923	983,657
1.812%, due 11/25/46 (a)	449,950	328,067
1.122%, due 12/25/46 (a)	178,275	130,983
Series 2005-AR10 Class 3A1 5.504%, due 08/25/35 (a)	914,933	825,621
Series 2005-AR14 Class 2A1 5.254%, due 12/25/35 (a)	508,616	473,883
Series 2007-OA4 Class 1A 1.082%, due 05/25/47 (a)	757,959	533,814
Wells Fargo Mortgage Backed Securities Trust
2.883%, due 09/25/34 (a)	1,222,452	1,253,996
2.762%, due 11/25/34 (a)	514,904	510,824
2.886%, due 10/25/35 (a)	46,613	43,702
2.825%, due 03/25/36 (a)	325,464	290,360

MIST-173

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Series 2006-AR4 Class 2A4 5.629%, due 04/25/36 (a)	$1,000,000	$952,165
Wind River CLO, Ltd. 0.639%, due 12/19/16 (144A) (a) (c)	891,894	856,860
Wood Street CLO B.V., Series II-A Class A1
1.763%, due 03/29/21 (144A) (a) (c) (f) (g)	893,454	1,169,110

Total Asset-Backed Securities (Cost $461,154,084)		464,142,649

Foreign Bonds & Debt Securities—6.8%

Australia—1.2%
Australia Government Bond
Series 20CI 4.000%, due 08/20/20 (j)	5,100,000	8,666,398
Series 25CI 3.000%, due 09/20/25 (j)	12,600,000	14,190,705
Series CAIN408 2.500%, due 09/20/30 (j)	2,500,000	2,557,192
New South Wales Treasury Corp., Series CIB1
2.750%, due 11/20/25 (j)	8,300,000	9,039,715

		34,454,010

Italy—0.2%
Italy Buoni Poliennali Del Tesoro, Series CPI
2.100%, due 09/15/16 (g)	4,625,760	6,688,791

Japan—4.4%
Japan Treasury Bill, Series 166 0.010%, due 04/25/11 (e) (i)	10,810,000,000	130,594,125

Spain—1.0%
Instituto de Credito Oficial 2.941%, due 03/25/14 (144A) (a) (c) (f) (g)	20,800,000	29,428,031

Total Foreign Bonds & Debt Securities (Cost $196,760,993)		201,164,957

Municipals—0.1%
Buckeye Tobacco Settlement Financing Authority 5.875%, due 06/01/47	1,000,000	665,550
Tobacco Settlement Financing Corp. 6.000%, due 06/01/23	645,000	654,714
7.467%, due 06/01/47	1,130,000	789,542

Total Municipals (Cost $2,660,285)		2,109,806

Loan Participation—0.1%

Automobile—0.1%
Ford Motor Corp. 3.010%, due 12/15/13 - 12/16/13 (a)	746,612	747,273

Security Description	Par Amount	Value

Wireless Telecommunication Services—0.0%
Intelsat Jackson Holdings, Ltd. 5.250%, due 02/01/14 (a)	$500,000	$491,563

Total Loan Participation (Cost $1,244,113)		1,238,836

Convertible Preferred Stocks—0.0%
Security Description	Shares/Par Amount	Value

Commercial Banks—0.0%
Wells Fargo & Co., Series L 7.500%	900	931,680

Total Convertible Preferred Stock (Cost $900,000)		931,680

Purchased Options—0.0%
IRO USD 1 Year Swaption 2.0, (Counterparty - Goldman Sachs & Co.) 0.000%, due 11/19/12	39,500,000	287,169

Total Purchased Options (Cost $95,787)		287,169

Short-Term Investments—3.4%

Commercial Paper—2.7%
Banco Bradesco S.A. 1.000%, due 06/27/11 (144A) (c)	$14,700,000	14,652,210
Banco Do Brasil S.A. 0.000%, due 11/15/11	7,100,000	7,042,114
Barclays Bank plc, Series YCD 1.409%, due 12/16/11 (a)	27,400,000	27,400,000
Itau Unibanco S.A. New York 1.000%, due 03/02/12	28,900,000	28,449,118
Nordea Bank Finland plc, Series YCD 0.603%, due 10/14/11 (a)	2,940,000	2,942,820

		80,486,262

Repurchase Agreements—0.3%
Credit Suisse Securities (USA) LLC, Repurchase Agreement, dated 03/31/11 at 0.140% to be repurchased at $1,400,005 on 04/01/11 collateralized by $1,391,000 U.S. Treasury Note at 2.625% due 04/30/16 with a value of $1,427,965.	1,400,000	1,400,000
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $6,230,002 on 04/01/11 collateralized by $6,365,000 U.S. Treasury Bill at 0.000% due 09/22/11 with a value of $6,358,635.	6,230,000	6,230,000

		7,630,000

U.S. Government & Agency Discount Notes—0.4%
U.S. Treasury Bills 0.175%, due 06/09/11 (e)	220,000	219,926
0.181%, due 06/09/11 (e)	520,000	519,820
0.120%, due 07/07/11 (e)	550,000	549,822

MIST-174

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

U.S. Government & Agency Discount Notes—(Continued)
0.171%, due 07/14/11 (e)	$2,180,000	$2,178,920
0.153%, due 07/28/11 (e)	30,000	29,985
0.164%, due 08/04/11 (e)	1,520,000	1,519,135
0.170%, due 08/11/11 (e)	3,130,000	3,128,049
0.167%, due 09/15/11 (e)	5,380,000	5,375,820

		13,521,477

Total Short-Term Investments (Cost $101,637,739)		101,637,739

Total Investments—142.7% (Cost $4,193,117,763#)		4,228,658,068

Other Assets and Liabilities (net)—(42.7)%		(1,264,613,562)

Net Assets—100.0%		$2,964,044,506

#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $4,193,117,763. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $55,730,595 and $20,190,290, respectively, resulting in a net unrealized appreciation of $35,540,305.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $1,775,426.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $802,526,372, which is 27.1% of the Portfolio’s net assets.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Zero coupon bond - Interest rate represents current yield to maturity.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees.
(g)	Par shown in Euro. Value is shown in USD.
(h)	Par shown in British Pound. Value is shown in USD.
(i)	Par shown in Japanese Yen. Value is shown in USD.
(j)	Par shown in Australian Dollar. Value is shown in USD.

Credit Composition as of March 31, 2011 (Unaudited)

Portfolio Composition by Credit Quality	% of Fixed Income Market Value
AAA/Government/Government Agency	75.2
AA	6.2
A	8.4
BBB	2.2
BB	1.4
B	0.9
CCC	0.3
Not Rated	5.4

MIST-175

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Futures Contracts

The futures contracts outstanding as of March 31, 2011, the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2011	Unrealized Appreciation/ (Depreciation)
90 Day Euro Dollar Futures	09/19/2011	506	$125,886,475	$125,918,100	$31,625
90 Day Euro Dollar Futures	12/19/2011	61	15,170,413	15,157,738	(12,675)
90 Day Euro Dollar Futures	03/19/2012	889	220,565,250	220,349,762	(215,488)
90 Day Euro Dollar Futures	06/18/2012	2	495,075	493,975	(1,100)

Net Unrealized Depreciation					$(197,638)

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/29/2011	Deutsche Bank AG	519,000	AUD	$535,923	$506,428	$29,495
4/4/2011	Barclays Bank plc	24,037,729	BRL	14,752,051	14,168,177	583,874
6/2/2011	Citibank N.A.	24,037,729	BRL	14,564,269	14,189,923	374,346
6/20/2011	Citibank N.A.	24,612,000	CAD	25,281,819	25,184,674	97,145
11/15/2011	JPMorgan Chase Bank N.A.	43,219,513	CNY	6,675,344	6,728,867	(53,523)
2/13/2012	Deutsche Bank AG	37,170,584	CNY	5,767,235	5,738,415	28,820
4/15/2011	Barclays Bank plc	17,814,000,000	IDR	2,042,211	2,000,000	42,211
10/31/2011	Citibank N.A.	28,025,600,000	IDR	3,109,168	3,020,000	89,168
10/31/2011	Citibank N.A.	17,461,600,000	IDR	1,937,195	1,898,000	39,195
10/31/2011	Goldman Sachs & Co.	20,257,500,000	IDR	2,247,373	2,190,000	57,373
1/31/2012	Citibank N.A.	17,814,000,000	IDR	1,948,656	1,963,408	(14,752)
8/12/2011	Deutsche Bank AG	145,400,000	INR	3,183,120	3,110,160	72,960
8/12/2011	Morgan Stanley	1,073,391,000	INR	23,498,849	22,867,299	631,550
5/9/2011	Barclays Bank plc	6,784,350,000	KRW	6,171,741	6,027,854	143,887
5/9/2011	Citibank N.A.	1,241,350,000	KRW	1,129,259	1,100,000	29,259
5/9/2011	Citibank N.A.	4,491,560,000	KRW	4,085,984	3,963,957	122,027
5/9/2011	Citibank N.A.	1,944,000,000	KRW	1,768,462	1,732,929	35,533
5/9/2011	Citibank N.A.	682,500,000	KRW	620,872	600,000	20,872
5/9/2011	Citibank N.A.	2,815,900,000	KRW	2,561,632	2,493,050	68,582
5/9/2011	Citibank N.A.	3,049,650,000	KRW	2,774,275	2,722,902	51,373
5/9/2011	Deutsche Bank AG	2,477,200,000	KRW	2,253,515	2,200,000	53,515
5/9/2011	Deutsche Bank AG	1,022,850,000	KRW	930,489	900,000	30,489
5/9/2011	JPMorgan Chase Bank N.A.	3,164,000,000	KRW	2,878,299	2,790,045	88,254
5/9/2011	JPMorgan Chase Bank N.A.	9,102,852,000	KRW	8,280,889	7,859,482	421,407
5/9/2011	UBS AG	455,280,000	KRW	414,169	400,000	14,169
7/7/2011	Barclays Bank plc	49,952,350	MXN	4,156,106	4,130,000	26,106
7/7/2011	Morgan Stanley	35,784,920	MXN	2,977,356	2,960,000	17,356
7/7/2011	Morgan Stanley	13,292,950	MXN	1,105,992	1,100,000	5,992
5/11/2011	Citibank N.A.	3,095,462	MYR	1,019,496	1,006,000	13,496
8/11/2011	Barclays Bank plc	2,000,000	MYR	654,552	644,434	10,118
8/11/2011	Barclays Bank plc	2,000,000	MYR	654,552	647,606	6,946
8/11/2011	Barclays Bank plc	1,900,000	MYR	621,824	617,384	4,440
8/11/2011	Barclays Bank plc	6,527,918	MYR	2,136,430	2,110,000	26,430
8/11/2011	Citibank N.A.	3,600,000	MYR	1,178,193	1,163,505	14,688
8/11/2011	Citibank N.A.	2,000,000	MYR	654,551	648,508	6,043
8/11/2011	Citibank N.A.	3,000,000	MYR	981,827	972,857	8,970
8/11/2011	Citibank N.A.	3,000,000	MYR	981,827	975,071	6,756
8/11/2011	JPMorgan Chase Bank N.A.	2,000,000	MYR	654,552	649,035	5,517
8/11/2011	Morgan Stanley	3,306,560	MYR	1,082,157	1,075,269	6,888
6/15/2011	Citibank N.A.	27,910,000	PHP	641,060	634,751	6,309
6/15/2011	Citibank N.A.	29,600,000	PHP	679,878	673,953	5,925
6/15/2011	Citibank N.A.	67,229,600	PHP	1,544,186	1,520,000	24,186
6/15/2011	Citibank N.A.	118,125,000	PHP	2,713,194	2,700,000	13,194
6/15/2011	Deutsche Bank AG	16,788,400	PHP	385,610	380,000	5,610
6/15/2011	Deutsche Bank AG	140,459,200	PHP	3,226,185	3,202,444	23,741
6/15/2011	JPMorgan Chase Bank N.A.	28,793,000	PHP	661,342	656,625	4,717

MIST-176

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Forward Foreign Currency Exchange Contracts to Buy—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/15/2011	Barclays Bank plc	102,300,000	PHP	$2,334,458	$2,306,132	$28,326
11/15/2011	Barclays Bank plc	43,100,000	PHP	983,530	977,324	6,206
11/15/2011	Barclays Bank plc	43,300,000	PHP	988,094	977,647	10,447
11/15/2011	Barclays Bank plc	43,400,000	PHP	990,376	976,378	13,998
11/15/2011	Barclays Bank plc	33,597,090	PHP	766,676	750,270	16,406
11/15/2011	Citibank N.A.	84,800,000	PHP	1,935,113	1,912,926	22,187
6/9/2011	Goldman Sachs & Co.	9,378,636	SGD	7,442,969	7,321,111	121,858
9/9/2011	Barclays Bank plc	700,000	SGD	555,686	547,485	8,201
9/9/2011	Citibank N.A.	800,000	SGD	635,070	626,191	8,879
9/9/2011	Citibank N.A.	900,000	SGD	714,454	703,180	11,274
9/9/2011	Deutsche Bank AG	1,200,000	SGD	952,605	940,918	11,687
9/9/2011	JPMorgan Chase Bank N.A.	800,000	SGD	635,070	625,427	9,643
9/9/2011	JPMorgan Chase Bank N.A.	300,000	SGD	238,151	234,212	3,939
9/9/2011	JPMorgan Chase Bank N.A.	1,395,928	SGD	1,108,140	1,096,238	11,902

						$3,585,610

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/29/2011	Deutsche Bank AG	5,912,000	AUD	6,104,771	$5,779,660	$(325,111)
4/4/2011	Citibank N.A.	24,037,729	BRL	14,752,051	14,385,236	(366,815)
4/19/2011	Barclays Bank plc	1,725,000	EUR	2,446,057	2,390,453	(55,604)
4/19/2011	BNP Paribas Bank	3,804,000	EUR	5,394,089	5,400,311	6,222
4/19/2011	Citibank N.A.	4,798,000	EUR	6,803,585	6,536,541	(267,044)
4/19/2011	Citibank N.A.	3,919,000	EUR	5,557,159	5,385,094	(172,065)
4/19/2011	Deutsche Bank AG	3,700,000	EUR	5,246,616	5,101,375	(145,241)
4/19/2011	Deutsche Bank AG	2,857,000	EUR	4,051,239	3,912,119	(139,120)
4/19/2011	Deutsche Bank AG	6,314,000	EUR	8,953,280	8,776,776	(176,504)
4/19/2011	Deutsche Bank AG	369,000	EUR	523,244	516,787	(6,457)
4/19/2011	Deutsche Bank AG	18,420,000	EUR	26,119,640	26,111,455	(8,185)
4/19/2011	JPMorgan Chase Bank N.A.	15,232,000	EUR	21,599,043	20,634,532	(964,511)
4/19/2011	JPMorgan Chase Bank N.A.	3,067,000	EUR	4,349,019	4,254,364	(94,655)
4/19/2011	Morgan Stanley	17,247,000	EUR	24,456,321	23,981,005	(475,316)
4/19/2011	Morgan Stanley	21,833,000	EUR	30,959,289	30,858,762	(100,527)
4/19/2011	UBS AG	47,872,000	EUR	67,882,705	64,535,094	(3,347,611)
6/13/2011	Citibank N.A.	4,070,000	GBP	6,525,580	6,527,673	2,093
6/13/2011	Citibank N.A.	2,051,000	GBP	3,288,443	3,326,689	38,246
4/15/2011	Citibank N.A.	17,814,000,000	IDR	2,042,211	2,042,890	679
4/14/2011	Deutsche Bank AG	303,653,000	JPY	3,668,833	3,843,607	174,774
4/25/2011	Citibank N.A.	10,810,000,000	JPY	130,617,581	131,626,211	1,008,630

						$(5,414,122)

AUD—	Australian Dollar
BRL—	Brazilian Real
CAD—	Canadian Dollar
CNY—	China Yuan Renminbi
EUR—	Euro
GBP—	Bristish Pound
IDR—	Indonesian Rupiah
INR—	Indian Rupee
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
PHP—	Philippine Peso
SGD—	Singapore Dollar

MIST-177

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Forward Sales Commitments
Forward Sales Commitments	Counterparty	Interest Rate	Maturity Date	Proceeds	Value
Fannie Mae	JPMorgan Chase Bank N.A.	1/5/1900	TBA	$(22,312,500)	$(22,460,172)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par Value
Credit Suisse First Boston Corp.	0.20%	3/8/2011	4/8/2011	$38,545,000	$38,545,000

Options Written

The options contracts outstanding as of March 31, 2011 and the description and unrealized appreciation (depreciation) were as follows:

Over the Counter Options Written-Calls	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 3/31/2011	Unrealized Appreciation/ Depreciation
CDX.O 5 Year Swaption 0.8	Barclays Bank plc	06/15/2011	(1,200,000)	$(3,780)	$(2,087)	$1,693
CDX.O 5 Year Swaption 0.8	Credit Suisse Group AG	06/15/2011	(1,900,000)	(5,700)	(3,305)	2,395
CDX.O 5 Year Swaption 0.8	JPMorgan Chase Bank N.A.	06/15/2011	(1,600,000)	(5,280)	(2,783)	2,497
CDX.O 5 Year Swaption 0.8	Morgan Stanley	06/15/2011	(2,700,000)	(8,370)	(4,696)	3,674
CDX.O 5 Year Swaption 0.8	UBS AG	06/15/2011	(2,100,000)	(5,880)	(3,653)	2,227
CDX.O 5 Year Swaption 0.8	BNP Paribas Bank	09/21/2011	(3,200,000)	(6,880)	(7,392)	(512)
CDX.O 5 Year Swaption 0.8	Credit Suisse Group AG	09/21/2011	(1,000,000)	(3,900)	(2,310)	1,590
FVA USD 1 Year 1.0	Goldman Sachs & Co.	10/11/2011	(17,700,000)	(93,460)	(148,372)	(54,912)
FVA USD 1 Year 1.0	JPMorgan Chase Bank N.A.	10/11/2011	(17,200,000)	(87,376)	(144,180)	(56,804)
FVA USD 2 Year 1.0	Morgan Stanley	10/11/2011	(37,100,000)	(411,799)	(655,940)	(244,141)
FVA USD 2 Year 1.0	Morgan Stanley	11/14/2011	(42,500,000)	(462,139)	(749,548)	(287,409)
IRO USD 5 Year Swaption 3.1	Goldman Sachs & Co.	04/25/2011	(5,800,000)	(15,080)	(2,020)	13,060
IRO USD 10 Year Swaption 3.1	Deutsche Bank AG	04/25/2011	(18,600,000)	(74,400)	(6,477)	67,923

				$(1,184,044)	$(1,732,763)	$(548,719)

Exchange Traded Options Written-Calls
EuroDollar Futures	Citibank N.A.	09/19/2011	(119)	$(55,702)	$(69,913)	$(14,211)

Over the Counter Options Written-Puts	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 3/31/2011	Unrealized Appreciation/ Depreciation
CDX.O 5 Year Swaption 1.2	Barclays Bank plc	06/15/2011	(3,300,000)	$(10,650)	$(3,358)	$7,292
CDX.O 5 Year Swaption 1.2	BNP Paribas Bank	06/15/2011	(700,000)	(3,080)	(712)	2,368
CDX.O 5 Year Swaption 1.2	Credit Suisse Group AG	06/15/2011	(1,900,000)	(7,030)	(1,933)	5,097
CDX.O 5 Year Swaption 1.2	JPMorgan Chase Bank N.A.	06/15/2011	(1,600,000)	(6,960)	(1,628)	5,332
CDX.O 5 Year Swaption 1.2	Morgan Stanley	06/15/2011	(5,200,000)	(20,600)	(5,291)	15,309
CDX.O 5 Year Swaption 1.2	BNP Paribas Bank	09/21/2011	(3,200,000)	(13,120)	(9,292)	3,828
CDX.O 5 Year Swaption 1.2	Credit Suisse Group AG	09/21/2011	(1,000,000)	(4,600)	(2,904)	1,696
CDX.O 5 Year Swaption 1.2	UBS AG	09/21/2011	(1,700,000)	(9,180)	(4,936)	4,244
CDX.O 5 Year Swaption 1.3	Morgan Stanley	09/21/2011	(5,000,000)	(22,500)	(19,888)	2,612
INF Floor USD CPURNS 215.949	Deutsche Bank AG	03/10/2020	(5,100,000)	(38,250)	(36,386)	1,864
INF Floor USD CPURNS 215.949	Citibank N.A.	03/12/2020	(13,900,000)	(119,540)	(77,370)	42,170
INF Floor USD CPURNS 216.687	Citibank N.A.	04/07/2020	(49,000,000)	(436,720)	(280,419)	156,301
INF Floor USD CPURNS 217.965	Citibank N.A.	09/29/2020	(4,700,000)	(60,630)	(28,797)	31,833
IRO USD 1 Year Swaption 1.0	Goldman Sachs & Co.	11/19/2012	(39,500,000)	(225,359)	(534,980)	(309,621)
IRO USD 3 Year Swaption 3.0	Barclays Bank plc	06/18/2012	(3,600,000)	(31,637)	(46,077)	(14,440)
IRO USD 3 Year Swaption 3.0	Citibank N.A.	06/18/2012	(59,100,000)	(657,643)	(756,427)	(98,784)
IRO USD 3 Year Swaption 3.0	Deutsche Bank AG	06/18/2012	(16,000,000)	(178,832)	(204,786)	(25,954)
IRO USD 3 Year Swaption 3.0	JPMorgan Chase Bank N.A.	06/18/2012	(40,700,000)	(431,713)	(520,923)	(89,210)
IRO USD 10 Year Swaption 3.7	Deutsche Bank AG	04/25/2011	(18,600,000)	(79,515)	(115,644)	(36,129)
IRO USD 10 Year Swaption 3.7	Goldman Sachs & Co.	04/25/2011	(5,800,000)	(30,812)	(36,061)	(5,249)

				$(2,388,371)	$(2,687,812)	$(299,441)

Exchange Traded Options Written-Puts
EuroDollar Futures	Citibank N.A.	09/19/2011	(119)	$(76,150)	$(20,825)	$55,325

Total				$(3,704,267)	$(4,511,313)	$(807,046)

MIST-178

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Open interest rate swap agreements at March 31, 2011 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	ZCS BRL CDI	12.540%	1/2/2012	Morgan Stanley	BRL	2,500,000	$125,709	$(7,260)	$132,969
Pay	INF EUR FRCPXTOB	2.261%	7/14/2011	JPMorgan Chase Bank N.A.	EUR	82,600,000	4,726,484	—	4,726,484
Pay	ZCS BRL CDI	11.670%	1/2/2012	Goldman Sachs & Co.	BRL	124,800,000	3,029,244	1,107,193	1,922,051
Pay	ZCS BRL CDI	11.250%	1/2/2012	JPMorgan Chase Bank N.A.	BRL	12,000,000	(30,484)	(306)	(30,178)
Pay	ZCS BRL CDI	10.835%	1/2/2012	JPMorgan Chase Bank N.A.	BRL	10,200,000	87,510	20,793	66,717
Pay	ZCS BRL CDI	11.630%	1/2/2012	Morgan Stanley	BRL	20,000,000	104,445	(235)	104,680
Pay	ZCS BRL CDI	10.115%	1/2/2012	Morgan Stanley	BRL	66,200,000	(2,288,050)	(1,087,869)	(1,200,181)
Pay	ZCS BRL CDI	11.290%	1/2/2012	Morgan Stanley	BRL	5,900,000	(12,596)	(5,309)	(7,287)
Pay	ZCS BRL CDI	11.890%	1/2/2013	Goldman Sachs & Co.	BRL	61,300,000	219,377	29,301	190,076
Pay	ZCS BRL CDI	12.170%	1/2/2013	JPMorgan Chase Bank N.A.	BRL	7,000,000	63,786	29,726	34,060
Pay	ZCS BRL CDI	11.980%	1/2/2013	Morgan Stanley	BRL	11,300,000	55,631	—	55,631

							$6,081,056	$86,034	$5,995,022

Credit Default Swaps on Corporate and Sovereign Issuers—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black and Decker Corp. (The) 8.950%, due 04/15/2014	(2.200%)	6/20/2014	Citibank N.A.	0.27%	$2,000,000	$(125,110)	$—	$(125,110)
D.R. Horton, Inc. 5.375%, due 06/15/2012	(1.000%)	3/20/2015	JPMorgan Chase Bank N.A.	1.82%	7,500,000	221,943	403,143	(181,200)
Echostar DBS Corp. 6.625%, due 10/01/2014	(3.650%)	12/20/2013	Citibank N.A.	1.64%	6,200,000	(313,850)	—	(313,850)
International Lease Finance Corp. 6.625%, due 11/15/2013	(1.530%)	12/20/2013	JPMorgan Chase Bank N.A.	2.84%	1,100,000	30,929	—	30,929
Lexmark International, Inc. 5.900%, due 06/01/2013	(1.170%)	6/20/2013	JPMorgan Chase Bank N.A.	1.04%	5,000,000	(25,761)	—	(25,761)
Southwest Airlines Co.	(1.320%)	3/20/2017	Bank of America N.A.	1.49%	1,000,000	11,378	—	11,378

						$(200,471)	$403,143	$(603,614)

Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	6/20/2015	JPMorgan Chase Bank N.A.	0.96%	$2,500,000	$3,454	$(28,451)	$31,905
Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	6/20/2020	Deutsche Bank AG	1.50%	7,200,000	(263,712)	(238,660)	(25,052)
Government of France 4.250%, due 04/25/2019	0.250%	6/20/2015	Citibank N.A.	0.63%	3,300,000	(49,929)	(78,850)	28,921
Government of France 4.250%, due 04/25/2019	0.250%	6/20/2015	Deutsche Bank AG	0.63%	3,000,000	(45,390)	(98,285)	52,895
Government of France 4.250%, due 04/25/2019	0.250%	6/20/2015	JPMorgan Chase Bank N.A.	0.63%	2,800,000	(42,364)	(98,833)	56,469
Government of France 4.250%, due 04/25/2019	0.250%	12/20/2015	Citibank N.A.	0.70%	2,700,000	(54,147)	(74,254)	20,107
Government of France 4.250%, due 04/25/2019	0.250%	12/20/2015	JPMorgan Chase Bank N.A.	0.70%	11,000,000	(220,597)	(221,148)	551
Government of Japan 2.000%, due 03/21/2022	1.000%	12/20/2015	Deutsche Bank AG	0.93%	1,100,000	3,539	22,879	(19,340)
Government of Japan 2.000%, due 03/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	0.93%	4,400,000	14,157	92,772	(78,615)
Government of Japan 2.000%, due 03/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	0.93%	5,500,000	17,696	113,527	(95,831)

MIST-179

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Government of Japan 2.000%, due 03/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	0.93%	$2,300,000	$7,400	$51,101	$(43,701)
Government of Japan 2.000%, due 03/21/2022	1.000%	12/20/2015	JPMorgan Chase Bank N.A.	0.93%	4,500,000	14,478	92,584	(78,106)
Government of Japan 2.000%, due 03/21/2022	1.000%	6/20/2016	Citibank N.A.	1.00%	9,500,000	513	(4,643)	5,156
Government of Spain 5.500%, due 07/30/2017	1.000%	3/20/2016	Goldman Sachs & Co.	2.33%	1,300,000	(75,697)	(74,096)	(1,601)
Petrobras International Bond 8.375%, due 12/10/2018	1.000%	9/20/2012	Deutsche Bank AG	0.79%	700,000	2,318	(8,684)	11,002
Republic of Italy 6.875%, due 09/27/2023	1.000%	6/20/2011	Citibank N.A.	0.36%	400,000	591	(4,964)	5,555
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	6/20/2015	Citibank N.A.	0.47%	4,300,000	97,045	34,941	62,104
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	6/20/2015	Deutsche Bank AG	0.47%	1,800,000	40,624	8,560	32,064
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	6/20/2015	Deutsche Bank AG	0.47%	5,100,000	115,100	43,720	71,380
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	12/20/2015	Goldman Sachs & Co.	0.52%	2,100,000	46,574	49,257	(2,683)
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	12/20/2015	Deutsche Bank AG	0.52%	2,700,000	59,882	62,664	(2,782)

						$(328,465)	$(358,863)	$30,398

Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.14	5.000%	12/20/2015	Citibank N.A.	1.99%	$30,900,000	$4,018,652	$4,143,505	$(124,853)
CDX.EM.14	5.000%	12/20/2015	Deutsche Bank AG	1.99%	3,200,000	416,171	474,400	(58,229)
CDX.EM.14	5.000%	12/20/2015	Morgan Stanley	1.99%	7,000,000	910,374	987,000	(76,626)
CDX.EM.14	5.000%	12/20/2015	UBS AG	1.99%	4,200,000	546,224	592,200	(45,976)
CDX.EM.15	5.000%	6/20/2016	Barclays Bank plc	2.04%	2,500,000	346,959	337,500	9,459
CDX.IG.16	1.000%	6/20/2016	Goldman Sachs & Co.	0.95%	22,300,000	43,737	44,587	(850)

						$6,282,117	$6,579,192	$(297,075)

BRL—	Brazilian Real
EUR—	Euro
GBP—	Bristish Pound
IG—	Investment Grade
(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(c)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(d)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

MIST-180

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$2,513,529,243	$—	$2,513,529,243
Domestic Bonds & Debt Securities
Airlines	—	1,038,641	—	1,038,641
Beverages	—	11,588,025	—	11,588,025
Capital Markets	—	155,168,890	—	155,168,890
Chemicals	—	11,103,687	—	11,103,687
Commercial Banks	—	415,930,849	—	415,930,849
Computers & Peripherals	—	5,334,450	—	5,334,450
Consumer Finance	—	61,202,633	—	61,202,633
Diversified Financial Services	—	149,090,048	1,562,045	150,652,093
Diversified Telecommunication Services	—	14,281,828	—	14,281,828
Food Products	—	2,401,409	—	2,401,409
Household Durables	—	10,016,280	—	10,016,280
Insurance	—	18,499,233	—	18,499,233
Media	—	8,764,500	—	8,764,500
Oil, Gas & Consumable Fuels	—	48,140,114	—	48,140,114
Thrifts & Mortgage Finance	—	29,493,357	—	29,493,357
Total Domestic Bonds & Debt Securities	—	942,053,944	1,562,045	943,615,989

Asset-Backed Securities	—	443,351,461	20,791,188	464,142,649
Foreign Bonds & Debt Securities
Australia	—	34,454,010	—	34,454,010
Italy	—	6,688,791	—	6,688,791
Japan	—	130,594,125	—	130,594,125
Spain	—	—	29,428,031	29,428,031
Total Foreign Bonds & Debt Securities	—	171,736,926	29,428,031	201,164,957

Municipals	—	2,109,806	—	2,109,806
Total Loan Participation*	—	1,238,836	—	1,238,836

Convertible Preferred Stocks	931,680		931,680
Purchased Options	—	287,169	—	287,169
Total Short-Term Investments*	—	101,637,739	—	101,637,739

Total Investments	931,680	4,175,945,124	51,781,264	4,228,658,068

Forward Contracts**
Forward Contracts to Buy Appreciation	—	3,653,885	—	3,653,885
Forward Contracts to Buy (Depreciation)	—	(68,275)	—	(68,275)
Forward Contracts to Sell Appreciation	—	1,230,644	—	1,230,644
Forward Contracts to Sell (Depreciation)	—	(6,644,766)	—	(6,644,766)
Total Forward Contracts	—	(1,828,512)	—	(1,828,512)

MIST-181

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts**
Futures Contracts Long Depreciation	$(197,638)	$—	$—	$(197,638)
Total Futures Contracts	(197,638)	—	—	(197,638)

Reverse Repurchase Agreement	—	38,545,000	—	38,545,000
Forward Sales Commitments	—	22,460,172	—	$22,460,172
Written Options**
Call Options Written	—	(1,802,676)	—	(1,802,676)
Put Options Written	—	(2,708,637)	—	(2,708,637)
Total Written Options	—	(4,511,313)	—	(4,511,313)

SWAP Contracts**
Credit Default Swap Buy Protection Appreciation	—	42,307	—	42,307
Credit Default Swap Buy Protection (Depreciation)	—	(645,921)	—	(645,921)
Credit Default Swap Sell Protection Appreciation	—	387,568	—	387,568
Credit Default Swap Sell Protection (Depreciation)	—	(654,245)	—	(654,245)
Interest Rate Swap Appreciation	—	7,232,668	—	7,232,668
Interest Rate Swap (Depreciation)	—	(1,237,646)	—	(1,237,646)
Total SWAP Contracts	$—	$5,124,731	$—	$5,124,731

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation of the instrument. Written options are presented at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases	Net Sales	Net Transfers Out of Level 3	Balance as of March 31, 2011	Change in Unrealized Appreciation for Investments still held at March 31, 2011
U.S. Government & Agency Obligations	$13,393,721	$—	$—	$2,091	$(13,395,812)	$—	$—	$—	$—
Domestic Bonds and Debt Securities
Commercial Banks	877,231	5,842	—	(1,073)	—	—	(882,000)	—	—
Diversified Financial Services	1,564,016	—	210	2,135	—	(4,316)	—	1,562,045	2,262
Asset Backed Securities	35,016,212	—	19,486	1,005,260	8,356,743	(1,351,129)	(22,255,388)	20,791,184	615,378
Foreign Bonds & Debt Securities
Spain	—	52	—	29,487	29,398,496	—	—	29,428,035	29,487

Total	$50,851,180	$5,894	$19,696	$1,037,900	$24,359,427	$(1,355,445)	$(23,137,388)	$51,781,264	$647,127

Domestic Bonds & Debt and Asset Backed Securities in the amount of $23,137,388 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices.

MIST-182

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

U. S. Government & Agency Obligations—30.4% of Net Assets

Security Description	Par Amount	Value

Fannie Mae
0.500%, due 10/30/12	$11,900,000	$11,863,188
1.000%, due 12/27/12 (a)	85,600,000	86,009,767
Fannie Mae Pool
7.000%, due 05/01/11	3	3
5.500%, due 07/01/11 - 12/01/40	164,213,425	176,432,860
5.500%, due 10/01/12-09/01/24	2,071,143	2,225,885
4.500%, due 01/01/13-01/01/41	270,029,418	276,836,397
8.000%, due 11/01/13-10/01/25	8,690	9,649
6.500%, due 12/01/13-10/01/17	398,816	437,358
6.000%, due 09/01/16-05/01/40	449,271,694	490,036,949
4.000%, due 04/01/24-12/01/25	2,837,372	2,921,992
2.384%, due 10/01/28 (b)	240,488	249,440
5.000%, due 09/01/30-02/01/37	467,042,326	492,153,302
7.500%, due 09/01/30	2,421	2,813
2.783%, due 02/01/31 (b)	282,019	285,133
2.539%, due 09/01/31 (b)	120,123	126,542
2.636%, due 07/01/32 (b)	45,342	47,473
2.757%, due 09/01/32 (b)	383,676	401,947
2.917%, due 11/01/32 (b)	250,989	264,060
2.431%, due 03/01/33 (b)	9,822	10,273
1.947%, due 06/01/33 (b)	116,395	119,579
2.597%, due 07/01/33 (b)	88,824	93,319
2.642%, due 04/01/34 (b)	29,908	31,390
2.535%, due 05/01/34 (b)	1,855,170	1,938,181
4.787%, due 09/01/34 (b)	240,864	251,492
4.978%, due 09/01/34 (b)	2,702,293	2,821,484
2.629%, due 10/01/34 (b)	50,210	52,892
2.585%, due 11/01/34 (b)	14,070	14,804
2.686%, due 11/01/34	7,447,637	7,850,646
2.691%, due 11/01/34 (b)	356,397	375,048
2.076%, due 12/01/34 (b)	4,478,327	4,625,879
2.111%, due 12/01/34 (b)	1,438,243	1,491,153
2.357%, due 12/01/34 (b)	151,910	159,434
2.028%, due 01/01/35 (b)	572,347	598,467
2.340%, due 01/01/35 (b)	211,830	223,059
2.359%, due 01/01/35 (b)	175,274	183,960
2.360%, due 01/01/35 (b)	62,733	65,850
2.368%, due 01/01/35 (b)	171,340	179,803
2.378%, due 02/01/35 (b)	111,202	116,472
2.446%, due 02/01/35 (b)	534,863	560,658
2.226%, due 03/01/35 (b)	162,580	167,954
2.798%, due 04/01/35 (b)	325,973	340,448
2.547%, due 05/01/35 (b)	181,160	189,970
2.687%, due 05/01/35 (b)	1,329,839	1,398,005
2.599%, due 08/01/35 (b)	2,237,161	2,351,365
2.815%, due 08/01/35 (b)	2,159,166	2,263,175
1.882%, due 09/01/35 (b)	4,680,045	4,820,452
2.437%, due 10/01/35 (b)	2,166,199	2,274,779
2.295%, due 11/01/35 (b)	679,063	696,113
2.497%, due 11/01/35 (b)	1,706,336	1,788,581
2.551%, due 11/01/35 (b)	1,047,961	1,103,821

Security Description	Par Amount	Value

5.367%, due 01/01/36 (b)	$839,716	$896,272
6.172%, due 08/01/36 (b)	1,221,244	1,282,174
4.578%, due 12/01/36 (b)	865,038	904,381
6.000%, due 08/01/37 (a)	28,963,702	31,560,851
1.518%, due 08/01/41 - 10/01/44 (b)	3,854,189	3,849,932
1.568%, due 09/01/41 (b)	2,117,345	2,134,413
4.000%, due TBA (c)	4,000,000	4,175,000
4.500%, due TBA (c)	758,500,000	773,158,530
5.500%, due TBA (c)	89,400,000	95,420,701
6.000%, due TBA (c)	24,000,000	26,057,028
6.500%, due TBA (c)	37,000,000	41,359,081
Fannie Mae REMICS
0.654%, due 09/18/31 (b)	875,237	877,499
1.150%, due 04/25/32 (b)	345,160	349,738
2.538%, due 05/25/35 (b)	3,519,078	3,625,651
Freddie Mac Gold Pool
6.500%, due 04/01/11	347	348
6.000%, due 05/01/11-04/01/23	4,067,482	4,471,765
5.500%, due 05/01/14-05/01/40	236,363,216	252,748,737
4.500%, due 09/01/38-03/01/41	13,253,764	13,492,527
4.500%, due TBA (c)	50,000,000	50,812,500
Freddie Mac Non Gold Pool
2.787%, due 01/01/29 (b)	1,074,273	1,133,591
2.505%, due 11/01/31 (b)	58,007	60,980
3.181%, due 08/01/32 (b)	238,874	249,814
2.367%, due 10/01/34 (b)	152,534	158,827
2.500%, due 11/01/34 (b)	295,393	310,074
2.718%, due 11/01/34 (b)	104,921	110,693
2.898%, due 11/01/34 (b)	143,816	151,690
2.968%, due 11/01/34 (b)	77,259	81,428
2.446%, due 01/01/35 (b)	151,709	159,024
2.582%, due 01/01/35 (b)	657,539	687,326
2.456%, due 02/01/35 (b)	152,092	158,105
2.611%, due 02/01/35 (b)	292,381	308,130
2.644%, due 02/01/35 (b)	122,551	128,375
2.646%, due 02/01/35 (b)	88,631	93,052
2.685%, due 02/01/35 (b)	173,522	181,773
2.746%, due 02/01/35 (b)	158,544	167,928
2.904%, due 02/01/35 (b)	153,111	161,107
5.171%, due 03/01/35 (b)	1,321,486	1,405,268
2.616%, due 06/01/35 (b)	3,817,413	4,022,774
2.585%, due 08/01/35	1,950,366	2,056,211
2.520%, due 09/01/35 (b)	572,791	597,122
2.536%, due 09/01/35 (b)	1,934,225	2,031,493
Freddie Mac REMICS
5.500%, due 03/15/17	210,579	214,221
1.875%, due 11/15/23 (b)	1,383,757	1,401,431
6.500%, due 01/15/24	93,780	101,983
5.000%, due 04/15/30	245,106	245,064
3.500%, due 07/15/32	160,039	166,653
0.505%, due 07/15/34 (b)	346,821	345,210
Freddie Mac Structured Pass Through Securities
1.718%, due 07/25/44 (b)	11,694,008	11,631,430
1.513%, due 10/25/44 (b)	2,252,334	2,225,101
1.518%, due 02/25/45 (b)	199,150	194,367

MIST-183

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

U. S. Government & Agency Obligations—(Continued)

Security Description	Par Amount	Value

Ginnie Mae
0.754%, due 02/16/30 (b)	$29,683	$29,749
0.554%, due 01/16/31 (b)	68,935	68,634
Ginnie Mae I pool
6.000%, due 04/15/14	34,550	37,422
7.000%, due 10/15/23	28,566	32,843
7.500%, due 01/15/26-04/15/31	5,788,161	6,147,931
6.500%, due 08/15/38	405,791	456,769
Ginnie Mae II pool
3.375%, due 02/20/22-05/20/32 (b)	346,159	360,321
2.125%, due 01/20/26-11/20/30 (b)	186,268	192,232
2.500%, due 11/20/26-10/20/31 (b)	33,224	34,353
2.625%, due 08/20/27-09/20/33 (b)	431,938	446,130
3.250%, due 02/20/28-01/20/30 (b)	121,976	126,954
3.875%, due 04/20/29 (b)	18,706	19,528
3.375%, due 05/20/30	59,558	61,956
2.750%, due 03/20/32 (b)	1,286	1,331
3.500%, due 04/20/32 (b)	12,235	12,735
3.000%, due 03/20/33 (b)	12,362	12,814
U.S. Treasury Inflation Index Bonds
2.375%, due 01/15/25-01/15/27	49,738,238	55,531,958
2.000%, due 01/15/26	33,281,700	35,606,227
1.750%, due 01/15/28	11,246,128	11,490,383
3.875%, due 04/15/29	2,812,761	3,772,616
U.S. Treasury Inflation Index Notes 2.500%, due 01/15/29	46,458,321	52,770,102

Total U.S. Government & Agency Obligations (Cost $3,068,433,145)		3,084,793,625

Domestic Bonds & Debt Securities—26.7%

Automobiles—0.0%
General Motors Corp. 8.375%, due 07/05/33 (d) (e)	6,800,000	2,724,745

Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)
6.600%, due 01/15/12	10,000,000	10,454,940
5.700%, due 09/01/12	55,000	58,306
0.703%, due 07/22/15 (b)	5,400,000	5,250,890
1.429%, due 05/23/16 (b) (e)	4,300,000	5,762,794
6.250%, due 09/01/17	14,200,000	15,568,610
6.150%, due 04/01/18	1,800,000	1,954,305
7.500%, due 02/15/19	10,000,000	11,633,500
6.750%, due 10/01/37	13,500,000	13,658,531
Lehman Brothers Holdings, Inc.
0.000%, due 12/23/08 (d)	12,500,000	3,234,375
5.625%, due 01/24/13 (d)	32,500,000	8,612,500
6.750%, due 12/28/17 (d)	14,800,000	11,840
6.875%, due 05/02/18 (d)	3,900,000	1,043,250

Security Description	Par Amount	Value

Capital Markets—(Continued)
Merrill Lynch & Co., Inc.
Series C
0.540%, due 06/05/12 (b)	$1,800,000	$1,792,933
6.050%, due 08/15/12	26,500,000	28,171,328
Series MTN
6.400%, due 08/28/17	3,100,000	3,383,703
6.875%, due 04/25/18	23,400,000	26,026,907
Morgan Stanley
0.510%, due 04/19/12 (b)	800,000	800,456
Series EMTN
1.395%, due 04/13/16 (b) (e)	300,000	400,625
0.753%, due 10/18/16 (b)	3,400,000	3,184,073
5.950%, due 12/28/17	48,200,000	51,845,511
Morgan Stanley Dean Witter Capital 4.920%, due 03/12/35	495,000	520,188
Scotland International Finance 4.250%, due 05/23/13 (144A) (f)	19,800,000	19,525,552
Small Business Administration
5.471%, due 03/10/18	3,817,897	4,097,699
5.500%, due 10/01/18	56,786	61,217
SteelRiver Transmission Co. LLC 4.710%, due 06/30/17 (144A) (f)	9,000,000	8,863,768

		225,917,801

Chemicals—0.6%
Dow Chemical Co.
4.850%, due 08/15/12	26,100,000	27,350,607
6.000%, due 10/01/12	3,300,000	3,529,682
7.375%, due 11/01/29	185,000	222,603
ICI Wilmington, Inc. 5.625%, due 12/01/13	340,000	367,660
NGPL PipeCo LLC 7. 119%, due 12/15/17(144A) (f)	16,400,000	18,348,960
Rohm & Haas Co. 6.000%, due 09/15/17	8,500,000	9,396,767

		59,216,279

Commercial & Professional Services—0.1%
RR Donnelley & Sons Co. 4.950%, due 04/01/14	6,200,000	6,433,920

Commercial Banks—9.0%
ABN AMRO N.A. Holding Capital 6.523%, due 12/29/49 (144A) (b) (f)	345,000	332,925
ANZ National International, Ltd. 3.125%, due 08/10/15 (144A) (f)	8,700,000	8,636,481
Australia & New Zealand Banking Group, Ltd.
2.125%, due 01/10/14 (144A) (f)	17,100,000	17,117,579
Banco Santander Brazil S.A.
2.409%, due 03/18/14 (144A) (b) (f)	20,800,000	20,874,195
4.250%, due 01/14/16 (144A) (f)	14,800,000	14,806,764
Banco Santander Chile 1.903%, due 01/19/16 (144A) (b) (f)	6,900,000	6,881,032

MIST-184

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Bank of China (Hong Kong), Ltd. 5.550%, due 02/11/20 (144A) (f)	$2,500,000	$2,568,773
Bank of India, Series EMTN 4.750%, due 09/30/15	5,100,000	5,184,808
Bank of Montreal, Series CB2 2.850%, due 06/09/15 (144A) (f)	5,600,000	5,653,637
Bank of Nova Scotia 1.650%, due 10/29/15 (144A) (f)	6,100,000	5,838,535
Barclays Bank plc
5.450%, due 09/12/12	39,300,000	41,700,326
2.375%, due 01/13/14	6,300,000	6,339,898
5.000%, due 09/22/16	26,400,000	28,022,254
0.484%, due 03/23/17 (b)	1,500,000	1,459,725
6.050%, due 12/04/17 (144A) (f)	44,400,000	46,322,431
10.179%, due 06/12/21 (144A) (f)	18,080,000	23,053,989
7.434%, due 09/29/49 (144A) (b) (f)	6,700,000	6,733,500
Series EMTN 6.000%, due 01/23/18 (e)	15,000,000	21,396,648
BBVA Bancomer S.A.
4.500%, due 03/10/16 (144A) (f)	3,900,000	3,927,760
6.500%, due 03/10/21 (144A) (f)	7,800,000	7,746,664
BPCE S.A. 2.375%, due 10/04/13 (144A) (f)	2,400,000	2,383,526
CIT Group, Inc.
7.000%, due 05/01/13-05/01/17	7,544,176	7,633,358
Series C 5.250%, due 04/01/14 (f)	2,600,000	2,618,093
Credit Agricole S.A. 8.375%, due 10/31/49 (144A) (b) (f)	46,000,000	49,450,000
Credit Suisse of New York 2.200%, due 01/14/14	5,700,000	5,725,593
Danske Bank AS 2.500%, due 05/10/12 (144A) (f)	4,500,000	4,565,059
Deutsche Bank AG London 6.000%, due 09/01/17	26,200,000	29,084,908
Dexia Credit Local 0.784%, due 04/29/14 (144A) (b) (f)	1,200,000	1,166,630
DnB NOR Bank ASA 0.541%, due 09/01/16 (b)	1,500,000	1,492,110
Export-Import Bank of Korea
1.050%, due 03/03/12 (144A) (f) (g)	18,300,000	14,499,506
5.125%, due 06/29/20	4,300,000	4,353,625
4.000%, due 01/29/21	2,700,000	2,472,727
Fortis Bank Nederland Holding NV 3.000%, due 04/17/12 (e)	1,600,000	2,298,601
HSBC Bank plc 2.000%, due 01/19/14 (144A) (f)	6,000,000	5,984,694
HSBC Capital Funding LP 4.610%, due 12/31/49 (144A) (b) (f)	585,000	576,255
ING Bank N.V.
1.107%, due 03/30/12 (144A) (b) (f)	66,800,000	67,018,703

Security Description	Par Amount	Value

Commercial Banks—(Continued)
2.650%, due 01/14/13 (144A) (f)	$1,500,000	$1,504,371
2.000%, due 10/18/13 (144A) (f)	3,300,000	3,265,291
Intesa Sanpaolo 2.713%, due 02/24/14 (144A) (b) (f)	14,100,000	14,292,761
Intesa Sanpaolo/New York, Series YCD 2.375%, due 12/21/12	45,500,000	45,814,405
Key Bank N.A., Series EMTN 1.203%, due 11/21/11 (b) (e)	500,000	702,052
LeasePlan Corp. NV 3.125%, due 02/10/12 (e)	7,700,000	11,050,923
Lloyds TSB Bank plc
4.875%, due 01/21/16	7,400,000	7,638,435
12.000%, due 12/31/49 (144A) (b) (f)	5,800,000	6,805,121
Nordea Bank AB 2.125%, due 01/14/14 (144A) (f)	2,700,000	2,681,691
Rabobank Nederland 11.000%, due 12/29/49 (144A) (b) (f)	277,000	360,939
RBS Capital Trust II 6.425%, due 12/29/49	120,000	90,000
Resona Bank, Ltd. 5.850%, due 09/29/49 (144A) (b) (f)	4,400,000	4,355,463
Royal Bank of Scotland Group plc
3.950%, due 09/21/15	12,300,000	12,321,796
7.640%, due 03/31/49	14,500,000	11,600,000
6.990%, due 10/29/49 (144A) (f)	2,000,000	1,797,500
Royal Bank of Scotland plc
0.707%, due 04/08/11 (144A) (b) (f)	11,100,000	11,100,444
3.000%, due 12/09/11 (144A) (f)	28,900,000	29,423,697
Series MPLE 2.016%, due 03/30/15 (b)(h)	7,763,000	6,748,809
Santander Finance Preferred S.A. Unipersonal, Series 8 11.300%, due 07/27/49 (b) (i)	7,900,000	13,819,368
Santander Issuances S.A. Unipersonal, Series 24 7.300%, due 07/27/19 (b) (i)	5,000,000	8,237,906
Santander US Debt S.A. Unipersonal 2.991%, due 10/07/13 (144A) (f)	24,300,000	24,161,247
Societe Financement de l’Economie Francaise 0.503%, due 07/16/12 (144A) (b) (f)	57,000,000	57,216,600
Societe Generale
5.922%, due 04/29/49 (144A) (b) (f)	13,200,000	12,489,695
8.875%, due 06/29/49 (i)	5,000,000	8,285,041
State Bank of India 4.500%, due 07/27/15 (144A) (f)	12,200,000	12,465,293
Sumitomo Mitsui Banking Corp. 1.950%, due 01/14/14 (144A) (f)	7,400,000	7,333,415
Svenska Handelsbanken AB 1.310%, due 09/14/12 (144A) (b) (f)	34,000,000	34,306,714

MIST-185

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
UBS AG
1.413%, due 02/23/12 (b)	$7,900,000	$7,965,207
5.875%, due 12/20/17	21,700,000	23,728,538
Series BKNT 2.250%, due 08/12/13	14,900,000	15,052,844
USB Capital IX 6.189%, due 04/15/49 (b)	8,125,000	6,885,938
Wachovia Bank N.A. 0.640%, due 03/15/16 (b)	6,000,000	5,744,634
Westpac Banking Corp. 0.783%, due 07/16/14 (144A) (b) (f)	29,000,000	29,152,279
Westpac Capital Trust III 5 .819%, due 09/30/13 (144A) (b) (f)	80,000	80,705
Westpac Capital Trust IV 5.256%, due 03/31/16 (144A) (b) (f)	165,000	161,700

		914,562,134

Computers & Peripherals—0.2%
International Business Machines Corp. 5.700%, due 09/14/17	19,300,000	21,874,446

Construction Materials—0.1%
C10 Capital, Ltd. 6.722%, due 12/18/49 (b)	4,800,000	3,768,000
C8 Capital SPV, Ltd. 6.640%, due 12/31/14 (144A) (b) (f)	1,700,000	1,326,000

		5,094,000

Consumer Finance—2.5%
Ally Financial, Inc.
5.375%, due 06/06/11 (e)	4,000,000	5,775,723
6.875%, due 09/15/11-08/28/12	10,500,000	10,773,750
6.000%, due 12/15/11	5,035,000	5,160,875
7.000%, due 02/01/12	7,700,000	7,945,045
6.625%, due 05/15/12	10,300,000	10,617,673
3.512%, due 02/11/14 (b)	8,900,000	8,928,889
6.750%, due 12/01/14	9,458,000	9,940,907
8.300%, due 02/12/15	3,500,000	3,845,625
6.250%, due 12/01/17 (144A) (f)	23,000,000	23,460,000
7.500%, due 09/15/20 (144A) (f)	7,800,000	8,355,750
American Express Bank FSB S.A.
5.500%, due 04/16/13	16,700,000	17,920,069
6.000%, due 09/13/17	34,000,000	37,723,782
American Express Centurion Bank 6.000%, due 09/13/17	34,000,000	37,927,646
Banque PSA Finance 2.203%, due 04/04/14 (144A) (b) (f)	14,900,000	14,869,857
Capital One Financial Corp. 6.750%, due 09/15/17	10,600,000	12,208,582
FCE Bank plc, Series EMTN 7.125%, due 01/15/13 (e)	4,000,000	5,971,462

Security Description	Par Amount	Value

Consumer Finance—(Continued)
Ford Motor Credit Co. LLC
7.250%, due 10/25/11	$1,300,000	$1,337,987
3.053%, due 01/13/12 (b)	9,000,000	9,090,090
7.800%, due 06/01/12	800,000	848,491
7.000%, due 10/01/13	500,000	540,044
8.000%, due 06/01/14-12/15/16	3,000,000	3,350,654
12.000%, due 05/15/15	4,000,000	5,038,852
GMAC International Finance B.V. 7.500%, due 04/21/15 (e)	2,800,000	4,192,311
Springleaf Finance Corp., Series MTN 6.900%, due 12/15/17	3,200,000	2,944,000
Sydney Airport Finance Co. Pty, Ltd. 5.125%, due 02/22/21 (144A) (f)	1,300,000	1,281,748

		250,049,812

Diversified Financial Services—5.2%
ANZ Capital Trust II 5.360%, due 12/29/49 (144A) (f)	525,000	539,437
Bank of America Corp.
5.650%, due 05/01/18	17,800,000	18,629,533
8.000%, due 12/29/49 (b)	5,000,000	5,383,945
Bear Stearns & Co., Inc. 6.400%, due 10/02/17	19,300,000	21,710,416
BM&F BOVESPA S.A. 5.500%, due 07/16/20 (144A) (f)	1,000,000	1,027,961
Citigroup Capital XXI 8.300%, due 12/21/57 (b)	35,900,000	37,515,500
Citigroup, Inc.
5.625%, due 08/27/12	1,000,000	1,051,562
5.500%, due 04/11/13-10/15/14	52,900,000	56,943,885
2.312%, due 08/13/13 (b)	7,000,000	7,210,651
6.125%, due 11/21/17-05/15/18	47,500,000	51,832,898
8.500%, due 05/22/19	3,800,000	4,695,907
5.875%, due 05/29/37	7,000,000	6,852,972
GATX Financial Corp. 5.800%, due 03/01/16	5,000,000	5,378,595
General Electric Capital Corp.
6.750%, due 03/15/32	165,000	181,836
6.875%, due 01/10/39	6,500,000	7,277,757
6.500%, due 09/15/67 (144A) (b) (f) (i)	11,900,000	18,524,789
6.375%, due 11/15/67 (b)	5,400,000	5,568,750
International Lease Finance Corp.
5.750%, due 06/15/11	12,500,000	12,609,375
1.468%, due 08/15/11 (b) (e)	30,400,000	42,482,644
5.400%, due 02/15/12	16,642,000	16,995,642
5.300%, due 05/01/12	24,700,000	25,255,750
5.250%, due 01/10/13	2,900,000	2,950,750
6.375%, due 03/25/13	2,900,000	3,016,000
5.875%, due 05/01/13	1,600,000	1,648,000
6.750%, due 09/01/16 (144A) (f)	5,300,000	5,697,500
JPMorgan Chase & Co.
6.950%, due 08/10/12	8,200,000	8,831,031
0.640%, due 06/13/16 (b)	5,300,000	5,152,141
6.000%, due 10/01/17-01/15/18	38,600,000	42,318,159
7.250%, due 02/01/18	5,000,000	5,833,685

MIST-186

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
JPMorgan Chase Capital XXI Series U 1.254%, due 02/02/37 (b)	$27,300,000	$22,957,962
LBG Capital No.1 plc 7.875%, due 11/01/20 (144A) (f)	285,000	279,443
Macquarie Bank, Ltd., Series B 2.600%, due 01/20/12 (144A) (f)	2,200,000	2,237,611
Nationwide Building Society 6.250%, due 02/25/20 (144A) (f)	10,800,000	11,255,544
Pearson Dollar Finance plc 5.700%, due 06/01/14 (144A) (f)	13,500,000	14,765,517
SLM Corp.
2.996%, due 03/15/12 (b)	1,500,000	1,504,245
5.125%, due 08/27/12	400,000	412,954
5.375%, due 01/15/13-05/15/14	8,935,000	9,274,105
5.000%, due 10/01/13	4,739,000	4,908,135
0.603%, due 01/27/14 (b)	11,600,000	11,009,363
Series MTN
6.250%, due 01/25/16	3,200,000	3,339,456
8.450%, due 06/15/18	7,400,000	8,299,352
8.000%, due 03/25/20	400,000	436,706
Teco Finance, Inc. 6.750%, due 05/01/15	4,400,000	4,963,847
Temasek Financial I, Ltd. 4.300%, due 10/25/19 (144A) (f)	5,500,000	5,590,508
Trans Capital Investment, Ltd. 8.700%, due 08/07/18 (144A) (f)	2,800,000	3,475,500
UBS AG of Stamford, Connecticut, 1.304%, due 01/28/14 (b)	1,700,000	1,717,152

		529,544,471

Diversified Telecommunication Services—0.3%
AT&T, Inc.
6.300%, due 01/15/38	6,400,000	6,471,443
5.350%, due 09/01/40 (144A) (f)	301,000	270,560
CenturyTel, Inc. 6.000%, due 04/01/17	5,000,000	5,347,680
Deutsche Telekom International Finance B.V.
8.750%, due 06/15/30	50,000	65,727
Embarq Corp. 7.995%, due 06/01/36	6,600,000	7,462,356
France Telecom S.A. 8.500%, due 03/01/31	165,000	222,630
Qtel International Finance, Ltd.
3.375%, due 10/14/16 (144A) (f)	400,000	386,962
4.750%, due 02/16/21 (144A) (f)	800,000	748,878
Qwest Corp. 8.875%, due 03/15/12	1,720,000	1,844,700
SBC Communications, Inc.
5.100%, due 09/15/14	380,000	415,881
5.625%, due 06/15/16	455,000	509,568
Sprint Capital Corp. 8.750%, due 03/15/32	6,900,000	7,374,375
Verizon Global Funding Corp. 7.375%, due 09/01/12	185,000	201,336
Verizon New York, Inc.
6.875%, due 04/01/12	325,000	344,141
7.375%, due 04/01/32	155,000	174,389

Security Description	Par Amount	Value

Diversified Telecommunication Services—(Continued)
Verizon Wireless Capital LLC 2.914%, due 05/20/11 (b)	$3,900,000	$3,912,909

		35,753,535

Electric Utilities—1.1%
Arizona Public Service Co. 4.650%, due 05/15/15	165,000	173,454
Centrais Eletricas Brasileiras S.A. 6.875%, due 07/30/19 (144A) (f)	54,400,000	61,200,000
Consumers Energy Co. 5.000%, due 02/15/12	2,500,000	2,591,535
Dominion Resources, Inc. 6.300%, due 03/15/33	210,000	223,121
DTE Energy Co. 6.375%, due 04/15/33	260,000	272,053
Electricite de France
5.500%, due 01/26/14 (144A) (f)	5,100,000	5,591,405
6.500%, due 01/26/19 (144A) (f)	5,100,000	5,855,708
6.950%, due 01/26/39 (144A) (f)	5,100,000	5,949,283
Enel Finance International S.A. 6.250%, due 09/15/17 (144A) (f)	9,350,000	10,252,976
Entergy Corp. 3.625%, due 09/15/15	14,300,000	14,166,009
Majapahit Holding B.V.
7.250%, due 06/28/17	2,040,000	2,240,622
7.750%, due 01/20/20	5,000,000	5,636,491
Nisource Finance Corp. 6.150%, due 03/01/13	475,000	515,163
Pepco Holdings, Inc. 7.450%, due 08/15/32	180,000	205,420
Progress Energy, Inc. 6.850%, due 04/15/12	650,000	688,574

		115,561,814

Energy Equipment & Services—0.0%
Transocean, Inc. 7.500%, due 04/15/31	1,000,000	1,125,247

Food & Drug Retail—0.0%
CVS Pass-Through Trust 6.943%, due 01/10/30	1,025,157	1,117,193

Food & Staples Retailing—0.1%
Wal-Mart Stores, Inc. 5.800%, due 02/15/18	6,600,000	7,526,996

Food Products—0.3%
Kraft Foods, Inc.
6.125%, due 02/01/18	23,500,000	26,306,746
6.875%, due 02/01/38	2,100,000	2,335,735

		28,642,481

Health Care Providers & Services—0.1%
Prudential Holding LLC 8.695%, due 12/18/23 (144A) (f)	150,000	183,980
UnitedHealth Group, Inc.
6.000%, due 02/15/18	11,100,000	12,363,413
6.875%, due 02/15/38	2,200,000	2,475,801

		15,023,194

MIST-187

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Independent Power Producers & Energy Traders—0.1%
Korea Hydro & Nuclear Power Co., Ltd. 3.125%, due 09/16/15 (144A) (f)	$11,200,000	$10,924,077
PSEG Power LLC
5.500%, due 12/01/15	420,000	457,548
8.625%, due 04/15/31	245,000	307,897

		11,689,522

Insurance—1.5%
American General Finance Corp.
Series A 4.625%, due 06/22/11 (e)	1,170,000	1,655,375
Series I 4.875%, due 07/15/12	800,000	790,000
Series J 0.560%, due 12/15/11 (b)	3,400,000	3,283,672
American General Institutional Capital, Series B 8.125%, due 03/15/46 (144A) (f)	24,700,000	26,984,750
American International Group, Inc.
4.250%, due 05/15/13	8,545,000	8,845,989
5.050%, due 10/01/15	6,300,000	6,521,930
5.450%, due 05/18/17	700,000	720,439
5.850%, due 01/16/18	23,700,000	24,755,764
8.250%, due 08/15/18	300,000	351,856
6.400%, due 12/15/20	2,800,000	2,993,852
5.250%/6.250%, due 11/16/22 (j)	3,163,000	2,830,885
8.000%, due 05/22/38 (b) (e)	2,750,000	3,920,102
8.625%, due 05/22/38 (b) (i)	5,500,000	9,245,945
Series EMTN 5.000%, due 06/26/17 (e)	24,000,000	33,038,042
CNA Financial Corp. 5.850%, due 12/15/14	5,000,000	5,395,300
Dai-ichi Life Insurance Co., Ltd. 7.250%, due 12/31/49 (144A) (b) (f)	7,400,000	7,216,200
ING Capital Funding Trust III 3.907%, due 12/31/49 (b)	200,000	194,860
Liberty Mutual Group, Inc. 5.750%, due 03/15/14 (144A) (f)	5,750,000	6,035,315
Nationwide Financial Services, Inc.
6.250%, due 11/15/11	55,000	56,777
5.900%, due 07/01/12	60,000	62,220
Pacific LifeCorp. 6.000%, due 02/10/20 (144A) (f)	2,600,000	2,773,376
Principal Life Income Funding Trusts 5.300%, due 04/24/13	3,400,000	3,660,056

		151,332,705

Media—0.3%
British Sky Broadcasting Group plc 6.100%, due 02/15/18 (144A) (f)	15,000,000	16,702,590
Comcast Corp. 7.050%, due 03/15/33	75,000	84,012
Cox Communications, Inc. 4.625%, due 06/01/13	430,000	456,657
News America Holdings, Inc.
8.250%, due 08/10/18	110,000	136,884
7.750%, due 01/20/24	25,000	28,779

Security Description	Par Amount	Value

Media—(Continued)
Time Warner Cable, Inc. 5.400%, due 07/02/12	$5,000,000	$5,259,225
Time Warner Cos., Inc.
5.875%, due 11/15/16	6,500,000	7,260,370
9.150%, due 02/01/23	155,000	204,016
8.375%, due 03/15/23	260,000	321,209
7.625%, due 04/15/31	310,000	358,581

		30,812,323

Metals & Mining—0.3%
AngloGold Ashanti Holdings plc 5.375%, due 04/15/20	2,400,000	2,438,729
Gerdau Trade, Inc. 5.750%, due 01/30/21 (144A) (f)	6,900,000	7,002,219
Vale Overseas, Ltd.
4.625%, due 09/15/20	5,000,000	4,901,970
6.875%, due 11/21/36-11/10/39	11,800,000	12,618,382

		26,961,300

Oil & Gas Exploration & Production—0.0%
Novatek Finance, Ltd. 5.326%, due 02/03/16 (144A) (f)	3,100,000	3,165,399

Oil, Gas & Consumable Fuels—1.0%
Duke Capital LLC
6.250%, due 02/15/13	375,000	406,192
8.000%, due 10/01/19	55,000	66,981
El Paso Corp. 7.750%, due 01/15/32	2,715,000	3,055,955
Gaz Capital S.A.
8.146%, due 04/11/18 (144A) (f)	12,400,000	14,677,880
8.625%, due 04/28/34	23,300,000	28,857,050
Gazprom Via Gaz Capital S.A., Series REGS 8.125%, due 07/31/14	3,600,000	4,120,200
Husky Energy, Inc. 6.150%, due 06/15/19	215,000	236,458
Indian Oil Corp., Ltd. 4.750%, due 01/22/15	2,200,000	2,278,446
Kinder Morgan Energy Partners LP
7.400%, due 03/15/31	225,000	253,009
7.750%, due 03/15/32	135,000	157,501
7.300%, due 08/15/33	90,000	100,765
Magellan Midstream Partners 5.650%, due 10/15/16	385,000	423,282
Noble Group, Ltd. 4.875%, due 08/05/15 (144A) (f)	2,500,000	2,592,188
Petrobras International Finance Co.
5.750%, due 01/20/20	4,800,000	4,975,843
5.375%, due 01/27/21	26,600,000	26,796,014
Ras Laffan Liquefied Natural Gas Co., Ltd. III
Series REGS 5.500%, due 09/30/14	1,400,000	1,503,688
Shell International Finance B.V. 5.500%, due 03/25/40	600,000	610,231

MIST-188

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Total Capital S.A. 4.450%, due 06/24/20	$3,100,000	$3,170,708
TransCanada Pipelines, Ltd. 7.625%, due 01/15/39	2,500,000	3,108,145
Transcontinental Gas Pipe Line Corp. 8.875%, due 07/15/12	35,000	38,286
Valero Energy Corp. 7.500%, due 04/15/32	225,000	248,525
Williams Cos., Inc. 7.500%, due 01/15/31	592,000	694,482

		98,371,829

Paper & Forest Products—0.1%
International Paper Co. 5.250%, due 04/01/16	6,500,000	6,937,762

Pharmaceuticals—0.7%
GlaxoSmithKline Capital, Inc. 4.850%, due 05/15/13	49,400,000	53,184,880
Roche Holdings, Inc. 7.000%, due 03/01/39 (144A) (f)	8,000,000	9,773,872
Wyeth
5.500%, due 03/15/13 - 02/15/16	7,500,000	8,311,855
6.450%, due 02/01/24	160,000	186,977

		71,457,584

Real Estate Investment Trusts—0.1%
HCP, Inc. 6.700%, due 01/30/18	7,500,000	8,323,905
Health Care Property Investors, Inc. 5.950%, due 09/15/11	3,500,000	3,577,539

		11,901,444

Real Estate Management & Development—0.0%
Qatari Diar Finance QSC 3.500%, due 07/21/15	1,000,000	1,005,440

Road & Rail—0.2%
Con-way, Inc. 7.250%, due 01/15/18	10,000,000	10,868,540
CSX Corp. 6.250%, due 03/15/18	10,000,000	11,422,230
Norfolk Southern Corp.
5.590%, due 05/17/25	60,000	64,448
7.800%, due 05/15/27	7,000	8,794
5.640%, due 05/17/29	168,000	176,091
7.250%, due 02/15/31	65,000	79,601
RZD Capital Ltd., Series EMTN 5.739%, due 04/03/17	3,200,000	3,347,040
Union Pacific Corp. 6.625%, due 02/01/29	50,000	57,829

		26,024,573

Specialty Retail—0.2%
Home Depot, Inc. 5.400%, due 03/01/16	5,000,000	5,535,055
Limited Brands, Inc. 6.900%, due 07/15/17	15,000,000	16,162,500

		21,697,555

Security Description	Par Amount	Value

Tobacco—0.2%
Altria Group, Inc. 9.700%, due 11/10/18	$7,600,000	$10,009,154
Philip Morris International, Inc. 6.375%, due 05/16/38	4,100,000	4,624,148
Reynolds American, Inc. 7.625%, due 06/01/16	2,400,000	2,855,410

		17,488,712

Transportation—0.1%
GATX Corp. 6.000%, due 02/15/18	5,000,000	5,313,785

Wireless Telecommunication Services—0.1%
America Movil S.A.B de C.V. 5.000%, due 03/30/20	5,000,000	5,180,475
AT&T Wireless Services, Inc. 8.125%, due 05/01/12	200,000	215,315
Cingular Wireless LLC 6.500%, due 12/15/11	700,000	728,816

		6,124,606

Total Domestic Bonds & Debt Securities (Cost $2,546,382,262)		2,710,452,607

Asset-Backed Securities—4.6%
Adjustable Rate Mortgage Trust
2.783%, due 05/25/35 (b)	627,305	634,482
5.274%, due 11/25/35 (b)	1,118,284	919,220
American Home Mortgage Assets 1.232%, due 11/25/46 (b)	5,739,436	2,757,690
American Home Mortgage Investment Trust
2.250%, due 02/25/45 (b)	2,930,415	2,694,157
Arran Residential Mortgages Funding plc
2.291%, due 05/16/47 (144A) (b) (e) (f)	4,452,975	6,321,133
2.491%, due 05/16/47 (144A) (b) (e) (f)	13,300,000	18,896,040
Asset Backed Funding Certificates
0.600%, due 06/25/34 (b)	4,297,898	3,514,325
0.310%, due 01/25/37 (b)	77,900	77,546
Asset Backed Securities Corp. 0.330%, due 05/25/37 (b)	383,175	322,097
Banc of America Commercial Mortgage, Inc.
5.451%, due 01/15/49	8,400,000	8,850,960
Banc of America Funding Corp.
2.828%, due 05/25/35 (b)	4,732,566	4,641,521
2.796%, due 02/20/36 (b)	10,802,695	10,364,597
5.864%, due 01/20/47 (b)	680,170	483,820
Banc of America Large Loan, Inc. 2.005%, due 11/15/15 (144A) (b) (f)	7,086,796	6,711,569
Banc of America Mortgage Securities, Inc.
5.000%, due 05/25/34	519,986	522,499
BCAP LLC Trust 0.420%, due 01/25/37 (b)	4,127,536	2,570,646
Bear Stearns Adjustable Rate Mortgage Trust
2.770%, due 02/25/33 (b)	37,951	35,067

MIST-189

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

2.290%, due 08/25/35 (b)	$66,476	$64,159
2.400%, due 08/25/35 (b)	1,907,837	1,840,515
Bear Stearns ALT-A Trust
1.090%, due 11/25/34 (b)	1,402,140	757,020
2.643%, due 05/25/35 (b)	2,966,647	2,500,618
2.987%, due 09/25/35 (b)	2,341,119	1,830,609
5.089%, due 11/25/36 (b)	7,173,476	4,547,414
5.195%, due 11/25/36 (b)	4,041,875	2,528,366
Bear Stearns Asset Backed Securities Trust
0.650%, due 10/27/32 (b)	25,957	23,687
1.250%, due 10/25/37 (b)	7,740,205	5,172,017
Bear Stearns Commercial Mortgage Securities, Inc.
5.331%, due 02/11/44	400,000	419,595
5.471%, due 01/12/45 (b)	1,100,000	1,182,278
5.700%, due 06/11/50	6,400,000	6,831,957
Bear Stearns Structured Products, Inc.
2.683%, due 01/26/36 (b)	2,398,455	1,602,934
5.222%, due 12/26/46 (b)	1,677,835	1,196,444
Carrington Mortgage Loan Trust 0.570%, due 10/25/35 (b)	1,001,631	945,146
Chase Mortgage Finance Corp. 6.000%, due 09/25/36 (b)	13,224,703	12,741,109
Chevy Chase Mortgage Funding Corp.
0.500%, due 08/25/35 (144A) (b) (f)	112,943	81,265
0.380%, due 05/25/48 (144A) (b) (f)	4,560,451	2,092,608
Citigroup Mortgage Loan Trust, Inc.
2.510%, due 08/25/35 (b)	7,056,092	6,707,320
2.560%, due 08/25/35 (b)	2,258,827	2,011,324
2.670%, due 12/25/35 (b)	11,217,927	10,917,202
0.310%, due 07/25/45 (b)	1,161,517	963,021
Commercial Mortgage Pass Through Certificates
5.306%, due 12/10/46	1,900,000	2,005,851
Countrywide Alternative Loan Trust
4.751%, due 05/25/35 (b)	8,272,849	950,497
0.464%, due 03/20/46 (b)	343,786	200,819
Countrywide Asset-Backed Certificates 0.330%, due 06/25/37 (b)	26,133	26,037
Countrywide Home Loans
5.750%, due 05/25/33	37,021	37,403
0.570%, due 03/25/35 (b)	1,636,912	1,103,341
0.540%, due 04/25/35 (b)	183,909	116,950
0.590%, due 06/25/35 (144A) (b) (f)	6,334,481	5,389,376
5.416%, due 09/20/36 (b)	8,507,849	5,234,156
Credit Suisse First Boston Mortgage Securities Corp.
0.884%, due 03/25/32 (144A) (b) (f)	146,998	126,986
6.500%, due 04/25/33	139,980	147,116
6.000%, due 11/25/35	4,541,774	3,403,787
Credit Suisse Mortgage Capital Certificates
5.847%, due 03/15/39 (b)	400,000	430,597
5.467%, due 09/15/39	22,300,000	23,638,821
Daimler Chrysler Auto Trust 1.740%, due 09/10/12 (b)	1,058,709	1,060,346
DSLA Mortgage Loan Trust 2.477%, due 07/19/44 (b)	1,301,641	1,050,310
First Horizon Alternative Mortgage Securities
2.921%, due 08/25/35 (b)	477,640	384,988
4.451%, due 01/25/36 (b)	82,906,456	9,299,053

Security Description	Par Amount	Value

GMAC Mortgage Corp. 5.940%, due 07/01/13 (k)	$3,957	$3,940
Granite Mortgages plc
1.156%, due 01/20/44 (b) (i)	1,303,913	2,011,497
1.392%, due 01/20/44 (b) (e)	810,604	1,105,208
0.996%, due 09/20/44 (b) (i)	6,706,553	10,324,422
1.310%, due 09/20/44 (b) (e)	799,230	1,087,432
Green Tree Financial Corp. 6.220%, due 03/01/30	110,668	116,760
Greenpoint Mortgage Funding Trust
0.470%, due 06/25/45 (b)	126,569	85,057
0.330%, due 01/25/47 (b)	78,462	72,398
Greenwich Capital Commercial Funding Corp.
5.444%, due 03/10/39	9,800,000	10,386,802
4.799%, due 08/10/42 (b)	100,000	105,593
GS Mortgage Securities Corp. II 1.142%, due 03/06/20 (144A) (b) (f)	5,377,796	5,378,926
GSR Mortgage Loan Trust
6.000%, due 03/25/32	482	501
2.796%, due 09/25/35 (b)	170,327	166,792
2.838%, due 04/25/36 (b)	4,900,892	4,154,432
Harborview Mortgage Loan Trust
0.474%, due 05/19/35 (b)	1,959,949	1,345,978
0.444%, due 01/19/38 (b)	299,576	197,886
Hillmark Funding 0.563%, due 05/21/21 (144A) (b) (f)	29,600,000	27,667,564
Holmes Master Issuer plc 2.339%, due 10/15/54 (144A) (b) (e) (f)	7,600,000	10,779,060
Household Home Equity Loan 1.054%, due 11/20/36 (b)	189,618	189,480
Indymac ARM Trust
1.811%, due 01/25/32 (b)	1,210	1,031
1.959%, due 01/25/32 (b)	40,709	34,584
Indymac Index Mortgage Loan Trust 2.677%, due 12/25/34 (b)	320,769	243,370
JPMorgan Chase Commercial Mortgage Securities
4.070%, due 11/15/43 (144A) (f)	13,700,000	13,180,018
5.420%, due 01/15/49	400,000	422,428
5.882%, due 02/15/51 (b)	900,000	964,920
JPMorgan Mortgage Trust
5.041%, due 02/25/35 (b)	1,259,451	1,283,871
2.967%, due 07/25/35 (b)	7,985,350	8,080,934
5.387%, due 07/25/35 (b)	16,366,152	16,419,293
5.750%, due 01/25/36	1,561,934	1,469,142
Lehman Brothers-UBS Commercial Mortgage Trust
5.866%, due 09/15/45 (b)	15,200,000	16,293,596
Master Alternative Loans Trust 0.650%, due 03/25/36 (b)	1,031,827	326,804
Merrill Lynch Commercial Mortgage Pass-Through Certificates
0.797%, due 07/09/21 (144A) (b) (f)	13,297,259	12,651,510
Merrill Lynch First Franklin Mortgage Loan Trust
0.310%, due 07/25/37 (b)	133,737	133,078
Merrill Lynch Mortgage Investments, Inc.
1.250%, due 10/25/35 (b)	365,460	321,128
4.250%, due 10/25/35 (b)	1,256,981	1,073,152
0.500%, due 11/25/35 (b)	266,934	230,636
0.460%, due 02/25/36 (b)	1,976,169	1,517,608

MIST-190

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Merrill Lynch/Countrywide Commercial Mortgage Trust
6.164%, due 08/12/49 (b)	$11,800,000	$12,689,121
5.485%, due 03/12/51 (b)	2,200,000	2,307,373
Mid-State Trust 7.791%, due 03/15/38	185,216	178,736
Morgan Stanley Capital, Inc.
0.315%, due 10/15/20 (144A) (b) (f)	728,848	700,940
0.310%, due 05/25/37 (b)	771,703	661,212
6.071%, due 06/11/49 (b)	3,600,000	3,840,556
5.809%, due 12/12/49	200,000	216,433
Morgan Stanley Mortgage Loan Trust 5.500%, due 08/25/35	13,898,304	13,666,828
Morgan Stanley Reremic Trust 6.002%, due 08/12/45 (144A) (b) (f)	900,000	973,630
Nomura Asset Acceptance Corp. 4.976%, due 05/25/35	7,523,708	6,965,178
Option One Mortgage Loan Trust
0.890%, due 08/25/33 (b)	29,268	24,444
0.310%, due 07/25/37 (b)	629,665	605,287
Penta CLO S.A. 1.478%, due 06/04/24 (b) (e) (k)	2,808,091	3,595,789
Popular ABS Mortgage Pass-Through Trust
0.340%, due 06/25/47 (b)	1,596,896	1,447,746
Renaissance Home Equity Loan Trust 0.690%, due 08/25/33 (b)	276,091	257,967
Residential Accredit Loans, Inc.
0.650%, due 03/25/33 (b)	942,655	862,326
6.000%, due 06/25/36	3,882,788	2,669,286
0.430%, due 06/25/46 (b)	2,581,768	1,049,329
Residential Asset Securities Corp. 0.360%, due 04/25/37 (b)	471,114	463,082
Residential Asset Securitization Trust 0.650%, due 05/25/33 - 01/25/46 (b)	3,216,421	1,796,432
Residential Funding Mortgage Securities I
0.600%, due 06/25/18 (b)	53,286	52,295
Sequoia Mortgage Trust 0.604%, due 07/20/33 (b)	710,585	684,300
Silenus (European Loan Conduit) 1.243%, due 05/15/19 (b) (e)	1,458,315	1,846,464
SLM Student Loan Trust
0.753%, due 01/25/17 (b)	3,000,000	3,006,128
0.343%, due 04/25/17 (b)	11,878	11,878
0.433%, due 01/25/19 (b)	8,056,734	8,027,076
2.905%, due 12/16/19 (144A) (b) (f)	2,200,000	2,254,366
Small Business Administration Participation Certificates
6.220%, due 12/01/28	9,302,817	10,174,766
Soundview Home Equity Loan Trust 0.330%, due 06/25/37 (b)	78,156	68,346
Sovereign Commercial Mortgage Securities Trust
5.825%, due 07/22/30 (144A) (b) (f)	1,266,492	1,303,700
Structured Adjustable Rate Mortgage Loan Trust
2.611%, due 01/25/35 (b)	4,186,107	3,537,878
2.651%, due 08/25/35 (b)	330,407	267,015
Structured Asset Mortgage Investments, Inc.
0.504%, due 07/19/35 (b)	2,227,851	2,028,427

Security Description	Par Amount	Value

0.480%, due 05/25/45 (b)	$2,011,860	$1,373,952
Structured Asset Securities Corp. 2.768%, due 10/25/35 (144A) (b) (f)	112,142	91,796
Thornburg Mortgage Securities Trust 0.370%, due 10/25/46 (b)	990,231	981,361
Wachovia Bank Commercial Mortgage Trust
0.345%, due 09/15/21 (144A) (b) (f)	3,160,930	3,133,589
5.342%, due 12/15/43	16,700,000	17,317,578
Washington Mutual Pass-Through Certificate
2.734%, due 02/27/34 (b)	514,388	528,379
1.712%, due 06/25/42-08/25/42 (b)	478,657	412,331
Wells Fargo Mortgage Backed Securities Trust
2.756%, due 09/25/33 (b)	1,878,699	1,900,276
2.772%, due 03/25/36 (b)	10,254,071	9,182,208
2.907%, due 04/25/36 (b)	4,677,457	4,256,362
5.629%, due 04/25/36 (b)	1,999,743	993,778
5.217%, due 08/25/36 (b)	952,260	954,180

Total Asset-Backed Securities (Cost $478,402,367)		471,067,366

Foreign Bonds & Debt Securities—2.9%

Aruba Guilder—0.0%
UFJ Finance Aruba AEC 6.750%, due 07/15/13	220,000	242,421

Canada—2.3%
Canada Housing Trust No. 1
4.000%, due 06/15/12 (144A) (f) (h)	15,200,000	16,096,547
4.800%, due 06/15/12 (144A) (f) (h)	11,800,000	12,611,113
4.550%, due 12/15/12 (144A) (f) (h)	26,300,000	28,310,524
2.750%, due 12/15/15 (144A) (f) (h)	9,000,000	9,202,333
3.350%, due 12/15/20 (144A) (f) (h)	16,300,000	16,330,527
Series 15 3.950%, due 12/15/11 (f) (h)	3,000,000	3,145,030
Canadian Government Bond
1.500%, due 12/01/12 (h)	9,600,000	9,846,174
1.750%, due 03/01/13 (h)	37,300,000	38,325,577
2.500%, due 09/01/13 (h)	21,600,000	22,527,841
2.000%, due 12/01/14 (h)	18,900,000	19,160,512
4.500%, due 06/01/15 (h)	2,700,000	3,002,346
3.000%, due 12/01/15 (h)	2,800,000	2,930,752
Province of Ontario
1.375%, due 01/27/14	13,800,000	13,773,021
1.875%, due 09/15/15	3,900,000	3,832,604
4.300%, due 03/08/17 (h)	4,200,000	4,542,136
4.200%, due 03/08/18 - 06/02/20 (h)	8,200,000	8,594,598
5.500%, due 06/02/18 (h)	2,600,000	2,986,131
4.400%, due 06/02/19 (h)	9,100,000	9,726,737

MIST-191

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Canada—(Continued)
Series MTN 4.600%, due 06/02/39 (h)	$4,600,000	$4,804,258
Province of Quebec 4.500%, due 12/01/16 - 12/01/20 (h)	800,000	862,826

		230,611,587

Cayman Islands—0.0%
Hutchison Whampoa International, Ltd. 6.250%, due 01/24/14 (144A) (f)	245,000	271,782
Mizuho Finance 5.790%, due 04/15/14 (144A) (f)	315,000	338,393
Petroleum Export, Ltd. 5.265%, due 06/15/11 (144A) (f)	419,320	418,955

		1,029,130

Denmark—0.3%
Nykredit Realkredit A.S. 2.359%, due 04/01/38—10/01/38 (b) (l)	48,412,679	8,701,813
Realkredit Danmark A.S. 2.340%, due 01/01/38 (b) (l)	120,220,922	21,611,059

		30,312,872

France—0.0%
AXA S.A. 8.600%, due 12/15/30	60,000	71,155

Netherlands—0.0%
Deutsche Telekom Finance 5.250%, due 07/22/13	425,000	459,540

Norway—0.0%
Den Norske Bank 7.729%, due 06/29/49 (144A) (b) (f)	115,000	115,482

Panama—0.0%
Panama Government International Bond 9.375%, due 04/01/29	1,161,000	1,642,815
Republic of Panama 6.700%, due 01/26/36	1,150,000	1,296,625

		2,939,440

Singapore—0.0%
United Overseas Bank, Ltd. 5.375%, due 09/03/19 (144A) (b) (f)	470,000	502,694

South Korea—0.0%
Korea Housing Finance Corp. 4.125%, due 12/15/15 (144A) (f)	2,500,000	2,529,143
Standard Chartered First Bank Korea, Ltd.
7.267%, due 03/03/34 (144A) (b) (f)	240,000	254,648

Security Description	Par Amount	Value

South Korea—(Continued)
Woori Bank Korea 6.025%, due 03/13/14 (144A) (b) (f)	$305,000	$286,177

		3,069,968

Spain—0.3%
Instituto de Credito Oficial (2.941%, due 03/25/14 (144A) (b) (e) (f) (k)	19,200,000	27,164,336

Sweden—0.0%
Swedbank A.B. 3.625%, due 12/02/11 (e)	1,400,000	2,008,655

United Kingdom—0.0%
HBOS Capital Funding LP 6.071%, due 06/30/49 (144A) (b) (f)	45,000	41,569

Total Foreign Bonds & Debt Securities (Cost $291,498,375)		298,568,849

Municipals—2.9%
American Municipal Power-Ohio, Inc., Combined Hydroelectric Projects Revenue, Build America Bonds, Taxable
8.084%, due 02/15/50	6,900,000	7,865,379
Badger Tobacco Asset Securitization Corp.
6.125%, due 06/01/27	155,000	161,374
Bay Area Toll Bridge Authority, Build America Bonds, Series S1
7.043%, due 04/01/50	10,400,000	10,623,808
Buckeye Tobacco Settlement Financing Authority
5.875%, due 06/01/47	4,600,000	3,061,530
California Infrastructure & Economic Development Bank Revenue, Build America Bonds
6.486%, due 05/15/49	2,500,000	2,492,125
California State General Obligation Unlimited, Build America Bonds
5.650%, due 04/01/13 (b)	2,700,000	2,838,726
7.500%, due 04/01/34	2,900,000	3,123,706
7.950%, due 03/01/36	700,000	748,713
7.550%, due 04/01/39	2,900,000	3,155,171
7.600%, due 11/01/40	6,900,000	7,551,843
California State Public Works Board Lease Revenue, Build America Bonds, Taxable, University Projects,
Series B-2 7.804%, due 03/01/35	3,100,000	3,066,551
California State University Revenue , Build America Bonds
6.484%, due 11/01/41	4,400,000	4,374,436
Calleguas-las Virgenes California Public Financing Water Revenue Authority, Build America Bonds
5.944%, due 07/01/40	7,800,000	7,615,140
Chicago Transit Authority Transfer Tax Receipts Revenue
Series A 6.300%, due 12/01/21	400,000	428,236
6.899%, due 12/01/40	7,300,000	7,167,505
Series B 6.300%, due 12/01/21	700,000	749,413
6.899%, due 12/01/40	7,200,000	7,069,320
Clark County NV, Airport Revenue,
Series C 6.820%, due 07/01/45	4,800,000	4,756,416
Clark County NV, Refunding 4.750%, due 06/01/30	5,500,000	5,292,045

MIST-192

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Municipals—(Continued)

Security Description	Par Amount	Value

East Baton Rouge Sewer Commission, Build America Bonds
6.087%, due 02/01/45	$17,000,000	16,846,490
Golden State Tobacco Securitization Corp.,
Series A-1 5.000%, due 06/01/33	10,000,000	6,686,500
Illinois Finance Authority, Peoples Gas Light & Coke
5.000%, due 02/01/33(AMBAC)	7,410,000	7,077,810
Irvine Ranch CA, Water District, Build America Bonds, Taxable,
Series B 6.622%, due 05/01/40	21,700,000	22,214,073
Los Angeles CA, Wastewater System Revenue, Build America Bonds
5.713%, due 06/01/39	2,300,000	2,152,892
Los Angeles Department of Water & Power Build America Bonds
6.166%, due 07/01/40	60,200,000	57,124,382
Systems, Subser A-2 5.000%, due 07/01/44	2,900,000	2,696,217
Los Angeles Department of Water & Power Revenue, Build America Bonds
6.603%, due 07/01/50	3,200,000	3,352,160
Los Angeles, California Unified School District uild America Bonds
B 6.758%, due 07/01/34	1,100,000	1,153,218
Refunding, Series A 4.500%, due 07/01/25-01/01/28	8,700,000	7,924,782
Metropolitan Transportation Authority, Build America Bonds, Metro Transit Authority,
Series A2 6.089%, due 11/15/40	200,000	194,162
Municipal Electric Authority of Georgia 6.655%, due 04/01/57	1,300,000	1,223,482
New Jersey Economic Development Authority, Build America Bonds
1.310%, due 03/15/11 (b)	19,100,000	19,085,102
New Jersey State Turnpike Authority Revenue, Build America Bonds, Taxable
7.102%, due 01/01/41	5,300,000	5,704,867
Newport Beach CA, Certificates of Participation, Build America Bonds
7.168%, due 07/01/40	31,650,000	31,180,630
Palomar Community College District, Series A 4.750%, due 05/01/32	300,000	268,617
Pennsylvania Economic Development Financing Authority, Build America Bonds
6.532%, due 06/15/39	1,000,000	957,660
Port Authority of New York & New Jersey, One Hundred Sixtyfifth
5.647%, due 11/01/40	3,000,000	2,873,970
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit,
Series 2-B 7.242%, due 01/01/41	1,800,000	1,782,954
State of Illinois
4.071%, due 01/01/14	7,300,000	7,309,198
Build America Bonds 6.900%, due 03/01/35	2,100,000	2,048,928
State of Texas Transportation Commission Mobility Funding,
Series A 4.750%, due 04/01/35	3,500,000	3,402,315
State of Texas Transportation Commission Revenue, Build America Bonds,
Series B 5.178%, due 04/01/30	3,000,000	2,951,340
Tobacco Settlement Financing Corp.
5.000%, due 06/01/41	900,000	543,960
7.467%, due 06/01/47	7,960,000	5,561,731
Tobacco Settlement Funding Corp.
5.875%, due 05/15/39	2,000,000	1,829,780
6.250%, due 06/01/42	1,300,000	1,131,468

Total Municipals (Cost $304,167,198)		297,420,125

Foreign Bonds & Debt Securities—Emerging Markets—1.8%

Security Description	Par Amount	Value

Brazil—1.7%
Banco Nacional de Desenvolvimento Economico e Social
4.125%, due 09/15/17 (144A) (e) (f)	$2,700,000	$3,655,428
Brazil Notas do Tesouro Nacional, Series F 10.000%, due 01/01/12 - 01/01/17 (m)	27,646,200	167,725,379

		171,380,807

Mexico—0.1%
Mexican Bonos 6.000%, due 06/18/15 (n)	70,900,000	5,791,152
United Mexican States 6.050%, due 01/11/40 (n)	5,100,000	5,278,500

		11,069,652

Russia—0.0%
Morgan Stanley (Gazprom) 9.625%, due 03/01/13 (144A) (f)	130,000	148,382
Russian Foreign Bond, Series REGS 3.625%, due 04/29/15	1,500,000	1,524,375

		1,672,757

South Africa—0.0%
South Africa Government International Bond
5.875%, due 05/30/22	700,000	754,863

Total Foreign Bonds & Debt Securities—Emerging Markets (Cost $159,345,686)		184,878,079

Preferred Stocks—0.9%

Security Description	Shares	Value

Commercial Banks—0.5%
Wells Fargo Co. (b)	50,400,000	55,440,000

Diversified Financial Services—0.4%
GMAC Capital Trust I, Series 2 (b)	1,130,800	28,893,636
JPMorgan Chase & Co., Series 1 (b)	8,200,000	9,002,805

		37,896,441

Total Preferred Stocks (Cost $84,384,646)		93,336,441

Convertible Preferred Stocks—0.6%

Security Description	Par Amount	Value

Commercial Banks—0.6%
Wells Fargo & Co., Series L 7.500%, due 12/31/49	$53,950	55,849,040

MIST-193

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Convertible Preferred Stocks—(Continued)

Security Description	Par Amount	Value

Insurance—0.0%
American International Group, Inc. 8.500%, due 02/15/11	$168,900	$758,361

Total Convertible Preferred Stocks (Cost $52,390,584)		56,607,401

Convertible Bonds—0.5%

Energy Equipment & Services—0.5%
Transocean, Ltd., Series B 1.500%, due 12/15/37	44,600,000	44,098,250

Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp. 2.250%, due 12/15/38	2,400,000	2,217,000

Total Convertible Bonds (Cost $43,318,307)		46,315,250

Loan Participation—0.3%

Automobiles—0.1%
Ford Motor Co. 3.010%, due 12/16/13	5,174,026	5,178,604

Commercial Banks—0.0%
CIT Group, Inc. 6.250%, due 08/11/15	1,533,500	1,560,337

Diversified Financial Services—0.1%
American General Finance Corp. 7.250%, due 04/21/15	7,900,000	7,922,239

Oil & Gas Exploration & Production—0.1%
Petroleum Export, Ltd. 3.309%, due 12/07/12	10,750,200	10,723,324

Total Loan Participation (Cost $25,178,715)		25,384,504

Common Stocks—0.0%
Security Description	Shares	Value

Insurance—0.0%
American International Group, Inc.*	7,019	246,648

Total Common Stocks (Cost $291,569)		246,648

Short-Term Investments—39.2%

Security Description	Par Amount	Value

Commercial Paper—6.0%
Banco Bradesco S.A. 1.000%, due 06/27/11 (144A) (f)	$92,900,000	$92,597,977
Bank of Nova Scotia 0.562%, due 08/09/12 (b)	7,400,000	7,397,780
Daimler Finance North America 0.440%, due 05/17/11	1,600,000	1,599,100
Itau Unibanco S.A. New York
1.450%, due 12/05/11	8,900,000	8,810,079
0.010%, due 01/17/12	29,500,000	29,089,914
Kells Funding LLC
0.230%, due 04/15/11 (144A) (f)	10,300,000	10,299,079
0.330%, due 05/05/11-05/11/11 (144A) (f)	53,500,000	53,481,280
0.340%, due 05/06/11 (144A) (f)	37,200,000	37,187,703
0.360%, due 06/07/11 (144A) (f)	80,000,000	79,946,400
0.280%, due 06/10/11 -07/18/11 (144A) (f)	98,900,000	98,827,274
0.300%, due 07/07/11 (144A) (f)	32,300,000	32,273,891
Straight A Funding LLC
0.170%, due 04/04/11	10,000,000	9,999,858
0.240%, due 05/04/11	44,200,000	44,181,733
0.207%, due 05/09/11	1,600,000	1,599,650
0.250%, due 05/09/11-06/13/11	89,400,000	89,370,492
0.230%, due 05/09/11-06/13/11	10,400,000	10,395,798
Vodafone Group plc 0.830%, due 01/13/12	1,800,000	1,788,090

		608,846,098

Foreign Government & Agency—4.6%
Japan Treasury Bill, Series 166 0.000%, due 04/25/11 (o) (p)	38,780,000,000	468,495,853

Repurchase Agreements—7.0%
Barclays Capital, Inc., Repurchase Agreement, dated 03/15/11 at 0.130% to be repurchased at $90,010,075 on 04/15/11 collateralized by $91,660,000 Federal Home Loan Bank at 0.370% due 12/29/11 with a value of $91,814,956.	90,000,000	90,000,000

MIST-194

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Citigroup, Inc., Repurchase Agreement, dated 03/31/11 at 0.150% to be repurchased at $6,600,028 on 04/01/11 collateralized by $6,735,000 Freddie Mac at 0.216% due 03/21/13 with a value of $6,732,117.	$6,600,000	$6,600,000
Deutsche Bank Securities, Inc., Repurchase Agreement, dated 03/31/11 at 0.100% to be repurchased at $96,000,275 on 04/01/11 collateralized by $96,796,000 U.S. Treasury Bond at 4.750% due 02/15/41 with a value of $101,407,514.	99,000,000	99,000,000
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $5,431,002 on 04/01/11 collateralized by $5,550,000 U.S. Treasury Bill at 0.000% due 09/22/11 with a value of $5,544,450.	5,431,000	5,431,000
Morgan Stanley & Co., Inc.
Repurchase Agreement, dated 03/10/11 at 0.130% to be repurchased at $77,495,752 on 04/21/11 collateralized by $80,459,500 U.S. Treasury Note at 0.500% due 10/15/13 with a value of $79,282,148.	77,484,000	77,484,000
Repurchase Agreement, dated 03/10/11 at 0.130% to be repurchased at $39,922,054 on 04/21/11 collateralized by 40,875,000 U.S.Treasury Note at 0.500% due11/15/13 with a value of $40,298,290.	39,916,000	39,916,000
Repurchase Agreement, dated 03/10/11 at 0.150% to be repurchased at $54,582,732 on 04/13/11 collateralized by $53,771,794 Freddie Mac at 5.000% due 05/01/39 with a value of $54,833,214	54,575,000	54,575,000
Repurchase Agreement, dated 03/10/11 at 0.150% to be repurchased at $5,125,726 on 04/13/11 collateralized by $5,050,341 Fannie Mae at 5.500% due 06/01/36 with a value of $5,227,521.	5,125,000	5,125,000
Repurchase Agreement, dated 03/31/11 at 0.140% to be repurchased at $28,500,111 on 04/01/11 collateralized by $28,377,900 U.S. Treasury Note at 3.500% due 05/15/20 with a value of $29,162,437.	28,500,000	28,500,000
Repurchase Agreement, dated 03/31/11 at 0.140% to be repurchased at $56,100,218 on 04/01/11 collateralized by $57,630,000 U.S. Treasury Note at 1.750% due 07/31/15 with a value of $57,311,528.	56,100,000	56,100,000

Security Description	Par Amount	Value

UBS Securities LLC
Repurchase Agreement, dated 03/31/11 at 0.140% to be repurchased at $120,710,469 on 04/01/11 collateralized by $100,000,000 U.S. Treasury Bond at 6.000% due 02/15/26 with a value of $122,716,074.	$120,710,000	$120,710,000
Repurchase Agreement, dated 03/31/11 at 0.140% to be repurchased at $30,639,119 on 04/01/11 collateralized by $27,748,600 U.S. Treasury Bond at 4.500% due 05/15/17 with a value of $31,175,633.	30,639,000	30,639,000
Repurchase Agreement, dated 03/31/11 at 0.140% to be repurchased at $98,651,384 on 04/01/11 collateralized by $100,000,000 U.S. Treasury Note at 0.875% due 01/31/12 with a value of $100,657,286.	98,651,000	98,651,000

		712,731,000

U.S. Government & Agency Discount Notes—21.6%
U.S. Treasury Bills
0.090%, due 04/21/11 (o)	33,730,000	33,728,291
0.099%, due 06/16/11 (o)	32,700,000	32,693,165
0.101%, due 06/23/11 (o)	13,000,000	12,996,965
0.108%, due 06/30/11 (o)	66,200,000	66,182,421
0.182%, due 07/07/11 (o)	1,491,000	1,490,270
0.158%, due 07/14/11 (o)	48,200,000	48,177,990
0.160%, due 07/21/11 (a) (o)	284,850,000	284,709,474
0.161%, due 07/28/11 (p)	111,530,000	111,471,056
0.171%, due 08/04/11 (a) (o)	334,800,000	334,601,276
0.173%, due 08/11/11 (o)	125,400,000	125,320,685
0.160%, due 08/18/11 (a) (o)	511,800,000	511,483,300
0.152%, due 08/25/11 (o)	157,000,000	156,903,336
0.155%, due 08/25/11 (o)	76,508,000	76,459,906
0.157%, due 09/01/11 (o)	220,700,000	220,552,439
0.140%, due 09/08/11 (o)	178,200,000	178,089,120

		2,194,859,694

Total Short-Term Investments (Cost $3,989,127,998)		3,984,932,645

Total Investments—110.8% (Cost $11,042,920,852#)		11,254,003,540

Other Assets and Liabilities (net)—(10.8)%		(1,095,541,434)

Net Assets—100.0%		$10,158,462,106

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $11,042,920,852. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $314,946,533 and $103,863,865, respectively, resulting in a net unrealized appreciation of $211,082,688.
(a)	Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $37,046,676.

MIST-195

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short-Term Investments—(Continued)

(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	This security is traded on a “to-be-announced” basis.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Par shown in Euro. Value is shown in USD.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $1,573,195,463, which is 15.5% of the Portfolio’s net assets.
(g)	Par shown in Singapore Dollar. Value is shown in USD.
(h)	Par shown in Canadian Dollar. Value is shown in USD.
(i)	Par shown in British Pound. Value is shown in USD.
(j)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(k)	Security was valued in good faith under procedures approved by the Board of Trustees.
(l)	Par shown in Danish Krone. Value is shown in USD.
(m)	Par shown in Brazilian Real. Value is shown in USD.
(n)	Par shown in Mexican Peso. Value is shown in USD.
(o)	Zero coupon bond—Interest rate represents current yield to maturity.
(p)	Par shown in Japanese Yen. Value is shown in USD.
AMBAC	Ambac Indemnity Corporation
TBA	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

Credit Composition as of March 31, 2011 (Unaudited)

Portfolio Composition by Credit Quality	% of Fixed Income Market Value
AAA/Government/Government Agency	48.5
AA	7.4
A	16.6
BBB	13.9
BB	3.4
B	1.9
CCC	0.4
CC	0.2
C	0.2
D	0.1
Not Rated	7.4

MIST-196

Met Investors Series Trust

PIMCO Total Return Portfolio

Futures Contracts

The futures contracts outstanding as of March 31, 2011 and the description and unrealized appreciation/(depreciation) were as follows:

Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2011	Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	09/19/2011	8,043	$1,999,267,637	$2,001,500,550	$2,232,913
90 Day EuroDollar Futures	12/19/2011	12,764	3,167,013,387	3,171,694,450	4,681,063
90 Day EuroDollar Futures	03/19/2012	19,002	4,708,835,263	4,709,883,225	1,047,962
90 Day EuroDollar Futures	06/18/2012	9,423	2,329,763,500	2,327,363,213	(2,400,287)
90 Day EuroDollar Futures	09/17/2012	2,235	553,684,913	549,865,875	(3,819,038)
90 Day EuroDollar Futures	12/17/2012	1,025	253,344,363	251,253,125	(2,091,238)
U.S. Treasury Note 2 Year Futures	06/30/2011	1,241	270,574,938	270,693,125	118,187

					$(230,438)

Futures Contracts-Short
U.S. Treasury Note 10 Year Futures	06/21/2011	(2,161)	$(256,289,453)	$(257,226,531)	$(937,078)

Net Unrealized Depreciation					$(1,167,516)

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/29/2011	Westpac Banking Corp.	26,320,000	AUD	$27,178,209	$25,728,274	$1,449,935
4/4/2011	Barclays Bank plc	16,276,600	BRL	9,989,015	9,700,000	289,015
4/4/2011	UBS AG	28,835,800	BRL	17,696,646	17,200,000	496,646
4/4/2011	UBS AG	14,258,750	BRL	8,750,652	8,500,000	250,652
6/2/2011	Citibank N.A.	48,319,817	BRL	29,276,592	28,524,095	752,497
9/2/2011	Morgan Stanley	5,950,400	BRL	3,527,779	3,200,000	327,779
6/20/2011	Citibank N.A.	81,914,000	CAD	84,143,303	83,819,983	323,320
6/20/2011	Deutsche Bank AG	20,000,000	CAD	20,544,303	20,475,020	69,283
6/20/2011	Deutsche Bank AG	8,124,000	CAD	8,345,096	8,214,898	130,198
4/7/2011	Barclays Bank plc	45,527,246	CNY	6,953,432	6,871,000	82,432
4/7/2011	Barclays Bank plc	46,831,680	CNY	7,152,659	7,070,000	82,659
4/7/2011	Barclays Bank plc	41,917,840	CNY	6,402,163	6,332,000	70,163
4/7/2011	Barclays Bank plc	35,734,760	CNY	5,457,813	5,398,000	59,813
4/7/2011	Deutsche Bank AG	55,232,541	CNY	8,435,733	8,226,473	209,260
4/7/2011	Morgan Stanley	108,418,125	CNY	16,558,832	16,365,000	193,832
11/15/2011	JPMorgan Chase Bank N.A.	46,396,886	CNY	7,166,096	7,223,554	(57,458)
11/15/2011	JPMorgan Chase Bank N.A.	1,928,000	CNY	297,784	299,658	(1,874)
2/13/2012	Barclays Bank plc	4,300,777	CNY	667,291	672,669	(5,378)
2/13/2012	Citibank N.A.	53,000,000	CNY	8,223,263	8,216,417	6,846
2/13/2012	Citibank N.A.	71,900,000	CNY	11,155,709	11,154,723	986
2/13/2012	JPMorgan Chase Bank N.A.	108,762,192	CNY	16,875,095	16,829,740	45,355
2/1/2013	Citibank N.A.	100,000,000	CNY	15,768,368	15,745,552	22,816
5/5/2011	Barclays Bank plc	2,484,000	DKK	472,308	468,860	3,448
4/19/2011	Barclays Bank plc	5,400,000	EUR	7,657,224	7,600,675	56,549
4/19/2011	Deutsche Bank AG	1,100,000	EUR	1,559,805	1,536,700	23,105
4/19/2011	Deutsche Bank AG	4,700,000	EUR	6,664,620	6,662,532	2,088
4/19/2011	JPMorgan Chase Bank N.A.	582,000	EUR	825,279	813,937	11,342
4/19/2011	JPMorgan Chase Bank N.A.	237,000	EUR	336,067	335,840	227
4/19/2011	UBS AG	2,170,000	EUR	3,077,069	3,012,353	64,716
4/15/2011	Barclays Bank plc	17,656,000,000	IDR	2,024,097	2,000,000	24,097
4/15/2011	Barclays Bank plc	7,057,600,000	IDR	809,089	800,000	9,089
4/15/2011	JPMorgan Chase Bank N.A.	58,149,000,000	IDR	6,666,246	6,300,000	366,246
4/15/2011	JPMorgan Chase Bank N.A.	19,448,000,000	IDR	2,229,534	2,200,000	29,534
4/15/2011	JPMorgan Chase Bank N.A.	6,184,500,000	IDR	708,996	700,000	8,996
4/15/2011	JPMorgan Chase Bank N.A.	7,951,500,000	IDR	911,566	900,000	11,566
4/15/2011	JPMorgan Chase Bank N.A.	16,651,600,000	IDR	1,908,952	1,900,000	8,952
4/15/2011	Morgan Stanley	14,544,000,000	IDR	1,667,335	1,600,000	67,335
7/27/2011	Barclays Bank plc	59,321,523,000	IDR	6,681,790	6,423,554	258,236

MIST-197

Met Investors Series Trust

PIMCO Total Return Portfolio

Forward Foreign Currency Exchange Contracts to Buy: (Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/27/2011	Citibank N.A.	5,252,500,000	IDR	$591,625	$550,000	$41,625
7/27/2011	Citibank N.A.	7,814,600,000	IDR	880,212	820,000	60,212
7/27/2011	Citibank N.A.	26,407,900,000	IDR	2,974,503	2,840,475	134,028
7/27/2011	Citibank N.A.	132,854,400,000	IDR	14,964,303	14,551,413	412,890
7/27/2011	JPMorgan Chase Bank N.A.	27,376,000,000	IDR	3,083,547	2,900,000	183,547
7/27/2011	JPMorgan Chase Bank N.A.	16,712,000,000	IDR	1,882,387	1,820,678	61,709
1/31/2012	Citibank N.A.	147,642,200,000	IDR	16,150,436	16,272,699	(122,263)
5/9/2011	Barclays Bank plc	82,602,000	INR	1,840,489	1,800,000	40,489
5/9/2011	Barclays Bank plc	77,894,000	INR	1,735,588	1,700,000	35,588
5/9/2011	Barclays Bank plc	77,265,000	INR	1,721,573	1,700,000	21,573
5/9/2011	JPMorgan Chase Bank N.A.	401,054,000	INR	8,936,047	8,610,004	326,043
5/9/2011	JPMorgan Chase Bank N.A.	252,923,000	INR	5,635,480	5,500,000	135,480
5/9/2011	JPMorgan Chase Bank N.A.	97,734,000	INR	2,177,651	2,100,000	77,651
5/9/2011	JPMorgan Chase Bank N.A.	109,248,000	INR	2,434,199	2,400,000	34,199
5/9/2011	Morgan Stanley	73,712,000	INR	1,642,407	1,600,000	42,407
5/9/2011	Morgan Stanley	92,320,000	INR	2,057,020	2,000,000	57,020
8/12/2011	Morgan Stanley	672,340,000	INR	14,718,975	14,323,392	395,583
4/14/2011	JPMorgan Chase Bank N.A.	10,432,000	JPY	126,043	125,720	323
5/9/2011	Barclays Bank plc	1,119,000,000	KRW	1,017,957	1,000,000	17,957
5/9/2011	Citibank N.A.	2,304,000,000	KRW	2,095,955	2,053,842	42,113
5/9/2011	Citibank N.A.	3,337,000,000	KRW	3,035,678	2,954,405	81,273
5/9/2011	Citibank N.A.	3,614,015,400	KRW	3,287,679	3,226,799	60,880
5/9/2011	Citibank N.A.	1,346,400,000	KRW	1,224,824	1,200,000	24,824
5/9/2011	Citibank N.A.	1,223,860,000	KRW	1,113,349	1,100,000	13,349
5/9/2011	Citibank N.A.	1,237,500,000	KRW	1,125,757	1,100,000	25,757
5/9/2011	Citibank N.A.	1,368,240,000	KRW	1,244,692	1,200,000	44,692
5/9/2011	Goldman Sachs & Co.	1,342,800,000	KRW	1,221,549	1,200,000	21,549
5/9/2011	JPMorgan Chase Bank N.A.	3,749,500,000	KRW	3,410,930	3,306,344	104,586
5/9/2011	JPMorgan Chase Bank N.A.	1,562,960,000	KRW	1,421,829	1,400,000	21,829
5/9/2011	JPMorgan Chase Bank N.A.	1,335,720,000	KRW	1,215,108	1,200,000	15,108
5/9/2011	JPMorgan Chase Bank N.A.	1,010,430,000	KRW	919,191	900,000	19,191
5/9/2011	JPMorgan Chase Bank N.A.	4,227,620,000	KRW	3,845,877	3,700,000	145,877
5/9/2011	JPMorgan Chase Bank N.A.	3,180,800,000	KRW	2,893,582	2,800,000	93,582
5/9/2011	JPMorgan Chase Bank N.A.	2,267,400,000	KRW	2,062,660	2,000,000	62,660
5/9/2011	JPMorgan Chase Bank N.A.	1,275,670,000	KRW	1,160,480	1,100,000	60,480
5/9/2011	JPMorgan Chase Bank N.A.	30,775,430,819	KRW	27,996,491	26,571,776	1,424,715
5/9/2011	JPMorgan Chase Bank N.A.	1,924,400,000	KRW	1,750,632	1,700,000	50,632
5/9/2011	JPMorgan Chase Bank N.A.	2,145,100,000	KRW	1,951,403	1,900,000	51,403
5/9/2011	Morgan Stanley	2,807,825,000	KRW	2,554,286	2,500,000	54,286
5/9/2011	Morgan Stanley	2,690,712,000	KRW	2,447,748	2,400,000	47,748
5/9/2011	Morgan Stanley	1,919,725,000	KRW	1,746,379	1,700,000	46,379
5/9/2011	Morgan Stanley	1,918,790,000	KRW	1,745,528	1,700,000	45,528
5/9/2011	Morgan Stanley	2,143,485,000	KRW	1,949,934	1,900,000	49,934
5/9/2011	Morgan Stanley	2,248,000,000	KRW	2,045,012	2,000,000	45,012
5/9/2011	Morgan Stanley	2,004,300,000	KRW	1,823,317	1,800,000	23,317
5/9/2011	Morgan Stanley	1,663,500,000	KRW	1,513,290	1,500,000	13,290
5/9/2011	Morgan Stanley	1,796,000,000	KRW	1,633,826	1,600,000	33,826
5/9/2011	Morgan Stanley	2,017,080,000	KRW	1,834,943	1,800,000	34,943
5/9/2011	Morgan Stanley	2,823,250,000	KRW	2,568,318	2,500,000	68,318
5/9/2011	Morgan Stanley	2,258,400,000	KRW	2,054,472	2,000,000	54,472
5/9/2011	Morgan Stanley	790,300,000	KRW	718,938	700,000	18,938
5/9/2011	Morgan Stanley	2,354,415,000	KRW	2,141,818	2,100,000	41,818
5/9/2011	Morgan Stanley	4,594,460,000	KRW	4,179,592	4,100,000	79,592
5/9/2011	UBS AG	2,090,700,000	KRW	1,901,915	1,800,000	101,915
8/12/2011	Goldman Sachs & Co.	6,200,150,000	KRW	5,607,354	5,500,000	107,354
8/12/2011	Morgan Stanley	2,480,280,000	KRW	2,243,141	2,206,164	36,977
7/7/2011	Citibank N.A.	54,614,250	MXN	4,543,983	4,500,000	43,983
7/7/2011	Citibank N.A.	4,507,000	MXN	374,989	366,706	8,283
7/7/2011	Deutsche Bank AG	28,447,550	MXN	2,366,876	2,300,000	66,876

MIST-198

Met Investors Series Trust

PIMCO Total Return Portfolio

Forward Foreign Currency Exchange Contracts to Buy: (Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/7/2011	JPMorgan Chase Bank N.A.	144,693,647	MXN	$12,038,716	$11,900,000	$138,716
7/7/2011	Morgan Stanley	45,219,550	MXN	3,762,331	3,700,000	62,331
7/7/2011	Morgan Stanley	44,004,600	MXN	3,661,245	3,600,000	61,245
7/7/2011	Morgan Stanley	1,145,034,758	MXN	95,268,512	93,632,738	1,635,774
7/7/2011	UBS AG	53,754,800	MXN	4,472,475	4,400,000	72,475
7/7/2011	UBS AG	78,449,280	MXN	6,527,091	6,400,000	127,091
8/11/2011	Barclays Bank plc	3,500,000	MYR	1,145,465	1,127,759	17,706
8/11/2011	Barclays Bank plc	3,600,000	MYR	1,178,193	1,165,690	12,503
8/11/2011	Barclays Bank plc	3,400,000	MYR	1,112,738	1,104,793	7,945
8/11/2011	Citibank N.A.	6,370,000	MYR	2,084,747	2,058,757	25,990
8/11/2011	Citibank N.A.	3,600,000	MYR	1,178,193	1,167,315	10,878
8/11/2011	Citibank N.A.	5,300,000	MYR	1,734,562	1,718,715	15,847
8/11/2011	Citibank N.A.	5,200,000	MYR	1,701,834	1,690,123	11,711
8/11/2011	JPMorgan Chase Bank N.A.	3,500,000	MYR	1,145,465	1,135,810	9,655
8/11/2011	Morgan Stanley	5,913,557	MYR	1,935,364	1,923,045	12,319
5/5/2011	Barclays Bank plc	13,984,000	NOK	2,523,073	2,485,307	37,766
5/5/2011	Citibank N.A.	1,678,000	NOK	302,754	295,833	6,921
4/15/2011	Barclays Bank plc	29,736,000	PHP	684,771	700,000	(15,229)
4/15/2011	Citibank N.A.	19,237,500	PHP	443,008	450,000	(6,992)
4/15/2011	Citibank N.A.	52,332,000	PHP	1,205,119	1,200,000	5,119
4/15/2011	JPMorgan Chase Bank N.A.	19,206,000	PHP	442,282	450,000	(7,718)
4/15/2011	JPMorgan Chase Bank N.A.	52,500,000	PHP	1,208,988	1,200,000	8,988
6/15/2011	Barclays Bank plc	53,820,000	PHP	1,236,183	1,200,000	36,183
6/15/2011	Barclays Bank plc	138,523,500	PHP	3,181,724	3,100,000	81,724
6/15/2011	Barclays Bank plc	48,950,000	PHP	1,124,325	1,100,000	24,325
6/15/2011	Barclays Bank plc	137,795,000	PHP	3,164,992	3,100,000	64,992
6/15/2011	Barclays Bank plc	137,547,000	PHP	3,159,295	3,100,000	59,295
6/15/2011	Citibank N.A.	53,800,000	PHP	1,235,724	1,224,954	10,770
6/15/2011	Citibank N.A.	38,430,000	PHP	882,693	900,000	(17,307)
6/15/2011	Citibank N.A.	50,730,000	PHP	1,165,209	1,153,741	11,468
6/15/2011	Deutsche Bank AG	255,286,500	PHP	5,863,635	5,820,486	43,149
6/15/2011	Deutsche Bank AG	34,568,000	PHP	793,987	800,000	(6,013)
6/15/2011	JPMorgan Chase Bank N.A.	53,760,000	PHP	1,234,805	1,200,000	34,805
6/15/2011	JPMorgan Chase Bank N.A.	67,380,000	PHP	1,547,641	1,500,000	47,641
6/15/2011	JPMorgan Chase Bank N.A.	52,331,000	PHP	1,201,982	1,193,409	8,573
6/15/2011	JPMorgan Chase Bank N.A.	56,160,000	PHP	1,289,930	1,300,000	(10,070)
6/15/2011	JPMorgan Chase Bank N.A.	60,956,000	PHP	1,400,089	1,400,000	89
6/15/2011	JPMorgan Chase Bank N.A.	100,280,000	PHP	2,303,315	2,300,000	3,315
6/15/2011	JPMorgan Chase Bank N.A.	26,148,000	PHP	600,589	600,000	589
11/15/2011	Barclays Bank plc	48,900,000	PHP	1,115,885	1,102,344	13,541
11/15/2011	Barclays Bank plc	20,600,000	PHP	470,086	467,120	2,966
11/15/2011	Barclays Bank plc	20,700,000	PHP	472,368	467,374	4,994
11/15/2011	Barclays Bank plc	20,700,000	PHP	472,368	465,692	6,676
11/15/2011	Barclays Bank plc	16,067,377	PHP	366,653	358,807	7,846
11/15/2011	Citibank N.A.	47,410,000	PHP	1,081,883	1,100,000	(18,117)
11/15/2011	Citibank N.A.	47,734,500	PHP	1,089,288	1,100,000	(10,712)
11/15/2011	Citibank N.A.	52,200,000	PHP	1,191,190	1,200,000	(8,810)
11/15/2011	Citibank N.A.	65,835,000	PHP	1,502,337	1,500,000	2,337
11/15/2011	Citibank N.A.	49,005,000	PHP	1,118,281	1,100,000	18,281
11/15/2011	Citibank N.A.	57,473,000	PHP	1,311,518	1,300,000	11,518
11/15/2011	Citibank N.A.	40,600,000	PHP	926,481	915,858	10,623
11/15/2011	Deutsche Bank AG	52,860,000	PHP	1,206,251	1,200,000	6,251
11/15/2011	Goldman Sachs & Co.	87,840,000	PHP	2,004,485	2,000,000	4,485
11/15/2011	JPMorgan Chase Bank N.A.	47,410,000	PHP	1,081,883	1,100,000	(18,117)
11/15/2011	JPMorgan Chase Bank N.A.	119,070,000	PHP	2,717,145	2,700,000	17,145
11/15/2011	JPMorgan Chase Bank N.A.	53,244,000	PHP	1,215,013	1,200,000	15,013
3/15/2012	Morgan Stanley	173,011,500	PHP	3,926,588	3,973,166	(46,578)
4/1/2011	Barclays Bank plc	63,734,000	RUB	2,242,655	2,200,000	42,655
4/1/2011	Barclays Bank plc	23,176,000	RUB	815,511	815,178	333

MIST-199

Met Investors Series Trust

PIMCO Total Return Portfolio

Forward Foreign Currency Exchange Contracts to Buy: (Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/1/2011	JPMorgan Chase Bank N.A.	23,176,000	RUB	$815,511	$800,000	$15,511
7/1/2011	Barclays Bank plc	86,910,000	RUB	3,037,000	3,042,002	(5,002)
5/5/2011	Morgan Stanley	3,813,000	SEK	603,069	597,022	6,047
6/9/2011	Citibank N.A.	1,157,760	SGD	918,809	900,000	18,809
6/9/2011	Deutsche Bank AG	5,450,000	SGD	4,325,168	4,177,462	147,706
6/9/2011	Deutsche Bank AG	3,004,004	SGD	2,384,004	2,308,819	75,185
6/9/2011	Goldman Sachs & Co.	2,583,600	SGD	2,050,368	2,000,000	50,368
6/9/2011	Goldman Sachs & Co.	1,286,900	SGD	1,021,295	1,000,000	21,295
6/9/2011	Goldman Sachs & Co.	1,231,010	SGD	976,940	950,000	26,940
6/9/2011	Goldman Sachs & Co.	2,198,950	SGD	1,745,106	1,700,000	45,106
6/9/2011	Goldman Sachs & Co.	1,439,900	SGD	1,142,717	1,100,000	42,717
6/9/2011	Goldman Sachs & Co.	15,179,668	SGD	12,046,719	11,849,488	197,231
6/9/2011	JPMorgan Chase Bank N.A.	1,803,480	SGD	1,431,258	1,400,000	31,258
6/9/2011	JPMorgan Chase Bank N.A.	1,221,605	SGD	969,477	950,000	19,477
6/9/2011	JPMorgan Chase Bank N.A.	5,198,800	SGD	4,125,814	4,000,000	125,814
6/9/2011	JPMorgan Chase Bank N.A.	1,572,000	SGD	1,247,553	1,200,000	47,553
9/9/2011	Barclays Bank plc	3,400,000	SGD	2,699,048	2,659,210	39,838
9/9/2011	Citibank N.A.	2,600,000	SGD	2,063,978	2,035,122	28,856
9/9/2011	Citibank N.A.	4,300,000	SGD	3,413,502	3,359,637	53,865
9/9/2011	Deutsche Bank AG	8,000,000	SGD	6,350,701	6,272,788	77,913
9/9/2011	JPMorgan Chase Bank N.A.	2,900,000	SGD	2,302,129	2,267,175	34,954
9/9/2011	JPMorgan Chase Bank N.A.	2,000,000	SGD	1,587,675	1,561,414	26,261
9/9/2011	JPMorgan Chase Bank N.A.	9,748,580	SGD	7,738,790	7,655,672	83,118
7/27/2011	JPMorgan Chase Bank N.A.	40,792,204	TRY	25,865,964	25,697,495	168,469
4/6/2011	Barclays Bank plc	127,386,100	TWD	4,332,080	4,322,862	9,218
4/6/2011	Deutsche Bank AG	20,400,000	TWD	693,752	665,037	28,715
4/6/2011	Deutsche Bank AG	28,300,000	TWD	962,412	951,261	11,151
4/6/2011	Deutsche Bank AG	19,727,176	TWD	670,871	665,447	5,424
4/6/2011	JPMorgan Chase Bank N.A.	58,958,924	TWD	2,005,044	1,948,411	56,633
1/11/2012	Barclays Bank plc	127,386,100	TWD	4,369,680	4,444,735	(75,055)
4/28/2011	JPMorgan Chase Bank N.A.	18,817,650	ZAR	2,770,512	2,700,000	70,512
4/28/2011	Morgan Stanley	18,138,900	ZAR	2,670,580	2,600,000	70,580
7/28/2011	Barclays Bank plc	174,452,689	ZAR	25,344,044	25,171,732	172,312
7/28/2011	Citibank N.A.	14,622,300	ZAR	2,124,291	2,100,000	24,291
9/13/2011	Barclays Bank plc	9,881,950	ZAR	1,425,687	1,300,000	125,687
9/13/2011	Morgan Stanley	5,319,300	ZAR	767,425	700,000	67,425
9/13/2011	UBS AG	4,560,000	ZAR	657,879	600,000	57,879

						$15,798,613

Forward Foreign Currency Exchnage Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/29/2011	JPMorgan Chase Bank N.A.	299,000	AUD	$308,749	$300,195	$(8,554)
4/4/2011	Barclays Bank plc	11,051,333	BRL	6,782,247	6,513,812	(268,435)
4/4/2011	Citibank N.A.	48,319,817	BRL	29,654,066	28,916,707	(737,359)
4/7/2011	Citibank N.A.	53,000,000	CNY	8,094,754	8,076,190	(18,564)
4/7/2011	Citibank N.A.	71,900,000	CNY	10,981,374	10,967,053	(14,321)
4/7/2011	Citibank N.A.	100,000,000	CNY	15,273,122	15,241,579	(31,543)
4/7/2011	JPMorgan Chase Bank N.A.	108,762,192	CNY	16,611,382	16,574,549	(36,833)
4/1/2011	Barclays Bank plc	2,484,000	DKK	472,535	469,096	(3,439)
5/5/2011	Deutsche Bank AG	161,316,000	DKK	30,672,659	29,834,107	(838,552)
4/19/2011	Barclays Bank plc	16,000	EUR	22,688	22,172	(516)
4/19/2011	Barclays Bank plc	449,000	EUR	636,683	627,680	(9,003)
4/19/2011	Citibank N.A.	1,685,000	EUR	2,389,337	2,315,357	(73,980)
4/19/2011	Deutsche Bank AG	4,032,000	EUR	5,717,394	5,489,830	(227,564)

MIST-200

Met Investors Series Trust

PIMCO Total Return Portfolio

Forward Foreign Currency Exchnage Contracts to Sell: (Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/19/2011	Deutsche Bank AG	1,317,000	EUR	1,867,512	1,815,690	(51,822)
4/19/2011	JPMorgan Chase Bank N.A.	9,188,000	EUR	13,028,624	12,446,827	(581,797)
4/19/2011	JPMorgan Chase Bank N.A.	10,065,000	EUR	14,272,214	14,282,748	10,534
4/19/2011	Morgan Stanley	24,261,000	EUR	34,402,204	34,290,497	(111,707)
4/19/2011	UBS AG	156,966,000	EUR	222,578,473	211,602,097	(10,976,376)
6/13/2011	Barclays Bank plc	5,989,000	GBP	9,602,383	9,585,304	(17,079)
6/13/2011	Citibank N.A.	42,779,000	GBP	68,589,139	68,611,142	22,003
4/15/2011	Citibank N.A.	147,642,200,000	IDR	16,925,816	16,931,445	5,629
4/14/2011	Citibank N.A.	1,345,043,000	JPY	16,251,240	16,772,574	521,334
4/18/2011	Citibank N.A.	1,292,297,000	JPY	15,614,280	16,115,237	500,957
4/25/2011	Citibank N.A.	38,780,000,000	JPY	468,580,000	472,198,377	3,618,377
4/15/2011	Morgan Stanley	173,011,500	PHP	3,984,168	3,984,604	436
4/1/2011	Barclays Bank plc	86,910,000	RUB	3,058,165	3,065,068	6,903
4/1/2011	JPMorgan Chase Bank N.A.	23,176,000	RUB	815,511	815,178	(333)
4/6/2011	Barclays Bank plc	127,386,100	TWD	4,332,080	4,326,239	(5,841)
4/6/2011	Deutsche Bank AG	68,427,176	TWD	2,327,035	2,322,084	(4,951)
4/6/2011	JPMorgan Chase Bank N.A.	58,958,924	TWD	2,005,044	2,000,778	(4,266)
						(9,336,662)

AUD—	Australian Dollar
BRL—	Brazilian Real
CAD—	Canadian Dollar
CNY—	China Yuan Renminbi
DKK—	Danish Krone
EUR—	Euro
GBP—	British Pound
IDR—	Indonesian Rupiah
INR—	Indian Rupee
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
NOK—	Norwegian Krone
PHP—	Philippine Peso
PLN—	Polish Zloty
RUB—	Russian Ruble
SEK—	Swedish Krona
SGD—	Singapore Dollar
TRY—	Turkish Lira
TWD—	New Taiwan Dollar
ZAR—	South African Rand

Forward Sales Commitments

Forward Sales Commitments	Counterparty	Interest Rate	Maturity Date	Proceeds	Value
US Treasury Bond	Morgan Stanley	2.625%	11/15/2020	$(2,361,873)	$(2,333,203)
US Treasury Bond	Morgan Stanley	3.625%	2/15/2021	(22,652,476)	(22,519,125)
Fannie Mae	Morgan Stanley	5.500%	TBA	(12,791,719)	(12,835,656)
Fannie Mae	JPMorgan Chase Bank N.A.	4.000%	TBA	(4,623,750)	(4,696,875)
Fannie Mae	Goldman Sachs & Co.	6.000%	TBA	(20,524,453)	(20,656,078)
Freddie Mac	JPMorgan Chase Bank N.A.	4.000%	TBA	(2,932,969)	(2,946,564)

				$(65,887,240)	$(65,987,501)

MIST-201

Met Investors Series Trust

PIMCO Total Return Portfolio

Options Written

The options contracts outstanding as of March 31, 2011, the description and unrealized appreciation (depreciation) were as follows:

Over the Counter Options Written-Calls	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 3/31/2011	Unrealized Appreciation/ (Depreciation)
CDX.O 5 Year Swaption 0.8	BNP Paribas Bank	09/21/2011	(16,600,000)	$(35,690)	$(38,345)	$(2,655)
FVA USD 1 Year 1.0	Goldman Sachs & Co.	10/11/2012	(60,900,000)	(321,564)	(510,498)	(188,934)
FVA USD 1 Year 1.0	JPMorgan Chase Bank N.A.	10/11/2011	(56,400,000)	(286,512)	(472,777)	(186,265)
FVA USD 1 Year 2.0	Morgan Stanley	10/11/2011	(277,500,000)	(3,102,220)	(4,906,292)	(1,804,072)
FVA USD 1 Year 2.0	Morgan Stanley	11/14/2011	(151,400,000)	(1,646,680)	(2,670,154)	(1,023,474)
IRO USD 10 Year Swaption 3.1	Deutsche Bank AG	04/25/2011	(11,800,000)	(47,200)	(4,109)	43,091
IRO USD 10 Year Swaption 3.1	Goldman Sachs & Co.	04/25/2011	(94,400,000)	(245,440)	(32,870)	212,570

				$(5,685,306)	$(8,635,045)	$(2,949,739)

Exchange Traded Options Written-Calls
CME APUT EUR 99.375	Merrill Lynch & Co., Inc.	09/19/2011	(1,887)	$(808,783)	$(1,108,613)	$(299,830)

Over the Counter Options Written-Puts
CDX.O 5 Year Swaption 1.2	BNP Paribas Bank	09/21/2011	(16,600,000)	$(68,060)	$(48,203)	$19,857
INF Floor USD CPURNS 215.95	Citibank N.A.	03/12/2020	(16,200,000)	(137,080)	(90,173)	46,907
INF Floor USD CPURNS 215.95	Deutsche Bank AG	03/10/2020	(5,800,000)	(43,500)	(41,381)	2,119
INF Floor USD CPURNS 216.69	Citibank N.A.	04/07/2020	(38,800,000)	(346,040)	(222,046)	123,994
INF Floor USD CPURNS 217.97	Citibank N.A.	09/29/2020	(17,500,000)	(225,750)	(107,225)	118,525
INF Floor USD CPURNS 218.01	Deutsche Bank AG	10/13/2020	(18,000,000)	(176,400)	(141,360)	35,040
IRO USD 1 Year Swaption 0.65	Goldman Sachs & Co.	11/14/2011	(121,900,000)	(249,895)	(503,691)	(253,796)
IRO USD 1 Year Swaption 1.0	Goldman Sachs & Co.	11/19/2012	(139,600,000)	(796,458)	(1,890,715)	(1,094,257)
IRO USD 2 Year Swaption 2.25	Citibank N.A.	09/24/2012	(23,000,000)	(156,688)	(335,766)	(179,078)
IRO USD 2 Year Swaption 2.25	Goldman Sachs & Co.	09/24/2012	(89,300,000)	(529,847)	(1,303,646)	(773,799)
IRO USD 2 Year Swaption 2.25	Morgan Stanley	09/24/2012	(196,500,000)	(1,247,163)	(2,868,606)	(1,621,443)
IRO USD 3 Year Swaption 2.75	Deutsche Bank AG	06/18/2012	(240,800,000)	(2,499,648)	(3,753,325)	(1,253,677)
IRO USD 3 Year Swaption 3.0	Barclays Bank plc	06/18/2012	(50,200,000)	(448,989)	(642,514)	(193,525)
IRO USD 3 Year Swaption 3.0	Citibank N.A.	06/18/2012	(189,200,000)	(2,064,210)	(2,421,589)	(357,379)
IRO USD 3 Year Swaption 3.0	Credit Suisse Group AG	06/18/2012	(115,800,000)	(732,435)	(1,482,136)	(749,701)
IRO USD 3 Year Swaption 3.0	Deutsche Bank AG	06/18/2012	(72,500,000)	(788,856)	(927,935)	(139,079)
IRO USD 3 Year Swaption 3.0	JPMorgan Chase Bank N.A.	06/18/2012	(167,600,000)	(1,750,744)	(2,145,129)	(394,385)
IRO USD 5 Year Swaption 3.25	Citibank N.A.	07/16/2012	(99,100,000)	(2,450,082)	(2,999,618)	(549,536)
IRO USD 10 Year Swaption 3.7	Deutsche Bank AG	04/25/2011	(11,800,000)	(50,445)	(73,365)	(22,920)
IRO USD 10 Year Swaption 3.7	Goldman Sachs & Co.	04/25/2011	(94,400,000)	(501,500)	(586,923)	(85,423)
IRO USD 10 Year Swaption 4.0	Deutsche Bank AG	06/13/2011	(36,900,000)	(503,685)	(243,215)	260,470
IRO USD 10 Year Swaption 4.0	Goldman Sachs & Co.	06/13/2011	(12,400,000)	(170,500)	(81,731)	88,769
IRO USD 10 Year Swaption 10.0	Morgan Stanley	07/10/2012	(40,200,000)	(242,205)	(4,350)	237,855

				$(16,180,180)	$(22,914,642)	$(6,734,462)

Exchange Traded Options Written-Puts
CME APUT EUR 99.375	Merrill Lynch & Co., Inc.	09/19/2011	(1,887)	$(1,175,285)	$(330,225)	$845,060
CME APUT EUR 99.0	Merrill Lynch & Co., Inc.	03/19/2012	(1,330)	(1,059,324)	(748,125)	311,199

				$(2,234,609)	$(1,078,350)	$1,156,259

Total				$(24,908,878)	$(33,736,650)	$(8,827,772)

MIST-202

Met Investors Series Trust

PIMCO Total Return Portfolio

Open interest rate swap agreements at March 31, 2011 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	AUD-BBR-BBSW	4.500%	6/15/2011	Morgan Stanley	AUD	200,500,000	$(187,990)	$191,774	$(379,764)
Receive	IRS EUR 6ME	2.500%	9/21/2013	Morgan Stanley	EUR	29,900,000	(200,689)	(174,638)	(26,051)
Receive	IRS EUR 6ME	2.500%	9/21/2013	Credit Suisse Group AG	EUR	39,300,000	(263,782)	(94,465)	(169,317)
Receive	IRS MXN TIIE	6.500%	3/5/2013	Morgan Stanley	MXN	37,200,000	(2,135)	(1,452)	(683)
Receive	IRS MXN TIIE	7.330%	1/28/2015	Citibank N.A.	MXN	215,600,000	324,554	100,718	223,836
Receive	IRS MXN TIIE	7.330%	1/28/2015	JPMorgan Chase Bank N.A.	MXN	97,200,000	146,320	(5,572)	151,892
Receive	IRS USD 3ML	3.500%	6/15/2021	Deutsche Bank AG	USD	42,200,000	642,062	1,353,085	(711,023)
Receive	IRS USD 3ML	3.500%	6/15/2021	Morgan Stanley	USD	4,500,000	68,466	126,000	(57,534)
Receive	IRS USD 3ML	3.500%	6/15/2021	JPMorgan Chase Bank N.A.	USD	24,000,000	365,153	10,800	354,353
Receive	IRS USD 3ML	3.500%	6/15/2021	UBS AG	USD	13,400,000	203,877	381,900	(178,023)
Receive	IRS USD 3ML	4.250%	6/15/2041	Morgan Stanley	USD	145,200,000	2,063,074	3,019,175	(956,101)
Receive	IRS USD 3ML	4.250%	6/15/2041	Barclays Bank plc	USD	7,000,000	99,459	157,500	(58,041)
Receive	IRS USD 3ML	4.250%	6/15/2041	JPMorgan Chase Bank N.A.	USD	2,900,000	41,205	132,240	(91,035)
Receive	IRS USD 3ML	4.250%	6/15/2041	Citibank N.A.	USD	12,700,000	180,448	460,060	(279,612)
Receive	IRS USD 3ML	4.250%	6/15/2041	BNP Paribas Bank	USD	63,300,000	899,398	1,691,040	(791,642)
Receive	IRS USD 3ML	4.250%	6/15/2041	UBS AG	USD	90,600,000	1,287,290	2,135,355	(848,065)
Receive	IRS USD 3ML	4.250%	6/15/2041	Credit Suisse Group AG	USD	2,500,000	35,521	79,125	(43,604)
Receive	IRS USD 3ML	4.250%	6/15/2041	Goldman Sachs & Co.	USD	15,800,000	224,494	440,080	(215,586)
Pay	ZCS BRL CDI	10.835%	1/2/2012	Goldman Sachs & Co.	BRL	27,600,000	236,789	26,466	210,323
Pay	ZCS BRL CDI	12.540%	1/2/2012	Merrill Lynch & Co., Inc.	BRL	80,800,000	4,062,933	(443,166)	4,506,099
Pay	ZCS BRL CDI	10.115%	1/2/2012	Morgan Stanley	BRL	295,300,000	(10,206,361)	(7,355,900)	(2,850,461)
Pay	ZCS BRL CDI	12.540%	1/2/2012	Morgan Stanley	BRL	90,500,000	4,550,687	(503,219)	5,053,906
Pay	ZCS BRL CDI	11.630%	1/2/2012	Morgan Stanley	BRL	105,400,000	550,425	(42,617)	593,042
Pay	ZCS BRL CDI	10.990%	1/2/2012	Goldman Sachs & Co.	BRL	42,300,000	338,584	69,702	268,882
Pay	ZCS BRL CDI	11.930%	1/2/2013	Goldman Sachs & Co.	BRL	63,700,000	246,677	(91,373)	338,050
Pay	ZCS BRL CDI	12.170%	1/2/2013	JPMorgan Chase Bank N.A.	BRL	43,900,000	400,032	158,550	241,482
Pay	ZCS BRL CDI	12.070%	1/2/2013	JPMorgan Chase Bank N.A.	BRL	64,200,000	45,054	150,874	(105,820)
Pay	ZCS BRL CDI	11.980%	1/2/2013	Morgan Stanley	BRL	31,600,000	155,569	49,229	106,340
Pay	ZCS BRL CDI	12.590%	1/2/2013	Morgan Stanley	BRL	321,000,000	3,199,106	289,533	2,909,573
Pay	ZCS BRL CDI	11.890%	1/2/2013	Goldman Sachs & Co.	BRL	52,700,000	188,600	47,758	140,842
Pay	ZCS BRL CDI	11.990%	1/2/2014	Barclays Bank plc	BRL	19,400,000	(71,275)	86,039	(157,314)
Pay	ZCS BRL CDI	11.890%	1/2/2014	Morgan Stanley	BRL	38,000,000	(381,492)	(3,526)	(377,966)
Pay	ZCS BRL CDI	12.510%	1/2/2014	Morgan Stanley	BRL	3,400,000	38,075	15,642	22,433
Pay	ZCS BRL CDI	12.650%	1/2/2014	Goldman Sachs & Co.	BRL	23,900,000	351,848	192,551	159,297

							$9,631,976	$2,649,268	$6,982,708

Credit Default Swaps on Corporate and Sovereign Issuers—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CNA Financial Corp.	(0.630%)	12/20/2014	Bank of America N.A.	1.130%	$5,000,000	$108,221	$—	$108,221
5.850%, due 12/15/2014
Con-way, Inc.	(1.834%)	3/20/2018	Bank of America N.A.	2.410%	10,000,000	445,109	—	445,109
7.250%, due 01/15/2018
CSX Corp.	(1.650%)	3/20/2018	Goldman Sachs & Co.	0.670%	6,500,000	(422,350)	—	(422,350)
6.25%, due 03/15/2018
Health Care Property Investors, Inc.	(0.460%)	9/20/2011	JPMorgan Chase Bank N.A.	0.460%	3,600,000	(5,648)	—	(5,648)
5.950%, due 09/15/2011
Health Care Property Investors, Inc.	(1.227%)	3/20/2018	Bank of America N.A.	0.970%	7,500,000	(60,498)	—	(60,498)
6.450%, due 06/15/2012
Liberty Mutual Group, Inc.	(0.680%)	3/20/2014	Bank of America N.A.	1.720%	5,750,000	183,341	—	183,341
5.750%, due 03/15/2014
Limited Brands, Inc.	2.290%	9/20/2017	Bank of America N.A.	2.110%	10,000,000	(61,533)	—	(61,533)
6.900%, due 07/15/2017
Limited Brands, Inc.	(3.113%)	9/20/2017	Morgan Stanley	2.110%	5,000,000	(263,164)	—	(263,164)
6.900%, due 07/15/2017

MIST-203

Met Investors Series Trust

PIMCO Total Return Portfolio

Credit Default Swaps on Corporate and Sovereign Issuers—Buy Protection (a) (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pearson Dollar Finance plc	(0.760%)	6/20/2014	Morgan Stanley	0.400%	$8,500,000	$(90,270)	$—	$(90,270)
5.700%, due 06/01/2014
Pearson Dollar Finance plc	(0.830%)	6/20/2014	JPMorgan Chase Bank N.A.	0.400%	5,000,000	(64,241)	—	(64,241)
5.700%, due 06/01/2014
R.R. Donnelley & Sons Co.	(1.030%)	6/20/2014	Bank of America N.A.	1.630%	6,200,000	120,994	—	120,994
4.950%, due 04/01/2014
Rohm & Haas Holdings	(0.423%)	9/20/2017	Bank of America N.A.	0.520%	8,500,000	62,510	—	62,510
6.000%, due 09/15/2017

						$(47,529)	$—	$(47,529)

Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	1.000%	3/20/2015	Goldman Sachs & Co.	0.760%	$3,100,000	$20,888	$(54,776)	$75,664
4.625%, due 10/15/2013
Berkshire Hathaway Finance Corp.	1.000%	3/20/2016	Citibank N.A.	1.020%	900,000	(2,098)	(10,165)	8,067
4.625%, due 10/15/2013
Brazilian Government International Bond	1.000%	6/20/2015	Citibank N.A.	0.960%	11,700,000	16,162	(327,293)	343,455
12.250%, due 03/06/2030
Brazilian Government International Bond	1.000%	6/20/2015	Deutsche Bank AG	0.960%	6,100,000	8,427	(66,949)	75,376
12.250%, due 03/06/2030
Brazilian Government International Bond	1.000%	6/20/2015	JPMorgan Chase Bank N.A.	0.960%	12,700,000	17,544	(139,386)	156,930
12.250%, due 03/06/2030
Brazilian Government International Bond	1.000%	9/20/2015	JPMorgan Chase Bank N.A.	1.000%	4,100,000	(1,564)	(41,229)	39,665
12.250%, due 03/06/2030
Brazilian Government International Bond	1.000%	9/20/2015	Citibank N.A.	1.000%	1,200,000	(458)	(18,833)	18,375
12.250%, due 03/06/2030
Brazilian Government International Bond	1.000%	9/20/2015	UBS AG	1.000%	1,600,000	(610)	(15,139)	14,529
12.250%, due 03/06/2030
Brazilian Government International Bond	1.000%	12/20/2015	Morgan Stanley	1.040%	37,100,000	(78,438)	(214,047)	135,609
12.250%, due 03/06/2030
Brazilian Government International Bond	1.000%	3/20/2016	Deutsche Bank AG	1.080%	25,000,000	(95,459)	(146,458)	50,999
12.250%, due 03/06/2030
Brazilian Government International Bond	1.000%	3/20/2016	Morgan Stanley	0.960%	25,000,000	(95,459)	(146,458)	50,999
12.250%, due 03/06/2030
China Government International Bond	1.000%	3/20/2015	Deutsche Bank AG	0.570%	15,000,000	260,361	85,576	174,785
4.750%, due 10/29/2013
China Government International Bond	1.000%	3/20/2016	BNP Paribas Bank	0.680%	600,000	9,192	7,258	1,934
4.750%, due 10/29/2013
China Government International Bond	1.000%	3/20/2016	Barclays Bank plc	0.680%	1,200,000	18,385	14,340	4,045
4.750%, due 10/29/2013
Egypt Government International Bond	1.000%	3/20/2016	JPMorgan Chase Bank N.A.	3.220%	3,600,000	(375,576)	(443,014)	67,438
5.750%, due 04/29/2020

MIST-204

Met Investors Series Trust

PIMCO Total Return Portfolio

Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d) (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Egypt Government International Bond	1.000%	3/20/2016	Deutsche Bank AG	3.220%	$18,400,000	$(1,919,611)	$(1,946,383)	$26,772
5.750%, due 04/29/2020
Ford Motor Credit Co.	5.000%	12/20/2014	Citibank N.A.	2.020%	500,000	52,559	(10,783)	63,342
7.250%, due 10/25/2011
General Electric Capital Corp	4.000%	12/20/2013	Citibank N.A.	0.710%	3,600,000	315,779	—	315,779
5.625%, due 09/15/2017
General Electric Capital Corp.	4.000%	12/20/2013	Citibank N.A.	0.710%	20,800,000	1,824,501	—	1,824,501
5.625%, due 09/15/2017
General Electric Capital Corp.	6.950%	3/20/2013	Citibank N.A.	0.600%	375,000	46,885	—	46,885
5.625%, due 09/15/2017
General Electric Capital Corp.	4.850%	12/20/2013	Citibank N.A.	0.710%	9,100,000	1,006,449	—	1,006,449
5.625%, due 9/15/2017
General Electric Capital Corp.	4.325%	12/20/2013	Citibank N.A.	0.710%	10,200,000	983,949	—	983,949
5.625%, due 09/15/2017
General Electric Capital Corp.	4.200%	12/20/2013	Citibank N.A.	0.710%	21,900,000	2,038,901	—	2,038,901
5.625%, due 09/15/2017
General Electric Capital Corp.	4.875%	12/20/2013	Citibank N.A.	0.710%	3,100,000	344,943	—	344,943
5.625%, due 09/15/2017
General Electric Capital Corp.	1.000%	12/20/2015	Morgan Stanley	1.050%	13,500,000	(48,078)	(264,491)	216,413
5.625%, due 09/15/2017
Government of France	0.250%	9/20/2015	UBS AG	0.670%	5,000,000	(88,101)	(132,503)	44,402
4.250%, due 04/25/2019
Government of France	0.250%	12/20/2015	Goldman Sachs & Co.	0.700%	3,700,000	(74,201)	(72,558)	(1,643)
4.250%, due 04/25/2019
Government of France	0.250%	3/20/2016	UBS AG	0.730%	2,500,000	(56,121)	(101,149)	45,028
4.250%, due 04/25/2019
Government of France	0.250%	3/20/2016	Deutsche Bank AG	0.730%	7,200,000	(161,628)	(291,432)	129,804
4.250%, due 04/25/2019
Government of France	0.250%	3/20/2016	Morgan Stanley	0.730%	1,600,000	(35,917)	(54,485)	18,568
4.250%, due 04/25/2019
Japanese Government Bond	1.000%	12/20/2015	Goldman Sachs & Co.	0.930%	6,700,000	21,556	163,889	(142,333)
2.000%, due 03/21/2022
Japanese Government Bond	1.000%	3/20/2016	JPMorgan Chase Bank N.A.	0.960%	4,300,000	7,011	37,798	(30,787)
2.000%, due 03/21/2022
Merrill Lynch & Co., Inc.	1.000%	9/20/2011	JPMorgan Chase Bank N.A.	0.340%	2,700,000	9,198	(3,197)	12,395
5.000%, due 01/15/2015
Merrill Lynch & Co., Inc.	1.000%	9/20/2011	Citibank N.A.	0.340%	700,000	2,384	(1,243)	3,627
5.000%, due 01/15/2015
Mexico Government International Bond	1.000%	3/20/2015	Citibank N.A.	0.880%	4,300,000	18,186	(98,727)	116,913
7.500%, due 04/08/2033
Mexico Government International Bond	1.000%	3/20/2015	Deutsche Bank AG	0.880%	6,400,000	27,066	(146,943)	174,009
7.500%, due 04/08/2033
Mexico Government International Bond	1.000%	9/20/2015	Citibank N.A.	0.950%	1,900,000	3,553	(28,651)	32,204
7.500%, due 04/08/2033
Mexico Government International Bond	1.000%	9/20/2015	UBS AG	0.950%	600,000	1,122	(8,488)	9,610
7.500%, due 04/08/2033
Mexico Government International Bond	1.000%	3/20/2016	Deutsche Bank AG	1.020%	20,600,000	(20,461)	(151,129)	130,668
7.500%, due 04/08/2033
Mexico Government International Bond	1.000%	3/20/2016	Barclays Bank plc	1.020%	31,800,000	(31,586)	(244,359)	212,773
7.500%, due 04/08/2033

MIST-205

Met Investors Series Trust

PIMCO Total Return Portfolio

Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d) (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	1.000%	3/20/2021	Barclays Bank plc	1.430%	$24,600,000	$(807,434)	$(1,177,460)	$370,026
7.500%, due 04/08/2033
Republic of Indonesia	1.000%	9/20/2015	Citibank N.A.	1.220%	1,400,000	(12,897)	(31,728)	18,831
6.750%, due 03/10/2014
Republic of Italy	1.000%	3/20/2016	Goldman Sachs & Co.	1.470%	1,300,000	(27,323)	(50,014)	22,691
6.875%, due 09/27/2023
Republic of Italy	1.000%	3/20/2016	Barclays Bank plc	1.470%	4,000,000	(84,072)	(155,679)	71,607
6.875%, due 09/27/2023
Republic of Italy	1.000%	3/20/2016	Goldman Sachs & Co.	1.470%	20,600,000	(432,971)	(746,548)	313,577
6.875%, due 09/27/2023
Republic of Italy	1.000%	3/20/2016	Goldman Sachs & Co.	1.470%	24,500,000	(514,941)	(813,650)	298,709
6.875%, due 09/27/2023
Republic of Italy	1.000%	3/20/2016	Barclays Bank plc	1.470%	8,300,000	(174,449)	(271,979)	97,530
6.875%, due 09/27/2023
Republic of Kazakhstan	1.000%	3/20/2016	Citibank N.A.	1.370%	1,200,000	(20,625)	(34,632)	14,007
Republic of Kazakhstan	1.000%	3/20/2016	Deutsche Bank AG	1.370%	1,200,000	(20,625)	(36,299)	15,674
Spanish Government Bond	1.000%	3/20/2016	Goldman Sachs & Co.	2.330%	26,400,000	(1,537,225)	(1,632,936)	95,711
5.500%, due 07/30/2017
Spanish Government Bond	1.000%	3/20/2016	Goldman Sachs & Co.	2.330%	2,800,000	(163,039)	(186,074)	23,035
5.500%, due 07/30/2017
Spanish Government Bond	1.000%	3/20/2016	Goldman Sachs & Co.	2.330%	15,300,000	(890,892)	(929,289)	38,397
5.500%, due 07/30/2017
Spanish Government Bond	1.000%	3/20/2016	Morgan Stanley	2.330%	8,200,000	(477,471)	(494,613)	17,142
5.500%, due 07/30/2017
United Kingdom Gilt	1.000%	3/20/2015	JPMorgan Chase Bank N.A.	0.450%	6,600,000	147,159	27,916	119,243
4.250%, due 06/07/2032
United Kingdom Gilt	1.000%	3/20/2015	JPMorgan Chase Bank N.A.	0.450%	3,300,000	73,579	15,515	58,064
4.250%, due 06/07/2032
United Kingdom Gilt	1.000%	6/20/2015	Goldman Sachs & Co.	0.470%	35,400,000	798,932	327,080	471,852
4.250%, due 06/07/2032
United Kingdom Gilt	1.000%	12/20/2015	Goldman Sachs & Co.	0.520%	2,400,000	53,229	55,666	(2,437)
4.250%, due 06/07/2032
United Kingdom Gilt	1.000%	3/20/2016	Credit Suisse Group AG	0.540%	2,500,000	54,959	48,244	6,715
4.250%, due 06/07/2032
U.S. Treasury Note	0.250%	9/20/2015	UBS AG	0.350%	€31,800,000	(193,846)	(477,132)	283,286
4.875%, due 8/15/2016
U.S. Treasury Note	0.250%	3/20/2016	BNP Paribas Bank	0.400%	€21,500,000	(198,422)	(303,267)	104,845
4.875%, due 08/15/2016

						$(458,739)	$(11,738,286)	$11,279,547

Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.12	5.000%	12/20/2014	Deutsche Bank AG	1.850%	$4,400,000	$479,857	$439,300	$40,557
CDX.EM.13	5.000%	6/20/2015	Deutsche Bank AG	1.920%	40,900,000	4,879,762	5,209,850	(330,088)
CDX.EM.13	5.000%	6/20/2015	JPMorgan Chase Bank N.A.	1.920%	29,900,000	3,567,357	3,609,900	(42,543)
CDX.EM.13	5.000%	6/20/2015	Barclays Bank plc	1.920%	62,900,000	7,504,573	7,847,300	(342,727)
CDX.EM.13	5.000%	6/20/2015	Morgan Stanley	1.920%	11,300,000	1,348,198	1,326,150	22,048
CDX.EM.14	5.000%	12/20/2015	Barclays Bank plc	1.990%	20,600,000	2,679,101	2,770,700	(91,599)
CDX.EM.14	5.000%	12/20/2015	Citibank N.A.	1.990%	6,000,000	780,321	830,100	(49,779)
CDX.EM.14	5.000%	12/20/2015	Deutsche Bank AG	1.990%	13,700,000	1,781,732	1,704,150	77,582
CDX.EM.14	5.000%	12/20/2015	JPMorgan Chase Bank N.A.	1.990%	1,200,000	156,064	158,400	(2,336)
CDX.EM.14	5.000%	12/20/2015	Morgan Stanley	1.990%	5,000,000	650,267	650,000	267

MIST-206

Met Investors Series Trust

PIMCO Total Return Portfolio

Credit Default Swaps on Credit Indices—Sell Protection (d) (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.14	5.000%	12/20/2015	UBS AG	1.990%	$2,200,000	$286,118	$304,700	$(18,582)
CDX.EM.15	5.000%	6/20/2016	Barclays Bank plc	2.040%	6,900,000	957,605	928,200	29,405
CDX.EM.15	5.000%	6/20/2016	Deutsche Bank AG	2.040%	3,400,000	471,863	460,700	11,163
CDX.NA.HY.15	5.000%	12/20/2015	JPMorgan Chase Bank N.A.	4.130%	63,200,000	2,095,497	1,543,687	551,810
CDX.NA.IG.10	0.463%	6/20/2013	Goldman Sachs & Co.	0.040%	6,172,793	53,019	—	53,019
CDX.NA.IG.15	1.000%	12/20/2015	Deutsche Bank AG	0.830%	48,100,000	346,328	245,904	100,424
CDX.NA.IG.9	0.553%	12/20/2017	JPMorgan Chase Bank N.A.	0.380%	1,928,998	21,152	—	21,152

						$28,058,814	$28,029,041	$29,773

AUD—	Australian Dollar
BRL—	Brazilian Real
EUR—	Euro
HY—	High Yield
MXN—	Mexican Peso
USD—	United States Dollar
IG—	Investment Grade

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of a country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-207

Met Investors Series Trust

PIMCO Total Return Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$3,084,793,625	$—	$3,084,793,625
Total Domestic Bonds & Debt Securities*	—	2,710,452,607	—	2,710,452,607
Asset-Backed Securities	—	467,467,637	3,599,729	471,067,366
Foreign Bonds & Debt Securities
Aruba Guilder	—	242,421	—	242,421
Canada	—	230,611,587	—	230,611,587
Cayman Islands	—	1,029,130	—	1,029,130
Denmark	—	30,312,872	—	30,312,872
France	—	71,155	—	71,155
Netherlands	—	459,540	—	459,540
Norway	—	115,482	—	115,482
Panama	—	2,939,440	—	2,939,440
Singapore	—	502,694	—	502,694
South Korea	—	3,069,968	—	3,069,968
Spain	—	—	27,164,336	27,164,336
Sweden	—	2,008,655	—	2,008,655
United Kingdom	—	41,569	—	41,569
Total Foreign Bonds & Debt Securities	—	271,404,513	27,164,336	298,568,849
Municipals	—	297,420,125	—	297,420,125
Total Foreign Bonds & Debt Securities—Emerging Markets*	—	184,878,079	—	184,878,079
Total Preferred Stocks*	—	93,336,441	—	93,336,441
Convertible Preferred Stocks	55,849,040	—	—	55,849,040
Commercial Banks	—	758,361	—	758,361
Total Convertible Preferred Stocks	55,849,040	758,361	—	56,607,401
Total Convertible Bonds*	—	46,315,250	—	46,315,250
Total Loan Participation*	—	25,384,504	—	25,384,504
Common Stocks
Insurance	246,648	—	—	246,648
Short-Term Investments
Commercial Paper	—	608,846,098	—	608,846,098
Foreign Government & Agency	—	468,495,853	—	468,495,853
Repurchase Agreements	355,600,000	357,131,000	—	712,731,000
U.S. Government & Agency Discount Notes	—	2,194,859,694	—	2,194,859,694
Total Short-Term Investments	355,600,000	3,629,332,645	—	3,984,932,645
Total Investments	411,695,688	10,811,543,787	30,764,065	11,254,003,540

Forward Contracts**
Forward Contracts to Buy Appreciation	—	16,231,306	—	16,231,306

MIST-208

Met Investors Series Trust

PIMCO Total Return Portfolio

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts to Buy (Depreciation)	$—	$(432,693)	$—	$(432,693)
Forward Contracts to Sell Appreciation	—	4,686,173	—	4,686,173
Forward Contracts to Sell (Depreciation)	—	(14,022,835)	—	(14,022,835)
Total Forward Contracts	—	6,461,951	—	6,461,951

Futures Contracts**
Futures Contracts Long Appreciation	—	8,080,125	—	8,080,125
Futures Contracts Long (Depreciation)	—	(8,310,563)	—	(8,310,563)
Futures Contracts Short (Depreciation)	—	(937,078)	—	(937,078)
Total Futures Contracts	—	(1,167,516)	—	(1,167,516)

Written Options**
Call Options Written	—	(9,743,658)	—	(9,743,658)
Put Options Written	—	(23,992,992)	—	(23,992,992)
Total Written Options	$—	$(33,736,650)	$—	$(33,736,650)

SWAP Contracts**
Credit Default Swap Buy Protection Appreciation	—	920,175	—	920,175
Credit Default Swap Buy Protection (Depreciation)	—	(967,704)	—	(967,704)
Credit Default Swap Sell Protection Appreciation	—	12,364,174	—	12,364,174
Credit Default Swap Sell Protection (Depreciation)	—	(1,054,854)	—	(1,054,854)
Interest Rate Swap Sell Protection Appreciation	—	15,280,350	—	15,280,350
Interest Rate Swap Sell Protection (Depreciation)	—	(8,297,642)	—	(8,297,642)
Total SWAP Contracts	$—	$18,244,499	$—	$18,244,499

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument. Written options are presented at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Discounts	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases	Net Purchases	Net Sales	Net Transfers out of Level 3	Balance as of March 31, 2011	Change in Unrealized Appreciation for Investments still held at March 31, 2011
Asset Backed Securities	$179,832	$—	$5	$(70,680)	$3,491,009	$—	$(437)	—	$3,599,729	$104,815
Foreign Bonds & Debt Securities	—	48	—	27,215	27,137,073		—	—	27,164,336	27,215

Total	$179,832	$48	$5	$(43,465)	$30,628,082	$—	$(437)	$—	$30,764,065	$132,030

MIST-209

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
General Dynamics Corp.	136,220	$10,429,003
Lockheed Martin Corp.	66,557	5,351,183
United Technologies Corp.	131,692	11,147,728

		26,927,914

Auto Components—3.0%
BorgWarner, Inc.* (a)	104,862	8,356,453
Johnson Controls, Inc.	552,737	22,977,277

		31,333,730

Automobiles—1.4%
Ford Motor Co.*	743,186	11,080,903
General Motors Co.*	96,796	3,003,580

		14,084,483

Beverages—0.6%
PepsiCo, Inc.	95,089	6,124,682

Biotechnology—0.4%
Amgen, Inc.*	79,893	4,270,281

Capital Markets—5.7%
Bank of New York Mellon Corp.	302,973	9,049,803
Franklin Resources, Inc.	96,644	12,088,232
Morgan Stanley	231,566	6,326,383
Northern Trust Corp.	158,861	8,062,196
State Street Corp.	223,238	10,032,316
T. Rowe Price Group, Inc.	206,289	13,701,715

		59,260,645

Chemicals—2.1%
Airgas, Inc.	116,669	7,749,155
E. I. du Pont de Nemours & Co.	155,275	8,535,467
Ecolab, Inc.	112,863	5,758,270

		22,042,892

Commercial Banks—2.7%
Comerica, Inc.	136,384	5,008,021
KeyCorp	430,833	3,825,797
PNC Financial Services Group, Inc.	98,783	6,222,341
U.S. Bancorp	262,068	6,926,457
Wells Fargo & Co.	182,986	5,800,656

		27,783,272

Communications Equipment—2.0%
Cisco Systems, Inc.	256,948	4,406,658
Motorola Mobility Holdings, Inc.*	44,658	1,089,655
Motorola Solutions, Inc.*	51,037	2,280,844
Nokia Oyj (ADR) (a)	562,674	4,788,356
QUALCOMM, Inc.	69,657	3,819,293
Research In Motion, Ltd.*	70,739	4,001,705

		20,386,511

Computers & Peripherals—1.5%
Hewlett-Packard Co.	384,192	15,740,346

Security Description	Shares	Value

Consumer Finance—0.4%
American Express Co.	94,571	$4,274,609

Diversified Financial Services—2.0%
Bank of America Corp.	551,592	7,352,721
CME Group, Inc. - Class A	14,968	4,513,600
JPMorgan Chase & Co.	180,556	8,323,632

		20,189,953

Diversified Telecommunication Services—1.5%
AT&T, Inc.	326,893	10,002,926
Frontier Communications Corp.	34,162	280,812
Verizon Communications, Inc.	144,441	5,566,756

		15,850,494

Electric Utilities—0.7%
PPL Corp.	85,934	2,174,130
Southern Co.	142,541	5,432,238

		7,606,368

Electrical Equipment—1.6%
Emerson Electric Co.	157,682	9,213,359
Rockwell Automation, Inc.	80,402	7,610,050

		16,823,409

Energy Equipment & Services—2.4%
Ensco plc (ADR)	112,744	6,521,113
Helmerich & Payne, Inc.	51,405	3,531,009
McDermott International, Inc.*	157,115	3,989,150
Schlumberger, Ltd.	117,925	10,997,686

		25,038,958

Food & Staples Retailing—3.4%
CVS Caremark Corp.	167,455	5,747,056
Sysco Corp.	249,827	6,920,208
Wal-Mart Stores, Inc.	106,942	5,566,331
Walgreen Co.	412,345	16,551,528

		34,785,123

Food Products—4.4%
General Mills, Inc.	240,792	8,800,948
H.J. Heinz Co.	217,232	10,605,266
Hershey Co. (The)	274,712	14,930,597
Kellogg Co.	96,647	5,217,005
Kraft Foods, Inc. - Class A	187,871	5,891,635

		45,445,451

Health Care Equipment & Supplies—6.8%
Baxter International, Inc.	128,657	6,917,887
Becton, Dickinson & Co.	222,693	17,730,817
C.R. Bard, Inc. (a)	135,515	13,457,995
Covidien plc	77,571	4,029,038
Medtronic, Inc.	117,083	4,607,216
Smith & Nephew plc (ADR)	100,370	5,661,872
St. Jude Medical, Inc.	219,825	11,268,229
Stryker Corp.	111,233	6,762,966

		70,436,020

MIST-210

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—0.6%
Cardinal Health, Inc.	79,597	$3,273,824
Medco Health Solutions, Inc.*	54,373	3,053,588

		6,327,412

Household Products—1.7%
Clorox Co. (The)	43,822	3,070,608
Colgate-Palmolive Co.	183,524	14,821,398

		17,892,006

Industrial Conglomerates—1.5%
3M Co.	91,345	8,540,757
General Electric Co.	338,339	6,783,697

		15,324,454

Insurance—2.5%
Chubb Corp. (The)	337,853	20,713,767
Travelers Cos., Inc. (The)	91,174	5,423,030

		26,136,797

IT Services—2.4%
Automatic Data Processing, Inc.	165,436	8,488,521
DST Systems, Inc.	82,721	4,369,323
Fiserv, Inc.*	78,118	4,899,561
International Business Machines Corp.	44,849	7,313,527

		25,070,932

Machinery—5.2%
Caterpillar, Inc.	94,868	10,563,552
Deere & Co.	130,014	12,597,057
Illinois Tool Works, Inc.	61,313	3,293,734
PACCAR, Inc.	406,941	21,303,361
Parker Hannifin Corp.	64,024	6,061,792

		53,819,496

Media—3.3%
McGraw-Hill Cos., Inc. (The)	289,408	11,402,675
Reed Elsevier N.V. (ADR)	872,115	22,526,731

		33,929,406

Metals & Mining—4.2%
Alcoa, Inc.	455,190	8,034,104
Freeport-McMoRan Copper & Gold, Inc.	183,626	10,200,424
Rio Tinto plc (ADR)	351,474	24,996,831

		43,231,359

Multi-Utilities—0.4%
Public Service Enterprise Group, Inc.	138,995	4,379,732

Multiline Retail—2.6%
Kohl’s Corp.	58,451	3,100,241
Nordstrom, Inc.	169,515	7,607,833
Target Corp.	324,485	16,227,495

		26,935,569

Office Electronics—1.1%
Canon, Inc. (ADR)	265,726	11,519,222

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—10.7%
Apache Corp.	158,064	$20,693,739
Chevron Corp.	314,433	33,779,537
ConocoPhillips Co.	167,124	13,346,523
CONSOL Energy, Inc.	60,212	3,229,169
Devon Energy Corp.	71,069	6,522,002
Exxon Mobil Corp.	142,247	11,967,240
Hess Corp.	118,066	10,060,404
Marathon Oil Corp.	214,973	11,460,211

		111,058,825

Personal Products—0.8%
Estee Lauder Cos., Inc. (The) - Class A	80,324	7,740,021

Pharmaceuticals—4.1%
Abbott Laboratories	226,225	11,096,336
Eli Lilly & Co.	120,267	4,229,790
Johnson & Johnson	90,564	5,365,917
Merck & Co., Inc.	115,570	3,814,966
Pfizer, Inc.	399,224	8,108,240
Teva Pharmaceutical Industries, Ltd. (ADR)	195,443	9,805,375

		42,420,624

Road & Rail—4.5%
Canadian National Railway Co.	175,987	13,246,542
CSX Corp.	56,975	4,478,235
Norfolk Southern Corp.	412,797	28,594,448

		46,319,225

Semiconductors & Semiconductor Equipment—4.6%
Altera Corp.	110,587	4,868,040
Analog Devices, Inc.	253,623	9,987,674
Applied Materials, Inc.	429,617	6,710,617
ASML Holding N.V.*	136,400	6,069,800
Intel Corp.	379,193	7,648,323
Texas Instruments, Inc.	341,569	11,804,624

		47,089,078

Software—1.2%
Adobe Systems, Inc.*	175,242	5,811,025
Microsoft Corp.	182,141	4,619,096
Oracle Corp.	64,272	2,144,756

		12,574,877

Specialty Retail—1.1%
Lowe’s Cos., Inc.	330,676	8,739,767
Staples, Inc.	160,603	3,118,910

		11,858,677

Textiles, Apparel & Luxury Goods—1.0%
Coach, Inc.	197,284	10,266,659

Total Common Stocks (Cost $752,224,966)		1,022,299,512

MIST-211

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short-Term Investments—2.4%

Security Description	Shares/Par Amount	Value

Mutual Funds—1.3%
State Street Navigator Securities Lending Prime Portfolio (b)	13,163,361	$13,163,361

Repurchase Agreement—1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $11,254,003 on 04/01/11 collateralized by $11,610,000 Federal Farm Credit Bank at 1.750% due 03/16/15 with a value of $11,479,388.	$11,254,000	11,254,000

Total Short-Term Investments (Cost $24,417,361)		24,417,361

Total Investments—101.1% (Cost $776,642,327#)		1,046,716,873
Other assets and liabilities (net)—(1.1)%		(11,327,660)

Net Assets—100.0%		$1,035,389,213

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $776,642,327. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $278,670,535 and $8,595,989, respectively, resulting in a net unrealized appreciation of $270,074,546.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $12,830,844 and the collateral received consisted of cash in the amount of $13,163,361. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-212

Met Investors Series Trust

Pioneer Fund Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,022,299,512	$—	$—	$1,022,299,512

Short-Term Investments
Mutual Funds	13,163,361	—	—	13,163,361
Repurchase Agreement	—	11,254,000	—	11,254,000
Total Short-Term Investments	13,163,361	11,254,000	—	24,417,361

Total Investments	$1,035,462,873	$11,254,000	$—	$1,046,716,873

*	See Schedule of Investments for additional detailed categorizations.

MIST-213

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—45.6% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—0.1%
DigitalGlobe, Inc. 10.500%, due 05/01/14 (a)	$110,000	$125,263
GeoEye, Inc. 9.625%, due 10/01/15 (a)	600,000	681,750

		807,013

Airlines—0.1%
Continental Airlines, Inc.
Series 2000-1 8.499%, due 05/01/11	110,954	111,232
Series 971B 7.461%, due 04/01/13	65,253	65,905
Delta Air Lines, Inc. 7.779%, due 01/02/12	13,576	13,610
Series 2010-2A 4.950%, due 05/23/19	650,000	653,250

		843,997

Auto Components—0.1%
Allison Transmission, Inc. 11.000%, due 11/01/15 (144A) (b)	799,000	870,910
Lear Corp. 8.750%, due 12/01/16 (a) (c)	2,192,000	0

		870,910

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, due 01/15/19	1,254,000	1,545,146
Argentine Beverages Financial 7.375%, due 03/22/12 (144A) (b)	66,400	68,060
Companhia de Bebidas das Americas 8.750%, due 09/15/13 (a)	747,000	856,436
10.500%, due 12/15/11 (a)	54,000	57,780

		2,527,422

Biotechnology—0.0%
Biogen Idec, Inc. 6.000%, due 03/01/13	10,000	10,691

Building Products—0.4%
Masco Corp. 7.125%, due 03/15/20 (a)	2,230,000	2,316,412
USG Corp. 8.375%, due 10/15/18 (144A) (b)	415,000	435,750
Voto-Votorantim Overseas Trading Operations NV
6.625%, due 09/25/19 (144A) (b)	500,000	530,000

		3,282,162

Capital Markets—0.6%
Jefferies Group, Inc. 6.875%, due 04/15/21 (a)	1,625,000	1,729,106
Macquarie Group, Ltd. 7.625%, due 08/13/19 (144A) (a) (b)	1,170,000	1,299,143
6.000%, due 01/14/20 (144A) (b)	1,400,000	1,411,334
6.250%, due 01/14/21 (144A) (b)	400,000	406,750
TD Ameritrade Holding Corp. 5.600%, due 12/01/19	500,000	530,019

		5,376,352

Security Description	Par Amount	Value

Chemicals—1.5%
Agrium, Inc. 6.750%, due 01/15/19 (a)	$1,582,000	$1,832,511
Basell Finance Co. B.V. 8.100%, due 03/15/27 (144A) (b)	382,000	429,750
CF Industries, Inc. 6.875%, due 05/01/18	800,000	900,000
Cytec Industries, Inc. 8.950%, due 07/01/17	1,060,000	1,295,999
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	1,250,000	1,328,125
9.000%, due 11/15/20 (144A) (b)	655,000	680,791
Hyundai Capital Services, Inc. 6.000%, due 05/05/15 (144A) (b)	1,765,000	1,903,757
Ineos Group Holdings plc 7.875%, due 02/15/16 (144A) (b) (q)	850,000	1,184,541
Momentive Performance Materials, Inc. 9.000%, due 01/15/21 (144A) (b)	250,000	259,063
Nova Chemicals Corp. 8.375%, due 11/01/16	525,000	578,812
8.625%, due 11/01/19 (a)	625,000	702,344
Rain CII Carbon, LLC 8.000%, due 12/01/18 (144A) (b)	1,275,000	1,370,625

		12,466,318

Commercial & Professional Services—0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250%, due 01/15/19	1,925,000	2,026,062

Commercial Banks—4.8%
Alfa Diversified Payment Rights Finance Co. S.A.
2.210%, due 12/15/11 (144A) (b) (d)	220,500	217,749
Banco de Credito del Peru
5.375%, due 09/16/20 (144A) (b)	1,230,000	1,166,288
9.750%, due 11/06/69 (144A) (b) (d)	455,000	520,177
Banco Macro S.A. 10.750%, due 06/07/12	500,000	377,500
BBVA Bancomer S.A. 6.500%, due 03/10/21 (144A) (b)	1,650,000	1,638,717
CoBank AB 7.875%, due 04/16/18 (144A) (b)	385,000	435,258
Credit Agricole S.A. 8.375%, due 10/29/49 (144A) (a) (b) (d)	1,460,000	1,569,500
Goldman Sachs Capital II 5.793%, due 12/29/49 (a) (d)	5,300,000	4,597,750
Industrial Bank of Korea 7.125%, due 04/23/14 (144A) (b)	720,000	811,426
International Bank for Reconstruction & Development (The)
3.250%, due 04/14/14 (s)	30,000,000	5,403,177
10.000%, due 03/02/17 (u)	1,750,000	1,215,247
5.750%, due 10/21/19 (m)	3,000,000	3,036,120
Kazkommerts International B.V. 8.000%, due 11/03/15 (144A) (b)	640,000	664,000
KeyBank N.A. 5.800%, due 07/01/14	1,225,000	1,338,839
Keycorp 6.500%, due 05/14/13 (a)	865,000	943,267

MIST-214

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Mellon Funding Corp. 5.500%, due 11/15/18	$812,000	$892,135
PNC Bank NA 6.000%, due 12/07/17	699,000	774,889
PNC Financial Services Group, Inc.
8.700%, due 03/29/49 (144A) (b) (d)	900,000	965,442
8.250%, due 05/29/49 (d)	2,749,000	2,928,971
Rabobank Nederland 14.183%, due 03/03/15 (e) (u)	7,400,000	3,459,793
Scotia Bank Peru DPR Finance Co. 3.060%, due 03/15/17 (144A) (b) (d)	1,000,000	1,006,400
Societe Generale 8.750%, due 04/07/49	630,000	669,375
Sovereign Bank 8.750%, due 05/30/18 (a)	930,000	1,059,967
State Street Capital Trust III 5.300%, due 03/15/42 (d)	3,070,000	3,075,833
Wachovia Bank N.A. 6.000%, due 11/15/17	1,215,000	1,350,875
Wells Fargo Capital XIII 7.700%, due 12/29/49 (a) (d)	640,000	662,400

		40,781,095

Communications Equipment—0.6%
Brocade Communications Systems, Inc.
6.625%, due 01/15/18	240,000	255,300
6.875%, due 01/15/20 (a)	240,000	260,400
CommScope, Inc. 8.250%, due 01/15/19 (144A) (a) (b)	1,000,000	1,050,000
GTP Towers Issuer LLC 4.436%, due 02/15/15 (144A) (b)	1,980,000	2,092,700
MasTec, Inc. 7.625%, due 02/01/17	1,147,000	1,181,410

		4,839,810

Computers & Peripherals—0.4%
Seagate Technology plc 7.750%, due 12/15/18 (144A) (b)	1,205,000	1,253,200
SunGard Data Systems, Inc.
10.250%, due 08/15/15 (a)	802,000	844,105
10.625%, due 05/15/15	805,000	886,506

		2,983,811

Construction & Engineering—0.5%
Abengoa Finance SAU 8.875%, due 11/01/17 (144A) (b)	500,000	501,250
Boart Longyear Management Pty, Ltd. 7.000%, due 04/01/21 (144A) (b)	525,000	540,750
Dycom Investments, Inc. 7.125%, due 01/15/21 (144A) (b)	1,000,000	1,022,500
Empresas ICA S.A.B. de C.V. 8.900%, due 02/04/21 (144A) (a) (b)	1,800,000	1,872,000

		3,936,500

Construction Materials—0.4%
C10 Capital SPV, Ltd. 6.722%, due 12/01/49 (144A) (b) (d)	1,128,000	885,480

Construction Materials—(Continued)
C8 Capital SPV, Ltd. 6.640%, due 12/31/49 (144A) (b) (d)	$780,000	$608,400
Cemex S.A.B. de C.V. 9.000%, due 01/11/18 (144A) (b)	500,000	525,539
Holcim US Finance Sarl & Cie SCS 6.000%, due 12/30/19 (144A) (b)	225,000	236,216
Texas Industries, Inc. 9.250%, due 08/15/20	1,350,000	1,464,750

		3,720,385

Consumer Finance—0.5%
Banque Psa Finance 5.750%, due 04/04/21(144A) (b)	2,000,000	1,985,166
SLM Corp. 4.000%, due 07/25/14 (d)	989,000	958,193
Springleaf Finance Corp., Series MTN 6.900%, due 12/15/17	1,522,000	1,400,240

		4,343,599

Containers & Packaging—0.7%
AEP Industries, Inc. 7.875%, due 03/15/13	452,000	453,695
Ardagh Packaging Finance plc
9.125%, due 10/15/20 (144A) (b)	1,600,000	1,740,000
9.250%, due 10/15/20 (144Ab) (q)	400,000	595,019
Graphic Packaging International, Inc.
9.500%, due 08/15/13 (a)	1,094,000	1,124,085
7.875%, due 10/01/18 (a)	685,000	737,231
Nordenia Holdings GMBH 9.750%, due 07/15/17 (144A) (b) (q)	950,000	1,468,079

		6,118,109

Distributors—0.4%
ACE Hardware Corp. 9.125%, due 06/01/16 (144A) (b)	937,000	1,013,131
Marfrig Overseas, Ltd. 9.500%, due 05/04/20 (144A) (b)	1,775,000	1,859,313
NSG Holdings LLC 7.750%, due 12/15/25 (144A) (b)	867,000	853,995

		3,726,439

Diversified Consumer Services—0.2%
Service Corp. International 7.000%, due 05/15/19 (a)	1,475,000	1,556,125

Diversified Financial Services—3.2%
American Honda Finance Corp. 6.700%, due 10/01/13 (144A) (b)	1,300,000	1,451,355
BM&F BOVESPA S.A. 5.500%, due 07/16/20 (144A) (b)	1,500,000	1,533,375
BTA Bank JSC
10.750%/12.500%, due 07/01/18 (144A) (b) (f)	234,040	248,667
9.712%, due 07/01/20 (144A) (b) (e)	483,503	42,306
7.200%, due 07/01/25 (144A) (b)	53,029	35,795
Cantor Fitzgerald LP 7.875%, due 10/15/19 (144A) (a) (b)	2,450,000	2,549,654

MIST-215

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Capital One Bank USA N.A. 8.800%, due 07/15/19	$720,000	$906,697
Capital One Capital VI 8.875%, due 05/15/40	1,365,000	1,443,487
Glencore Funding LLC 6.000%, due 04/15/14 (144A) (b)	1,259,000	1,349,443
Hughes Network Systems LLC/HNS Finance Corp.
9.500%, due 04/15/14	785,000	814,437
Janus Capital Group, Inc. 6.700%/6.950% , due 06/15/17	1,340,000	1,446,081
JPMorgan Chase & Co. 9.516%, due 10/04/17 (144A) (b) (e) (u)	2,100,000	714,276
KazMunaiGaz Finance Sub B.V. 7.000%, due 05/05/20 (144A) (b)	1,530,000	1,653,969
Merrill Lynch & Co., Inc. 5.450%, due 02/05/13 (a)	1,097,000	1,163,392
Morgan Stanley
6.625%, due 04/01/18	2,054,000	2,260,768
5.500%, due 01/26/20 (a)	1,100,000	1,106,698
NCO Group, Inc. 5.188%, due 11/15/13 (d)	2,314,000	2,059,460
Nissan Motor Acceptance Corp. 4.500%, due 01/30/15 (144A) (b)	385,000	402,760
Residential Reinsurance 2010, Ltd., Class 1 6.397%, due 06/06/13 (144A) (b) (d)	650,000	651,430
Successor X, Ltd.
9.900%, due 04/04/13 (144A) (b) (d)	300,000	290,640
12.887%, due 01/07/14 (144A) (b) (d)	1,000,000	980,600
9.415%, due 02/25/14 (144A) (b) (d)	1,200,000	1,160,280
Telenet Finance III Luxembourg S.C.A. 6.625%, due 02/15/21 (144A) (b) (q)	550,000	766,858
TNK-BP Finance S.A.
7.500%, due 07/18/16 (144A) (b)	1,090,000	1,226,250
6.625%, due 03/20/17 (144A) (b)	375,000	403,125
Tyco International Finance S.A. 8. 500%, due 01/15/19 (a)	677,000	874,698

		27,536,501

Diversified Telecommunication Services—2.1%
Cincinnati Bell, Inc.
8.250%, due 10/15/17	1,442,000	1,460,025
8.750%, due 03/15/18 (a)	696,000	660,330
8.375%, due 10/15/20 (a)	1,740,000	1,713,900
Digicel Group, Ltd. 8.250%, due 09/01/17 (144A) (a) (b)	1,350,000	1,437,750
Embarq Corp. 7.082%, due 06/01/16	972,000	1,106,559
Frontier Communications Corp.
8.500%, due 04/15/20 (a)	600,000	653,250
8.750%, due 04/15/22	1,200,000	1,305,000
GCI, Inc. 8.625%, due 11/15/19	370,000	407,925
Global Crossing, Ltd. 12.000%, due 09/15/15	1,185,000	1,356,825
NII Capital Corp. 10.000%, due 08/15/16 (a)	540,000	618,300
PAETEC Holding Corp.
9.500%, due 07/15/15 (a)	1,632,000	1,717,680

Security Description	Par Amount	Value

Diversified Telecommunication Services—(Continued)
8.875%, due 06/30/17	$500,000	$541,250
9.875%, due 12/01/18 (144A) (b)	500,000	530,000
Qtel International Finance, Ltd. 6.500%, due 06/10/14 (144A) (b)	1,030,000	1,130,777
tw telecom holdings, inc. 8.000%, due 03/01/18	400,000	433,500
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications
9.125%, due 04/30/18 (144A) (a) (b)	97,000	110,871
Windstream Corp.
8.625%, due 08/01/16 (a)	1,560,000	1,661,400
8.125%, due 09/01/18 (a)	400,000	429,000
7.750%, due 10/15/20 (a)	1,000,000	1,032,500

		18,306,842

Education—0.1%
Board of Trustees of The Leland Stanford Junior University
4.750%, due 05/01/19	950,000	1,023,503

Electric Utilities—1.6%
CenterPoint Energy Houston Electric LLC 7.000%, due 03/01/14	557,000	632,074
Commonwealth Edison Co. 6.950%, due 07/15/18	1,100,000	1,218,250
Dubai Electricity & Water Authority 8.500%, due 04/22/15 (144A) (b)	3,370,000	3,662,742
FPL Energy American Wind LLC 6.639%, due 06/20/23 (144A) (b)	422,320	427,743
FPL Energy Wind Funding LLC 6.876%, due 06/27/17 (144A) (b)	468,700	442,922
Israel Electric Corp., Ltd.
7.250%, due 01/15/19 (144A) (b)	845,000	899,039
9.375%, due 01/28/20 (144A) (b)	410,000	494,860
New York State Electric & Gas Corp. 6.150%, due 12/15/17 (144A) (b)	950,000	1,022,271
Panoche Energy Center LLC 6.885%, due 07/31/29 (144A) (b)	873,891	886,158
PPL Corp., Series A 6.700%, due 03/30/67 (d)	450,000	444,351
Public Service Co. of New Mexico 7.950%, due 05/15/18	225,000	253,134
Star Energy Geothermal Wayang Windu, Ltd.
11.500%, due 02/12/15 (144A) (a) (b)	1,000,000	1,143,052
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
15.000%, due 04/01/21 (144A) (a) (b)	650,000	533,000
West Penn Power Co. 5.950%, due 12/15/17 (144A) (b)	1,197,000	1,317,617
White Pine Hydro Portfolio LLC 7.260%, due 07/20/15 (144A) (b)	515,000	488,736

		13,865,949

Electrical Equipment—0.3%
Belden, Inc. 7.000%, due 03/15/17	1,465,000	1,507,119
Coleman Cable, Inc. 9.000%, due 02/15/18 (a)	971,000	1,026,832
Legrand S.A. 8.500%, due 02/15/25	20,000	23,760

		2,557,711

MIST-216

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Energy Equipment & Services—1.7%
Alta Wind Holdings LLC 7.000%, due 06/30/35 (144A) (b)	$350,000	$369,723
Calfrac Holdings LP 7.500%, due 12/01/20 (144A) (a) (b)	500,000	518,750
Complete Production Services, Inc. 8.000%, due 12/15/16	1,375,000	1,457,500
Exterran Holdings, Inc. 7.250%, due 12/01/18 (144A) (b)	1,525,000	1,559,313
Oceanografia S.A. de C.V. 11.250%, due 07/15/15 (144A) (b)	681,000	357,525
Offshore Group Investments, Ltd. 11.500%, due 08/01/15 (144A) (b)	2,000,000	2,230,000
Plains All American Pipeline 6.125%, due 01/15/17	1,467,000	1,626,658
Precision Drilling Corp. 6.625%, due 11/15/20 (144A) (b)	1,100,000	1,135,750
Sevan Marine ASA 12.590%, due 10/24/12 (144A) (b) (d) (s)	1,434,782	273,549
3.443%, due 05/14/13 (144A) (b) (d)	1,300,000	1,222,000
Spectra Energy Capital LLC
6.200%, due 04/15/18	1,109,000	1,235,794
Series B 6.750%, due 07/15/18	600,000	660,955
Weatherford International, Ltd. 9.625%, due 03/01/19	1,209,000	1,542,003

		14,189,520

Entertainment & Leisure—0.1%
Shingle Springs Tribal Gaming Authority 9.375%, due 06/15/15 (144A) (b)	635,000	422,275

Finance-Diversified—0.1%
Bumi Investment Pte, Ltd. 10.750%, due 10/06/17 (144A) (b)	500,000	566,900

Food & Staples Retailing—0.1%
CVS Caremark Corp. 5.773%, due 01/10/33 (144A) (b)	936,445	940,454

Food Products—1.0%
Bertin, Ltd. 10.250%, due 10/05/16 (144A) (b)	200,000	222,500
Blue Merger Sub, Inc. 7.625%, due 02/15/19 (144A) (a) (b)	425,000	432,969
Independencia International, Ltd. 12.000%, due 12/30/16 (144A) (b) (c)	296,948	8,166
JBS Finance II, Ltd. 8.250%, due 01/29/18 (144A) (b)	1,430,000	1,476,475
Kraft Foods, Inc. 6.500%, due 02/09/40	1,850,000	1,971,966
Minerva Overseas II, Ltd. 10.875%, due 11/15/19 (144A) (b)	1,419,000	1,571,542
Viterra, Inc. 5.950%, due 08/01/20 (144A) (b)	2,760,000	2,656,153

		8,339,771

Security Description	Par Amount	Value

Gas Utilities—0.5%
Ferrellgas LP 6.500%, due 05/01/21 (144A) (b)	$800,000	$788,000
Korea Gas Corp. 6.000%, due 07/15/14 (144A) (b)	380,000	415,253
Questar Pipeline Co. 5.830%, due 02/01/18 (a)	1,441,000	1,589,589
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17 (144A) (b)	1,274,000	1,264,445

		4,057,287

Health Care Providers & Services—0.5%
Gentiva Health Services, Inc. 11.500%, due 09/01/18	1,400,000	1,590,750
HCA Holdings, Inc. 7.190%, due 11/15/15	10,000	10,100
8.360%, due 04/15/24	50,000	50,250
7.690%, due 06/15/25	50,000	47,875
9.125%, due 11/15/14 (a)	495,000	521,606
9.625%, due 11/15/16 (g)	1,060,657	1,145,510
8.500%, due 04/15/19	417,000	464,955
7.875%, due 02/15/20 (a)	500,000	546,250

		4,377,296

Homebuilders—0.2%
Desarrolladora Homex S.A. de C.V. 9.500%, due 12/11/19 (144A) (a) (b)	1,055,000	1,207,700
Urbi, Desarrollos Urbanos, S.A. de C.V. 9.500%, due 01/21/20 (144A) (a) (b)	346,000	389,250

		1,596,950

Hotels, Restaurants & Leisure—1.1%
Arcos Dorados B.V. 7.500%, due 10/01/19 (144A) (a) (b)	875,000	949,375
Codere Finance Luxembourg S.A. 8.250%, due 06/15/15 (144A) (b) (q)	1,682,000	2,439,427
Dunkin Finance Corp. 9.625%, due 12/01/18 (144A) (b)	890,000	911,137
Lottomatica SpA 8.250%, due 03/31/66 (144A) (b) (d) (q)	1,957,000	2,837,514
Mashantucket Pequot Tribe 8.500%, due 11/15/15 (144A) (b) (c)	1,670,000	175,350
Peermont Global Proprietary, Ltd. 7.750%, due 04/30/14 (144A) (b) (q)	920,000	1,180,959
Scientific Games Corp. 7.875%, due 06/15/16 (144A) (b)	435,000	461,100
Scientific Games International, Inc. 9.250%, due 06/15/19 (a)	275,000	303,188
Station Casinos, Inc. 6.625%, due 03/15/18 (c)	695,000	70

		9,258,120

Household Durables—0.4%
Controladora Mabe S.A. de C.V. 7.875%, due 10/28/19 (144A) (b)	2,121,000	2,290,680
Whirlpool Corp. 5.500%, due 03/01/13	1,422,000	1,512,055

		3,802,735

MIST-217

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Household Products—0.2%
Yankee Acquisition Corp. 9.750%, due 02/15/17 (a)	$1,684,000	$1,799,775

Independent Power Producers & Energy Traders—0.2%
Kiowa Power Partners LLC 5.737%, due 03/30/21 (144A) (b)	900,000	902,010
Ormat Funding Corp. 8.250%, due 12/30/20	1,075,269	1,053,764

		1,955,774

Insurance—4.5%
Alterra Finance LLC 6.250%, due 09/30/20	2,100,000	2,123,799
ATLAS VI Capital, Ltd. 11.491%, due 04/07/14 (144A) (b) (d) (q)	250,000	336,267
Blue Fin, Ltd. 4.703%, due 04/10/12 (144A) (b) (d)	250,000	247,050
Series 3 9.382%, due 05/28/13 (144A) (b) (d)	300,000	308,580
Caelus Re II, Ltd. 6.660%, due 05/24/13 (144A) (b) (d)	550,000	555,720
Caelus Re, Ltd. 6.561%, due 06/07/11 (144A) (b) (d)	500,000	499,672
Delphi Financial Group, Inc. 7.875%, due 01/31/20	2,190,000	2,408,630
East Lane Re III Ltd. 10.553%, due 03/16/12 (144A) (b) (d)	300,000	303,990
Fhu-Jin, Ltd., Series B 4.211%, due 08/10/11 (144A) (b) (d)	500,000	499,450
Foundation Re III, Ltd. Series 1-1 5.139%, due 02/25/15 (144A) (b) (d)	750,000	742,050
Series 1-A 5.841%, due 02/03/14 (144A) (b) (d)	825,000	820,545
Genworth Financial, Inc. 7.200%, due 02/15/21 (a)	2,640,000	2,626,465
GlobeCat, Ltd. 9.553%, due 01/02/13 (144A) (b) (d)	550,000	530,475
Hanover Insurance Group, Inc. 7.625%, due 10/15/25	2,016,000	2,056,282
7.500%, due 03/01/20	325,000	346,029
HUB International Holdings, Inc. 10.250%, due 06/15/15 (144A) (b)	167,000	173,680
Ibis Re, Ltd. 6.345%, due 05/03/13 (144A) (b) (d)	400,000	395,840
Ironshore Holdings US, Inc. 8.500%, due 05/15/20 (144A) (b)	1,635,000	1,691,314
Liberty Mutual Group, Inc. 7.300%, due 06/15/14 (144A) (b)	394,000	426,538
7.000%, due 03/15/37 (144A) (b) (d)	2,032,000	1,956,983
10.750%, due 06/15/58 (144A) (b) (d)	328,000	429,680
Lincoln National Corp. 6.050%, due 04/20/67 (d)	2,382,000	2,250,990

Security Description	Par Amount	Value

Insurance—(Continued)
Lodestone Re, Ltd. Series A-1 6.303%, due 01/08/14 (144A) (b) (d)	$1,500,000	$1,479,600
Series CLA 6.341%, due 05/17/13 (144A) (b) (d)	925,000	915,842
Series CLB 8.371%, due 05/17/13 (144A) (b) (d)	1,050,000	1,057,192
Merna Reinsurance II, Ltd. 3.769%, due 04/08/13 (144A) (b) (d)	300,000	301,710
Montana Re, Ltd., Series B 13.559%, due 12/07/12 (144A) (b) (d)	250,000	247,375
Muteki, Ltd. 4.713%, due 05/24/11 (144A) (b) (d)	460,000	966
Mystic Re. II, Ltd. 2007 10.311%, due 06/07/11 (144A) (b) (d)	400,000	403,360
Mystic Re. II, Ltd. 2009 12.311%, due 03/20/12 (144A) (b) (d)	250,000	258,950
Platinum Underwriters Finance, Inc. 7.500%, due 06/01/17	2,214,000	2,371,466
Protective Life Corp. 7.375%, due 10/15/19	1,925,000	2,145,324
Prudential Financial, Inc. 5.150%, due 01/15/13	1,300,000	1,374,867
6.200%, due 01/15/15	215,000	237,489
8.875%, due 06/15/38 (d)	915,000	1,088,850
Queen Street II Capital, Ltd. 1.000%, due 04/09/14 (144A) (b) (d)	675,000	671,625
Residential Reinsurance 2008, Ltd. 7.061%, due 06/06/11 (144A) (b) (d)	300,000	300,510
Class 2 11.811%, due 06/06/11 (144A) (b) (d)	250,000	252,425
USI Holdings Corp. 4.188%, due 11/15/14 (144A) (b) (d)	467,000	456,493
Validus Holdings, Ltd. 8.875%, due 01/26/40	1,720,000	1,811,100
White Mountains Re Group, Ltd. 7.506%, due 05/29/49 (144A) (b) (d)	1,170,000	1,122,651

		38,227,824

Internet & Catalog Retail—0.5%
Expedia, Inc. 8.500%, due 07/01/16	1,165,000	1,272,763
5.950%, due 08/15/20	675,000	684,281
Ticketmaster Entertainment, Inc. 10.750%, due 08/01/16	2,192,000	2,405,720

		4,362,764

Internet Software & Services—0.2%
Equinix, Inc. 8.125%, due 03/01/18	1,285,000	1,397,438

IT Services—0.1%
Allen Systems Group, Inc. 10.500%, due 11/15/16 (144A) (b)	624,000	636,480

MIST-218

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Leisure Equipment & Products—0.1%
Arcor 7.250%, due 11/09/17 (144A) (b)	$450,000	$475,479

Machinery—1.0%
American Railcar Industries, Inc. 7.500%, due 03/01/14 (a)	1,679,000	1,716,777
Commercial Vehicle Group, Inc. 8.000%, due 07/01/13	557,000	563,963
Cummins, Inc. 6.750%, due 02/15/27	393,000	413,460
Greenbrier Co., Inc. (The) 8.375%, due 05/15/15 (a)	1,801,000	1,864,035
Mueller Water Products, Inc. 7.375%, due 06/01/17 (a)	1,096,000	1,076,820
Oshkosh Corp. 8.500%, due 03/01/20	300,000	337,875
Titan International, Inc. 7.875%, due 10/01/17 (144A) (b)	750,000	798,750
Valmont Industries, Inc. 6.625%, due 04/20/20	940,000	973,998
Volvo Treasury AB 5.950%, due 04/01/15 (144A) (b)	200,000	220,080
WPE International Cooperatief UA 10.375%, due 09/30/20 (144A) (b)	900,000	936,000

		8,901,758

Manufacturing—0.3%
Ingersoll-Rand Global Holding Co., Ltd. 9.500%, due 04/15/14	910,000	1,092,904
Park-Ohio Industries, Inc. 8.375%, due 11/15/14	1,022,000	1,053,089

		2,145,993

Marine—0.0%
CMA CGM S.A. 7.250%, due 02/01/13 (144A) (b)	395,000	394,348

Media—0.6%
Grupo Televisa S.A. 6.000%, due 05/15/18 (a)	1,080,000	1,183,407
Myriad International Holding B.V. 6.375%, due 07/28/17 (144A) (a) (b)	1,530,000	1,617,419
Nara Cable Funding Ltd. 8.875%, due 12/01/18 (144A) (b) (q)	1,260,000	1,840,799
Time Warner Cable, Inc. 8.750%, due 02/14/19	198,000	247,220
8.250%, due 04/01/19	313,000	381,884

		5,270,729

Metals & Mining—2.2%
Alcoa, Inc. 6.150%, due 08/15/20 (a)	1,280,000	1,355,020
Algoma Acquisition Corp. 9.875%, due 06/15/15 (144A) (b)	1,415,000	1,308,875
Allegheny Technologies, Inc. 9.375%, due 06/01/19	1,295,000	1,643,082

Security Description	Par Amount	Value

Metals & Mining—(Continued)
ALROSA Finance S.A. 8.875%, due 11/17/14 (144A) (b)	$770,000	$885,654
7.750%, due 11/03/20 (144A) (b)	640,000	687,104
Anglo American Capital plc 9.375%, due 04/08/14 (144A) (a) (b)	845,000	1,011,367
AngloGold Ashanti Holdings plc 5.375%, due 04/15/20	1,615,000	1,641,061
ArcelorMittal 6.125%, due 06/01/18	1,500,000	1,591,185
Asia Aluminum Holdings, Ltd. 8.000%, due 12/23/11 (144A) (b) (c)	992,000	99
Commercial Metals Co. 7.350%, due 08/15/18	1,315,000	1,372,855
Essar Steel Algoma, Inc. 9.375%, due 03/15/15 (144A) (a) (b)	450,000	455,625
Evraz Group S.A. 9.500%, due 04/24/18 (144A) (b)	500,000	588,500
Gold Fields Orogen Holding BVI, Ltd. 4.875%, due 10/07/20 (144A) (b)	2,875,000	2,747,318
Noranda Aluminium Acquisition Corp. 5.193%, due 05/15/15 (a) (d) (g)	465,424	450,298
Novelis, Inc. 8.375%, due 12/15/17 (144A) (b)	1,160,000	1,261,500
8.750%, due 12/15/20 (144A) (b)	180,000	198,900
Old AII, Inc. 9.000%, due 12/15/14 (c) (h)	419,000	0
Southern Copper Corp. 5.375%, due 04/16/20 (a)	395,000	405,744
Vedanta Resources plc 9.500%, due 07/18/18 (144A) (a) (b)	1,330,000	1,463,000

		19,067,187

Oil & Gas Exploration & Production—0.3%
Gazprom International S.A. 7.201%, due 02/01/20	742,119	808,449
Norwegian Energy Co. ASA 12.900%, due 11/20/14 (s)	4,000,000	766,857
Novatek Finance, Ltd. 6.604%, due 02/03/21 (144A) (a) (b)	1,300,000	1,370,433

		2,945,739

Oil, Gas & Consumable Fuels—3.9%
Aker Drilling ASA 9.620%, due 02/24/16 (d) (s)	2,000,000	368,660
Berau Capital Resources Pte, Ltd. 12.500%, due 07/08/15 (144A) (b)	1,400,000	1,641,500
Buckeye Partners L.P. 6.050%, due 01/15/18	505,000	553,471
Bumi Capital Pte, Ltd. 12.000%, due 11/10/16 (144A) (b)	875,000	1,023,750
Canadian Natural Resources, Ltd. 5.900%, due 02/01/18	717,000	810,881
Copano Energy LLC 8.125%, due 03/01/16	1,020,000	1,068,450
DCP Midstream LLC 9.750%, due 03/15/19 (144A) (b)	1,267,000	1,637,391

MIST-219

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
DDI Holdings A.S. 9.300%, due 01/19/12 - 04/26/12 (b)	$1,084,371	$1,096,395
Enterprise Products Operating LLC 7.000%, due 06/01/67 (d)	678,000	675,261
Series A 8.375%, due 08/01/66 (a) (d)	1,059,000	1,144,952
Expro Finance Luxembourg SCA 8.500%, due 12/15/16 (144A) (a) (b)	1,745,000	1,736,275
Frontier Oil Corp. 6.875%, due 11/15/18 (a)	400,000	419,000
Gaz Capital S.A. 8.146%, due 04/11/18 (144A) (b)	190,000	224,903
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%, due 11/01/15 (144A) (b)	1,525,000	1,586,000
Kinder Morgan Energy Partners LP 5.950%, due 02/15/18	1,559,000	1,719,078
5.625%, due 04/15/20 (144A) (b)	1,830,000	1,822,292
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 04/15/20 (144A)	825,000	924,000
Nakilat, Inc. 6.067%, due 12/31/33 (144A) (b)	520,000	521,300
6.267%, due 12/31/33 (144A) (b)	1,356,816	1,266,838
Niska Gas Storage US LLC 8.875%, due 03/15/18	1,705,000	1,862,712
Petrohawk Energy Corp. 10.500%, due 08/01/14	435,000	501,881
Plains Exploration & Production Co. 8.625%, due 10/15/19	1,025,000	1,145,438
Quicksilver Resources, Inc. 7.125%, due 04/01/16	1,017,000	1,009,373
Rosetta Resources, Inc. 9.500%, due 04/15/18	1,811,000	2,019,265
SandRidge Energy, Inc.
3.928%, due 04/01/14 (d)	700,000	690,347
8.000%, due 06/01/18 (144A) (b)	497,000	523,093
7.500%, due 03/15/21 (144A) (b)	625,000	649,219
Seven Seas Petroleum, Inc. Series B 12.500%, due 05/15/05 (c) (h)	60,000	0
Southern Union Co. 7.200%, due 11/01/66 (d)	1,437,000	1,379,520
Stone Energy Corp. 8.625%, due 02/01/17	900,000	942,750
Valero Energy Corp. 9.375%, due 03/15/19 (a)	1,230,000	1,574,619
Williams Cos., Inc. (The) 7.750%, due 06/15/31	1,050,000	1,250,430
XTO Energy, Inc. 6.250%, due 04/15/13	30,000	33,031

		33,822,075

Paper & Forest Products—0.3%
Appleton Papers, Inc. 10.500%, due 06/15/15 (144A) (b)	600,000	634,500
Georgia-Pacific LLC 5.400%, due 11/01/20 (144A) (a) (b)	800,000	791,437
Graham Packaging Co. LP/GPC Capital Corp. I
8.250%, due 01/01/17	745,000	802,737

		2,228,674

Security Description	Par Amount	Value

Pharmaceuticals—0.2%
Valeant Pharmaceuticals International 6.875%, due 12/01/18 (144A) (b)	$1,910,000	$1,881,350

Real Estate Investment Trusts—2.0%
Developers Diversified Realty Corp. 7.500%, due 04/01/17 (a)	1,495,000	1,688,293
Dexus Property Group 7.125%, due 10/15/14 (144A) (b)	2,325,000	2,601,521
Digital Realty Trust LP
4.500%, due 07/15/15	900,000	925,288
5.875%, due 02/01/20	350,000	365,935
Goodman Funding Pty, Ltd. 6.375%, due 04/15/21 (144A) (b)	2,450,000	2,449,218
Health Care REIT, Inc. 6.200%, due 06/01/16 (a)	535,000	586,379
Healthcare Realty Trust, Inc. 6.500%, due 01/17/17	1,130,000	1,246,901
Hospitality Properties Trust 7.875%, due 08/15/14	2,400,000	2,682,958
Mack-Cali Realty LP 5.125%, due 01/15/15	1,025,000	1,092,849
Senior Housing Properties Trust 6.750%, due 04/15/20	2,235,000	2,369,815
Ventas Realty LP/Ventas Capital Corp.
6.500%, due 06/01/16	800,000	829,032
6.750%, due 04/01/17	250,000	265,382
Series 1 6.500%, due 06/01/16	375,000	388,101

		17,491,672

Real Estate Management & Development—0.2%
Alto Palermo S.A. 11.000%, due 06/11/12 (144A) (b)	99,604	44,324
Forest City Enterprises, Inc. 7.625%, due 06/01/15	36,000	35,460
WEA Finance LLC 7.125%, due 04/15/18 (144A) (b)	1,651,000	1,917,273

		1,997,057

Road & Rail—0.4%
Inversiones Alsacia S.A. 8.000%, due 08/18/18 (144A) (b)	1,940,000	1,842,826
Kansas City Southern de Mexico S.A. de C.V. 7.375%, due 06/01/14	1,000,000	1,045,000
Swift Services Holdings, Inc. 10.000%, due 11/15/18 (144A) (a) (b)	800,000	869,000

		3,756,826

Semiconductors & Semiconductor Equipment—0.0%
KLA-Tencor Corp. 6.900%, due 05/01/18	154,000	170,083

Software—0.1%
First Data Corp. 8.250%, due 01/15/21 (144A) (a) (b)	433,000	434,083

MIST-220

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Tobacco—0.3%
Alliance One International, Inc. 10.000%, due 07/15/16 (a)	$2,465,000	$2,511,219

Trading Companies & Distributors—0.2%
Metinvest B.V.
10.250%, due 05/20/15 (144A) (b)	550,000	611,050
8.750%, due 02/14/18 (144A) (a) (b)	1,200,000	1,248,000

		1,859,050

Transportation—0.5%
Ceva Group plc
8.500%, due 12/01/14 (144A) (b) (q)	469,000	631,968
11.500%, due 04/01/18 (144A) (b)	1,779,000	1,913,474
GATX Corp. 6.000%, due 02/15/18	1,896,000	2,014,987

		4,560,429

Utilities—0.6%
Coso Geothermal Power Holdings 7.000%, due 07/15/26 (144A) (b)	1,784,264	1,453,521
Intergen N.V. 9.000%, due 06/30/17 (144A) (b)	1,686,000	1,825,095
Juniper Generation LLC 6.790%, due 12/31/14 (144A) (b)	52,689	49,761
PNM Resources, Inc. 9.250%, due 05/15/15	527,000	598,145
Star Gas Partners L.P. 8.875%, due 12/01/17	902,000	931,315

		4,857,837

Wireless Telecommunication Services—1.9%
Bakrie Telecom Pte, Ltd. 11.500%, due 05/07/15 (144A) (b)	1,275,000	1,386,563
Cricket Communications, Inc. 7.750%, due 10/15/20 (144A) (a)	1,700,000	1,717,000
Crown Castle Towers LLC
6.113%, due 01/15/20 (144A) (b)	785,000	852,289
4.883%, due 08/15/20 (144A) (b)	1,600,000	1,604,083
Intelsat Jackson Holdings, Ltd.
11.500%, due 06/15/16	560,000	603,400
8.500%, due 11/01/19 (144A) (a) (b)	250,000	270,625
Intelsat Luxembourg S.A. 11.500%, due 02/04/17 (g)	2,164,654	2,386,531
Intelsat Subsidiary Holding Co., Ltd. 8.500%, due 01/15/13 (a)	221,000	222,768
MetroPCS Wireless, Inc.
7.875%, due 09/01/18 (a)	1,000,000	1,075,000
6.625%, due 11/15/20 (a)	875,000	876,094
Richland Towers Funding LLC 7.870%, due 03/15/16 (144A) (b)	625,000	629,297
Telesat Canada/Telesat LLC 12.500%, due 11/01/17	1,220,000	1,460,950
True Move Co., Ltd.
10.750%, due 12/16/13 (144A) (b)	1,525,000	1,658,438
10.375%, due 08/01/14 (144A) (b)	385,000	417,725
Vimpel-Communications 7.748%, due 02/02/21 (144A) (b)	400,000	422,000

Security Description	Par Amount	Value

Wireless Telecommunication Services—(Continued)
WCP Wireless Site Funding LLC 6.829%, due 11/15/15 (144A) (b)	$750,000	$748,812

		16,331,575

Total Domestic Bonds & Debt Securities (Cost $362,699,144)		390,541,832

Asset-Backed Securities—16.8%
Accredited Mortgage Loan Trust 0.400%, due 09/25/36 (d)	1,881,000	1,538,345
ACE Securities Corp.
1.150%, due 12/25/34 (d)	578,893	454,983
0.300%, due 08/25/36 (d)	371,844	349,435
Ace Securities Corp. 0.300%, due 12/25/36 (d)	234,819	228,818
Adjustable Rate Mortgage Trust 2.670%, due 03/25/35 (d)	511,446	505,132
Aegis Asset Backed Securities Trust 0.520%, due 12/25/35 (d)	1,544,575	1,416,181
American General Mortgage Loan Trust 5.150%, due 03/25/58 (144A) (b) (d)	212,230	219,627
American Home Mortgage Investment Trust 2.460%, due 06/25/45 (d)	1,198,519	1,132,023
American Tower Trust 5.957%, due 04/15/37 (144A) (b)	1,082,000	1,156,100
AmeriCredit Automobile Receivables Trust 4.200%, due 11/08/16	400,000	405,504
Ameriquest Mortgage Securities, Inc.
5.250%, due 10/25/33 (d)	25,000	7,285
Asset Backed Securities Corp. Home Equity 0.690%, due 04/25/35 (d)	128,788	125,343
Banc of America Alternative Loan Trust
5.250%, due 05/25/19	1,228,308	1,246,281
5.000%, due 07/25/19	1,515,063	1,546,355
5.500%, due 01/25/20 - 09/25/33	2,188,498	2,236,636
6.000%, due 03/25/34 - 11/25/34	2,152,251	2,198,290
Banc of America Funding Corp.
5.500%, due 01/25/36	625,920	647,200
0.392%, due 08/26/36 (144A) (b) (d)	1,387,011	1,327,231
Banc of America Mortgage Securities, Inc.
4.750%, due 10/25/20	1,097,951	1,076,475
3.231%, due 10/25/33 (d)	1,969,149	1,930,265
5.750%, due 01/25/35	383,650	398,469
2.926%, due 05/25/35 (d)	1,258,234	1,228,225
5.123%, due 09/25/35 (d)	539,309	519,055
Bayview Commercial Asset Trust
0.610%, due 04/25/34 (144A) (b) (d)	686,718	610,402
2.258%, due 04/25/36 (144A) (b) (d) (i)	5,004,505	230,870
2.659%, due 07/25/37 (144A) (b) (i)	9,275,928	832,051
0.700%, due 09/25/37 (144A) (b) (d)	1,159,545	875,291
2.832%, due 09/25/37 (144A) (b) (i)	12,776,442	1,296,809
Bayview Financial Acquisition Trust 0.748%, due 06/28/44 (d)	418,342	272,873
BCAP LLC Trust 5.000%, due 11/25/36	470,000	475,392

MIST-221

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Bear Stearns Adjustable Rate Mortgage Trust 5.179%, due 02/25/35 (d)	$499,103	$483,618
Bear Stearns Asset Backed Securities Trust 0.380%, due 10/25/36 (d)	508,962	462,630
Bear Stearns Commercial Mortgage Securities, Inc.
7.117%, due 10/15/36 (144A) (b) (d)	900,000	897,764
5.705%, due 04/12/38 (d)	454,350	454,125
Carrington Mortgage Loan Trust
0.740%, due 02/25/35 (d)	329,429	327,671
0.650%, due 09/25/35 (d)	207,677	186,920
0.360%, due 07/25/36 (d)	635,200	604,160
0.370%, due 02/25/37 (d)	270,583	256,104
0.350%, due 06/25/37 (d)	236,362	215,122
Charlie Mac 5.000%, due 10/25/34	862,311	882,882
Chase Mortgage Finance Corp.
5.000%, due 10/25/33	377,769	384,298
5.500%, due 05/25/35 - 05/25/37	2,104,992	2,072,789
3.118%, due 02/25/37 (d)	318,428	326,797
Citicorp Mortgage Securities, Inc. 5.500%, due 02/25/22	275,742	275,631
5.000%, due 02/25/36	233,900	236,371
Citicorp Residential Mortgage Securities, Inc.
5.939%, due 07/25/36	1,560,000	1,525,415
5.775%, due 09/25/36	1,100,000	1,085,780
Citigroup Commercial Mortgage Trust 4.639%, due 05/15/43	989,085	994,394
Citigroup Mortgage Loan Trust, Inc.
1.000%, due 05/25/35 (144A) (b) (d)	429,900	341,499
2.872%, due 09/25/35 (d)	843,923	803,250
0.350%, due 10/25/36 (d)	9,146	9,138
1.260%, due 09/25/37 (144A) (b) (d)	1,600,000	1,504,266
0.310%, due 07/25/45 (d)	503,324	417,309
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.222%, due 07/15/44 (d)	660,000	451,410
Commercial Mortgage Pass-Through Certificates
6.850%, due 08/15/33 (144A) (b) (d)	300,000	295,377
Conseco Finance Securitizations Corp.
6.910%, due 05/01/33 (d)	3,042	3,162
7.360%, due 09/01/33	2,065	2,202
6.681%, due 12/01/33 (d)	81,364	87,097
Countrywide Alternative Loan Trust
5.250%, due 09/25/33	1,242,810	1,285,592
5.750%, due 12/25/33	1,450,100	1,501,197
0.650%, due 03/25/34 (d)	427,538	409,309
5.500%, due 04/25/34 - 06/25/35	3,656,406	3,647,072
5.000%, due 05/25/34	1,362,287	1,415,782
0.580%, due 10/25/35 (d)	528,261	335,037
Countrywide Asset-Backed Certificates
0.670%, due 08/25/35 (d)	950,340	898,645
4.456%, due 10/25/35 (d)	707,977	702,474
0.760%, due 11/25/35 (d)	1,065,000	995,046
0.500%, due 04/25/36 (d)	555,972	498,713
0.430%, due 06/25/36 - 08/25/36 (d)	1,308,489	1,134,690
0.450%, due 02/25/37 (144A) (b) (d)	446,949	300,961
0.300%, due 07/25/37 (d)	314,612	306,402
5.683%, due 10/25/46 (d)	885,930	870,776
Countrywide Home Loan Mortgage Pass Through Trust
3.298%, due 09/25/33 (d)	11,267	9,538
4.500%, due 09/25/35	859,190	813,238

Security Description	Par Amount	Value

Credit Suisse First Boston Mortgage Securities Corp.
6.122%, due 04/15/37 (144A) (b) (d)	$70,000	$59,992
5.000%, due 08/25/20	500,720	496,292
1.400%, due 09/25/34 (d)	218,293	54,147
5.405%, due 03/15/35 (144A) (b) (d)	300,000	288,668
7.165%, due 12/15/35 (144A) (b) (d)	400,000	408,970
4.518%, due 05/15/38 (144A) (b) (d)	250,000	241,449
4.617%, due 05/15/38 (144A) (b) (d)	600,000	559,627
Credit Suisse Mortgage Capital Certificates
5.000%, due 04/25/37	442,366	428,402
4.030%, due 06/25/50 (144A) (b) (d)	1,750,000	1,718,574
Credit-Based Asset Servicing and Securitization LLC
6.250%, due 10/25/36 (144A) (b) (d)	375,000	379,037
0.340%, due 04/25/37 (d)	407,396	320,476
CW Capital Cobalt, Ltd. 5.174%, due 08/15/48	274,217	279,526
DBUBS Mortgage Trust 5.729%, due 11/10/46 (144A) (b) (d)	600,000	602,046
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.500%, due 11/25/35 (d)	739,398	654,175
Dominos Pizza Master Issuer LLC
5.261%, due 04/25/37 (144A) (b)	2,800,000	2,852,137
7.629%, due 04/25/37 (144A) (b)	1,602,000	1,629,195
Downey Savings & Loan Association Mortgage Loan Trust
0.624%, due 10/19/45 (d)	455,497	219,851
Ellington Loan Acquisition Trust 1.050%, due 05/27/37 (144A) (b) (d)	392,189	363,906
Extended Stay America Trust 4.860%, due 11/05/27 (144A) (b)	800,000	806,397
FBR Securitization Trust
0.540%, due 09/25/35 (d)	445,554	424,824
0.950%, due 10/25/35 (d)	188,267	119,921
First Franklin Mortgage Loan Asset Backed Certificates
0.790%, due 09/25/34 (d)	283,184	268,820
0.700%, due 03/25/35 (d)	304,052	284,079
0.760%, due 09/25/35 (d)	650,000	578,079
First Horizon Mortgage Pass-Through Trust 6.000%, due 05/25/36	755,744	761,315
Ford Auto Securitization Trust
1.793%, due 09/15/13 (144A) (b) (o)	272,881	279,366
2.431%, due 11/15/14 (144A) (b) (o)	450,000	464,355
FREMF Mortgage Trust 5.237%, due 09/25/43 (d)	400,000	392,684
5.164%, due 09/25/45 (144A) (b) (d)	400,000	392,558
4.437%, due 07/25/48 (144A) (b) (d)	1,000,000	911,450
4.598%, due 11/25/49 (144A) (b) (d)	1,050,000	976,893
Fremont Home Loan Trust 0.360%, due 02/25/36 (d)	40,950	40,577
GE Capital Commercial Mortgage Corp. 7.943%, due 01/15/33 (d)	499,063	496,221
Global Tower Partners Acquisition Partners LLC
7.874%, due 05/15/37 (144A) (b)	240,000	247,540
GMAC Commercial Mortgage Securities, Inc. 5.310%, due 05/10/36 (144A) (b) (d)	592,000	558,033
5.307%, due 04/10/40 (d)	450,000	451,678
GMAC Mortgage Corp. Loan Trust 5.500%, due 11/25/33	572,484	580,085
5.258%, due 03/18/35 (d)	772,270	708,207
4.250%, due 07/25/40 (144A) (b)	147,351	149,021

MIST-222

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Green Tree Financial Corp. 7.860%, due 03/01/30 (d)	$131,783	$123,063
Greenpoint Manufactured Housing 8.450%, due 06/20/31 (d)	164,611	168,845
GSAMP Trust 0.680%, due 03/25/35 (d)	226,917	218,408
0.510%, due 11/25/35 (d)	3,697	3,694
0.350%, due 08/25/36 (d)	357,984	341,826
0.380%, due 01/25/37 (d)	250,975	227,155
GSMS 2011 4.209%, due 02/10/21 (144A) (b)	850,000	846,005
GSR Mortgage Loan Trust 5.717%, due 02/25/34 (d)	208,038	183,618
2.796%, due 09/25/35 (d)	1,447,780	1,417,735
Home Equity Asset Trust 0.530%, due 12/25/35 (d)	400,649	368,222
Impac CMB Trust 0.890%, due 09/25/34 (d)	141,766	111,522
0.650%, due 10/25/35 (d)	398,310	336,101
Impac Secured Assets Corp. 0.600%, due 05/25/36 (d)	549,811	485,708
Indymac Index Mortgage Loan Trust 0.850%, due 04/25/34 (d)	48,262	36,420
Indymac Residential Asset Backed Trust 0.380%, due 04/25/47 (d)	105,686	104,238
Irwin Home Equity Corp. 0.950%, due 04/25/30 (d)	450,000	352,450
Jefferies & Co., Inc. 5.136%, due 05/26/37 (144A) (b) (d)	499,469	504,717
JPMorgan Alternative Loan Trust 6.000%, due 03/25/36	768,173	632,543
JPMorgan Chase Commercial Mortgage Securities Corp.
5.721%, due 07/12/37 (144A) (b) (d)	350,000	280,486
3.616%, due 11/15/43 (144A) (b)	1,000,000	960,218
5.531%, due 11/15/43 (144A) (b) (d)	300,000	300,140
5.372%, due 05/15/47	475,000	475,121
JPMorgan Mortgage Acquisition Corp. 0.490%, due 12/25/35 (d)	189,360	174,838
JPMorgan Mortgage Trust 6.000%, due 09/25/34	1,155,766	1,084,408
3.211%, due 10/25/35 (d)	1,000,000	946,599
2.989%, due 11/25/35 (d)	191,003	183,618
LB-UBS Commercial Mortgage Trust 5.616%, due 10/15/35 (144A) (b) (d)	1,700,000	1,662,384
Leaf II Receivables Funding LLC 4.900%, due 02/20/22 (144A) (b)	600,000	594,127
Lehman ABS Manufactured Housing Contract Trust
5.873%, due 05/15/22	389,205	411,681
Lehman Brothers Small Balance Commercial 0.450%, due 09/25/36 (144A) (b) (d)	542,848	398,146
5.410%, due 12/25/36 (144A) (b) (d)	727,988	716,247
1.100%, due 10/25/37 (144A) (b) (d)	384,687	363,730
Lehman XS Trust 0.600%, due 12/25/35 (d)	720,226	212,208
Luminent Mortgage Trust 0.510%, due 07/25/36 (d)	454,812	19,596
Madison Avenue Manufactured Housing Contract Trust
3.500%, due 03/25/32 (d)	250,000	237,854
MASTER Alternative Loans Trust 5.500%, due 10/25/19 - 02/25/35	2,032,790	2,089,416

Security Description	Par Amount	Value

6.000%, due 07/25/34	$1,398,469	$1,420,673
6.050%, due 01/25/35 (d)	598,699	618,322
MASTER Asset Backed Securities Trust 5.500%, due 12/25/32 (d)	13,521	1,801
0.700%, due 03/25/35 (d)	1,000,000	889,577
0.680%, due 05/25/35 (d)	178,412	173,216
MASTER Seasoned Securitization Trust 6.740%, due 09/25/32 (d)	1,062,181	1,116,937
Merrill Lynch Mortgage Investors Trust 2.636%, due 02/25/35 (d)	1,776,128	1,699,265
Merrill Lynch Mortgage Trust 5.334%, due 11/12/35 (d)	750,000	771,206
4.556%, due 06/12/43	260,306	262,931
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.439%, due 02/12/39 (d)	198,615	198,483
Mid-State Trust 7.540%, due 02/15/36	53,008	50,338
5.250%, due 12/15/45 (144A) (b)	542,847	544,075
Morgan Stanley Capital, Inc. 0.350%, due 08/25/36 (d)	43,619	43,494
0.320%, due 10/25/36 (d)	365,122	328,562
0.310%, due 12/25/36 (d)	236,847	225,126
Morgan Stanley Home Equity Loan Trust 0.350%, due 04/25/37 (d)	459,116	421,365
Nomura Resecuritization Trust 2.660%, due 03/26/36 (144A) (b) (d)	1,028,730	1,015,871
Novastar Home Equity Loan 0.620%, due 01/25/36 (d)	1,000,000	864,542
Option One Mortgage Loan Trust 0.510%, due 11/25/35 (d)	924,081	883,677
0.370%, due 02/25/38 (d)	230,644	225,006
PF Export Receivables Master Trust 6.436%, due 06/01/15 (144A) (b)	401,600	425,678
PHHMC Mortgage Pass Through Certificates 6.600%, due 12/25/27 (144A) (b)	1,176,959	1,163,582
Power Receivables Finance LLC 6.290%, due 01/01/12 (144A) (b)	222,919	223,092
Prestige Auto Receivables Trust 3.900%, due 07/16/18 (144A) (b)	577,000	573,149
Realkredit Danmark AS 7.000%, due 04/01/32 (p)	5,865	1,238
Residential Accredit Loans, Inc. 5.000%, due 08/25/18 - 03/25/20	2,344,944	2,330,274
5.500%, due 09/25/32 - 12/25/34	1,695,535	1,694,081
0.850%, due 04/25/34 (d)	552,607	513,564
4.750%, due 04/25/34	842,272	839,398
5.750%, due 04/25/34	450,000	456,862
6.000%, due 10/25/34	973,245	989,377
Residential Asset Mortgage Products, Inc. 0.720%, due 07/25/35 (d)	525,000	474,152
0.410%, due 08/25/36 (d)	456,332	413,511
Residential Asset Securities Corp. 0.720%, due 12/25/34 (d)	511,805	478,213
0.690%, due 08/25/35 (d)	517,000	495,256
0.480%, due 01/25/36 (d)	225,700	205,071
0.500%, due 01/25/36 (d)	57,851	54,072
Residential Asset Securitization Trust 5.500%, due 02/25/35 - 07/25/35	1,886,119	1,857,580
Residential Funding Mortgage Securities I 5.500%, due 08/25/35	285,532	290,740

MIST-223

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Sasco Net Interest Margin Trust 0.000%, due 05/27/33 (144A) (b) (h)	$47,096	$15
Securitized Asset Backed Receivables LLC 0.720%, due 04/25/35 (d)	293,740	281,347
Sequoia Mortgage Trust 0.874%, due 09/20/33 (d)	408,161	387,599
Sierra Receivables Funding Co. LLC 3.350%, due 06/20/18 (144A) (b)	1,000,000	999,899
Soundview Home Equity Loan Trust 0.370%, due 01/25/37 (d)	191,620	187,476
Specialty Underwriting & Residential Finance 0.500%, due 09/25/36 (d)	179,280	175,021
Structured Adjustable Rate Mortgage Loan Trust
2.687%, due 02/25/34 (d)	325,118	291,039
Structured Asset Investment Loan Trust 0.650%, due 05/25/35 (d)	471,477	457,885
Structured Asset Mortgage Investments, Inc. 0.560%, due 09/25/45 (d)	284,524	190,362
Structured Asset Securities Corp. 2.586%, due 06/25/33 (d)	1,004,597	987,609
4.510%, due 02/25/35	40,317	40,423
5.000%, due 05/25/35	1,308,961	1,290,892
0.380%, due 03/25/37 (d)	300,000	250,787
Tengizchevroil Finance Co. SARL 6.124%, due 11/15/14 (144A) (b)	1,526,755	1,618,360
TIAA Commercial Real Estate Securitization 6.840%, due 05/22/37 (144A) (b)	100,000	40,000
Timberstar Trust 5.668%, due 10/15/36 (144A) (b)	540,000	576,610
7.530%, due 10/15/36 (144A) (b)	1,549,000	1,616,688
Vericrest Opportunity Loan Transferee 4.250%, due 05/25/39 (144A) (b) (d)	61,503	61,503
Wachovia Bank Commercial Mortgage Trust 4.957%, due 08/15/35 (d)	1,151,962	1,156,848
WaMu Mortgage Pass Through Certificates 2.580%, due 01/25/35 (d)	1,495,570	1,492,581
2.782%, due 08/25/35 (d)	675,000	621,205
2.769%, due 09/25/35 (d)	245,270	221,287
0.640%, due 10/25/44 (d)	160,816	136,585
0.480%, due 04/25/45 (d)	861,960	748,788
Wells Fargo Commercial Mortgage Trust 5.590%, due 11/15/43 (144A) (b) (d)	950,000	966,750
Wells Fargo Home Equity Trust 0.600%, due 11/25/35 (d)	391,567	380,400
0.660%, due 11/25/35 (d)	311,000	276,166
Wells Fargo Mortgage Backed Securities Trust
4.500%, due 07/25/19	198,663	202,283
5.000%, due 03/25/21	658,460	663,445
4.500%, due 05/25/34 (d)	225,818	233,351
4.514%, due 06/25/34 (d)	128,024	126,283
2.861%, due 10/25/34 (d)	379,962	389,777
5.024%, due 04/25/35 (d)	256,482	255,737
5.055%, due 09/25/35 (d)	407,691	405,656
2.788%, due 10/25/35 (d)	1,310,221	1,253,139
2.865%, due 10/25/35 (d)	475,147	475,197
5.500%, due 10/25/35	361,850	366,282
4.753%, due 03/25/36 (d)	909,581	900,733
5.750%, due 03/25/36	1,410,481	1,393,727
WF-RBS Commercial Mortgage Trust 5.392%, due 02/15/44 (144A) (b) (d)	250,000	247,624

Total Asset-Backed Securities (Cost $140,096,850)		143,820,975

Loan Participation—11.9%
Security Description	Par Amount	Value

Aerospace & Defense—0.6%
DAE Aviation Holdings, Inc. 4.060%, due 07/31/14 (d)	$1,010,324	$1,009,718
5.310%, due 07/31/14 (d)	1,048,779	1,054,337
DynCorp International, Inc. 6.250%, due 06/30/16 (d)	426,930	430,132
Hunter Defense Technologies, Inc. 3.560%, due 08/22/14 (d)	685,659	671,946
TransDigm, Inc. 4.000%, due 02/14/17 (d)	738,150	744,015
Triumph Group, Inc. 4.500%, due 03/23/16 (d)	1,019,875	1,024,337

		4,934,485

Air Freight & Logistics—0.2%
Delta Air Lines, Inc. 3.506%, due 04/30/14 (d)	650,503	648,539
4.250%, due 03/07/16 (d)	915,000	909,473

		1,558,012

Auto Components—0.3%
Advanced Disposal Services, Inc. 6.000%, due 12/23/14 (d)	421,620	422,675
Federal Mogul Corp. 2.196%, due 12/27/14 (d)	575,421	562,474
2.189%, due 12/27/15 (d)	293,582	286,976
Goodyear Tire & Rubber Co. 1.960%, due 04/30/14 (d)	750,000	739,061
UCI International 5.500%, due 07/04/17 (d)	997,500	1,006,852

		3,018,038

Automobile—0.2%
Autotrader.com, Inc. 4.750%, due 12/15/16 (d)	374,063	376,713
Ford Motor Co. 3.010%, due 12/15/13 (d)	644,912	645,483
Remy International, Inc. 6.250%, due 12/16/16 (d)	648,375	658,100

		1,680,296

Buildings Products—0.0%
URS Corp. 2.496%, due 05/01/13 (d)	179,988	180,607

Chemicals—0.5%
Celanese U.S. Holdings LLC
1.803%, due 04/02/14 (d)	99,496	99,714
3.303%, due 10/02/16 (d)	99,496	100,157
Chemtura 5.500%, due 08/11/16 (d)	855,000	864,619
Huntsman International LLC 2.786%, due 04/19/17 (d)	156,281	155,383
Huntsman International, Ltd. 1.804%, due 04/19/14 (d)	57,319	56,485
ICL Industrial Containers 4.500%, due 02/23/18 (d)	22,718	22,851

MIST-224

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Loan Participation—(Continued)

Security Description	Par Amount	Value

Chemicals—(Continued)
Ineos U.S. Finance
7.501%, due 12/16/13 (d)	$507,378	$525,009
7.501%, due 12/16/13 (d) (q)	219,721	324,265
8.001%, due 12/14/14 (d)	508,628	528,846
8.001%, due 12/16/14 (d) (q)	241,279	357,791
Univar, Inc. 5.000%, due 06/30/17 (d)	1,206,975	1,213,016

		4,248,136

Commercial & Professional Services—0.2%
Scitor Corp. 5.000%, due 02/15/17 (d)	500,000	503,750
Waste Industries USA, Inc. 4.750%, due 03/15/17 (d)	930,000	933,776

		1,437,526

Containers & Packaging—0.1%
Bway Holding Co. 4.500%, due 02/23/18 (d)	255,882	257,381
Pelican Products, Inc. 5.000%, due 03/17/17 (d)	837,900	841,830

		1,099,211

Diversified Financial Services—0.4%
Fidelity National Information Solutions, Inc. 5.250%, due 03/04/13 (d)	502,475	506,452
First Data Corp. 3.002%, due 09/24/14 (d)	439,616	422,031
Interactive Data Corp. 4.750%, due 01/31/18 (d)	1,233,800	1,237,655
LPL Holdings, Inc. 5.250%, due 05/11/17 (d)	433,741	438,079
MSCI, Inc. 3.750%, due 03/01/16 (d)	458,500	461,939

		3,066,156

Diversified Telecommunication Services—0.8%
CommScope, Inc. 5.000%, due 01/03/1801/18 Var Bl753293 (d)	635,000	640,896
EchoStar Satellite Services LLC 1.000%, due 01/31/19 (d)	3,900,000	3,900,000
Telesat Canada 3.250%, due 10/23/14 (d)	1,715,890	1,714,234

		6,255,130

Electronic Equipment, Instruments & Components—0.8%
Cinedigm Digital Funding I LLC 5.250%, due 03/31/16 (d)	625,704	623,880
Flextronics International, Ltd.
2.504%, due 10/01/14 (d)	372,117	370,618
2.511%, due 10/01/14 (d)	1,768,465	1,761,338
Freescale Semiconductor, Inc. 1.000%, due 12/01/16 (d)	1,000,000	996,020
Race Point Power 7.750%, due 12/15/17 (d)	1,050,000	1,052,625

Security Description	Par Amount	Value

Electronic Equipment, Instruments & Components—(Continued)
Texas Competitive Electric Holdings Co. LLC 3.783%, due 10/10/14 (d)	$1,774,594	$1,497,997
Vertafore, Inc. 5.250%, due 07/29/16 (d)	379,050	380,566

		6,683,044

Environmental Services—0.0%
Synagro Technologies, Inc. 2.260%, due 04/02/14 (d)	241,834	226,029

Food Products—0.6%
Darling International, Inc. 5.000%, due 12/17/16 (d)	1,066,667	1,076,672
Del Monte Corp. 4.500%, due 03/08/18 (d)	745,000	747,019
Pierre Foods, Inc. 7.000%, due 09/29/16 (d)	1,393,000	1,401,491
Reynolds Group Holdings, Inc. 4.250%, due 04/01/17 - 02/09/18 (d)	928,681	933,446
Rite Aid Corp. 4.500%, due 02/28/18 (d)	1,146,861	1,139,211

		5,297,839

Health Care Equipment & Supplies—0.1%
Hanger Orthopedic Group, Inc. 4.000%, due 10/19/16 (d)	1,246,875	1,252,523

Health Care Providers & Services—3.3%
AccentCare, Inc. 7.250%, due 02/24/17 (d)	650,000	652,438
Alliance Healthcare Services, Inc. 5.500%, due 06/01/16 (d)	1,044,650	1,049,220
Ardent Medical Services, Inc. 6.500%, due 07/19/15 (d)	836,550	840,386
Aveta Holdings, LLC 8.500%, due 04/14/15 (d)	1,938,772	1,952,711
Axcan Pharma, Inc. 5.500%, due 01/25/17 (d)	1,675,000	1,672,906
CareStream Health, Inc. 5.000%, due 02/08/17 (d)	850,000	835,550
Community Health Systems, Inc. 2.561%, due 07/25/14 (d)	356,713	353,424
Emergency Medical 1.000%, due 08/19/11 (d)	2,125,000	2,119,688
Fresenius U.S. Finance I, Inc. 3.500%, due 09/01/14 (d)	469,225	472,012
Gentiva Health Services, Inc. 4.750%, due 08/12/16 (d)	2,981,250	3,007,962
Grifols, Inc. 6.000%, due 06/04/16 (d)	2,595,000	2,618,186
HCA, Inc.
2.557%, due 11/18/13 (d)	104,810	104,502
3.557%, due 03/17/17 (d)	251,355	251,217
IMS Health, Inc. 4.500%, due 11/09/16 (d)	657,309	662,062
inVentiv Health, Inc. 4.750%, due 08/04/16 (d)	1,730,378	1,739,449

MIST-225

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Loan Participation—(Continued)

Security Description	Par Amount	Value

Health Care Providers & Services—(Continued)
Kindred Healthcare, Inc. 1.000%, due 04/09/18 - 03/04/19 (d)	$3,020,000	$3,005,550
Prime Healthcare Services, Inc. 7.250%, due 04/28/15 (d)	1,386,000	1,368,675
Rehabcare Group, Inc. 6.000%, due 11/01/15 (d)	441,244	442,071
Renal Advantage Holdings, Inc. 5.750%, due 12/09/16 (d)	448,875	453,925
Universal Health Services, Inc. 4.000%, due 10/17/16 (d)	1,000,234	1,006,931
Virtual Radiologic Corp. 7.750%, due 12/22/15 (d)	1,350,000	1,346,625
Warner Chilcott 4.250%, due 03/03/18 (d)	2,035,000	2,052,043

		28,007,533

Hotels, Restaurants & Leisure—0.3%
Dunkin’ Brands, Inc. 4.250%, due 11/23/17 (d)	1,960,088	1,974,583
Wendy’s/Arby’s Restaurants LLC 5.000%, due 05/13/17 (d)	504,439	509,105

		2,483,688

Industrial Conglomerates—0.3%
Affinion Group, Inc. 5.000%, due 10/10/16 (d)	1,395,080	1,395,952
Aquilex Holdings LLC 6.000%, due 03/31/16 (d)	221,652	221,860
Generac CCMP Acquisition Corp. 2.797%, due 11/10/13 (d)	449,281	447,491
Pinafore LLC 6.250%, due 09/29/16 (d)	442,870	445,430
Vangent, Inc. 2.320%, due 02/14/13 (d)	450,000	443,250

		2,953,983

Insurance—0.5%
Alliant Holdings I, Inc. 3.307%, due 08/21/14 (d)	239,100	237,008
6.750%, due 08/21/14 (d)	1,000,000	1,005,000
AmWINS Group, Inc. 2.816%, due 06/11/13 (d)	734,617	730,576
CNO Financial Group, Inc. 7.500%, due 09/30/16 (d)	433,333	436,854
Hub International Holdings, Inc. 6.750%, due 06/13/14 (d)	1,056,625	1,054,512
USI Holdings Corp. 2.750%, due 04/30/14 (d)	549,119	547,609
7.000%, due 05/05/14 (d)	251,175	251,175

		4,262,734

IT Services—0.0%
Telcordia Technologies 6.750%, due 04/09/16 (d)	312,638	313,322

Security Description	Par Amount	Value

Leisure Equipment & Products—0.1%
TASC, Inc. 5.500%, due 12/18/14 (d)	$811,286	$813,821

Machinery—0.1%
Hudson Products Holdings, Inc. 7.250%, due 08/24/15 (d)	562,191	549,775
Scotsman Industries, Inc. 5.500%, due 04/30/16 (d)	496,250	498,111

		1,047,886

Media—0.6%
Charter Communications 7.250%, due 03/06/14 (d)	110,455	112,374
3.560%, due 09/08/16 (d)	1,336,466	1,339,553
Digital Media 1.000%, due 03/31/17 (d)	850,000	851,063
Mediacom Broadband LLC 4.500%, due 10/20/17 (d)	992,500	987,949
Wideopenwest Finance LLC 6.759%, due 06/18/14 (d)	1,471,089	1,475,693
2.756%, due 06/30/14 (d)	294,738	280,862

		5,047,494

Metals & Mining—0.5%
Fairmount Minerals. Ltd. 0.000%, due 03/01/17 (d)	1,250,000	1,254,688
Intersil Corp. 4.750%, due 04/27/16 (d)	755,763	759,353
Niagra Corp. 8.500%, due 06/29/14 (d)	299,301	284,335
Novelis, Inc. 4.000%, due 03/10/17 (d)	822,937	825,937
Walter Energy, Inc. 1.000%, due 02/28/18 (d)	875,000	881,781

		4,006,094

Multiline Retail—0.2%
HGI Holdings, Inc. 6.750%, due 10/01/16 (d)	448,324	452,247
Hillman Group, Inc. 5.500%, due 06/26/16 (d)	272,937	274,234
Pilot Travel Centers LLC 4.250%, due 03/30/18 (d)	700,000	704,634

		1,431,115

Office Equipment & Supplies—0.3%
Activant Solutions, Inc. 2.813%, due 05/02/13 (d)	404,358	401,705
AX Acquisition Corp. 4.313%, due 08/15/14 (d)	1,094,812	1,097,319
Nuance Communications, Inc. 2.000%, due 03/29/13 - 03/31/13 (d)	742,661	738,576

		2,237,600

MIST-226

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Loan Participation—(Continued)

Security Description	Par Amount	Value

Personal Products—0.2%
Dineequity, Inc., Term Loan 4.250%, due 10/19/17 (d)	$467,000	$471,086
Jarden Corp. 2.789%, due 01/24/12 (d)	244,704	244,908
Revlon Consumer Products Corp. 6.000%, due 08/15/15 (d)	789,896	793,774

		1,509,768

Publishing—0.1%
Cengage Learning Acquisitions, Inc. 1.000%, due 07/03/14 (d)	748,062	718,046

Specialty Retail—0.1%
Savers, Inc. 4.250%, due 03/04/17 (d)	1,055,000	1,063,134

Transportation Infrastructure—0.2%
Kansas City Southern Railway 2.042%, due 04/28/13 (d)	158,114	158,114
Ozburn-Hessey Holding Company LLC 7.500%, due 04/07/16 (d)	752,400	760,549
Swift Transportation Co., Inc. 6.000%, due 12/14/16 (d)	636,764	641,441

		1,560,104

Transportation—0.1%
CEVA Group plc 5.100%, due 11/04/13 (d)	316,996	311,845
5.246%, due 11/04/13 (d)	227,563	223,865
5.381%, due 11/04/13 (d)	582,087	572,628

		1,108,338

Utilities—0.1%
Calpine Corp. 4.500%, due 03/01/18 (d)	1,230,000	1,236,624

Wireless Telecommunication Services—0.1%
Intelsat Jackson Holdings, Ltd. 3.030%, due 02/01/14 (d)	450,000	442,407
Savvis Communication Corp. 6.750%, due 08/04/16 (d)	502,734	506,756

		949,163

Total Loan Participation (Cost $98,889,531)		101,687,479

U.S. Government & Agency Obligations—7.2%
Fannie Mae Interest Strip 6.000%, due 01/01/32-03/01/33 (i)	109,055	24,208
5.500%, due 01/01/33 (i)	181,854	38,732
Fannie Mae Pool 5.000%, due 02/01/20 - 07/01/23	4,594,395	4,899,259
5.500%, due 03/01/25	330,719	359,844
7.500%, due 01/01/30 - 10/01/30	1,766	2,050
4.500%, due 03/01/35 - 07/01/35	907,391	931,033
4.000%, due 07/01/18	579,335	606,673

Security Description	Par Amount	Value

7.000%, due 09/01/29	$456	$527
6.500%, due 07/01/31 - 10/01/37	434,178	487,341
6.000%, due 12/01/31 - 07/01/38	2,714,526	2,957,237
3.500%, due 11/01/40	5,930,631	5,580,735
Fannie Mae REMICS 7.500%, due 01/25/42	16,619	18,579
0.600%, due 02/25/21 (d)	41,632	41,631
Freddie Mac Gold Pool 4.500%, due 11/01/18	234,099	247,772
5.000%, due 12/01/21 - 12/01/39	3,700,193	3,887,924
6.000%, due 06/01/17 - 12/01/36	315,259	344,115
5.500%, due 10/01/16	6,957	7,519
3.500%, due 10/01/40	1,486,835	1,399,169
Freddie Mac REMICS 7.395%, due 01/15/17 (d) (i)	9,233	88
5.000%, due 08/15/35	265,693	272,802
Freddie Mac Strips 6.000%, due 12/01/31 (i)	108,529	24,360
1.374%, due 06/01/31 (e) (j)	16,350	13,282
Ginnie Mae 4.500%, due 09/20/39	2,000,000	2,012,775
1.759%, due 10/16/43 (d) (i)	9,343,883	736,468
1.343%, due 03/16/51 (d)	13,805,920	819,069
1.835%, due 04/16/51 (d)	6,518,127	487,933
1.479%, due 10/16/52 (d)	6,482,485	523,456
Ginnie Mae I pool 5.000%, due 10/15/18 - 04/15/35	370,326	398,227
5.500%, due 08/15/19 - 11/15/35	2,098,646	2,284,101
6.000%, due 05/15/17 - 08/15/34	256,905	283,405
6.500%, due 03/15/29 - 11/15/32	23,312	26,407
4.500%, due 09/15/33 - 10/15/35	3,469,207	3,601,475
7.000%, due 05/15/23 - 03/15/31	5,822	6,702
5.750%, due 10/15/38	366,036	400,123
Ginnie Mae II pool 6.000%, due 05/20/32 - 11/20/33	110,263	120,876
5.000%, due 08/20/34	370,664	396,321
5.500%, due 03/20/34	34,455	37,541
U.S. Treasury Bond 6.250%, due 08/15/23	87,000	108,057
4.500%, due 02/15/36 - 08/15/39 (a)	14,904,000	14,933,209
5.000%, due 05/15/37 (a)	289,000	314,062
4.250%, due 05/15/39 (a)	3,110,000	2,983,656
4.375%, due 11/15/39	455,000	445,189
U.S. Treasury Note 3.875%, due 05/15/18 (a)	100,000	106,344
3.125%, due 05/15/19 (a)	7,000,000	7,000,546
4.375%, due 02/15/38	1,727,000	1,698,936

Total U.S. Government & Agency Obligations (Cost $61,829,725)		61,869,758

Municipals—5.4%
Brazoria County TX, Harbor Navigation District Environmental Revenue Bonds, Dow Chemical Co. Project, Series A
5.950%, due 05/15/33 (d)	3,360,000	3,255,437
Brunswick & Glynn County GA, Development Authority Revenue, Georgia-Pacific Corp. Project
5.550%, due 03/01/26	800,000	732,368

MIST-227

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Municipals—(Continued)

Security Description	Par Amount	Value

Butler AL, Industrial Development Board Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project
5.750%, due 09/01/28	$625,000	$578,363
California State University Revenue, Systemwide, Series A
5.000%, due 11/01/39	1,502,000	1,310,300
Charleston SC, Waterworks & Sewer Revenue, Capital Improvement
5.000%, due 01/01/35 - 01/01/41	1,725,000	1,743,090
Charlotte Special Facilities Revenue, Refunding Charlotte/Douglas International Airport
5.600%, due 07/01/27	1,000,000	807,900
Connecticut State Health & Educational, Facilities Authority Revenue, Yale University
Series A-2 5.000%, due 07/01/40	1,650,000	1,672,407
Series Z-1 5.000%, due 07/01/42	1,451,000	1,462,855
Cook County IL, Revenue, Navistar International-Recovery Zone Facility
6.500%, due 10/15/40	1,275,000	1,260,121
Dallas-Fort Worth TX, International Airport Facilities Improvement Corp. Revenue, American Airlines, Inc.
6.375%, due 05/01/35	1,420,000	1,044,580
Hampton Roads Sanitation District VA, Wastewater Revenue
5.000%, due 04/01/38	550,000	548,383
Houston TX, Higher Education Finance Corp. Revenue, Rice University Project,
Series A 5.000%, due 05/15/40	1,000,000	1,004,310
Indianapolis Airport Authority, Federal Express Corp. Project
5.100%, due 01/15/17	660,000	706,213
Louisiana Local Government Environmental Facilities Community Development Authorty Revenue, Westlake Chemical Corp. Projects
6.750%, due 11/01/32	1,550,000	1,572,831
Massachusetts State Development Finance Agency Revenue, Harvard University,
Series B-1 5.000%, due 10/15/40	800,000	809,664
Massachusetts State Health & Educational Facilities Authority Revenue Harvard University, Series A
5.500%, due 11/15/36	4,300,000	4,545,917
Massachusetts Institute of Technology, Series K 5.500%, due 07/01/32	950,000	1,077,594
Massachusetts Institute of Technology, Series O 6.000%, due 07/01/36	675,000	738,079
Missouri State Health & Educational Facilities Authority Revenue, Washington University,
Series A 5.000%, due 11/15/39	1,900,000	1,931,806
New Hampshire Health & Educational Facilities Authority Revenue, Wentworth Douglas Hospital,
Series A 6.500%, due 01/01/41	600,000	620,820
New Jersey Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc., Project
6.250%, due 09/15/29	2,718,000	2,428,560
7.000%, due 11/15/30 (d)	117,000	111,836
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Series C 5.000%, due 11/01/33	300,000	301,347
New York State Dormitory Authority Revenues Non State Supported Debt, Columbia University
5.000%, due 07/01/38 - 10/01/41	3,240,000	3,281,127
New York State Dormitory Authority Revenues Non State Supported Debt, Cornell University,
Series A 5.000%, due 07/01/35	175,000	176,404
Port of Corpus Christi Authority TX, Celanese Project,
Series B 6.700%, due 11/01/30	1,500,000	1,496,655
Selma AL, Industrial Development Board Revenue, Gulf Opportunity Zone, International Paper Co. Projects,
Series A 6.250%, due 11/01/33	800,000	808,400

Security Description	Par Amount	Value

St. John Baptist Parish LA, Revenue Bond, Marathon Oil Corp.,
Series A 5.125%, due 06/01/37	$1,710,000	$1,555,467
State of Ohio, Solid Waste Disposal Revenue, USG Corp. Project
5.650%, due 03/01/33	1,335,000	1,053,275
Sweetwater County WY, Solid Waste Disposal Revenue, FMC Corp. Project
5.600%, due 12/01/35	1,670,000	1,574,209
Texas A&M University Permit University Fund,
Series A 5.000%, due 07/01/30	530,000	554,189
Texas Alliance Airport Authority, Inc. Special Facilities Revenue, American Airlines, Inc., Project
5.250%, due 12/01/29	1,010,000	669,145
5.750%, due 12/01/29	3,250,000	2,309,645
Texas Brazos Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Project.
5.900%, due 05/01/38 (d)	1,505,000	1,482,666
Texas Gulf Coast Waste Disposal Authority, Waste Management,
Series A 5.200%, due 05/01/28	945,000	895,794
Wisconsin State General Reserve 5.750%, due 05/01/33	134,000	140,059
Yavapai County AZ, Industrial Development Authority Solid Waste Disposal Revenue, Waste Management, Inc. Project,
Series A-1 4.900%, due 03/01/28	300,000	274,770

Total Municipals (Cost $45,767,473)		46,536,586

Foreign Bonds & Debt Securities—5.1%

Australia—0.0%
Queensland Treasury Corp., Series 13G 6.000%, due 08/14/13 (m)	138,000	145,299

Brazil—0.6%
Brazilian Government International Bond 10.250%, due 01/10/28 (n)	8,250,000	5,063,058

Canada—2.5%
Canada Housing Trust 3.750%, due 03/15/20 (o)	7,675,000	7,999,675
3.800%, due 06/15/21 (144A) (b) (o)	3,750,000	3,875,952
Canada Housing Trust No. 1 3.350%, due 12/15/20 (144A) (o)	500,000	500,937
Canadian Government Bond 2.000%, due 06/01/16 (o)	3,780,000	3,750,049
4.250%, due 06/01/18 (o)	1,485,000	1,650,102
Province of Ontario 5.500%, due 04/23/13 (m)	3,356,000	3,489,564

		21,266,279

Colombia—0.0%
Republic of Colombia 9.750%, due 04/09/11	152,392	152,392

France—0.7%
France Government Bond OAT 3.750%, due 04/25/17 (q)	3,937,000	5,761,131

MIST-228

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Ireland—0.3%
Ireland Government Bond 5.900%, due 10/18/19 (q)	$580,000	$627,513
4.500%, due 04/18/20 (q)	875,000	853,256
5.000%, due 10/18/20 (q)	870,000	863,077

		2,343,846

Mexico—0.0%
United Mexican States 7.500%, due 01/14/12	84,000	88,620

Netherlands—0.0%
Kingdom of the Netherlands 5.000%, due 07/15/12 (q)	130,000	192,392

Norway—0.6%
Government of Norway
6.000%, due 05/16/11 (s)	10,343,000	1,876,923
5.000%, due 05/15/15 (s)	7,150,000	1,375,872
4.250%, due 05/19/17 (s)	9,440,000	1,776,666

		5,029,461

Peru—0.0%
Republic of Peru 7.125%, due 03/30/19 (a)	83,000	98,044

Russia—0.1%
Russian Federation
5.000%/7.500%, due 03/31/30 (144A) (b) (f)	1,035,837	1,215,555

Sweden—0.3%
Kingdom of Sweden, Series 1046 5.500%, due 10/08/12 (f) (t)	14,715,000	2,439,784

Total Foreign Bonds & Debt Securities (Cost $39,054,757)		43,795,861

Convertible Bonds—3.3%

Biotechnology—0.1%
Cubist Pharmaceuticals, Inc. 2.500%, due 11/01/17	800,000	873,000

Capital Markets—0.2%
Affiliated Managers Group, Inc. 3.950%, due 08/15/38 (a)	1,679,000	1,979,121

Communications Equipment—0.1%
MasTec, Inc. 4.000%, due 06/15/14	495,000	743,738

Diversified Telecommunication Services—0.1%
GCI, Inc. 7.250%, due 02/15/14	1,090,000	1,106,350

Security Description	Par Amount	Value

Electrical Equipment—0.4%
General Cable Corp. 4.500%/2.250%, due 11/15/29 (k)	$1,430,000	$1,996,637
SunPower Corp., Series SPWR 1.250%, due 02/15/27	1,695,000	1,665,338

		3,661,975

Electronic Equipment, Instruments & Components—0.0%
Anixter International, Inc. 1.000%, due 02/15/13	105,000	132,300

Health Care Equipment & Supplies—0.3%
Hologic, Inc. 2.000%/0.000%, due 12/15/37 (a) (k)	2,000,000	2,442,500

Health Care Providers & Services—0.1%
Omnicare, Inc. 3.250%, due 12/15/35 (a)	568,000	529,660

Internet Software & Services—0.1%
WebMD Health Corp.
2.250%, due 03/31/16 (144A) (b)	200,000	194,750
2.500%, due 01/31/18 (144A) (b)	575,000	580,089

		774,839

Marine—0.2%
Horizon Lines, Inc. 4.250%, due 08/15/12 (a)	1,949,000	1,525,092

Oil, Gas & Consumable Fuels—0.7%
Chesapeake Energy Corp.
2.500%, due 05/15/37 (a)	990,000	1,080,338
2.250%, due 12/15/38 (a)	1,250,000	1,154,687
Massey Energy Co. 3.250%, due 08/01/15	3,264,000	3,708,720

		5,943,745

Paper & Forest Products—0.3%
Sino-Forest Corp. 5.000%, due 08/01/13	500,000	705,625
4.250%, due 12/15/16 (144A) (b)	1,246,000	1,781,780

		2,487,405

Semiconductors & Semiconductor Equipment—0.4%
Intel Corp. 2.950%, due 12/15/35 (a)	3,380,000	3,494,075

Wireless Telecommunication Services—0.3%
NII Holdings, Inc. 3.125%, due 06/15/12 (a)	2,083,000	2,103,830

Total Convertible Bonds (Cost $21,747,473)		27,797,630

MIST-229

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Preferred Stocks—1.1% of Net Assets

Security Description	Shares	Value

Diversified Financial Services—0.8%
Citigroup Capital XIII 7.875%, due 10/30/40 (a) (d)	73,000	$2,000,200
GMAC Capital Trust I, Series 2 8.125%, due 02/15/40 (a) (d)	26,000	664,339
JPMorgan Chase & Co., Series 1 7.900%, due 04/29/49 (a) (d)	4,243,000	4,658,403

		7,322,942

Real Estate Management & Development—0.3%
Forest City Enterprises, Inc., Series A 7.000%, due 03/09/13	33,370	2,290,016

Total Preferred Stocks (Cost $7,589,194)		9,612,958

Foreign Bonds & Debt Securities - Emerging Markets—0.3%
Security Description	Par Amount	Value

Sovereign—0.3%
Indonesia Recap Bond
Series FR19 14.250%, due 06/15/13 (r)	$7,600,000,000	1,003,641
Series FR20 14.275%, due 12/15/13 (r)	4,350,000,000	587,132
Indonesia Treasury Bond
Series FR23 11.000%, due 12/15/12 (r)	4,800,000,000	591,928
Series FR33 12.500%, due 03/15/13 (r)	2,400,000,000	304,641
Series FR49 9.000%, due 09/15/13 (r)	1,900,000,000	228,619

		2,715,961

Total Foreign Bonds & Debt Securities -Emerging Markets (Cost $2,656,017)		2,715,961

Convertible Preferred Stocks—0.3%

Commercial Banks—0.3%
Wells Fargo & Co., Series L 7.500%, due 12/31/49	2,375	2,458,600

Total Convertible Preferred Stocks (Cost $2,463,250)		2,458,600

Common Stocks—0.2%
Security Description	Shares	Value

Airlines—0.0%
Delta Air Lines, Inc.* (a)	2,000	19,600
United Continental Holdings, Inc.* (a)	544	12,506

		32,106

Auto Components—0.1%
Lear Corp.	7,342	358,803

Building Products—0.0%
Ainsworth Lumber Co., Ltd.*	54,081	214,254
Owens Corning, Inc.* (a)	2,967	106,782

		321,036

Security Description	Shares	Value

Capital Markets—0.1%
Legg Mason, Inc. (a)	28,877	$1,042,171

Chemicals—0.0%
Sterling Chemicals, Inc.*	35	79

Commercial & Professional Services—0.0%
Comdisco Holding Co., Inc.*	83	768

Diversified Financial Services—0.0%
BTA Bank JSC (GDR) (144A)* (b) (h)	1,133	23,477
Leucadia National Corp. (a)	26	976

		24,453

Diversified Telecommunication Services—0.0%
Cincinnati Bell, Inc.* (a)	35	94

Food Products—0.0%
Smithfield Foods, Inc.* (a)	2,165	52,090

Insurance—0.0%
CNO Financial Group, Inc.* (a)	5,666	42,551

Media—0.0%
Knology, Inc.* (a)	99	1,278

Metals & Mining—0.0%
Knia Holdings* (h)	5,112	35,730

Wireless Telecommunication Services—0.0%
American Tower Corp. - Class A* (a)	1,973	102,241
USA Mobility, Inc. (a)	4	58

		102,299

Total Common Stocks (Cost $1,712,435)		2,013,458

Warrants—0.0%
Republic of Venezuela, expires 04/15/20*	1,700	46,325
Mediq, Inc., expires 06/1/09* (h)	110	0
Smurfit Kappa Group plc, expires 10/01/13* (144A) (b) (h)	42	1,919

Total Warrants (Cost $9,369)		48,244

Short-Term Investments—6.5%

Mutual Funds—3.8%
State Street Navigator Securities Lending Prime Portfolio 0.000% (l)	32,238,447	32,238,447

MIST-230

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreements—2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $23,435,000 on 04/01/11 collateralized by $23,930,000 U.S. Treasury Bill at 0.000% due 09/22/11 with a value of $23,906,070.	$23,435,000	$23,435,000

Total Short-Term Investments (Cost $55,673,447)		55,673,447

Total Investments—103.7% (Cost $840,188,665#)		888,572,789
Other Assets and Liabilities (net)—(3.7)%		(31,720,275)

Net Assets—100.0%		$856,852,514

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $840,188,665. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $59,242,168 and $10,858,044, respectively, resulting in a net unrealized appreciation of $48,384,124.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $32,603,524 and the collateral received consisted of cash in the amount of $32,238,447 and non-cash collateral with a value of $1,097,745. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the market value of 144A securities was $229,464,266, which is 26.8% of the Portfolio’s net assets.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Zero coupon bond - Interest rate represents current yield to maturity.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees.
(i)	Interest only security.
(j)	Principal only security.
(k)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(l)	Represents investment of collateral received from securities lending transactions.
(u)	Par shown in Turkish New Lira. Value is shown in USD.
(r)	Par shown in Indonesian Rupiah. Value is shown in USD.
(q)	Par shown in Euro. Value is shown in USD.
(m)	Par shown in Australian Dollar. Value is shown in USD.
(s)	Par shown in Norwegian Krone. Value is shown in USD.
(p)	Par shown in Danish Krone. Value is shown in USD.
(n)	Par shown in Brazilian Real. Value is shown in USD.
(o)	Par shown in Canadian Dollar. Value is shown in USD.
(t)	Par shown in Swedish Krona. Value is shown in USD.
GDR—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Credit Composition as of December 31, 2010 (Unaudited)

Portfolio Composition by Credit Quality	% of Fixed Income Market Value
AAA/Government/Government Agency	22.0
AA	3.1
A	8.0
BBB	21.5
BB	17.0
B	19.5
CCC	4.5
CC	0.1
Not Rated	4.3

MIST-231

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Futures Contracts

The futures contracts outstanding as of March 31, 2011 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2011	Unrealized Appreciation/ Depreciation
U.S. Treasury Bond Futures	06/21/2011	55	$6,673,199	$6,795,937	$122,738

Futures Contracts-Short
U.S. Treasury Bond 30 Year Futures	06/21/2011	(14)	$(1,677,274)	$(1,682,625)	$(5,351)
U.S. Treasury Note 10 Year Futures	06/21/2011	(201)	(23,921,584)	(23,925,281)	(3,697)
U.S. Treasury Note 2 Year Futures	06/30/2011	(188)	(40,981,479)	(41,007,500)	(26,021)
U.S. Treasury Note 5 Year Futures	06/30/2011	(483)	(56,302,123)	(56,409,117)	(106,994)

					$(142,063)

Net Unrealized Appreciation					$(19,325)

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
6/15/2011	Citibank N.A.	2,685,000	AUD	$2,756,464	$2,754,300	$(2,164)
6/15/2011	UBS Securities LLC	4,000,000	EUR	5,665,625	5,512,220	(153,405)
6/15/2011	Citibank N.A.	10,000,000	EUR	14,164,063	14,049,780	(114,283)
6/15/2011	UBS Securities LLC	1,500,000	EUR	2,124,609	2,105,776	(18,833)

						$(288,685)

AUD—	Australian Dollar
EUR—	Euro

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Domestic Bonds & Debt Securities*	$—	$390,541,832	$—	$390,541,832

Asset-Backed Securities	—	143,820,960	15	143,820,975
Total Loan Participation*	—	101,687,479	—	101,687,479

U.S. Government & Agency Obligations	—	61,869,758	—	61,869,758
Municipals	—	46,536,586	—	46,536,586
Total Foreign Bonds & Debt Securities*	—	43,795,861	—	43,795,861

Total Convertible Bonds*	—	27,797,630	—	27,797,630

Preferred Stocks
Diversified Financial Services	2,000,200	5,322,742	—	7,322,942
Real Estate Management & Development	2,290,016	—	—	2,290,016
Total Preferred Stocks	4,290,216	5,322,742	—	9,612,958

MIST-232

Met Investors Series Trust

Pioneer Strategic Income Portfolio

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Foreign Bonds & Debt Securities - Emerging Markets*	$—	$2,715,961	$—	$2,715,961
Convertible Preferred Stock	2,458,600	—	—	2,458,600
Common Stocks
Airlines	32,106	—	—	32,106
Auto Components	358,803	—	—	358,803
Building Products	321,036	—	—	321,036
Capital Markets	1,042,171	—	—	1,042,171
Chemicals	79	—	—	79
Commercial & Professional Services	768	—	—	768
Diversified Financial Services	976	—	23,477	24,453
Diversified Telecommunication Services	94	—	—	94
Food Products	52,090	—	—	52,090
Insurance	42,551	—	—	42,551
Media	1,278	—	—	1,278
Metals & Mining	—	—	35,730	35,730
Wireless Telecommunication Services	102,299	—	—	102,299
Total Common Stocks	1,954,251	—	59,207	2,013,458

Warrants
Foreign Government	—	46,325	—	46,325
Life Sciences Tools & Services	—	—	—	—
Media	—	—	1,919	1,919
Total Warrants	—	46,325	1,919	48,244

Short-Term Investments
Mutual Funds	32,238,447	—	—	32,238,447
Repurchase Agreement	—	23,435,000	—	23,435,000
Total Short-Term Investments	32,238,447	23,435,000	—	55,673,447

Total Investments	40,941,514	847,570,134	61,141	888,572,789

Forward Contracts**
Forward Contracts to Sell (Depreciation)	$—	$(288,685)	$—	$(288,685)
Total Forward Contracts	$—	$(288,685)	$—	$(288,685)

Future Contracts**
Future Contracts Long Appreciation	$122,738	$—	$—	$122,738
Future Contracts Short (Depreciation)	(142,063)	—	—	(142,063)
Total Future Contracts	$(19,325)	$—	$—	$(19,325)

*	See Schedule of Investments for additional detail categorizations.
**	Derivative instruments such as forward contracts and future contracts are valued based on the unrealized appreciation/depreciation on the instruments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Net Transfers In to Level 3	Net Transfers Out of Level 3	Balance as of March 31, 2011	Change in Unrealized Appreciation for Investments still held at March 31, 2011
Domestic Bonds & Debt Securities
Metals & Mining	$—	$—	$(1,885)	$—	$—	$1,885	$—	$—	$—
Asset-Backed Securities	15	—	—	—	—	—	—	15	—
Common Stocks
Metals & Mining	35,730	—	—	—	—	—	—	35,730	—
Diversified Financial Services	21,095	—	2,382	—	—	—	—	23,477	2,382
Loan Participation
Mining, Steel, Iron and Non-Precious Metals	275,697	2,002	13,666	1,489	(8,519)	—	(284,335)	—	—
Warrants								—	—
Media	1,919	—	—	—	—	—	—	1,919	—

Total	$334,456	$2,002	$14,163	$1,489	$(8,519)	$1,885	$(284,335)	$61,141	$2,382

Domestic Bonds & Debt in the amount of $1,885 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

Loan Participation in the amount of $284,335 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices.

MIST-233

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Precision Castparts Corp.	110,310	$16,235,426

Air Freight & Logistics—0.8%
Expeditors International of Washington, Inc.	189,150	9,483,981

Auto Components—0.7%
TRW Automotive Holdings Corp.*	160,190	8,823,265

Automobiles—0.9%
Ford Motor Co.*	735,620	10,968,094

Beverages—4.0%
Anheuser-Busch InBev N.V. (ADR)	192,790	11,021,804
Coca-Cola Co. (The)	269,510	17,881,989
Coca-Cola Enterprises, Inc.	438,200	11,962,860
Hansen Natural Corp.*	134,680	8,111,776

		48,978,429

Biotechnology—0.7%
Celgene Corp.*	153,900	8,853,867

Capital Markets—4.8%
Ameriprise Financial, Inc.	407,830	24,910,256
Charles Schwab Corp. (The)	452,860	8,165,066
Franklin Resources, Inc.	128,720	16,100,298
T. Rowe Price Group, Inc. (a)	142,750	9,481,455

		58,657,075

Chemicals—4.1%
Albemarle Corp.	272,120	16,264,612
E. I. du Pont de Nemours & Co.	264,300	14,528,571
International Flavors & Fragrances, Inc.	133,600	8,323,280
Potash Corp. of Saskatchewan, Inc.	192,860	11,365,240

		50,481,703

Commercial Banks—0.9%
PNC Financial Services Group, Inc.	170,580	10,744,834

Communications Equipment—2.2%
Cisco Systems, Inc.	684,890	11,745,864
Juniper Networks, Inc.*	352,540	14,834,883

		26,580,747

Computers & Peripherals—6.5%
Apple, Inc.*	145,095	50,558,353
EMC Corp.*	686,055	18,214,760
Hewlett-Packard Co.	266,010	10,898,430

		79,671,543

Consumer Finance—2.6%
American Express Co.	401,420	18,144,184
Discover Financial Services	557,630	13,450,036

		31,594,220

Containers & Packaging—1.0%
Packaging Corp. of America	434,460	12,551,549

Security Description	Shares	Value

Diversified Financial Services—3.4%
IntercontinentalExchange, Inc.*	70,860	$8,754,044
JPMorgan Chase & Co.	714,735	32,949,284

		41,703,328

Electrical Equipment—2.9%
Emerson Electric Co.	354,640	20,721,615
Rockwell Automation, Inc.	161,950	15,328,568

		36,050,183

Electronic Equipment, Instruments & Components—1.3%
Corning, Inc.	306,260	6,318,144
Trimble Navigation, Ltd.* (a)	192,440	9,725,917

		16,044,061

Energy Equipment & Services—5.5%
Halliburton Co.	452,520	22,553,597
National Oilwell Varco, Inc.	237,820	18,851,991
Schlumberger, Ltd.	276,770	25,811,570

		67,217,158

Food & Staples Retailing—0.8%
Costco Wholesale Corp.	134,190	9,838,811

Health Care Equipment & Supplies—1.0%
Intuitive Surgical, Inc.*	24,350	8,119,751
Varian Medical Systems, Inc.* (a)	59,350	4,014,434

		12,134,185

Health Care Providers & Services—3.3%
CIGNA Corp.	266,100	11,782,908
Express Scripts, Inc.*	226,610	12,601,782
HCA Holdings, Inc.*	248,920	8,430,920
McKesson Corp. (a)	92,160	7,285,248

		40,100,858

Hotels, Restaurants & Leisure—3.0%
Darden Restaurants, Inc.	76,350	3,751,075
Marriott International, Inc. - Class A (a)	473,780	16,857,092
McDonald’s Corp.	203,340	15,472,141

		36,080,308

Independent Power Producers & Energy Traders—1.3%
AES Corp. (The)*	1,186,510	15,424,630

Internet & Catalog Retail—0.9%
Amazon.com, Inc.*	64,280	11,578,756

Internet Software & Services—2.0%
Google, Inc. - Class A*	42,385	24,846,511

IT Services—0.9%
Visa, Inc. - Class A	151,434	11,148,571

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.*	287,170	12,859,473

MIST-234

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—5.0%
Cummins, Inc.	94,340	$10,341,551
Deere & Co.	367,720	35,628,391
PACCAR, Inc.	278,960	14,603,556

		60,573,498

Media—2.5%
CBS Corp. - Class B	414,910	10,389,346
Walt Disney Co. (The)	455,700	19,636,113

		30,025,459

Metals & Mining—2.7%
Freeport-McMoRan Copper & Gold, Inc.	125,690	6,982,079
Walter Energy, Inc.	96,890	13,121,813
Yamana Gold, Inc. (a)	1,080,780	13,304,402

		33,408,294

Multiline Retail—1.8%
Kohl’s Corp.	210,770	11,179,241
Target Corp.	214,550	10,729,645

		21,908,886

Oil, Gas & Consumable Fuels—7.1%
Chevron Corp.	410,695	44,120,964
Pioneer Natural Resources Co.	169,660	17,291,747
SM Energy Co. (a)	149,000	11,054,310
Whiting Petroleum Corp.*	197,950	14,539,428

		87,006,449

Pharmaceuticals—3.9%
Allergan, Inc.	156,065	11,083,736
Merck & Co., Inc.	232,380	7,670,864
Perrigo Co. (a)	120,130	9,552,738
Shire plc (ADR) (a)	127,610	11,114,831
Teva Pharmaceutical Industries, Ltd. (ADR)	172,705	8,664,610

		48,086,779

Professional Services—0.9%
Manpower, Inc.	176,630	11,106,494

Real Estate Investment Trusts—1.0%
Host Hotels & Resorts, Inc.	661,670	11,652,009

Real Estate Management & Development—1.3%
CB Richard Ellis Group, Inc. - Class A*	609,610	16,276,587

Road & Rail—1.6%
CSX Corp.	248,890	19,562,754

Semiconductors & Semiconductor Equipment—2.1%
Avago Technologies, Ltd.	267,280	8,312,408
Broadcom Corp. - Class A	288,535	11,362,508
Marvell Technology Group, Ltd.*	375,210	5,834,516

		25,509,432

Software—4.5%
Autodesk, Inc.*	226,000	9,968,860
Check Point Software Technologies, Ltd.* (a)	248,790	12,700,730

Security Description	Shares	Value

Software—(Continued)
Intuit, Inc.*	205,010	$10,886,031
Oracle Corp.	644,525	21,507,799

		55,063,420

Specialty Retail—1.8%
Limited Brands, Inc.	383,190	12,599,287
Tiffany & Co. (a)	159,150	9,778,176

		22,377,463

Textiles, Apparel & Luxury Goods—1.0%
NIKE, Inc. - Class B (a)	153,325	11,606,703

Wireless Telecommunication Services—1.5%
American Tower Corp. - Class A*	345,620	17,910,028

Total Common Stocks (Cost $946,158,304)		1,180,725,821

Short-Term Investments—5.3%
Security Description	Shares/Par Amount	Value

Mutual Funds—2.6%
State Street Navigator Securities Lending Prime Portfolio (b)	31,852,188	31,852,188

Repurchase Agreements—2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $28,335,361 on 04/01/11 collateralized by $26,670,000 Fannie Mae at 4.377% due 01/23/18 with a value of $28,903,613.	$28,335,353	28,335,353
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $5,087,648 on 04/01/11 collateralized by $4,960,000 Federal Home Loan Bank at 4.125% due 03/13/20 with a value of $5,189,400.	5,087,647	5,087,647

Total Short-Term Investments (Cost $65,275,188)		65,275,188

Total Investments—101.9% (Cost $1,011,433,492#)		1,246,001,009
Other assets and liabilities (net)—(1.9)%		(22,980,983)

Net Assets—100.0%		$1,223,020,026

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $1,011,433,492. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $243,810,108 and $9,242,591, respectively, resulting in a net unrealized appreciation of $234,567,517.
(a)

All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $33,013,680 and the collateral received consisted of cash in the amount of $31,852,188 and non-cash

MIST-235

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

collateral with a value of $1,993,971. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-236

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,180,725,821	$—	$—	$1,180,725,821

Short-Term Investments
Mutual Funds	31,852,188	—	—	31,852,188
Repurchase Agreements	—	33,423,000	—	33,423,000
Total Short-Term Investments	31,852,188	33,423,000	—	65,275,188

Total Investments	$1,212,578,009	$33,423,000	$—	$1,246,001,009

*	See Schedule of Investments for additional detailed categorizations.

MIST-237

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—94.3% of Net Assets

Security Description	Shares	Value

Auto Components—0.1%
Johnson Controls, Inc.	13,145	$546,438

Automobiles—0.0%
Tesla Motors, Inc.* (a)	1,580	43,766

Chemicals—0.3%
Wacker Chemie AG	5,710	1,285,368

Communications Equipment—10.0%
Acme Packet, Inc.* (a)	76,580	5,434,117
ADTRAN, Inc. (a)	307,645	13,062,607
Polycom, Inc.*	28,830	1,494,835
QUALCOMM, Inc.	123,065	6,747,654
Riverbed Technology, Inc.* (a)	335,213	12,620,769

		39,359,982

Computers & Peripherals—14.7%
Apple, Inc.*	93,305	32,512,127
EMC Corp.* (a)	473,235	12,564,389
Hewlett-Packard Co.	323,420	13,250,518

		58,327,034

Construction & Engineering—0.7%
Quanta Services, Inc.*	131,365	2,946,517

Electrical Equipment—0.6%
Cooper Industries plc	39,015	2,532,073

Electronic Equipment, Instruments & Components—3.2%
Amphenol Corp. - Class A (a)	58,295	3,170,665
Hitachi, Ltd. (a)	1,845,000	9,561,738

		12,732,403

Hotels, Restaurants & Leisure—0.4%
Ctrip.com International, Ltd. (ADR)*	41,200	1,709,388

Internet & Catalog Retail—7.3%
Amazon.com, Inc.*	49,135	8,850,688
Netflix, Inc.*	83,695	19,863,334

		28,714,022

Internet Software & Services—14.9%
Baidu, Inc. (ADR)*	107,345	14,793,214
ChinaCache International Holdings, Ltd. (ADR)* (a)	100	1,823
eBay, Inc.*	125,745	3,903,125
Google, Inc. - Class A*	30,370	17,803,198
NetEase.com, Inc. (ADR)*	152,345	7,542,601
SINA Corp.* (a)	65,990	7,063,570
Tencent Holdings, Ltd.	1,800	43,753
Yahoo!, Inc.*	466,910	7,774,051

		58,925,335

IT Services—1.6%
Cognizant Technology Solutions Corp. - Class A*	76,375	6,216,925

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—18.6%
Analog Devices, Inc.	181,445	$7,145,304
ASML Holding N.V.*	103,875	4,622,437
Atmel Corp.*	422,405	5,757,380
Avago Technologies, Ltd.	139,375	4,334,562
Broadcom Corp. - Class A	80,330	3,163,395
Cirrus Logic, Inc.*	43,365	911,966
Cypress Semiconductor Corp.* (a)	211,920	4,107,010
First Solar, Inc.*	26,620	4,281,561
KLA-Tencor Corp. (a)	87,415	4,140,849
Lam Research Corp.*	100,270	5,681,298
ON Semiconductor Corp.* (a)	625,995	6,178,571
Skyworks Solutions, Inc.* (a)	245,000	7,942,900
SMA Solar Technology AG (a)	2,285	287,078
Spansion, Inc. - Class A*	87,303	1,629,947
SunPower Corp. - Class A* (a)	47,675	817,150
SunPower Corp. - Class B* (a)	208,435	3,474,611
Texas Instruments, Inc.	257,045	8,883,475

		73,359,494

Software—21.8%
Citrix Systems, Inc.*	174,075	12,787,550
Informatica Corp.*	104,515	5,458,818
Intuit, Inc.*	222,080	11,792,448
Longtop Financial Technologies, Ltd. (ADR)* (a)	83,940	2,637,395
Microsoft Corp.	171,615	4,352,156
Oracle Corp.	351,905	11,743,070
Salesforce.com, Inc.* (a)	100,810	13,466,200
SuccessFactors, Inc.* (a)	219,370	8,575,173
TIBCO Software, Inc.* (a)	561,170	15,291,883

		86,104,693

Wireless Telecommunication Services—0.1%
American Tower Corp. - Class A*	4,010	207,798

Total Common Stocks (Cost $289,070,945)		373,011,236

Investment Company—0.0%
iShares FTSE/Xinhua A50 China Index ETF (a) (Cost—$123,628)	72,800	124,744

Short-Term Investments—15.2%

Mutual Funds—9.6%
State Street Navigator Securities Lending Prime Portfolio (b)	37,836,545	37,836,545

MIST-238

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—5.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $22,175,006 on 04/01/11 collateralized by $22,285,000 Federal Farm Credit Bank at 2.970% due 05/18/15 with a value of $22,619,275.	$22,175,000	$22,175,000

Total Short-Term Investments (Cost $60,011,545)		60,011,545

Total Investments—109.5% (Cost $349,206,118#)		433,147,525
Other assets and liabilities (net)—(9.5)%		(37,744,751)

Net Assets—100.0%		$395,402,774

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $349,206,118. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $87,394,552 and $3,453,145, respectively, resulting in a net unrealized appreciation of $83,941,407.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $36,601,971 and the collateral received consisted of cash in the amount of $37,836,545. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-239

Met Investors Series Trust

RCM Technology Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$546,438	$—	$—	$546,438
Automobiles	43,766	—	—	43,766
Chemicals	—	1,285,368	—	1,285,368
Communications Equipment	39,359,982	—	—	39,359,982
Computers & Peripherals	58,327,034	—	—	58,327,034
Construction & Engineering	2,946,517	—	—	2,946,517
Electrical Equipment	2,532,073	—	—	2,532,073
Electronic Equipment, Instruments & Components	3,170,665	9,561,738	—	12,732,403
Hotels, Restaurants & Leisure	1,709,388	—	—	1,709,388
Internet & Catalog Retail	28,714,022	—	—	28,714,022
Internet Software & Services	58,881,582	43,753	—	58,925,335
IT Services	6,216,925	—	—	6,216,925
Semiconductors & Semiconductor Equipment	73,072,416	287,078	—	73,359,494
Software	86,104,693	—	—	86,104,693
Wireless Telecommunication Services	207,798	—	—	207,798
Total Common Stocks	361,833,299	11,177,937	—	373,011,236

Total Investment Company	—	124,744	—	124,744

Short-Term Investments
Mutual Funds	37,836,545	—	—	37,836,545
Repurchase Agreement	—	22,175,000	—	22,175,000
Total Short-Term Investments	37,836,545	22,175,000	—	60,011,545

Total Investments	$399,669,844	$33,477,681	$—	$433,147,525

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain	Change in Unrealized Depreciation	Net Sales	Balance as of March 31, 2011	Change in Unrealized Depreciation for Investments still held at March 31, 2011
Common Stocks
Capital Markets	$90,861	$5,461	$(12,543)	$(83,779)	$—	$—

Total	$90,861	$5,461	$(12,543)	$(83,779)	$—	$—

MIST-240

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Investment Company Securities—98.0% of Net Assets

Security Description	Shares/Par Amount	Value
iShares Gold Trust*	2,976,700	$41,703,567
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	637,800	69,009,960
iShares Lehman Treasury Inflation Protected Securities Fund	423,900	46,272,924
iShares MSCI Canada Index Fund	1,067,500	35,910,700
iShares MSCI EAFE Index Fund	4,817,400	289,477,566
iShares S&P SmallCap 600 Index Fund (a)	304,000	22,365,280
Midcap SPDR Trust Series 1 (a)	281,100	50,471,505
SPDR Barclays Capital High Yield Bond ETF (a)	6,231,610	252,317,889
SPDR DJ Wilshire International Real Estate ETF	599,500	23,398,485
SPDR Gold Trust*	383,700	53,648,934
SPDR S&P Dividend ETF	3,788,700	205,195,992
SPDR S&P International Small Cap ETF	1,485,300	46,920,627
SPDR Trust Series 1 (a)	4,531,100	600,416,061
Vanguard Emerging Markets ETF	3,379,600	165,330,032
Vanguard REIT ETF	802,200	46,920,678
Vanguard Total Bond Market ETF	4,288,000	343,125,760

Total Investment Company Securities (Cost $2,110,670,932)		2,292,485,960

Short-Term Investments—2.5%

Mutual Funds—2.5%
AIM STIT-STIC Prime Portfolio (The)	$38,822,293	38,822,293
State Street Navigator Securities Lending Prime Portfolio (b)	19,122,212	19,122,212

Total Short-Term Investments (Cost $57,944,505)		57,944,505

Total Investments—100.5% (Cost $2,168,615,437#)		2,350,430,465
Other assets and liabilities (net)—(0.5)%		(12,203,829)

Net Assets—100.0%		$2,338,226,636

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $2,168,615,437. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $182,775,311 and $960,283, respectively, resulting in a net unrealized appreciation of $181,815,028.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $18,796,410 and the collateral received consisted of cash in the amount of $19,122,212. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-241

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$2,292,485,960	$—	$—	$2,292,485,960

Short-Term Investments
Mutual Funds	57,944,505	—	—	57,944,505
Total Short-Term Investments	57,944,505	—	—	57,944,505

Total Investments	$2,350,430,465	$—	$—	$2,350,430,465

MIST-242

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Investment Company Securities—98.2% of Net Assets

Security Description	Shares/Par Amount	Value
iShares Gold Trust* (a)	671,000	$9,400,710
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	203,500	22,018,700
iShares MSCI Canada Index Fund	515,900	17,354,876
iShares MSCI EAFE Index Fund	2,270,400	136,428,336
iShares S&P SmallCap 600 Index Fund (a)	301,800	22,203,426
Midcap SPDR Trust Series 1 (a)	220,500	39,590,775
SPDR Barclays Capital High Yield Bond ETF (a)	1,126,100	45,595,789
SPDR DJ Wilshire International Real Estate ETF	187,300	7,310,319
SPDR Gold Trust*	154,800	21,644,136
SPDR S&P Dividend ETF	1,274,100	69,005,256
SPDR S&P International Small Cap ETF	697,700	22,040,343
SPDR Trust Series 1 (a)	1,749,400	231,812,994
Vanguard Emerging Markets ETF	1,419,400	69,437,048
Vanguard REIT ETF	253,900	14,850,611
Vanguard Total Bond Market ETF	203,000	16,244,060

Total Investment Company Securities (Cost $640,129,581)		744,937,379

Short-Term Investments—2.4%

Mutual Funds—2.4%
AIM STIT-STIC Prime Portfolio (The)	$12,521,729	12,521,729
State Street Navigator Securities Lending Prime Portfolio (b)	5,598,473	5,598,473

		18,120,202

Total Short-Term Investments (Cost $18,120,202)		18,120,202

Total Investments—100.6% (Cost $658,249,783#)		763,057,581
Other assets and liabilities (net)—(0.6)%		(4,847,245)

Net Assets—100.0%		$758,210,336

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $658,249,783. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $104,996,682 and $188,884, respectively, resulting in a net unrealized appreciation of $104,807,798.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $5,500,061 and the collateral received consisted of cash in the amount of $5,598,473. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-243

Met Investors Series Trust

SSgA Growth ETF Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$744,937,379	$—	$—	$744,937,379

Short-Term Investments
Mutual Funds	18,120,202	—	—	18,120,202
Total Short-Term Investments	18,120,202	—	—	18,120,202

Total Investments	$763,057,581	$—	$—	$763,057,581

MIST-244

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—95.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Alliant Techsystems, Inc.	12,000	$848,040
Goodrich Corp.	115,000	9,835,950
Rockwell Collins, Inc.	206,000	13,354,980
Textron, Inc. (a)	534,000	14,626,260

		38,665,230

Air Freight & Logistics—0.5%
UTI Worldwide, Inc.	419,000	8,480,560

Biotechnology—4.0%
Alexion Pharmaceuticals, Inc.*	104,000	10,262,720
BioMarin Pharmaceutical, Inc.* (a)	165,000	4,146,450
Cephalon, Inc.* (a)	287,000	21,748,860
Human Genome Sciences, Inc.* (a)	452,000	12,407,400
Regeneron Pharmaceuticals, Inc.*	206,000	9,257,640
Theravance, Inc.*	247,000	5,982,340
Vertex Pharmaceuticals, Inc.*	146,000	6,997,780

		70,803,190

Capital Markets—1.4%
Apollo Global Management LLC - Class A*	11,900	214,200
Eaton Vance Corp.	286,000	9,220,640
TD Ameritrade Holding Corp.	738,000	15,402,060

		24,836,900

Chemicals—0.4%
Rockwood Holdings, Inc.*	152,000	7,481,440

Commercial Banks—1.4%
Fifth Third Bancorp	373,000	5,177,240
Popular, Inc.*	1,285,000	3,739,350
SunTrust Banks, Inc.	203,000	5,854,520
TCF Financial Corp. (a)	575,000	9,119,500

		23,890,610

Communications Equipment—3.0%
JDS Uniphase Corp.*	1,224,000	25,508,160
Juniper Networks, Inc.*	409,000	17,210,720
Motorola Mobility Holdings, Inc.*	411,000	10,028,400

		52,747,280

Construction & Engineering—1.4%
Foster Wheeler AG*	160,000	6,019,200
Quanta Services, Inc.*	820,000	18,392,600

		24,411,800

Diversified Financial Services—2.6%
CBOE Holdings, Inc.	266,000	7,706,020
Interactive Brokers Group, Inc. - Class A (a)	196,000	3,114,440
IntercontinentalExchange, Inc.*	95,000	11,736,300
MSCI, Inc. - Class A*	493,000	18,152,260
NYSE Euronext	136,000	4,783,120

		45,492,140

Electrical Equipment—4.2%
A123 Systems, Inc.* (a)	199,000	1,263,650
Acuity Brands, Inc.	11,392	666,318

Security Description	Shares	Value

Electrical Equipment—(Continued)
AMETEK, Inc.	656,000	$28,778,720
Babcock & Wilcox Co.*	551,000	18,392,380
Roper Industries, Inc. (a)	287,000	24,814,020

		73,915,088

Electronic Equipment, Instruments & Components—2.7%
Dolby Laboratories, Inc. - Class A*	306,000	15,058,260
FLIR Systems, Inc. (a)	419,000	14,501,590
Trimble Navigation, Ltd.*	369,000	18,649,260

		48,209,110

Energy Equipment & Services—2.7%
FMC Technologies, Inc.*	123,000	11,621,040
McDermott International, Inc.*	1,003,000	25,466,170
Trican Well Service, Ltd.	493,000	11,104,929

		48,192,139

Food & Staples Retailing—1.8%
Shoppers Drug Mart Corp.	463,000	18,990,718
Whole Foods Market, Inc.	207,000	13,641,300

		32,632,018

Health Care Equipment & Supplies—4.0%
C.R. Bard, Inc.	164,000	16,286,840
CareFusion Corp.*	533,000	15,030,600
DENTSPLY International, Inc.	411,000	15,202,890
Edwards Lifesciences Corp.*	124,000	10,788,000
IDEXX Laboratories, Inc.* (a)	164,000	12,664,080

		69,972,410

Health Care Providers & Services—2.6%
Community Health Systems, Inc.*	450,000	17,995,500
Henry Schein, Inc.*	266,000	18,665,220
Laboratory Corp. of America Holdings*	103,000	9,489,390

		46,150,110

Health Care Technology—0.2%
SXC Health Solutions Corp.*	77,000	4,219,600

Hotels, Restaurants & Leisure—3.9%
Chipotle Mexican Grill, Inc.* (a)	63,000	17,159,310
Choice Hotels International, Inc. (a)	187,000	7,264,950
Marriott International, Inc. - Class A (a)	491,000	17,469,780
Panera Bread Co. - Class A*	66,000	8,382,000
Starbucks Corp.	170,000	6,281,500
Tim Hortons, Inc. (a)	183,000	8,291,730
Wynn Resorts, Ltd.	33,000	4,199,250

		69,048,520

Independent Power Producers & Energy Traders—1.2%
Calpine Corp.*	1,284,000	20,377,080

Insurance—2.7%
Aon Corp.	287,000	15,199,520
HCC Insurance Holdings, Inc.	277,000	8,672,870

MIST-245

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Principal Financial Group, Inc.	411,000	$13,197,210
W.R. Berkley Corp. (a)	304,000	9,791,840

		46,861,440

Internet & Catalog Retail—1.2%
Expedia, Inc.	403,000	9,131,980
Liberty Media Corp. - Interactive - Class A*	740,000	11,869,600

		21,001,580

Internet Software & Services—1.1%
Akamai Technologies, Inc.*	40,000	1,520,000
Equinix, Inc.* (a)	85,000	7,743,500
Rackspace Hosting, Inc.*	140,000	5,999,000
WebMD Health Corp.*	81,000	4,327,020

		19,589,520

IT Services—4.6%
Fiserv, Inc.*	349,000	21,889,280
Gartner, Inc. - Class A*	491,000	20,459,970
Global Payments, Inc.	430,000	21,035,600
Western Union Co.	902,000	18,734,540

		82,119,390

Life Sciences Tools & Services—3.9%
Bruker Corp.*	555,000	11,571,750
Covance, Inc.* (a)	328,000	17,948,160
Illumina, Inc.* (a)	174,000	12,192,180
Qiagen N.V.* (a)	473,000	9,483,650
Waters Corp.*	206,000	17,901,400

		69,097,140

Machinery—3.7%
Crane Co.	82,000	3,971,260
Danaher Corp.	81,000	4,203,900
Gardner Denver, Inc.	282,000	22,004,460
IDEX Corp.	369,000	16,106,850
WABCO Holdings, Inc.*	264,000	16,272,960
Wabtec Corp.	50,000	3,391,500

		65,950,930

Media—3.6%
Cablevision Systems Corp. - Class A	406,000	14,051,660
Discovery Communications, Inc. - Class A* (a)	240,000	9,576,000
Discovery Communications, Inc. - Class C*	288,000	10,140,480
Lamar Advertising Co. - Class A* (a)	464,000	17,140,160
Liberty Media-Starz, Series A*	123,000	9,544,800
Madison Square Garden, Inc. - Class A*	108,000	2,914,920

		63,368,020

Metals & Mining—2.0%
Agnico-Eagle Mines, Ltd.	277,000	18,378,950
Franco-Nevada Corp.	329,000	12,048,889
HudBay Minerals, Inc.	337,000	5,496,470

		35,924,309

Security Description	Shares	Value

Multiline Retail—1.2%
Dollar General Corp.* (a)	698,000	$21,882,300

Oil, Gas & Consumable Fuels—6.6%
Alpha Natural Resources, Inc.* (a)	109,000	6,471,330
CONSOL Energy, Inc.	331,000	17,751,530
Continental Resources, Inc.* (a)	144,000	10,291,680
EQT Corp.	329,000	16,417,100
Peabody Energy Corp.	104,000	7,483,840
QEP Resources, Inc.	245,000	9,932,300
Range Resources Corp. (a)	369,000	21,571,740
SM Energy Co.	164,000	12,167,160
Ultra Petroleum Corp.* (a)	288,000	14,184,000

		116,270,680

Pharmaceuticals—1.5%
Elan Corp. plc (ADR)*	575,000	3,956,000
Valeant Pharmaceuticals International, Inc. (a)	464,000	23,111,840

		27,067,840

Professional Services—3.6%
IHS, Inc. - Class A*	281,000	24,938,750
Manpower, Inc.	169,000	10,626,720
Nielsen Holdings N.V.*	212,000	5,789,720
Robert Half International, Inc. (a)	463,000	14,167,800
Verisk Analytics, Inc. - Class A*	252,000	8,255,520

		63,778,510

Real Estate Management & Development—0.1%
Jones Lang LaSalle, Inc.	12,000	1,196,880

Road & Rail—1.0%
Hertz Global Holdings, Inc.*	1,141,000	17,833,830

Semiconductors & Semiconductor Equipment—7.6%
Altera Corp.	213,000	9,376,260
Atheros Communications, Inc.*	203,000	9,063,950
Cree, Inc.*	164,000	7,570,240
First Solar, Inc.* (a)	49,000	7,881,160
Intersil Corp. - Class A (a)	678,000	8,441,100
Marvell Technology Group, Ltd.*	570,000	8,863,500
MEMC Electronic Materials, Inc.* (a)	699,000	9,059,040
Microchip Technology, Inc. (a)	382,000	14,519,820
National Semiconductor Corp.	755,000	10,826,700
NVIDIA Corp.*	658,000	12,146,680
PMC-Sierra, Inc.*	361,000	2,707,500
Silicon Laboratories, Inc.* (a)	226,000	9,765,460
Varian Semiconductor Equipment Associates, Inc.*	126,000	6,132,420
Xilinx, Inc. (a)	575,000	18,860,000

		135,213,830

Software—6.0%
Concur Technologies, Inc.* (a)	82,000	4,546,900
Electronic Arts, Inc.*	370,000	7,226,100
FactSet Research Systems, Inc. (a)	145,000	15,185,850
MICROS Systems, Inc.*	247,000	12,209,210
Nuance Communications, Inc.* (a)	1,166,400	22,814,784
Red Hat, Inc.*	370,000	16,794,300

MIST-246

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Rovi Corp.*	296,000	$15,880,400
Solera Holdings, Inc.	111,000	5,672,100
TIBCO Software, Inc.*	206,000	5,613,500

		105,943,144

Specialty Retail—2.3%
Bed Bath & Beyond, Inc.*	164,000	7,916,280
CarMax, Inc.* (a)	584,000	18,746,400
O’Reilly Automotive, Inc.* (a)	255,000	14,652,300

		41,314,980

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.	161,000	8,378,440

Thrifts & Mortgage Finance—0.2%
BankUnited, Inc. (a)	132,200	3,795,462

Trading Companies & Distributors—1.7%
Fastenal Co. (a)	310,000	20,097,300
MSC Industrial Direct Co., Inc. - Class A	140,000	9,585,800

		29,683,100

Total Common Stocks (Cost $1,190,446,487)		1,685,796,550

Short-Term Investments—17.5%
Security Description	Shares/Par Amount	Value

Mutual Funds — 17.2%
State Street Navigator Securities Lending Prime Portfolio (b)	219,860,224	219,860,224
T. Rowe Price Government Reserve Investment Fund**	$85,036,021	85,036,021

		304,896,245

Repurchase Agreement—0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $4,280,001 on 04/01/11 collateralized by $4,370,000 U.S. Treasury Bill at 0.000% due 04/21/11 with a value of $4,369,878.	4,280,000	4,280,000

Total Short-Term Investments (Cost $309,176,245)		309,176,245

Total Investments—112.8% (Cost $1,499,622,732#)		1,994,972,795
Other assets and liabilities (net)—(12.8)%		(225,696,658)

Net Assets—100.0%		$1,769,276,137

*	Non-income producing security.
**	Affiliated issuer.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $1,499,622,732. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $504,788,664 and $9,438,601, respectively, resulting in a net unrealized appreciation of $495,350,063.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $216,272,887 and the collateral received consisted of cash in the amount of $219,860,224 and non-cash collateral with a value of $7,991. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-247

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Affiliated Issuer

At the end of the period, the Portfolio was the owner of record of 5% or more of the total outstanding voting shares of the following investment company:

Security Description	Number of shares held at December 31, 2010	Shares purchased	Shares sold	Number of shares held at March 31, 2011	Income earned from affiliates during the period
T. Rowe Price Government Reserve
Investment Fund	77,240,903	79,080,590	(71,285,472)	85,036,021	$29,990

MIST-248

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,685,796,550	$—	$—	$1,685,796,550

Short-Term Investments
Mutual Funds	304,896,245	—	—	304,896,245
Repurchase Agreement	—	4,280,000	—	4,280,000
Total Short-Term Investments	304,896,245	4,280,000	—	309,176,245

Total Investments	$1,990,692,795	$4,280,000	$—	$1,994,972,795

*	See Schedule of Investments for additional detailed categorizations.

MIST-249

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—86.4% of Net Assets

Security Description	Shares	Value

Auto Components—4.3%
Superior Industries International, Inc.	2,158,082	$55,333,222

Beverages—1.8%
Sapporo Holdings, Ltd.	6,081,800	22,778,277

Building Products—0.9%
Insteel Industries, Inc.	855,820	12,101,295

Capital Markets—2.4%
Investment Technology Group, Inc.*	1,040,682	18,930,005
Westwood Holdings Group, Inc.	315,624	12,703,866

		31,633,871

Chemicals—4.6%
Lanxess AG	83,253	6,232,885
Minerals Technologies, Inc.	98,339	6,738,188
Westlake Chemical Corp.	828,470	46,560,014

		59,531,087

Communications Equipment—6.1%
Bel Fuse, Inc. - Class B	281,261	6,190,555
Sycamore Networks, Inc.	1,798,352	43,933,739
Tellabs, Inc.	5,498,462	28,811,941

		78,936,235

Computers & Peripherals—3.0%
Electronics for Imaging, Inc.*	1,301,511	19,145,227
Lexmark International, Inc. - Class A*	518,574	19,207,981

		38,353,208

Diversified Financial Services—2.8%
Ackermans & van Haaren N.V.	243,811	23,582,723
Leucadia National Corp.	336,339	12,626,166

		36,208,889

Electrical Equipment—1.8%
Encore Wire Corp.	983,441	23,936,954

Electronic Equipment, Instruments & Components—7.6%
AVX Corp.	1,824,452	27,202,579
Electro Scientific Industries, Inc.*	1,427,802	24,786,643
Ingram Micro, Inc. - Class A*	1,427,451	30,019,295
Park Electrochemical Corp.	528,862	17,055,799

		99,064,316

Energy Equipment & Services—6.1%
Bristow Group, Inc.*	269,585	12,751,371
Bronco Drilling Co., Inc.*	3,984,729	45,027,438
Pioneer Drilling Co.*	324,324	4,475,671
Tidewater, Inc.	295,825	17,705,126

		79,959,606

Food Products—1.5%
Sanderson Farms, Inc.	184,219	8,459,336
Viterra, Inc.	930,250	11,257,193

		19,716,529

Security Description	Shares	Value

Health Care Providers & Services—1.6%
Cross Country Healthcare, Inc.*	2,709,784	$21,217,609

Hotels, Restaurants & Leisure—1.0%
Vail Resorts, Inc.*	263,897	12,867,618

Household Durables—6.4%
Cavco Industries, Inc.*	787,653	35,570,409
M.D.C. Holdings, Inc.	144,759	3,669,641
Skyline Corp.	1,223,883	24,538,854
Stanley Furniture Co., Inc.*	3,627,538	20,024,010

		83,802,914

Insurance—5.4%
E-L Financial Corp.	40,155	20,122,953
Montpelier Re Holdings, Ltd.	1,917,672	33,885,264
National Western Life Insurance Co. - Class A	95,885	15,557,341

		69,565,558

IT Services—0.5%
Broadridge Financial Solutions, Inc.	306,524	6,955,029

Leisure Equipment & Products—0.5%
JAKKS Pacific, Inc.*	365,014	7,063,021

Life Sciences Tools & Services—1.8%
Pharmaceutical Product Development, Inc.	825,465	22,873,635

Machinery—1.1%
Alamo Group, Inc.	527,304	14,474,495

Marine—2.7%
Alexander & Baldwin, Inc.	758,603	34,630,227

Paper & Forest Products—5.8%
Canfor Corp.*	3,820,500	58,184,194
Glatfelter	1,288,840	17,167,349

		75,351,543

Real Estate Investment Trusts—0.1%
Origen Financial, Inc.*	811,331	1,541,529

Real Estate Management & Development—8.8%
Brookfield Asset Management, Inc. - Class A	858,018	27,851,264
Hang Lung Group, Ltd.	6,180,000	38,628,102
Wheelock & Co., Ltd.	12,824,000	48,202,159

		114,681,525

Semiconductors & Semiconductor Equipment—1.5%
MEMC Electronic Materials, Inc.*	1,489,400	19,302,624

Software—0.7%
Synopsys, Inc.*	343,936	9,509,830

Specialty Retail—2.0%
Haverty Furniture Cos., Inc.	1,966,587	26,076,944

MIST-250

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—2.5%
K-Swiss, Inc. - Class A*	2,830,169	$31,896,005

Thrifts & Mortgage Finance—1.1%
Kearny Financial Corp.	660,494	6,624,755
NewAlliance Bancshares, Inc.	501,736	7,445,762

		14,070,517

Total Common Stocks (Cost $928,284,819)		1,123,434,112

Short-Term Investments—13.4%
Security Description	Par Amount	Value

Repurchase Agreements—13.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $74,314,543 on 04/01/11 collateralized by $75,330,000 Fannie Mae at 2.000% due 07/14/14 with a value of $75,800,813.	$74,314,522	74,314,522
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $51,284,666 on 04/01/11 collateralized by $50,000,000 Fannie Mae at 3.000% due 09/16/14 with a value of $52,312,500.	51,284,652	51,284,652
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $26,796,576 on 04/01/11 collateralized by $26,000,000 Freddie Mac at 3.000% due 07/28/14 with a value of $27,332,500.	26,796,569	26,796,569
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $14,829,085 on 04/01/11 collateralized by $13,490,000 Fannie Mae at 4.625% due 10/15/14 with a value of $15,125,663.	14,829,081	14,829,081
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $7,716,179 on 04/01/11 collateralized by $7,920,000 Freddie Mac at 1.750% due 11/10/14 with a value of $7,870,500.	7,716,176	7,716,176

Total Short-Term Investments (Cost $174,941,000)		174,941,000

Total Investments—99.8% (Cost $1,103,225,819#)		1,298,375,112
Other assets and liabilities (net)—0.2%		2,288,590

Net Assets—100.0%		$1,300,663,702

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $1,103,225,819. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $282,412,624 and $87,263,331, respectively, resulting in a net unrealized appreciation of $195,149,293.

MIST-251

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$55,333,222	$—	$—	$55,333,222
Beverages	—	22,778,277	—	22,778,277
Building Products	12,101,295	—	—	12,101,295
Capital Markets	31,633,871	—	—	31,633,871
Chemicals	53,298,202	6,232,885	—	59,531,087
Communications Equipment	78,936,235	—	—	78,936,235
Computers & Peripherals	38,353,208	—	—	38,353,208
Diversified Financial Services	12,626,166	23,582,723	—	36,208,889
Electrical Equipment	23,936,954	—	—	23,936,954
Electronic Equipment, Instruments & Components	99,064,316	—	—	99,064,316
Energy Equipment & Services	79,959,606	—	—	79,959,606
Food Products	19,716,529	—	—	19,716,529
Health Care Providers & Services	21,217,609	—	—	21,217,609
Hotels, Restaurants & Leisure	12,867,618	—	—	12,867,618
Household Durables	83,802,914	—	—	83,802,914
Insurance	69,565,558	—	—	69,565,558
IT Services	6,955,029	—	—	6,955,029
Leisure Equipment & Products	7,063,021	—	—	7,063,021
Life Sciences Tools & Services	22,873,635	—	—	22,873,635
Machinery	14,474,495	—	—	14,474,495
Marine	34,630,227	—	—	34,630,227
Paper & Forest Products	75,351,543	—	—	75,351,543
Real Estate Investment Trusts	1,541,529	—	—	1,541,529
Real Estate Management & Development	27,851,264	86,830,261	—	114,681,525
Semiconductors & Semiconductor Equipment	19,302,624	—	—	19,302,624
Software	9,509,830	—	—	9,509,830
Specialty Retail	26,076,944	—	—	26,076,944
Textiles, Apparel & Luxury Goods	31,896,005	—	—	31,896,005
Thrifts & Mortgage Finance	14,070,517	—	—	14,070,517
Total Common Stocks	984,009,966	139,424,146	—	1,123,434,112

Total Short-Term Investment	—	174,941,000	—	174,941,000

Total Investments	$984,009,966	$314,365,146	$—	$1,298,375,112

MIST-252

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Goodrich Corp.	53,658	$4,589,369

Airlines—1.1%
United Continental Holdings, Inc.* (a)	213,381	4,905,629

Auto Components—1.4%
BorgWarner, Inc.* (a)	41,480	3,305,541
TRW Automotive Holdings Corp.*	48,191	2,654,360

		5,959,901

Beverages—0.5%
Hansen Natural Corp.*	36,280	2,185,144

Biotechnology—2.8%
Alexion Pharmaceuticals, Inc.*	51,240	5,056,363
Onyx Pharmaceuticals, Inc.* (a)	50,650	1,781,867
United Therapeutics Corp.* (a)	52,670	3,529,943
Vertex Pharmaceuticals, Inc.*	35,730	1,712,539

		12,080,712

Building Products—1.0%
Owens Corning, Inc.*	120,780	4,346,872

Capital Markets—2.5%
Invesco, Ltd.	182,600	4,667,256
T. Rowe Price Group, Inc.	93,860	6,234,181

		10,901,437

Chemicals—1.6%
CF Industries Holdings, Inc.	25,070	3,429,325
LyondellBasell Industries N.V. - Class A*	83,680	3,309,544

		6,738,869

Commercial Banks—0.8%
M&T Bank Corp.	41,490	3,670,620

Communications Equipment—5.7%
Acme Packet, Inc.*	52,610	3,733,206
Aruba Networks, Inc.* (a)	185,380	6,273,259
Ciena Corp.* (a)	116,200	3,016,552
F5 Networks, Inc.*	58,726	6,023,526
Juniper Networks, Inc.*	101,900	4,287,952
Riverbed Technology, Inc.* (a)	39,500	1,487,175

		24,821,670

Computers & Peripherals—1.4%
SanDisk Corp.*	128,830	5,937,775

Consumer Finance—0.8%
Discover Financial Services	144,940	3,495,953

Containers & Packaging—0.5%
Temple-Inland, Inc.	85,802	2,007,767

Diversified Financial Services—0.8%
IntercontinentalExchange, Inc.*	27,100	3,347,934

Security Description	Shares	Value

Electrical Equipment—1.0%
Rockwell Automation, Inc.	47,410	$4,487,357

Electronic Equipment, Instruments & Components—0.6%
Aeroflex Holding Corp.* (a)	135,190	2,461,810

Energy Equipment & Services—1.7%
Cameron International Corp.*	125,750	7,180,325

Food & Staples Retailing—1.6%
Whole Foods Market, Inc.	105,950	6,982,105

Food Products—2.4%
Green Mountain Coffee Roasters, Inc.*	117,940	7,620,104
Mead Johnson Nutrition Co.	50,740	2,939,368

		10,559,472

Gas Utilities—0.5%
Energen Corp.	36,380	2,296,306

Health Care Equipment & Supplies—1.8%
Intuitive Surgical, Inc.*	11,810	3,938,162
Varian Medical Systems, Inc.* (a)	55,390	3,746,580

		7,684,742

Health Care Providers & Services—4.0%
AMERIGROUP Corp.* (a)	57,510	3,695,017
AmerisourceBergen Corp.	126,550	5,006,318
Laboratory Corp. of America Holdings* (a)	37,570	3,461,324
Universal Health Services, Inc. - Class B	104,560	5,166,310

		17,328,969

Hotels, Restaurants & Leisure—5.2%
MGM Resorts International* (a)	210,740	2,771,231
Royal Caribbean Cruises, Ltd.*	82,490	3,403,537
Starwood Hotels & Resorts Worldwide, Inc.	119,280	6,932,554
WMS Industries, Inc.* (a)	103,294	3,651,443
Wynn Resorts, Ltd.	43,180	5,494,655

		22,253,420

Household Durables—1.7%
Stanley Black & Decker, Inc.	46,510	3,562,666
Tempur-Pedic International, Inc.* (a)	70,580	3,575,583

		7,138,249

Insurance—2.2%
Aon Corp.	110,670	5,861,083
Unum Group	145,530	3,820,163

		9,681,246

Internet & Catalog Retail—1.4%
Priceline.com, Inc.*	11,690	5,920,284

Internet Software & Services—2.6%
MercadoLibre, Inc. (a)	26,130	2,132,992
OpenTable, Inc.* (a)	46,790	4,976,117
SINA Corp.* (a)	36,480	3,904,819

		11,013,928

MIST-253

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—2.1%
VeriFone Systems, Inc.* (a)	69,070	$3,795,397
Western Union Co. (a)	249,220	5,176,299

		8,971,696

Life Sciences Tools & Services—2.4%
Agilent Technologies, Inc.*	109,090	4,885,050
Charles River Laboratories International, Inc.*	73,880	2,835,514
Illumina, Inc.* (a)	38,450	2,694,192

		10,414,756

Machinery—5.4%
AGCO Corp.*	70,340	3,866,590
Cummins, Inc.	69,410	7,608,724
Joy Global, Inc.	73,250	7,237,832
Parker Hannifin Corp.	49,020	4,641,214

		23,354,360

Media—1.4%
Interpublic Group of Cos., Inc. (The)	495,690	6,230,823

Metals & Mining—3.6%
Cliffs Natural Resources, Inc.	64,760	6,364,613
Silver Wheaton Corp.	47,230	2,047,893
United States Steel Corp.	45,130	2,434,312
Walter Energy, Inc. (a)	33,220	4,498,984

		15,345,802

Multiline Retail—1.3%
Nordstrom, Inc.	129,860	5,828,117

Oil, Gas & Consumable Fuels—5.1%
Alpha Natural Resources, Inc.* (a)	65,350	3,879,829
Cimarex Energy Co.	47,140	5,432,414
Concho Resources, Inc.*	55,760	5,983,048
QEP Resources, Inc.	84,380	3,420,765
Whiting Petroleum Corp.*	43,440	3,190,668

		21,906,724

Pharmaceuticals—3.1%
Perrigo Co.	43,341	3,446,476
Valeant Pharmaceuticals International, Inc. (a)	113,110	5,634,009
Watson Pharmaceuticals, Inc.*	74,960	4,198,510

		13,278,995

Professional Services—0.8%
Manpower, Inc.	57,230	3,598,622

Real Estate Management & Development—1.5%
CB Richard Ellis Group, Inc. - Class A*	246,990	6,594,633

Semiconductors & Semiconductor Equipment—11.4%
Altera Corp.	74,230	3,267,605
ASML Holding N.V.*	150,560	6,699,920
Broadcom Corp. - Class A	107,460	4,231,775
Cypress Semiconductor Corp.* (a)	313,870	6,082,800
Lam Research Corp.*	57,780	3,273,815
Marvell Technology Group, Ltd.*	275,450	4,283,247

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Netlogic Microsystems, Inc.* (a)	134,980	$5,671,860
NVIDIA Corp.*	135,900	2,508,714
NXP Semiconductors N.V.* (a)	117,098	3,512,940
SunPower Corp. - Class A* (a)	75,540	1,294,756
Varian Semiconductor Equipment Associates, Inc.*	171,520	8,347,878

		49,175,310

Software—6.3%
Fortinet, Inc.*	47,090	2,071,960
Informatica Corp.*	61,070	3,189,686
Rovi Corp.* (a)	55,590	2,982,404
Salesforce.com, Inc.*	77,260	10,320,391
SuccessFactors, Inc.* (a)	146,330	5,720,040
TIBCO Software, Inc.* (a)	112,290	3,059,902

		27,344,383

Specialty Retail—2.5%
Abercrombie & Fitch Co. - Class A	87,690	5,147,403
Dick’s Sporting Goods, Inc.*	92,910	3,714,542
Guess?, Inc.	53,530	2,106,405

		10,968,350

Textiles, Apparel & Luxury Goods—1.2%
Coach, Inc.	100,170	5,212,847

Trading Companies & Distributors—0.8%
WESCO International, Inc.* (a)	54,310	3,394,375

Wireless Telecommunication Services—0.7%
NII Holdings, Inc.*	73,870	3,078,163

Total Common Stocks (Cost $297,453,218)		424,675,821

Short-Term Investments—14.0%
Security Description	Shares/Par Amount	Value

Mutual Funds—12.7%
State Street Navigator Securities Lending Prime Portfolio (b)	54,809,524	54,809,524

Repurchase Agreement—1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $5,626,002 on 04/01/11 collateralized by $5,485,000 Federal Home Loan Bank at 4.125% due 03/13/20 with a value of $5,738,681.	$5,626,000	5,626,000

Total Short-Term Investments (Cost $60,435,524)		60,435,524

Total Investments—112.3% (Cost $357,888,742#)		485,111,345
Other assets and liabilities (net)—(12.3)%		(53,275,022)

Net Assets—100.0%		$431,836,323

MIST-254

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $357,888,742. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $130,298,024 and $3,075,421, respectively, resulting in a net unrealized appreciation of $127,222,603.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $53,853,750 and the collateral received consisted of cash in the amount of $54,809,524 and non-cash collateral with a value of $596,988. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-255

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$424,675,821	$—	$—	$424,675,821

Short-Term Investments
Mutual Funds	54,809,524	—	—	54,809,524
Repurchase Agreement	—	5,626,000	—	5,626,000
Total Short-Term Investments	54,809,524	5,626,000	—	60,435,524

Total Investments	$479,485,345	$5,626,000	$—	$485,111,345

*	See Schedule of Investments for additional detailed categorizations.

MIST-256

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Honeywell International, Inc.	328,191	$19,596,284
Textron, Inc. (a)	385,202	10,550,683

		30,146,967

Automobiles—0.7%
General Motors Co.*	351,592	10,909,900

Beverages—1.2%
Coca-Cola Co.	194,638	12,914,231
PepsiCo, Inc.	93,761	6,039,146

		18,953,377

Capital Markets—4.7%
Bank of New York Mellon Corp.	1,000,254	29,877,587
Goldman Sachs Group, Inc. (The)	107,109	16,973,563
Morgan Stanley	643,994	17,593,916
State Street Corp.	154,996	6,965,521

		71,410,587

Commercial Banks—3.4%
PNC Financial Services Group, Inc.	328,022	20,662,106
U.S. Bancorp	407,148	10,760,922
Wells Fargo & Co.	622,099	19,720,538

		51,143,566

Communications Equipment—0.7%
Cisco Systems, Inc.	660,713	11,331,228

Computers & Peripherals—3.4%
Dell, Inc.* (a)	1,250,543	18,145,379
Hewlett-Packard Co.	809,674	33,172,344

		51,317,723

Diversified Financial Services—6.3%
Bank of America Corp.	1,969,992	26,259,993
Citigroup, Inc.*	4,902,784	21,670,305
JPMorgan Chase & Co.	1,026,106	47,303,487

		95,233,785

Diversified Telecommunication Services—2.7%
AT&T, Inc.	558,594	17,092,977
Verizon Communications, Inc.	623,039	24,011,923

		41,104,900

Electric Utilities—1.9%
American Electric Power Co., Inc.	179,368	6,302,992
FirstEnergy Corp.	287,848	10,676,282
PPL Corp.	471,968	11,940,790

		28,920,064

Electrical Equipment—0.8%
Emerson Electric Co.	197,407	11,534,491

Energy Equipment & Services—4.8%
Halliburton Co.	851,863	42,456,852

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Noble Corp. (a)	203,589	$9,287,730
Weatherford International, Ltd.* (a)	962,360	21,749,336

		73,493,918

Food & Staples Retailing—2.6%
CVS Caremark Corp.	647,939	22,237,266
Wal-Mart Stores, Inc.	326,938	17,017,123

		39,254,389

Food Products—4.0%
Kraft Foods, Inc. - Class A	1,042,772	32,701,330
Unilever N.V.	890,004	27,910,525

		60,611,855

Health Care Providers & Services—4.3%
Cardinal Health, Inc.	529,467	21,776,978
UnitedHealth Group, Inc.	690,983	31,232,431
WellPoint, Inc.	172,653	12,049,453

		65,058,862

Household Products—0.3%
Procter & Gamble Co. (The)	79,867	4,919,807

Industrial Conglomerates—2.0%
General Electric Co.	1,131,159	22,679,738
Tyco International, Ltd.	183,446	8,212,877

		30,892,615

Insurance—4.6%
Aflac, Inc.	115,742	6,108,863
Allstate Corp. (The)	95,392	3,031,558
Chubb Corp. (The)	465,773	28,556,542
Torchmark Corp. (a)	207,974	13,826,111
Travelers Cos., Inc. (The)	305,366	18,163,170

		69,686,244

Internet Software & Services—3.4%
eBay, Inc.*	875,033	27,161,024
Yahoo!, Inc.*	1,467,735	24,437,788

		51,598,812

IT Services—0.9%
Accenture plc - Class A	114,512	6,294,724
Western Union Co.	381,553	7,924,856

		14,219,580

Machinery—1.7%
Ingersoll-Rand plc (a)	519,135	25,079,412

Media—11.3%
Comcast Corp. - Class A	2,208,269	54,588,410
DIRECTV - Class A*	213,798	10,005,746
News Corp. - Class B	1,200,922	22,361,168
Time Warner Cable, Inc.	366,281	26,130,486
Time Warner, Inc.	432,353	15,435,002
Viacom, Inc. - Class B	913,350	42,489,042

		171,009,854

MIST-257

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of March 31, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—1.6%
Alcoa, Inc.	1,383,917	$24,426,135

Multi-Utilities—0.3%
Sempra Energy	91,127	4,875,295

Multiline Retail—0.9%
Macy’s, Inc.	161,172	3,910,033
Target Corp.	189,486	9,476,195

		13,386,228

Oil, Gas & Consumable Fuels—6.6%
BP plc (ADR) (a)	375,526	16,575,718
Chevron Corp.	342,198	36,762,331
ConocoPhillips Co.	94,308	7,531,437
Royal Dutch Shell plc (ADR)	386,041	28,126,947
Total S.A. (ADR)	192,924	11,762,576

		100,759,009

Paper & Forest Products—3.1%
International Paper Co.	1,543,963	46,596,803

Personal Products—0.4%
Avon Products, Inc.	244,515	6,611,686

Pharmaceuticals—8.5%
Abbott Laboratories	205,922	10,100,474
Bristol-Myers Squibb Co.	1,124,640	29,724,235
GlaxoSmithKline plc (ADR)	349,734	13,433,283
Merck & Co., Inc.	682,749	22,537,545
Pfizer, Inc.	2,146,732	43,600,127
Roche Holding AG (ADR)	277,784	9,986,335

		129,381,999

Semiconductors & Semiconductor Equipment—1.3%
Intel Corp.	419,661	8,464,562
KLA-Tencor Corp.	233,758	11,073,117

		19,537,679

Software—2.0%
Microsoft Corp.	1,178,414	29,884,579

Specialty Retail—2.6%
Home Depot, Inc. (The)	398,060	14,752,104
Lowe’s Cos., Inc.	554,617	14,658,527
Staples, Inc.	519,479	10,088,282

		39,498,913

Wireless Telecommunication Services—0.9%
Vodafone Group plc (ADR)	502,474	14,446,128

Total Common Stocks (Cost $1,114,297,902)		1,457,236,390

Short-Term Investments—7.0%

Security Description	Shares/Par Amount	Value

Mutual Funds—3.2%
State Street Navigator Securities Lending Prime Portfolio (b)	48,779,258	$48,779,258

Repurchase Agreement—3.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/11 at 0.010% to be repurchased at $56,757,016 on 04/01/11 collateralized by $60,860,000 Fannie Mae at 3.420% due 11/24/20 with a value of $57,893,075.	$56,757,000	56,757,000

Total Short-Term Investments (Cost $105,536,258)		105,536,258

Total Investments—102.9% (Cost $1,219,834,160#)		1,562,772,648
Other assets and liabilities (net)—(2.9)%		(43,966,739)

Net Assets—100.0%		$1,518,805,909

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of March 31, 2011 was $1,219,834,160. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $347,399,856 and $4,461,368, respectively, resulting in a net unrealized appreciation of $342,938,488.
(a)	All or a portion of the security was on loan. As of March 31, 2011, the market value of securities loaned was $57,235,068 and the collateral received consisted of cash in the amount of $48,779,258 and non-cash collateral with a value of $10,074,100. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-258

Met Investors Series Trust

Van Kampen Comstock Portfolio

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended March 31, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,457,236,390	$—	$—	$1,457,236,390

Short-Term Investments
Mutual Funds	48,779,258	—	—	48,779,258
Repurchase Agreement	—	56,757,000	—	56,757,000
Total Short-Term Investments	48,779,258	56,757,000	—	105,536,258

Total Investments	$1,506,015,648	$56,757,000	$—	$1,562,772,648

*	See Schedule of Investments for additional detailed categorizations.

MIST-259

Met Investors Series Trust

Notes to Schedule of Investments

Investment Valuation:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; bank loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc. or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds and preferred stock that are traded on a national securities exchange or other exchanges are valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 within the fair value hierarchy.

Equity securities which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

MIST-260

Met Investors Series Trust

Notes to Schedule of Investments

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy. As a general matter, futures contracts are marked-to-market daily.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. The Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available to a Valuation Committee established by the Board. Market quotes and other observable inputs are considered not readily available in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate, including significant unobservable inputs. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities are categorized as Level 3 within the fair value hierarchy.

Investments in mutual funds (other than exchange-traded funds (“ETFs”)) are valued at their closing daily NAVs. The NAV of a Portfolio that invests in one or more mutual funds is calculated on the basis of the NAVs of the mutual funds in which the Portfolio invests. For information about the use of fair value pricing by the mutual funds in which a Portfolio invests, please refer to the prospectuses of the mutual funds.

Investments in ETFs are valued at the closing market quotation for their shares. The NAV of a Portfolio that invests in ETFs is calculated on the basis of the market values of the ETFs in which the Portfolio invests. For information about the use of fair value pricing by the ETFs in which a Portfolio invests, please refer to the prospectuses for the ETFs.

For information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

MIST-261

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/S/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Date:	May 25, 2011

By:	/S/ JEFFREY A. TUPPER
Jeffrey A. Tupper
Chief Financial Officer and Treasurer

Date:	May 25, 2011